UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 104.9%
	U.S. Treasury Bills — 57.1% (n)
1,700,000	0.168%, 06/30/16	1,699,629
1,238,499	0.176%, 06/02/16	1,238,493
2,550,000	0.221%, 06/09/16	2,549,875
500,000	0.227%, 08/04/16	499,799
567,531	0.242%, 08/11/16	567,260
850,000	0.250%, 07/28/16	849,663
2,600,412	0.271%, 06/16/16	2,600,118
2,400,000	0.275%, 06/23/16	2,399,597
1,000,000	0.278%, 08/18/16	999,399
300,000	0.346%, 08/25/16	299,755

		13,703,588

	U.S. Treasury Notes — 47.8%
200,000	0.375%, 10/31/16	199,872
200,000	0.500%, 06/15/16	200,022
100,000	0.500%, 06/30/16	100,011
800,000	0.500%, 07/31/16	800,136
190,000	0.625%, 07/15/16	190,080
300,000	0.625%, 08/15/16	300,093
750,000	0.625%, 12/15/16	750,662
124,000	0.875%, 09/15/16	124,166
50,000	0.875%, 11/30/16	50,076
275,000	0.875%, 12/31/16	275,414
500,000	1.000%, 08/31/16	500,668
323,000	1.000%, 09/30/16	323,649
400,000	1.000%, 10/31/16	400,995
350,000	1.500%, 06/30/16	350,312
275,000	1.500%, 07/31/16	275,527
200,000	2.750%, 11/30/16	202,156
250,000	3.000%, 09/30/16	252,156
692,000	3.125%, 10/31/16	699,537
918,000	3.250%, 06/30/16	920,055
500,000	VAR, 0.403%, 06/01/16	499,880
500,000	VAR, 0.420%, 06/01/16	500,050
525,000	VAR, 0.424%, 06/01/16	524,735
750,000	VAR, 0.427%, 06/07/16	749,790
1,070,000	VAR, 0.434%, 06/01/16	1,070,002
850,000	VAR, 0.518%, 06/01/16	850,049
100,000	VAR, 0.540%, 06/01/16	99,988
250,000	VAR, 0.622%, 06/01/16	250,491

		11,460,572

	Total U.S. Treasury Obligations (Cost $25,164,160)	25,164,160

	Total Investments — 104.9% (Cost $25,164,160) *	25,164,160
	Liabilities in Excess of Other Assets — (4.9)%	(1,175,730)

	NET ASSETS — 100.0%	$23,988,430

Percentages indicated are based on net assets.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2016, in valuing the Portfolio’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$25,164,160	$—	$25,164,160

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2016.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 11.0% (n)
	California — 11.0%
	California Statewide Communities Development Authority
7,500	Series 2008-C, VRDO, 0.230%, 06/06/16	7,500
22,865	Series 2008-C, VRDO, 0.230%, 06/21/16	22,865
23,000	Series 2009 B-2, VRDO, 0.470%, 07/05/16	23,000
29,000	Series 2009 B-3, VRDO, 0.460%, 07/08/16	29,000
15,000	Series 2009 B-6, VRDO, 0.450%, 07/06/16	15,000
	State of California
10,000	Series A-1, LOC: Wells Fargo Bank N.A., 0.440%, 07/01/16	10,000
14,200	Series A-1, LOC: Wells Fargo Bank N.A., 0.490%, 07/28/16	14,200
12,000	Series A-2, LIQ: Royal Bank of Canada, 0.500%, 07/20/16	12,000
11,600	Turlock Irrigation District, Series A, LIQ: Bank of America N.A., 0.470%, 07/06/16	11,600
22,700	Woodland Finance Authority, LIQ: Citibank N.A., 0.470%, 07/05/16	22,700

	Total Commercial Paper (Cost $167,865)	167,865

Daily Demand Notes — 10.6%
	California — 10.6%
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co.,
15,000	Series B, Rev., VRDO, LOC: Union Bank N.A., 0.270%, 06/01/16	15,000
29,425	Series D, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.340%, 06/01/16	29,425
	California Municipal Finance Authority, Pollution Control, Pacific Gas & Electric Co.,
13,000	Series B, Rev., VRDO, LOC: Canadian Imperial Bank, 0.350%, 06/01/16	13,000
9,700	Series C, Rev., LOC: Mizuho Bank Ltd., 0.350%, 06/01/16	9,700
3,050	California Municipal Finance Authority, Recovery Zone Facility, Chevron U.S.A., Inc. Project, Series 2010A, Rev., VRDO, 0.290%, 06/01/16	3,050
12,000	California Pollution Control Financing Authority, Pacific Gas & Electric Co., Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.330%, 06/01/16	12,000
6,770	California Statewide Communities Development Authority, John Muir Health, Series A, Rev., VRDO , LOC: Wells Fargo Bank N.A., 0.320%, 06/01/16 (p)	6,770
14,038	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 87-8, Series 1999, GO, VRDO, LOC: State Street Bank & Trust, 0.300%, 06/01/16	14,038
7,405	City of Irvine, Improvement Bond Act of 1915, District No. 97-16, Rev., VRDO, LOC: State Street Bank & Trust, 0.300%, 06/01/16	7,405
15,000	City of Irvine, Improvement Bond Act of 1915, Reassessment District No. 05-21, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.300%, 06/01/16	15,000
13,310	City of Irvine, Improvement Bond Act of 1915, Reassessment District No. 85-7, Series A, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.300%, 06/01/16	13,310
7,475	Eastern Municipal Water District, Water and Waste Water, Rev., VRDO, 0.310%, 06/01/16	7,475
5,035	Irvine Ranch Water District, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.310%, 06/01/16	5,035
8,000	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.310%, 06/01/16	8,000
2,800	Metropolitan Water District of Southern California, Series B-3, Rev., VRDO, 0.290%, 06/01/16	2,800

	Total Daily Demand Notes (Cost $162,008)	162,008

Municipal Bonds — 7.1%
	California — 7.1%
5,000	California School Cash Reserve Program Authority, Series A, Rev., 2.000%, 06/30/16	5,007
34,130	California Statewide Communities Development Authority, Gas Supply, Series 2010A, Rev., VRDO, 0.460%, 06/07/16	34,130
25,000	County of Kern, Rev., TAN, 7.000%, 06/30/16	25,132
30,000	County of Los Angeles, Rev., TAN, 5.000%, 06/30/16	30,112
10,000	County of Santa Cruz, Rev., TAN, 2.000%, 06/30/16	10,013

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
5,000	Los Angeles County, Schools Pooled Financing Program, Series A-2, COP, 2.000%, 06/01/16	5,000

	Total Municipal Bonds (Cost $109,394)	109,394

Weekly Demand Notes — 61.8%
	California — 61.8%
4,545	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Geneva Pointe Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.420%, 06/07/16	4,545
4,500	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Reardon Heights Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.420%, 06/07/16	4,500
3,830	Alameda County IDA, Plyproperties Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.430%, 06/07/16	3,830
200	Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.400%, 06/07/16	200
23,700	Antelope Valley-East Kern Water Agency, Series A-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.360%, 06/07/16	23,700
5,000	Barclays Capital Municipal Trust Receipts, Various States, Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.440%, 06/07/16	5,000
12,043	Bay Area Toll Authority, California Toll Bridge, Series 2015-XF2179, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.440%, 06/07/16 (e)	12,043
4,580	Beverly Hills Public Financing Authority, Series ROCS RR II R-14013, Rev., VRDO, LIQ: Citibank N.A., 0.420%, 06/07/16	4,580
4,400	California Economic Development Financing Authority, Industrial Development, Killion Industries, Inc. Project, Rev., VRDO, LOC: Union Bank N.A., 0.450%, 06/07/16	4,400
2,200	California Health Facilities Financing Authority, Adventist Health System, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.400%, 06/07/16	2,200
4,410	California Health Facilities Financing Authority, City of Hope, Series C, Rev., VRDO, 0.360%, 06/07/16	4,410
	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program,
18,150	Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.360%, 06/07/16	18,150
9,140	Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.390%, 06/07/16	9,140
18,910	California Health Facilities Financing Authority, Scripps Health, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.360%, 06/07/16	18,910
15,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.410%, 06/07/16	15,000
8,200	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.390%, 06/07/16	8,200
7,265	California Health Facilities, Financing Authority, Memorial Health Services, Series A, Rev., VRDO, 0.390%, 06/07/16	7,265
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Gardens Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.410%, 06/07/16	4,620
3,655	California Infrastructure & Economic Development Bank, Industrial Development, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.550%, 06/07/16	3,655
5,500	California Infrastructure & Economic Development Bank, Le Lycee Francais de Los Angeles Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.400%, 06/07/16	5,500
9,000	California Infrastructure & Economic Development Bank, Santa Barbara Center for the Performing Arts, Rev., VRDO, LOC: Bank of America N.A., 0.430%, 06/07/16	9,000
7,010	California State Department of Veterans Affairs, Series ROCS-RR-II-R-11444, Rev., VRDO, LIQ: Citibank N.A. , 0.430%, 06/07/16	7,010
42,715	California Statewide Communities Development Authority, Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank , 0.440%, 06/07/16 (e)	42,715
	California Statewide Communities Development Authority, Kaiser Permanente,
6,100	Series C-1, Rev., VRDO, 0.360%, 06/07/16	6,100

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
8,140	Series C-2, Rev., VRDO, 0.360%, 06/07/16	8,140
505	California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project, Series OO, Rev., VRDO, LOC: Citibank N.A., 0.500%, 06/07/16	505
6,835	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.420%, 06/07/16	6,835
1,970	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 06/07/16	1,970
7,605	California Statewide Communities Development Authority, Multi-Family Housing, Harmony Court Apartments, Series E, Rev., VRDO, FNMA, LIQ: FNMA, 0.420%, 06/07/16	7,605
2,700	California Statewide Communities Development Authority, Multi-Family Housing, Hermosa Vista Apartments, Series XX, Rev., VRDO, FNMA, LIQ: FNMA, 0.420%, 06/07/16	2,700
4,045	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 06/07/16	4,045
8,350	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.420%, 06/07/16	8,350
11,200	California Statewide Communities Development Authority, Multi-Family Housing, Pavillions at Sunrise Apartments, Series M, Rev., VRDO, FNMA, LIQ: FNMA, 0.420%, 06/07/16	11,200
8,060	California Statewide Communities Development Authority, Penny Lane Centers Project, Series 2008, Rev., VRDO, LOC: U.S. Bank N.A., 0.410%, 06/07/16	8,060
16,950	California Statewide Communities Development Authority, Rady Children’s Hospital, Series C, Rev., VRDO, LOC: Northern Trust Co., 0.360%, 06/07/16	16,950
1,800	California Statewide Communities Development Authority, The Painted Turtle, Series 2003, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.360%, 06/07/16	1,800
600	City & County of San Francisco, Multi-Family Housing, Folsom-Dore Apartment Project, Series A, Rev., VRDO, LOC: Citibank N.A., 0.430%, 06/07/16	600
16,385	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank N.A., 0.400%, 06/07/16	16,385
10,614	City of Irvine Reassessment District No. 04-20, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.400%, 06/07/16	10,614
	City of Livermore,
5,800	Series A, COP, VRDO, LOC: U.S. Bank N.A., 0.390%, 06/07/16	5,800
24,600	Series B, COP, VRDO, LOC: U.S. Bank N.A., 0.390%, 06/07/16	24,600
4,400	City of Manhattan Beach, COP, VRDO, LOC: Union Bank N.A., 0.420%, 06/07/16	4,400
3,025	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.400%, 06/07/16	3,025
	City of Palo Alto,
6,240	Series ROCS-RR-II-R-11859, GO, VRDO, LIQ: Citibank N.A., 0.420%, 06/07/16 (e)	6,240
4,160	Series ROCS-RR-II-R-11954, GO, VRDO, LIQ: Citibank N.A., 0.420%, 06/07/16 (e)	4,160
39,800	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.400%, 06/07/16	39,800
8,700	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.390%, 06/07/16	8,700
13,575	City of Whittier, Health Facilities, Presbyterian Intercommunity, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.380%, 06/07/16	13,575
655	County of Contra Costa, City of Richmond, Wastewater, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.430%, 06/07/16	655
2,900	County of Orange, Apartment Development, Villas Aliento, Series E, Rev., VRDO, FNMA, LIQ: FNMA, 0.400%, 06/07/16	2,900

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
1,810	County of Orange, Apartment Development, Villas La Paz, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.400%, 06/07/16	1,810
	East Bay Municipal Utility District, Water System,
13,625	Series A-2, Rev., VRDO, 0.380%, 06/07/16	13,625
7,000	Series A-4, Rev., VRDO, 0.360%, 06/07/16	7,000
26,600	Eastern Municipal Water District, Water and Waste Water, Series 2015A, Rev., VRDO, 0.380%, 06/07/16	26,600
4,000	Irvine Ranch Water District, Nos. 105, 140, 240, 250, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.380%, 06/07/16	4,000
20,000	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax, Series 2014B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.390%, 06/07/16	20,000
3,482	Kern Water Bank Authority, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.360%, 06/07/16	3,482
1,000	Lancaster Redevelopment Agency, Multi-Family Housing, 20th Street Apartments, Series C, Rev., VRDO, FNMA, LOC: FNMA, 0.390%, 06/07/16	1,000
4,940	Livermore Redevelopment Agency, Multi-Family Housing, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.380%, 06/07/16	4,940
9,500	Los Angeles City Department of Water & Power, Power System, Series B, Subseries B-5, Rev., VRDO, 0.370%, 06/07/16	9,500
21,100	Los Angeles City Department of Water & Power, Water System, Series B, Subseries B-1, Rev., VRDO, 0.370%, 06/07/16	21,100
10,000	Los Angeles City Department of Water & Power,Water System, Series B, Subseries B-4, Rev., VRDO, 0.380%, 06/07/16	10,000
10,565	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Metropolitan Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.400%, 06/07/16	10,565
1,386	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.450%, 06/07/16	1,386
14,400	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.420%, 06/07/16	14,400
200	Los Angeles Department of Water & Power, Power System, Series B, Subseries B-2, Rev., VRDO, 0.360%, 06/07/16	200
7,800	Los Angeles Department of Water & Power, Waterworks, Series B, Subseries B-3, Rev., VRDO, 0.360%, 06/07/16	7,800
11,500	Metropolitan Water District of Southern California, Series 2015-A, Rev., VRDO, 0.360%, 06/07/16	11,500
15,750	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Series SGC-44, Class A, Rev., VRDO, NATL-RE, LIQ: Societe Generale, 0.450%, 06/07/16	15,750
5,240	Orange County Water District, Series 3192, COP, VRDO, LIQ: Morgan Stanley Bank, 0.440%, 06/07/16 (e)	5,240
4,910	Puttable Floating Option Tax-Exempt Receipts, Series MT-841, Rev., VRDO, LIQ: Bank of America N.A., 0.420%, 06/07/16 (e)	4,910
6,000	RBC Municipal Products, Inc. Trust, Various States, Series O-48, Rev., VRDO, LIQ: Royal Bank of Canada, 0.400%, 06/07/16 (e)	6,000
	Regents of the University of California,
5,000	Series AL, Rev., VRDO, 0.370%, 06/07/16	5,000
48,110	Series AL-4, Rev., VRDO, 0.360%, 06/07/16	48,110
1,675	Riverside County Transportation Commission, Series ROCS-RR-II-R14064, Rev., VRDO, LIQ: Citibank N.A., 0.420%, 06/07/16 (e) (w)	1,675
9,300	Riverside County Transportation Commission, Limited Tax, Series B, Rev., VRDO, 0.370%, 06/07/16	9,300
600	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Rev., VRDO, LOC: Citibank N.A., 0.430%, 06/07/16	600
10,000	Sacramento County of California, Multi-Family Housing, Series B, Rev., VRDO, LIQ: FNMA, 0.450%, 06/07/16	10,000
43,600	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, 0.450%, 06/07/16	43,600

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
13,625	Sacramento County Sanitation Districts Financing Authority, Sub-Lien, Sacramento Regional County Sanitation District, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.390%, 06/07/16	13,625
9,580	Sacramento Housing Authority, Multi-Family Housing, The Lofts at Natomas Apartments, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 06/07/16	9,580
7,680	Sacramento Municipal Utility District, Sub-Electric, Series L, Rev., VRDO, LOC: U.S. Bank N.A., 0.390%, 06/07/16	7,680
3,400	San Diego Housing Authority, Multi-Family Housing, Studio 15, Series B, Rev., VRDO, LOC: Citibank N.A., 0.420%, 06/07/16	3,400
8,800	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.400%, 06/07/16	8,800
4,000	San Francisco City & County Redevelopment Agency, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.410%, 06/07/16	4,000
3,500	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Mercy Terrace Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.390%, 06/07/16	3,500
7,760	San Marcos Unified School District, Series ROCS RR II R-11998X, GO, VRDO, LIQ: Citibank N.A., 0.430%, 06/07/16	7,760
2,420	San Rafael Redevelopment Agency, Multi-Family Housing, San Rafael Commons Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.430%, 06/07/16	2,420
10,000	Santa Clara County Financing Authority, El Camino Hospital, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.390%, 06/07/16	10,000
1,320	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.400%, 06/07/16	1,320
12,600	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/07/16	12,600
	Santa Clara Valley Transportation Authority, Sales Tax,
14,000	Series C, Rev., VRDO, 0.410%, 06/07/16	14,000
7,000	Series D, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.410%, 06/07/16	7,000
4,900	Southern California Public Power Authority, Magnolia Power Project A, Series A-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.380%, 06/07/16	4,900
	State of California, Kindergarten,
10,000	Series A7, GO, VRDO, LOC: Citibank N.A., 0.380%, 06/07/16	10,000
15,000	Series B5, GO, VRDO, LOC: U.S. Bank N.A., 0.380%, 06/07/16	15,000
31,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.450%, 06/07/16	31,000
2,020	Tender Option Bond Trust Receipts, Series 2016-ZF0348, Rev., VRDO, LIQ: Bank of America N.A., 0.430%, 06/07/16	2,020
5,355	Upland Housing Authority, Multi-Family Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.420%, 06/07/16	5,355
7,500	Wells Fargo Stage Trust, Various States, Series PO5-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.380%, 06/07/16 (e)	7,500
565	West Covina Public Financing Authority, Golf Course Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.380%, 06/07/16	565

	Total Weekly Demand Notes (Cost $945,405)	945,405

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — 9.2%
	Nuveen California AMT-Free Municipal Income Fund
26,500	LIQ: TD Bank N.A., 0.480%, 06/07/16 # (e)	26,500
35,000	LIQ: TD Bank N.A., 0.480%, 06/07/16 # (e)	35,000
	Nuveen California Dividend Advantage Municipal Fund
14,000	Series 1, LIQ: Barclays Bank plc, 0.520%, 06/07/16 # (e)	14,000
7,000	Series 1, LIQ: Morgan Stanley Bank, 0.550%, 06/07/16 # (e)	7,000
19,000	Series 2, LIQ: Citibank N.A., 0.520%, 06/07/16 # (e)	19,000
10,000	Series 4, LIQ: Royal Bank of Canada, 0.510%, 06/07/16 # (e)	10,000
23,000	Series 5, LIQ: Citibank N.A., 0.520%, 06/07/16 # (e)	23,000
6,000	Series 6, LIQ: Citibank N.A., 0.520%, 06/07/16 # (e)	6,000

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — continued
	Total Variable Rate Demand Preferred Shares (Cost $140,500)	140,500

	Total Investments — 99.7% (Cost $1,525,172) *	1,525,172
	Other Assets in Excess of Liabilities — 0.3%	5,033

	NET ASSETS — 100.0%	$1,530,205

Percentages indicated are based on net assets.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TAN	—	Tax Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2016.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(n)	—	The rate shown is the effective yield at the date of purchase.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of May 31, 2016.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2016, in valuing the Portfolio’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,525,172	$—	$1,525,172

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2016.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 93.0% (t)
	California –– 92.4%
	Certificate of Participation/Lease — 2.6%
1,250	City & County of San Francisco, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,388
1,500	County of Monterey, 2009 Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,708
	Irvine Ranch Water District,
2,540	COP, 5.000%, 03/01/25	2,907
1,000	COP, 5.000%, 03/01/26	1,143
1,500	COP, 5.000%, 03/01/27	1,711

		8,857

	Education — 6.7%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,109
	California Educational Facilities Authority, Stanford University,
1,500	Series T-5, Rev., 5.000%, 03/15/23	1,862
1,500	Series U-2, Rev., 5.000%, 10/01/32	2,039
1,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/23	1,255
2,000	California State Public Works Board, California State University, Series A, Rev., NATL-RE, FGIC, 5.250%, 10/01/17	2,121
	California State University, Systemwide,
2,000	Series A, Rev., 5.000%, 11/01/32	2,494
1,000	Series C, Rev., AGM, 5.000%, 11/01/19	1,138
	University of California,
1,000	Series AB, Rev., 5.000%, 05/15/26	1,177
1,500	Series AM, Rev., 5.000%, 05/15/28	1,842
2,500	Series AR, Rev., 5.000%, 05/15/33	3,118
1,500	Series AR, Rev., 5.000%, 05/15/34	1,863
	University of California, Medical Center,
1,000	Series A, Rev., NATL-RE, 5.000%, 05/15/17	1,004
1,500	Series D, Rev., 5.000%, 05/15/20	1,521

		22,543

	General Obligation — 26.8%
1,250	Counties of Santa Barbara, San Luis Obispo & Ventura, Allan Hancock Joint Community College District, GO, 5.000%, 08/01/30	1,543
1,000	Counties of Sonoma, Mendocino & Marin, Sonoma County Junior College District, GO, 5.000%, 08/01/27	1,236
1,210	County of Contra Costa, Mount Diablo Unified School District, Election of 2010, Series E, GO, 5.000%, 08/01/26	1,459
1,500	County of Contra Costa, West Contra Costa Unified School District, Election of 2002, Series D, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,478
1,500	County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation, GO, Zero Coupon, 08/01/23	1,324
1,000	County of Los Angeles, Glendale Community College District, Election of 2002, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	987
1,000	County of Los Angeles, Los Angeles Unified School District, Election of 2004, Series I, GO, 5.000%, 07/01/25	1,123
3,205	County of Los Angeles, Mount San Antonio Community College District, Election of 2008, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/30	1,800
1,185	County of Napa, Napa Valley Community College District, Election 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21	966
2,000	County of Napa, Napa Valley Unified School District, Election of 2006, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/27	1,467
1,700	County of Orange, Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,710
1,000	County of Riverside, Murrieta Valley Unified School District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 09/01/24	816
1,000	County of Sacramento, San Juan Unified School District, Election of 2002, GO, 5.000%, 08/01/29	1,229
1,000	County of San Diego, Carlsbad Unified School District, Election of 2006, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	977
1,500	County of San Diego, Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	1,195
1,000	County of San Diego, San Diego Community College District, Election of 2006, Series B, GO, 5.000%, 08/01/26	1,186
2,035	County of San Mateo, San Mateo Union High School District, Election of 2006, Series A, GO, 5.000%, 09/01/30	2,499

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
1,800	County of San Mateo, South San Francisco Unified School District, Capital Appreciation, Series C, GO, Zero Coupon, 09/01/28 (w)	1,271
1,700	County of Santa Clara, Campbell Union High School District, GO, 5.000%, 08/01/27	2,122
1,000	County of Santa Clara, Cupertino Union School District, Series A, GO, 5.000%, 08/01/27	1,248
1,915	County of Santa Clara, Evergreen Elementary School District, Election of 2006, Capital Appreciation, Series B, GO, AGC, Zero Coupon, 08/01/24	1,615
1,000	County of Santa Clara, Foothill-De Anza Community College District, GO, 5.000%, 08/01/21	1,196
	County of Santa Clara, Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	1,347
1,015	GO, Zero Coupon, 08/01/25	832
1,500	GO, Zero Coupon, 08/01/26	1,192
	County of Santa Clara, San Jose Unified School District,
1,610	GO, 5.000%, 08/01/24	1,897
1,750	GO, 5.000%, 08/01/28	2,149
900	Series C, GO, 5.000%, 08/01/30	1,111
1,560	Series C, GO, 5.000%, 08/01/31	1,919
1,500	Los Angeles Community College District, Series A, GO, 5.000%, 08/01/31	1,859
	Menlo Park City School District, Crossover Capital Appreciation,
500	GO, Zero Coupon, 07/01/31	309
880	GO, Zero Coupon, 07/01/32	518
1,500	Palomar Pomerado Health, Election of 2004, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,457
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,594
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	3,308
2,000	San Francisco Bay Area Rapid Transit District, Series D, GO, 5.000%, 08/01/32	2,487
2,500	San Francisco City & County, Earthquake Safety & Emergency, Series D, GO, 3.000%, 06/15/25	2,742
2,000	San Mateo County Community College District, Series A, GO, NATL-RE, Zero Coupon, 09/01/29	1,446
	State of California,
1,000	GO, 5.000%, 09/01/19	1,012
1,000	GO, 5.000%, 09/01/21	1,190
2,750	GO, 5.000%, 10/01/21	2,793
3,500	GO, 5.000%, 11/01/21	3,714
3,000	GO, 5.000%, 08/01/22	3,087
2,000	GO, 5.000%, 04/01/24	2,143
3,000	GO, 5.000%, 10/01/32	3,693
1,575	GO, 5.250%, 09/01/27	1,891
120	GO, NATL-RE-IBC, 6.250%, 10/01/19	122
2,000	State of California, School Facilities, GO, 4.000%, 09/01/32	2,277
1,500	State of California, Tax-Exempt Various Purpose, GO, 5.000%, 08/01/31	1,832
	State of California, Various Purpose,
1,350	GO, NATL-RE, 5.000%, 11/01/19	1,433
2,000	GO, 5.000%, 12/01/29	2,466
1,000	GO, 5.000%, 09/01/30	1,181
2,310	GO, 5.250%, 10/01/22	2,638
1,000	GO, 5.500%, 04/01/23	1,128

		90,214

	Hospital — 4.6%
1,000	ABAG Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., 5.000%, 08/01/31	1,196
1,500	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., 5.000%, 03/01/26	1,800
	California Health Facilities Financing Authority, Cedars-Sinai Medical Center,
1,000	Rev., 5.000%, 08/15/18	1,091
250	Rev., 5.000%, 11/15/30	311
400	Rev., 5.000%, 11/15/32	494
	California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford,
580	Series A, Rev., 5.000%, 08/15/27	712
850	Series A, Rev., 5.000%, 08/15/28	1,040
655	Series A, Rev., 5.000%, 08/15/30	789
1,000	Series A, Rev., 5.000%, 08/15/30	1,259
1,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., 5.000%, 07/01/28	1,202
	California Health Facilities Financing Authority, Sutter Health,
1,500	Series A, Rev., 5.000%, 11/15/31	1,854
1,150	Series A, Rev., 5.000%, 11/15/32	1,416

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital –– continued
1,000	Series A, Rev., 5.500%, 08/15/18	1,105
1,000	Series D, Rev., 5.000%, 08/15/25	1,199

		15,468

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
1,500	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-1, Rev., AMT, 3.000%, 11/01/25	1,587

	Other Revenue — 7.3%
1,000	Anaheim Public Financing Authority, Anaheim Public Improvements Project, Capital Appreciation, Series C, Rev., AGM, Zero Coupon, 09/01/19	955
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Refunding, Kern County Tobacco Funding Corporation, Rev., 5.000%, 06/01/20	1,126
1,000	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series A, Rev., 5.000%, 10/01/28	1,244
1,500	California State Public Works Board, Department of Developmental Services, Porterville Developmental Center Housing Expansion & Recreation Complex, Series C, Rev., 6.000%, 04/01/25	1,719
1,000	California State Public Works Board, Department of General Services, Series F, Rev., 5.000%, 05/01/30	1,226
1,000	California State Public Works Board, Judicial Council of California, New Stockton Courthouse, Series B, Rev., 5.000%, 10/01/20	1,162
1,000	California Statewide Communities Development Authority, Cottage Health Obligation Group, Rev., 5.000%, 11/01/16	1,019
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., VAR, 5.000%, 05/01/17	1,039
515	California Statewide Communities Development Authority, Sutter Health, Series A, Rev., 5.000%, 08/15/19	582
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,708
1,500	Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park & Open Space, Series A, Rev., NATL-RE, 5.000%, 10/01/19	1,695
	Midpeninsula Regional Open Space District, 2004 Project Lease,
500	Rev., 5.000%, 09/01/30	626
270	Rev., 5.000%, 09/01/31	336
2,370	San Diego Regional Building Authority, County Operations Center, Series A, Rev., 5.000%, 10/15/33	2,911
2,190	San Mateo County Joint Powers Financing Authority, Capital Projects Program, Series A, Rev., 5.250%, 07/15/21	2,493
2,000	San Mateo County Joint Powers Financing Authority, Youth Services Campus, Series A, Rev., 5.000%, 07/15/31	2,495
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Unrefunded Balance, Series A, Rev., NATL-RE, 6.250%, 07/01/24	947
1,000	Ventura County Public Financing Authority, Series A, Rev., 5.000%, 11/01/29	1,196

		24,479

	Prerefunded — 11.0%
1,500	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.000%, 04/01/19 (p)	1,669
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18 (p)	1,692
	California State Department of Water Resources, Central Valley Project, Water System,
1,675	Series AF, Rev., 5.000%, 12/01/18 (p)	1,851
1,355	Series AG, Rev., 5.000%, 12/01/19 (p)	1,546
1,500	California State Public Works Board, University of California, UC Irvine Medical Center Replacement Hospital, Series A, Rev., 5.000%, 03/01/18 (p)	1,613
560	City of San Bernardino, Single Family Mortgage, GNMA Mortgage-Backed Securities, Series A, Rev., GNMA COLL, 7.500%, 05/01/23 (p)	686
1,500	County of Los Angeles, Los Angeles Community College District, Election of 2003, Series E, GO, AGM, 5.000%, 08/01/16 (p)	1,511
1,000	County of Los Angeles, Los Angeles Unified School District, Election of 2004, Series H, GO, AGM, 5.000%, 07/01/17 (p)	1,047

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded –– continued
1,000	County of Los Angeles, Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/19 (p)	1,129
1,500	County of Los Angeles, Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/19 (p)	1,711
3,000	County of Monterey, Monterey Peninsula Community College District, Election of 2008, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 02/01/18 (p)	2,270
315	County of Napa, Napa Valley Community College District, Election 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21 (p)	256
1,500	County of Santa Clara, San Jose-Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/18 (p)	1,643
1,565	County of Tulare, Sierra View Local Health Care District, Rev., 5.100%, 07/01/17 (p)	1,640
1,795	Foothill Eastern Transportation Corridor Agency, Senior Lien, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	1,492
1,115	Mendocino & Lake Counties, Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/17 (p)	1,172
1,240	Sacramento City Financing Authority, Community Reinvestment Capital Improvement Program, Series A, Rev., AMBAC, 5.000%, 12/01/16 (p)	1,268
1,500	Sacramento County Sanitation Districts Financing Authority, Sacramento Regional County Sanitation District, Rev., NATL-RE, FGIC, 5.000%, 06/01/16 (p)	1,500
1,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.000%, 05/15/19 (p)	1,681
	San Diego Public Facilities Financing Authority, Water,
1,000	Series A, Rev., 5.000%, 08/01/18 (p)	1,092
2,000	Series B, Rev., 5.000%, 08/01/19 (p)	2,257
715	San Marcos Public Facilities Authority, Rev., Zero Coupon, 01/01/19 (p)	695
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Series A, Rev., NATL-RE, 6.250%, 07/01/24 (p)	946
715	State of California, Department of Water Resources Power Supply, Series H, Rev., 5.000%, 05/01/18 (p)	774
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17 (p)	1,704
2,000	University of California, Series Q, Rev., 5.250%, 05/15/17 (p)	2,109

		36,954

	Special Tax — 0.4%
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, Rev., NATL-RE, FGIC, 5.250%, 08/15/18	1,315

	Transportation — 15.0%
2,000	Alameda Corridor Transportation Authority, Tax-Exempt Second Subordinate Lien, Series B, Rev., AGM, 5.000%, 10/01/35	2,428
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
1,175	Series F-1, Rev., 5.000%, 04/01/27	1,414
1,855	Series F-1, Rev., 5.000%, 04/01/29	2,220
	City of Long Beach Harbor,
1,000	Series A, Rev., AMT, 5.000%, 05/15/23	1,222
1,000	Series A, Rev., 5.000%, 05/15/25	1,158
250	Series B, Rev., 5.000%, 05/15/24	315
250	Series B, Rev., 5.000%, 05/15/26	311
1,500	Series B, Rev., 5.000%, 05/15/26	1,736
225	Series B, Rev., 5.000%, 05/15/27	277
2,500	Series C, Rev., 5.000%, 11/15/18	2,755
1,250	City of Los Angeles, Department of Airports, Los Angeles International Airport, Series C, Rev., 5.000%, 05/15/31	1,531
2,000	Contra Costa Transportation Authority, Series A, Rev., 5.000%, 03/01/32	2,470
1,500	County of Los Angeles, Metropolitan Transportation Authority, Series A, Rev., 5.000%, 07/01/20	1,739
1,500	County of Sacramento, Airport System, Series A, Rev., AGM, 5.000%, 07/01/22	1,626
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/23	2,339
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/26	2,302
1,000	Series A, Rev., 5.000%, 05/15/27	1,150
2,000	Los Angeles Department of Airports, Senior Bonds, Los Angeles International Airport, Series A, Rev., AMT, 5.000%, 05/15/29	2,356
	Los Angeles Harbor Department,
1,000	Series A, Rev., AMT, 5.000%, 08/01/21	1,177

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
1,500	Series A, Rev., AMT, 5.000%, 08/01/31	1,793
1,000	Series B, Rev., 5.000%, 08/01/25	1,196
1,500	Los Angeles Harbor Department, Los Angeles International Airport, Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,542
2,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 03/01/29	2,377
1,000	San Diego County Regional Airport Authority, Senior Airport, Series B, Rev., AMT, 5.000%, 07/01/28	1,180
1,500	San Francisco Bay Area Rapid Transit District, Rev., 5.000%, 07/01/27	1,717
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,
1,000	Series 32F, Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,087
1,500	Series 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,639
2,000	Series A, Rev., AMT, 5.000%, 05/01/29	2,306
1,200	Series B, Rev., 5.000%, 05/01/18	1,298
1,500	Series C-1, Rev., AGM, 5.000%, 05/01/17	1,562
2,000	Series D, Rev., 5.000%, 05/01/26	2,365

		50,588

	Utility — 8.6%
1,535	Anaheim Public Financing Authority, Anaheim Electric Systems Distribution Facilities, Series A, Rev., 5.000%, 10/01/22	1,713
2,860	City of Burbank, Water & Power Electric, Series A, Rev., 5.000%, 06/01/22	3,268
	City of Los Angeles, Department of Water and Power,
1,000	Series A, Rev., 5.000%, 07/01/33	1,240
1,000	Series A, Rev., 5.000%, 07/01/34	1,239
1,500	Counties of Alameda & Contra Costa, East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,733
	Los Angeles Department of Water & Power, Power System,
1,500	Series B, Rev., 5.000%, 07/01/23	1,692
1,500	Series B, Rev., 5.250%, 07/01/23	1,704
1,500	Series B, Rev., 5.250%, 07/01/24	1,703
1,500	Series C, Rev., 5.000%, 07/01/27	1,892
2,380	San Francisco City & County Public Utilities Commission, Water, Sub Series A, Rev., 5.000%, 11/01/26	2,745
1,600	Santa Clara Valley Water District and Water Utilities System, Series A, Rev., 5.000%, 06/01/30	2,009
1,000	Southern California Public Power Authority, Apex Power Project, Series A, Rev., 5.000%, 07/01/30	1,232
500	Southern California Public Power Authority, Canyon Power Project, Series A, Rev., 5.000%, 07/01/25	594
2,135	Southern California Public Power Authority, Gas Project, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,320
285	State of California, Department of Water Resources Power Supply, Unrefunded Balance, Series H, Rev., 5.000%, 05/01/22	307
3,000	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.000%, 05/01/22	3,640

		29,031

	Water & Sewer — 8.9%
2,000	California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/23	2,513
	California State Department of Water Resources, Central Valley Project, Water System,
1,625	Series AF, Rev., 5.000%, 12/01/24	1,798
1,700	Series AF, Rev., 5.000%, 12/01/25	1,881
145	Series AG, Rev., 5.000%, 12/01/24	166
2,000	City of Bakersfield, Wastewater, Series A, Rev., 5.000%, 09/15/31	2,483
1,500	City of Los Angeles, Department of Wastewater System, Series B, Rev., 5.000%, 06/01/33	1,851
1,500	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	1,267
1,185	County of Marin, Marin Water District Financing Authority, Sub Lien, Series A, Rev., 5.000%, 07/01/28	1,430
790	County of San Mateo, Silicon Valley Clean Water, Rev., 5.000%, 02/01/30	959
	Metropolitan Water District of Southern California, Water,
1,500	Series A, Rev., 5.000%, 10/01/29	1,803
1,000	Series D, Rev., 5.000%, 07/01/20	1,126
2,000	Series F, Rev., 5.000%, 07/01/28	2,422

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer –– continued
3,660	Santa Margarita/Dana Point Authority, Water District Improvement, Series A, GO, 5.000%, 08/01/19	4,136
	Southern California Water Replenishment District Financing Authority, Replenishment Assessment,
1,050	Rev., 5.000%, 08/01/30	1,312
1,420	Rev., 5.000%, 08/01/31	1,766
2,410	Rev., 5.000%, 08/01/32	2,985

		29,898

	Total California	310,934

	Kentucky — 0.3%
	Other Revenue — 0.3%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,100

	Pennsylvania — 0.3%
	Hospital — 0.3%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,052

	Total Municipal Bonds (Cost $291,302)	313,086

SHARES
Short-Term Investment — 6.3%
	Investment Company — 6.3%
21,065	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (Cost $21,065)	21,065

	Total Investments — 99.3% (Cost $312,367)	334,151
	Other Assets in Excess of Liabilities — 0.7%	2,270

	NET ASSETS — 100.0%	$336,421

Percentages indicated are based on net assets.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2016.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security, delayed delivery security, or forward commitment.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,790
Aggregate gross unrealized depreciation	(6)

Net unrealized appreciation/depreciation	$21,784

Federal income tax cost of investments	$312,367

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$21,065	$313,086	$—	$334,151

(a)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2016.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 92.7%
	Consumer Discretionary — 5.8%
	Auto Components — 0.1%
1,000	Dana Holding Corp., 6.000%, 09/15/23	1,007
650	Goodyear Tire & Rubber Co. (The), 6.500%, 03/01/21	682

		1,689

	Automobiles — 0.8%
	Daimler Finance North America LLC,
2,695	2.250%, 09/03/19 (e)	2,728
9,690	2.250%, 03/02/20 (e)	9,750
1,129	2.450%, 05/18/20 (e)	1,142
490	Ford Motor Co., 4.750%, 01/15/43	500
	General Motors Co.,
1,065	5.200%, 04/01/45	1,035
450	6.250%, 10/02/43	496

		15,651

	Diversified Consumer Services — 0.0% (g)
500	Service Corp. International, 7.500%, 04/01/27	585

	Hotels, Restaurants & Leisure — 0.5%
1,000	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (d)	940
500	International Game Technology plc, (United Kingdom), 6.250%, 02/15/22 (e)	509
	McDonald’s Corp.,
630	2.750%, 12/09/20	647
2,045	3.700%, 02/15/42	1,902
610	4.700%, 12/09/35	655
1,705	4.875%, 12/09/45	1,889
	MGM Resorts International,
500	6.000%, 03/15/23	523
1,000	7.750%, 03/15/22	1,125
500	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	511
500	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	483

		9,184

	Household Durables — 0.0% (g)
340	Newell Brands, Inc., 5.500%, 04/01/46	388

	Internet & Catalog Retail — 0.2%
4,135	Amazon.com, Inc., 3.800%, 12/05/24	4,556

	Media — 3.6%
	21st Century Fox America, Inc.,
1,455	4.750%, 09/15/44	1,535
5,525	4.950%, 10/15/45	6,006
	Charter Communications Operating LLC/Charter Communications Operating Capital,
1,950	3.579%, 07/23/20 (e)	2,011
3,265	4.464%, 07/23/22 (e)	3,439
3,975	4.908%, 07/23/25 (e)	4,260
1,600	6.484%, 10/23/45 (e)	1,845
	Clear Channel Worldwide Holdings, Inc.,
2,100	Series B, 6.500%, 11/15/22	2,108
500	Series B, 7.625%, 03/15/20	480
	Comcast Corp.,
2,870	3.150%, 03/01/26	2,970
1,310	4.500%, 01/15/43	1,427
5,225	4.600%, 08/15/45	5,743
4,120	4.750%, 03/01/44	4,594
	DISH DBS Corp.,
1,000	5.875%, 11/15/24	927
1,500	6.750%, 06/01/21	1,554
1,705	NBCUniversal Media LLC, 4.450%, 01/15/43	1,811
500	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	521
500	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	511
1,000	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	1,025
	Sirius XM Radio, Inc.,
2,000	5.750%, 08/01/21 (e)	2,092
250	6.000%, 07/15/24 (e)	262
	Time Warner Cable, Inc.,
1,140	5.000%, 02/01/20	1,223
3,675	5.500%, 09/01/41	3,701
	Time Warner, Inc.,
11,142	4.750%, 03/29/21	12,332
3,760	4.850%, 07/15/45	3,931
1,185	4.900%, 06/15/42	1,247
715	5.350%, 12/15/43	782
5,531	Viacom, Inc., 4.375%, 03/15/43	4,224

		72,561

	Multiline Retail — 0.1%
2,205	Kohl’s Corp., 5.550%, 07/17/45	1,845
1,205	Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	897

		2,742

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Specialty Retail — 0.5%
3,900	Home Depot, Inc. (The), 4.250%, 04/01/46	4,234
1,000	L Brands, Inc., 6.625%, 04/01/21	1,114
1,710	Lowe’s Cos., Inc., 4.375%, 09/15/45	1,844
450	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	468
1,275	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	1,345

		9,005

	Total Consumer Discretionary	116,361

	Consumer Staples — 6.3%
	Beverages — 2.4%
	Anheuser-Busch InBev Finance, Inc.,
7,295	1.900%, 02/01/19	7,330
785	2.625%, 01/17/23	783
5,765	2.650%, 02/01/21	5,867
8,270	3.650%, 02/01/26	8,594
2,620	4.700%, 02/01/36	2,831
9,885	4.900%, 02/01/46	11,016
3,283	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	3,268
4,875	Coca-Cola Co. (The), 2.550%, 06/01/26	4,882
2,090	PepsiCo, Inc., 4.450%, 04/14/46	2,298

		46,869

	Food & Staples Retailing — 1.7%
	CVS Health Corp.,
6,290	2.125%, 06/01/21	6,247
4,355	2.875%, 06/01/26	4,330
2,302	3.875%, 07/20/25	2,474
2,125	5.125%, 07/20/45	2,467
594	CVS Pass-Through Trust, 4.704%, 01/10/36 (e)	618
1,380	Kroger Co. (The), 3.850%, 08/01/23	1,488
1,305	Sysco Corp., 2.500%, 07/15/21	1,313
	Walgreens Boots Alliance, Inc.,
2,505	2.600%, 06/01/21	2,513
1,670	3.450%, 06/01/26	1,667
5,291	3.800%, 11/18/24	5,486
650	4.650%, 06/01/46	658
	Wal-Mart Stores, Inc.,
1,445	4.000%, 04/11/43	1,517
3,265	4.300%, 04/22/44	3,591

		34,369

	Food Products — 0.7%
	Kraft Heinz Foods Co.,
4,805	4.375%, 06/01/46 (e)	4,813
1,470	5.000%, 06/04/42	1,600
4,824	5.200%, 07/15/45 (e)	5,413
1,750	Post Holdings, Inc., 7.375%, 02/15/22	1,849

		13,675

	Tobacco — 1.5%
	Altria Group, Inc.,
4,340	2.625%, 01/14/20	4,463
2,075	2.850%, 08/09/22	2,131
1,420	4.250%, 08/09/42	1,474
2,069	4.500%, 05/02/43	2,222
	B.A.T. International Finance plc, (United Kingdom),
3,220	2.750%, 06/15/20 (e)	3,312
856	3.250%, 06/07/22 (e)	895
1,660	Imperial Tobacco Finance plc, (United Kingdom), 4.250%, 07/21/25 (e)	1,772
	Philip Morris International, Inc.,
2,005	4.125%, 03/04/43	2,048
4,210	4.250%, 11/10/44	4,394
	Reynolds American, Inc.,
3,240	4.450%, 06/12/25	3,555
1,225	5.700%, 08/15/35	1,439
1,830	5.850%, 08/15/45	2,234

		29,939

	Total Consumer Staples	124,852

	Energy — 5.2%
	Energy Equipment & Services — 0.2%
3,150	Halliburton Co., 5.000%, 11/15/45	3,222

	Oil, Gas & Consumable Fuels — 5.0%
1,880	Boardwalk Pipelines LP, 5.950%, 06/01/26	1,883
	BP Capital Markets plc, (United Kingdom),
2,275	2.750%, 05/10/23	2,239
3,010	3.062%, 03/17/22	3,075
2,035	3.119%, 05/04/26	2,031
2,195	3.814%, 02/10/24	2,306
463	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e)	441
	Chevron Corp.,
8,345	2.100%, 05/16/21	8,340
1,736	2.355%, 12/05/22	1,721
3,515	2.419%, 11/17/20	3,581

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
2,280	ConocoPhillips Co., 3.350%, 05/15/25	2,276
	Devon Energy Corp.,
375	3.250%, 05/15/22	340
2,395	5.000%, 06/15/45	2,021
3,340	Enable Midstream Partners LP, 3.900%, 05/15/24	2,830
1,840	Energy Transfer Partners LP, 3.600%, 02/01/23	1,677
	Enterprise Products Operating LLC,
3,000	2.550%, 10/15/19	3,044
1,555	3.750%, 02/15/25	1,584
3,524	3.900%, 02/15/24	3,642
1,605	3.950%, 02/15/27	1,651
3,798	4.850%, 03/15/44	3,749
9,515	Exxon Mobil Corp., 2.726%, 03/01/23	9,694
	Kinder Morgan Energy Partners LP,
365	5.000%, 08/15/42	308
1,110	5.000%, 03/01/43	950
2,985	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	3,139
2,420	Magellan Midstream Partners LP, 5.000%, 03/01/26	2,661
2,710	MPLX LP, 4.000%, 02/15/25	2,432
3,095	Noble Energy, Inc., 5.250%, 11/15/43	2,944
4,560	ONEOK Partners LP, 4.900%, 03/15/25	4,562
6,432	Phillips 66, 4.875%, 11/15/44	6,665
	Plains All American Pipeline LP/PAA Finance Corp.,
2,370	3.650%, 06/01/22	2,224
3,310	5.750%, 01/15/20	3,474
3,440	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	3,684
	Sunoco Logistics Partners Operations LP,
870	5.300%, 04/01/44	772
5,625	5.350%, 05/15/45	5,060
1,610	Texas Gas Transmission LLC, 4.500%, 02/01/21 (e)	1,591
238	Total Capital International S.A., (France), 2.700%, 01/25/23	238
472	Transcanada Trust, (Canada), VAR, 5.625%, 05/20/75	423
1,998	Western Gas Partners LP, 3.950%, 06/01/25	1,802

		101,054

	Total Energy	104,276

	Financials — 41.5%
	Banks — 18.3%
4,145	ABN AMRO Bank N.V., (Netherlands), 2.450%, 06/04/20 (e)	4,181
5,455	Australia & New Zealand Banking Group Ltd., (Australia), 4.400%, 05/19/26 (e)	5,520
	Bank of America Corp.,
4,520	3.300%, 01/11/23	4,599
1,960	3.500%, 04/19/26	1,986
7,290	3.875%, 08/01/25	7,607
5,065	4.450%, 03/03/26	5,228
1,760	5.000%, 01/21/44	1,968
2,775	Series L, 2.250%, 04/21/20	2,764
11,521	Series L, 2.600%, 01/15/19	11,701
7,335	Series L, 3.950%, 04/21/25	7,324
	Bank of America N.A.,
4,645	1.650%, 03/26/18	4,647
7,265	1.750%, 06/05/18	7,281
2,816	Bank of Nova Scotia (The), (Canada), 2.450%, 03/22/21	2,857
5,955	Banque Federative du Credit Mutuel S.A., (France), 2.500%, 04/13/21 (e)	6,005
3,606	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	3,812
	Barclays plc, (United Kingdom),
7,860	2.000%, 03/16/18	7,847
5,500	5.200%, 05/12/26	5,615
	Branch Banking & Trust Co.,
2,780	2.850%, 04/01/21	2,872
2,525	3.625%, 09/16/25	2,648
	Capital One Bank USA N.A.,
1,280	2.250%, 02/13/19	1,284
11,895	3.375%, 02/15/23	11,923
	Citigroup, Inc.,
12,895	1.800%, 02/05/18	12,909
5,220	2.700%, 03/30/21	5,262
7,385	3.700%, 01/12/26	7,629
4,935	4.400%, 06/10/25	5,070
3,880	4.450%, 09/29/27	3,934
4,320	4.600%, 03/09/26	4,483
1,910	4.750%, 05/18/46	1,869
4,175	Cooperatieve Rabobank UA, (Netherlands), 2.250%, 01/14/20	4,210
	Credit Agricole S.A., (France),
4,010	2.375%, 07/01/21 (e)	4,008

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
1,220	2.750%, 06/10/20 (e)	1,247
	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom),
2,870	3.125%, 12/10/20 (e)	2,867
4,800	3.450%, 04/16/21 (e)	4,839
3,385	4.550%, 04/17/26 (e)	3,481
	Discover Bank,
4,115	2.000%, 02/21/18	4,105
2,515	3.200%, 08/09/21	2,538
5,520	4.200%, 08/08/23	5,785
4,725	Fifth Third Bank, 3.850%, 03/15/26	4,874
	HSBC Bank plc, (United Kingdom),
545	1.500%, 05/15/18 (e)	544
12,215	4.125%, 08/12/20 (e)	13,051
	HSBC Holdings plc, (United Kingdom),
3,020	2.950%, 05/25/21	3,029
7,230	3.600%, 05/25/23	7,288
4,070	3.900%, 05/25/26	4,120
2,575	Huntington National Bank (The), 2.200%, 11/06/18	2,596
	Intesa Sanpaolo S.p.A., (Italy),
3,935	3.875%, 01/15/19	4,071
4,680	5.710%, 01/15/26 (e)	4,601
	Lloyds Bank plc, (United Kingdom),
7,785	1.750%, 03/16/18	7,781
5,060	2.050%, 01/22/19	5,075
4,050	2.700%, 08/17/20	4,133
4,055	Lloyds Banking Group plc, (United Kingdom), 4.650%, 03/24/26	4,104
4,145	Mizuho Bank Ltd., (Japan), 2.700%, 10/20/20 (e)	4,205
555	MUFG Americas Holdings Corp., 3.000%, 02/10/25	549
3,050	MUFG Union Bank N.A., 2.250%, 05/06/19	3,067
7,035	PNC Bank NA, 1.950%, 03/04/19	7,100
	Royal Bank of Canada, (Canada),
5,715	1.625%, 04/15/19	5,724
4,195	2.000%, 12/10/18	4,238
5,135	2.500%, 01/19/21	5,241
2,590	Santander UK Group Holdings plc, (United Kingdom), 5.625%, 09/15/45 (e)	2,540
	Skandinaviska Enskilda Banken AB, (Sweden),
5,000	1.750%, 03/19/18 (e)	5,007
1,480	2.375%, 11/20/18 (e)	1,501
8,995	2.625%, 11/17/20 (e)	9,133
4,800	Societe Generale S.A., (France), 2.500%, 04/08/21 (e)	4,820
3,250	SunTrust Bank, 3.300%, 05/15/26	3,235
9,065	Svenska Handelsbanken AB, (Sweden), 2.400%, 10/01/20	9,188
	Toronto-Dominion Bank (The), (Canada),
4,425	2.125%, 04/07/21	4,432
5,305	2.500%, 12/14/20	5,406
2,110	U.S. Bancorp, 3.100%, 04/27/26	2,126
	Wells Fargo & Co.,
8,695	2.500%, 03/04/21	8,783
6,710	2.550%, 12/07/20	6,818
4,520	3.000%, 04/22/26	4,518
2,470	4.300%, 07/22/27	2,617
4,580	4.650%, 11/04/44	4,735
3,330	4.900%, 11/17/45	3,564
1,290	5.375%, 11/02/43	1,462
6,545	Wells Fargo Bank N.A., 1.750%, 05/24/19	6,564

		365,745

	Capital Markets — 6.9%
	Bank of New York Mellon Corp. (The),
1,235	2.500%, 04/15/21	1,258
9,425	Series G, 2.150%, 02/24/20	9,554
	Credit Suisse AG, (Switzerland),
10,715	1.700%, 04/27/18	10,718
4,580	1.750%, 01/29/18	4,591
5,480	Deutsche Bank AG, (Germany), 3.375%, 05/12/21	5,432
	Goldman Sachs Group, Inc. (The),
6,340	2.375%, 01/22/18	6,408
5,435	2.625%, 04/25/21	5,452
3,275	2.750%, 09/15/20	3,318
14,136	3.500%, 01/23/25	14,257
725	3.625%, 01/22/23	751
6,910	3.750%, 02/25/26	7,109
1,380	4.000%, 03/03/24	1,455
2,195	4.250%, 10/21/25	2,235
2,205	4.750%, 10/21/45	2,354
3,285	5.150%, 05/22/45	3,375
	Morgan Stanley,
2,395	2.500%, 04/21/21	2,388

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
1,870	2.650%, 01/27/20	1,898
11,760	2.800%, 06/16/20	11,948
925	3.700%, 10/23/24	956
2,288	3.750%, 02/25/23	2,382
2,225	3.875%, 01/27/26	2,325
3,385	3.950%, 04/23/27	3,375
3,510	4.000%, 07/23/25	3,685
3,780	4.300%, 01/27/45	3,841
2,270	4.350%, 09/08/26	2,340
5,895	Series F, 3.875%, 04/29/24	6,195
	State Street Corp.,
3,930	1.950%, 05/19/21	3,930
802	2.550%, 08/18/20	823
6,000	UBS AG, (Switzerland), 1.800%, 03/26/18	6,025
6,430	UBS Group Funding Jersey Ltd., (Jersey), 4.125%, 04/15/26 (e)	6,604

		136,982

	Consumer Finance — 5.0%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
2,000	2.750%, 05/15/17	2,000
9,235	3.950%, 02/01/22	9,212
1,780	American Express Co., 1.550%, 05/22/18	1,781
	Ford Motor Credit Co. LLC,
4,515	3.200%, 01/15/21	4,611
4,315	3.336%, 03/18/21	4,418
7,170	3.664%, 09/08/24	7,271
4,625	4.134%, 08/04/25	4,846
750	4.250%, 09/20/22	794
2,970	4.375%, 08/06/23	3,184
	General Motors Financial Co., Inc.,
8,115	2.400%, 04/10/18	8,142
5,895	3.100%, 01/15/19	6,005
235	3.250%, 05/15/18	239
2,415	3.700%, 11/24/20	2,482
6,455	3.700%, 05/09/23	6,384
2,710	4.000%, 01/15/25	2,696
3,860	4.200%, 03/01/21	4,033
9,340	HSBC USA, Inc., 2.750%, 08/07/20	9,411
	John Deere Capital Corp.,
3,090	2.375%, 07/14/20	3,158
1,575	2.450%, 09/11/20	1,608
10,140	2.800%, 03/06/23	10,418
	Synchrony Financial,
4,380	2.700%, 02/03/20	4,375
1,195	4.250%, 08/15/24	1,235
1,632	4.500%, 07/23/25	1,708

		100,011

	Diversified Financial Services — 2.2%
1,200	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	1,215
	Berkshire Hathaway, Inc.,
6,770	2.750%, 03/15/23	6,938
3,910	3.125%, 03/15/26	4,038
2,000	4.500%, 02/11/43	2,222
7,619	GE Capital International Funding Co. Unlimited Co., (Ireland), 2.342%, 11/15/20 (e)	7,766
	National Rural Utilities Cooperative Finance Corp.,
2,390	2.700%, 02/15/23	2,437
2,245	2.850%, 01/27/25	2,282
4,265	Protective Life Global Funding, 1.722%, 04/15/19 (e)	4,256
	Shell International Finance B.V., (Netherlands),
3,340	4.000%, 05/10/46	3,245
4,830	4.550%, 08/12/43	5,033
2,430	UBS Group Funding Jersey Ltd., (Jersey), 3.000%, 04/15/21 (e)	2,438
2,260	Voya Financial, Inc., 2.900%, 02/15/18	2,291

		44,161

	Insurance — 4.1%
	American International Group, Inc.,
2,415	3.300%, 03/01/21	2,477
1,005	3.875%, 01/15/35	922
2,385	3.900%, 04/01/26	2,415
1,900	4.500%, 07/16/44	1,808
3,715	4.800%, 07/10/45	3,707
1,110	4.875%, 06/01/22	1,212
	Chubb INA Holdings, Inc.,
800	2.300%, 11/03/20	814
1,065	2.875%, 11/03/22	1,094
1,705	4.350%, 11/03/45	1,863
1,570	Guardian Life Global Funding, 2.000%, 04/26/21 (e)	1,566
7,605	Jackson National Life Global Funding, 2.250%, 04/29/21 (e)	7,612

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Insurance — continued
4,140	MassMutual Global Funding II, 2.000%, 04/15/21 (e)	4,142
	MetLife, Inc.,
410	4.050%, 03/01/45	395
3,325	4.125%, 08/13/42	3,224
1,085	4.600%, 05/13/46	1,138
380	4.721%, 12/15/44	399
1,100	6.400%, 12/15/36	1,181
	Metropolitan Life Global Funding I,
1,460	2.000%, 04/14/20 (e)	1,455
5,000	2.300%, 04/10/19 (e)	5,082
4,625	3.000%, 01/10/23 (e)	4,676
	New York Life Global Funding,
4,000	1.950%, 02/11/20 (e)	4,017
2,200	2.000%, 04/13/21 (e)	2,194
2,095	2.100%, 01/02/19 (e)	2,129
2,570	2.150%, 06/18/19 (e)	2,614
	Pricoa Global Funding I,
1,545	1.600%, 05/29/18 (e)	1,552
695	2.200%, 05/16/19 (e)	707
2,460	2.550%, 11/24/20 (e)	2,494
1,470	Principal Life Global Funding II, 1.500%, 04/18/19 (e)	1,463
	Prudential Financial, Inc.,
1,030	3.500%, 05/15/24	1,059
4,285	5.100%, 08/15/43	4,516
3,060	5.375%, 06/21/20	3,419
1,160	VAR, 5.200%, 03/15/44	1,161
3,990	Reliance Standard Life Global Funding II, 2.375%, 05/04/20 (e)	3,958
1,145	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e)	1,140
2,235	Travelers Cos., Inc. (The), 3.750%, 05/15/46	2,223

		81,828

	Real Estate Investment Trusts (REITs) — 4.3%
	American Tower Corp.,
6,730	3.375%, 10/15/26	6,624
1,875	3.400%, 02/15/19	1,942
2,510	3.450%, 09/15/21	2,585
770	4.000%, 06/01/25	803
1,310	4.400%, 02/15/26	1,402
1,680	4.500%, 01/15/18	1,745
1,135	AvalonBay Communities, Inc., 3.625%, 10/01/20	1,200
	Boston Properties LP,
2,635	3.650%, 02/01/26	2,745
1,210	3.850%, 02/01/23	1,278
3,775	Brixmor Operating Partnership LP, 3.875%, 08/15/22	3,781
1,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)	995
1,000	Corrections Corp. of America, 4.625%, 05/01/23	1,015
	Crown Castle International Corp.,
1,615	3.400%, 02/15/21	1,662
2,631	3.700%, 06/15/26	2,648
2,814	4.450%, 02/15/26	2,993
4,740	DDR Corp., 3.500%, 01/15/21	4,828
5,740	Duke Realty LP, 3.875%, 02/15/21	5,985
1,000	GEO Group, Inc. (The), 5.875%, 01/15/22	1,015
	HCP, Inc.,
775	3.150%, 08/01/22	756
5,060	4.000%, 12/01/22	5,167
2,285	4.000%, 06/01/25	2,269
1,415	4.200%, 03/01/24	1,422
	Kimco Realty Corp.,
6,240	3.125%, 06/01/23	6,259
1,545	3.200%, 05/01/21	1,585
910	Liberty Property LP, 4.400%, 02/15/24	961
	Prologis LP,
2,635	3.750%, 11/01/25	2,774
920	4.250%, 08/15/23	1,001
2,070	Realty Income Corp., 4.125%, 10/15/26	2,152
3,265	Simon Property Group LP, 3.500%, 09/01/25	3,451
340	Ventas Realty LP, 4.375%, 02/01/45	315
2,450	Ventas Realty LP/Ventas Capital Corp., 3.250%, 08/15/22	2,471
668	Weingarten Realty Investors, 4.450%, 01/15/24	697
	Welltower, Inc.,
1,320	3.750%, 03/15/23	1,337
4,170	4.000%, 06/01/25	4,266
4,000	4.250%, 04/01/26	4,186

		86,315

	Thrifts & Mortgage Finance — 0.7%
6,860	Abbey National Treasury Services plc, (United Kingdom), 2.500%, 03/14/19	6,972

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Thrifts & Mortgage Finance — continued
7,345	BPCE S.A., (France), 2.650%, 02/03/21	7,477

		14,449

	Total Financials	829,491

	Health Care — 8.3%
	Biotechnology — 1.4%
	Amgen, Inc.,
1,560	3.625%, 05/15/22	1,650
2,130	4.400%, 05/01/45	2,123
	Baxalta, Inc.,
1,320	3.600%, 06/23/22 (e)	1,331
3,270	4.000%, 06/23/25 (e)	3,270
1,415	5.250%, 06/23/45 (e)	1,445
3,045	Biogen, Inc., 5.200%, 09/15/45	3,345
	Celgene Corp.,
3,755	3.875%, 08/15/25	3,923
1,885	5.000%, 08/15/45	2,002
	Gilead Sciences, Inc.,
1,780	3.650%, 03/01/26	1,875
3,305	4.500%, 02/01/45	3,378
660	4.600%, 09/01/35	704
2,175	4.750%, 03/01/46	2,319
475	4.800%, 04/01/44	508

		27,873

	Health Care Equipment & Supplies — 0.8%
3,485	Becton, Dickinson & Co., 3.734%, 12/15/24	3,693
	Medtronic, Inc.,
7,515	3.150%, 03/15/22	7,909
1,780	4.625%, 03/15/45	1,991
	Stryker Corp.,
800	3.500%, 03/15/26	830
2,125	4.625%, 03/15/46	2,275

		16,698

	Health Care Providers & Services — 2.2%
	Aetna, Inc.,
2,970	3.500%, 11/15/24	3,059
4,135	3.950%, 09/01/20	4,395
	Anthem, Inc.,
620	2.300%, 07/15/18	627
3,635	3.500%, 08/15/24	3,707
1,130	3.700%, 08/15/21	1,192
650	4.625%, 05/15/42	663
2,495	5.100%, 01/15/44	2,723
1,905	Cigna Corp., 4.000%, 02/15/22	2,034
3,460	Express Scripts Holding Co., 4.500%, 02/25/26	3,704
	HCA, Inc.,
1,000	5.375%, 02/01/25	1,015
1,000	5.875%, 02/15/26	1,035
1,000	6.500%, 02/15/20	1,100
500	HealthSouth Corp., 5.750%, 11/01/24	507
350	Kindred Healthcare, Inc., 8.750%, 01/15/23	342
	McKesson Corp.,
1,035	2.850%, 03/15/23	1,037
4,500	3.796%, 03/15/24	4,785
	Tenet Healthcare Corp.,
280	4.750%, 06/01/20	286
720	6.000%, 10/01/20	758
250	6.750%, 02/01/20	246
1,500	8.125%, 04/01/22	1,509
	UnitedHealth Group, Inc.,
3,955	3.100%, 03/15/26	4,047
1,900	3.750%, 07/15/25	2,046
1,545	3.950%, 10/15/42	1,573
1,455	4.750%, 07/15/45	1,662

		44,052

	Life Sciences Tools & Services — 0.4%
	Thermo Fisher Scientific, Inc.,
4,010	3.300%, 02/15/22	4,109
2,730	4.150%, 02/01/24	2,926

		7,035

	Pharmaceuticals — 3.5%
	AbbVie, Inc.,
6,367	2.500%, 05/14/20	6,425
1,755	2.900%, 11/06/22	1,763
2,745	3.200%, 11/06/22	2,792
4,235	3.600%, 05/14/25	4,339
2,455	4.450%, 05/14/46	2,429
	Actavis Funding SCS, (Luxembourg),
6,051	2.350%, 03/12/18	6,100
1,547	3.000%, 03/12/20	1,567
5,645	3.450%, 03/15/22	5,731
2,460	3.800%, 03/15/25	2,494
8,070	AstraZeneca plc, (United Kingdom), 3.375%, 11/16/25	8,298
	Forest Laboratories LLC,
935	4.375%, 02/01/19 (e)	982
4,298	4.875%, 02/15/21 (e)	4,668

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Pharmaceuticals — continued
	Merck & Co., Inc.,
1,560	2.350%, 02/10/22	1,583
3,050	3.700%, 02/10/45	3,035
	Mylan N.V., (Netherlands), 5.250%, 06/15/46
5,720	3.950%, 06/15/26 (e)	5,676
1,653	5.250%, 06/15/46 (e)	1,653
1,440	Mylan, Inc., 2.600%, 06/24/18	1,455
	Perrigo Finance Unlimited Co., (Ireland),
600	3.500%, 12/15/21	607
1,455	3.900%, 12/15/24	1,430
3,465	4.375%, 03/15/26	3,522
1,165	Teva Pharmaceutical Finance IV LLC, 2.250%, 03/18/20	1,160
	Valeant Pharmaceuticals International, Inc., (Canada),
1,250	6.750%, 08/15/21 (e)	1,100
1,100	7.250%, 07/15/22 (e)	963
500	7.500%, 07/15/21 (e)	453

		70,225

	Total Health Care	165,883

	Industrials — 4.1%
	Aerospace & Defense — 0.7%
	Lockheed Martin Corp.,
1,390	3.550%, 01/15/26	1,474
2,780	3.800%, 03/01/45	2,708
2,722	4.700%, 05/15/46	3,045
2,378	Northrop Grumman Corp., 3.850%, 04/15/45	2,360
1,370	Textron, Inc., 3.875%, 03/01/25	1,398
3,126	United Technologies Corp., 4.150%, 05/15/45	3,250

		14,235

	Air Freight & Logistics — 0.1%
	FedEx Corp.,
2,250	4.100%, 02/01/45	2,175
720	4.550%, 04/01/46	741

		2,916

	Airlines — 0.4%
3,598	Air Canada 2015-1 Class A Pass-Through Trust, (Canada), 3.600%, 03/15/27 (e)	3,643
1,409	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25	1,487
525	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	564
676	Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22	785
922	Delta Air Lines 2010-1 Class A Pass-Through Trust, 6.200%, 07/02/18	988
558	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	583

		8,050

	Building Products — 0.2%
	Masco Corp.,
1,530	3.500%, 04/01/21	1,549
1,860	4.375%, 04/01/26	1,925

		3,474

	Commercial Services & Supplies — 0.3%
750	ACCO Brands Corp., 6.750%, 04/30/20	792
1,000	ADT Corp. (The), 3.500%, 07/15/22	917
3,465	Waste Management, Inc., 2.400%, 05/15/23	3,437

		5,146

	Industrial Conglomerates — 0.7%
	General Electric Co.,
1,530	4.125%, 10/09/42	1,620
1,094	4.375%, 09/16/20	1,208
9,575	4.500%, 03/11/44	10,658

		13,486

	Machinery — 0.0% (g)
1,000	Terex Corp., 6.000%, 05/15/21	989

	Road & Rail — 1.0%
750	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	697
	Burlington Northern Santa Fe LLC,
5,585	3.900%, 08/01/46	5,587
1,298	4.100%, 06/01/21	1,416
765	4.150%, 04/01/45	796
2,080	4.450%, 03/15/43	2,245
700	4.700%, 09/01/45	790
930	4.900%, 04/01/44	1,071
	Hertz Corp. (The),
750	5.875%, 10/15/20	760
1,000	6.250%, 10/15/22	994
500	7.375%, 01/15/21	511
5,670	JB Hunt Transport Services, Inc., 3.300%, 08/15/22	5,791

		20,658

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Trading Companies & Distributors — 0.7%
4,460	Air Lease Corp., 3.375%, 06/01/21	4,500
	International Lease Finance Corp.,
6,549	3.875%, 04/15/18	6,647
1,000	5.875%, 04/01/19	1,069
1,250	United Rentals North America, Inc., 7.625%, 04/15/22	1,331

		13,547

	Total Industrials	82,501

	Information Technology — 4.9%
	Communications Equipment — 0.7%
500	Avaya, Inc., 7.000%, 04/01/19 (e)	362
7,725	Cisco Systems, Inc., 2.200%, 02/28/21	7,825
1,000	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	1,018
	Harris Corp.,
890	2.700%, 04/27/20	886
1,100	3.832%, 04/27/25	1,141
2,070	5.054%, 04/27/45	2,275

		13,507

	Electronic Equipment, Instruments & Components — 0.0% (g)
1,250	Zebra Technologies Corp., 7.250%, 10/15/22	1,333

	IT Services — 0.4%
649	First Data Corp., 6.750%, 11/01/20 (e)	683
	Visa, Inc.,
2,370	3.150%, 12/14/25	2,458
4,130	4.300%, 12/14/45	4,556

		7,697

	Semiconductors & Semiconductor Equipment — 0.8%
235	Amkor Technology, Inc., 6.625%, 06/01/21	232
	Intel Corp.,
1,740	4.100%, 05/19/46	1,742
4,711	4.900%, 07/29/45	5,261
	Micron Technology, Inc.,
1,000	5.250%, 01/15/24 (e)	840
545	5.500%, 02/01/25	456
750	NXP B.V./NXP Funding LLC, (Netherlands), 5.750%, 03/15/23 (e)	786
5,949	QUALCOMM, Inc., 4.800%, 05/20/45	6,019

		15,336

	Software — 1.2%
1,000	Infor U.S., Inc., 6.500%, 05/15/22	918
	Microsoft Corp.,
1,315	3.500%, 11/15/42	1,254
5,435	3.750%, 02/12/45	5,419
5,735	4.450%, 11/03/45	6,388
	Oracle Corp.,
1,645	2.500%, 05/15/22	1,672
2,415	2.950%, 05/15/25	2,471
5,715	4.125%, 05/15/45	5,874

		23,996

	Technology Hardware, Storage & Peripherals — 1.8%
	Apple, Inc.,
4,510	2.150%, 02/09/22	4,496
3,330	2.700%, 05/13/22	3,420
4,575	3.250%, 02/23/26	4,741
5,915	3.450%, 02/09/45	5,393
3,140	3.850%, 05/04/43	3,062
1,475	4.650%, 02/23/46	1,617
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
4,660	4.420%, 06/15/21 (e)	4,758
2,885	5.450%, 06/15/23 (e)	2,932
1,670	6.020%, 06/15/26 (e)	1,685
2,095	8.100%, 07/15/36 (e)	2,141
835	8.350%, 07/15/46 (e)	849
1,000	Western Digital Corp., 7.375%, 04/01/23 (e)	1,043

		36,137

	Total Information Technology	98,006

	Materials — 1.2%
	Chemicals — 0.5%
750	Ashland, Inc., 4.750%, 08/15/22	759
	CF Industries, Inc.,
520	4.950%, 06/01/43	461
2,445	5.375%, 03/15/44	2,256
750	Hexion, Inc., 6.625%, 04/15/20	636
1,000	Huntsman International LLC, 5.125%, 11/15/22	1,007
585	INEOS Group Holdings S.A., (Luxembourg), 5.875%, 02/15/19 (e)	592
3,775	LYB International Finance B.V., (Netherlands), 4.875%, 03/15/44	3,719

		9,430

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Containers & Packaging — 0.1%
950	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	996
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,000	5.750%, 10/15/20	1,031
1,000	9.000%, 04/15/19	1,020

		3,047

	Metals & Mining — 0.6%
	BHP Billiton Finance USA Ltd., (Australia),
1,090	4.125%, 02/24/42	1,036
1,185	5.000%, 09/30/43	1,256
3,663	Nucor Corp., 5.200%, 08/01/43	3,882
5,583	Rio Tinto Finance USA Ltd., (Australia), 3.750%, 06/15/25	5,565

		11,739

	Total Materials	24,216

	Telecommunication Services — 5.4%
	Diversified Telecommunication Services — 5.2%
	AT&T, Inc.,
6,755	3.000%, 06/30/22	6,762
12,440	3.400%, 05/15/25	12,417
3,560	3.600%, 02/17/23	3,652
6,280	4.125%, 02/17/26	6,603
2,250	4.300%, 12/15/42	2,103
3,360	4.450%, 04/01/24	3,596
6,185	4.800%, 06/15/44	6,189
1,565	5.150%, 03/15/42	1,628
1,185	5.650%, 02/15/47	1,335
	CCO Holdings LLC/CCO Holdings Capital Corp.,
750	5.125%, 05/01/23 (e)	759
750	5.875%, 04/01/24 (e)	782
750	6.625%, 01/31/22	796
	CenturyLink, Inc.,
250	Series T, 5.800%, 03/15/22	241
750	Series W, 6.750%, 12/01/23	731
1,250	Frontier Communications Corp., 11.000%, 09/15/25 (e)	1,272
1,750	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 10/15/20	1,221
540	SES GLOBAL Americas Holdings GP, 2.500%, 03/25/19 (e)	539
850	Sprint Capital Corp., 8.750%, 03/15/32	686
675	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	710
	Verizon Communications, Inc.,
480	2.450%, 11/01/22	476
7,311	2.625%, 02/21/20	7,490
12,640	3.500%, 11/01/24	13,129
7,824	3.850%, 11/01/42	7,167
4,016	4.272%, 01/15/36	3,987
4,985	4.500%, 09/15/20	5,468
1,394	4.522%, 09/15/48	1,400
8,261	4.862%, 08/21/46	8,800
675	Virgin Media Secured Finance plc, (United Kingdom), 5.375%, 04/15/21 (e)	698
2,000	Windstream Services LLC, 7.750%, 10/01/21	1,745
1,000	Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23	1,028

		103,410

	Wireless Telecommunication Services — 0.2%
1,905	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	1,922
	Sprint Corp.,
1,000	7.625%, 02/15/25	755
1,250	7.875%, 09/15/23	981
500	T-Mobile USA, Inc., 6.731%, 04/28/22	524

		4,182

	Total Telecommunication Services	107,592

	Utilities — 10.0%
	Electric Utilities — 6.9%
	Alabama Power Co.,
1,845	3.750%, 03/01/45	1,820
600	4.150%, 08/15/44	629
	Baltimore Gas & Electric Co.,
2,935	2.800%, 08/15/22	2,982
2,045	3.350%, 07/01/23	2,139
2,670	Commonwealth Edison Co., 4.350%, 11/15/45	2,928
3,129	DTE Electric Co., 4.300%, 07/01/44	3,435
	Duke Energy Carolinas LLC,
1,445	3.875%, 03/15/46	1,478
2,386	3.900%, 06/15/21	2,618
	Duke Energy Corp.,
2,336	3.050%, 08/15/22	2,384
3,000	3.950%, 10/15/23	3,207
3,925	5.050%, 09/15/19	4,312
1,715	Duke Energy Indiana LLC, 3.750%, 05/15/46	1,692

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
4,420	Duke Energy Progress LLC, 4.150%, 12/01/44	4,705
2,410	Edison International, 2.950%, 03/15/23	2,432
1,175	Electricite de France S.A., (France), 4.875%, 01/22/44 (e)	1,229
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23	2,035
3,105	Entergy Corp., 4.000%, 07/15/22	3,285
1,940	Entergy Mississippi, Inc., 2.850%, 06/01/28	1,916
	Exelon Corp.,
580	2.450%, 04/15/21	581
4,905	3.400%, 04/15/26	4,950
565	4.450%, 04/15/46	571
4,500	FirstEnergy Transmission LLC, 4.350%, 01/15/25 (e)	4,707
	Florida Power & Light Co.,
6,330	3.125%, 12/01/25	6,614
1,565	4.050%, 10/01/44	1,680
1,600	Georgia Power Co., 3.250%, 04/01/26	1,660
2,898	Indiana Michigan Power Co., Series K, 4.550%, 03/15/46	3,085
	ITC Holdings Corp.,
2,010	3.650%, 06/15/24	2,056
1,575	5.300%, 07/01/43	1,698
1,794	6.050%, 01/31/18 (e)	1,899
3,405	Jersey Central Power & Light Co., 4.300%, 01/15/26 (e)	3,567
1,140	Kentucky Utilities Co., 4.375%, 10/01/45	1,242
570	Louisville Gas & Electric Co., 4.375%, 10/01/45	628
805	Metropolitan Edison Co., 4.000%, 04/15/25 (e)	828
1,075	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	917
1,315	Oklahoma Gas & Electric Co., 4.550%, 03/15/44	1,453
	Oncor Electric Delivery Co. LLC,
1,645	2.150%, 06/01/19	1,657
498	2.950%, 04/01/25	504
	Pacific Gas & Electric Co.,
1,925	2.950%, 03/01/26	1,957
3,155	3.400%, 08/15/24	3,329
1,195	3.500%, 06/15/25	1,271
4,085	4.300%, 03/15/45	4,395
4,235	PacifiCorp, 2.950%, 02/01/22	4,406
	PPL Capital Funding, Inc.,
4,395	3.100%, 05/15/26	4,349
750	4.700%, 06/01/43	801
5,185	Series A, VAR, 6.700%, 03/30/67	4,226
2,120	Public Service Electric & Gas Co., 3.800%, 03/01/46	2,170
7,205	Sierra Pacific Power Co., 2.600%, 05/01/26 (e)	7,154
	Southern California Edison Co.,
2,170	Series B, 2.400%, 02/01/22	2,217
2,930	Series C, 3.600%, 02/01/45	2,881
2,465	Southern Co. (The), 4.400%, 07/01/46	2,499
3,565	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	3,354
1,945	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/25 (e)	2,027
	Xcel Energy, Inc.,
2,830	3.300%, 06/01/25	2,916
1,955	4.700%, 05/15/20	2,127

		137,602

	Gas Utilities — 0.1%
	Dominion Gas Holdings LLC,
1,035	2.500%, 12/15/19	1,049
1,850	4.600%, 12/15/44	1,892

		2,941

	Independent Power & Renewable Electricity Producers — 0.5%
3,345	Exelon Generation Co. LLC, 2.950%, 01/15/20	3,398
	Oglethorpe Power Corp.,
3,545	4.250%, 04/01/46	3,557
700	4.550%, 06/01/44	713
630	5.375%, 11/01/40	730
	Southern Power Co.,
975	5.150%, 09/15/41	1,017
385	5.250%, 07/15/43	402

		9,817

	Independent Power and Renewable Electricity Producers — 0.1%
1,120	Tri-State Generation & Transmission Association, Inc., 4.250%, 06/01/46 (e)	1,115

	Multi-Utilities — 2.4%
2,910	AGL Capital Corp., 3.250%, 06/15/26	2,904
	Berkshire Hathaway Energy Co.,
3,847	3.500%, 02/01/25	4,056

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Multi-Utilities — continued
	3,650	4.500%, 02/01/45	3,973
	4,235	Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/45	4,682
	5,015	Consolidated Edison, Inc., 2.000%, 05/15/21	4,977
		Dominion Resources, Inc.,
	2,430	3.625%, 12/01/24	2,481
	2,585	3.900%, 10/01/25	2,674
	1,050	4.450%, 03/15/21	1,141
	4,175	4.700%, 12/01/44	4,362
	2,880	SUB, 4.104%, 04/01/21	2,961
	4,330	NiSource Finance Corp., 4.800%, 02/15/44	4,695
	4,040	Puget Sound Energy, Inc., Series A, VAR, 6.974%, 06/01/67	3,409
	1,955	San Diego Gas & Electric Co., 2.500%, 05/15/26	1,939
		Sempra Energy,
	830	2.400%, 03/15/20	838
	3,704	2.875%, 10/01/22	3,728

			48,820

		Total Utilities	200,295

		Total Corporate Bonds (Cost $1,822,755)	1,853,473

	Preferred Securities — 3.1% (x)
		Financials — 2.9%
		Banks — 1.5%
		Bank of America Corp.,
	7,000	Series K, VAR, 8.000%, 01/30/18	7,017
	3,185	Series M, VAR, 8.125%, 05/15/18	3,227
		Citigroup, Inc.,
	2,395	Series N, VAR, 5.800%, 11/15/19	2,321
	6,765	Series O, VAR, 5.875%, 03/27/20	6,579
	1,710	Credit Agricole S.A., (France), VAR, 8.125%, 12/23/25 (e)	1,774
	5,521	HSBC Holdings plc, (United Kingdom), VAR, 6.875%, 06/01/21	5,562
EUR	1,200	Lloyds Banking Group plc, (United Kingdom), VAR, 6.375%, 06/27/20	1,322
	1,325	PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23	1,272

			29,074

		Capital Markets — 1.2%
	5,795	Bank of New York Mellon Corp. (The), Series E, VAR, 4.950%, 06/20/20	5,817
		Goldman Sachs Group, Inc. (The),
	2,000	VAR, 5.375%, 05/10/20	1,950
	4,500	VAR, 5.700%, 05/10/19	4,483
	7,280	Morgan Stanley, Series H, VAR, 5.450%, 07/15/19	7,050
	5,195	State Street Corp., Series F, VAR, 5.250%, 09/15/20	5,299

			24,599

		Insurance — 0.2%
	4,639	MetLife, Inc., Series C, VAR, 5.250%, 06/15/20	4,639

		Total Financials	58,312

		Industrials — 0.2%
		Industrial Conglomerates — 0.2%
	2,960	General Electric Co., Series D, VAR, 5.000%, 01/21/21	3,096

		Total Preferred Securities (Cost $61,597)	61,408

	U.S. Treasury Obligation — 1.1%
	21,620	U.S. Treasury Note, 1.250%, 11/15/18 (Cost $21,630)	21,769

	Short-Term Investments — 3.4%
		U.S. Treasury Obligations — 0.1%
		U.S. Treasury Bills,
	585	0.324%, 10/06/16 (k) (n)	584
	2,499	0.327%, 07/07/16 (k) (n)	2,499

		Total U.S. Treasury Obligations	3,083

		Investment Company — 3.3%
	65,656	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370%, (b) (l)	65,656

		Total Short-Term Investments (Cost $68,739)	68,739

		Total Investments — 100.3% (Cost $1,974,721)	2,005,389
		Liabilities in Excess of Other Assets — (0.3)%	(6,090)

		NET ASSETS — 100.0%	1,999,299

Percentages indicated are based on net assets.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,444	U.S. Treasury Long Bond	09/21/16	USD	235,823	1,212
516	2 Year U.S. Treasury Note	09/30/16	USD	112,440	63
	Short Futures Outstanding
(1,159)	10 Year U.S. Treasury Note	09/21/16	USD	(150,308)	(325)
(811)	Ultra Long Term U.S. Treasury Bond	09/21/16	USD	(142,026)	(1,131)
(628)	5 Year U.S. Treasury Note	09/30/16	USD	(75,434)	(73)

					(254)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
1	EUR	Morgan Stanley	06/17/16	1	1	–	(h)
1	EUR	Royal Bank of Canada	06/17/16	2	2	–	(h)

				3	3	–	(h)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
10	EUR	Citibank, N.A.	06/17/16	11	11	–	(h)
3	EUR	Goldman Sachs International	06/17/16	4	4	–	(h)
8	EUR	HSBC Bank, N.A.	06/17/16	9	9	–	(h)
1,161	EUR	Morgan Stanley	06/17/16	1,316	1,292	24
11	EUR	Royal Bank of Canada	06/17/16	13	13	–	(h)
8	EUR	Societe Generale	06/17/16	9	9	–	(h)

				1,362	1,338	24

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2016.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of May 31, 2016.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,489
Aggregate gross unrealized depreciation	(12,821)

Net unrealized appreciation/depreciation	$30,668

Federal income tax cost of investments	$1,974,721

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$115,421	$940	$116,361
Consumer Staples	—	124,852	—	124,852
Energy	—	104,276	—	104,276
Financials	—	829,491	—	829,491
Health Care	—	165,883	—	165,883
Industrials	—	82,501	—	82,501
Information Technology	—	98,006	—	98,006
Materials	—	24,216	—	24,216
Telecommunication Services	—	107,592	—	107,592
Utilities	—	200,295	—	200,295

Total Corporate Bonds	—	1,852,533	940	1,853,473

Preferred Securities
Financials	—	58,312	—	58,312
Industrials	—	3,096	—	3,096

Total Preferred Securities	—	61,408	—	61,408

U.S. Treasury Obligation	—	21,769	—	21,769
Short-Term Investments
Investment Company	65,656	—	—	65,656
U.S. Treasury Obligations	—	3,083	—	3,083

Total Short-Term Investments	65,656	3,083	—	68,739

Total Investments in Securities	$65,656	$1,938,793	$940	$2,005,389

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$24	$—	$24
Futures Contracts	1,275	—	—	1,275

Total Appreciation in Other Financial Instruments	$1,275	$24	$—	$1,299

Depreciation in Other Financial Instruments
Futures Contracts	$(1,529)	$—	$—	$(1,529)

There were no significant transfers between any levels during the period ended May 31, 2016.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of May 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Convertible Bonds — 0.5%
		United Arab Emirates — 0.5%
		Aabar Investments PJSC,
EUR	500	Reg. S, 0.500%, 03/27/20	428
EUR	600	Reg. S, 1.000%, 03/27/22	474

		Total Convertible Bonds (Cost $949)	902

	Corporate Bonds — 90.7%
		Argentina — 1.5%
	162	IRSA Propiedades Comerciales S.A., 8.750%, 03/23/23 (e)	168
		YPF S.A.,
	670	8.500%, 03/23/21 (e)	700
	890	Reg. S, 8.750%, 04/04/24	927
	830	Reg.S, 8.500%, 07/28/25	852

			2,647

		Barbados — 1.0%
	1,660	Columbus International, Inc., Reg. S, 7.375%, 03/30/21	1,734

		Bermuda — 1.4%
	1,789	Digicel Group Ltd., Reg. S, 8.250%, 09/30/20	1,527
	950	Inkia Energy Ltd., Reg. S, 8.375%, 04/04/21	983

			2,510

		Brazil — 2.5%
	770	Banco ABC Brasil S.A., Reg. S, 7.875%, 04/08/20	785
		Banco do Brasil S.A.,
	626	3.875%, 10/10/22	557
	810	Reg. S, 5.875%, 01/26/22	770
	620	Cia Brasileira de Aluminio, Reg. S, 4.750%, 06/17/24	555
	200	Globo Comunicacao e Participacoes S.A., Reg. S, SUB, 5.307%, 05/11/22	202
	590	Itau Unibanco Holding S.A., Reg. S, 5.125%, 05/13/23	564
	1,251	Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41	1,126

			4,559

		Canada — 0.2%
		Pacific Exploration & Production Corp.,
	110	5.625%, 01/19/25 (d) (e)	15
	390	Reg. S, 5.125%, 03/28/23 (d)	51
	1,740	Reg. S, 5.625%, 01/19/25 (d)	239

			305

		Cayman Islands — 12.6%
	560	Agricola Senior Trust, 6.750%, 06/18/20 (e)	567
		Agromercantil Senior Trust,
	140	6.250%, 04/10/19 (e)	144
	580	Reg. S, 6.250%, 04/10/19	597
	320	AKCB Finance Ltd., Reg. S, 3.250%, 10/22/18	326
	870	Alibaba Group Holding Ltd., Reg. S, 3.600%, 11/28/24	870
	1,270	Amber Circle Funding Ltd., Reg. S, 3.250%, 12/04/22	1,301
	550	BOS Funding Ltd., 3.374%, 06/08/20	538
	822	CAR, Inc., Reg. S, 6.125%, 02/04/20	845
	475	Cementos Progreso Trust, Reg. S, 7.125%, 11/06/23	500
	380	China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	419
		Comcel Trust Via Comunicaciones Celulares S.A.,
	200	6.875%, 02/06/24 (e)	186
	1,910	Reg. S, 6.875%, 02/06/24	1,779
	200	Country Garden Holdings Co., Ltd., Reg. S, 7.250%, 04/04/21	208
	370	DIP Sukuk Ltd., Reg. S, 4.291%, 02/20/19	377
	290	Embraer Overseas Ltd., Reg. S, 5.696%, 09/16/23	300
	1,010	EMG Sukuk Ltd., Reg. S, 4.564%, 06/18/24	1,040
	710	ENN Energy Holdings Ltd., Reg. S, 3.250%, 10/23/19	712
	830	GrupoSura Finance S.A., 5.500%, 04/29/26 (e)	839
	1,080	HPHT Finance 15 Ltd., 2.875%, 03/17/20 (e)	1,088
	330	Hutchison Whampoa International 14 Ltd., Reg. S, 3.625%, 10/31/24	343
	350	Industrial Senior Trust, Reg. S, 5.500%, 11/01/22	339
	890	JAFZ Sukuk 2019 Ltd., Reg. S, 7.000%, 06/19/19	992
	230	KWG Property Holding Ltd., 8.250%, 08/05/19	245
		Lamar Funding Ltd.,
	710	3.958%, 05/07/25 (e)	650
	980	Reg. S, 3.958%, 05/07/25	899
	840	MAF Sukuk Ltd., 4.500%, 11/03/25	862
	340	Rakfunding Cayman Ltd., Reg. S, 3.250%, 06/24/19	341
	360	Sable International Finance Ltd., Reg. S, 6.875%, 08/01/22	368

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Cayman Islands — continued
	Semiconductor Manufacturing International Corp.,
200	4.125%, 10/07/19 (e)	205
750	Reg. S, 4.125%, 10/07/19	768
960	Shimao Property Holdings Ltd., 8.375%, 02/10/22	1,071
260	Sino MTN Ltd., Reg. S, 3.250%, 09/21/17	264
810	Sukuk Funding No. 3 Ltd., 4.348%, 12/03/18	842
1,010	Suzano Trading Ltd., Reg. S, 5.875%, 01/23/21	1,045
200	Tencent Holdings Ltd., 3.375%, 05/02/19 (e)	206
200	Texhong Textile Group Ltd., Reg. S, 6.500%, 01/18/19	208
694	Vale Overseas Ltd., 6.875%, 11/21/36	576

		22,860

	Chile — 4.9%
330	Banco Santander Chile, Reg. S, 3.875%, 09/20/22	343
	Cencosud S.A.,
400	5.150%, 02/12/25 (e)	406
1,160	Reg. S, 6.625%, 02/12/45	1,113
440	Colbun S.A., Reg. S, 4.500%, 07/10/24	455
	E.CL S.A.,
570	Reg. S, 4.500%, 01/29/25	592
120	Reg. S, 5.625%, 01/15/21	132
500	Embotelladora Andina S.A., Reg. S, 5.000%, 10/01/23	536
	Empresa Electrica Angamos S.A.,
200	4.875%, 05/25/29 (e)	187
2,660	Reg. S, 4.875%, 05/25/29	2,494
760	Empresa Electrica Guacolda S.A., 4.560%, 04/30/25 (e)	695
	Empresa Nacional de Telecomunicaciones S.A.,
200	4.750%, 08/01/26 (e)	196
1,580	Reg. S, 4.750%, 08/01/26	1,548
250	Reg. S, 4.875%, 10/30/24	250

		8,947

	China — 0.5%
400	China Uranium Development Co., Ltd., Reg. S, 3.500%, 10/08/18	409
460	Industrial & Commercial Bank of China Macau Ltd., VAR, 3.875%, 09/10/24	464

		873

	Colombia — 1.9%
900	Banco de Bogota S.A., 6.250%, 05/12/26 (e)	884
786	Bancolombia S.A., 5.950%, 06/03/21	838
1,920	Ecopetrol S.A., 5.375%, 06/26/26	1,790

		3,512

	Hong Kong — 2.3%
1,140	Bank of East Asia Ltd. (The), VAR, 4.250%, 11/20/24	1,145
	CITIC Ltd.,
730	6.625%, 04/15/21	852
1,070	Reg. S, 6.375%, 04/10/20	1,211
917	ICBCIL Finance Co. Ltd., 3.625%, 05/19/26 (e)	894

		4,102

	India — 4.8%
1,120	Axis Bank Ltd., Reg. S, 3.250%, 05/21/20	1,138
810	Bharat Petroleum Corp., Ltd., Reg. S, 4.625%, 10/25/22	864
	ICICI Bank Ltd.,
270	Reg. S, 3.500%, 03/18/20	275
750	Reg. S, 5.750%, 11/16/20	836
620	Indian Railway Finance Corp., Ltd., Reg. S, 3.917%, 02/26/19	646
	NTPC Ltd.,
380	4.375%, 11/26/24	397
400	Reg. S, 4.750%, 10/03/22	431
830	Oil India Ltd., 3.875%, 04/17/19	859
1,030	ONGC Videsh Ltd., Reg. S, 3.250%, 07/15/19	1,050
870	Power Grid Corp. of India Ltd., Reg. S, 3.875%, 01/17/23	888
1,240	Tata Motors Ltd., 4.625%, 04/30/20	1,291

		8,675

	Ireland — 1.9%
800	Alfa Bank AO Via Alfa Bond Issuance plc, Reg. S, 7.750%, 04/28/21	893
1,050	MMC Norilsk Nickel OJSC via MMC Finance Ltd., 6.625%, 10/14/22 (e)	1,141
1,320	Vnesheconombank Via VEB Finance plc, Reg. S, 5.942%, 11/21/23	1,343

		3,377

	Israel — 1.9%
1,210	Israel Chemicals Ltd., 4.500%, 12/02/24 (e)	1,227
	Israel Electric Corp., Ltd.,
1,450	Reg. S, 5.000%, 11/12/24 (e)	1,542
510	Reg. S, 6.875%, 06/21/23	602

		3,371

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Luxembourg — 5.1%
		Gazprom OAO Via Gaz Capital S.A.,
	490	Reg. S, 3.850%, 02/06/20	488
	590	Reg. S, 4.950%, 07/19/22	595
	1,160	Reg. S, 6.510%, 03/07/22	1,254
	460	Reg. S, 9.250%, 04/23/19	527
	718	Klabin Finance S.A., Reg.S, 5.250%, 07/16/24	707
	640	Millicom International Cellular S.A., 6.000%, 03/15/25 (e)	595
	390	Offshore Drilling Holding S.A., Reg. S, 8.375%, 09/20/20	133
		Sberbank of Russia Via SB Capital S.A.,
	1,000	Reg. S, 5.250%, 05/23/23	960
	1,650	Reg. S, 6.125%, 02/07/22	1,770
	1,200	Severstal OAO Via Steel Capital S.A., Reg. S, 5.900%, 10/17/22	1,270
	525	Tupy Overseas S.A., Reg. S, 6.625%, 07/17/24	491
	486	VTB Bank OJSC Via VTB Capital S.A., Reg. S, 6.950%, 10/17/22	494

			9,284

		Malaysia — 0.2%
	450	SSG Resources Ltd., Reg. S, 4.250%, 10/04/22	467

		Mexico — 9.4%
	400	Alfa S.A.B. de C.V., 6.875%, 03/25/44 (e)	405
	1,090	Alpek S.A.B. de C.V., 5.375%, 08/08/23 (e)	1,159
	1,880	BBVA Bancomer S.A., Reg. S, 6.750%, 09/30/22	2,078
	2,020	Cemex S.A.B. de C.V., Reg. S, 5.700%, 01/11/25	1,899
	430	Comision Federal de Electricidad, Reg. S, 5.750%, 02/14/42	422
	220	El Puerto de Liverpool S.A.B. de C.V., 3.950%, 10/02/24 (e)	222
		Elementia S.A.B. de C.V.,
	200	5.500%, 01/15/25 (e)	197
	750	Reg. S, 5.500%, 01/15/25	741
	1,840	Grupo KUO S.A.B. de C.V., Reg. S, 6.250%, 12/04/22	1,825
	1,580	Grupo Televisa S.A.B., 5.000%, 05/13/45	1,455
	1,072	Mexichem S.A.B. de C.V., Reg. S, 5.875%, 09/17/44	967
	1,636	Mexico Generadora de Energia S de rl, Reg. S, 5.500%, 12/06/32	1,532
	1,530	Nemak S.A.B. de C.V., Reg. S, 5.500%, 02/28/23	1,580
	760	Sigma Alimentos S.A. de C.V., Reg. S, 6.875%, 12/16/19	862
	1,465	Sixsigma Networks Mexico S.A. de C.V., Reg. S, 8.250%, 11/07/21	1,425
	200	Unifin Financiera S.A.P.I. de C.V., 6.250%, 07/22/19 (e)	193

			16,962

		Morocco — 0.8%
		OCP S.A.,
	670	Reg. S, 4.500%, 10/22/25	647
	750	Reg. S, 6.875%, 04/25/44	758

			1,405

		Netherlands — 9.0%
		Bharti Airtel International Netherlands B.V.,
EUR	100	3.375%, 05/20/21 (e)	120
EUR	330	Reg. S, 3.375%, 05/20/21	395
	1,530	Reg. S, 5.125%, 03/11/23	1,643
	675	Embraer Netherlands Finance B.V., 5.050%, 06/15/25	662
		GTH Finance B.V.,
	460	6.250%, 04/26/20 (e)	464
	460	7.250%, 04/26/23 (e)	466
	620	Kazakhstan Temir Zholy Finance B.V., Reg. S, 6.375%, 10/06/20	631
	880	Listrindo Capital B.V., Reg. S, 6.950%, 02/21/19	911
	1,210	Lukoil International Finance B.V., Reg. S, 4.563%, 04/24/23	1,192
		Petrobras Global Finance B.V.,
	890	4.375%, 05/20/23	674
	3,621	5.375%, 01/27/21	3,200
	1,290	5.750%, 01/20/20	1,196
	2,790	8.750%, 05/23/26	2,648
		VimpelCom Holdings B.V.,
	630	Reg. S, 5.950%, 02/13/23	626
	620	Reg. S, 7.504%, 03/01/22	663
	870	VTR Finance B.V., Reg. S, 6.875%, 01/15/24	858

			16,349

		Norway — 0.3%
	700	DNO ASA, 8.750%, 06/18/20 (e)	560

		Panama — 1.1%
	410	AES El Salvador Trust II, Reg. S, 6.750%, 03/28/23	346
	722	ENA Norte Trust, Reg. S, 4.950%, 04/25/23	728

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Panama — continued
		Global Bank Corp.,
	200	5.125%, 10/30/19 (e)	203
	750	Reg. S, 5.125%, 10/30/19	760

			2,037

		Paraguay — 0.1%
	150	Banco Regional SAECA, 8.125%, 01/24/19 (e)	157

		Peru — 3.0%
	1,200	Banco de Credito del Peru, Reg. S, VAR, 6.125%, 04/24/27	1,292
	400	Banco Internacional del Peru SAA, Reg. S, 5.750%, 10/07/20	439
	706	BBVA Banco Continental S.A., Reg. S, 5.000%, 08/26/22	759
	320	Cementos Pacasmayo SAA, Reg. S, 4.500%, 02/08/23	314
	220	Consorcio Transmantaro S.A., Reg. S, 4.375%, 05/07/23	218
	543	Corp. Lindley S.A., Reg. S, 6.750%, 11/23/21	610
	490	Kallpa Generacion S.A., 4.875%, 05/24/26 (e)	492
	1,290	Transportadora de Gas del Peru S.A., Reg. S, 4.250%, 04/30/28	1,278

			5,402

		Philippines — 0.3%
	500	SM Investments Corp., Reg. S, 4.250%, 10/17/19	523

		Singapore — 2.2%
	1,270	Olam International Ltd., 4.500%, 02/05/20	1,285
	210	TBG Global Pte Ltd., Reg. S, 4.625%, 04/03/18	213
		United Overseas Bank Ltd.,
	1,330	Reg. S, 3.500%, 09/16/26	1,337
	1,070	VAR, 3.750%, 09/19/24	1,097

			3,932

		South Korea — 2.9%
	1,180	GS Caltex Corp., Reg. S, 3.250%, 10/01/18	1,205
	350	Kia Motors Corp., 2.625%, 04/21/21 (e)	354
	530	KT Corp., Reg. S, 2.625%, 04/22/19	538
	306	National Federation Of Fisheries Cooperatives, 2.625%, 04/16/19	310
	230	NongHyup Bank, 2.750%, 09/29/19 (e)	234
	850	Shinhan Bank, 3.875%, 03/24/26 (e)	855
		Woori Bank,
	500	4.750%, 04/30/24 (e)	517
	1,200	Reg. S, 4.750%, 04/30/24	1,242

			5,255

		Sweden — 0.9%
EUR	690	Orlen Capital AB, Reg. S, 2.500%, 06/30/21	779
	800	Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, Reg. S, 4.630%, 09/26/22	830

			1,609

		Thailand — 0.7%
	1,120	PTT Global Chemical PCL, Reg. S, 4.250%, 09/19/22	1,197

		Turkey — 6.0%
	1,740	Akbank TAS, 5.125%, 03/31/25 (e)	1,699
	1,010	Anadolu Efes Biracilik Ve Malt Sanayii AS, Reg. S, 3.375%, 11/01/22	888
	870	Finansbank AS, Reg. S, 6.250%, 04/30/19	919
	680	KOC Holding AS, 5.250%, 03/15/23 (e)	689
	900	TC Ziraat Bankasi AS, 4.750%, 04/29/21 (e)	897
	850	Tupras Turkiye Petrol Rafinerileri AS, Reg. S, 4.125%, 05/02/18	855
	420	Turk Telekomunikasyon AS, Reg. S, 4.875%, 06/19/24	409
	430	Turkcell Iletisim Hizmetleri AS, Reg. S, 5.750%, 10/15/25	426
	1,700	Turkiye Garanti Bankasi AS, Reg. S, 5.250%, 09/13/22	1,726
	900	Turkiye Halk Bankasi AS, Reg. S, 4.750%, 02/11/21	874
	560	Turkiye Is Bankasi, Reg. S, 5.500%, 04/21/19	579
	850	Turkiye Sise ve Cam Fabrikalari AS, Reg. S, 4.250%, 05/09/20	838

			10,799

		United Arab Emirates — 2.7%
	870	Abu Dhabi National Energy Co. PJSC, Reg. S, 3.875%, 05/06/24	865
	800	Dolphin Energy Ltd., Reg. S, 5.500%, 12/15/21	895
	1,780	DP World Ltd., Reg. S, 6.850%, 07/02/37	1,878
	430	Dubai Electricity & Water Authority, Reg. S, 7.375%, 10/21/20	507
	740	Emirates NBD PJSC, 3.250%, 11/19/19	755

			4,900

		United Kingdom — 6.9%
	281	Beijing Enterprises Water Capital Management Ltd., Reg. S, 4.625%, 05/06/18	290
	1,200	Double Rosy Ltd., 3.625%, 11/18/19	1,226

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United Kingdom –– continued
1,010	Franshion Brilliant Ltd., Reg. S, 5.750%, 03/19/19	1,081
320	Franshion Development Ltd., Reg. S, 6.750%, 04/15/21	364
890	Fresnillo plc, Reg. S, 5.500%, 11/13/23	954
1,360	Hikma Pharmaceuticals plc, 4.250%, 04/10/20	1,375
	HLP Finance Ltd.,
250	4.750%, 06/25/22	266
200	Reg. S, 4.450%, 04/16/21	210
750	Reg. S, 4.750%, 06/25/22	795
820	King Power Capital Ltd., Reg. S, 5.625%, 11/03/24	890
440	Nan Fung Treasury Ltd., Reg. S, 4.500%, 09/20/22	468
1,270	NWD MTN Ltd., Reg. S, 5.250%, 02/26/21	1,353
590	Petra Diamonds U.S. Treasury plc, 8.250%, 05/31/20 (e)	554
430	Sino-Ocean Land Treasure Finance II Ltd., Reg. S, 4.450%, 02/04/20	443
1,100	Sinopec Group Overseas Development 2016 Ltd., 2.750%, 05/03/21 (e)	1,103
1,040	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	1,053

		12,425

	United States — 1.6%
	Cemex Finance LLC,
300	Reg. S, 6.000%, 04/01/24	293
930	Reg. S, 9.375%, 10/12/22	1,004
620	Reliance Holding USA, Inc., Reg. S, 5.400%, 02/14/22	685
	Southern Copper Corp.,
615	5.250%, 11/08/42	506
580	5.875%, 04/23/45	506

		2,994

	Total Corporate Bonds (Cost $163,024)	163,729

Foreign Government Securities — 0.7%
	Russia — 0.7%
	Russian Federation,
800	Reg. S, 5.000%, 04/29/20	843
400	Reg. S, 5.875%, 09/16/43	433

	Total Foreign Government Securities (Cost $1,223)	1,276

Preferred Securities — 1.7% (x)
	Cayman Islands — 0.6%
1,120	MAF Global Securities Ltd., VAR, 7.125%, 10/29/18	1,168

	Hong Kong — 0.6%
940	China CITIC Bank International Ltd., VAR, 7.250%, 04/22/19	988

	United Kingdom — 0.5%
850	CCCI Treasure Ltd., VAR, 3.500%, 04/21/20	858

	Total Preferred Securities (Cost $3,011)	3,014

Supranational — 1.1%
1,060	Africa Finance Corp., 4.375%, 04/29/20 (e)	1,076
910	Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 05/07/20 (e)	913

	Total Supranational (Cost $1,959)	1,989

U.S. Treasury Obligation — 0.2%
295	U.S. Treasury Note, 0.500%, 08/31/16 (k) (Cost $295)	295

SHARES
Short-Term Investment — 4.0%
	Investment Company — 4.0%
7,246	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $7,246)	7,246

	Total Investments — 98.9% (Cost $177,707)	178,451
	Other Assets in Excess of Liabilities — 1.1%	2,063

	NET ASSETS — 100.0%	$180,514

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	U.S. Treasury Long Bond	09/21/16	USD	163	1
35	2 Year U.S. Treasury Note	09/30/16	USD	7,627	4
67	5 Year U.S. Treasury Note	09/30/16	USD	8,048	2
	Short Futures Outstanding
(84)	10 Year U.S. Treasury Note	09/21/16	USD	(10,894)	(23)

					(16)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,078	EUR	BNP Paribas	06/30/16	1,217	1,201	16
837	EUR	Royal Bank of Canada	06/30/16	946	932	14

				2,163	2,133	30

Credit Default Swaps - Buy Protection [1]

Sovereign Issuer:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2016 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
Deutsche Bank AG, New York:
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	12/20/20	2.493%	900	55	(60)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2016.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	—	Defaulted Security.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of May 31, 2016.
(r)	—	Rates shown are per annum and payments are as described.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of May 31, 2016.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	3,711
Aggregate gross unrealized depreciation	(2,967)

Net unrealized appreciation/depreciation	744

Federal income tax cost of investments	177,707

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Futures are generally valued on the basis of available market quotations. Swaps and Forward Foreign Currency Exchange Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,246	$171,205	$—	$178,451

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$30	$—	$30
Futures Contracts	7	—	—	7

Total Appreciation in Other Financial Instruments	$7	$30	$—	$37

Depreciation in Other Financial Instruments
Futures Contracts	$(23)	$—	$—	$(23)
Swaps	—	(5)	—	(5)

Total Depreciation in Other Financial Instruments	$(23)	$(5)	$—	$(28)

(a) All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2016.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of May 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 23.5%
	Argentina — 1.0%
	YPF S.A.,
3,580	8.500%, 03/23/21 (e)	3,741
5,500	Reg. S, 8.750%, 04/04/24	5,749

		9,490

	Azerbaijan — 0.3%
3,300	State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/30	3,193

	Brazil — 0.7%
6,889	Caixa Economica Federal, Reg. S, 4.500%, 10/03/18	6,723

	Cayman Islands — 0.3%
2,100	Shimao Property Holdings Ltd., 8.375%, 02/10/22	2,344

	Chile — 1.7%
	Corp. Nacional del Cobre de Chile,
1,140	Reg. S, 3.000%, 07/17/22	1,103
2,000	Reg. S, 3.875%, 11/03/21	2,071
4,600	Reg. S, 4.500%, 08/13/23	4,741
7,250	Reg. S, 4.500%, 09/16/25	7,333
530	Empresa Nacional de Telecomunicaciones S.A., 4.750%, 08/01/26 (e)	520

		15,768

	Croatia — 0.2%
1,623	Hrvatska Elektroprivreda, 5.875%, 10/23/22 (e)	1,690

	Georgia — 0.2%
1,615	Georgian Railway JSC, Reg. S, 7.750%, 07/11/22	1,770

	Hong Kong — 0.2%
1,650	CITIC Ltd., Reg. S, 6.800%, 01/17/23	1,958

	Hungary — 0.1%
1,220	MFB Magyar Fejlesztesi Bank Zrt, 6.250%, 10/21/20 (e)	1,349

	India — 0.9%
	Export-Import Bank of India,
800	2.750%, 08/12/20	798
5,100	Reg. S, 4.000%, 01/14/23	5,308
2,300	IDBI Bank Ltd., 3.750%, 01/25/19	2,331

		8,437

	Indonesia — 1.4%
	Pertamina Persero PT,
4,450	Reg. S, 4.875%, 05/03/22	4,582
1,600	Reg. S, 5.250%, 05/23/21	1,681
3,354	Reg. S, 6.000%, 05/03/42	3,207
2,476	Reg. S, 6.450%, 05/30/44	2,488
1,300	Perusahaan Listrik Negara PT, Reg. S, 5.500%, 11/22/21	1,396

		13,354

	Ireland — 1.8%
2,150	Alfa Bank AO Via Alfa Bond Issuance plc, Reg. S, 7.750%, 04/28/21	2,400
	Vnesheconombank Via VEB Finance plc,
4,100	Reg. S, 4.224%, 11/21/18	4,120
850	Reg. S, 5.375%, 02/13/17	862
4,800	Reg. S, 5.942%, 11/21/23	4,884
4,100	Reg. S, 6.025%, 07/05/22	4,203

		16,469

	Kazakhstan — 1.5%
	KazMunayGas National Co. JSC,
3,491	Reg. S, 4.400%, 04/30/23	3,273
3,827	Reg. S, 6.375%, 04/09/21	4,042
2,350	Reg. S, 7.000%, 05/05/20	2,523
3,875	Reg. S, 9.125%, 07/02/18	4,243

		14,081

	Luxembourg — 0.5%
1,900	Russian Agricultural Bank OJSC Via RSHB Capital S.A., Reg. S, 7.750%, 05/29/18	2,035
2,150	Sberbank of Russia Via SB Capital S.A., Reg. S, 6.125%, 02/07/22	2,306

		4,341

	Malaysia — 0.5%
3,800	Petroliam Nasional Bhd, Reg. S, 7.625%, 10/15/26	5,135

	Mexico — 4.1%
2,100	Banco Nacional de Comercio Exterior SNC, 4.375%, 10/14/25 (e)	2,150
4,150	BBVA Bancomer S.A., Reg. S, 6.750%, 09/30/22	4,586
2,000	Cemex S.A.B. de C.V., Reg. S, 6.125%, 05/05/25	1,935
	Comision Federal de Electricidad,
1,800	Reg. S, 4.875%, 01/15/24	1,847
850	Reg. S, 5.750%, 02/14/42	834
	Petroleos Mexicanos,
190	3.500%, 07/18/18	191
1,370	4.875%, 01/18/24	1,343
2,770	5.500%, 01/21/21	2,878
2,100	6.375%, 02/04/21 (e)	2,243
4,460	6.375%, 01/23/45	4,133

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Mexico — continued
3,840	6.500%, 06/02/41	3,629
1,320	6.625%, 06/15/35	1,287
2,200	6.875%, 08/04/26 (e)	2,376
7,900	Reg. S, 6.875%, 08/04/26	8,534
420	VAR, 2.653%, 07/18/18	415

		38,381

	Morocco — 0.2%
2,150	OCP S.A., Reg. S, 6.875%, 04/25/44	2,171

	Netherlands — 2.8%
2,150	Bharti Airtel International Netherlands B.V., Reg. S, 5.125%, 03/11/23	2,308
2,879	Kazakhstan Temir Zholy Finance B.V., Reg. S, 6.950%, 07/10/42	2,712
1,380	Majapahit Holding B.V., Reg. S, 7.750%, 01/20/20	1,569
	Petrobras Global Finance B.V.,
18,816	5.375%, 01/27/21	16,628
3,120	8.375%, 05/23/21	3,088

		26,305

	Peru — 0.6%
	Cia Minera Milpo SAA,
920	4.625%, 03/28/23 (e)	842
2,400	Reg. S, 4.625%, 03/28/23	2,196
	Consorcio Transmantaro S.A.,
720	4.375%, 05/07/23 (e)	713
600	Reg. S, 4.375%, 05/07/23	595
1,100	Fondo MIVIVIENDA S.A., Reg. S, 3.500%, 01/31/23	1,089

		5,435

	Philippines — 0.4%
	Power Sector Assets & Liabilities Management Corp.,
1,930	7.390%, 12/02/24 (e)	2,603
1,000	Reg. S, 7.390%, 12/02/24	1,348

		3,951

	South Africa — 0.3%
	Eskom Holdings SOC Ltd.,
1,326	Reg. S, 5.750%, 01/26/21	1,218
2,100	Reg. S, 6.750%, 08/06/23	1,916

		3,134

	Sri Lanka — 0.4%
1,630	Bank of Ceylon, 6.875%, 05/03/17 (e)	1,664
1,550	National Savings Bank, Reg. S, 8.875%, 09/18/18	1,637

		3,301

	Trinidad — 0.2%
2,050	Petroleum Co. of Trinidad & Tobago Ltd., Reg. S, 9.750%, 08/14/19	2,145

	Tunisia — 0.3%
2,621	Banque Centrale de Tunisie International Bond, Reg. S, 5.750%, 01/30/25	2,359

	United Kingdom — 1.3%
1,800	Franshion Development Ltd., Reg. S, 6.750%, 04/15/21	2,047
2,100	Oschadbank Via SSB #1 plc, Reg. S, SUB, 9.375%, 03/10/23	1,927
3,010	Sinochem Overseas Capital Co., Ltd., Reg. S, 4.500%, 11/12/20	3,181
2,850	Sinopec Group Overseas Development 2013 Ltd., Reg. S, 5.375%, 10/17/43	3,346
1,743	Ukreximbank Via Biz Finance plc, Reg. S, 9.750%, 01/22/25	1,588

		12,089

	United States — 0.8%
900	Cemex Finance LLC, Reg. S, 6.000%, 04/01/24	879
7,790	Southern Copper Corp., 5.875%, 04/23/45	6,789

		7,668

	Venezuela — 0.8%
	Petroleos de Venezuela S.A.,
9,533	5.375%, 04/12/27	3,087
1,040	Reg. S, 5.250%, 04/12/17	632
3,246	Reg. S, 6.000%, 11/15/26	1,034
2,092	Reg. S, 8.500%, 11/02/17	1,355
3,021	Reg. S, 9.000%, 11/17/21	1,144

		7,252

	Total Corporate Bonds (Cost $220,505)	220,293

Foreign Government Securities — 73.8%
	Angola — 1.0%
	Republic of Angola,
2,334	9.500%, 11/12/25 (e)	2,267
7,115	Reg. S, 9.500%, 11/12/25	6,910

		9,177

	Argentina — 4.6%
	Provincia de Buenos Aires,
2,636	9.125%, 03/16/24 (e)	2,819
800	Reg. S, 9.375%, 09/14/18	858
2,912	Reg. S, 9.950%, 06/09/21	3,200
	Republic of Argentina,
10,000	6.250%, 04/22/19 (e)	10,450

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Argentina –– continued
5,687	6.875%, 04/22/21 (e)	5,960
6,230	7.500%, 04/22/26 (e)	6,538
750	7.625%, 04/22/46 (e)	767
6,772	8.280%, 12/31/33	7,126
5,850	SUB, 2.500%, 12/31/38	3,721
13,250	VAR, 6.266%, 12/15/35 (d)	1,398

		42,837

	Azerbaijan — 0.3%
2,700	Republic of Azerbaijan, Reg. S, 4.750%, 03/18/24	2,599

	Belarus — 0.2%
1,800	Republic of Belarus, Reg. S, 8.950%, 01/26/18	1,879

	Belize — 0.1%
1,314	Republic of Belize, Reg. S, SUB, 5.000%, 02/20/38	759

	Bermuda — 0.2%
2,000	Government of Bermuda, Reg. S, 4.138%, 01/03/23	2,031

	Brazil — 2.3%
BRL 16,731	Brazil Notas do Tesouro Nacional, 6.000%, 08/15/50	12,800
	Federative Republic of Brazil,
2,850	4.875%, 01/22/21	2,883
1,850	7.125%, 01/20/37	1,868
3,600	8.250%, 01/20/34	4,014

		21,565

	Cameroon — 0.7%
	Republic of Cameroon,
3,400	9.500%, 11/19/25 (e)	3,337
3,140	Reg. S, 9.500%, 11/19/25	3,082

		6,419

	Colombia — 3.6%
	Republic of Colombia,
5,790	4.000%, 02/26/24	5,738
4,260	4.375%, 07/12/21	4,420
2,000	4.500%, 01/28/26	2,020
11,688	5.000%, 06/15/45	10,841
2,490	6.125%, 01/18/41	2,614
2,090	7.375%, 03/18/19	2,362
3,071	7.375%, 09/18/37	3,658
1,100	8.125%, 05/21/24	1,375
673	10.375%, 01/28/33	959

		33,987

	Costa Rica — 1.6%
3,409	Instituto Costarricense de Electricidad, Reg. S, 6.375%, 05/15/43	2,535
	Republic of Costa Rica,
5,700	7.158%, 03/12/45 (e)	5,258
1,000	Reg. S, 7.158%, 03/12/45	923
2,532	Reg. S, 4.250%, 01/26/23	2,317
1,300	Reg. S, 5.625%, 04/30/43	1,019
3,820	Reg. S, 7.000%, 04/04/44	3,495

		15,547

	Croatia — 2.0%
	Republic of Croatia,
8,300	Reg. S, 5.500%, 04/04/23	8,705
2,500	Reg. S, 6.375%, 03/24/21	2,709
2,750	Reg. S, 6.625%, 07/14/20	2,998
3,720	Reg. S, 6.750%, 11/05/19	4,059

		18,471

	Dominican Republic — 2.8%
	Government of Dominican Republic,
1,006	6.875%, 01/29/26 (e)	1,082
1,911	Reg. S, 5.500%, 01/27/25	1,892
4,412	Reg. S, 5.875%, 04/18/24	4,522
1,600	Reg. S, 6.600%, 01/28/24	1,688
13,708	Reg. S, 7.450%, 04/30/44	14,462
2,600	Reg. S, 7.500%, 05/06/21	2,850

		26,496

	Ecuador — 1.0%
	Republic of Ecuador,
6,973	Reg. S, 7.950%, 06/20/24	6,182
3,591	Reg. S, 10.500%, 03/24/20	3,578

		9,760

	Egypt — 0.9%
	Arab Republic of Egypt,
4,211	5.875%, 06/11/25 (e)	3,611
5,770	Reg. S, 5.875%, 06/11/25	4,948
390	Reg. S, 6.875%, 04/30/40	322

		8,881

	El Salvador — 0.9%
	Republic of El Salvador,
1,710	Reg. S, 6.375%, 01/18/27	1,447
840	Reg. S, 7.375%, 12/01/19	835
1,155	Reg. S, 7.650%, 06/15/35	995
3,450	Reg. S, 7.750%, 01/24/23	3,381
1,574	Reg. S, 8.250%, 04/10/32	1,470

		8,128

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Ghana — 0.3%
3,400	Republic of Ghana, Reg. S, 8.125%, 01/18/26	2,763

	Honduras — 1.1%
	Republic of Honduras,
5,177	Reg. S, 7.500%, 03/15/24	5,591
3,890	Reg. S, 8.750%, 12/16/20	4,386

		9,977

	Hungary — 2.7%
1,600	Magyar Export-Import Bank Zrt, 5.500%, 02/12/18 (e)	1,679
	Republic of Hungary,
9,222	5.375%, 02/21/23	10,122
4,600	5.375%, 03/25/24	5,099
4,922	5.750%, 11/22/23	5,567
2,292	6.375%, 03/29/21	2,596

		25,063

	Indonesia — 3.1%
	Republic of Indonesia,
3,360	5.950%, 01/08/46 (e)	3,763
4,000	Reg. S, 3.375%, 04/15/23	3,934
2,300	Reg. S, 4.125%, 01/15/25	2,329
600	Reg. S, 5.125%, 01/15/45	607
1,321	Reg. S, 5.875%, 03/13/20	1,459
2,660	Reg. S, 5.875%, 01/15/24	2,999
1,437	Reg. S, 5.950%, 01/08/46	1,610
7,900	Reg. S, 6.625%, 02/17/37	9,322
1,885	Reg. S, 6.750%, 01/15/44	2,297
1,025	Reg. S, 11.625%, 03/04/19	1,272

		29,592

	Iraq — 0.2%
3,270	Republic of Iraq, Reg. S, 5.800%, 01/15/28	2,382

	Ivory Coast — 1.2%
	Republic of Ivory Coast,
3,350	Reg. S, 5.375%, 07/23/24	3,057
3,300	Reg. S, 6.375%, 03/03/28	3,110
5,215	Reg. S, SUB, 5.750%, 12/31/32	4,707

		10,874

	Jamaica — 1.0%
	Jamaica Government International Bond,
2,600	6.750%, 04/28/28	2,694
1,150	7.875%, 07/28/45	1,211
320	8.000%, 03/15/39	349
4,759	9.250%, 10/17/25	5,663

		9,917

	Jordan — 0.2%
1,850	Kingdom of Jordan, 6.125%, 01/29/26 (e)	1,943

	Kazakhstan — 1.3%
	Republic of Kazakhstan,
2,150	Reg. S, 3.875%, 10/14/24	2,107
1,500	Reg. S, 4.875%, 10/14/44	1,337
5,600	Reg. S, 5.125%, 07/21/25	5,887
2,900	Reg. S, 6.500%, 07/21/45	3,128

		12,459

	Lebanon — 2.9%
	Republic of Lebanon,
3,080	5.450%, 11/28/19	3,057
8,020	6.375%, 03/09/20	8,160
4,870	9.000%, 03/20/17	5,041
3,170	Reg. S, 6.600%, 11/27/26	3,146
6,840	Reg. S, 8.250%, 04/12/21	7,481

		26,885

	Lithuania — 0.9%
	Republic of Lithuania,
2,100	Reg. S, 6.125%, 03/09/21	2,428
3,705	Reg. S, 6.625%, 02/01/22	4,467
1,700	Reg. S, 7.375%, 02/11/20	2,007

		8,902

	Malaysia — 0.6%
6,600	1MDB Global Investments Ltd., Reg. S, 4.400%, 03/09/23	5,577

	Mexico — 3.0%
	United Mexican States,
EUR 2,060	3.375%, 02/23/31	2,395
2,750	3.600%, 01/30/25	2,778
1,060	3.625%, 03/15/22	1,093
4,210	4.000%, 10/02/23	4,389
9,750	5.550%, 01/21/45	10,847
MXN 98,670	Series M20, 10.000%, 12/05/24	6,754

		28,256

	Mongolia — 0.2%
1,943	Mongolia Government International Bond, Reg. S, 5.125%, 12/05/22	1,552

	Morocco — 0.3%
	Kingdom of Morocco,
450	Reg. S, 4.250%, 12/11/22	463
2,190	Reg. S, 5.500%, 12/11/42	2,277

		2,740

	Namibia — 0.3%
	Republic of Namibia,
1,100	5.250%, 10/29/25 (e)	1,075

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Namibia –– continued
1,400	Reg. S, 5.500%, 11/03/21	1,461

		2,536

	Netherlands — 0.4%
3,755	Republic of Angola Via Northern Lights III B.V., Reg. S, 7.000%, 08/16/19	3,812

	Pakistan — 1.4%
	Republic of Pakistan,
3,212	Reg. S, 6.875%, 06/01/17	3,316
3,450	Reg. S, 7.250%, 04/15/19	3,637
5,480	Reg. S, 8.250%, 04/15/24	5,795

		12,748

	Panama — 2.9%
	Republic of Panama,
1,190	3.750%, 03/16/25	1,211
6,040	3.875%, 03/17/28	6,100
2,300	4.000%, 09/22/24	2,381
840	4.300%, 04/29/53	790
3,600	6.700%, 01/26/36	4,509
1,700	7.125%, 01/29/26	2,163
4,290	8.875%, 09/30/27	6,070
2,850	9.375%, 04/01/29	4,186

		27,410

	Paraguay — 1.3%
	Republic of Paraguay,
6,500	5.000%, 04/15/26 (e)	6,630
3,400	Reg. S, 4.625%, 01/25/23	3,472
2,180	Reg. S, 6.100%, 08/11/44	2,224

		12,326

	Peru — 1.6%
	Republic of Peru,
2,210	4.125%, 08/25/27	2,329
4,625	5.625%, 11/18/50	5,261
1,200	7.350%, 07/21/25	1,582
4,110	8.750%, 11/21/33	6,120

		15,292

	Philippines — 2.7%
	Republic of Philippines,
1,184	3.700%, 03/01/41	1,254
1,400	4.200%, 01/21/24	1,589
9,375	7.750%, 01/14/31	14,402
1,100	9.500%, 02/02/30	1,866
3,975	10.625%, 03/16/25	6,464

		25,575

	Poland — 2.0%
	Republic of Poland,
1,665	3.000%, 03/17/23	1,679
8,290	4.000%, 01/22/24	8,871
4,740	5.000%, 03/23/22	5,304
2,350	5.125%, 04/21/21	2,630

		18,484

	Qatar — 0.3%
3,000	State of Qatar, 4.625%, 06/02/46 (e)	3,015

	Romania — 1.5%
	Republic of Romania,
EUR 1,461	3.875%, 10/29/35 (e)	1,682
3,300	Reg. S, 4.375%, 08/22/23	3,487
3,876	Reg. S, 4.875%, 01/22/24	4,223
1,210	Reg. S, 6.125%, 01/22/44	1,457
3,166	Reg. S, 6.750%, 02/07/22	3,732

		14,581

	Russia — 4.0%
	Russian Federation,
6,800	Reg. S, 3.500%, 01/16/19	6,893
5,600	Reg. S, 4.500%, 04/04/22	5,817
600	Reg. S, 4.875%, 09/16/23	637
5,200	Reg. S, 5.000%, 04/29/20	5,479
4,200	Reg. S, 5.625%, 04/04/42	4,400
11,800	Reg. S, 5.875%, 09/16/43	12,773
1,290	Reg. S, 11.000%, 07/24/18	1,516

		37,515

	Senegal — 0.3%
2,750	Republic of Senegal, Reg. S, 6.250%, 07/30/24	2,520

	Serbia — 1.3%
	Republic of Serbia,
305	5.250%, 11/21/17 (e)	316
850	5.875%, 12/03/18 (e)	900
1,200	Reg. S, 4.875%, 02/25/20	1,232
4,960	Reg. S, 5.250%, 11/21/17	5,140
3,650	Reg. S, 7.250%, 09/28/21	4,156
722	Reg. S, SUB, 6.750%, 11/01/24	742

		12,486

	South Africa — 1.1%
	Republic of South Africa,
640	5.375%, 07/24/44	612
6,000	5.500%, 03/09/20	6,322
3,040	5.875%, 09/16/25	3,234

		10,168

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Sri Lanka — 1.9%
	Republic of Sri Lanka,
690	6.000%, 01/14/19 (e)	700
1,750	6.850%, 11/03/25 (e)	1,678
4,300	Reg. S, 5.875%, 07/25/22	4,063
1,000	Reg. S, 6.125%, 06/03/25	915
684	Reg. S, 6.250%, 10/04/20	687
9,260	Reg. S, 6.250%, 07/27/21	9,139
600	Reg. S, 6.850%, 11/03/25	575

		17,757

	Tanzania — 0.1%
1,298	Republic of Tanzania, Reg. S, VAR, 6.892%, 03/09/20	1,322

	Turkey — 4.0%
1,010	Export Credit Bank of Turkey, Reg. S, 5.375%, 11/04/16	1,026
	Republic of Turkey,
1,500	4.250%, 04/14/26	1,457
4,560	5.625%, 03/30/21	4,870
3,445	5.750%, 03/22/24	3,699
550	6.000%, 01/14/41	576
3,280	6.250%, 09/26/22	3,612
1,994	6.625%, 02/17/45	2,274
2,100	6.750%, 04/03/18	2,248
2,155	6.875%, 03/17/36	2,489
2,100	7.000%, 03/11/19	2,307
1,608	7.000%, 06/05/20	1,804
7,380	7.375%, 02/05/25	8,755
2,150	8.000%, 02/14/34	2,759

		37,876

	Ukraine — 2.2%
	Republic of Ukraine,
1,200	7.750%, 09/01/20 (e)	1,144
1,595	7.750%, 09/01/21 (e)	1,505
3,831	7.750%, 09/01/22 (e)	3,582
1,700	7.750%, 09/01/23 (e)	1,577
1,800	7.750%, 09/01/24 (e)	1,663
1,700	7.750%, 09/01/25 (e)	1,562
3,900	7.750%, 09/01/26 (e)	3,559
5,780	Reg. S, 7.750%, 09/01/19	5,583
200	Reg. S, 7.750%, 09/01/22	187

		20,362

	Uruguay — 1.5%
	Republic of Uruguay,
4,509	5.100%, 06/18/50	4,205
3,648	7.625%, 03/21/36	4,736
3,646	7.875%, 01/15/33	4,763

		13,704

	Venezuela — 1.1%
	Republic of Venezuela,
2,362	9.375%, 01/13/34	895
5,100	Reg. S, 7.000%, 03/31/38	1,779
5,283	Reg. S, 7.650%, 04/21/25	1,908
595	Reg. S, 7.750%, 10/13/19	240
1,790	Reg. S, 8.250%, 10/13/24	662
9,437	Reg. S, 9.000%, 05/07/23	3,574
2,600	Reg. S, 9.250%, 05/07/28	982

		10,040

	Vietnam — 0.1%
500	Republic of Vietnam, Reg. S, 6.750%, 01/29/20	554

	Zambia — 0.6%
6,700	Republic of Zambia, Reg. S, 8.970%, 07/30/27	5,469

	Total Foreign Government Securities (Cost $683,109)	692,970

U.S. Treasury Obligation — 0.1%
795	U.S. Treasury Note, 0.500%, 08/31/16 (k) (Cost $795)	795

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
14,538	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370%, (b) (l) (Cost $14,538)	14,538

	Total Investments — 98.9% (Cost $918,947)	928,596
	Other Assets in Excess of Liabilities — 1.1%	10,602

	NET ASSETS — 100.0%	939,198

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
271	5 Year U.S. Treasury Note	09/30/16	USD	32,552	11
	Short Futures Outstanding
(71)	10 Year U.S. Treasury Note	09/21/16	USD	(9,208)	(20)
(88)	U.S. Treasury Long Bond	09/21/16	USD	(14,372)	(77)

					(86)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
5,976	AUD	National Australia Bank	06/15/16	4,466	4,317	(149)
5,338	AUD	State Street Corp.	06/15/16	3,821	3,856	35

34,222	BRL	HSBC Bank, N.A.†	06/15/16	9,066	9,432	366
34,631	BRL	Goldman Sachs International†	06/30/16	9,527	9,500	(27)

5,952,617	CLP	Societe Generale†	06/15/16	8,646	8,581	(65)

27,677,269	COP	HSBC Bank, N.A.†	06/15/16	9,436	8,930	(506)

4,190	EUR	TD Bank Financial Group	06/15/16	4,732	4,664	(68)
2,131	EUR	Goldman Sachs International	06/30/16	2,406	2,374	(32)
1,550	EUR	Union Bank of Switzerland AG	06/30/16	1,783	1,726	(57)

3,283	GBP	State Street Corp.	06/15/16	4,774	4,756	(18)

617,173	INR	HSBC Bank, N.A.†	06/15/16	9,219	9,156	(63)

10,676,777	KRW	HSBC Bank, N.A.†	06/15/16	9,228	8,964	(264)

79,889	MXN	Citibank, N.A.	06/15/16	4,548	4,322	(226)
161,859	MXN	Goldman Sachs International	06/15/16	9,165	8,757	(408)

8,748	PEN	Deutsche Bank AG†	06/30/16	2,646	2,582	(64)

18,488	PLN	Merrill Lynch International	06/15/16	4,749	4,686	(63)

6,135	SGD	HSBC Bank, N.A.	06/15/16	4,513	4,454	(59)

25,809	TRY	HSBC Bank, N.A.	06/15/16	8,820	8,712	(108)
13,401	TRY	TD Bank Financial Group	06/15/16	4,707	4,524	(183)

65,875	ZAR	HSBC Bank, N.A.	06/15/16	4,354	4,180	(174)
76,229	ZAR	Merrill Lynch International	06/15/16	4,822	4,837	15

				125,428	123,310	(2,118)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
5,976	AUD	Societe Generale	06/15/16	4,531	4,317	214
5,955	AUD	TD Bank Financial Group	06/15/16	4,488	4,302	186
5,933	AUD	Westpac Banking Corp.	06/15/16	4,477	4,287	190

34,222	BRL	HSBC Bank, N.A.†	06/15/16	8,854	9,433	(579)
33,509	BRL	Deutsche Bank AG†	06/30/16	9,490	9,192	298
34,631	BRL	HSBC Bank, N.A.†	06/30/16	9,633	9,500	133
16,228	BRL	Standard Chartered Bank†	06/30/16	4,528	4,451	77

5,933	CAD	Goldman Sachs International	06/15/16	4,685	4,524	161
6,045	CAD	TD Bank Financial Group	06/15/16	4,730	4,610	120

3,275,003	CLP	Credit Suisse International†	06/15/16	4,738	4,721	17
5,952,617	CLP	HSBC Bank, N.A.†	06/15/16	8,643	8,581	62

3,551	EUR	BNP Paribas	06/30/16	4,008	3,955	53
2,144	EUR	Goldman Sachs International	06/30/16	2,433	2,388	45
1,953	EUR	Royal Bank of Canada	06/30/16	2,209	2,176	33

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,283	GBP	Royal Bank of Canada	06/15/16	4,770	4,755	15

303,728	INR	Goldman Sachs International†	06/15/16	4,466	4,506	(40)

5,351,141	KRW	Credit Suisse International†	06/15/16	4,651	4,493	158
5,627,767	KRW	Goldman Sachs International†	06/15/16	4,717	4,725	(8)
5,049,010	KRW	HSBC Bank, N.A.†	06/15/16	4,166	4,239	(73)

76,558	MXN	Goldman Sachs International	06/15/16	4,336	4,142	194
125,946	MXN	Barclays Bank plc	06/30/16	7,184	6,801	383

8,748	PEN	Deutsche Bank AG†	06/30/16	2,559	2,582	(23)

18,488	PLN	HSBC Bank, N.A.	06/15/16	4,641	4,686	(45)

6,404	SGD	Goldman Sachs International	06/15/16	4,703	4,649	54
6,384	SGD	HSBC Bank, N.A.	06/15/16	4,628	4,634	(6)
5,864	SGD	State Street Bank & Trust	06/15/16	4,226	4,258	(32)

25,794	TRY	HSBC Bank, N.A.	06/15/16	8,668	8,707	(39)
13,417	TRY	Merrill Lynch International	06/15/16	4,520	4,529	(9)

68,390	ZAR	Citibank, N.A.	06/15/16	4,707	4,340	367
86,174	ZAR	Merrill Lynch International	06/15/16	5,415	5,468	(53)
65,875	ZAR	State Street Bank & Trust	06/15/16	4,191	4,180	11
68,910	ZAR	TD Bank Financial Group	06/15/16	4,592	4,372	220

				164,587	162,503	2,084

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2016.
TRY	—	Turkish Lira
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
ZAR	—	South African Rand
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of May 31, 2016.
†	—	Non-deliverable forward.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,123
Aggregate gross unrealized depreciation	(13,474)

Net unrealized appreciation/depreciation	$9,649

Federal income tax cost of investments	$918,947

A. Valuation of Investments —The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,538	$914,058	$—	$928,596

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,407	$—	$3,407
Futures Contracts	11	—	—	11

Total Appreciation in Other Financial Instruments	$11	$3,407	$—	$3,418

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,441)	$—	$(3,441)
Futures Contracts	(97)	—	—	(97)

Total Depreciation in Other Financial Instruments	$(97)	$(3,441)	$—	$(3,538)

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(a) All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2016.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of March 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 92.0%
	Federal Farm Credit Bank — 9.3%
45,000	VAR, 0.406%, 06/06/16	44,999
50,000	VAR, 0.474%, 06/27/16	49,878
50,000	VAR, 0.495%, 06/01/16	49,912
25,000	VAR, 0.546%, 06/06/16	24,999
25,000	VAR, 0.546%, 06/27/16	25,000
40,000	VAR, 0.587%, 06/13/16	39,993
25,000	VAR, 0.607%, 06/08/16	25,005

		259,786

	Federal Home Loan Bank — 82.7%
25,000	0.360%, 06/21/16	25,000
240,197	DN, 0.157%, 06/01/16 (n)	240,197
25,413	DN, 0.260%, 06/10/16 (n)	25,411
379,892	DN, 0.293%, 06/22/16 (n)	379,827
2,167	DN, 0.300%, 06/08/16 (n)	2,167
350,000	DN, 0.303%, 06/24/16 (n)	349,932
157,023	DN, 0.330%, 07/08/16 (n)	156,970
92,892	DN, 0.340%, 07/27/16 (n)	92,843
132,155	DN, 0.350%, 06/17/16 (n)	132,134
50,000	DN, 0.350%, 07/15/16 (n)	49,979
205,000	DN, 0.389%, 06/15/16 (n)	204,969
30,000	DN, 0.421%, 08/08/16 (n)	29,976
25,000	DN, 0.501%, 08/19/16 (n)	24,973
50,000	DN, 0.511%, 09/02/16 (n)	49,934
75,000	DN, 0.511%, 09/07/16 (n)	74,896
75,000	DN, 0.518%, 09/09/16 (n)	74,892
113,000	DN, 0.582%, 09/14/16 (n)	112,809
35,000	VAR, 0.458%, 06/21/16	34,970
50,000	VAR, 0.534%, 06/17/16	50,000
40,000	VAR, 0.534%, 06/27/16	40,000
50,000	VAR, 0.570%, 06/27/16	50,000
25,000	VAR, 0.610%, 06/11/16	24,998
50,000	VAR, 0.634%, 06/08/16	49,993
35,000	VAR, 0.654%, 08/22/16	35,000

		2,311,870

	Total U.S. Government Agency Securities (Cost $2,571,656)	2,571,656

U.S. Treasury Obligations — 7.8%
	U.S. Treasury Bill — 3.3% (n)
93,967	0.170%, 06/02/16	93,966

	U.S. Treasury Notes — 4.5%
25,000	0.625%, 07/15/16	25,004
75,000	1.500%, 06/30/16	75,069
25,000	3.250%, 06/30/16	25,056

		125,129

	Total U.S. Treasury Obligations (Cost $219,095)	219,095

	Total Investments — 99.8% (Cost $2,790,751)*	2,790,751
	Other Assets in Excess of Liabilities — 0.2%	6,283

	NET ASSETS — 100.0%	$2,797,034

Percentages indicated are based on net assets.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2016, in valuing the Portfolio’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,790,751	$—	$2,790,751

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2016.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 9.2%
193,661	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 4.937%, 01/25/34	196,671
350,000	CarFinance Capital Auto Trust, Series 2015-1A, Class E, 5.490%, 01/18/22 (e)	334,492
247,612	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	248,605
434,000	CPS Auto Receivables Trust, Series 2014-B, Class D, 4.620%, 05/15/20 (e)	411,067
175,000	DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/22 (e)	170,840
71,916	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.692%, 07/25/34	70,058
350,000	Exeter Automobile Receivables Trust, Series 2015-2A, Class D, 5.790%, 05/16/22 (e)	331,479
213,784	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 07/15/19 (e)	208,547
211,520	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	206,894
128,000	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	125,307
	OneMain Financial Issuance Trust,
100,000	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	97,293
100,000	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	96,471
250,000	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A2, SUB, 4.250%, 07/27/30 (e)	245,873
250,000	Progreso Receivables Funding IV LLC, Series 2015-B, Class B, 5.000%, 07/28/20 (e)	246,250
124,165	RAMP Trust, Series 2003-RZ5, Class M1, SUB, 5.830%, 12/25/33	123,761
274,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	266,278
235,292	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	235,074
350,000	Westlake Automobile Receivables Trust, Series 2016-1A, Class E, 6.520%, 06/15/22 (e)	347,812

	Total Asset-Backed Securities (Cost $4,041,277)	3,962,772

Collateralized Mortgage Obligations — 11.4%
	Agency CMO — 7.2%
	Federal Home Loan Mortgage Corp. REMIC,
415,910	Series 3907, Class SW, IF, IO, 6.216%, 07/15/26	67,471
672,403	Series 3926, Class MS, IF, IO, 6.316%, 11/15/25	66,707
468,688	Series 3958, Class MS, IF, IO, 6.266%, 08/15/26	65,332
250,760	Series 4091, Class TS, IF, IO, 6.116%, 08/15/42	65,440
416,419	Series 4116, Class LS, IF, IO, 5.766%, 10/15/42	100,431
1,046,524	Series 4149, Class IO, IO, 3.000%, 01/15/33	140,431
731,854	Series 4505, Class SA, IF, IO, 5.716%, 08/15/45	168,547
731,632	Federal Home Loan Mortgage Corp. STRIPS, Series 264, Class S1, IF, IO, 5.516%, 07/15/42	157,981
	Federal National Mortgage Association REMIC,
475,654	Series 2008-36, Class LI, IO, 6.000%, 05/25/23	65,072
620,377	Series 2011-131, Class ST, IF, IO, 6.094%, 12/25/41	147,319
440,047	Series 2012-9, Class SM, IF, IO, 6.254%, 12/25/26	62,525
408,230	Series 2012-35, Class SE, IF, IO, 6.054%, 04/25/42	97,485
576,537	Series 2012-51, Class SA, IF, IO, 6.054%, 05/25/42	147,690
433,419	Series 2012-64, Class ES, IF, IO, 5.554%, 06/25/42	89,260
428,833	Series 2012-93, Class SK, IF, IO, 5.604%, 09/25/42	81,967
668,086	Series 2012-133, Class HS, IF, IO, 5.704%, 12/25/42	157,233
613,603	Series 2012-144, Class SK, IF, IO, 5.654%, 01/25/43	159,396
740,331	Series 2015-48, Class ST, IF, IO, 5.174%, 07/25/45	170,359
600,000	Series 2016-28, Class DW, 3.500%, 05/25/36	648,005
	Government National Mortgage Association,
260,000	Series 2014-140, Class BW, 3.500%, 09/20/44	290,868
762,906	Series 2014-161, Class PS, IF, IO, 5.162%, 11/20/44	152,727

		3,102,246

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — 4.2%
	Alternative Loan Trust,
72,557	Series 2004-18CB, Class 5A1, 6.250%, 09/25/34	73,239
46,812	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	47,265
60,940	Series 2005-23CB, Class A7, 5.250%, 07/25/35	57,859
187,000	Angel Oak Mortgage Trust LLC, Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	186,263
15,707	Banc of America Mortgage Trust, Series 2003-10, Class 3B1, 5.000%, 01/25/19	15,468
250,000	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M3, VAR, 4.046%, 04/25/24	243,486
149,996	GMACM Mortgage Loan Trust, Series 2004-J2, Class A8, 5.750%, 06/25/34	153,960
238,800	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	191,799
13,766	MASTR Asset Securitization Trust, Series 2003-8, Class 1A1, 5.500%, 09/25/33	13,708
303,875	RALI Trust, Series 2002-QS18, Class A1, 5.500%, 12/25/17	301,989
327,592	Residential Asset Securitization Trust, Series 2006-A11, Class 2A1, VAR, 6.250%, 06/25/46	267,254
101,396	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 2A2, 5.500%, 10/25/34	103,891
	Wells Fargo Mortgage-Backed Securities Trust,
100,561	Series 2005-14, Class 1A1, 5.500%, 12/25/35	104,074
31,396	Series 2007-14, Class 1A1, 6.000%, 10/25/37	30,779

		1,791,034

	Total Collateralized Mortgage Obligations (Cost $4,911,057)	4,893,280

Commercial Mortgage-Backed Securities — 13.2%
250,000	A10 Term Asset Financing LLC, Series 2014-1, Class D, 5.080%, 04/15/33 (e)	244,846
100,000	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.834%, 08/15/31 (e)	97,361
100,000	Banc of America Commercial Mortgage Trust, Series 2007-3, Class B, VAR, 5.539%, 06/10/49	98,899
	Bear Stearns Commercial Mortgage Securities Trust,
150,000	Series 2006-PW13, Class AJ, VAR, 5.611%, 09/11/41	149,637
110,000	Series 2006-PW13, Class B, VAR, 5.660%, 09/11/41 (e)	106,425
282,000	Series 2007-PW16, Class AJ, VAR, 5.720%, 06/11/40	273,548
95,000	Series 2007-PW17, Class AJ, VAR, 5.886%, 06/11/50	94,492
250,000	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class D, VAR, 4.507%, 07/10/47 (e)	201,155
100,000	Commercial Mortgage Trust, Series 2007-GG11, Class AJ, VAR, 6.032%, 12/10/49	100,202
150,000	GS Mortgage Securities Trust, Series 2016-GS2, Class D, 2.753%, 05/10/49	102,938
	JP Morgan Chase Commercial Mortgage Securities Trust,
165,000	Series 2006-LDP8, Class AJ, VAR, 5.480%, 05/15/45	164,635
110,000	Series 2006-LDP8, Class B, VAR, 5.520%, 05/15/45	109,408
95,000	Series 2006-LDP8, Class C, VAR, 5.549%, 05/15/45	90,851
230,000	Series 2007-LD11, Class AM, VAR, 5.743%, 06/15/49	230,734
395,000	Series 2007-LDPX, Class AM, VAR, 5.464%, 01/15/49	387,134
170,000	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 5.923%, 07/15/44	166,211
	LB-UBS Commercial Mortgage Trust,
220,000	Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	218,836
200,000	Series 2007-C1, Class B, 5.514%, 02/15/40	199,415
155,000	Series 2007-C6, Class AJ, VAR, 6.117%, 07/15/40	153,862
	Morgan Stanley Bank of America Merrill Lynch Trust,
165,000	Series 2013-C9, Class D, VAR, 4.156%, 05/15/46 (e)	146,913
170,000	Series 2014-C15, Class D, VAR, 4.895%, 04/15/47 (e)	146,856
	Morgan Stanley Capital I Trust,
170,000	Series 2005-HQ7, Class D, VAR, 5.195%, 11/14/42	169,485
135,000	Series 2006-HQ9, Class D, VAR, 5.830%, 07/12/44	134,107

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
180,000	Series 2006-T23, Class AJ, VAR, 5.959%, 08/12/41	179,465
277,000	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	271,939
	Wachovia Bank Commercial Mortgage Trust,
105,000	Series 2006-C29, Class AJ, VAR, 5.368%, 11/15/48	103,021
220,000	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	220,499
250,000	Series 2007-C31, Class B, VAR, 5.700%, 04/15/47	246,050
120,000	Series 2007-C33, Class AJ, VAR, 5.948%, 02/15/51	118,285
250,000	Series 2007-C33, Class B, VAR, 5.948%, 02/15/51	234,135
140,000	Series 2007-C33, Class C, VAR, 5.948%, 02/15/51	125,403
250,000	Series 2007-C34, Class B, VAR, 6.020%, 05/15/46	245,720
155,000	WFRBS Commercial Mortgage Trust, Series 2012-C9, Class D, VAR, 4.801%, 11/15/45 (e)	148,523

	Total Commercial Mortgage-Backed Securities (Cost $5,808,514)	5,680,990

Convertible Bond — 0.2%
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
130,000	Whiting Petroleum Corp., 1.250%, 04/01/20 (e) (Cost $109,173)	98,800

Corporate Bonds — 53.5%
	Consumer Discretionary — 14.6%
	Auto Components — 1.8%
	Dana Holding Corp.,
30,000	5.500%, 12/15/24	28,725
125,000	6.000%, 09/15/23	125,937
245,000	Gestamp Funding Luxembourg S.A., (Luxembourg), 5.625%, 05/31/20 (e)	251,860
36,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	36,810
43,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	39,453
60,000	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	63,150
19,000	MPG Holdco I, Inc., 7.375%, 10/15/22	18,810
200,000	Schaeffler Finance B.V., (Netherlands), 4.250%, 05/15/21 (e)	202,500
70,000	UCI International LLC, 8.625%, 02/15/19 (d)	19,425

		786,670

	Automobiles — 2.2%
200,000	Fiat Chrysler Automobiles N.V., (Netherlands), 5.250%, 04/15/23	199,000
240,000	Ford Motor Co., 4.750%, 01/15/43	244,941
	General Motors Co.,
220,000	6.250%, 10/02/43	242,681
20,000	6.750%, 04/01/46	23,397
210,000	Jaguar Land Rover Automotive plc, (United Kingdom), 5.625%, 02/01/23 (e)	220,763

		930,782

	Diversified Consumer Services — 0.6%
135,000	New York University, 4.142%, 07/01/48	133,404
120,000	Service Corp. International, 7.500%, 04/01/27	140,400

		273,804

	Hotels, Restaurants & Leisure — 1.5%
65,000	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 8.000%, 10/01/20	65,487
35,000	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	33,950
25,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	26,125
20,000	Golden Nugget Escrow, Inc., 8.500%, 12/01/21 (e)	20,750
80,000	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	76,600
	MGM Resorts International,
40,000	6.000%, 03/15/23	41,800
165,000	7.750%, 03/15/22	185,625
20,000	Ruby Tuesday, Inc., 7.625%, 05/15/20	19,400
80,000	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	81,800
35,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	35,350
20,000	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	21,950
35,000	Station Casinos LLC, 7.500%, 03/01/21	36,838
20,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	19,325

		665,000

	Household Durables — 0.2%
70,000	Apex Tool Group LLC, 7.000%, 02/01/21 (e)	62,300
35,000	Meritage Homes Corp., 7.000%, 04/01/22	37,887

		100,187

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — 7.2%
200,000	Altice S.A., (Luxembourg), 7.750%, 05/15/22 (e)	204,875
45,000	AMC Entertainment, Inc., 5.750%, 06/15/25	44,662
56,000	Cablevision Systems Corp., 8.000%, 04/15/20	56,980
	Charter Communications Operating LLC/Charter Communications Operating Capital,
3,000	4.908%, 07/23/25 (e)	3,215
426,000	6.384%, 10/23/35 (e)	484,717
115,000	6.484%, 10/23/45 (e)	132,653
	Clear Channel Worldwide Holdings, Inc.,
55,000	Series B, 6.500%, 11/15/22	55,206
220,000	Series B, 7.625%, 03/15/20	211,200
352,000	DISH DBS Corp., 5.875%, 11/15/24	326,260
100,000	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	106,125
40,000	Gray Television, Inc., 7.500%, 10/01/20	41,800
55,000	iHeartCommunications, Inc., 9.000%, 12/15/19	43,175
200,000	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	200,500
35,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	35,788
200,000	Numericable-SFR S.A., (France), 6.000%, 05/15/22 (e)	199,100
	Regal Entertainment Group,
23,000	5.750%, 03/15/22	23,690
40,000	5.750%, 02/01/25	40,500
155,000	Sinclair Television Group, Inc., 6.125%, 10/01/22	162,750
163,000	Sirius XM Radio, Inc., 6.000%, 07/15/24 (e)	170,743
40,000	Time Warner Cable, Inc., 7.300%, 07/01/38	48,100
75,000	Time, Inc., 5.750%, 04/15/22 (e)	71,531
220,000	Unitymedia GmbH, (Germany), 6.125%, 01/15/25 (e)	225,775
	Univision Communications, Inc.,
65,000	5.125%, 05/15/23 (e)	65,488
17,000	8.500%, 05/15/21 (e)	17,807
50,000	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	52,000
	WMG Acquisition Corp.,
35,000	5.625%, 04/15/22 (e)	35,700
30,000	6.750%, 04/15/22 (e)	29,813

		3,090,153

	Multiline Retail — 0.3%
160,000	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	121,600

	Specialty Retail — 0.8%
34,000	Caleres, Inc., 6.250%, 08/15/23	34,680
35,000	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	21,525
35,000	Guitar Center, Inc., 6.500%, 04/15/19 (e)	31,063
25,000	Radio Systems Corp., 8.375%, 11/01/19 (e)	26,250
200,000	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	211,000

		324,518

	Total Consumer Discretionary	6,292,714

	Consumer Staples — 4.3%
	Beverages — 1.0%
320,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	356,618
25,000	Constellation Brands, Inc., 4.250%, 05/01/23	25,750
25,000	DS Services of America, Inc., 10.000%, 09/01/21 (e)	28,250

		410,618

	Food & Staples Retailing — 0.9%
75,000	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/22 (e)	85,763
55,000	New Albertsons, Inc., 8.000%, 05/01/31	54,175
75,000	SUPERVALU, Inc., 7.750%, 11/15/22	65,156
205,000	Tesco plc, (United Kingdom), 6.150%, 11/15/37 (e)	189,994

		395,088

	Food Products — 1.9%
40,000	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	40,500
30,000	Darling Ingredients, Inc., 5.375%, 01/15/22	31,050
	JBS USA LLC/JBS USA Finance, Inc.,
47,000	5.750%, 06/15/25 (e)	44,709
45,000	5.875%, 07/15/24 (e)	44,212
25,000	7.250%, 06/01/21 (e)	25,625
237,000	Kraft Heinz Foods Co., 5.200%, 07/15/45 (e)	265,952
23,000	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	23,187
5,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24 (e)	5,250
	Post Holdings, Inc.,
61,000	6.750%, 12/01/21 (e)	64,355
170,000	7.375%, 02/15/22	179,562

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food Products — continued
	Smithfield Foods, Inc.,
25,000	5.875%, 08/01/21 (e)	26,063
35,000	6.625%, 08/15/22	36,750
30,000	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	30,825

		818,040

	Household Products — 0.3%
20,000	Central Garden & Pet Co., 6.125%, 11/15/23	20,750
80,000	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	78,801
	Spectrum Brands, Inc.,
20,000	5.750%, 07/15/25	20,900
25,000	6.625%, 11/15/22	26,641

		147,092

	Personal Products — 0.2%
5,000	Prestige Brands, Inc., 6.375%, 03/01/24 (e)	5,262
60,000	Revlon Consumer Products Corp., 5.750%, 02/15/21	60,000

		65,262

	Total Consumer Staples	1,836,100

	Energy — 2.5%
	Energy Equipment & Services — 0.1%
25,000	Drill Rigs Holdings, Inc., 6.500%, 10/01/17 (e)	13,500
5,000	Precision Drilling Corp., (Canada), 6.500%, 12/15/21	4,275
20,000	Unit Corp., 6.625%, 05/15/21	14,450

		32,225

	Oil, Gas & Consumable Fuels — 2.4%
25,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	22,500
	California Resources Corp.,
3,000	5.000%, 01/15/20	1,620
4,000	8.000%, 12/15/22 (e)	2,910
25,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	23,617
25,000	Energy Transfer Equity LP, 5.875%, 01/15/24	22,938
85,000	Energy Transfer Partners LP, 6.500%, 02/01/42	82,040
	EP Energy LLC/Everest Acquisition Finance, Inc.,
47,000	7.750%, 09/01/22	24,792
50,000	9.375%, 05/01/20	32,375
25,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.750%, 08/01/22	23,750
	Halcon Resources Corp.,
30,000	8.625%, 02/01/20 (e)	28,350
16,000	13.000%, 02/15/22 (e)	8,760
10,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	10,325
105,000	Kinder Morgan Energy Partners LP, 6.500%, 09/01/39	102,209
90,000	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	68,850
60,000	MPLX LP, 4.875%, 12/01/24 (e)	56,692
38,000	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	31,350
210,000	Petrobras Global Finance B.V., (Netherlands), 8.750%, 05/23/26	199,290
18,000	QEP Resources, Inc., 5.375%, 10/01/22	16,740
35,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 04/15/23	34,211
50,000	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	51,875
49,000	SM Energy Co., 6.500%, 01/01/23	44,600
50,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/22	51,625
31,000	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (d) (e)	16,585
75,000	Williams Partners LP, 5.800%, 11/15/43	62,439
	WPX Energy, Inc.,
15,000	5.250%, 09/15/24	13,050
24,000	6.000%, 01/15/22	21,600

		1,055,093

	Total Energy	1,087,318

	Financials — 4.7%
	Banks — 2.0%
200,000	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	218,250
140,000	Royal Bank of Scotland Group plc, (United Kingdom), 6.000%, 12/19/23	145,946
250,000	Santander UK Group Holdings plc, (United Kingdom), 5.625%, 09/15/45 (e)	245,142
250,000	Societe Generale S.A., (France), 5.625%, 11/24/45 (e)	255,034

		864,372

	Capital Markets — 0.5%
215,000	Goldman Sachs Group, Inc. (The), 5.150%, 05/22/45	220,915

	Consumer Finance — 0.2%
72,000	Ally Financial, Inc., 8.000%, 11/01/31	84,600

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Financial Services — 0.6%
185,000	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	187,312
84,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	71,190

		258,502

	Insurance — 0.8%
52,000	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	57,460
140,000	MetLife, Inc., 6.400%, 12/15/36	150,327
47,000	National Financial Partners Corp., 9.000%, 07/15/21 (e)	45,766
87,000	USI, Inc., 7.750%, 01/15/21 (e)	86,565

		340,118

	Real Estate Investment Trusts (REITs) — 0.4%
80,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 8.250%, 10/15/23	75,400
10,000	Crown Castle International Corp., 5.250%, 01/15/23	11,097
25,000	FelCor Lodging LP, 6.000%, 06/01/25	25,813
50,000	Iron Mountain, Inc., 5.750%, 08/15/24	50,000

		162,310

	Real Estate Management & Development — 0.0% (g)
20,000	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	19,450

	Thrifts & Mortgage Finance — 0.2%
89,000	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	84,328

	Total Financials	2,034,595

	Health Care — 5.0%
	Health Care Equipment & Supplies — 0.5%
60,000	Alere, Inc., 6.375%, 07/01/23 (e)	62,550
70,000	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	69,825
9,000	Mallinckrodt International Finance S.A., (Luxembourg), 4.750%, 04/15/23	7,414
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
5,000	4.875%, 04/15/20 (e)	4,850
5,000	5.500%, 04/15/25 (e)	4,512
60,000	5.625%, 10/15/23 (e)	56,400
8,000	5.750%, 08/01/22 (e)	7,560
25,000	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	25,438

		238,549

	Health Care Providers & Services — 2.7%
15,000	Acadia Healthcare Co., Inc., 5.625%, 02/15/23	15,244
30,000	Amsurg Corp., 5.625%, 07/15/22	30,450
	CHS/Community Health Systems, Inc.,
15,000	5.125%, 08/01/21	14,981
35,000	6.875%, 02/01/22	30,079
12,000	8.000%, 11/15/19	11,850
	HCA, Inc.,
15,000	5.000%, 03/15/24	15,394
60,000	Series 1, 5.875%, 05/01/23	63,525
215,000	5.875%, 02/15/26	222,525
48,000	7.500%, 02/15/22	54,420
75,000	HealthSouth Corp., 5.750%, 09/15/25	75,750
67,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	64,320
125,000	Kindred Healthcare, Inc., 8.000%, 01/15/20	124,844
	MPH Acquisition Holdings LLC,
72,000	6.625%, 04/01/22 (e)	78,696
26,000	7.125%, 06/01/24 (e)	26,715
50,000	Team Health, Inc., 7.250%, 12/15/23 (e)	53,625
	Tenet Healthcare Corp.,
30,000	4.375%, 10/01/21	29,925
19,000	6.750%, 06/15/23	17,860
226,000	8.125%, 04/01/22	227,412

		1,157,615

	Health Care Technology — 0.1%
50,000	Change Healthcare Holdings, Inc., 11.000%, 12/31/19	53,000

	Pharmaceuticals — 1.7%
260,000	Actavis Funding SCS, (Luxembourg), 4.750%, 03/15/45	256,424
50,000	Concordia Healthcare Corp., (Canada), 9.500%, 10/21/22 (e)	49,875
35,000	Endo Finance LLC, 5.750%, 01/15/22 (e)	31,412
116,000	Mylan N.V., (Netherlands), 5.250%, 06/15/46 (e)	115,981
	Valeant Pharmaceuticals International, Inc., (Canada),
40,000	5.500%, 03/01/23 (e)	33,200
225,000	7.250%, 07/15/22 (e)	196,988
35,000	7.500%, 07/15/21 (e)	31,675

		715,555

	Total Health Care	2,164,719

	Industrials — 3.6%
	Aerospace & Defense — 0.3%
25,000	Bombardier, Inc., (Canada), 7.750%, 03/15/20 (e)	24,875

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Aerospace & Defense — continued
72,000	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	56,880
65,000	TransDigm, Inc., 5.500%, 10/15/20	66,544

		148,299

	Airlines — 0.2%
28,798	U.S. Airways 2012-2 Class B Pass-Through Trust, 6.750%, 06/03/21	30,598
31,733	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	32,637

		63,235

	Building Products — 0.3%
50,000	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	53,500
50,000	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	50,250
25,000	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	20,000

		123,750

	Commercial Services & Supplies — 0.6%
90,000	ACCO Brands Corp., 6.750%, 04/30/20	95,062
95,000	ADT Corp. (The), 4.125%, 06/15/23	88,350
6,000	Aramark Services, Inc., 5.750%, 03/15/20 (w)	6,191
45,000	Casella Waste Systems, Inc., 7.750%, 02/15/19	45,956
2,000	Harland Clarke Holdings Corp., 9.750%, 08/01/18 (e)	2,005
27,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23 (e)	28,148
10,000	Quad/Graphics, Inc., 7.000%, 05/01/22	8,825

		274,537

	Construction & Engineering — 0.3%
48,000	AECOM, 5.875%, 10/15/24	49,920
67,000	MasTec, Inc., 4.875%, 03/15/23	62,604

		112,524

	Electrical Equipment — 0.1%
25,000	Sensata Technologies B.V., (Netherlands), 5.000%, 10/01/25 (e)	25,063

	Machinery — 0.4%
28,000	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	23,660
40,000	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	41,100
125,000	Terex Corp., 6.000%, 05/15/21	123,594

		188,354

	Marine — 0.0% (g)
25,000	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	10,547
10,000	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	1,800

		12,347

	Road & Rail — 0.6%
90,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	83,700
125,000	Hertz Corp. (The), 6.250%, 10/15/22	124,219
60,000	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e)	39,600

		247,519

	Trading Companies & Distributors — 0.8%
130,000	H&E Equipment Services, Inc., 7.000%, 09/01/22	133,900
35,000	HD Supply, Inc., 7.500%, 07/15/20	36,925
	United Rentals North America, Inc.,
50,000	5.500%, 07/15/25	49,062
110,000	6.125%, 06/15/23	113,850

		333,737

	Total Industrials	1,529,365

	Information Technology — 5.1%
	Communications Equipment — 1.0%
50,000	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	53,000
65,000	Aspect Software, Inc., 10.625%, 05/15/17 (d)	81
184,000	Avaya, Inc., 7.000%, 04/01/19 (e)	133,400
125,000	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	127,188
40,000	CommScope, Inc., 5.500%, 06/15/24 (e)	40,550
80,000	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	82,200

		436,419

	Electronic Equipment, Instruments & Components — 0.4%
144,000	Zebra Technologies Corp., 7.250%, 10/15/22	153,540

	IT Services — 0.8%
	First Data Corp.,
25,000	5.000%, 01/15/24 (e)	24,984
50,000	5.750%, 01/15/24 (e)	50,000
275,000	7.000%, 12/01/23 (e)	278,781

		353,765

	Semiconductors & Semiconductor Equipment — 1.3%
25,000	Advanced Micro Devices, Inc., 6.750%, 03/01/19	22,500

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
175,000	Amkor Technology, Inc., 6.375%, 10/01/22	169,750
	Micron Technology, Inc.,
120,000	5.500%, 02/01/25	100,500
45,000	5.625%, 01/15/26 (e)	36,675
18,000	Microsemi Corp., 9.125%, 04/15/23 (e)	19,755
215,000	QUALCOMM, Inc., 4.800%, 05/20/45	217,521

		566,701

	Software — 0.5%
125,000	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	104,361
105,000	Informatica LLC, 7.125%, 07/15/23 (e)	100,013

		204,374

	Technology Hardware, Storage & Peripherals — 1.1%
215,000	Apple, Inc., 4.650%, 02/23/46	235,661
115,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 06/15/26 (e)	116,040
105,000	Western Digital Corp., 10.500%, 04/01/24 (e)	108,675

		460,376

	Total Information Technology	2,175,175

	Materials — 3.3%
	Chemicals — 1.4%
	Blue Cube Spinco, Inc.,
50,000	9.750%, 10/15/23 (e)	57,750
30,000	10.000%, 10/15/25 (e)	35,025
65,000	East Dubuque Nitrogen Partners LP/East Dubuque Finance Corp., 6.500%, 04/15/21 (e)	65,894
30,000	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	33,300
185,000	Hexion, Inc., 6.625%, 04/15/20	156,787
	Huntsman International LLC,
65,000	4.875%, 11/15/20	66,138
110,000	5.125%, 11/15/22	110,825
35,000	LYB International Finance B.V., (Netherlands), 4.875%, 03/15/44	34,480
25,000	PolyOne Corp., 5.250%, 03/15/23	25,438

		585,637

	Construction Materials — 0.0% (g)
17,000	Headwaters, Inc., 7.250%, 01/15/19 (w)	17,595

	Containers & Packaging — 0.9%
30,000	Berry Plastics Corp., 5.125%, 07/15/23	30,225
15,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 6.000%, 06/15/17 (e)	15,000
25,000	Cascades, Inc., (Canada), 5.750%, 07/15/23 (e)	24,125
35,000	Owens-Brockway Glass Container, Inc., 5.375%, 01/15/25 (e)	35,306
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
50,000	5.750%, 10/15/20	51,562
200,000	9.000%, 04/15/19	204,000
35,000	Sealed Air Corp., 5.125%, 12/01/24 (e)	35,963

		396,181

	Metals & Mining — 0.9%
40,000	Alcoa, Inc., 5.900%, 02/01/27	38,637
	ArcelorMittal, (Luxembourg),
75,000	6.500%, 03/01/21	77,625
63,000	7.250%, 02/25/22	65,835
	Freeport-McMoRan, Inc.,
10,000	3.100%, 03/15/20	9,166
30,000	3.875%, 03/15/23	24,675
3,000	5.400%, 11/14/34	2,272
32,000	5.450%, 03/15/43	24,150
65,000	Glencore Finance Canada Ltd., (Canada), 6.000%, 11/15/41 (e)	52,731
15,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	14,306
85,000	Steel Dynamics, Inc., 5.500%, 10/01/24	87,355
5,000	Teck Resources Ltd., (Canada), 8.500%, 06/01/24 (e)	5,125

		401,877

	Paper & Forest Products — 0.1%
25,000	Clearwater Paper Corp., 5.375%, 02/01/25 (e)	24,938

	Total Materials	1,426,228

	Telecommunication Services — 9.1%
	Diversified Telecommunication Services — 7.3%
	AT&T, Inc.,
125,000	4.750%, 05/15/46	123,945
120,000	5.150%, 03/15/42	124,840
100,000	6.550%, 02/15/39	120,171
	CCO Holdings LLC/CCO Holdings Capital Corp.,
60,000	5.375%, 05/01/25 (e)	60,900
178,000	5.875%, 04/01/24 (e)	185,565

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
85,000	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	84,575
88,000	Embarq Corp., 7.995%, 06/01/36	87,912
	Frontier Communications Corp.,
115,000	8.500%, 04/15/20	121,325
20,000	8.750%, 04/15/22	19,900
180,000	11.000%, 09/15/25 (e)	183,150
115,000	GCI, Inc., 6.750%, 06/01/21	116,150
	Intelsat Jackson Holdings S.A., (Luxembourg),
30,000	7.250%, 04/01/19	22,350
140,000	7.500%, 04/01/21	95,200
20,000	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	5,950
130,000	Level 3 Communications, Inc., 5.750%, 12/01/22	132,925
	Level 3 Financing, Inc.,
35,000	5.375%, 08/15/22	35,525
55,000	5.375%, 05/01/25	55,973
307,000	Qwest Capital Funding, Inc., 7.750%, 02/15/31	261,717
95,000	Sprint Capital Corp., 6.875%, 11/15/28	70,894
200,000	Telecom Italia S.p.A., (Italy), 5.303%, 05/30/24 (e)	201,376
	Verizon Communications, Inc.,
280,000	4.672%, 03/15/55	273,459
120,000	4.862%, 08/21/46	127,833
200,000	Virgin Media Secured Finance plc, (United Kingdom), 5.500%, 01/15/25 (e)	203,375
200,000	Wind Acquisition Finance S.A., (Luxembourg), 7.375%, 04/23/21 (e)	189,250
	Windstream Services LLC,
70,000	6.375%, 08/01/23	53,857
75,000	7.500%, 06/01/22	62,438
15,000	7.500%, 04/01/23	12,187
	Zayo Group LLC/Zayo Capital, Inc.,
80,000	6.000%, 04/01/23	82,200
55,000	6.375%, 05/15/25	57,200

		3,172,142

	Wireless Telecommunication Services — 1.8%
	Sprint Communications, Inc.,
24,000	6.000%, 12/01/16	24,270
85,000	7.000%, 03/01/20 (e)	87,719
3,000	8.375%, 08/15/17	3,087
3,000	9.125%, 03/01/17	3,099
	Sprint Corp.,
255,000	7.625%, 02/15/25	192,366
65,000	7.875%, 09/15/23	51,025
	T-Mobile USA, Inc.,
50,000	6.125%, 01/15/22	52,750
145,000	6.500%, 01/15/24	153,881
120,000	6.500%, 01/15/26	126,825
80,000	United States Cellular Corp., 6.700%, 12/15/33	73,151

		768,173

	Total Telecommunication Services	3,940,315

	Utilities — 1.3%
	Electric Utilities — 0.5%
170,000	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	178,842
43,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	38,700

		217,542
	Gas Utilities — 0.1%
50,000	Sabine Pass Liquefaction LLC, 5.625%, 03/01/25	50,000

	Independent Power & Renewable Electricity Producers — 0.6%
	AES Corp.,
35,000	5.500%, 03/15/24	35,339
9,000	VAR, 3.673%, 06/01/19 (w)	8,966
50,000	Calpine Corp., 6.000%, 01/15/22 (e)	52,437
35,000	Dynegy, Inc., 7.375%, 11/01/22	33,862
35,000	GenOn Energy, Inc., 9.500%, 10/15/18	27,563
35,000	NRG Energy, Inc., 6.250%, 05/01/24	34,027
25,000	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	23,000
50,000	TerraForm Power Operating LLC, 6.125%, 06/15/25 (e)	43,125

		258,319

	Multi-Utilities — 0.1%
50,000	NRG Yield Operating LLC, 5.375%, 08/15/24	48,125

	Total Utilities	573,986

	Total Corporate Bonds (Cost $23,091,548)	23,060,515

Foreign Government Securities — 3.4%
BRL 265,000	Brazil Notas do Tesouro Nacional Series F, (Brazil), 10.000%, 01/01/17	71,798
100,000	Government of Dominican Republic, (Dominican Republic), Reg. S, 6.600%, 01/28/24	105,503

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
200,000	Government of Jamaica, (Jamaica), 6.750%, 04/28/28	207,000
	Provincia de Buenos Aires, (Argentina),
167,000	9.125%, 03/16/24 (e)	178,586
200,000	9.950%, 06/09/21 (e)	219,693
200,000	Republic of Costa Rica, (Costa Rica), 7.158%, 03/12/45 (e)	184,500
100,000	Republic of Indonesia, (Indonesia), Reg. S, 6.625%, 02/17/37	118,000
140,000	Republic of Pakistan, (Pakistan), Reg. S, 6.875%, 06/01/17	144,550
200,000	Republic of Serbia, (Serbia), Reg. S, 7.250%, 09/28/21	227,750

	Total Foreign Government Securities (Cost $1,475,483)	1,457,380

Mortgage Pass-Through Security — 2.8%
1,150,514	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 3.000%, 03/01/31 (Cost $1,200,146)	1,201,129

Municipal Bonds — 1.8% (t)
	California — 0.6%
45,000	State of California, Various Purpose, GO, 7.500%, 04/01/34	67,254
	University of California,
100,000	Series AN, Rev., 4.765%, 05/15/44	106,296
100,000	Series J, Rev., 4.131%, 05/15/45	104,803

		278,353

	Colorado — 0.4%
175,000	Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.000%, 01/15/45	185,024

	Illinois — 0.1%
25,000	Illinois Finance Authority, Series A, Rev., 4.000%, 10/01/49	26,050

	Louisiana — 0.2%
75,000	Louisiana Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewerage Commission Projects, Series A, Rev., 4.000%, 02/01/48	78,391

	New Jersey — 0.1%
25,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.000%, 06/15/42	26,688

	South Carolina — 0.1%
50,000	State of South Carolina Ports Authority, Rev., 5.250%, 07/01/55	57,162

	Utah — 0.3%
100,000	Utah Transit Authority, Sales Tax, Series B, Rev., 5.937%, 06/15/39	134,993

	Total Municipal Bonds (Cost $746,873)	786,661

Preferred Securities — 1.7% (x)
	Financials — 1.7%
	Banks — 0.3%
78,000	Bank of America Corp., Series AA, VAR, 6.100%, 03/17/25	79,877
59,000	Citigroup, Inc., VAR, 5.950%, 01/30/23	59,055

		138,932

	Capital Markets — 1.4%
250,000	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e)	240,937
95,000	Goldman Sachs Group, Inc. (The), Series M, VAR, 5.375%, 05/10/20	92,635
250,000	UBS Group AG, (Switzerland), VAR, 7.000%, 02/19/25	260,625

		594,197

	Total Preferred Securities (Cost $729,007)	733,129

Loan Assignment — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food Products — 0.0% (g)
4,988	Pinnacle Foods Finance LLC, 1st Lien Term Loan I, VAR, 3.750%, 01/13/23 (Cost $4,963)	5,009

NUMBER OF CONTRACTS
Option Purchased — 0.1%
	Call Option Purchased — 0.1%
102	10 Year U.S. Treasury Note, expiring 07/22/16 at $134.00, American Style (Cost $24,120)	7,969

SHARES
Short-Term Investment — 1.0%
	Investment Company — 1.0%
448,136	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $448,136)	448,136

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
	Total Investments — 98.3% (Cost $42,590,297)	42,335,770
	Other Assets in Excess of Liabilities — 1.7%	751,462

	NET ASSETS — 100.0%	$43,087,232

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
7	10 Year U.S. Treasury Note	09/21/16	USD	907,813	2,008
5	Ultra Long Term U.S. Treasury Bond	09/21/16	USD	875,625	1,473
38	5 Year U.S. Treasury Note	09/30/16	USD	4,564,453	1,506
	Short Futures Outstanding
(3)	U.S. Treasury Long Bond	09/21/16	USD	(489,938)	(2,561)
(9)	Ultra Long Term U.S. Treasury Bond	09/21/16	USD	(1,576,125)	(12,638)

					(10,212)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

BRL	—	Brazilian Real
CMO	—	Collateralized Mortgage Obligation
GO	—	General Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2016.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2016.
(r)	—	Rate shown are as per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as off May 31, 2016.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

Centrally Cleared Credit Default Swaps - Buy Protection [1]
Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2016 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
CDX.NA.HY.26-V1	5.000% quarterly	06/20/21	4.361%	2,150,000	(80,075)	61,652

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$875,502
Aggregate gross unrealized depreciation	(1,130,029)

Net unrealized appreciation/depreciation	(254,527)

Federal income tax cost of investments	$42,590,297

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value (“NAV”) per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$677,345	$3,285,427	$3,962,772
Collateralized Mortgage Obligations
Agency CMO	—	3,102,246	—	3,102,246
Non-Agency CMO	—	1,345,817	445,217	1,791,034

Total Collateralized Mortgage Obligations	—	4,448,063	445,217	4,893,280

Commercial Mortgage-Backed Securities	—	4,084,984	1,596,006	5,680,990
Convertible Bonds
Energy	—	98,800	—	98,800
Corporate Bonds
Consumer Discretionary	—	6,301,436	19,425	6,320,861
Consumer Staples	—	1,836,101	—	1,836,101
Energy	—	1,072,868	14,450	1,087,318
Financials	—	2,034,595	—	2,034,595
Health Care	—	2,164,719	—	2,164,719
Industrials	—	1,501,217	—	1,501,217
Information Technology	—	2,175,094	81	2,175,175
Materials	—	1,426,228	—	1,426,228
Telecommunication Services	—	3,940,315	—	3,940,315
Utilities	—	573,986	—	573,986

Total Corporate Bonds	—	23,026,559	33,956	23,060,515

Foreign Government Securities	—	1,457,380	—	1,457,380
Mortgage Pass-Through Securities	—	1,201,129	—	1,201,129
Municipal Bonds	—	786,661	—	786,661
Preferred Securities
Financials	—	733,129	—	733,129
Loan Assignment
Consumer Staples	—	5,009	—	5,009
Option Purchased
Call Option Purchased	7,969	—	—	7,969
Short-Term Investment
Investment Company	448,136	—	—	448,136

Total Investments in Securities	$456,105	$36,519,059	$5,360,606	$42,335,770

Appreciation in Other Financial Instruments
Futures Contracts	$4,987	$—	$—	$4,987

Depreciation in Other Financial Instruments
Futures Contracts	$(15,199)	$—	$—	$(15,199)
Swaps	—	(18,423)	—	(18,423)

Total Depreciation in Other Financial Instruments	$(15,199)	$(18,423)	$—	$(33,622)

There were no transfers between levels 1 and 2 during the period ended May 31, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 29, 2016	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016
Investments in Securities
Asset-Backed Securities	$1,598,952	$—	$(11,489)	$460	$—	$(373,724)	$2,071,228	$—	$3,285,427
Collateralized Mortgage Obligations — Non-Agency CMO	425,427	—	21,455	414	—	(2,079)	—	—	445,217
Commercial Mortgage-Backed Securities	1,592,960	—	3,044	2	—	—	—	—	1,596,006
Corporate Bonds — Consumer Discretionary	14,000	—	5,389	36	—	—	—	—	19,425
Corporate Bonds — Energy	—	(2,580)	7,652	7	—	(2,379)	11,750	—	14,450
Corporate Bonds — Industrials	21,150	—	—	—	—	—	—	(21,150)	—
Corporate Bonds — Information Technology	41,925	—	(41,786)	(58)	—	—	—	—	81

	$3,694,414	$(2,580)	$(15,735)	$861	$—	$(378,182)	$2,082,978	$(21,150)	$5,360,606

(¹)	Purchases include all purchases of securities and securities received in corporate actions.
(²)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack or increase in available market inputs to determine the price for the period ended May 31, 2016.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2016, which were valued using significant unobservable inputs (level 3), amounted to ($16,756).

Income Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$2,482,819	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (4.93%)
			Constant Default Rate	2.00% - 36.00% (8.36%)
			Yield (Discount Rate of Cash Flows)	3.65% - 7.87% (5.93%)

Asset-Backed Securities	2,482,819

	445,217	Discounted Cash Flow	Constant Prepayment Rate	5.00% - 23.57% (8.38%)
			Constant Default Rate	0.00% - 0.79% (0.03%)
			Yield (Discount Rate of Cash Flows)	4.53% - 6.65% (5.44%)

Collateralized Mortgage Obligations	445,217

	1,596,006	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (15.34%)
			Yield (Discount Rate of Cash Flows)	5.43% - 10.73% (7.90%)

Commercial Mortgage-Backed Securities	1,596,006

Total	$4,524,042

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2016, the value of these investments was $836,564. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put options on futures to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(2). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.1%
	Ally Auto Receivables Trust,
228	Series 2013-2, Class A3, 0.790%, 01/15/18	228
476	Series 2015-1, Class A3, 1.390%, 09/16/19	477
305	Series 2015-SN1, Class A3, 1.210%, 12/20/17	305
509	Series 2016-1, Class A3, 1.470%, 04/15/20	510
800	Series 2016-2, Class A3, 1.350%, 05/15/20	800
53	American Credit Acceptance Receivables Trust, Series 2014-4, Class A, 1.330%, 07/10/18 (e)	53
	American Express Credit Account Master Trust,
1,847	Series 2014-2, Class A, 1.260%, 01/15/20	1,852
619	Series 2014-3, Class A, 1.490%, 04/15/20	622
	AmeriCredit Automobile Receivables Trust,
178	Series 2013-5, Class A3, 0.900%, 09/10/18	178
206	Series 2015-4, Class A3, 1.700%, 07/08/20	206
428	Series 2016-2, Class A3, 1.600%, 11/09/20	427
642	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	638
	BMW Vehicle Lease Trust,
430	Series 2014-1, Class A3, 0.730%, 02/21/17	430
1,500	Series 2015-2, Class A3, 1.400%, 09/20/18	1,503
	BMW Vehicle Owner Trust,
179	Series 2013-A, Class A3, 0.670%, 11/27/17	179
560	Series 2014-A, Class A3, 0.970%, 11/26/18	560
463	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.250%, 07/17/23	466
	Capital Auto Receivables Asset Trust,
1,600	Series 2015-1, Class A3, 1.610%, 06/20/19	1,604
617	Series 2015-2, Class A3, 1.730%, 09/20/19	620
397	CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	394
	CarMax Auto Owner Trust,
24	Series 2013-1, Class A3, 0.600%, 10/16/17	24
331	Series 2013-4, Class A3, 0.800%, 07/16/18	331
1,664	Series 2014-2, Class A3, 0.980%, 01/15/19	1,663
527	Series 2015-2, Class A3, 1.370%, 03/16/20	527
337	Series 2016-1, Class A3, 1.610%, 11/16/20	338
711	Series 2016-2, Class A3, 1.520%, 02/16/21	711
883	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	885
798	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	795
3,200	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 04/09/20	3,229
	CNH Equipment Trust,
27	Series 2013-A, Class A3, 0.690%, 06/15/18	27
259	Series 2013-C, Class A3, 1.020%, 08/15/18	259
857	Series 2013-D, Class A3, 0.770%, 10/15/18	855
852	Series 2014-A, Class A3, 0.840%, 05/15/19	850
1,226	Series 2014-B, Class A3, 0.910%, 05/15/19	1,225
203	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	202
	CPS Auto Receivables Trust,
137	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	137
319	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	318
626	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	625
761	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	757
1,325	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	1,316
526	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	526
1,857	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 03/15/22 (e)	1,859

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
44	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	44
1,500	Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.450%, 03/15/21	1,501
	DT Auto Owner Trust,
643	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	643
1,059	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	1,059
	Exeter Automobile Receivables Trust,
29	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	30
342	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	342
1,059	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	1,058
	Fifth Third Auto Trust,
99	Series 2013-1, Class A3, 0.880%, 10/16/17	99
167	Series 2013-A, Class A3, 0.610%, 09/15/17	166
318	Series 2015-1, Class A3, 1.420%, 03/16/20	319
1,303	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	1,286
	Flagship Credit Auto Trust,
700	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	696
609	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	605
856	Series 2016-2, Class A1, 2.280%, 05/15/20 (e)	856
584	Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.890%, 09/15/17	584
	Ford Credit Auto Owner Trust,
10	Series 2013-B, Class A3, 0.570%, 10/15/17	11
107	Series 2013-C, Class A3, 0.820%, 12/15/17	107
309	Series 2013-D, Class A3, 0.670%, 04/15/18	309
986	Series 2014-B, Class A3, 0.900%, 10/15/18	986
1,101	Series 2014-C, Class A3, 1.060%, 05/15/19	1,101
668	Series 2015-A, Class A3, 1.280%, 09/15/19	669
658	Series 2015-B, Class A3, 1.160%, 11/15/19	658
585	Series 2015-C, Class A3, 1.410%, 02/15/20	587
373	Series 2016-B, Class A3, 1.330%, 10/15/20	373
1,587	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	1,577
605	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	596
	GLS Auto Receivables Trust,
1,086	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	1,084
1,200	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	1,198
	GM Financial Automobile Leasing Trust,
963	Series 2015-1, Class A3, 1.530%, 09/20/18	966
974	Series 2015-3, Class A3, 1.690%, 03/20/19	979
248	Series 2016-2, Class A3, 1.620%, 09/20/19	247
757	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	757
	Harley-Davidson Motorcycle Trust,
1,498	Series 2015-1, Class A3, 1.410%, 06/15/20	1,498
716	Series 2015-2, Class A3, 1.300%, 03/16/20	717
	Honda Auto Receivables Owner Trust,
351	Series 2013-4, Class A3, 0.690%, 09/18/17	350
1,228	Series 2014-1, Class A3, 0.670%, 11/21/17	1,228
806	Series 2015-1, Class A3, 1.050%, 10/15/18	806
389	Series 2016-1, Class A3, 1.220%, 12/18/19	389
	Hyundai Auto Receivables Trust,
6	Series 2013-B, Class A3, 0.710%, 09/15/17	6
500	Series 2014-A, Class A3, 0.790%, 07/16/18	500
1,290	Series 2014-B, Class A3, 0.900%, 12/17/18	1,289
737	Series 2015-A, Class A3, 1.050%, 04/15/19	737
343	Series 2015-C, Class A3, 1.460%, 02/18/20	344

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	John Deere Owner Trust,
1,394	Series 2014-B, Class A3, 1.070%, 11/15/18	1,394
384	Series 2015-B, Class A3, 1.440%, 10/15/19	383
1,199	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	1,195
75	Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A3, 0.780%, 08/15/17	75
	Nissan Auto Lease Trust,
228	Series 2014-A, Class A3, 0.800%, 02/15/17	228
1,000	Series 2015-A, Class A3, 1.400%, 06/15/18	1,002
	Nissan Auto Receivables Owner Trust,
488	Series 2013-C, Class A3, 0.670%, 08/15/18	488
695	Series 2014-A, Class A3, 0.720%, 08/15/18	694
559	Series 2014-B, Class A3, 1.110%, 05/15/19	559
823	Series 2015-C, Class A3, 1.370%, 05/15/20	825
305	Series 2016-B, Class A3, 1.320%, 01/15/21	305
2,000	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T3, Class AT3, 2.540%, 11/15/46 (e)	2,000
1,029	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	1,020
861	Ocwen Master Advance Receivables Trust, Series 2015-T1, Class AT1, 2.537%, 09/17/46 (e)	861
	OneMain Financial Issuance Trust,
1,033	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	1,034
1,653	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	1,655
1,295	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	1,303
1,750	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	1,745
139	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.384%, 10/25/34	139
127	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	127
1,723	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	1,709
1,472	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	1,468
1,100	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	1,094
265	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.746%, 03/25/36	262
211	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	213
1,977	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	1,979
	Toyota Auto Receivables Owner Trust,
1,059	Series 2014-A, Class A3, 0.670%, 12/15/17	1,058
554	Series 2014-C, Class A3, 0.930%, 07/16/18	554
600	Series 2016-A, Class A3, 1.250%, 03/16/20	600
348	Series 2016-B, Class A3, 1.300%, 04/15/20	348
877	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.384%, 10/15/18 (e)	864
20	Truman Capital Mortgage Loan Trust, Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	20
294	USAA Auto Owner Trust, Series 2014-1, Class A3, 0.580%, 12/15/17	294
760	Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	758
786	Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A3, 0.700%, 04/20/18	784
251	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	248
1,378	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	1,377
513	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	509
1,009	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	998
1,598	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	1,574

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,017	VOLT XXVI LLC, Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	1,005
1,030	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	1,018
973	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	964
786	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	775
1,513	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	1,494
1,257	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	1,240
225	Westgate Resorts LLC, Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	223
	Westlake Automobile Receivables Trust,
97	Series 2014-2A, Class A2, 0.970%, 10/16/17 (e)	97
2,053	Series 2016-1A, Class A2A, 1.820%, 01/15/19 (e)	2,057
	World Omni Auto Receivables Trust,
437	Series 2015-A, Class A3, 1.340%, 05/15/20	438
1,286	Series 2015-B, Class A3, 1.490%, 12/15/20	1,290
	World Omni Automobile Lease Securitization Trust,
802	Series 2014-A, Class A3, 1.160%, 09/15/17	802
1,093	Series 2015-A, Class A3, 1.540%, 10/15/18	1,097

	Total Asset-Backed Securities (Cost $105,228)	105,111

Collateralized Mortgage Obligations — 17.4%
	Agency CMO — 16.9%
	Federal Home Loan Mortgage Corp.,
850	05/25/26	859
3,200	06/25/26	3,242
	Federal Home Loan Mortgage Corp. REMIC,
31	Series 1578, Class K, 6.900%, 09/15/23	34
255	Series 2110, Class PG, 6.000%, 01/15/29	291
1	Series 2355, Class BP, 6.000%, 09/15/16	1
1	Series 2391, Class QR, 5.500%, 12/15/16	1
5	Series 2427, Class LW, 6.000%, 03/15/17	5
42	Series 2436, Class MC, 7.000%, 04/15/32	47
48	Series 2441, Class GF, 6.500%, 04/15/32	56
304	Series 2505, Class D, 5.500%, 09/15/32	335
872	Series 2525, Class AM, 4.500%, 04/15/32	965
144	Series 2544, Class KE, 5.500%, 12/15/32	161
358	Series 2557, Class HL, 5.300%, 01/15/33	397
10	Series 2558, Class BD, 5.000%, 01/15/18	10
52	Series 2564, Class NK, 5.000%, 02/15/18	53
116	Series 2575, Class PE, 5.500%, 02/15/33	130
458	Series 2586, Class WG, 4.000%, 03/15/33	491
7	Series 2594, Class JB, 4.500%, 04/15/18	7
21	Series 2595, Class HJ, 5.000%, 03/15/23	22
392	Series 2596, Class QD, 4.000%, 03/15/33	418
177	Series 2611, Class KH, 5.000%, 05/15/18	181
483	Series 2621, Class QH, 5.000%, 05/15/33	536
590	Series 2624, Class QH, 5.000%, 06/15/33	658
1,545	Series 2626, Class JC, 5.000%, 06/15/23	1,643
901	Series 2632, Class AB, 4.500%, 06/15/18	924
21	Series 2648, Class BK, 5.000%, 07/15/33	22
45	Series 2649, Class PJ, 3.500%, 06/15/33	47
21	Series 2649, Class QH, 4.500%, 07/15/18	21
227	Series 2649, Class WB, 3.500%, 07/15/23	236

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
947		Series 2673, 5.500%, 09/15/33	1,058
1,146		Series 2685, Class DT, 5.000%, 10/15/23	1,253
268		Series 2687, Class JH, 5.000%, 10/15/23	289
711		Series 2696, Class DG, 5.500%, 10/15/33	790
119		Series 2699, Class TC, 4.000%, 11/15/18	122
1,713		Series 2701, Class AC, 5.000%, 11/15/23	1,854
—	(h)	Series 2707, Class KJ, 5.000%, 11/15/18	—	(h)
284		Series 2725, Class TA, 4.500%, 12/15/33	332
852		Series 2733, Class ME, 5.000%, 01/15/34	941
38		Series 2744, Class TU, 5.500%, 05/15/32	39
4		Series 2750, Class JB, 4.500%, 02/15/19	4
276		Series 2752, Class JB, 4.500%, 02/15/19	284
168		Series 2760, Class KT, 4.500%, 09/15/32	173
370		Series 2764, Class UE, 5.000%, 10/15/32	382
278		Series 2768, Class PK, 5.000%, 03/15/34	302
143		Series 2773, Class OC, 5.000%, 04/15/19	148
429		Series 2804, Class AM, 5.000%, 03/15/34	435
4		Series 2827, Class TE, 5.000%, 04/15/33	4
114		Series 2828, Class JE, 4.500%, 07/15/19	118
24		Series 2843, Class BC, 5.000%, 08/15/19	25
235		Series 2852, Class NY, 5.000%, 09/15/33	235
232		Series 2864, Class NB, 5.500%, 07/15/33	241
211		Series 2875, Class HB, 4.000%, 10/15/19	217
594		Series 2899, Class HB, 4.000%, 12/15/19	610
128		Series 2910, Class BE, 4.500%, 12/15/19	131
175		Series 2920, Class KT, 4.500%, 01/15/20	180
162		Series 2929, Class KG, 4.500%, 02/15/20	166
643		Series 2934, Class KG, 5.000%, 02/15/35	717
39		Series 2950, Class JA, 4.500%, 03/15/20	40
1,787		Series 2960, Class JH, 5.500%, 04/15/35	1,994
87		Series 2968, Class MD, 5.500%, 12/15/33	88
166		Series 2981, Class BC, 4.500%, 05/15/20	170
59		Series 2988, Class TY, 5.500%, 06/15/25	65
1,448		Series 2989, Class TG, 5.000%, 06/15/25	1,576
20		Series 2993, Class PM, 4.500%, 05/15/35	21
25		Series 3017, Class MK, 5.000%, 12/15/34	26
88		Series 3028, Class ME, 5.000%, 02/15/34	89
68		Series 3036, Class TE, 5.500%, 12/15/34	70
41		Series 3057, Class PE, 5.500%, 11/15/34	42
44		Series 3077, Class TO, PO, 04/15/35	41
125		Series 3082, Class PW, 5.500%, 12/15/35	142
2,890		Series 3084, Class BH, 5.500%, 12/15/35	3,257
161		Series 3087, Class KX, 5.500%, 12/15/25	176
2,719		Series 3098, Class KG, 5.500%, 01/15/36	3,029
2,364		Series 3102, Class CE, 5.500%, 01/15/26	2,609
63		Series 3121, Class JD, 5.500%, 03/15/26	70
218		Series 3123, Class HT, 5.000%, 03/15/26	239
122		Series 3136, Class CO, PO, 04/15/36	113
93		Series 3145, Class AJ, 5.500%, 04/15/36	104
853		Series 3150, Class EQ, 5.000%, 05/15/26	929
161		Series 3200, Class PO, PO, 08/15/36	143

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
160	Series 3219, Class PD, 6.000%, 11/15/35	163
105	Series 3270, Class AT, 5.500%, 01/15/37	118
19	Series 3272, Class PA, 6.000%, 02/15/37	21
26	Series 3289, Class ND, 5.500%, 06/15/35	26
2,490	Series 3294, Class DB, 4.500%, 03/15/22	2,581
106	Series 3337, Class MD, 5.500%, 06/15/27	119
143	Series 3348, Class HT, 6.000%, 07/15/37	161
494	Series 3349, Class HE, 5.500%, 07/15/36	509
47	Series 3372, Class BD, 4.500%, 10/15/22	49
30	Series 3508, Class PK, 4.000%, 02/15/39	31
45	Series 3513, Class A, 4.500%, 02/15/39	48
652	Series 3521, Class B, 4.000%, 04/15/24	703
135	Series 3544, Class BC, 4.000%, 06/15/24	142
5,262	Series 3546, Class NB, 4.000%, 06/15/24	5,623
2,713	Series 3562, Class JC, 4.000%, 08/15/24	2,869
1,874	Series 3563, Class BD, 4.000%, 08/15/24	1,954
69	Series 3563, Class LB, 4.000%, 08/15/29	73
265	Series 3571, Class MY, 4.000%, 09/15/24	287
1,981	Series 3575, Class EB, 4.000%, 09/15/24	2,104
3,027	Series 3577, Class B, 4.000%, 09/15/24	3,193
473	Series 3578, Class KB, 4.000%, 09/15/24	501
36	Series 3593, Class PC, 5.000%, 05/15/38	36
388	Series 3605, Class NB, 5.500%, 06/15/37	398
470	Series 3647, Class GA, 5.000%, 11/15/28	484
14	Series 3652, Class A, 4.500%, 11/15/24	14
343	Series 3653, Class B, 4.500%, 04/15/30	370
2,237	Series 3653, Class HJ, 5.000%, 04/15/40	2,485
135	Series 3659, Class BD, 5.000%, 01/15/37	141
530	Series 3659, Class VG, 5.000%, 09/15/34	590
2,435	Series 3677, Class KB, 4.500%, 05/15/40	2,690
2,393	Series 3677, Class PB, 4.500%, 05/15/40	2,565
103	Series 3688, Class GT, VAR, 7.257%, 11/15/46	120
260	Series 3715, Class PC, 4.500%, 08/15/40	286
973	Series 3740, Class BP, 4.500%, 04/15/38	1,021
223	Series 3747, Class HI, IO, 4.500%, 07/15/37	12
827	Series 3747, Class PA, 4.000%, 04/15/38	862
134	Series 3755, Class ML, 5.500%, 06/15/29	142
1,750	Series 3787, Class AY, 3.500%, 01/15/26	1,855
1,275	Series 3794, Class LB, 3.500%, 01/15/26	1,351
508	Series 3797, Class PA, 4.500%, 08/15/39	526
1,661	Series 3816, Class HA, 3.500%, 11/15/25	1,786
1,709	Series 3819, Class ZQ, 6.000%, 04/15/36	1,942
500	Series 3824, Class EY, 3.500%, 03/15/31	538
1,681	Series 3827, Class BM, 5.500%, 08/15/39	1,824
940	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,054
2,800	Series 3874, Class DW, 3.500%, 06/15/21	2,972
1,600	Series 3885, Class AC, 4.000%, 06/15/26	1,695
821	Series 3898, Class KH, 3.500%, 06/15/26	877
1,290	Series 3904, Class EC, 2.000%, 08/15/40	1,285
1,600	Series 3911, Class B, 3.500%, 08/15/26	1,743

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
578	Series 3955, Class HB, 3.000%, 12/15/40	592
2,500	Series 3956, Class EB, 3.250%, 11/15/41	2,555
2,500	Series 3959, Class PB, 3.000%, 11/15/26	2,576
1,650	Series 3963, Class JB, 4.500%, 11/15/41	1,883
264	Series 4026, Class MQ, 4.000%, 04/15/42	286
644	Series 4085, Class FB, VAR, 0.834%, 01/15/39	647
3,435	Series 4219, Class JA, 3.500%, 08/15/39	3,600
3,650	Series 4238, Class UY, 3.000%, 08/15/33	3,739
2,623	Series 4337, Class VJ, 3.500%, 06/15/27	2,823
1,894	Federal Home Loan Mortgage Corp. STRIPS, Series 262, Class 35, 3.500%, 07/15/42	1,966
	Federal National Mortgage Association - ACES,
1,732	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,861
2,155	Series 2011-M4, Class A1, 2.548%, 06/25/21	2,209
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,901
3,953	Series 2013-M13, Class A2, VAR, 2.540%, 04/25/23	4,071
3,500	Series 2014-M1, Class A2, VAR, 3.301%, 07/25/23	3,718
3,108	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	3,378
3,100	Series 2014-M3, Class A2, VAR, 3.475%, 01/25/24	3,342
4,756	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	5,013
1,800	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	1,857
1,973	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	2,066
4,631	Series 2015-M1, Class A2, 2.532%, 09/25/24	4,681
4,500	Series 2015-M3, Class A2, 2.723%, 10/25/24	4,605
1,400	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	1,477
	Federal National Mortgage Association REMIC,
353	Series 1997-57, Class PN, 5.000%, 09/18/27	386
12	Series 1999-51, Class PH, 6.000%, 10/25/29	12
141	Series 2001-63, Class TC, 6.000%, 12/25/31	157
365	Series 2001-81, Class HE, 6.500%, 01/25/32	420
3	Series 2002-24, Class AJ, 6.000%, 04/25/17	3
348	Series 2002-75, Class GB, 5.500%, 11/25/32	372
132	Series 2002-85, Class PE, 5.500%, 12/25/32	146
136	Series 2003-5, Class EQ, 5.500%, 02/25/23	149
79	Series 2003-21, Class OU, 5.500%, 03/25/33	88
100	Series 2003-23, Class CH, 5.000%, 04/25/33	109
800	Series 2003-26, Class EB, 3.500%, 04/25/33	846
231	Series 2003-41, Class BK, 5.000%, 05/25/18	235
161	Series 2003-48, Class TC, 5.000%, 06/25/23	173
141	Series 2003-55, Class HY, 5.000%, 06/25/23	152
274	Series 2003-63, Class YB, 5.000%, 07/25/33	301
474	Series 2003-69, Class N, 5.000%, 07/25/33	517
342	Series 2003-80, Class QG, 5.000%, 08/25/33	389
113	Series 2003-84, Class GE, 4.500%, 09/25/18	116
346	Series 2003-85, Class QD, 5.500%, 09/25/33	385
27	Series 2003-87, Class TJ, 4.500%, 09/25/18	27
96	Series 2003-94, Class CE, 5.000%, 10/25/33	104
724	Series 2003-129, Class ME, 5.000%, 08/25/23	740
119	Series 2003-134, Class MH, 5.000%, 06/25/33	123
608	Series 2004-44, Class KT, 6.000%, 06/25/24	673

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
201	Series 2004-53, Class NC, 5.500%, 07/25/24	218
421	Series 2004-70, Class EB, 5.000%, 10/25/24	456
14	Series 2004-81, Class HA, 4.250%, 10/25/24	14
546	Series 2005-5, Class CK, 5.000%, 01/25/35	589
1,284	Series 2005-29, Class WC, 4.750%, 04/25/35	1,411
213	Series 2005-33, Class QD, 5.000%, 01/25/34	217
294	Series 2005-48, Class TD, 5.500%, 06/25/35	341
874	Series 2005-53, Class MJ, 5.500%, 06/25/35	978
113	Series 2005-58, Class EP, 5.500%, 07/25/35	125
95	Series 2005-62, Class CP, 4.750%, 07/25/35	101
250	Series 2005-68, Class BE, 5.250%, 08/25/35	302
395	Series 2005-68, Class PG, 5.500%, 08/25/35	445
107	Series 2005-86, Class AX, 5.500%, 10/25/35	108
16	Series 2005-99, Class AE, 5.500%, 12/25/35	16
1,126	Series 2005-102, Class PG, 5.000%, 11/25/35	1,243
764	Series 2005-110, Class GL, 5.500%, 12/25/35	897
33	Series 2005-110, Class MB, 5.500%, 09/25/35	35
3	Series 2005-116, Class PB, 6.000%, 04/25/34	3
468	Series 2006-22, Class CE, 4.500%, 08/25/23	497
49	Series 2006-41, Class MC, 5.500%, 07/25/35	51
140	Series 2006-49, Class PA, 6.000%, 06/25/36	162
61	Series 2006-65, Class TE, 5.500%, 05/25/35	62
800	Series 2006-114, Class HE, 5.500%, 12/25/36	890
74	Series 2007-33, Class HE, 5.500%, 04/25/37	83
27	Series 2007-65, Class KI, IF, IO, 6.174%, 07/25/37	4
353	Series 2007-71, Class GB, 6.000%, 07/25/37	404
316	Series 2007-71, Class KP, 5.500%, 07/25/37	348
175	Series 2007-113, Class DB, 4.500%, 12/25/22	183
210	Series 2008-65, Class CD, 4.500%, 08/25/23	219
1,383	Series 2008-70, Class BY, 4.000%, 08/25/23	1,421
52	Series 2008-72, Class BX, 5.500%, 08/25/38	58
21	Series 2008-74, Class B, 5.500%, 09/25/38	23
840	Series 2009-19, Class PW, 4.500%, 10/25/36	911
39	Series 2009-37, Class KI, IF, IO, 5.554%, 06/25/39	5
243	Series 2009-39, Class LB, 4.500%, 06/25/29	264
1,045	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,162
150	Series 2009-71, Class MB, 4.500%, 09/25/24	158
694	Series 2009-71, Class XB, 5.000%, 03/25/38	699
64	Series 2009-78, Class J, 5.000%, 09/25/19	65
36	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	6
99	Series 2009-86, Class OT, PO, 10/25/37	89
2,321	Series 2009-92, Class AD, 6.000%, 11/25/39	2,590
65	Series 2009-96, Class CB, 4.000%, 11/25/49	68
362	Series 2009-96, Class DB, 4.000%, 11/25/29	387
282	Series 2009-112, Class ST, IF, IO, 5.804%, 01/25/40	45
120	Series 2010-9, Class MD, 5.000%, 02/25/38	131
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,303
500	Series 2010-28, Class DE, 5.000%, 04/25/30	559
135	Series 2010-35, Class SB, IF, IO, 5.974%, 04/25/40	18
3,329	Series 2010-37, Class CY, 5.000%, 04/25/40	3,676

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
700		Series 2010-41, Class DC, 4.500%, 05/25/25	751
2,291		Series 2010-49, Class KB, 4.000%, 05/25/25	2,407
129		Series 2010-54, Class EA, 4.500%, 06/25/40	139
79		Series 2010-56, Class BD, 5.000%, 12/25/38	80
25		Series 2010-64, Class DM, 5.000%, 06/25/40	28
—	(h)	Series 2010-64, Class EH, 5.000%, 10/25/35	—	(h)
429		Series 2010-71, Class HJ, 5.500%, 07/25/40	489
4,000		Series 2010-103, Class GB, 4.000%, 09/25/20	4,229
148		Series 2010-111, Class AE, 5.500%, 04/25/38	153
4,850		Series 2010-123, Class BP, 4.500%, 11/25/40	5,392
1,172		Series 2010-135, Class HE, 3.000%, 01/25/21	1,192
533		Series 2011-22, Class MA, 6.500%, 04/25/38	587
1,418		Series 2011-39, Class ZA, 6.000%, 11/25/32	1,619
1,006		Series 2011-41, Class KL, 4.000%, 05/25/41	1,095
500		Series 2011-50, Class LP, 4.000%, 06/25/41	544
2,267		Series 2011-61, Class V, 4.500%, 08/25/22	2,301
3,000		Series 2011-75, Class BL, 3.500%, 08/25/21	3,187
1,000		Series 2012-14, Class DE, 3.500%, 03/25/42	1,040
550		Series 2012-103, Class DA, 3.500%, 10/25/41	569
1,391		Series 2012-137, Class CF, VAR, 0.746%, 08/25/41	1,385
2,018		Series 2013-83, Class CA, 3.500%, 10/25/37	2,106
2,250		Series 2013-104, Class CY, 5.000%, 10/25/43	2,659
		Federal National Mortgage Association STRIPS,
55		Series 293, Class 1, PO, 12/25/24	52
101		Series 314, Class 1, PO, 07/25/31	92
		Government National Mortgage Association,
66		Series 2002-44, Class JC, 6.000%, 07/20/32	75
612		Series 2002-79, Class KL, 5.500%, 11/20/32	677
162		Series 2003-10, Class KJ, 5.500%, 02/20/33	182
618		Series 2003-29, Class PD, 5.500%, 04/16/33	689
378		Series 2003-33, Class NE, 5.500%, 04/16/33	418
16		Series 2003-40, Class TD, 5.000%, 03/20/33	16
213		Series 2003-65, Class AP, 5.500%, 08/20/33	241
835		Series 2003-77, Class TK, 5.000%, 09/16/33	926
1,665		Series 2004-16, Class GC, 5.500%, 02/20/34	1,905
51		Series 2004-54, Class BG, 5.500%, 07/20/34	58
899		Series 2004-93, Class PD, 5.000%, 11/16/34	1,021
934		Series 2004-101, Class BE, 5.000%, 11/20/34	1,040
450		Series 2005-11, Class PL, 5.000%, 02/20/35	498
2,086		Series 2005-26, Class XY, 5.500%, 03/20/35	2,349
538		Series 2005-33, Class AY, 5.500%, 04/16/35	611
186		Series 2005-49, Class B, 5.500%, 06/20/35	208
457		Series 2005-51, Class DC, 5.000%, 07/20/35	506
70		Series 2005-56, Class BD, 5.000%, 07/20/35	78
40		Series 2006-7, Class ND, 5.500%, 08/20/35	46
508		Series 2007-37, Class LB, 5.500%, 06/16/37	576
401		Series 2007-79, Class BL, 5.750%, 08/20/37	455
450		Series 2008-7, Class PQ, 5.000%, 02/20/38	515
1,007		Series 2008-9, Class PW, 5.250%, 02/20/38	1,130
295		Series 2008-23, Class YA, 5.250%, 03/20/38	327

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,084	Series 2008-33, Class PB, 5.500%, 04/20/38	1,211
293	Series 2008-34, Class PG, 5.250%, 04/20/38	334
298	Series 2008-35, Class NF, 5.000%, 04/20/38	331
328	Series 2008-38, Class BE, 5.000%, 07/16/36	340
1,007	Series 2008-38, Class BG, 5.000%, 05/16/38	1,146
324	Series 2008-43, Class NB, 5.500%, 05/20/38	366
924	Series 2008-56, Class PX, 5.500%, 06/20/38	1,036
1,087	Series 2008-58, Class PD, 5.500%, 08/16/37	1,146
1,247	Series 2008-58, Class PE, 5.500%, 07/16/38	1,463
7	Series 2008-62, Class SA, IF, IO, 5.712%, 07/20/38	1
211	Series 2008-76, Class US, IF, IO, 5.462%, 09/20/38	31
204	Series 2008-95, Class DS, IF, IO, 6.862%, 12/20/38	42
327	Series 2009-14, Class AG, 4.500%, 03/20/39	353
54	Series 2009-15, Class NA, 5.000%, 12/20/38	56
50	Series 2009-61, Class AP, 4.000%, 08/20/39	53
498	Series 2009-72, Class SM, IF, IO, 5.816%, 08/16/39	80
350	Series 2009-106, Class ST, IF, IO, 5.562%, 02/20/38	60
175	Series 2010-7, Class EA, 5.000%, 06/16/38	192
67	Series 2010-14, Class QP, 6.000%, 12/20/39	69
403	Series 2010-130, Class BD, 4.000%, 12/20/39	434
426	Series 2010-157, Class OP, PO, 12/20/40	374
2,218	Series 2011-97, Class WA, VAR, 6.105%, 11/20/38	2,509
2,072	Series 2014-H11, Class VA, VAR, 0.938%, 06/20/64	2,053
3,056	Series 2015-H20, Class FA, VAR, 0.908%, 08/20/65	3,021
2,041	Series 2015-H26, Class FG, VAR, 0.958%, 10/20/65	2,023
1,124	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	1,283

		251,974

	Non-Agency CMO — 0.5%
104	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	106
647	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, VAR, 1.086%, 07/25/34	614
25	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	26
169	Citigroup Mortgage Loan Trust, Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	169
	Citigroup Mortgage Loan Trust, Inc.,
38	Series 2003-1, Class 3A4, 5.250%, 09/25/33	38
79	Series 2004-HYB4, Class WA, VAR, 2.852%, 12/25/34	78
48	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	49
276	GMACM Mortgage Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	285
311	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	319
	JP Morgan Mortgage Trust,
949	Series 2006-A2, Class 5A3, VAR, 2.680%, 11/25/33	951
166	Series 2007-A1, Class 5A5, VAR, 2.827%, 07/25/35	166
242	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.850%, 04/21/34	242
15	MASTR Alternative Loan Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	15
202	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.500%, 12/25/33	206
	Merrill Lynch Mortgage Investors Trust,
308	Series 2003-F, Class A1, VAR, 1.086%, 10/25/28	300
369	Series 2004-B, Class A1, VAR, 0.939%, 05/25/29	358

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
85	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.685%, 04/25/34	88
89	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	90
10	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	11
19	RALI Trust, Series 2004-QS3, Class CB, 5.000%, 03/25/19	19
781	Sequoia Mortgage Trust, Series 2004-11, Class A1, VAR, 1.038%, 12/20/34	753
488	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	488
294	Structured Asset Mortgage Investments II Trust, Series 2003-AR4, Class A1, VAR, 1.139%, 01/19/34	282
561	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.228%, 12/25/44	553
	WaMu Mortgage Pass-Through Certificates Trust,
327	Series 2003-AR11, Class A6, VAR, 2.527%, 10/25/33	329
6	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	6
54	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	53
1,013	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.743%, 09/25/34	1,010

		7,604

	Total Collateralized Mortgage Obligations (Cost $254,453)	259,578

Commercial Mortgage-Backed Securities — 3.1%
1,325	A10 Term Asset Financing LLC, Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	1,299
	Banc of America Commercial Mortgage Trust,
592	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	591
616	Series 2006-5, Class A4, 5.414%, 09/10/47	619
30	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	30
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	1,451
28	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	29
2,750	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	2,762
13	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 5.921%, 07/10/38	13
241	DBRR Trust, Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	239
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,045	Series K029, Class A2, VAR, 3.320%, 02/25/23	2,205
4,000	Series K037, Class A2, 3.490%, 01/25/24	4,360
1,000	Series K038, Class A2, 3.389%, 03/25/24	1,084
2,503	Series K046, Class A2, 3.205%, 03/25/25	2,672
2,000	Series K048, Class A2, VAR, 3.284%, 06/25/25	2,147
469	Series K049, Class A2, 3.010%, 07/25/25	493
1,398	Series KF12, Class A, VAR, 1.146%, 09/25/22	1,400
327	Series KJ02, Class A2, 2.597%, 09/25/20	337
1,750	Series KPLB, Class A, 2.770%, 05/25/25	1,801
5,000	Series KSMC, Class A2, 2.615%, 01/25/23	5,133
1,344	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	1,353
	JP Morgan Chase Commercial Mortgage Securities Trust,
163	Series 2005-CB11, Class AJ, VAR, 5.411%, 08/12/37	163
138	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	138
1,216	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 02/15/40	1,235
22,853	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.602%, 12/12/49 (e)	51

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
2,200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,328
	Morgan Stanley Capital I Trust,
43,800	Series 2007-HQ11, Class X, IO, VAR, 0.207%, 02/12/44 (e)	46
577	Series 2011-C3, Class A3, 4.054%, 07/15/49	603
247	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	246
16	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	16
1,726	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 1.884%, 07/14/34 (e)	1,710
592	RAIT Trust, Series 2015-FL4, Class A, VAR, 1.784%, 12/15/31 (e)	590
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	899
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,104
1,486	Series 2013-C6, Class A4, 3.244%, 04/10/46	1,550
2,750	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,886
36	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	36
1,800	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440%, 04/15/45	1,907

	Total Commercial Mortgage-Backed Securities (Cost $44,688)	45,526

Corporate Bonds — 32.0%
	Consumer Discretionary — 2.2%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
138	3.625%, 07/02/24	142
1,135	4.250%, 03/01/21	1,204
40	5.000%, 03/30/20	43

		1,389

	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,100	2.250%, 07/31/19 (e)	2,134
153	2.250%, 03/02/20 (e)	154
584	2.625%, 09/15/16 (e)	587

		2,875

	Hotels, Restaurants & Leisure — 0.1%
1,250	McDonald’s Corp., 3.375%, 05/26/25	1,299
326	Starbucks Corp., 2.700%, 06/15/22	338

		1,637

	Internet & Catalog Retail — 0.1%
1,217	Amazon.com, Inc., 3.800%, 12/05/24	1,341

	Media — 1.3%
	21st Century Fox America, Inc.,
30	7.250%, 05/18/18	33
600	7.430%, 10/01/26	753
200	7.700%, 10/30/25	270
1,019	CBS Corp., 3.700%, 08/15/24	1,054
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	482
335	Comcast Corp., 6.500%, 01/15/17	347
422	Discovery Communications LLC, 4.375%, 06/15/21	447
285	Grupo Televisa SAB, (Mexico), 4.625%, 01/30/26	300
400	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19 (e)	405
2,000	NBCUniversal Media LLC, 2.875%, 01/15/23	2,052
	Thomson Reuters Corp., (Canada),
1,700	3.950%, 09/30/21	1,795
800	4.300%, 11/23/23	859
	Time Warner Cable, Inc.,
50	8.250%, 04/01/19	58
3,425	8.750%, 02/14/19	3,986
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	650
	Time Warner, Inc.,
400	3.400%, 06/15/22	414
200	3.550%, 06/01/24	209
1,715	4.050%, 12/15/23	1,842
	Viacom, Inc.,
700	3.125%, 06/15/22	686
189	3.250%, 03/15/23	183
361	3.875%, 12/15/21	373
300	3.875%, 04/01/24	299
750	4.250%, 09/01/23	766

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
806	Walt Disney Co. (The), 1.100%, 12/01/17	807

		19,070

	Multiline Retail — 0.2%
	Macy’s Retail Holdings, Inc.,
160	3.625%, 06/01/24	151
40	4.500%, 12/15/34	34
1,240	7.450%, 07/15/17	1,319
175	Nordstrom, Inc., 4.000%, 10/15/21	183
868	Target Corp., 3.500%, 07/01/24	946

		2,633

	Specialty Retail — 0.2%
262	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	259
	Home Depot, Inc. (The),
531	2.000%, 06/15/19	542
450	2.700%, 04/01/23	462
986	3.750%, 02/15/24	1,081
	Lowe’s Cos., Inc.,
1,004	3.125%, 09/15/24	1,049
238	3.375%, 09/15/25	253

		3,646

	Total Consumer Discretionary	32,591

Consumer Staples — 2.5%
	Beverages — 0.6%
	Anheuser-Busch InBev Finance, Inc.,
1,384	3.300%, 02/01/23	1,422
2,000	3.700%, 02/01/24	2,137
	Coca-Cola Co. (The),
893	1.150%, 04/01/18	895
1,000	1.800%, 09/01/16	1,003
1,000	Diageo Investment Corp., 2.875%, 05/11/22	1,032
1,257	PepsiCo, Inc., 1.250%, 08/13/17	1,261
1,450	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	1,533

		9,283

	Food & Staples Retailing — 0.7%
1,094	Costco Wholesale Corp., 2.250%, 02/15/22	1,111
	CVS Health Corp.,
1,100	2.750%, 12/01/22	1,109
557	3.500%, 07/20/22	588
800	4.000%, 12/05/23	866
	Kroger Co. (The),
92	5.400%, 07/15/40	105
700	6.150%, 01/15/20	797
1,000	6.400%, 08/15/17	1,060
208	Sysco Corp., 3.750%, 10/01/25	219
1,526	Walgreen Co., 3.100%, 09/15/22	1,542
166	Walgreens Boots Alliance, Inc., 3.100%, 06/01/23	166
	Wal-Mart Stores, Inc.,
1,650	2.550%, 04/11/23	1,687
200	3.300%, 04/22/24	215
930	3.625%, 07/08/20	1,006

		10,471

	Food Products — 0.9%
	Bunge Ltd. Finance Corp.,
31	3.500%, 11/24/20	32
1,192	8.500%, 06/15/19	1,399
	Cargill, Inc.,
900	3.300%, 03/01/22 (e)	937
400	6.000%, 11/27/17 (e)	427
1,000	7.350%, 03/06/19 (e)	1,152
	General Mills, Inc.,
2,075	3.150%, 12/15/21	2,178
100	5.650%, 02/15/19	111
	Kellogg Co.,
513	3.250%, 05/21/18	530
1,606	4.000%, 12/15/20	1,745
	Kraft Heinz Foods Co.,
1,419	3.500%, 06/06/22	1,481
310	5.375%, 02/10/20	345
425	6.875%, 01/26/39	560
89	Mead Johnson Nutrition Co., Class C, 4.125%, 11/15/25	95
1,600	Mondelez International, Inc., 4.000%, 02/01/24	1,736
171	Tyson Foods, Inc., 2.650%, 08/15/19	175

		12,903

	Household Products — 0.3%
	Kimberly-Clark Corp.,
200	2.400%, 03/01/22	204
1,800	2.400%, 06/01/23	1,845
1,800	Procter & Gamble Co. (The), 1.450%, 08/15/16	1,803

		3,852

	Total Consumer Staples	36,509

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy — 3.2%
	Energy Equipment & Services — 0.5%
150	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	118
	Halliburton Co.,
350	3.500%, 08/01/23	354
550	6.150%, 09/15/19	615
750	8.750%, 02/15/21	928
800	Nabors Industries, Inc., 4.625%, 09/15/21	696
1,500	National Oilwell Varco, Inc., 2.600%, 12/01/22	1,335
719	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	494
	Schlumberger Investment S.A., (Luxembourg),
233	3.300%, 09/14/21 (e)	243
737	3.650%, 12/01/23	776
	Transocean, Inc., (Cayman Islands),
500	5.050%, 10/15/22	315
578	6.500%, 11/15/20	446
442	7.125%, 12/15/21	326
460	7.375%, 04/15/18	448

		7,094

	Oil, Gas & Consumable Fuels — 2.7%
1,025	Anadarko Petroleum Corp., 8.700%, 03/15/19	1,157
400	Apache Corp., 6.900%, 09/15/18	434
	BP Capital Markets plc, (United Kingdom),
1,000	2.241%, 09/26/18	1,013
317	2.750%, 05/10/23	312
712	3.245%, 05/06/22	733
900	Burlington Resources, Inc., 8.200%, 03/15/25	1,153
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	823
500	5.900%, 02/01/18	521
1,200	Cenovus Energy, Inc., (Canada), 3.800%, 09/15/23	1,070
	Chevron Corp.,
1,000	2.355%, 12/05/22	991
285	3.191%, 06/24/23	296
833	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	863
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	450
	Devon Energy Corp.,
725	3.250%, 05/15/22	657
1,250	6.300%, 01/15/19	1,320
	Ecopetrol S.A., (Colombia),
467	4.125%, 01/16/25	408
773	5.375%, 06/26/26	720
	Energy Transfer Partners LP,
537	3.600%, 02/01/23	489
182	4.750%, 01/15/26	174
	EnLink Midstream Partners LP,
281	2.700%, 04/01/19	261
633	4.150%, 06/01/25	542
	Enterprise Products Operating LLC,
225	3.350%, 03/15/23	228
651	3.700%, 02/15/26	659
150	3.750%, 02/15/25	153
263	3.900%, 02/15/24	272
333	3.950%, 02/15/27	343
	EOG Resources, Inc.,
240	2.625%, 03/15/23	234
600	4.150%, 01/15/26	639
2,200	Exxon Mobil Corp., 2.709%, 03/06/25	2,223
1,294	Magellan Midstream Partners LP, 4.250%, 02/01/21	1,374
400	Marathon Oil Corp., 2.800%, 11/01/22	345
964	Marathon Petroleum Corp., 3.625%, 09/15/24	908
118	Noble Energy, Inc., 5.625%, 05/01/21	123
	Occidental Petroleum Corp.,
441	2.700%, 02/15/23	438
727	3.500%, 06/15/25	745
1,800	ONEOK Partners LP, 4.900%, 03/15/25	1,801
1,000	Petrobras Global Finance B.V., (Netherlands), 3.500%, 02/06/17	1,004
	Petroleos Mexicanos, (Mexico),
731	4.500%, 01/23/26	686
270	4.875%, 01/18/24	264
466	6.375%, 02/04/21 (e)	498
173	Phillips 66, 4.300%, 04/01/22	185
	Plains All American Pipeline LP/PAA Finance Corp.,
705	2.600%, 12/15/19	669
575	3.650%, 06/01/22	540
300	3.850%, 10/15/23	274

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Spectra Energy Capital LLC,
503	3.300%, 03/15/23	464
50	6.200%, 04/15/18	53
710	8.000%, 10/01/19	807
	Statoil ASA, (Norway),
1,179	2.650%, 01/15/24	1,169
1,200	3.125%, 08/17/17	1,227
	Suncor Energy, Inc., (Canada),
350	3.600%, 12/01/24	355
200	6.100%, 06/01/18	214
	Sunoco Logistics Partners Operations LP,
156	4.250%, 04/01/24	151
700	5.500%, 02/15/20	742
1,153	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	1,088
821	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	822
	Total Capital International S.A., (France),
138	1.550%, 06/28/17	138
200	2.700%, 01/25/23	200
1,003	3.750%, 04/10/24	1,067
	TransCanada PipeLines Ltd., (Canada),
455	2.500%, 08/01/22	441
2,345	3.750%, 10/16/23	2,437
300	7.125%, 01/15/19	335

		40,702

	Total Energy	47,796

	Financials — 11.0%
	Banks — 4.3%
1,629	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	1,656
	Bank of America Corp.,
427	2.000%, 01/11/18	429
53	3.300%, 01/11/23	54
1,154	4.000%, 01/22/25	1,156
737	4.125%, 01/22/24	782
556	4.450%, 03/03/26	574
780	5.000%, 05/13/21	863
865	5.625%, 07/01/20	967
600	6.400%, 08/28/17	635
2,000	6.875%, 04/25/18	2,183
2,600	7.625%, 06/01/19	2,999
585	Series L, 5.650%, 05/01/18	625
	Bank of Montreal, (Canada),
567	1.400%, 09/11/17	568
1,153	2.375%, 01/25/19	1,175
100	2.550%, 11/06/22	100
	Bank of Nova Scotia (The), (Canada),
2,000	1.450%, 04/25/18	2,000
630	2.800%, 07/21/21	649
952	Barclays plc, (United Kingdom), 3.650%, 03/16/25	923
	BB&T Corp.,
166	2.450%, 01/15/20	169
500	2.625%, 06/29/20	511
3,360	Capital One Bank USA N.A., 3.375%, 02/15/23	3,368
	Citigroup, Inc.,
1,000	1.550%, 08/14/17	1,001
845	1.800%, 02/05/18	846
2,000	2.050%, 12/07/18	2,008
650	3.400%, 05/01/26	653
778	Commonwealth Bank of Australia, (Australia), 4.500%, 12/09/25 (e)	801
903	Cooperatieve Rabobank UA, (Netherlands), 3.875%, 02/08/22	973
447	Discover Bank, 4.200%, 08/08/23	468
470	Fifth Third Bancorp, 2.875%, 07/27/20	478
	Fifth Third Bank,
250	2.375%, 04/25/19	253
425	2.875%, 10/01/21	435
	HSBC Bank plc, (United Kingdom),
523	1.500%, 05/15/18 (e)	522
1,100	4.750%, 01/19/21 (e)	1,209
	HSBC Holdings plc, (United Kingdom),
1,100	4.000%, 03/30/22	1,156
800	4.250%, 03/14/24	811
251	4.300%, 03/08/26	263
352	Huntington Bancshares, Inc., 3.150%, 03/14/21	361
	KeyCorp,
42	2.900%, 09/15/20	43
1,657	5.100%, 03/24/21	1,840
813	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	813
1,000	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,069
909	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	926

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,000	National Australia Bank Ltd., (Australia), 3.000%, 07/27/16 (e)	1,004
100	National City Corp., 6.875%, 05/15/19	113
591	Nordea Bank AB, (Sweden), 4.250%, 09/21/22 (e)	617
356	PNC Bank N.A., 1.950%, 03/04/19	359
	PNC Funding Corp.,
50	5.125%, 02/08/20	56
50	5.625%, 02/01/17	51
725	6.700%, 06/10/19	827
402	Regions Financial Corp., 3.200%, 02/08/21	406
	Royal Bank of Canada, (Canada),
1,302	1.200%, 09/19/17	1,299
1,193	2.000%, 10/01/18	1,204
600	2.200%, 07/27/18	609
250	Santander UK Group Holdings plc, (United Kingdom), 3.125%, 01/08/21	251
442	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	443
1,800	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,899
	SunTrust Banks, Inc.,
1,500	2.750%, 05/01/23	1,481
800	3.500%, 01/20/17	809
706	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	708
	Toronto-Dominion Bank (The), (Canada),
400	1.500%, 03/13/17 (e)	401
1,041	1.750%, 07/23/18	1,047
	U.S. Bancorp,
307	1.650%, 05/15/17	309
500	2.200%, 04/25/19	509
215	2.950%, 07/15/22	221
732	4.125%, 05/24/21	804
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,045
3,895	5.750%, 02/01/18	4,167
	Wells Fargo & Co.,
428	2.550%, 12/07/20	435
368	3.000%, 02/19/25	370
1,000	3.500%, 03/08/22	1,059
1,000	Wells Fargo Bank N.A., 6.000%, 11/15/17	1,065
506	Westpac Banking Corp., (Australia), 2.000%, 03/03/20 (e)	508

		63,391

	Capital Markets — 2.4%
2,150	Ameriprise Financial, Inc., 4.000%, 10/15/23	2,300
	Bank of New York Mellon Corp. (The),
92	2.100%, 01/15/19	93
1,440	4.150%, 02/01/21	1,571
155	4.600%, 01/15/20	170
200	BlackRock, Inc., 6.250%, 09/15/17	213
470	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	514
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	546
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	42
	Credit Suisse AG, (Switzerland),
833	1.750%, 01/29/18	835
520	3.625%, 09/09/24	541
	Deutsche Bank AG, (Germany),
610	1.875%, 02/13/18	607
350	6.000%, 09/01/17	366
	Goldman Sachs Group, Inc. (The),
500	3.625%, 01/22/23	518
92	4.250%, 10/21/25	94
196	5.250%, 07/27/21	219
900	5.375%, 03/15/20	995
5,150	7.500%, 02/15/19	5,871
1,195	Series D, 6.000%, 06/15/20	1,356
436	Invesco Finance plc, (United Kingdom), 3.750%, 01/15/26	457
1,850	Jefferies Group LLC, 6.875%, 04/15/21	2,077
334	Legg Mason, Inc., 4.750%, 03/15/26	347
	Macquarie Bank Ltd., (Australia),
810	1.600%, 10/27/17 (e)	808
481	2.600%, 06/24/19 (e)	487
800	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	906
	Morgan Stanley,
600	2.650%, 01/27/20	609
1,081	3.875%, 01/27/26	1,130
880	4.350%, 09/08/26	907
622	5.000%, 11/24/25	675
331	5.500%, 07/24/20	370
2,500	5.625%, 09/23/19	2,768

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
510	5.750%, 01/25/21	578
1,000	6.625%, 04/01/18	1,086
1,700	7.300%, 05/13/19	1,946
	State Street Corp.,
1,724	3.100%, 05/15/23	1,765
1,154	3.700%, 11/20/23	1,252

		35,019

	Consumer Finance — 1.2%
400	American Express Centurion Bank, 6.000%, 09/13/17	423
	American Express Co.,
200	6.150%, 08/28/17	211
1,820	7.000%, 03/19/18	1,989
	American Honda Finance Corp.,
250	2.250%, 08/15/19	256
1,450	7.625%, 10/01/18 (e)	1,644
	Caterpillar Financial Services Corp.,
176	2.250%, 12/01/19	179
510	2.750%, 08/20/21	529
900	2.850%, 06/01/22	930
675	7.150%, 02/15/19	772
	Ford Motor Credit Co. LLC,
484	1.500%, 01/17/17	485
792	2.375%, 03/12/19	797
627	3.000%, 06/12/17	636
757	3.984%, 06/15/16	758
	General Motors Financial Co., Inc.,
522	3.100%, 01/15/19	532
615	3.700%, 05/09/23	608
	John Deere Capital Corp.,
753	1.600%, 07/13/18	759
65	1.700%, 01/15/20	65
650	3.150%, 10/15/21	682
1,166	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	1,171
	PACCAR Financial Corp.,
591	1.600%, 03/15/17	594
1,400	2.200%, 09/15/19	1,425
	Toyota Motor Credit Corp.,
429	1.375%, 01/10/18	430
1,700	2.125%, 07/18/19	1,731
800	2.625%, 01/10/23	816

		18,422

	Diversified Financial Services — 0.9%
1,666	CME Group, Inc., 3.000%, 09/15/22	1,735
7,238	GE Capital International Funding Co. Unlimited Co., (Ireland), 2.342%, 11/15/20 (e)	7,377
1,502	Intercontinental Exchange, Inc., 4.000%, 10/15/23	1,609
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	786
	Shell International Finance B.V., (Netherlands),
788	2.875%, 05/10/26	779
150	3.400%, 08/12/23	156
1,555	4.300%, 09/22/19	1,678
40	4.375%, 03/25/20	44

		14,164

	Insurance — 1.3%
651	Allstate Corp. (The), 3.150%, 06/15/23	677
818	American International Group, Inc., 4.125%, 02/15/24	851
	Berkshire Hathaway Finance Corp.,
323	1.300%, 05/15/18	324
2,160	5.400%, 05/15/18	2,333
61	Chubb Corp. (The), 5.750%, 05/15/18	66
1,900	Chubb INA Holdings, Inc., 2.700%, 03/13/23	1,910
860	CNA Financial Corp., 3.950%, 05/15/24	878
675	Jackson National Life Global Funding, 3.050%, 04/29/26 (e)	669
	Liberty Mutual Group, Inc.,
950	4.250%, 06/15/23 (e)	994
900	5.000%, 06/01/21 (e)	983
	Lincoln National Corp.,
96	4.200%, 03/15/22	102
768	4.850%, 06/24/21	845
1,000	Manulife Financial Corp., (Canada), 4.150%, 03/04/26	1,056
824	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	830
1,216	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	1,236
	Metropolitan Life Global Funding I,
710	1.500%, 01/10/18 (e)	712
1,600	3.000%, 01/10/23 (e)	1,618
426	3.875%, 04/11/22 (e)	455
	New York Life Global Funding,
323	1.950%, 02/11/20 (e)	324
1,024	2.150%, 06/18/19 (e)	1,042

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
471	Principal Financial Group, Inc., 3.125%, 05/15/23	469
650	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	859
373	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	378

		19,611

	Real Estate Investment Trusts (REITs) — 0.8%
360	American Tower Corp., 3.500%, 01/31/23	367
909	Boston Properties LP, 3.800%, 02/01/24	958
672	Duke Realty LP, 4.375%, 06/15/22	715
600	Equity Commonwealth, 6.650%, 01/15/18	627
1,047	ERP Operating LP, 4.625%, 12/15/21	1,170
	HCP, Inc.,
1,052	2.625%, 02/01/20	1,047
469	3.875%, 08/15/24	464
577	4.250%, 11/15/23	591
	Prologis LP,
127	3.750%, 11/01/25	134
457	4.250%, 08/15/23	497
	Realty Income Corp.,
600	3.250%, 10/15/22	601
400	3.875%, 07/15/24	410
1,200	Simon Property Group LP, 4.375%, 03/01/21	1,319
	Ventas Realty LP,
90	3.500%, 02/01/25	90
470	3.750%, 05/01/24	480
158	4.125%, 01/15/26	165
	Welltower, Inc.,
600	3.750%, 03/15/23	608
2,007	4.500%, 01/15/24	2,125

		12,368

	Thrifts & Mortgage Finance — 0.1%
799	Abbey National Treasury Services plc, (United Kingdom), 2.500%, 03/14/19	812

	Total Financials	163,787

	Health Care — 1.8%
	Biotechnology — 0.3%
	Amgen, Inc.,
1,100	3.875%, 11/15/21	1,181
1,350	4.100%, 06/15/21	1,459
117	Baxalta, Inc., 3.600%, 06/23/22 (e)	118
612	Biogen, Inc., 3.625%, 09/15/22	638
	Celgene Corp.,
1,000	3.250%, 08/15/22	1,022
700	3.950%, 10/15/20	746
88	Gilead Sciences, Inc., 3.250%, 09/01/22	92

		5,256

	Health Care Equipment & Supplies — 0.2%
246	Becton, Dickinson & Co., 2.675%, 12/15/19	251
2,400	Medtronic, Inc., 3.500%, 03/15/25	2,556

		2,807

	Health Care Providers & Services — 0.4%
381	Aetna, Inc., 1.750%, 05/15/17	383
700	Anthem, Inc., 3.300%, 01/15/23	710
131	Cardinal Health, Inc., 3.750%, 09/15/25	140
150	McKesson Corp., 2.700%, 12/15/22	149
1,250	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,365
	UnitedHealth Group, Inc.,
365	2.750%, 02/15/23	372
145	2.875%, 03/15/22	150
1,500	2.875%, 03/15/23	1,534
187	3.375%, 11/15/21	198
255	4.700%, 02/15/21	284
100	WellPoint, Inc., 2.375%, 02/15/17	101

		5,386

	Life Sciences Tools & Services — 0.0% (g)
441	Thermo Fisher Scientific, Inc., 3.600%, 08/15/21	463

	Pharmaceuticals — 0.9%
	AbbVie, Inc.,
302	2.850%, 05/14/23	299
1,304	2.900%, 11/06/22	1,310
316	Actavis Funding SCS, (Luxembourg), 3.450%, 03/15/22	321
250	Actavis, Inc., 3.250%, 10/01/22	251
1,210	Bristol-Myers Squibb Co., 2.000%, 08/01/22	1,206
555	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	609
1,875	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	1,928
1,657	Johnson & Johnson, 2.050%, 03/01/23	1,655
	Merck & Co., Inc.,
1,400	1.300%, 05/18/18	1,408
215	2.350%, 02/10/22	218

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
1,800	Mylan, Inc., 2.600%, 06/24/18	1,819
1,153	Novartis Capital Corp., 3.400%, 05/06/24	1,228
498	Teva Pharmaceutical Finance Co. B.V., (Netherlands), Series 2, 3.650%, 11/10/21	512
174	Zoetis, Inc., 1.875%, 02/01/18	174

		12,938

	Total Health Care	26,850

	Industrials — 3.5%
	Aerospace & Defense — 0.7%
864	BAE Systems Holdings, Inc., 3.800%, 10/07/24 (e)	889
	Boeing Co. (The),
540	4.875%, 02/15/20	602
750	7.950%, 08/15/24	1,044
2,000	General Dynamics Corp., 2.250%, 11/15/22	2,012
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,335
	Lockheed Martin Corp.,
380	3.350%, 09/15/21	400
850	4.250%, 11/15/19	926
325	Northrop Grumman Corp., 5.050%, 08/01/19	358
	Precision Castparts Corp.,
1,500	2.500%, 01/15/23	1,520
800	3.250%, 06/15/25	842
476	Raytheon Co., 3.150%, 12/15/24	501

		10,429

	Air Freight & Logistics — 0.3%
796	FedEx Corp., 3.200%, 02/01/25	815
	United Parcel Service, Inc.,
1,457	2.450%, 10/01/22	1,482
1,600	3.125%, 01/15/21	1,703
425	5.125%, 04/01/19	469

		4,469

	Airlines — 0.2%
388	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	398
69	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	74
867	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	932
126	American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 06/15/28	128
309	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	344
259	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	270
32	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	34
58	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	62
392	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	418

		2,660

	Commercial Services & Supplies — 0.2%
	Republic Services, Inc.,
417	3.550%, 06/01/22	440
1,200	5.500%, 09/15/19	1,327
	Waste Management, Inc.,
862	2.900%, 09/15/22	880
242	4.600%, 03/01/21	266
150	4.750%, 06/30/20	167

		3,080

	Construction & Engineering — 0.1%
350	ABB Finance USA, Inc., 2.875%, 05/08/22	358
526	Fluor Corp., 3.375%, 09/15/21	550

		908

	Electrical Equipment — 0.0% (g)
272	Eaton Corp., 1.500%, 11/02/17	273

	Industrial Conglomerates — 0.5%
	Danaher Corp.,
784	3.900%, 06/23/21	856
500	5.400%, 03/01/19	553
	General Electric Co.,
636	1.600%, 11/20/17	642
200	2.100%, 12/11/19	205
125	4.375%, 09/16/20	138
1,919	4.650%, 10/17/21	2,170
95	5.300%, 02/11/21	109
529	5.500%, 01/08/20	599
80	5.625%, 09/15/17	85
70	5.875%, 01/14/38	92
490	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	508

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrial Conglomerates — continued
	Koninklijke Philips N.V., (Netherlands),
1,200	3.750%, 03/15/22	1,270
480	5.750%, 03/11/18	514
208	Roper Technologies, Inc., 3.000%, 12/15/20	213

		7,954

	Machinery — 0.2%
30	Caterpillar, Inc., 7.900%, 12/15/18	35
	Deere & Co.,
298	2.600%, 06/08/22	302
700	4.375%, 10/16/19	769
1,400	Illinois Tool Works, Inc., 3.500%, 03/01/24	1,506
228	Parker-Hannifin Corp., 3.300%, 11/21/24	243

		2,855

	Professional Services — 0.0% (g)
264	Equifax, Inc., 2.300%, 06/01/21	263

	Road & Rail — 1.3%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	134
2,000	4.100%, 06/01/21	2,183
	Canadian Pacific Railway Co., (Canada),
1,146	4.500%, 01/15/22	1,248
600	7.250%, 05/15/19	686
	CSX Corp.,
3,000	6.250%, 03/15/18	3,241
230	7.375%, 02/01/19	263
	ERAC USA Finance LLC,
120	2.800%, 11/01/18 (e)	122
1,500	3.300%, 10/15/22 (e)	1,538
650	3.850%, 11/15/24 (e)	686
315	4.500%, 08/16/21 (e)	344
	Norfolk Southern Corp.,
812	2.903%, 02/15/23	823
250	3.000%, 04/01/22	257
829	3.250%, 12/01/21	863
750	3.850%, 01/15/24	802
300	5.750%, 04/01/18	323
263	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 06/15/19 (e)	262
	Ryder System, Inc.,
555	2.450%, 09/03/19	559
145	2.500%, 03/01/17	146
145	2.500%, 03/01/18	147
535	3.500%, 06/01/17	544
	Union Pacific Corp.,
850	3.250%, 01/15/25	899
1,200	3.750%, 03/15/24	1,311
1,931	4.163%, 07/15/22	2,140

		19,521

	Total Industrials	52,412

	Information Technology — 1.5%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
90	2.450%, 06/15/20	93
181	2.900%, 03/04/21	189
90	4.450%, 01/15/20	99
975	4.950%, 02/15/19	1,067

		1,448

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
155	6.000%, 04/01/20	171
1,350	7.500%, 01/15/27	1,614

		1,785

	Internet Software & Services — 0.2%
2,673	eBay, Inc., 2.600%, 07/15/22	2,593

	IT Services — 0.2%
	International Business Machines Corp.,
252	1.250%, 02/08/18	253
629	1.950%, 07/22/16	630
1,150	2.250%, 02/19/21	1,169
40	8.375%, 11/01/19	49
329	Total System Services, Inc., 4.800%, 04/01/26	347
864	Xerox Corp., 5.625%, 12/15/19	916

		3,364

	Semiconductors & Semiconductor Equipment — 0.2%
	Intel Corp.,
987	2.700%, 12/15/22	1,018
728	3.100%, 07/29/22	768
773	3.300%, 10/01/21	826
790	Texas Instruments, Inc., 2.750%, 03/12/21	825

		3,437

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — 0.4%
942	Intuit, Inc., 5.750%, 03/15/17	978
	Microsoft Corp.,
486	2.375%, 05/01/23	490
1,500	4.200%, 06/01/19	1,626
	Oracle Corp.,
1,285	2.500%, 10/15/22	1,298
539	2.800%, 07/08/21	560
720	5.750%, 04/15/18	779
50	6.500%, 04/15/38	68

		5,799

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
818	2.150%, 02/09/22	815
1,006	2.850%, 05/06/21	1,050
1,154	3.200%, 05/13/25	1,201
567	HP, Inc., 4.375%, 09/15/21	596

		3,662

	Total Information Technology	22,088

	Materials — 1.0%
	Chemicals — 0.6%
168	Agrium, Inc., (Canada), 3.375%, 03/15/25	165
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	551
800	3.500%, 10/01/24	827
104	4.125%, 11/15/21	113
17	8.550%, 05/15/19	20
	Ecolab, Inc.,
279	1.450%, 12/08/17	279
167	2.250%, 01/12/20	168
330	3.250%, 01/14/23	339
	Mosaic Co. (The),
1,535	3.750%, 11/15/21	1,595
708	4.250%, 11/15/23	753
	Potash Corp. of Saskatchewan, Inc., (Canada),
100	3.625%, 03/15/24	104
1,050	6.500%, 05/15/19	1,181
	PPG Industries, Inc.,
550	3.600%, 11/15/20	570
230	6.650%, 03/15/18	248
1,250	Praxair, Inc., 2.200%, 08/15/22	1,246
315	Rohm & Haas Co., 7.850%, 07/15/29	421
400	Union Carbide Corp., 7.500%, 06/01/25	484

		9,064

	Construction Materials — 0.0% (g)
250	CRH America, Inc., 3.875%, 05/18/25 (e)	260

	Containers & Packaging — 0.0% (g)
350	International Paper Co., 3.800%, 01/15/26	360

	Metals & Mining — 0.4%
382	BHP Billiton Finance USA Ltd., (Australia), 2.050%, 09/30/18	384
	Freeport-McMoRan, Inc.,
352	2.150%, 03/01/17	348
400	3.550%, 03/01/22	336
2,267	Series WI, 3.875%, 03/15/23	1,865
	Nucor Corp.,
305	4.000%, 08/01/23	321
172	5.850%, 06/01/18	185
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	39
800	4.125%, 05/20/21	849
650	6.500%, 07/15/18	711

		5,038

	Total Materials	14,722

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
1,232	3.800%, 03/15/22	1,285
1,600	3.875%, 08/15/21	1,695
750	4.450%, 05/15/21	813
360	4.450%, 04/01/24	385
2,800	5.500%, 02/01/18	2,980
	British Telecommunications plc, (United Kingdom),
1,500	1.250%, 02/14/17	1,500
461	1.625%, 06/28/16	461
350	2.350%, 02/14/19	356
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	1,003
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	267
	Orange S.A., (France),
525	2.750%, 09/14/16	528

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
50	9.000%, 03/01/31	76
	Telefonica Emisiones S.A.U., (Spain),
420	3.192%, 04/27/18	430
409	5.134%, 04/27/20	449
114	5.462%, 02/16/21	128
	Verizon Communications, Inc.,
822	2.625%, 02/21/20	842
886	4.150%, 03/15/24	958
1,057	4.500%, 09/15/20	1,160
1,000	5.150%, 09/15/23	1,148

		16,464

	Wireless Telecommunication Services — 0.2%
379	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	382
608	Rogers Communications, Inc., (Canada), 3.625%, 12/15/25	640
	Vodafone Group plc, (United Kingdom),
1,400	2.950%, 02/19/23	1,385
500	5.625%, 02/27/17	516

		2,923

	Total Telecommunication Services	19,387

	Utilities — 4.0%
	Electric Utilities — 3.0%
800	Appalachian Power Co., 4.600%, 03/30/21	866
372	Arizona Public Service Co., 3.350%, 06/15/24	390
1,595	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,621
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	248
	DTE Electric Co.,
197	2.650%, 06/15/22	201
1,000	3.375%, 03/01/25	1,065
1,500	3.650%, 03/15/24	1,623
200	3.900%, 06/01/21	217
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,371
50	6.450%, 10/15/32	66
233	Duke Energy Corp., 3.550%, 09/15/21	245
160	Duke Energy Indiana LLC, 3.750%, 07/15/20	172
461	Duke Energy Progress LLC, 2.800%, 05/15/22	477
720	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	727
400	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	438
765	Entergy Arkansas, Inc., 3.050%, 06/01/23	778
269	Entergy Mississippi, Inc., 2.850%, 06/01/28	266
3,700	Georgia Power Co., 4.250%, 12/01/19	4,005
1,663	Great Plains Energy, Inc., 4.850%, 06/01/21	1,806
1,000	Hydro-Quebec, (Canada), Series HY, 8.400%, 01/15/22	1,304
	Indiana Michigan Power Co.,
25	7.000%, 03/15/19	28
100	Series J, 3.200%, 03/15/23	103
200	Kentucky Utilities Co., 3.300%, 10/01/25	211
94	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	100
	Nevada Power Co.,
1,000	6.500%, 08/01/18	1,106
1,000	7.125%, 03/15/19	1,151
	NextEra Energy Capital Holdings, Inc.,
518	2.400%, 09/15/19	524
1,539	2.700%, 09/15/19	1,572
200	6.000%, 03/01/19	220
938	Niagara Mohawk Power Corp., 3.508%, 10/01/24 (e)	990
300	NSTAR Electric Co., 2.375%, 10/15/22	302
1,200	Ohio Power Co., Series M, 5.375%, 10/01/21	1,373
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	375
	Pacific Gas & Electric Co.,
794	2.450%, 08/15/22	799
424	3.250%, 09/15/21	445
1,500	3.250%, 06/15/23	1,571
400	3.400%, 08/15/24	422
350	3.850%, 11/15/23	378
50	6.050%, 03/01/34	65
200	PacifiCorp, 5.650%, 07/15/18	218
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,577
752	PPL Capital Funding, Inc., 4.200%, 06/15/22	815
224	PPL Electric Utilities Corp., 2.500%, 09/01/22	226
560	Progress Energy, Inc., 4.400%, 01/15/21	608

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
74	Public Service Co. of Colorado, 3.200%, 11/15/20	78
283	Public Service Co. of New Hampshire, 3.500%, 11/01/23	297
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	238
1,100	Public Service Electric & Gas Co., 2.000%, 08/15/19	1,116
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,045
650	5.500%, 08/15/18	709
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,061
1,500	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	1,748
	Virginia Electric & Power Co.,
1,600	2.750%, 03/15/23	1,625
1,099	2.950%, 01/15/22	1,139
	Wisconsin Electric Power Co.,
1,000	1.700%, 06/15/18	1,003
545	2.950%, 09/15/21	564

		44,688

	Gas Utilities — 0.2%
1,365	Atmos Energy Corp., 8.500%, 03/15/19	1,603
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	890

		2,493

	Independent Power & Renewable Electricity Producers — 0.1%
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	190
	PSEG Power LLC,
1,290	4.150%, 09/15/21	1,352
221	4.300%, 11/15/23	227

		1,769

	Multi-Utilities — 0.6%
	AGL Capital Corp.,
939	3.500%, 09/15/21	975
550	5.250%, 08/15/19	597
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	540
	Consumers Energy Co.,
137	2.850%, 05/15/22	141
1,060	5.650%, 04/15/20	1,205
350	Dominion Resources, Inc., 4.450%, 03/15/21	380
784	DTE Energy Co., Series F, 3.850%, 12/01/23	830
	NiSource Finance Corp.,
300	3.850%, 02/15/23	318
500	5.450%, 09/15/20	562
940	6.125%, 03/01/22	1,109
100	6.800%, 01/15/19	112
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	8
	Sempra Energy,
192	4.050%, 12/01/23	205
1,400	9.800%, 02/15/19	1,684

		8,666

	Water Utilities — 0.1%
	American Water Capital Corp.,
364	3.400%, 03/01/25	384
1,400	3.850%, 03/01/24	1,528

		1,912

	Total Utilities	59,528

	Total Corporate Bonds (Cost $462,463)	475,670

Foreign Government Securities — 0.4%
	Republic of Panama, (Panama),
460	3.750%, 03/16/25	468
347	4.000%, 09/22/24	359
	Republic of Poland, (Poland),
800	3.250%, 04/06/26	802
467	4.000%, 01/22/24	500
431	Republic of Turkey, (Turkey), 5.750%, 03/22/24	463
	United Mexican States, (Mexico),
568	3.500%, 01/21/21	591
1,076	3.600%, 01/30/25	1,087
694	4.000%, 10/02/23	723
332	4.125%, 01/21/26	346

	Total Foreign Government Securities (Cost $5,145)	5,339

Mortgage Pass-Through Securities — 8.3%
36	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.500%, 02/01/24	39
167	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	186

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,004	4.500%, 05/01/41	2,195
302	5.000%, 10/01/33	340
3	6.000%, 12/01/36	4
1,889	Federal Home Loan Mortgage Corp. Gold Pools, Other, 3.500%, 06/01/42	1,984
	Federal National Mortgage Association, 15 Year, Single Family,
40	6.000%, 10/01/19 - 01/01/24	42
1,627	Federal National Mortgage Association, 20 Year, Single Family, 3.500%, 08/01/32	1,719
	Federal National Mortgage Association, 30 Year, Single Family,
1,333	5.000%, 08/01/40	1,494
794	6.000%, 12/01/32 - 04/01/35	916
1,146	6.500%, 10/01/36 - 10/01/38	1,313
684	7.000%, 04/01/37 - 11/01/38	789
	Federal National Mortgage Association, Other,
1,367	VAR, 0.807%, 05/01/24	1,370
2,513	ARM, 0.787%, 01/01/23	2,512
3,000	1.400%, 07/01/17	3,006
2,400	1.735%, 05/01/20	2,416
1,934	1.940%, 07/01/19	1,958
4,800	2.010%, 06/01/20	4,874
1,437	2.140%, 04/01/19	1,461
934	2.190%, 12/01/22	945
2,550	2.340%, 12/01/22	2,601
2,401	2.350%, 05/01/23	2,448
1,563	2.395%, 01/01/22	1,600
4,839	2.400%, 12/01/22 - 07/01/23	4,941
3,769	2.410%, 01/01/23	3,860
2,096	2.490%, 10/01/17 - 05/01/26	2,116
3,000	2.520%, 05/01/23	3,086
2,077	2.530%, 03/01/23	2,137
1,000	2.590%, 11/01/21	1,034
1,310	2.630%, 09/01/21	1,356
2,000	2.650%, 08/01/22	2,076
2,000	2.670%, 07/01/22	2,078
2,066	2.680%, 05/01/25	2,122
2,612	2.704%, 04/01/23	2,713
2,200	2.810%, 04/01/25	2,277
1,113	2.900%, 06/01/22	1,169
1,479	3.020%, 06/01/25	1,554
3,690	3.030%, 12/01/21 - 04/01/27	3,872
1,926	3.050%, 10/01/20	2,028
2,500	3.100%, 09/01/25	2,646
1,351	3.110%, 10/01/21	1,430
1,488	3.370%, 11/01/20	1,593
5,000	3.380%, 01/01/18 - 12/01/23	5,195
1,272	3.450%, 11/01/23	1,370
994	3.480%, 12/01/20	1,064
6,104	3.500%, 05/01/43 - 06/01/43	6,407
1,678	3.590%, 10/01/20	1,805
1,150	3.690%, 11/01/23	1,257
4,544	3.741%, 06/01/18	4,692
3,400	3.770%, 09/01/21	3,692
2,285	3.805%, 05/01/22	2,475
1,203	3.860%, 07/01/21	1,309
3,557	4.000%, 07/01/42	3,840
1,000	4.040%, 10/01/20	1,090
1,000	4.260%, 07/01/21	1,106
3,264	4.295%, 06/01/21	3,614
1,862	4.330%, 04/01/21	2,046
733	4.369%, 02/01/20	797
936	4.640%, 01/01/21	1,043
333	Government National Mortgage Association II, 30 Year, Single Family, 6.000%, 09/20/38	379

	Total Mortgage Pass-Through Securities (Cost $120,293)	123,481

U.S. Government Agency Securities — 13.0%
20,000	Federal Home Loan Bank, 0.750%, 08/28/17	19,983
	Federal Home Loan Mortgage Corp.,
25,000	1.250%, 10/02/19	25,028
19,000	2.375%, 01/13/22	19,796
	Federal National Mortgage Association,
16,450	1.750%, 06/20/19	16,752
1,335	2.125%, 04/24/26	1,332
105,000	2.625%, 09/06/24	110,060
735	Tennessee Valley Authority, 1.750%, 10/15/18	747

	Total U.S. Government Agency Securities (Cost $188,363)	193,698

U.S. Treasury Obligations — 17.4%
17,250	U.S. Treasury Bonds, 3.875%, 04/15/29	35,258
	U.S. Treasury Inflation Indexed Notes,
101,705	0.125%, 04/15/17	107,414

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
43,000	0.125%, 01/15/22	45,441
10,000	0.125%, 07/15/22	10,421
2,000	0.250%, 01/15/25	2,004
9,100	1.375%, 01/15/20	10,619
40,000	1.625%, 01/15/18	47,202

	Total U.S. Treasury Obligations (Cost $257,218)	258,359

SHARES
Short-Term Investments — 4.9%
	Investment Companies — 4.9%
66,866	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (†)	66,866
6,640	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.200% (b) (l) (†)	6,640

	Total Short-Term Investments (Cost $73,506)	73,506

	Total Investments — 103.6% (Cost $1,511,357)	1,540,268
	Liabilities in Excess of Other Assets — (3.6)%	(52,971)

	NET ASSETS — 100.0%	$1,487,297

Percentages indicated are based on net assets.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/2019	$3,000	$(303)
Barclays Bank plc	2.439% at termination	CPI-U at termination	05/15/2024	5,000	(511)
Barclays Bank plc	2.705% at termination	CPI-U at termination	09/02/2044	9,000	(2,584)
Barclays Bank plc	2.700% at termination	CPI-U at termination	09/03/2044	4,000	(1,141)
BNP Paribas	2.530% at termination	CPI-U at termination	02/22/2018	53,000	(3,698)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/2018	22,000	(1,018)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/2018	11,000	(512)
BNP Paribas	2.098% at termination	CPI-U at termination	09/09/2018	10,000	(464)
BNP Paribas	2.248% at termination	CPI-U at termination	01/15/2019	20,000	(1,227)
BNP Paribas	2.190% at termination	CPI-U at termination	09/03/2019	11,000	(608)
BNP Paribas	2.693% at termination	CPI-U at termination	09/03/2044	1,000	(282)
BNP Paribas	2.695% at termination	CPI-U at termination	09/03/2044	1,000	(283)
Citibank, N.A.	1.478% at termination	CPI-U at termination	04/02/2017	4,000	6
Citibank, N.A.	2.190% at termination	CPI-U at termination	09/02/2019	20,000	(1,107)
Citibank, N.A.	2.458% at termination	CPI-U at termination	05/21/2024	13,000	(1,359)
Citibank, N.A.	2.492% at termination	CPI-U at termination	08/27/2024	40,000	(4,382)
Citibank, N.A.	2.477% at termination	CPI-U at termination	09/02/2024	3,000	(324)
Citibank, N.A.	2.623% at termination	CPI-U at termination	10/07/2024	10,000	(387)
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/2017	25,000	(1,256)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/2018	34,000	(1,840)
Credit Suisse International	2.315% at termination	CPI-U at termination	07/15/2020	50,000	(3,633)
Deutsche Bank AG, New York	2.380% at termination	CPI-U at termination	06/02/2016	45,000	(2,666)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/2018	23,000	(1,566)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	03/06/2018	49,000	(3,320)
Deutsche Bank AG, New York	2.140% at termination	CPI-U at termination	09/10/2019	41,000	(2,150)
Deutsche Bank AG, New York	1.565% at termination	CPI-U at termination	01/30/2020	35,000	(438)
Deutsche Bank AG, New York	1.748% at termination	CPI-U at termination	04/02/2020	32,000	(290)
Deutsche Bank AG, New York	1.525% at termination	CPI-U at termination	10/13/2020	18,000	(63)
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/2024	10,000	(1,051)

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Deutsche Bank AG, New York	2.415% at termination	CPI-U at termination	12/15/2024	42,000	(1,141)
Deutsche Bank AG, New York	1.978% at termination	CPI-U at termination	04/02/2025	37,000	(955)
Deutsche Bank AG, New York	2.498% at termination	CPI-U at termination	10/10/2044	11,000	(2,279)
Deutsche Bank AG, New York	2.000% at termination	CPI-U at termination	10/13/2045	3,000	(58)
Goldman Sachs International	2.211% at termination	CPI-U at termination	08/29/2019	27,000	(1,525)
Goldman Sachs International	2.185% at termination	CPI-U at termination	09/02/2019	26,000	(1,432)
Goldman Sachs International	2.194% at termination	CPI-U at termination	09/02/2019	29,000	(1,611)
Goldman Sachs International	2.100% at termination	CPI-U at termination	09/12/2019	41,000	(2,060)
Morgan Stanley Capital Services	1.970% at termination	CPI-U at termination	08/30/2016	25,000	(901)
Morgan Stanley Capital Services	2.195% at termination	CPI-U at termination	04/22/2018	28,000	(1,537)
Morgan Stanley Capital Services	2.145% at termination	CPI-U at termination	11/22/2018	24,000	(1,177)
Morgan Stanley Capital Services	1.442% at termination	CPI-U at termination	09/17/2020	93,000	(43)
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/2024	15,000	(1,611)
Morgan Stanley Capital Services	2.673% at termination	CPI-U at termination	09/12/2044	2,000	(548)
Royal Bank of Scotland	2.475% at termination	CPI-U at termination	03/17/2024	2,000	(211)
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/2044	5,000	(1,485)

					$(57,031)

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2016.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2016.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2016.
(r)	—	Rates shown are per annum and payments are as described.
†	—	Approximately $56,720 of this investment is restricted as collateral for swaps to various brokers.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,491
Aggregate gross unrealized depreciation	(4,580)

Net unrealized appreciation/depreciation	$28,911

Federal income tax cost of investments	$1,511,357

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$87,445	$17,666	$105,111
Collateralized Mortgage Obligations
Agency CMO	—	251,974	—	251,974

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Non-Agency CMO	—	7,526	78	7,604

Total Collateralized Mortgage Obligations	—	259,500	78	259,578

Commercial Mortgage-Backed Securities	—	45,190	336	45,526
Corporate Bonds
Consumer Discretionary	—	32,591	—	32,591
Consumer Staples	—	36,509	—	36,509
Energy	—	47,796	—	47,796
Financials	—	163,787	—	163,787
Health Care	—	26,850	—	26,850
Industrials	—	52,412	—	52,412
Information Technology	—	22,088	—	22,088
Materials	—	14,722	—	14,722
Telecommunication Services	—	19,387	—	19,387
Utilities	—	59,528	—	59,528

Total Corporate Bonds	—	475,670	—	475,670

Foreign Government Securities	—	5,339	—	5,339
Mortgage Pass-Through Securities	—	123,481	—	123,481
U.S. Government Agency Securities	—	193,698	—	193,698
U.S. Treasury Obligations	—	258,359	—	258,359
Short-Term Investments
Investment Companies	73,506	—	—	73,506

Total Investments in Securities	$73,506	$1,448,682	$18,080	$1,540,268

Depreciation in Other Financial Instruments
Swaps	$—	$(57,031)	$—	$(57,031)

There were no transfers between levels 1 and 2 during the period ended May 31, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

JPMorgan Inflation Managed Bond Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016
Investments in Securities
Asset-Backed Securities	$3,402	$—	$24		$1	$—	$(1,658)	$15,897	$—	$17,666
Collateralized Mortgage Obligation - Non-Agency CMO	82	—	—	(a)	— (a)	—	(4)	—	—	78
Commercial Mortgage-Backed Securities	559	—	(18)		(52)	—	(153)	—	—	336

	$4,043	$—	$6		$(51)	$—	$(1,815)	$15,897	$—	$18,080

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

There were no significant transfers between level 2 and level 3 during the period ended May 31, 2016.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2016, which were valued using significant unobservable inputs (Level 3) amounted to approximately $ 6,000.

Inflation Managed Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$17,666	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (1.15%)
			Constant Default Rate	0.00% - 36.00% (26.74%)
			Yield (Discount Rate of Cash Flows)	1.89% - 5.05% (4.56%)
			Projected Principal Writedown	0.00% (0.00%)

Asset-Backed Securities	17,666

	78	Discounted Cash Flow	Constant Prepayment Rate	8.00% (8.00%)
			Constant Default Rate	0.25% (0.25%)
			Yield (Discount Rate of Cash Flows)	3.89% (3.89%)

Collateralized Mortgage Obligations	78

	96	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 90.00% (42.55%)
			Yield (Discount Rate of Cash Flows)	2.77% - 4.75% (3.82%)

Commercial Mortgage-Backed Securities	96

Total	$17,840

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2016, the value of these investments was approximately $240,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (1) below describe the various derivatives used by the Fund.

(1) Swaps — The Fund engaged in various swap transactions, including inflation- linked swaps to manage credit inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 92.8% (t)
	Alabama — 0.5%
	Education — 0.2%
	Alabama Public School & College Authority, Capital Improvement,
2,000	Series A, Rev., 5.000%, 02/01/23	2,444
2,000	Series A, Rev., 5.000%, 02/01/24	2,487
2,000	Series A, Rev., 5.000%, 02/01/25	2,491

		7,422

	Other Revenue — 0.2%
3,910	Montgomery County Public Building Authority, Facilities Project, Rev., 5.000%, 03/01/29	4,738
	Montgomery County Public Building Authority, Warrants, Facilities Project,
1,735	Rev., 5.000%, 03/01/26	2,133
3,590	Rev., 5.000%, 03/01/27	4,384

		11,255

	Prerefunded — 0.1%
120	City of Daleville, Rev., AGC, 4.125%, 10/01/17 (p)	125
1,790	City of Huntsville, Capital Improvement & Refunding Warrants, Series A, GO, 5.000%, 09/01/18 (p)	1,957
	City of Huntsville, School Capital Improvement Warrants,
2,000	Series B, GO, 5.000%, 09/01/18 (p)	2,186

		4,268

	Total Alabama	22,945

	Alaska — 0.6%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	10,394

	Other Revenue — 0.3%
	Alaska Municipal Bond Bank Authority,
165	Rev., 5.250%, 09/01/23	180
30	Rev., 5.375%, 09/01/25	33
30	Rev., 5.500%, 09/01/27	33
12,275	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 5.500%, 09/01/23	13,955

		14,201

	Prerefunded — 0.1%
	Alaska Municipal Bond Bank Authority,
835	Rev., 5.250%, 09/01/18 (p)	917
970	Rev., 5.375%, 09/01/18 (p)	1,068
970	Rev., 5.500%, 09/01/18 (p)	1,070

		3,055

	Total Alaska	27,650

	Arizona — 2.1%
	Certificate of Participation/Lease — 0.5%
15,000	Arizona School Facilities Board, COP, 5.750%, 09/01/18	16,604
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,091
2,000	COP, NATL-RE, 5.000%, 07/01/18	2,086
2,000	State of Arizona, Series A, COP, AGM, 5.250%, 10/01/23	2,257

		23,038

	Education — 0.1%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	2,912
1,000	University of Arizona, Board of Regents, Series A, Rev., 5.000%, 06/01/30	1,192

		4,104

	General Obligation — 0.2%
4,000	City of Chandler, GO, 5.000%, 07/01/23	4,968
905	Maricopa County Dysart Unified School District No. 89, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,045
1,000	Maricopa County Phoenix Union High School District No. 210, GO, AGM, 5.250%, 07/01/19	1,128
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,278

		9,419

	Hospital — 0.2%
	Arizona Health Facilities Authority, Banner Health,
2,500	Series D, Rev., 5.000%, 01/01/23	2,660
5,000	Series D, Rev., 5.000%, 01/01/24	5,318
1,000	Yavapai County IDA, Hospital, Yavapai Regional Medical Center, Series A, Rev., 5.250%, 08/01/33	1,140

		9,118

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,000	Yavapai County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	1,020

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.0% (g)
	Scottsdale Municipal Property Corp., Excise Tax,
500	Rev., 5.000%, 07/01/17	524
1,570	Rev., 5.000%, 07/01/26	2,021

		2,545

	Prerefunded — 0.4%
1,200	Arizona Health Facilities Authority, Banner Health, Series A, Rev., 5.000%, 01/01/17 (p)	1,231
1,000	Arizona School Facilities Board, COP, 5.250%, 09/01/23 (p)	1,099
	Arizona Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/16 (p)	5,018
2,000	Series A, Rev., 5.000%, 07/01/18 (p)	2,172
	Arizona Water Infrastructure Finance Authority, Water Quality,
3,025	Series A, Rev., 5.000%, 10/01/18 (p)	3,316
3,935	Series A, Rev., 5.000%, 10/01/19 (p)	4,457

		17,293

	Transportation — 0.1%
	Phoenix Civic Improvement Corp., Airport, Junior Lien,
1,000	Series A, Rev., 5.000%, 07/01/23	1,150
2,000	Series A, Rev., 5.000%, 07/01/27	2,281
1,000	Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund, Rev., 5.250%, 07/01/25	1,258
1,670	Tucson Airport Authority, Inc., Airport, Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,702

		6,391

	Utility — 0.3%
2,500	Arizona Power Authority, Power Resource, Hoover Uprating Project, Series A, Rev., 5.250%, 10/01/17	2,649
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,465
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/20	1,067
500	Series A, Rev., 5.000%, 01/01/21	554
1,000	Series A, Rev., 5.000%, 01/01/22	1,066
	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System,
4,600	Series A, Rev., 5.000%, 01/01/23	4,901
1,000	Series A, Rev., 5.000%, 12/01/28	1,190

		14,892

	Water & Sewer — 0.3%
1,000	City of Glendale, Water & Sewer, Senior Lien, Rev., 5.000%, 07/01/28	1,201
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,719
1,875	Rev., 5.250%, 07/01/23	2,366
	County of Pima, Sewer System,
2,150	Series B, Rev., 5.000%, 07/01/22	2,562
1,000	Series B, Rev., 5.000%, 07/01/24	1,187
2,000	Phoenix Civic Improvement Corp., Water System, Junior Lien, Series A, Rev., 5.000%, 07/01/25	2,246
2,000	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien, Rev., 5.500%, 07/01/20	2,197

		13,478

	Total Arizona	101,298

	California — 17.5%
	Certificate of Participation/Lease — 0.3%
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	8,458
	Deserts Sands, Unified School District,
1,000	COP, 4.000%, 03/01/19	1,079
1,250	COP, 5.000%, 03/01/22	1,485
1,250	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/30	1,489

		12,511

	Education — 2.1%
	California Educational Facilities Authority, Claremont McKenna College,
3,000	Series A, Rev., 4.000%, 01/01/33	3,376
1,000	Series A, Rev., 5.000%, 01/01/28	1,273
880	Series A, Rev., 5.000%, 01/01/29	1,113
1,185	Series A, Rev., 5.000%, 01/01/30	1,489
2,450	Series A, Rev., 5.000%, 01/01/31	3,064
2,000	Series A, Rev., 5.000%, 01/01/32	2,489
775	California Educational Facilities Authority, Pepperdine University, Rev., 5.000%, 09/01/24	950
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,192

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
	California State University, Systemwide,
3,500	Series A, Rev., 3.000%, 11/01/33	3,527
2,000	Series A, Rev., 4.000%, 11/01/35	2,247
2,350	Series A, Rev., 5.000%, 11/01/23	2,935
3,225	Series A, Rev., 5.000%, 11/01/24	4,099
1,500	Series A, Rev., 5.000%, 11/01/28	1,905
2,625	Series A, Rev., 5.000%, 11/01/29	3,312
5,000	Series A, Rev., 5.000%, 11/01/30	6,292
2,285	Series A, Rev., 5.000%, 11/01/30	2,848
4,880	Series A, Rev., 5.000%, 11/01/31	6,111
4,000	Series A, Rev., 5.000%, 11/01/32	4,989
	County of Ventura, Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/19	1,338
2,000	Rev., AGM, 5.000%, 08/01/20	2,141
	Regents of the University of California,
2,350	Series AO, Rev., 5.000%, 05/15/23	2,920
1,435	Series AO, Rev., 5.000%, 05/15/25	1,844
	Regents of the University of California, Limited Project,
3,500	Series I, Rev., 5.000%, 05/15/22	4,259
2,000	Series I, Rev., 5.000%, 05/15/23	2,480
4,500	Series I, Rev., 5.000%, 05/15/24	5,684
	University of California,
4,500	Series AF, Rev., 5.000%, 05/15/25	5,574
2,000	Series AR, Rev., 5.000%, 05/15/31	2,514
4,000	Series AR, Rev., 5.000%, 05/15/32	5,009
2,500	Series AR, Rev., 5.000%, 05/15/33	3,118
1,500	Series AR, Rev., 5.000%, 05/15/34	1,863
1,455	Series AR, Rev., 5.000%, 05/15/35	1,804
8,500	University of California, Limited Project, Series G, Rev., 5.000%, 05/15/29	10,107

		104,866

	General Obligation — 8.0%
5,450	Counties of Fresno, Madera, Tulare & Kings, State Center Community College District, GO, 5.250%, 08/01/28	6,689
2,750	Counties of Los Angeles & Orange, Rowland Unified School District, 2012 Election, Series A, GO, 5.250%, 08/01/43	3,326
	Counties of Santa Clara & Santa Cruz, West Valley-Mission Community College District, Unrefunded Balance,
455	GO, AGM, 5.000%, 08/01/23	459
910	GO, AGM, 5.000%, 08/01/25	917
3,000	County of Los Angeles, Los Angeles Unified School District, Series C, GO, 5.000%, 07/01/27	3,738
1,390	County of Orange, Garden Grove Unified School District, 2010 Election, Series C, GO, 5.000%, 08/01/30	1,700
1,400	County of Riverside, Murrieta Valley Unified School District, GO, AGM, 5.000%, 09/01/25	1,744
	County of Sacramento, San Juan Unified School District, Election of 2002,
1,670	GO, 5.000%, 08/01/27	2,064
3,540	GO, 5.000%, 08/01/30	4,330
2,000	County of San Diego, Carlsbad Unified School District, Election of 2006, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	1,954
19,585	County of San Diego, Grossmont-Cuyamaca Community College District, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	15,295
5,975	County of Santa Clara, Election of 2008, Series B, GO, 5.000%, 08/01/25	7,295
	County of Santa Clara, Mountain View-Los Altos Union High School District, Election of 2010,
2,000	Series C, GO, Zero Coupon, 08/01/23	1,748
1,000	Series C, GO, Zero Coupon, 08/01/27	772
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	1,101
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	3,068
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	4,015
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	4,728
9,300	Long Beach Unified School District, County of Los Angeles, GO, 4.000%, 08/01/30	10,753
	Los Angeles Community College District,
2,300	Series A, GO, 4.000%, 08/01/33	2,584
9,000	Series A, GO, 5.000%, 08/01/30	11,186
15,000	Series A, GO, 5.000%, 08/01/31	18,591
10,430	Los Angeles Community College District, Election of 2008, Series G, GO, 4.000%, 08/01/39	11,482
	Los Angeles Unified School District,
9,000	Series A-2, GO, 5.000%, 07/01/21	10,716

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
6,880	Series B, GO, FGIC, 4.750%, 07/01/16 (p)	6,904
7,750	Series B, GO, AGM, 4.750%, 07/01/16 (p)	7,777
11,670	Series C, GO, 5.000%, 07/01/24	14,774
36,915	Series C, GO, 5.000%, 07/01/25	46,572
5,505	Series C, GO, 5.000%, 07/01/26	6,902
6,120	Los Angeles Unified School District, Election of 2004, Series I, GO, 5.250%, 07/01/23	6,925
	Los Angeles Unified School District, Election of 2008,
2,100	Series A, GO, 5.000%, 07/01/28	2,493
1,545	Series A, GO, 5.000%, 07/01/29	1,828
1,365	Series A, GO, 5.000%, 07/01/31	1,614
	Menlo Park City School District, Crossover Capital Appreciation,
1,000	GO, Zero Coupon, 07/01/33	561
725	GO, Zero Coupon, 07/01/35	370
1,150	GO, Zero Coupon, 07/01/36	556
1,950	GO, Zero Coupon, 07/01/37	898
1,250	GO, Zero Coupon, 07/01/41	478
	Riverside County, California, Desert Sands Unified School District,
3,750	GO, 5.000%, 08/01/25	4,817
1,750	GO, 5.000%, 08/01/26	2,234
4,890	San Diego Community College District, GO, 5.000%, 08/01/24	5,999
465	Public Building Commission District, Election of 2012, Series F, GO, 4.000%, 07/01/33	527
3,000	San Francisco Bay Area Rapid Transit District, Election of 2004, Series D, GO, 5.000%, 08/01/30	3,756
4,000	San Jacinto Unified School District, GO, 5.000%, 08/01/31	4,875
1,000	Santa Barbara Community College District, Santa Barbara County, Series C, GO, 4.000%, 08/01/40	1,112
5,000	State of California, GO, 5.000%, 08/01/16	5,038
	State of California, Various Purpose,
4,925	GO, 3.000%, 09/01/32	5,001
7,280	GO, 4.000%, 09/01/33	8,255
14,100	GO, 5.000%, 04/01/17	14,613
12,120	GO, 5.000%, 03/01/25	15,342
2,000	GO, 5.000%, 09/01/27	2,375
100	GO, 5.000%, 10/01/29	107
24,000	GO, 5.000%, 08/01/30	29,412
4,000	GO, 5.000%, 09/01/30	4,724
3,500	GO, 5.000%, 09/01/31	4,128
5	GO, 5.125%, 04/01/23	5
6,790	GO, 5.500%, 04/01/18	7,374
6,800	GO, 5.500%, 04/01/21	7,669
15,000	GO, 5.625%, 04/01/26	16,969
6,685	GO, 6.500%, 04/01/33	7,734
1,565	GO, AMBAC, 5.000%, 02/01/27	2,020
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	8,066

		391,059

	Hospital — 0.5%
	California Health Facilities Financing Authority, Cedars-Sinal Medical Center,
1,500	Rev., 5.000%, 11/15/26	1,904
6,500	Rev., 5.000%, 11/15/27	8,191
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/26	1,779
	California Health Facilities Financing Authority, Sutter Health,
1,450	Series A, Rev., 3.250%, 11/15/36	1,482
650	Series A, Rev., 5.000%, 11/15/26	825
1,000	Series A, Rev., 5.000%, 11/15/29	1,245
500	Series A, Rev., 5.000%, 11/15/30	621
5,000	Series A, Rev., 5.000%, 11/15/33	6,127
2,000	Series D, Rev., 5.000%, 08/15/25	2,398

		24,572

	Other Revenue — 2.2%
	California Infrastructure & Economic Development Bank, Refuding Academy Motion Picture Arts & Sciences,
1,630	Series A, Rev., 5.000%, 11/01/24	2,047
1,000	Series A, Rev., 5.000%, 11/01/26	1,241
	California State Public Works Board, Department of Forestry & Fire Protection, Various Forestry Projects,
2,785	Series C, Rev., AGM, 5.000%, 04/01/22	2,795
2,105	Series C, Rev., AGM, 5.000%, 04/01/24	2,113
	California State Public Works Board, Department of General Services,
2,500	Series F, Rev., 5.000%, 05/01/22	3,015
3,000	Series F, Rev., 5.000%, 05/01/23	3,694
5,395	Series F, Rev., 5.000%, 05/01/24	6,751
6,445	Series F, Rev., 5.000%, 05/01/25	8,165
3,100	Series F, Rev., 5.000%, 05/01/26	3,890

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
5,000	Series F, Rev., 5.000%, 05/01/27	6,229
	California State Public Works Board, Department of Justice, Various Replacement Laboratory Projects,
1,285	Series D, Rev., AGM, 5.000%, 04/01/21	1,290
1,415	Series D, Rev., AGM, 5.000%, 04/01/23	1,420
1,560	Series D, Rev., AGM, 5.000%, 04/01/25	1,566
	Contra Costa County Transportation Authority, Sales Tax,
1,195	Series A, Rev., 4.000%, 03/01/26	1,421
2,000	Series A, Rev., 5.000%, 03/01/24	2,526
1,250	Series A, Rev., 5.000%, 03/01/25	1,602
3,400	Series A, Rev., 5.000%, 03/01/33	4,184
	Golden State Tobacco Securitization Corp., Tobacco Settlement,
1,500	Series A, Rev., 5.000%, 06/01/19	1,673
1,250	Series A, Rev., 5.000%, 06/01/20	1,437
1,000	Series A, Rev., 5.000%, 06/01/21	1,181
4,000	Series A, Rev., 5.000%, 06/01/32	4,852
10,855	Series A, Rev., 5.000%, 06/01/33	13,117
10,000	Series A, Rev., 5.000%, 06/01/34	12,013
9,545	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/22	11,256
8,400	Santa Clara County Financing Authority, Multiple Facilities Projects, Series P, Rev., 5.000%, 05/15/29	10,371

		109,849

	Prerefunded — 1.8%
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/18 (p)	2,255
35	Series C, Rev., 6.500%, 10/01/18 (p)	40
2,450	Series C, Rev., 6.500%, 10/01/18 (p)	2,777
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	2,225
5,130	California State Public Works Board, California State University, Series H, Rev., 5.000%, 09/01/23 (p)	6,426
8,275	California State Public Works Board, California State University, Various University Projects, Series H, Rev., 5.000%, 09/01/23 (p)	10,365
5,000	County of Los Angeles, Huntington Park Redevelopment Agency, Merged Redevelopment Project, Rev., Zero Coupon, 01/01/19 (p)	4,862
10,315	Los Angeles Unified School District, Election of 2004, Series G, GO, AMBAC, 5.000%, 07/01/16 (p)	10,352
	San Diego Public Facilities Financing Authority,
11,865	Series A, Rev., 5.000%, 05/15/19 (p)	13,293
1,000	San Diego Public Facilities Financing Authority, Sewer Waste Water System, Series B, Rev., 5.500%, 05/15/19 (p)	1,135
	San Marcos Public Facilities Authority,
1,000	Rev., Zero Coupon, 01/01/19 (p)	972
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,746
	University of California,
25,000	Series O, Rev., 5.750%, 05/15/19 (p)	28,578

		86,026

	Transportation — 0.4%
7,000	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge, Series B, Rev., VAR, 1.500%, 04/02/18	7,057
	City of Los Angeles, Harbor Department,
475	Series A, Rev., 5.000%, 08/01/22	580
425	Series A, Rev., 5.000%, 08/01/23	529
450	Series A, Rev., 5.000%, 08/01/24	570
1,770	County of Los Angeles, Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.000%, 07/01/26	2,261
4,525	Riverside County Transportation Commission, Limited Tax, Series A, Rev., 5.250%, 06/01/33	5,524
	San Francisco Bay Area Rapid Transit District,
475	Series A, Rev., 5.000%, 07/01/26	609
1,250	Series A, Rev., 5.000%, 07/01/32	1,482
	San Francisco Bay Area Rapid Transit District, Sales Tax,
355	Series A, Rev., 5.000%, 07/01/24	451
510	Series A, Rev., 5.000%, 07/01/25	657

		19,720

	Utility — 0.9%
	City of Los Angeles, Department of Water & Power, Power System,
3,400	Series B, Rev., 5.000%, 07/01/31	4,173
3,075	Series B, Rev., 5.000%, 07/01/32	3,760
1,250	Series D, Rev., 5.000%, 07/01/28	1,569
2,710	Series D, Rev., 5.000%, 07/01/30	3,378
2,500	Series D, Rev., 5.000%, 07/01/31	3,104
390	Series D, Rev., 5.000%, 07/01/33	480

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility –– continued
4,750	Series D, Rev., 5.000%, 07/01/34	5,832
250	Series D, Rev., 5.000%, 07/01/35	307
	City of Los Angeles, Department of Water and Power,
1,350	Series A, Rev., 5.000%, 07/01/31	1,690
2,560	Series A, Rev., 5.000%, 07/01/32	3,189
1,360	Series A, Rev., 5.000%, 07/01/33	1,687
1,250	Series A, Rev., 5.000%, 07/01/34	1,549
1,125	Series A, Rev., 5.000%, 07/01/35	1,391
2,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	2,905
	Los Angeles Department of Water & Power, Power System,
1,500	Series A, Rev., 5.000%, 07/01/28	1,898
1,000	Series A, Rev., 5.000%, 07/01/30	1,255
5,650	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.000%, 05/01/22	6,855

		45,022

	Water & Sewer — 1.3%
300	City of Bakersfield, Wastewater, Series A, Rev., 5.000%, 09/15/23	377
	City of Los Angeles, Wastewater System,
12,500	Series A, Rev., 5.000%, 06/01/26	15,391
2,000	Series C, Rev., 5.000%, 06/01/26	2,408
5,000	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	4,223
	City of Vallejo, Water,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	3,019
3,160	Rev., NATL-RE, 5.000%, 05/01/23	3,169
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,329
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,502
	San Diego County Water Authority,
13,095	Series A, Rev., 5.000%, 05/01/29	15,838
10,000	Series A, Rev., 5.000%, 05/01/30	12,066

		63,322

	Total California	856,947

	Colorado — 2.9%
	Certificate of Participation/Lease — 0.1%
	Adams County, Colorado Refunding and Improvement,
1,100	COP, 5.000%, 12/01/31	1,334
500	COP, 5.000%, 12/01/34	598

		1,932

	General Obligation — 0.8%
6,845	City & County of Denver, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	7,768
100	Douglas County School District No Re-1, Douglas & Elbert Counties, Series B, GO, 5.000%, 12/15/16	102
100	El Paso Country, School District, Series B, GO, NATL-RE, 4.250%, 12/01/16	102
	Jefferson County School District No. R-1,
18,325	GO, 5.000%, 12/15/20	21,406
9,500	GO, 5.000%, 12/15/22	11,573

		40,951

	Hospital — 0.1%
4,500	Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.500%, 01/01/35	5,462

	Other Revenue — 0.0% (g)
100	City of Grand Junction, Rev., 5.000%, 03/01/17	103

	Prerefunded — 1.9%
5,000	Colorado Regional Transportation District, FasTracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,092
23,470	Counties of Adams & Arapahoe, Joint School District No. 281, GO, 6.250%, 12/01/18 (p)	26,598
42,790	County of Adams, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	42,790
	Dawson Ridge Metropolitan District No. 1,
10,000	Series A, GO, Zero Coupon, 10/01/22 (p)	8,993
2,000	Series B, GO, Zero Coupon, 10/01/22 (p)	1,799
5,000	State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program, COP, 5.250%, 11/01/18 (p)	5,523
	University of Colorado, Enterprise System,
1,980	Series A, Rev., 5.500%, 06/01/19 (p)	2,248
750	Series A, Rev., 5.750%, 06/01/19 (p)	856

		93,899

	Total Colorado	142,347

	Connecticut — 1.3%
	Education — 0.1%
4,165	Connecticut State Health & Educational Facility Authority, Connecticut State University System Issue, Series N, Rev., 5.000%, 11/01/25	5,152

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
1,030	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Series A, Rev., 5.250%, 11/15/22	1,195

		6,347

	General Obligation — 0.9%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	7,529
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	6,887
30,000	Town of Greenwich, GO, 2.000%, 01/20/17	30,271

		44,687

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 5.000%, 08/15/24	125
350	Series A, Rev., 5.000%, 08/15/25	433
150	Series A, Rev., 5.000%, 08/15/26	184
250	Series A, Rev., 5.000%, 08/15/27	305
300	Series A, Rev., 5.000%, 08/15/29	363
100	Series A, Rev., 5.500%, 08/15/23	129

		1,539

	Other Revenue — 0.1%
	Connecticut Housing Finance Authority,
1,260	Series SNH-7, Rev., AGM, 5.000%, 06/15/17	1,316
1,320	Series SNH-7, Rev., AGM, 5.000%, 06/15/18	1,378

		2,694

	Transportation — 0.2%
5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure, Series A, Rev., 5.000%, 08/01/26	6,245
2,000	State of Connecticut, Transportation Infrastructure Purposes, Series A, Rev., 5.000%, 09/01/30	2,444

		8,689

	Total Connecticut	63,956

	Delaware — 0.7%
	General Obligation — 0.2%
	State of Delaware,
351	GO, 5.000%, 07/01/22	407
4,000	Series B, GO, 5.000%, 07/01/22	4,884
3,710	Series B, GO, 5.000%, 07/01/23	4,625
1,000	Series C, GO, 5.000%, 10/01/25	1,296
350	State of Delaware, Unrefunded, GO, 5.000%, 07/01/23	405

		11,617

	Prerefunded — 0.1%
3,299	State of Delaware, GO, 5.000%, 07/01/20 (p)	3,819

	Transportation — 0.4%
	Delaware Transportation Authority Transportation System,
6,305	Rev., 5.000%, 07/01/25	8,034
7,710	Rev., 5.000%, 07/01/27	9,882

		17,916

	Total Delaware	33,352

	District of Columbia — 0.3%
	Other Revenue — 0.1%
	District of Columbia, Income Tax Secured,
5,000	Series A, Rev., 5.000%, 12/01/22	5,756
170	Series C, Rev., 5.000%, 12/01/16	174

		5,930

	Water & Sewer — 0.2%
	District of Columbia, Water & Sewer Authority, Public Utility, Subordinate Lien,
1,475	Series A, Rev., 5.000%, 10/01/29	1,847
4,860	Series A, Rev., 5.000%, 10/01/30	6,062

		7,909

	Total District of Columbia	13,839

	Florida — 2.4%
	Certificate of Participation/Lease — 0.0% (g)
470	County of Hilsborough, Florida Master Lease Program, COP, NATL-RE, 5.250%, 07/01/16	472

	Education — 0.0% (g)
1,065	Florida State Board of Education, Lottery, Unrefunded, Series A, Rev., AMBAC, 5.000%, 07/01/18 (p)	1,069

	General Obligation — 0.8%
2,095	County of Miami-Dade, Series DD, GO, AMBAC, 7.750%, 10/01/18	2,415
	Florida State Board of Education, Public Education Capital Outlay,
4,500	Series A, GO, 5.000%, 06/01/23	5,240
1,250	Series A, GO, 5.000%, 06/01/25	1,455
14,600	Series D, GO, 5.000%, 06/01/24	17,223

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,260	Series D, GO, 5.500%, 06/01/18	1,378
4,515	Series E, GO, 5.000%, 06/01/19	5,056
4,740	Series E, GO, 5.000%, 06/01/20	5,466

		38,233

	Hospital — 0.1%
	Brevard County Health Facilities Authority, Health First, Inc. Project,
1,000	Rev., 5.000%, 04/01/22	1,179
1,250	Rev., 5.000%, 04/01/24	1,518

		2,697

	Housing — 0.0% (g)
1,220	Florida Housing Finance Corp., Homeowner Mortgage, Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	1,271
655	Florida Housing Finance Corp., Homeowner Mortgage, Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	687

		1,958

	Other Revenue — 1.1%
	County of Palm Beach,
7,790	Rev., 5.000%, 05/01/35	9,599
8,190	Rev., 5.000%, 05/01/36	10,051
7,810	Rev., 5.000%, 05/01/37	9,546
2,000	Rev., 5.000%, 05/01/38	2,438
	County of Tallahassee, City of Leon, Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,649
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,341
	Palm Beach County, Public Improvement,
3,955	Rev., 5.000%, 05/01/23	4,887
2,000	Rev., 5.000%, 05/01/24	2,511
4,905	Rev., 5.000%, 05/01/25	6,251
3,400	Rev., 5.000%, 05/01/27	4,349

		53,622

	Prerefunded — 0.2%
3,700	County of Miami-Dade, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/17 (p)	3,924
5,800	Florida State Board of Education, Public Education Capital Outlay, Series F, GO, 5.000%, 06/01/20 (p)	5,858

		9,782

	Utility — 0.2%
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.000%, 10/01/20	5,765
1,395	JEA Electric System, Series A, Rev., 5.000%, 10/01/23	1,718

		7,483

	Water & Sewer — 0.0% (g)
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	596

	Total Florida	115,912

	Georgia — 2.5%
	Education — 0.1%
2,000	Private Colleges & Universities Authority, Emory University, Series A, Rev., 5.000%, 10/01/43	2,355

	General Obligation — 0.4%
	Barrow County School District,
2,190	GO, 5.000%, 02/01/25	2,548
1,755	GO, 5.000%, 02/01/26	2,041
2,005	Gwinnett County School District, GO, 5.000%, 02/01/17 (p)	2,063
10,000	State of Georgia, Series B, GO, 5.000%, 01/01/20	11,055

		17,707

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Co. Plant Scherer Project, Rev., VAR, 1.700%, 06/21/17	4,028

	Prerefunded — 0.1%
	Barrow County School District,
555	GO, 5.000%, 02/01/21 (p)	651
5,000	Gwinnett County School District, GO, 5.000%, 02/01/18 (p)	5,350

		6,001

	Transportation — 0.4%
9,500	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/20	10,806
	Georgia State Road & Tollway Authority, Federal Highway,
2,465	Series A, Rev., GAN, AGM, 5.000%, 06/01/19	2,666
5,000	Series A, Rev., GAN, AGM, 5.000%, 06/01/20	5,401

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
1,015	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	1,072

		19,945

	Utility — 0.1%
	Camden County Public Service Authority, City of St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,160
1,960	Rev., 5.000%, 12/01/22	2,273
1,000	Rev., 5.000%, 12/01/23	1,157
1,475	Main Street Natural Gas, Inc., Gas Project, Series A, Rev., 5.500%, 09/15/21	1,725

		6,315

	Water & Sewer — 1.3%
	City of Atlanta, Water & Wastewater,
2,110	Rev., 5.000%, 11/01/29	2,599
4,250	Rev., 5.000%, 11/01/30	5,213
	City of Columbus, Georgia Water and Sewerage,
280	Rev., 5.000%, 05/01/31	351
350	Rev., 5.000%, 05/01/34	434
350	Rev., 5.000%, 05/01/35	433
	City of Columbus, Water & Sewerage,
2,000	Series A, Rev., 5.000%, 05/01/22	2,418
445	Series A, Rev., 5.000%, 05/01/27	549
595	Series A, Rev., 5.000%, 05/01/28	730
	County of Cobb, Water & Sewerage Improvement,
6,155	Rev., 5.000%, 07/01/20	6,918
6,565	Rev., 5.000%, 07/01/21	7,350
	County of DeKalb, Water & Sewerage,
4,800	Series B, Rev., 5.250%, 10/01/22	5,899
8,660	Series B, Rev., 5.250%, 10/01/23	10,842
5,500	Series B, Rev., 5.250%, 10/01/26	7,211
7,000	County of Fulton, Water & Sewerage, Rev., 5.000%, 01/01/22	8,224
5,000	County of Henry, Water & Sewerage Authority, Rev., BHAC-CR, FSA-CR, NATL-RE, 5.250%, 02/01/28	6,553

		65,724

	Total Georgia	122,075

	Hawaii — 0.8%
	General Obligation — 0.5%
	City & County of Honolulu,
300	Series B, GO, 5.000%, 12/01/16	307
8,695	Series B, GO, 5.000%, 10/01/27	10,929
3,000	Series C, GO, 5.000%, 10/01/25	3,844
3,000	Series C, GO, 5.000%, 10/01/27	3,771
	State of Hawaii,
100	Series DR, GO, 5.000%, 06/01/17	104
5,000	Series DY, GO, 5.000%, 02/01/19	5,536

		24,491

	Prerefunded — 0.0% (g)
115	City & County of Honolulu, Series A, GO, AGM, 5.000%, 07/01/17 (p)	120
	State of Hawaii,
20	GO, 5.000%, 05/01/18 (p)	22
980	Series DK, GO, 5.000%, 05/01/18 (p)	1,058

		1,200

	Transportation — 0.3%
	State of Hawaii, Highway,
5,915	Rev., 5.000%, 01/01/20	6,514
520	Rev., 5.250%, 01/01/18	556
5,120	Rev., 5.250%, 01/01/21	5,660
2,450	Rev., 6.000%, 01/01/29	2,748

		15,478

	Total Hawaii	41,169

	Idaho — 0.5%
	Prerefunded — 0.3%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18 (p)	13,528

	Transportation — 0.2%
	Idaho Housing & Finance Association, Federal Highway Trust,
2,550	Series A, Rev., GRAN, 5.000%, 07/15/25	3,139
4,800	Series A, Rev., GRAN, 5.000%, 07/15/26	5,953

		9,092

	Total Idaho	22,620

	Illinois — 2.1%
	General Obligation — 0.5%
6,345	Chicago Board of Education, School Reform, Dedicated Tax Revenues, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	6,075
7,500	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/20	7,528
1,400	Counties of Kane & Cook, City of Elgin, GO, 4.000%, 12/15/21	1,552

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
1,000	County of Cook, Township High School District No. 205, GO, AGC, 5.500%, 12/01/19	1,106
	County of Dupage, Courthouse Project,
250	GO, 5.000%, 01/01/26	316
525	GO, 5.000%, 01/01/27	655
255	GO, 5.000%, 01/01/28	316
730	GO, 5.000%, 01/01/29	897
	Kane, Cook & DuPage Counties School District No. 46, Elgin,
1,500	Series D, GO, 5.000%, 01/01/27	1,778
1,700	Series D, GO, 5.000%, 01/01/34	1,948
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,842
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
900	GO, 5.750%, 06/01/25	979
830	GO, 5.750%, 06/01/27	901
620	GO, 5.750%, 06/01/28	669

		26,562

	Other Revenue — 0.2%
	City of Chicago, Motor Fuel Tax,
150	Rev., 5.000%, 01/01/20	159
200	Rev., 5.000%, 01/01/21	214
150	Rev., 5.000%, 01/01/22	162
1,650	City of Chicago, Pilsen Redevelopment Project, Series A, Rev., 5.000%, 06/01/22	1,882
	Illinois Finance Authority, Rush University Medical Center Obligated Group,
1,000	Series A, Rev., 5.000%, 11/15/21	1,183
2,000	Series A, Rev., 5.000%, 11/15/23	2,448
1,000	Series A, Rev., 5.000%, 11/15/24	1,240
1,750	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/29	2,044
250	State of Illinois, Rev., 4.000%, 06/15/17	258

		9,590

	Prerefunded — 0.9%
5,000	County of Cook, School District No. 122, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21 (p)	4,611
19,475	Illinois Municipal Electric Agency Power Supply System, Series A, Rev., NATL-RE, 5.125%, 02/01/17 (p)	20,061
	Illinois State Toll Highway Authority, Senior Priority,
13,110	Series A-1, Rev., AGM, 5.000%, 07/01/16 (p)	13,158
4,775	Series A-2, Rev., 5.000%, 07/01/16 (p)	4,792
1,175	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College, GO, 5.750%, 06/01/18 (p)	1,289

		43,911

	Transportation — 0.1%
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/22	3,627

	Utility — 0.3%
	City of Springfield, Senior Lien Electric,
3,500	Rev., AGM, 3.500%, 03/01/30	3,685
4,500	Rev., 5.000%, 03/01/27	5,445
4,000	Rev., 5.000%, 03/01/28	4,813

		13,943

	Water & Sewer — 0.1%
	City of Chicago, Second Lien Wastewater Transmission,
1,210	Rev., 5.000%, 01/01/20	1,333
700	Rev., 5.000%, 01/01/22	797
	City of Chicago, Second Lien Water, Project,
1,500	Rev., 5.000%, 11/01/21	1,717
600	Rev., 5.000%, 11/01/22	698
1,000	Rev., 5.000%, 11/01/27	1,166
500	Rev., 5.000%, 11/01/30	578

		6,289

	Total Illinois	103,922

	Indiana — 1.1%
	Education — 0.1%
	Indiana University,
2,000	Series A, Rev., 5.000%, 06/01/28	2,398
1,000	Series A, Rev., 5.000%, 06/01/32	1,188
	Plainfield Community High School Building Corp.,
285	Rev., 5.000%, 01/15/22	340
750	Rev., 5.000%, 07/15/23	923
1,255	Rev., 5.000%, 07/15/24	1,572

		6,421

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.9%
	Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project,
1,215	Rev., 5.000%, 02/01/24	1,488
1,150	Rev., 5.000%, 08/01/24	1,407
500	Rev., 5.000%, 02/01/25	610
1,140	Rev., 5.000%, 08/01/26	1,376
2,000	Indiana Bond Bank, Special Program, East Chicago Municipal Building Corp. Project, Series A, Rev., AGM, 5.000%, 08/01/22	2,015
	Indiana Finance Authority, State Revolving Fund Program,
2,300	Series A, Rev., 5.000%, 02/01/23	2,781
5,205	Series A, Rev., 5.000%, 02/01/30	6,141
18,805	Series C, Rev., 5.000%, 02/01/21	21,520
3,000	Series C, Rev., 5.000%, 02/01/30	3,600
1,000	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,083

		42,021

	Transportation — 0.1%
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17 (p)	3,078

	Utility — 0.0% (g)
	Indianapolis Local Public Improvement Bond Bank, Stormwater Project,
725	Series D, Rev., 5.000%, 01/01/21	846
1,245	Series D, Rev., 5.000%, 01/01/24	1,498

		2,344

	Water & Sewer — 0.0% (g)
	City of Evansville, Waterworks District,
325	Series B, Rev., 5.000%, 01/01/22	386
375	Series B, Rev., 5.000%, 01/01/23	441
1,000	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	1,185

		2,012

	Total Indiana	55,876

	Iowa — 0.6%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	7,403
1,095	Davenport Iowa Corp., GO, 4.000%, 06/01/21	1,209

		8,612

	Other Revenue — 0.4%
	Iowa Finance Authority, State Revolving Fund,
5,420	Rev., 5.000%, 08/01/26	6,408
12,905	Rev., 5.000%, 08/01/29	15,113
500	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.500%, 02/15/20	578

		22,099

	Total Iowa	30,711

	Kansas — 1.4%
	General Obligation — 0.1%
1,000	City of Lenexa, Series B, GO, 5.000%, 09/01/25	1,284
650	County of Shawnee, Unified School District No. 345, Seaman, Series A, GO, 5.000%, 09/01/24	793

		2,077

	Other Revenue — 0.1%
3,450	Public Building Commission of Johnson County, Kansas Lease Purchase, Series B, Rev., 5.000%, 09/01/25	4,391

	Transportation — 1.2%
	Kansas State Department Transportation Highway,
9,500	Series A, Rev., 5.000%, 09/01/17	10,015
2,500	Series A, Rev., 5.000%, 09/01/18	2,734
7,000	Series A, Rev., 5.000%, 09/01/19	7,915
7,000	Series A, Rev., 5.000%, 09/01/20	8,146
10,000	Series B, Rev., 5.000%, 09/01/30	12,541
4,625	Series B, Rev., 5.000%, 09/01/35	5,699
5,750	Series C, Rev., 5.000%, 09/01/24	7,020
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,307
3,800	Series A, Rev., 5.000%, 09/01/22	4,374

		60,751

	Total Kansas	67,219

	Kentucky — 1.0%
	Education — 0.2%
6,110	Oldham County, Kentucky School District Finance Corp., School Building, Rev., 5.000%, 06/01/27	7,632

	General Obligation — 0.0% (g)
135	Lexington-Fayette Urban County, Various Purpose, Series A, GO, 5.000%, 09/01/16	137

	Other Revenue — 0.1%
1,000	Jefferson County Capital Projects Corp., Series A, Rev., AGM, 4.250%, 06/01/22	1,034

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
115	Kentucky State Property & Buildings Commission, Rev., 5.375%, 11/01/23	126
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,650
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., NATL-RE, 5.000%, 08/01/21	1,174
1,175	Rev., NATL-RE, 5.000%, 08/01/22	1,407
	Kentucky State Property & Buildings Commission, Unrefunded Balance,
10	Rev., NATL-RE, 5.000%, 03/01/19	10
30	Rev., NATL-RE, 5.000%, 03/01/20	31

		5,432

	Prerefunded — 0.3%
2,160	Jefferson County School District Finance Corp., School Building, Series A, Rev., AGM, 4.500%, 07/01/16 (p)	2,167
1,500	Kentucky Asset/Liability Commission, University of Kentucky Project, Series A, Rev., AMBAC, 5.000%, 10/01/17 (p)	1,586
1,000	Series B, Rev., 5.000%, 10/01/17 (p)	1,057
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/17 (p)	3,064
	Kentucky State Property & Buildings Commission,
2,330	Rev., NATL-RE, 5.000%, 03/01/17 (p)	2,406
885	Rev., 5.375%, 11/01/18 (p)	979
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.000%, 11/01/18 (p)	1,648

		12,907

	Transportation — 0.1%
5,145	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects, Series A, Rev., 5.000%, 07/01/27	6,034

	Water & Sewer — 0.3%
	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System,
10,000	Rev., 5.000%, 11/22/16	10,204
1,500	Series A, Rev., AGC, 5.000%, 05/15/22	1,619
4,170	Louisville/Jefferson County Metro Government Board of Water Works, Series A, Rev., 5.000%, 11/15/19	4,740

		16,563

	Total Kentucky	48,705

	Louisiana — 1.2%
	General Obligation — 0.1%
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17	1,618
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,055
1,000	State of Louisiana, St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,073

		3,746

	Housing — 0.0% (g)
203	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	209
600	Louisiana Housing Finance Agency, Single Family Mortgage, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	636

		845

	Other Revenue — 0.3%
2,810	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Series A, Rev., AMBAC, 6.300%, 07/01/30	3,231
	Parish of East Baton Rouge, Road & Street Improvement Sales Tax,
4,270	Rev., AGC, 5.000%, 08/01/20	4,780
2,125	Rev., AGC, 5.000%, 08/01/21	2,379
3,490	Rev., AGC, 5.250%, 08/01/19	3,944

		14,334

	Prerefunded — 0.8%
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/17 (p)	1,845
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport System PFC Project, Series B, Rev., AMT, AGM, 5.625%, 01/01/19 (p)	1,417

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	17,214
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/17 (p)	1,043
18,000	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/20 (p)	17,150
2,000	Parish of East Baton Rouge, Road & Street Improvement Sales Tax, Rev., AGC, 5.000%, 08/01/19 (p)	2,250

		40,919

	Utility — 0.0% (g)
1,400	City of Alexandria, Utilities, Series A, Rev., 5.000%, 05/01/43	1,629

	Total Louisiana	61,473

	Maryland — 0.6%
	Education — 0.1%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,333

	General Obligation — 0.3%
2,400	Baltimore County, Consolidated Public Improvement, GO., 5.000%, 08/01/26	3,066
4,490	County of Montgomery, Series B, GO, 5.000%, 12/01/23	5,633
5,000	State of Maryland, State & Local Facilities Loan of 2010, First Series, Series B, GO, 5.000%, 03/01/21	5,750

		14,449

	Private Placement — 0.0% (g)
187	State of Maryland, Private Placement, Rev., 5.187%, 07/01/16	187

	Transportation — 0.2%
10,000	Maryland State Transportation Authority, Rev., GRAN, 5.000%, 03/01/18	10,331

	Total Maryland	30,300

	Massachusetts — 4.8%
	Education — 0.2%
	Massachusetts Health & Educational Facilities Authority, Institute Of Technology,
4,070	Series M, Rev., 5.250%, 07/01/25	5,345
2,100	Series M, Rev., 5.250%, 07/01/29	2,855

		8,200

	General Obligation — 3.4%
	Commonwealth of Massachusetts,
1,000	Series A, GO, 5.000%, 03/01/32	1,215
2,500	Series C, GO, 5.000%, 07/01/23	3,047
10,000	Series F, GO, 5.000%, 11/01/26	12,181
32,950	Series F, GO, 5.000%, 11/01/27	40,043
10,000	Commonwealth of Massachusetts, Consolidated Loan of 2004, Series B, GO, 5.250%, 08/01/23	12,629
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.000%, 11/01/25	6,428
11,890	Commonwealth of Massachusetts, Consolidated Loan of 2011, Series D, GO, 5.000%, 10/01/24	14,175
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2014, Series C, GO, 5.000%, 08/01/25	6,406
	Massachusetts State Construction,
2,250	Series A, GO, 5.000%, 03/01/31	2,741
6,750	Series A, GO, 5.000%, 03/01/34	8,143
11,080	Series D, GO, 4.000%, 09/01/29	12,727
8,575	Series D, GO, 4.000%, 09/01/30	9,799
12,450	Series D, GO, 5.000%, 09/01/26	15,806
15,000	Series D, GO, 5.000%, 09/01/28	18,792
1,000	The Commonwealth of Massachusetts, Series A, GO, 5.000%, 07/01/23	1,243

		165,375

	Other Revenue — 0.3%
	Massachusetts School Building Authority, Sales Tax,
10,000	Series B, Rev., 5.000%, 08/15/28	12,105
2,000	Series C, Rev., 5.000%, 08/15/26	2,538
1,020	Massachusetts State Development Finance Agency, Series B, Rev., 5.000%, 09/01/26	1,114

		15,757

	Prerefunded — 0.0% (g)
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series D, GO, 5.000%, 08/01/16 (p)	1,007
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.000%, 08/01/18 (p)	1,088
480	Massachusetts State Development Finance Agency, Series B, Rev., 5.000%, 09/01/18 (p)	525

		2,620

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.8%
	Massachusetts Bay Transition Authority,
1,255	Series A, Rev., 5.000%, 07/01/31	1,668
5,000	Series A-1, Rev., 5.250%, 07/01/33	6,919
	Massachusetts Bay Transportation Authority,
1,925	Series A, Rev., 5.000%, 07/01/21	2,291
2,250	Series A, Rev., 5.250%, 07/01/25	2,892
10,530	Series A, Rev., 5.250%, 07/01/27	13,770
5,000	Series A, Rev., 5.250%, 07/01/29	6,709
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	2,309
1,500	Massachusetts Port Authority, Series B, Rev., 5.000%, 07/01/21	1,775

		38,333

	Water & Sewer — 0.1%
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,945

	Total Massachusetts	234,230

	Michigan — 1.9%
	Education — 0.6%
	Regents of the University of Michigan,
9,000	Rev., 4.000%, 04/01/34	10,195
4,170	Rev., 4.000%, 04/01/35	4,705
3,375	Rev., 5.000%, 04/01/31	4,247
2,330	Rev., 5.000%, 04/01/32	2,920
2,190	Rev., 5.000%, 04/01/33	2,734
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/20	4,352

		29,153

	General Obligation — 0.4%
2,060	City of Jackson, Capital Appreciation, Downtown Development, Series 2001, GO, AGM, Zero Coupon, 06/01/18	1,996
1,005	City of Troy, Limited Tax, GO, 5.250%, 11/01/29	1,190
4,900	Counties of Oakland & Livingston, Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/23	5,696
2,000	County of Washtenaw, Ann Arbor Public School District, GO, Q-SBLF, 5.000%, 05/01/21	2,344
1,000	County of Washtenaw, Ypsilanti School District, GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,073
1,305	Grand Rapids Community College, GO, 5.000%, 05/01/23	1,536
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.250%, 05/01/25	1,465
4,300	State of Michigan, GO, 5.000%, 12/01/28	5,331

		20,631

	Hospital — 0.1%
1,000	Michigan Finance Authority, Trinity Health Group, Rev., 5.000%, 12/01/31	1,176
1,500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1, Rev., VAR, 2.000%, 05/30/18	1,526

		2,702

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Limited Obligation, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,469

	Other Revenue — 0.2%
465	City of Royal Oak Building Authority, County of Oakland, Rev., 3.000%, 09/01/16	468
125	Michigan Finance Authority, Drinking Water Revolving Fund, Rev., 5.000%, 10/01/16	127
1,000	Michigan Finance Authority, Unemployment Obligation Assessment, Series B, Rev., 5.000%, 07/01/21	1,085
2,185	Michigan State Trunk Line, Rev., 5.000%, 11/15/30	2,555
1,500	Michigan Strategic Fund, House of Representatives Facilities, Limited Obligation, Series A, Rev., AGC, 5.250%, 10/15/20	1,642
	State of Michigan, Trunk Line Fund,
1,150	Rev., 5.000%, 11/15/25	1,362
610	Rev., 5.000%, 11/15/26	721
1,035	Rev., 5.000%, 11/15/27	1,220

		9,180

	Prerefunded — 0.0% (g)
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/16 (p)	1,018

	Transportation — 0.0% (g)
2,000	Michigan State Comprehensive Transportation, Rev., AGM, 5.250%, 05/15/21	2,388

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.1%
	Lansing Board of Water & Light, Utility Systems,
1,000	Series A, Rev., 5.000%, 07/01/26	1,173
1,000	Series A, Rev., 5.500%, 07/01/41	1,181
1,445	State of Michigan, Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,559

		3,913

	Water & Sewer — 0.5%
1,000	City of Grand Rapids, County of Kent, Sewer System, Rev., 5.000%, 01/01/25	1,215
	City of Grand Rapids, Sanitary Sewer System,
400	Rev., 5.000%, 01/01/27	502
325	Rev., 5.000%, 01/01/28	404
350	Rev., 5.000%, 01/01/29	434
370	Rev., 5.000%, 01/01/30	457
585	Rev., 5.000%, 01/01/31	719
750	Rev., 5.000%, 01/01/32	918
1,400	Rev., 5.000%, 01/01/33	1,707
1,000	Rev., 5.000%, 01/01/34	1,215
5,935	Series A, Rev., BHAC-CR, AGM-CR FGIC, 5.500%, 01/01/22	6,738
1,670	City of Grand Rapids, Sanitation Sewer System, Rev., 5.000%, 01/01/23	2,033
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/24	5,798

		22,140

	Total Michigan	92,594

	Minnesota — 0.8%
	General Obligation — 0.8%
	Circle Pines Independent School District No. 12,
650	Series A, GO, Zero Coupon, 02/01/22	592
800	Series A, GO, Zero Coupon, 02/01/23	711
1,170	City of Marshall, Series B, GO, 5.000%, 02/01/23	1,432
1,060	Independent School District No. 720, Shakopee Public Schools, Minnesota, Series A, GO, 5.000%, 02/01/23	1,292
2,380	State of Minnesota, Independent School District No. 885, Wright County, Series A, GO, 4.000%, 02/01/18	2,505
	State of Minnesota, Various Purpose,
280	Series A, GO, 5.000%, 08/01/19	315
5,000	Series D, GO, 5.000%, 08/01/24	6,352
10,000	Series F, GO, 5.000%, 08/01/20	11,607
10,000	Series H, GO, 5.000%, 11/01/19	11,358

		36,164

	Hospital — 0.0% (g)
1,000	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VAR, 4.000%, 11/15/18	1,073

	Total Minnesota	37,237

	Mississippi — 0.7%
	Prerefunded — 0.7%
34,500	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	34,443

	Missouri — 3.0%
	General Obligation — 0.0% (g)
620	City of Kansas, Improvement & Refunding, Series A, GO, 5.000%, 02/01/23	727

	Housing — 0.0% (g)
130	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	138
355	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/27	377

		515

	Other Revenue — 0.1%
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,
3,645	Series B, Rev., 5.000%, 07/01/22	4,276
660	Series B, Rev., 5.000%, 07/01/24	772
175	Series B, Rev., 5.000%, 07/01/29	202
65	Series B, Rev., 5.000%, 07/01/30	75

		5,325

	Prerefunded — 0.3%
2,935	Missouri Highways & Transportation Commission, Second Lien, Rev., 5.250%, 05/01/17 (p)	3,058
8,795	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program, Series B, Rev., 5.000%, 01/01/21 (p)	10,303

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
10	Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series A, Rev., 5.000%, 01/01/20 (p)	11

		13,372

	Transportation — 1.4%
4,065	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/20	4,549
25,750	Missouri Highways & Transportation Commission, First Lien, Series A, Rev., 5.000%, 05/01/26	33,457
	Missouri Highways & Transportation Commission, Senior Lien,
7,985	Rev., 5.000%, 02/01/21	8,220
16,815	Series C, Rev., 5.000%, 02/01/22	20,307

		66,533

	Utility — 0.8%
	Missouri Joint Municipal Electric Utility Commission Power Project, Prairie State Project,
7,995	Series A, Rev., 4.000%, 12/01/32	8,871
8,450	Series A, Rev., 4.000%, 12/01/33	9,290
19,315	Series A, Rev., 5.000%, 12/01/34	23,111

		41,272

	Water & Sewer — 0.4%
	City of Kansas, Sanitary Sewer System,
3,140	Series A, Rev., 5.000%, 01/01/26	3,644
2,340	Series A, Rev., 5.000%, 01/01/28	2,889
	Metropolitan St. Louis Sewer District Wastewater System Improvement,
530	Series B, Rev., 5.000%, 05/01/31	656
1,900	Series B, Rev., 5.000%, 05/01/32	2,348
3,430	Series B, Rev., 5.000%, 05/01/33	4,222
2,000	Series B, Rev., 5.000%, 05/01/34	2,455
2,125	Series B, Rev., 5.000%, 05/01/35	2,599

		18,813

	Total Missouri	146,557

	Montana — 0.1%
	Prerefunded — 0.1%
	State of Montana, Department of Transportation, Highway 93 Advance Construction Project,
3,100	Rev., GAN, 5.000%, 06/01/18 (p)	3,356

	Nebraska — 0.0% (g)
	Water & Sewer — 0.0% (g)
1,820	City of Omaha, Sewer Revenue, Rev., 5.000%, 11/15/31	2,225

	Nevada — 0.0% (g)
	General Obligation — 0.0% (g)
705	Clark County School District, Series A, GO, 5.500%, 06/15/17	740

	Water & Sewer — 0.0% (g)
1,550	Truckee Meadows Water Authority, Rev., 5.000%, 07/01/31	1,928

	Total Nevada	2,668

	New Jersey — 1.6%
	Certificate of Participation/Lease — 0.1%
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,678
3,300	Series A, COP, 5.000%, 06/15/21	3,528

		6,206

	Education — 0.5%
	New Jersey EDA, School Facilities Construction,
1,500	Series NN, Rev., 5.000%, 03/01/23	1,647
6,500	Series XX, Rev., 5.000%, 06/15/19	7,002
9,500	Series XX, Rev., 5.000%, 06/15/21	10,440
5,000	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	5,250

		24,339

	General Obligation — 0.6%
10,400	Borough of Carteret, Middlesex County, GO, 2.000%, 02/03/17	10,482
5,000	Borough of Freehold, Monmouth County, Series A, GO, 2.000%, 12/02/16	5,027
6,686	Clinton Township, GO, 2.000%, 01/25/17	6,736
100	The Board of Education of the Township of Franklin, County of Somerset, GO, 5.000%, 08/15/17	105
4,400	Township of Howell, Monmouth County, Series A, GO, 1.500%, 10/21/16	4,413

		26,763

	Prerefunded — 0.0% (g)
50	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.750%, 06/15/16 (p)	50

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.3%
4,750	New Jersey State Turnpike Authority, Series E, Rev., 3.375%, 01/01/31	4,961
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36	5,393
	New Jersey Transportation Trust Fund Authority, Transportation System,
500	Series A, Rev., 5.000%, 06/15/42	534
5,000	Series B, Rev., AMBAC, 5.250%, 12/15/22	5,624

		16,512

	Water & Sewer — 0.1%
	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation,
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,341
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,488
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,556
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,750

		6,135

	Total New Jersey	80,005

	New Mexico — 0.5%
	Housing — 0.0% (g)
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
285	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	296
860	Series C-2, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	906
1,090	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	1,154

		2,356

	Other Revenue — 0.2%
	City of Santa Fe,
930	Rev., 5.000%, 06/01/28	1,138
1,150	Rev., 5.000%, 06/01/29	1,401
1,010	County of Bernalillo, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,301
	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund,
1,775	Series B, Rev., 5.000%, 06/01/20	1,912
1,645	Series B, Rev., 5.000%, 06/01/21	1,774
1,890	Series B, Rev., 5.000%, 06/01/26	2,030
2,050	Series B, Rev., 5.000%, 06/01/28	2,194

		11,750

	Transportation — 0.3%
10,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/20	11,564
1,500	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,743

		13,307

	Total New Mexico	27,413

	New York — 20.8%
	Education — 0.4%
7,825	New York State Dormitory Authority, City University System, Consolidated Fifth General Resolution, Series B, Rev., 5.000%, 07/01/18	8,511
2,000	New York State Dormitory Authority, School Districts Financing Program, Series B, Rev., 5.000%, 10/01/24	2,405
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	1,832
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,760
550	New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/30	651
	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities,
2,000	Series A, Rev., 5.000%, 05/15/25	2,405
2,000	Series A, Rev., 5.000%, 05/15/28	2,379

		20,943

	General Obligation — 1.8%
6,321	City of Auburn, Cayuga County, Series A, GO, 1.000%, 07/06/16	6,322
15,000	City Of Beacon, Dutchess County, New York, Series A, GO, 2.000%, 05/26/17	15,182
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.000%, 08/01/23	5,612
9,520	City of New York, Fiscal Year 2014, Series G, GO, 5.000%, 08/01/25	11,882
3,665	City of New York, Unrefunded Balance, Series F, GO, 6.000%, 01/15/21	3,761

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
100	Counties of Monroe, Orleans & Genesee, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	110
2,012	Lakeland Central School District, Westchester County, GO, 2.000%, 08/26/16	2,018
7,000	Maine-Endwell Centeral School District, Broome and Tioga Counties, GO, 1.500%, 07/22/16	7,008
	Owego Apalachin New York Central School District, Tioga County,
9,400	GO, 1.000%, 06/20/16	9,402
4,100	Series B, GO, 1.750%, 10/28/16	4,115
3,545	South Colonie New York Central School District, Albany and Schenectady counties, GO, 1.500%, 07/15/16	3,549
6,520	Town of Grand Island, Erie County, GO, BAN, 1.500%, 10/13/16	6,541
8,000	Town of Lancaster, Erie County, GO, 1.500%, 07/28/16	8,011
1,000	Town of Leray, Jefferson County, GO, 2.000%, 12/08/16	1,005
3,192	Town of Southampton, Suffolk County, GO, 2.000%, 02/23/17	3,220

		87,738

	Other Revenue — 7.0%
3,475	New York City Municipal Water Finance Authority, Building Aid, Series S-1, Rev., 5.000%, 07/15/33	4,257
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	10,298
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	7,188
2,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,240
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2011, Subseries S-1A, Rev., 5.000%, 07/15/19	3,366
3,500	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.000%, 07/15/40	4,127
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
1,230	Series B, Rev., 5.000%, 02/01/24	1,432
3,835	Series B, Rev., 5.000%, 02/01/26	4,455
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010,
5,000	Series B, Rev., 5.000%, 11/01/21	5,709
7,020	Series B, Rev., 5.000%, 11/01/22	8,015
3,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series E, Subseries E-1, Rev., 5.000%, 02/01/25	3,637
	New York Convention Center Development Corporation, Hotel Unit fee Secured,
4,610	Rev., 5.000%, 11/15/24	5,792
2,250	Rev., 5.000%, 11/15/25	2,863
	New York Local Government Assistance Corp., Senior Lien,
1,000	Series A, Rev., 5.000%, 04/01/20	1,078
10,000	Series B-C/D, Rev., 5.500%, 04/01/19	11,302
4,050	Series C, Rev., 5.000%, 04/01/17	4,201
	New York State Dormitory Authority,
750	Series B, Rev., 5.000%, 10/01/28	960
665	Series B, Rev., 5.000%, 10/01/29	847
1,000	Series B, Rev., 5.000%, 10/01/30	1,271
500	Series B, Rev., 5.000%, 10/01/31	632
5,920	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	6,632
	New York State Dormitory Authority, State Sales Tax,
26,300	Series A, Rev., 5.000%, 03/15/21	31,029
12,400	Series A, Rev., 5.000%, 03/15/25	15,670
5,500	Series A, Rev., 5.000%, 03/15/30	6,737
5,000	Series A, Rev., 5.000%, 03/15/31	6,093
22,225	Series A, Rev., 5.000%, 03/15/32	27,011
14,815	Series B, Rev., 5.000%, 03/15/27	18,847
7,420	Series B, Rev., 5.000%, 03/15/29	9,307
8,000	Series B, Rev., 5.000%, 03/15/30	9,985
31,675	Series B, Rev., 5.000%, 03/15/31	39,329
10,000	Series B, Rev., 5.000%, 03/15/33	12,322
13,080	Series B, Rev., 5.000%, 03/15/39	15,799
18,300	New York State Dormitory Authority, State Sales Tax, Group A, Series B, Rev., 5.000%, 03/15/34	22,462
	New York State Urban Development Corp., Service Contract,
5,000	Series B, Rev., 5.250%, 01/01/25	5,461
7,820	Series D, Rev., 5.500%, 01/01/19	8,728
	Sales Tax Asset Receivable Corp.,
2,500	Series A, Rev., 5.000%, 10/15/26	3,153

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
3,785	Series A, Rev., 5.000%, 10/15/29	4,719
12,500	Series A, Rev., 5.000%, 10/15/31	15,442
815	Sales Tax Asset Receivable Corp., Fiscal Year 2015, Series A, Rev., 5.000%, 10/15/25	1,034
255	State of New York, Tobacco Settlement Financing Corp., Series B, Rev., 5.000%, 06/01/21	256

		343,686

	Prerefunded — 0.6%
15	City of New York, Series J, Subseries J-1, GO, 5.000%, 06/01/16 (p)	15
100	New York City Transitional Finance Authority, Series B, Rev., 4.750%, 05/01/17 (p)	104
5,640	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/19 (p)	6,413
200	New York State Dormitory Authority, State Personal Income Tax, Prerefunded, Series D, Rev., 5.000%, 09/15/16 (p)	202
1,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing Program, Series B, Rev., 5.500%, 04/15/35 (p)	1,422
7,425	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 10/01/17 (p)	7,847
5,000	Port Authority of New York & New Jersey, Consolidated, 148th Series, Rev., AGM, 5.000%, 08/15/17 (p)	5,256
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	5,400

		26,659

	Special Tax — 4.1%
5,000	New York State Dormitory Authority, State Personal Income Tax, Education, Series A, Rev., 5.000%, 03/15/21	5,379
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
20,000	Series A, Rev., 5.000%, 02/15/27	24,717
7,000	Series A, Rev., 5.000%, 03/15/27	8,753
10,000	Series A, Rev., 5.000%, 02/15/28	12,272
20,000	Series A, Rev., 5.000%, 12/15/28	24,418
5,000	Series A, Rev., 5.000%, 02/15/29	6,112
4,900	Series A, Rev., 5.000%, 12/15/29	5,975
3,000	Series A, Rev., 5.000%, 02/15/43	3,521
9,000	Series B, Rev., 5.000%, 03/15/24	10,858
20,000	Series C, Rev., 5.000%, 03/15/33	24,019
	New York State Dormitory Authority, State Personal Income Tax, Unrefunded Balance,
1,425	Series A, Rev., 5.250%, 02/15/27	1,585
1,255	Series D, Rev., 5.000%, 03/15/17	1,272
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,340
	New York State Thruway Authority, State Personal Income Tax, Transportation,
2,050	Series A, Rev., 5.000%, 03/15/17	2,121
11,025	Series A, Rev., 5.000%, 03/15/26	12,758
17,000	Series A, Rev., 5.250%, 03/15/19	19,035
	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,066
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,666
2,250	Series A-1, Rev., 5.000%, 12/15/23	2,498
2,340	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 03/15/31	2,709
17,770	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Series A-2, Rev., NATL-RE, 5.500%, 03/15/21	21,323

		200,397

	Transportation — 3.8%
	Metropolitan Transportation Authority,
12,630	Series A, Rev., 5.500%, 07/01/17	13,292
20,000	Series A-2, Rev., 2.000%, 02/01/17	20,180
3,000	Subseries C-1, Rev., 5.000%, 11/15/35	3,625
6,000	Subseries C-1, Rev., 5.250%, 11/15/29	7,604
20,000	New York State Thruway Authority, Series A, Rev., 5.000%, 05/01/19	22,282

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
	New York Transportation Development Corp., Special Facilities Bonds,
1,750	Series A, Rev., AMT, 4.000%, 07/01/31	1,878
7,500	Series A, Rev., AMT, 4.000%, 07/01/32	8,035
2,500	Series A, Rev., AMT, 4.000%, 07/01/33	2,667
5,000	Series A, Rev., AMT, AGM, 4.000%, 07/01/36	5,360
11,500	Series A, Rev., AMT, AGM, 4.000%, 07/01/37	12,286
3,000	Series A, Rev., AMT, 5.000%, 07/01/30	3,517
2,500	Series A, Rev., AMT, 5.000%, 07/01/34	2,882
3,000	Port Authority of New York & New Jersey, Consolidated, 172nd Series, Rev., 5.000%, 10/01/22	3,561
	Port Authority of New York & New Jersey, Consolidated, 190th Series,
3,105	Rev., 5.000%, 05/01/31	3,550
5,000	Rev., 5.000%, 05/01/33	5,724
13,500	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	17,288
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,730	Series A, Rev., 5.000%, 01/01/26	30,841
10,000	Series A-2, Rev., 5.000%, 11/15/28	10,979
8,860	Series B, Rev., Zero Coupon, 11/15/32	5,529
2,500	Series B, Rev., 5.000%, 11/15/30	3,018

		184,098

	Utility — 1.7%
6,000	Long Island Power Authority, Electric System, Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/17	6,136
	Utility Debt Securitization Authority,
24,730	Rev., 5.000%, 12/15/27	31,448
9,150	Rev., 5.000%, 12/15/32	11,424
15,250	Rev., 5.000%, 12/15/36	18,758
5,000	Rev., 5.000%, 12/15/37	6,126
1,500	Series TE, Rev., 5.000%, 12/15/29	1,855
3,500	Series TE, Rev., 5.000%, 12/15/32	4,292
4,250	Series TE, Rev., 5.000%, 12/15/41	5,092

		85,131

	Water & Sewer — 1.4%
16,555	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	19,159
1,275	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series DD, Rev., 5.000%, 06/15/27	1,532
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series DD, Rev., 5.000%, 06/15/22	4,847
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	6,137
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution,
10,000	Series A, Rev., 4.000%, 06/15/28	11,336
5,635	Series A, Rev., 5.000%, 06/15/25	7,187
4,345	Series B, Rev., 5.000%, 06/15/27	5,164
7,280	Series D, Rev., 5.000%, 06/15/25	8,848
5,325	Series D, Rev., 5.000%, 06/15/27	6,417

		70,627

	Total New York	1,019,279

	North Carolina — 1.5%
	General Obligation — 0.9%
2,000	County of Union, Series A, GO, 5.000%, 03/01/21	2,359
	State of North Carolina,
22,100	Series A, GO, 5.000%, 03/01/17	22,830
15,000	Series B, GO, 5.000%, 06/01/19	16,824

		42,013

	Hospital — 0.0% (g)
1,365	North Carolina Medical Care Commission, Health System, Unrefunded Balance, Rev., 5.000%, 10/01/19	1,441

	Other Revenue — 0.3%
	City of Raleigh,
840	Rev., 5.000%, 02/01/23	1,028
495	Rev., 5.000%, 02/01/24	617
985	Rev., 5.000%, 02/01/27	1,250
925	Rev., 5.000%, 02/01/29	1,161
400	City of Wilmington, Series A, Rev., 5.000%, 06/01/28	486

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,880	County of Chatham, Rev., 5.000%, 11/01/26	2,340
	County of Wake, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	Rev., 5.000%, 06/01/18	5,575
3,500	Rev., 5.000%, 06/01/19	3,914

		16,371

	Prerefunded — 0.3%
3,000	Mecklenburg County Public Facilities Corp., Rev., 5.000%, 03/01/19 (p)	3,330
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/18 (p)	5,353
815	North Carolina Medical Care Commission, Health System, Unrefunded Balance, Rev., 5.000%, 10/01/17 (p)	861
5,000	State of North Carolina, Limited Annual Appropriation, Capital Improvement, Series A, Rev., 5.000%, 05/01/19 (p)	5,582

		15,126

	Total North Carolina	74,951

	Ohio — 1.3%
	Education — 0.1%
2,475	Ohio Higher Educational Facility, Unrefunded Balance, Rev., 5.000%, 11/01/19	2,624

	General Obligation — 0.0% (g)
500	City of Dublin, Various Purpose, GO, 5.000%, 12/01/25	649

	Hospital — 0.1%
	County of Hamilton, Hospital Facilities, UC Health,
750	Rev., 5.000%, 02/01/19	820
750	Rev., 5.000%, 02/01/20	841
	County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group,
1,200	Series A, Rev., 5.000%, 07/01/28	1,391
750	Series A, Rev., 5.750%, 07/01/28	909
1,400	Series A, Rev., 5.750%, 07/01/33	1,673

		5,634

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
	Ohio State Water Development Authority, Water Pollution Control Loan Fund,
3,360	Rev., 5.000%, 12/01/24	4,267
1,050	Series A, Rev., 5.000%, 06/01/22	1,274
2,815	Series A, Rev., 5.000%, 12/01/22	3,454
9,250	Series A, Rev., 5.000%, 06/01/24	11,654
4,135	Series A, Rev., 5.000%, 06/01/26	5,337

		25,986

	Other Revenue — 0.2%
	County of Cuyahoga, Sports Facilties Improvement Project,
835	Rev., 5.000%, 12/01/24	1,022
500	Rev., 5.000%, 12/01/25	607
1,000	Rev., 5.000%, 12/01/26	1,209
500	Rev., 5.000%, 12/01/27	602
115	Franklin County Convention Facilities Authority, Unrefunded Balance, Rev., 5.000%, 12/01/21	122
	State of Ohio, Building Authority, State Facilities, Adult Correctional Building Fund Projects,
2,510	Series B, Rev., 5.000%, 10/01/23	2,851
2,000	Series B, Rev., 5.000%, 10/01/24	2,266
1,495	State of Ohio, Capital Facilities Lease, Adult Correctional Building Fund Projects, Series B, Rev., 5.000%, 10/01/29	1,802

		10,481

	Prerefunded — 0.2%
7,235	City of Columbus, Various Purpose, Series A, GO, 5.000%, 12/15/16 (p)	7,408
885	Franklin County Convention Facilities Authority, Rev., 5.000%, 12/01/17 (p)	942
820	Ohio Higher Educational Facility, Rev., 5.000%, 11/01/17 (p)	869

		9,219

	Transportation — 0.0% (g)
2,000	State of Ohio, Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,270

	Water & Sewer — 0.2%
4,210	County of Hamilton, Sewer System Improvement, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.000%, 12/01/21	4,888
2,030	County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.000%, 12/01/29	2,495
	Northeast Ohio Regional Sewer District, Wastewater Improvement,
200	Rev., 4.000%, 11/15/49	214
1,500	Rev., 5.000%, 11/15/26	1,867

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
250	Ohio State Water Development Authority, Drinking Water Assistance Fund, Series C, Rev., 5.000%, 12/01/16	256

		9,720

	Total Ohio	66,583

	Oklahoma — 0.4%
	Education — 0.2%
1,110	Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project, Rev., 5.000%, 09/01/21	1,293
7,345	Tulsa County Industrial Authority, Educational Facilities Lease, Jenks Public Schools Project, Rev., 5.500%, 09/01/17	7,766

		9,059

	Housing — 0.0% (g)
175	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	186

	Transportation — 0.2%
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
4,000	Series A, Rev., 5.000%, 01/01/23	4,687
5,000	Series A, Rev., 5.000%, 01/01/25	5,833

		10,520

	Total Oklahoma	19,765

	Oregon — 0.4%
	General Obligation — 0.1%
	Reynolds School District No. 7, Multnomah County,
1,795	Series A, GO, 5.000%, 06/15/21	2,125
2,230	Series A, GO, 5.000%, 06/15/22	2,703
1,125	State of Oregon, Beaverton School District 48J, Counties of Washington & Multnomah, GO, 5.000%, 06/15/21	1,333

		6,161

	Prerefunded — 0.1%
	Oregon State Department of Administrative Services,
3,885	Series A, COP, 5.000%, 05/01/19 (p)	4,334

	Water & Sewer — 0.2%
5,350	City of Portland, Sewer System, First Lien, Series A, Rev., 5.000%, 06/01/26	6,782
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/26	2,742

		9,524

	Total Oregon	20,019

	Pennsylvania — 0.7%
	Education — 0.0% (g)
100	Pennsylvania State University Bonds, Rev., 5.250%, 08/15/16	101

	General Obligation — 0.3%
	County of Allegheny, West Mifflin Area School District,
2,065	GO, AGM, 5.000%, 04/01/25	2,251
2,000	GO, AGM, 5.000%, 04/01/26	2,178
2,000	GO, AGM, 5.375%, 04/01/27	2,194
500	GO, AGM, 5.500%, 04/01/24	551
	County of Bucks,
500	GO, 5.000%, 05/01/24	628
150	GO, 5.000%, 05/01/25	191
310	GO, 5.000%, 05/01/26	400
325	GO, 5.000%, 05/01/27	415
3,120	Octorara Area School District, Series B, GO, AGM, 4.000%, 06/01/20	3,401

		12,209

	Hospital — 0.1%
5,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/16	5,055

	Prerefunded — 0.3%
1,000	County of York, Red Lion Area School District, GO, AGM, 5.000%, 05/01/18 (p)	1,080
	Pennsylvania Higher Educational Facilities Authority,
5,000	Series A, Rev., 5.000%, 09/01/19 (p)	5,643
5,000	Series AE, Rev., NATL-RE, 5.000%, 06/15/16 (p)	5,009
	State Public School Building Authority, Delaware County Community College Project,
3,465	Rev., AGM, 5.000%, 04/01/18 (p)	3,728

		15,460

	Total Pennsylvania	32,825

	Puerto Rico — 0.3%
	Prerefunded — 0.3%
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	13,411

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Rhode Island — 0.1%
	General Obligation — 0.0% (g)
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/25	1,232

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,750	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Pooled Loan, Series A, Rev., 5.000%, 10/01/23	2,130

	Total Rhode Island	3,362

	South Carolina — 1.6%
	Education — 0.1%
	Berkeley County School District, Special Obligation,
1,000	Rev., 5.000%, 12/01/22	1,184
1,505	Rev., 5.000%, 12/01/23	1,807

		2,991

	General Obligation — 1.0%
665	Darlington County School District, GO, SCSDE, 5.000%, 03/01/17	687
1,250	Horry County School District, Series A, GO, SCSDE, 5.000%, 03/01/23	1,540
250	School District No. 1 of Spartanburg County, Series D, GO, SCSDE, 4.000%, 03/01/17	256
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19	11,216
	York County School District No. 1,
3,620	GO, SCSDE, 5.000%, 03/01/20	4,143
3,790	GO, SCSDE, 5.000%, 03/01/21	4,453
4,260	GO, SCSDE, 5.000%, 03/01/22	5,126
4,985	GO, SCSDE, 5.000%, 03/01/23	6,122
5,960	GO, SCSDE, 5.000%, 03/01/26	7,651
6,270	GO, SCSDE, 5.000%, 03/01/27	8,015

		49,209

	Housing — 0.0% (g)
425	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA COLL, 5.000%, 01/01/28	450

	Prerefunded — 0.3%
4,000	Scago Educational Facilities Corp., Pickens School District Project, Rev., AGM, 5.000%, 12/01/16 (p)	4,087
10,415	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/19 (p)	11,643

		15,730

	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, 6.750%, 01/01/20	9,630

	Total South Carolina	78,010

	Tennessee — 0.4%
	General Obligation — 0.4%
4,000	City of Memphis, General Improvement, Series D, GO, 5.000%, 07/01/23	4,601
7,330	County of Montgomery, GO, 5.000%, 04/01/22	8,856
5,500	Metropolitan Government of Nashville & Davidson, Public Improvement, Series C, GO, 5.000%, 07/01/30	6,802

		20,259

	Utility — 0.0% (g)
925	City of Lawrenceburg, Electric System, Rev., NATL-RE, 6.625%, 07/01/18	970
1,000	Tennessee Energy Acquisition Corp., Gas Project, Series C, Rev., 5.000%, 02/01/17	1,027

		1,997

	Total Tennessee	22,256

	Texas — 5.7%
	Education — 0.4%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,417
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,500
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,605
2,690	Series A, Rev., 5.000%, 02/15/18	2,774
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center,
550	Rev., 5.000%, 09/01/19	611
750	Rev., 5.000%, 09/01/20	853
2,015	Texas A&M University, Permanent University Fund, Series A, Rev., 5.250%, 07/01/28	2,579
2,030	University of Texas System, Board of Regents, Financing System, Green Bonds, Series B, Rev., 5.000%, 08/15/26	2,634

		20,973

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 1.7%
2,795	City of Beaumont, Series 2011, GO, 5.000%, 03/01/24	3,159
6,000	City of Dallas, GO, 5.000%, 02/15/23	7,349
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	5,030
	City of Houston, Public Improvement,
2,700	Series A, GO, 5.000%, 03/01/28	3,285
2,600	Series A, GO, 5.000%, 03/01/29	3,150
2,765	City of Lubbock, GO, 5.000%, 02/15/26	3,408
4,290	Counties of Collin & Denton, City of Frisco, Improvement, GO, 5.000%, 02/15/23	5,037
5,140	Counties of Harris & Fort Bend, Houston Community College System, Limited Tax, GO, 5.000%, 02/15/25	5,984
8,120	Counties of Travis, Williamson & Hays, City of Austin, Public Improvement, GO, 5.000%, 09/01/22	9,892
2,250	County of Collin, Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,580
5,000	County of Harris, Road, Series A, GO, 5.000%, 10/01/22	5,817
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,853
	State of Texas, Mobility Fund & Refunding Bonds,
3,500	Series A, GO, 5.000%, 10/01/22	4,272
11,250	Series A, GO, 5.000%, 10/01/25	14,250
	State of Texas, Public Finance Authority,
4,000	Series A, GO, 5.000%, 10/01/17	4,230
3,475	Series A, GO, 5.000%, 10/01/18	3,813

		85,109

	Prerefunded — 1.3%
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Series A, Rev., Zero Coupon, 09/01/16 (p)	5,991
	City of Houston, Combined Utility System, First Lien,
1,520	Series A, Rev., AGM, 5.000%, 11/15/17 (p)	1,614
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,727
	Counties of Williamson & Travis, City of Cedar Park,
1,055	GO, AGM, 4.250%, 02/15/17 (p)	1,082
1,175	GO, AGM, 4.500%, 02/15/17 (p)	1,207
1,055	GO, AGM, 4.700%, 02/15/17 (p)	1,086
	County of El Paso,
6,765	GO, 5.000%, 02/15/17 (p)	6,975
2,000	County of Fort Bend, GO, 5.000%, 03/01/18 (p)	2,147
	County of Harris, Pasadena Independent School District, School Building,
4,080	GO, PSF-GTD, 4.750%, 02/15/17 (p)	4,199
1,700	County of Tarrant, Eagle Mountain - Saginaw Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 5.000%, 08/15/17 (p)	1,789
	Dallas Area Rapid Transit, Senior Lien,
4,180	Rev., AMBAC, 5.000%, 12/01/16 (p)	4,273
6,195	Rev., 5.000%, 12/01/18 (p)	6,826
	Lewisville Independent School District, School Building,
4,000	GO, 5.000%, 02/15/19 (p)	4,437
335	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/18 (p)	366
2,195	Longview Independent School District, School Building, Unrefunded Balance, GO, PSF-GTD, 5.000%, 08/15/18 (p)	2,395
2,000	State of Texas, Public Finance Authority, Series A, GO, 5.000%, 10/01/19 (p)	2,264
	University of Texas,
14,000	Series A, Rev., 5.250%, 08/15/18 (p)	15,354

		65,732

	Transportation — 1.5%
	Dallas Area Rapid Transit, Senior Lien,
6,825	Series A, Rev., 5.000%, 12/01/17	7,257
8,950	Series A, Rev., 5.000%, 12/01/18	9,854
5,000	Series A, Rev., 5.000%, 12/01/21	5,594
2,500	Series A, Rev., 5.000%, 12/01/26	3,172
3,000	Series A, Rev., 5.000%, 12/01/28	3,764
1,500	Series A, Rev., 5.000%, 12/01/29	1,873
2,500	Series A, Rev., 5.000%, 12/01/30	3,112
4,250	Series A, Rev., 5.000%, 12/01/36	5,180
	Dallas-Fort Worth International Airport,
1,000	Series A, Rev., 5.000%, 11/01/22	1,019
4,000	Series B, Rev., 5.000%, 11/01/35	4,575
7,000	Series E, Rev., AMT, 5.000%, 11/01/30	7,555
5,000	Series F, Rev., 5.000%, 11/01/24	6,142
3,000	North Texas Tollway Authority System, First Tier, Series A, Rev., 5.000%, 01/01/27	3,623

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,193
3,000	Series A, Rev., 5.500%, 09/01/41	3,546
3,000	Series A, Rev., 6.000%, 09/01/41	3,635

		71,094

	Utility — 0.4%
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,274
	City of Houston, Combined Utility System, First Lien,
240	Series A, Rev., AGM, 5.000%, 11/15/19	255
240	Series A, Rev., AGM, 5.000%, 11/15/20	255
6,000	City of San Antonio, Electric and Gas System, Rev., 5.000%, 02/01/26	7,693
	City of Victoria, Utility System,
300	Rev., 5.000%, 12/01/27	362
305	Rev., 5.000%, 12/01/28	366
360	Rev., 5.000%, 12/01/29	431
270	Rev., 5.000%, 12/01/30	322
430	Rev., 5.000%, 12/01/31	511
540	Rev., 5.000%, 12/01/32	640
500	Rev., 5.000%, 12/01/34	589
	Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project,
4,490	Series A, Rev., NATL-RE, 5.000%, 05/15/24	4,508
3,800	Series A, Rev., 5.000%, 05/15/28	4,361

		21,567

	Water & Sewer — 0.4%
2,695	City of Austin, Water & Wastewater System, Rev., 5.000%, 11/15/21	3,212
	Coastal Water Authority, City of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,663
5,115	Rev., 5.000%, 12/15/25	5,908
1,765	County of El Paso, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	2,008
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/25	2,470

		17,261

	Total Texas	281,736

	Utah — 0.6%
	Education — 0.2%
	Regents of the University of Utah,
290	Series A, Rev., 5.000%, 08/01/23	358
500	Series A, Rev., 5.000%, 08/01/24	628
	University of Utah,
730	Series A, Rev., 5.000%, 08/01/22	885
935	Series A, Rev., 5.000%, 08/01/25	1,192
1,300	Series A, Rev., 5.000%, 08/01/26	1,641
2,500	Series A, Rev., 5.000%, 08/01/27	3,136

		7,840

	General Obligation — 0.2%
1,590	Board of Education of Sevier County School District, GO, 5.000%, 06/01/24	1,958
	Central Utah Water Conservancy District, Limited Tax,
1,000	Series B, GO, 5.250%, 04/01/22	1,195
3,950	Series C, GO, 5.000%, 04/01/20	4,519

		7,672

	Prerefunded — 0.2%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/19 (p)	10,570

	Transportation — 0.0% (g)
1,000	County of Salt Lake, Transportation Tax, Series A, Rev., 5.000%, 08/15/18	1,092

	Water & Sewer — 0.0% (g)
2,000	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/29	2,395

	Total Utah	29,569

	Virginia — 2.1%
	Education — 0.1%
495	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A, Rev., 5.000%, 09/01/16	501
5,045	Virginia College Building Authority, Educational Facilities, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	6,244

		6,745

	General Obligation — 1.0%
5,000	City of Hampton, Public Improvement, Series B, GO, 5.000%, 09/01/26	6,495
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,169

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	11,265
3,575	County of Chesterfield, Public Improvement, Series A, GO, 5.000%, 01/01/18	3,815
	Fairfax County, Public Improvement,
13,165	Series A, GO, 4.000%, 10/01/28	15,534
7,810	Series A, GO, 5.000%, 10/01/33	9,820

		48,098

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
2,000	Chesterfield County EDA, Pollution Control, Virginia Electric & Power Co. Project, Series A, Rev., 5.000%, 05/01/23	2,227
	Virginia Beach Development Authority, Public Facility,
1,925	Series A, Rev., 5.000%, 03/01/25	2,427
5,110	Series B, Rev., 5.000%, 07/15/24	6,389
2,635	Series B, Rev., 5.000%, 07/15/25	3,342

		14,385

	Prerefunded — 0.1%
3,080	County of Fairfax, Sewer, Rev., 5.000%, 07/15/19 (p)	3,466
5	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A, Rev., 5.000%, 09/01/16 (p)	5

		3,471

	Transportation — 0.1%
	Northern Virginia Transportation Authority,
500	Rev., 5.000%, 06/01/23	617
400	Rev., 5.000%, 06/01/24	503
2,035	Rev., 5.000%, 06/01/33	2,456
2,285	Rev., 5.000%, 06/01/34	2,748

		6,324

	Water & Sewer — 0.5%
3,500	Fairfax County Water Authority, Water, Subseries B, Rev., 5.250%, 04/01/25	4,553
	Virginia Resources Authority, Clean Water State Revolving Fund,
7,390	Rev., 5.500%, 10/01/22	9,284
8,690	Series B, Rev., 5.000%, 10/01/21	10,403

		24,240

	Total Virginia	103,263

	Washington — 2.0%
	General Obligation — 0.9%
1,050	City of Seattle, Limited Tax, Improvement & Refunding, GO, 5.000%, 09/01/21	1,247
750	Issaquah School District No. 411 King County, Washington Unlimited Tax, GO, 2.000%, 12/01/16	755
5,000	State of Washington, Motor Vehicle Fuel Tax, Series R-2015H, GO, 5.000%, 07/01/30	6,116
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	11,196
1,250	Series B & AT-7, GO, 6.400%, 06/01/17	1,282
7,010	Series R-2011A, GO, 5.000%, 01/01/22	8,218
7,260	Series R-2011B, GO, 5.000%, 07/01/23	8,383
4,465	Series R-2015A, GO, 4.000%, 07/01/26	5,159

		42,356

	Hospital — 0.1%
	Washington Health Care Facilities Authority, Providence Health & Services,
2,000	Series B, Rev., VAR, 4.000%, 10/01/21	2,250
2,500	Series B, Rev., VAR, 5.000%, 10/01/21	2,943

		5,193

	Other Revenue — 0.0% (g)
500	Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.000%, 02/01/20	571

	Prerefunded — 0.2%
1,300	County of King, Sewer, Rev., AGM, 5.000%, 07/01/17 (p)	1,361
5,015	State of Washington, Various Purpose, Series C, GO, 5.000%, 02/01/19 (p)	5,555
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/18 (p)	3,781

		10,697

	Transportation — 0.1%
	Port of Seattle, Intermediate Lien,
4,000	Series B, Rev., 5.000%, 03/01/32	4,774
1,000	Series B, Rev., 5.000%, 03/01/34	1,185

		5,959

	Utility — 0.5%
5,000	City of Seattle, Municipal Light & Power Improvement, Series B, Rev., 5.000%, 02/01/24	5,685

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
21,835	County of Chelan, Public Utility District No. 1, Hydro-Electric System, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	19,129

		24,814

	Water & Sewer — 0.2%
	County of King, Sewer,
1,825	Series A, Rev., 5.000%, 01/01/22	2,190
1,150	Series A, Rev., 5.000%, 01/01/23	1,409
2,495	Series A, Rev., 5.000%, 07/01/27	3,156

		6,755

	Total Washington	96,345

	West Virginia — 0.5%
	Education — 0.1%
	West Virginia School Building Authority, Capital Improvement,
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,095
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,092
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	993
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	976

		6,156

	General Obligation — 0.0% (g)
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	1,986

	Prerefunded — 0.3%
12,400	County of Kanawha Putnam, Single Family Mortgage, Series A, Rev., AMBAC, Zero Coupon, 12/01/16 (p)	12,364
320	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Series A, Rev., 6.500%, 09/01/16 (p)	324

		12,688

	Water & Sewer — 0.1%
1,125	West Virginia Water Development Authority, Loan Program II, Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	1,129
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,426

		2,555

	Total West Virginia	23,385

	Wisconsin — 0.9%
	Education — 0.1%
3,750	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement, Series D, Rev., 5.950%, 05/01/19	3,921

	General Obligation — 0.5%
5,000	State of Wisconsin, Series 4, GO, 5.000%, 05/01/27	6,262
15,680	State of Wisconsin, Unrefunded Balance, Series A, GO, 5.000%, 05/01/23	18,410

		24,672

	Prerefunded — 0.3%
13,190	State of Wisconsin, Series A, GO, 5.250%, 05/01/21 (p)	15,684
370	State of Wisconsin, Prerefunded, Series A, GO, 5.000%, 05/01/21 (p)	436

		16,120

	Total Wisconsin	44,713

	Total Municipal Bonds (Cost $4,272,720)	4,552,516

Quarterly Demand Note — 0.1%
	Pennsylvania — 0.1%
	Hospital — 0.1%
5,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., VAR, 1.231%, 09/01/16 (Cost $5,000)	4,871

SHARES
Short-Term Investment — 6.6%
	Investment Company — 6.6%
323,987	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (Cost $323,987)	323,987

	Total Investments — 99.5% (Cost $4,601,707)	4,881,374
	Other Assets in Excess of Liabilities — 0.5%	24,350

	NET ASSETS — 100.0%	$4,905,724

Percentages indicated are based on net assets.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	—	Connecticut Higher Education Supplemental Loan Authority
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GRAN	—	Grant Revenue Anticipation Notes
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TCRS	—	Transferable Custodial Receipts
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2016.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$280,117
Aggregate gross unrealized depreciation	(450)

Net unrealized appreciation/depreciation	$279,667

Federal income tax cost of investments	$4,601,707

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$7,422	$—	$7,422
Other Revenue	—	11,255	—	11,255
Prerefunded	—	4,268	—	4,268

Total Alabama	—	22,945	—	22,945

Alaska
Industrial Development Revenue/Pollution Control Revenue	—	10,394	—	10,394
Other Revenue	—	14,201	—	14,201
Prerefunded	—	3,055	—	3,055

Total Alaska	—	27,650	—	27,650

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Arizona
Certificate of Participation/Lease	$—	$23,038	$—	$23,038
Education	—	4,104	—	4,104
General Obligation	—	9,419	—	9,419
Hospital	—	9,118	—	9,118
Industrial Development Revenue/Pollution Control Revenue	—	1,020	—	1,020
Other Revenue	—	2,545	—	2,545
Prerefunded	—	17,293	—	17,293
Transportation	—	6,391	—	6,391
Utility	—	14,892	—	14,892
Water & Sewer	—	13,478	—	13,478

Total Arizona	—	101,298	—	101,298

California
Certificate of Participation/Lease	—	12,511	—	12,511
Education	—	104,866	—	104,866
General Obligation	—	391,059	—	391,059
Hospital	—	24,572	—	24,572
Other Revenue	—	109,849	—	109,849
Prerefunded	—	86,026	—	86,026
Transportation	—	19,720	—	19,720
Utility	—	45,022	—	45,022
Water & Sewer	—	63,322	—	63,322

Total California	—	856,947	—	856,947

Colorado
Certificate of Participation/Lease	—	1,932	—	1,932
General Obligation	—	40,951	—	40,951
Hospital	—	5,462	—	5,462
Other Revenue	—	103	—	103
Prerefunded	—	93,899	—	93,899

Total Colorado	—	142,347	—	142,347

Connecticut
Education	—	6,347	—	6,347
General Obligation	—	44,687	—	44,687
Industrial Development Revenue/Pollution Control Revenue	—	1,539	—	1,539
Other Revenue	—	2,694	—	2,694
Transportation	—	8,689	—	8,689

Total Connecticut	—	63,956	—	63,956

Delaware
General Obligation	—	11,617	—	11,617
Prerefunded	—	3,819	—	3,819
Transportation	—	17,916	—	17,916

Total Delaware		33,352	—	33,352

District of Columbia
Other Revenue	—	5,930	—	5,930
Water & Sewer	—	7,909	—	7,909

Total District of Columbia	—	13,839	—	13,839

Florida
Certificate of Participation/Lease	—	472	—	472
Education	—	1,069	—	1,069
General Obligation	—	38,233	—	38,233

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hospital	$—	$2,697	$—	$2,697
Housing	—	1,958	—	1,958
Other Revenue	—	53,622	—	53,622
Prerefunded	—	9,782	—	9,782
Utility	—	7,483	—	7,483
Water & Sewer	—	596	—	596

Total Florida	—	115,912	—	115,912

Georgia
Education	—	2,355	—	2,355
General Obligation	—	17,707	—	17,707
Industrial Development Revenue/Pollution Control Revenue	—	4,028	—	4,028
Prerefunded	—	6,001	—	6,001
Transportation	—	19,945	—	19,945
Utility	—	6,315	—	6,315
Water & Sewer	—	65,724	—	65,724

Total Georgia	—	122,075	—	122,075

Hawaii
General Obligation	—	24,491	—	24,491
Prerefunded	—	1,200	—	1,200
Transportation	—	15,478	—	15,478

Total Hawaii	—	41,169	—	41,169

Idaho
Prerefunded	—	13,528	—	13,528
Transportation	—	9,092	—	9,092

Total Idaho	—	22,620	—	22,620

Illinois
General Obligation	—	26,562	—	26,562
Other Revenue	—	9,590	—	9,590
Prerefunded	—	43,911	—	43,911
Transportation	—	3,627	—	3,627
Utility	—	13,943	—	13,943
Water & Sewer	—	6,289	—	6,289

Total Illinois	—	103,922	—	103,922

Indiana
Education	—	6,421	—	6,421
Other Revenue	—	42,021	—	42,021
Transportation	—	3,078	—	3,078
Utility	—	2,344	—	2,344
Water & Sewer	—	2,012	—	2,012

Total Indiana	—	55,876	—	55,876

Iowa
General Obligation	—	8,612	—	8,612
Other Revenue	—	22,099	—	22,099

Total Iowa	—	30,711	—	30,711

Kansas
General Obligation	—	2,077	—	2,077
Other Revenue	—	4,391	—	4,391
Transportation	—	60,751	—	60,751

Total Kansas	—	67,219	—	67,219

Kentucky
Education	—	7,632	—	7,632
General Obligation	—	137	—	137
Other Revenue	—	5,432	—	5,432
Prerefunded	—	12,907	—	12,907
Transportation	—	6,034	—	6,034
Water & Sewer	—	16,563	—	16,563

Total Kentucky	—	48,705	—	48,705

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Louisiana
General Obligation	$—	$3,746	$—	$3,746
Housing	—	845	—	845
Other Revenue	—	14,334	—	14,334
Prerefunded	—	40,919	—	40,919
Utility	—	1,629	—	1,629

Total Louisiana	—	61,473	—	61,473

Maryland
Education	—	5,333	—	5,333
General Obligation	—	14,449	—	14,449
Private Placement	—	—	187	187
Transportation	—	10,331	—	10,331

Total Maryland	—	30,113	187	30,300

Massachusetts
Education	—	8,200	—	8,200
General Obligation	—	165,375	—	165,375
Other Revenue	—	15,757	—	15,757
Prerefunded	—	2,620	—	2,620
Transportation	—	38,333	—	38,333
Water & Sewer	—	3,945	—	3,945

Total Massachusetts	—	234,230	—	234,230

Michigan
Education	—	29,153	—	29,153
General Obligation	—	20,631	—	20,631
Hospital	—	2,702	—	2,702
Industrial Development Revenue/Pollution Control Revenue	—	1,469	—	1,469
Other Revenue	—	9,180	—	9,180
Prerefunded	—	1,018	—	1,018
Transportation	—	2,388	—	2,388
Utility	—	3,913	—	3,913
Water & Sewer	—	22,140	—	22,140

Total Michigan	—	92,594	—	92,594

Minnesota
General Obligation	—	36,164	—	36,164
Hospital	—	1,073	—	1,073

Total Minnesota	—	37,237	—	37,237

Mississippi
Prerefunded	—	34,443	—	34,443
Missouri
General Obligation	—	727	—	727
Housing	—	515	—	515
Other Revenue	—	5,325	—	5,325
Prerefunded	—	13,372	—	13,372
Transportation	—	66,533	—	66,533
Utility	—	41,272	—	41,272
Water & Sewer	—	18,813	—	18,813

Total Missouri	—	146,557	—	146,557

Montana
Prerefunded	—	3,356	—	3,356
Nebraska
Water & Sewer	—	2,225	—	2,225
Nevada
General Obligation	—	740	—	740
Water & Sewer	—	1,928	—	1,928

Total Nevada	—	2,668	—	2,668

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Jersey
Certificate of Participation/Lease	$—	$6,206	$—	$6,206
Education	—	24,339	—	24,339
General Obligation	—	26,763	—	26,763
Prerefunded	—	50	—	50
Transportation	—	16,512	—	16,512
Water & Sewer	—	6,135	—	6,135

Total New Jersey	—	80,005	—	80,005

New Mexico
Housing	—	2,356	—	2,356
Other Revenue	—	11,750	—	11,750
Transportation	—	13,307	—	13,307

Total New Mexico	—	27,413	—	27,413

New York
Education	—	20,943	—	20,943
General Obligation	—	87,738	—	87,738
Other Revenue	—	343,686	—	343,686
Prerefunded	—	26,659	—	26,659
Special Tax	—	200,397	—	200,397
Transportation	—	184,098	—	184,098
Utility	—	85,131	—	85,131
Water & Sewer	—	70,627	—	70,627

Total New York	—	1,019,279	—	1,019,279

North Carolina
General Obligation	—	42,013	—	42,013
Hospital	—	1,441	—	1,441
Other Revenue	—	16,371	—	16,371
Prerefunded	—	15,126	—	15,126

Total North Carolina	—	74,951	—	74,951

Ohio
Education	—	2,624	—	2,624
General Obligation	—	649	—	649
Hospital	—	5,634	—	5,634
Industrial Development Revenue/Pollution Control Revenue	—	25,986	—	25,986
Other Revenue	—	10,481	—	10,481
Prerefunded	—	9,219	—	9,219
Transportation	—	2,270	—	2,270
Water & Sewer	—	9,720	—	9,720

Total Ohio	—	66,583	—	66,583

Oklahoma
Education	—	9,059	—	9,059
Housing	—	186	—	186
Transportation	—	10,520	—	10,520

Total Oklahoma	—	19,765	—	19,765

Oregon
General Obligation	—	6,161	—	6,161
Prerefunded	—	4,334	—	4,334
Water & Sewer	—	9,524	—	9,524

Total Oregon	—	20,019	—	20,019

Pennsylvania
Education	—	101	—	101
General Obligation	—	12,209	—	12,209
Hospital	—	5,055	—	5,055
Prerefunded	—	15,460	—	15,460

Total Pennsylvania	—	32,825	—	32,825

Puerto Rico
Prerefunded	—	13,411	—	13,411

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Rhode Island
General Obligation	$—	$1,232	$—	$1,232
Industrial Development Revenue/Pollution Control Revenue	—	2,130	—	2,130

Total Rhode Island	—	3,362	—	3,362

South Carolina
Education	—	2,991	—	2,991
General Obligation	—	49,209	—	49,209
Housing	—	450	—	450
Prerefunded	—	15,730	—	15,730
Utility	—	9,630	—	9,630

Total South Carolina	—	78,010	—	78,010

Tennessee
General Obligation	—	20,259	—	20,259
Utility	—	1,997	—	1,997

Total Tennessee	—	22,256	—	22,256

Texas
Education	—	20,973	—	20,973
General Obligation	—	85,109	—	85,109
Prerefunded	—	65,732	—	65,732
Transportation	—	71,094	—	71,094
Utility	—	21,567	—	21,567
Water & Sewer	—	17,261	—	17,261

Total Texas	—	281,736	—	281,736

Utah
Education	—	7,840	—	7,840
General Obligation	—	7,672	—	7,672
Prerefunded	—	10,570	—	10,570
Transportation	—	1,092	—	1,092
Water & Sewer	—	2,395	—	2,395

Total Utah	—	29,569	—	29,569

Virginia
Education	—	6,745	—	6,745
General Obligation	—	48,098	—	48,098
Industrial Development Revenue/Pollution Control Revenue	—	14,385	—	14,385
Prerefunded	—	3,471	—	3,471
Transportation	—	6,324	—	6,324
Water & Sewer	—	24,240	—	24,240

Total Virginia	—	103,263	—	103,263

Washington
General Obligation	—	42,356	—	42,356
Hospital	—	5,193	—	5,193
Other Revenue	—	571	—	571
Prerefunded	—	10,697	—	10,697
Transportation	—	5,959	—	5,959
Utility	—	24,814	—	24,814
Water & Sewer	—	6,755	—	6,755

Total Washington	—	96,345	—	96,345

West Virginia
Education	—	6,156	—	6,156
General Obligation	—	1,986	—	1,986
Prerefunded	—	12,688	—	12,688
Water & Sewer	—	2,555	—	2,555

Total West Virginia	—	23,385	—	23,385

Wisconsin
Education	—	—	3,921	3,921

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
General Obligation	$—	$24,672	$—	$24,672
Prerefunded	—	16,120	—	16,120

Total Wisconsin	—	40,792	3,921	44,713

Total Municipal Bonds		4,548,408	4,108	4,552,516

Quarterly Demand Note
Pennsylvania
Hospital	—	4,871	—	4,871

Short-Term Investment
Investment Company	323,987	—	—	323,987

Total Investments in Securities	$323,987	$4,553,279	$4,108	$4,881,374

There were no transfers between level 1 and level 2 and no significant transfers between level 2 and level 3 during the period ended May 31, 2016.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 73.5%
Asset-Backed Securities — 12.2%
	Ally Auto Receivables Trust,
583	Series 2013-2, Class A3, 0.790%, 01/15/18	582
8,095	Series 2015-SN1, Class A2A, 0.930%, 06/20/17	8,095
14,586	Series 2016-1, Class A2A, 1.200%, 08/15/18	14,598
	AmeriCredit Automobile Receivables Trust,
7,081	Series 2013-5, Class A3, 0.900%, 09/10/18	7,079
7,779	Series 2014-2, Class A3, 0.940%, 02/08/19	7,768
7,200	Series 2016-1, Class A2A, 1.520%, 06/10/19	7,209
16,119	Series 2016-2, Class A2A, 1.420%, 10/08/19	16,110
6,110	BA Credit Card Trust, Series 2014-A2, Class A, VAR, 0.704%, 09/16/19	6,118
4,196	Bank of The West Auto Trust, Series 2015-1, Class A2A, 0.870%, 04/16/18 (e)	4,193
	BMW Vehicle Lease Trust,
5,501	Series 2015-1, Class A2A, 0.860%, 02/21/17	5,500
18,995	Series 2015-2, Class A2A, 1.070%, 01/22/18	18,995
9,125	Series 2016-1, Class A2A, 1.170%, 01/22/18	9,114
	California Republic Auto Receivables Trust,
1,825	Series 2015-1, Class A2, 0.880%, 12/15/17	1,824
9,182	Series 2015-2, Class A2, 0.880%, 02/15/18	9,172
6,520	Series 2015-3, Class A2, 1.140%, 07/16/18	6,514
	Capital Auto Receivables Asset Trust,
6,709	Series 2013-4, Class A3, 1.090%, 03/20/18	6,709
12,242	Series 2014-1, Class A3, 1.320%, 06/20/18	12,248
	CarMax Auto Owner Trust,
376	Series 2013-2, Class A3, 0.640%, 01/16/18	376
1,749	Series 2013-3, Class A3, 0.970%, 04/16/18	1,749
12,207	Series 2013-4, Class A3, 0.800%, 07/16/18	12,200
6,539	Series 2014-4, Class A2A, 0.670%, 02/15/18	6,538
12,834	Series 2015-1, Class A2, 0.880%, 03/15/18	12,834
15,793	Series 2015-3, Class A2A, 1.100%, 11/15/18	15,789
21,433	Series 2015-4, Class A2A, 1.090%, 04/15/19	21,436
27,391	Series 2016-1, Class A2A, 1.300%, 04/15/19	27,437
214	Chrysler Capital Auto Receivables Trust, Series 2013-AA, Class A3, 0.910%, 04/16/18 (e)	214
703	CIT Equipment Collateral, Series 2013-VT1, Class A3, 1.130%, 07/20/20 (e)	703
28,450	Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4, 1.230%, 04/24/19	28,510
	CNH Equipment Trust,
350	Series 2013-B, Class A3, 0.690%, 08/15/18	350
635	Series 2013-C, Class A3, 1.020%, 08/15/18	635
1,576	Series 2014-A, Class A3, 0.840%, 05/15/19	1,574
1,475	Series 2014-C, Class A2, 0.630%, 12/15/17	1,474
10,676	Series 2015-A, Class A2, 0.840%, 06/15/18	10,669
9,459	Series 2015-B, Class A2A, 0.840%, 08/15/18	9,449
	Fifth Third Auto Trust,
205	Series 2013-1, Class A3, 0.880%, 10/16/17	205
2,682	Series 2014-2, Class A3, 0.890%, 11/15/18	2,681
10,400	First National Master Note Trust, Series 2013-2, Class A, VAR, 0.964%, 10/15/19	10,403
	Ford Credit Auto Lease Trust,
252	Series 2015-A, Class A2A, 0.790%, 12/15/17	251
16,800	Series 2015-B, Class A2A, 1.040%, 05/15/18	16,796
	Ford Credit Auto Owner Trust,
156	Series 2013-B, Class A3, 0.570%, 10/15/17	156
4,781	Series 2013-D, Class A3, 0.670%, 04/15/18	4,778

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Asset-Backed Securities — continued
13,561	Series 2014-C, Class A3, 1.060%, 05/15/19	13,563
11,143	Series 2015-C, Class A2A, 0.950%, 08/15/18	11,137
22,154	Series 2016-B, Class A2A, 1.080%, 03/15/19	22,148
891	Harley-Davidson Motorcycle Trust, Series 2013-1, Class A3, 0.650%, 07/16/18	891
	Honda Auto Receivables Owner Trust,
5,963	Series 2013-4, Class A3, 0.690%, 09/18/17	5,960
1,971	Series 2015-1, Class A2, 0.700%, 06/15/17	1,971
12,200	Series 2015-4, Class A2, 0.820%, 07/23/18	12,190
7,194	Series 2016-1, Class A2, 1.010%, 06/18/18	7,197
	Hyundai Auto Lease Securitization Trust,
8,138	Series 2014-B, Class A3, 0.980%, 11/15/17 (e)	8,139
6,338	Series 2015-A, Class A2, 1.000%, 10/16/17 (e)	6,337
14,892	Series 2015-B, Class A2B, VAR, 0.754%, 12/15/17 (e)	14,891
7,459	Series 2016-B, Class A2A, 1.240%, 11/15/18 (e)	7,459
	Hyundai Auto Receivables Trust,
49,015	Series 2014-B, Class A3, 0.900%, 12/17/18	48,979
5,549	Series 2015-A, Class A2, 0.680%, 10/16/17	5,548
10,388	Series 2015-C, Class A2A, 0.990%, 11/15/18	10,384
11,877	Series 2016-A, Class A2A, 1.210%, 06/17/19	11,878
	Mercedes-Benz Auto Lease Trust,
409	Series 2015-A, Class A2A, 0.780%, 02/15/17	409
28,162	Series 2015-B, Class A2A, 1.000%, 01/16/18	28,165
52,658	Series 2016-A, Class A2A, 1.340%, 07/16/18	52,747
10,364	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2B, VAR, 0.704%, 06/15/18	10,365
	Nissan Auto Lease Trust,
8,906	Series 2015-B, Class A2A, 1.180%, 12/15/17	8,908
10,175	Series 2016-A, Class A2A, 1.220%, 08/15/18	10,168
	Nissan Auto Receivables Owner Trust,
415	Series 2012-B, Class A4, 0.660%, 12/17/18	415
2,083	Series 2014-B, Class A2, 0.600%, 06/15/17	2,083
5,782	Series 2015-A, Class A2, 0.670%, 09/15/17	5,780
11,359	Series 2016-A, Class A2A, 1.060%, 02/15/19	11,361
175	Porsche Innovative Lease Owner Trust, Series 2015-1, Class A2, 0.790%, 11/21/17 (e)	175
	Santander Drive Auto Receivables Trust,
4,089	Series 2014-4, Class A3, 1.080%, 09/17/18	4,089
2,429	Series 2015-4, Class A2A, 1.200%, 12/17/18	2,430
6,830	Series 2015-5, Class A2A, 1.120%, 12/17/18	6,827
	Toyota Auto Receivables Owner Trust,
3,361	Series 2015-A, Class A2, 0.710%, 07/17/17	3,361
5,155	Series 2015-B, Class A2B, VAR, 0.644%, 11/15/17	5,156
	Volkswagen Auto Lease Trust,
599	Series 2014-A, Class A3, 0.800%, 04/20/17	599
5,988	Series 2015-A, Class A2A, 0.870%, 06/20/17	5,986
	Volkswagen Auto Loan Enhanced Trust,
1,910	Series 2012-2, Class A4, 0.660%, 03/20/19	1,906
1,159	Series 2013-1, Class A3, 0.560%, 08/21/17	1,158
10,525	World Omni Auto Receivables Trust, Series 2012-B, Class A4, 0.810%, 01/15/19	10,521

	Total Asset-Backed Securities (Cost $690,192)	690,316

Certificates of Deposit — 3.3%
	Bank of Montreal, (Canada),
20,000	0.930%, 06/16/17	19,925
25,000	VAR, 1.153%, 09/01/17	24,985
1,750	Bank of Nova Scotia (The), (Canada), 1.186%, 10/26/17	1,750

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Certificates of Deposit — continued
38,000	Canadian Imperial Bank of Commerce, (Canada), 0.956%, 06/02/17	38,057
56,900	Cooperatieve Rabobank UA, (Netherlands), 1.209%, 10/02/17	56,950
28,000	Royal Bank of Canada, (Canada), 1.324%, 03/22/18	27,978
20,000	Svenska Handelsbanken AB, (Sweden), 1.162%, 12/07/17	19,990

	Total Certificates of Deposit (Cost $189,641)	189,635

Corporate Bonds — 50.8%
	Consumer Discretionary — 1.5%
	Auto Components — 0.1%
5,000	Johnson Controls, Inc., 2.600%, 12/01/16	5,037

	Automobiles — 1.3%
	Daimler Finance North America LLC,
1,500	2.625%, 09/15/16 (e)	1,507
10,600	VAR, 0.977%, 08/01/17 (e)	10,559
1,700	VAR, 0.986%, 03/02/17 (e)	1,698
29,450	VAR, 1.347%, 08/03/17 (e)	29,491
	Hyundai Capital America,
2,945	1.450%, 02/06/17 (e)	2,944
13,678	1.875%, 08/09/16 (e)	13,690
17,062	Nissan Motor Acceptance Corp., VAR, 1.430%, 04/06/18 (e)	17,056

		76,945

	Multiline Retail — 0.1%
3,795	Target Corp., 5.875%, 07/15/16	3,818

	Specialty Retail — 0.0% (g)
841	Home Depot, Inc. (The), VAR, 1.004%, 09/15/17	844

	Total Consumer Discretionary	86,644

	Consumer Staples — 1.8%
	Beverages — 0.6%
12,500	PepsiCo, Inc., VAR, 0.980%, 10/13/17	12,536
21,000	SABMiller Holdings, Inc., 2.450%, 01/15/17 (e)	21,161

		33,697

	Food & Staples Retailing — 0.5%
7,000	CVS Health Corp., 1.200%, 12/05/16	7,012
	Kroger Co. (The),
2,523	2.200%, 01/15/17	2,540
8,400	VAR, 1.163%, 10/17/16	8,409
	Walgreens Boots Alliance, Inc.,
1,340	1.750%, 11/17/17	1,346
8,544	1.750%, 05/30/18	8,553

		27,860

	Food Products — 0.7%
31,125	General Mills, Inc., 5.700%, 02/15/17	32,159
6,680	Tate & Lyle International Finance plc, (United Kingdom), 6.625%, 06/15/16 (e)	6,692

		38,851

	Total Consumer Staples	100,408

	Energy — 1.7%
	Oil, Gas & Consumable Fuels — 1.7%
	BP Capital Markets plc, (United Kingdom),
2,475	2.248%, 11/01/16	2,485
8,651	VAR, 1.052%, 11/07/16	8,656
	Chevron Corp.,
15,736	VAR, 0.992%, 11/09/17	15,742
26,800	VAR, 1.126%, 05/16/18	26,831
27,625	Exxon Mobil Corp., VAR, 0.685%, 03/01/18	27,559
8,297	Phillips 66, 2.950%, 05/01/17	8,429
7,500	TransCanada PipeLines Ltd., (Canada), VAR, 1.309%, 06/30/16	7,501

	Total Energy	97,203

	Financials — 39.7%
	Banks — 21.9%
	ABN AMRO Bank N.V., (Netherlands),
21,916	4.250%, 02/02/17 (e)	22,333
48,328	VAR, 1.434%, 10/28/16 (e)	48,434
13,994	American Express Bank FSB, 6.000%, 09/13/17	14,806
	Australia & New Zealand Banking Group Ltd., (Australia),
2,500	1.250%, 01/10/17	2,502
7,580	VAR, 1.009%, 01/10/17 (e)	7,587
479	Bank of America Corp., 3.875%, 03/22/17	489
7,143	Bank of Montreal, (Canada), VAR, 1.247%, 07/31/18	7,136
	Bank of Nova Scotia (The), (Canada),
5,082	1.250%, 04/11/17	5,089
17,284	VAR, 1.458%, 01/15/19	17,307

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Banks — continued
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
8,430	1.200%, 03/10/17 (e)	8,426
2,050	2.350%, 02/23/17 (e)	2,065
29,700	VAR, 1.045%, 03/10/17 (e)	29,706
	Banque Federative du Credit Mutuel S.A., (France),
15,595	1.700%, 01/20/17 (e)	15,626
31,366	VAR, 1.484%, 01/20/17 (e)	31,444
34,025	Barclays Bank plc, (United Kingdom), Series 1, 5.000%, 09/22/16	34,463
	BB&T Corp.,
27,030	1.600%, 08/15/17	27,123
7,179	2.150%, 03/22/17	7,232
	BNP Paribas S.A., (France),
5,827	1.250%, 12/12/16	5,837
33,229	2.375%, 09/14/17	33,584
22,000	VAR, 1.092%, 05/07/17	21,999
19,073	VAR, 1.222%, 12/12/16	19,107
	Branch Banking & Trust Co.,
7,328	1.000%, 04/03/17	7,328
425	1.050%, 12/01/16	425
10,265	1.350%, 10/01/17	10,268
12,905	1.450%, 10/03/16	12,925
4,161	VAR, 1.103%, 12/01/16	4,166
252	Canadian Imperial Bank of Commerce, (Canada), 1.350%, 07/18/16	252
	Capital One Bank USA N.A.,
2,169	1.150%, 11/21/16	2,169
2,025	1.200%, 02/13/17	2,023
8,700	1.300%, 06/05/17	8,706
1,598	Commonwealth Bank of Australia, (Australia), VAR, 0.992%, 03/13/17 (e)	1,599
	Cooperatieve Rabobank UA, (Netherlands),
22,792	3.375%, 01/19/17	23,132
27,174	VAR, 0.934%, 11/23/16	27,186
8,000	VAR, 0.964%, 04/28/17	8,006
13,345	Credit Agricole S.A., (France), VAR, 1.479%, 10/03/16 (e)	13,371
44,470	DNB Bank ASA, (Norway), 3.200%, 04/03/17 (e)	45,168
	Fifth Third Bank,
20,882	1.150%, 11/18/16	20,901
1,225	VAR, 1.136%, 11/18/16	1,226
	Huntington National Bank (The),
33,133	1.300%, 11/20/16	33,161
20,847	1.350%, 08/02/16	20,851
26,970	KeyBank N.A., VAR, 1.152%, 11/25/16	27,001
18,194	Lloyds Bank plc, (United Kingdom), 4.200%, 03/28/17	18,634
3,705	Manufacturers & Traders Trust Co., 1.250%, 01/30/17	3,710
2,150	Mizuho Bank Ltd., (Japan), 1.700%, 09/25/17 (e)	2,153
2,250	MUFG Union Bank N.A., 3.000%, 06/06/16	2,251
	National Australia Bank Ltd., (Australia),
6,148	VAR, 0.886%, 12/09/16 (e)	6,151
24,585	VAR, 0.909%, 06/30/17 (e)	24,522
4,935	VAR, 1.012%, 03/17/17 (e)	4,942
23,147	VAR, 1.116%, 12/02/16 (e)	23,181
	Nordea Bank AB, (Sweden),
5,500	1.250%, 04/04/17 (e)	5,503
42,048	3.125%, 03/20/17 (e)	42,642
	PNC Bank N.A.,
18,815	1.125%, 01/27/17	18,840
8,700	1.150%, 11/01/16	8,709
2,203	VAR, 0.937%, 08/01/17	2,197
17,427	PNC Funding Corp., 2.700%, 09/19/16	17,496
	Royal Bank of Canada, (Canada),
5,016	1.400%, 10/13/17	5,027
10,050	VAR, 0.968%, 01/23/17	10,061
21,048	VAR, 1.178%, 07/30/18	21,006
	Sumitomo Mitsui Banking Corp., (Japan),
22,947	1.300%, 01/10/17	22,967
400	1.350%, 07/11/17	400
18,231	1.800%, 07/18/17	18,288
1,300	2.900%, 07/22/16 (e)	1,303
17,279	VAR, 1.059%, 01/10/17	17,285
5,270	VAR, 1.303%, 07/19/16	5,274
6,800	Sumitomo Mitsui Trust Bank Ltd., (Japan), VAR, 1.422%, 09/16/16 (e)	6,809
	SunTrust Banks, Inc.,
12,741	1.350%, 02/15/17	12,752
21,326	3.500%, 01/20/17	21,581

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Banks — continued
6,860	VAR, 1.066%, 02/15/17	6,859
689	Swedbank AB, (Sweden), 2.125%, 09/29/17 (e)	694
	Toronto-Dominion Bank (The), (Canada),
23,000	VAR, 1.178%, 07/23/18	22,998
22,000	VAR, 1.475%, 01/22/19	22,132
	U.S. Bank N.A.,
2,000	1.375%, 09/11/17	2,001
15,500	VAR, 0.835%, 09/11/17	15,496
30,733	VAR, 0.868%, 01/30/17	30,742
15,000	VAR, 1.104%, 08/23/17	15,013
15,969	VAR, 1.218%, 01/29/18	16,025
	Wachovia Corp.,
3,500	5.750%, 06/15/17	3,658
29,566	VAR, 0.904%, 06/15/17	29,525
9,615	Wells Fargo & Co., VAR, 0.986%, 06/02/17	9,605
	Wells Fargo Bank N.A.,
16,947	VAR, 1.175%, 09/07/17	16,980
45,816	VAR, 1.375%, 01/22/18	46,032
	Westpac Banking Corp., (Australia),
38,500	1.200%, 05/19/17	38,514
7,676	2.000%, 08/14/17	7,741

		1,239,858

	Capital Markets — 7.2%
4,202	Bank of New York Mellon Corp. (The), 2.400%, 01/17/17	4,237
53,266	Credit Suisse, (Switzerland), 1.375%, 05/26/17	53,259
	Deutsche Bank AG, (Germany),
25,062	1.350%, 05/30/17	24,968
23,540	1.400%, 02/13/17	23,504
	Goldman Sachs Group, Inc. (The),
15,000	6.250%, 09/01/17	15,835
9,160	VAR, 1.305%, 06/04/17	9,158
59,082	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	60,201
	Macquarie Bank Ltd., (Australia),
3,575	1.600%, 10/27/17 (e)	3,568
6,134	1.650%, 03/24/17 (e)	6,142
47,495	5.000%, 02/22/17 (e)	48,731
35,000	Mizuho Securities USA, Inc., VAR, 1.014%, 09/22/16 (e)	35,004
	Morgan Stanley,
2,466	4.750%, 03/22/17	2,534
11,801	5.450%, 01/09/17	12,107
15,169	5.550%, 04/27/17	15,755
1,000	VAR, 1.083%, 10/18/16	1,001
	UBS AG, (Switzerland),
56,281	1.375%, 06/01/17	56,273
25,305	VAR, 1.233%, 06/01/17	25,333
8,786	USAA Capital Corp., 2.250%, 12/13/16 (e)	8,849

		406,459

	Consumer Finance — 4.1%
	American Express Credit Corp.,
20,412	1.125%, 06/05/17	20,388
5,500	VAR, 0.924%, 09/22/17	5,481
6,160	VAR, 0.950%, 06/05/17	6,147
	American Honda Finance Corp.,
550	1.200%, 07/14/17	551
3,733	2.125%, 02/28/17 (e)	3,765
15,493	VAR, 1.073%, 09/20/17	15,537
38,900	Capital One Financial Corp., 3.150%, 07/15/16	39,004
	Caterpillar Financial Services Corp.,
4,840	1.250%, 11/06/17	4,850
14,912	VAR, 0.876%, 11/20/17	14,900
15,176	VAR, 1.354%, 02/23/18	15,290
	HSBC USA, Inc.,
18,094	1.300%, 06/23/17	18,063
1,650	VAR, 1.131%, 03/03/17	1,648
2,900	Hyundai Capital Services, Inc., (South Korea), 4.375%, 07/27/16 (e)	2,913
15,572	John Deere Capital Corp., VAR, 1.079%, 07/11/17	15,617
29,695	Nissan Motor Acceptance Corp., VAR, 1.330%, 09/26/16 (e)	29,736
	Toyota Motor Credit Corp.,
10,194	VAR, 0.730%, 10/14/16	10,197
1,500	VAR, 0.826%, 05/16/17	1,500
26,750	VAR, 0.958%, 03/27/17	26,799

		232,386

	Diversified Financial Services — 1.8%
	Caisse Centrale Desjardins, (Canada),
16,318	1.550%, 09/12/17 (e)	16,293
16,600	VAR, 1.303%, 01/29/18 (e)	16,552

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Diversified Financial Services — continued
27,636	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	28,355
3,590	National Rural Utilities Cooperative Finance Corp., 1.100%, 01/27/17	3,595
38,685	Shell International Finance B.V., (Netherlands), VAR, 0.950%, 05/10/17	38,726

		103,521

	Insurance — 3.4%
	Berkshire Hathaway Finance Corp.,
17,776	VAR, 1.184%, 03/07/18	17,866
14,796	VAR, 1.324%, 03/15/19	14,926
	Jackson National Life Global Funding,
10,000	1.250%, 02/21/17 (e)	10,007
22,223	VAR, 1.208%, 10/13/17 (e)	22,234
	Metropolitan Life Global Funding I,
1,000	1.500%, 01/10/18 (e)	1,003
68,504	VAR, 1.009%, 04/10/17 (e)	68,625
	New York Life Global Funding,
1,581	1.300%, 10/30/17 (e)	1,589
16,139	1.650%, 05/15/17 (e)	16,240
7,272	VAR, 1.030%, 04/06/18 (e)	7,295
31,050	Principal Life Global Funding II, VAR, 1.173%, 12/01/17 (e)	31,098

		190,883

	Real Estate Investment Trusts (REITs) — 0.8%
2,918	AvalonBay Communities, Inc., 5.750%, 09/15/16	2,953
	HCP, Inc.,
22,159	6.000%, 01/30/17	22,788
3,212	6.300%, 09/15/16	3,257
	Simon Property Group LP,
12,314	5.250%, 12/01/16	12,439
2,018	5.875%, 03/01/17	2,066
3,865	Ventas Realty LP, 1.550%, 09/26/16	3,869

		47,372

	Thrifts & Mortgage Finance — 0.5%
	BPCE S.A., (France),
27,359	1.625%, 02/10/17	27,406
950	VAR, 1.480%, 02/10/17	953

		28,359

	Total Financials	2,248,838

	Health Care — 1.8%
	Biotechnology — 0.1%
5,533	Amgen, Inc., 2.300%, 06/15/16	5,536

	Health Care Providers & Services — 0.8%
25,685	Express Scripts Holding Co., 2.650%, 02/15/17	25,940
	UnitedHealth Group, Inc.,
4,000	1.875%, 11/15/16	4,020
12,650	VAR, 1.083%, 01/17/17	12,672
2,140	Ventas Realty LP, 1.250%, 04/17/17	2,137

		44,769

	Pharmaceuticals — 0.9%
24,075	AbbVie, Inc., 1.750%, 11/06/17	24,126
21,900	EMD Finance LLC, VAR, 0.992%, 03/17/17 (e)	21,886
4,889	Roche Holdings, Inc., VAR, 0.720%, 09/29/17 (e)	4,883

		50,895

	Total Health Care	101,200

	Industrials — 0.1%
	Aerospace & Defense — 0.1%
4,500	Rockwell Collins, Inc., VAR, 0.984%, 12/15/16	4,502

	Industrial Conglomerates — 0.0% (g)
1,000	Hutchison Whampoa International 11 Ltd., (Cayman Islands), 3.500%, 01/13/17 (e)	1,012

	Total Industrials	5,514

	Information Technology — 0.7%
	Communications Equipment — 0.5%
30,000	Cisco Systems, Inc., VAR, 1.254%, 02/21/18	30,208

	IT Services — 0.2%
12,400	International Business Machines Corp., VAR, 0.824%, 02/06/18	12,393

	Total Information Technology	42,601

	Materials — 0.5%
	Chemicals — 0.5%
26,180	Ecolab, Inc., 3.000%, 12/08/16	26,450

	Metals & Mining — 0.0% (g)
1,100	BHP Billiton Finance USA Ltd., (Australia), VAR, 0.879%, 09/30/16	1,099

	Total Materials	27,549

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 1.5%
	AT&T, Inc.,
26,097	1.600%, 02/15/17	26,189
2,500	5.500%, 02/01/18	2,660
10,715	VAR, 1.049%, 03/30/17	10,720
	British Telecommunications plc, (United Kingdom),
8,538	1.250%, 02/14/17	8,538
1,217	5.950%, 01/15/18	1,304
	Verizon Communications, Inc.,
8,500	1.350%, 06/09/17	8,526
28,583	VAR, 2.164%, 09/15/16	28,687

		86,624

	Wireless Telecommunication Services — 1.1%
	America Movil S.A.B. de C.V., (Mexico),
42,545	2.375%, 09/08/16	42,622
1,000	VAR, 1.632%, 09/12/16	1,000
	Vodafone Group plc, (United Kingdom),
9,455	1.625%, 03/20/17	9,484
6,636	5.625%, 02/27/17	6,850

		59,956

	Total Telecommunication Services	146,580

	Utilities — 0.4%
	Electric Utilities — 0.4%
8,212	Duke Energy Corp., VAR, 1.009%, 04/03/17	8,201
	Electricite de France S.A., (France),
4,000	1.150%, 01/20/17 (e)	4,000
14,200	VAR, 1.094%, 01/20/17 (e)	14,183

	Total Utilities	26,384

	Total Corporate Bonds (Cost $2,880,511)	2,882,921

Foreign Government Security — 0.4%
20,931	Province of Quebec, (Canada), 5.125%, 11/14/16 (Cost $21,329)	21,325

U.S. Treasury Obligations — 6.8%
	U.S. Treasury Notes,
59,300	0.625%, 02/15/17	59,282
97,100	0.750%, 03/15/17	97,133
109,200	0.750%, 04/30/18	108,932
59,800	0.875%, 01/31/17	59,886
58,300	1.000%, 03/31/17	58,437

	Total U.S. Treasury Obligations (Cost $383,625)	383,670

	Total Long-Term Investments (Cost $4,165,298)	4,167,867

Short-Term Investments — 26.6%
	Certificates of Deposits — 8.4%
22,000	Bank of Montreal, (Canada), 1.090%, 11/14/16	22,032
	Bank of Nova Scotia (The), (Canada)
34,000	VAR, 0.934%, 02/23/17	34,008
15,900	1.031%, 04/12/17	15,913
	Canadian Imperial Bank of Commerce, (Canada)
45,989	1.024%, 05/23/17	45,968
1,000	1.067%, 05/24/17	1,001
	Credit Agricole Corporate & Investment Bank
35,700	0.870%, 11/01/16	35,710
30,500	1.230%, 03/16/17	30,517
14,900	Credit Industriel et Commercial, 0.900%, 10/06/16	14,912
	Credit Suisse
5,000	0.880%, 09/16/16	5,002
5,000	1.400%, 05/03/17	4,999
	HSBC Bank USA N.A.
21,200	0.800%, 08/26/16	21,211
25,000	1.067%, 05/12/17	25,021
14,000	Mizuho Bank Ltd., 0.700%, 07/01/16	14,003
40,031	National Bank of Canada, 1.061%, 05/24/17	39,977
16,638	Nordea Bank Finland plc, (Finland), VAR, 0.907%, 02/13/17	16,642
15,000	Societe Generale, 1.080%, 01/12/17	15,008
25,600	Societe Generale S.A., 0.880%, 10/04/16	25,617
26,250	Standard Chartered Bank, 0.800%, 08/04/16	26,262
27,000	Svenska Handelsbanken AB, (Sweden), 0.813%, 12/19/16	27,001
35,000	Toronto-Dominion Bank (The), (Canada), 1.150%, 05/03/17	35,008
	Westpac Banking Corp.
3,000	VAR, 0.885%, 10/21/16	3,002

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Certificates of Deposits — continued
20,000	1.120%, 03/17/17	20,015

	Total Certificates of Deposits (Cost $478,654)	478,829

	Commercial Papers — 9.5%
34,500	Agricultural Bank of China Ltd., (China), 1.005%, 06/03/16 (n)	34,499
8,500	Air Liquide US LLC, 0.882%, 08/22/16 (n)	8,490
30,000	Anheuser-Busch InBev Worldwide, Inc., 1.522%, 01/13/17 (n)	29,831
15,000	Assa Abloy Financial Services, (Sweden), 1.054%, 08/22/16 (n)	14,980
32,800	Bank of China Ltd., (Hong Kong), 0.975%, 06/02/16 (n)	32,799
32,000	Bank of Nova Scotia (The), (Canada), 1.048%, 05/12/17	32,021
28,000	Barclays Bank plc, (United Kingdom), 0.970%, 08/16/16	28,004
13,000	BP Capital Markets plc, (United Kingdom), 1.150%, 02/16/17 (n)	12,891
	Coca-Cola Co. (The)
65,300	0.796%, 11/17/16 (n)	65,073
15,500	1.081%, 01/04/17 (n)	15,425
	Electricite de France S.A., (France)
18,800	1.535%, 01/06/17 (n)	18,651
39,900	1.535%, 01/09/17 (n)	39,579
	Engie S.A., (France)
38,850	1.055%, 11/14/16 (n)	38,724
10,000	1.106%, 11/21/16 (n)	9,964
14,000	ERAC USA Finance LLC, 0.932%, 08/15/16 (n)	13,983
24,000	Ford Motor Credit Co. LLC, 1.435%, 01/30/17 (n)	23,801
5,600	Hyundai Capital America, 1.568%, 10/28/16 (n)	5,582
17,200	Macquarie Bank Ltd., (Australia), 0.878%, 10/17/16 (n)	17,159
	Natixis S.A.
20,000	0.874%, 11/09/16 (n)	19,934
25,000	0.885%, 09/01/16 (n)	24,963
20,223	Schlumberger Holdings Corp, 1.002%, 06/06/16 (n)	20,222
29,500	Vodafone Group plc, (United Kingdom), 1.471%, 01/23/17 (n)	29,305

	Total Commercial Papers (Cost $535,333)	535,880

	Repurchase Agreements — 4.1%
100,000	Citigroup Global Markets Inc., 1.394%, dated 05/31/16, due 03/28/17, repurchase price $101,200, collateralized by Asset-Backed Securities, 0.686% - 5.789%, due 02/25/36 - 08/07/52, with the value of $108,000.	100,000
100,000	Merrill Lynch PFS, Inc., 1.050%, dated 05/31/16, due 08/15/16, repurchase price $100,222, collateralized by Asset-Backed Securities and Collateralized Mortgage Obligations, 0.000% - 6.636%, due 01/02/24 - 03/18/49, with the value of $108,000.	100,000
30,000	Morgan Stanley Co. LLC, 1.100%, dated 05/31/16, due 08/01/16, repurchase price $30,057, collateralized by Shell Midstream Partners L Punit Ltd. Common Stock, with the value of $32,400.	30,000

	Total Repurchase Agreements (Cost $230,000)	230,000

SHARES
	Investment Company — 4.6%
262,229	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $262,229)	262,229

	Total Short-Term Investments (Cost $1,506,216)	1,506,938

	Total Investments — 100.1% (Cost $5,671,514)	5,674,805
	Liabilities in Excess of Other Assets — (0.1)%	(7,248)

	NET ASSETS — 100.0%	$5,667,557

Percentages indicated are based on net assets.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2016.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,255
Aggregate gross unrealized depreciation	(964)

Net unrealized appreciation/depreciation	$3,291

Federal income tax cost of investments	$5,671,514

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$690,316	$—		$690,316
Certificates of Deposit	—	189,635	—		189,635
Corporate Bonds
Consumer Discretionary	—	86,644	—		86,644
Consumer Staples	—	100,408	—		100,408
Energy	—	97,203	—		97,203
Financials	—	2,248,838	—		2,248,838
Health Care	—	101,200	—		101,200
Industrials	—	5,514	—		5,514
Information Technology	—	42,601	—		42,601
Materials	—	27,549	—		27,549
Telecommunication Services	—	146,580	—		146,580
Utilities	—	26,384	—		26,384

Total Corporate Bonds	—	2,882,921	—		2,882,921

Foreign Government Securities	—	21,325	—		21,325
U.S. Treasury Obligations	—	383,670	—		383,670
Short-Term Investments
Certificates of Deposits	—	478,829	—		478,829
Commercial Papers	—	507,876	28,004		535,880
Investment Company	262,229	—	—		262,229
Repurchase Agreements	—	230,000	—		230,000

Total Investments in Securities	$262,229	$5,384,572	$28,004	*	$5,674,805

*	Level 3 investments that are valued by brokers and pricing services. At May 31, 2016, the value of these investments was approximately $28,004,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

There were no significant transfers between levels 1 and 2 during the period ended May 31, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Managed Income Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016
Investments in Securities
Short-Term Investment -Commercial Papers	$—	$—	$4	$—	$—	$—	$28,000	$—	$28,004

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2016, which were valued using significant unobservable inputs (level 3) amounted to $4.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 11.9%
1,981	ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1, VAR, 1.346%, 09/25/33	1,857
1,075	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1, VAR, 1.564%, 01/25/34	994
226	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M2, VAR, 1.339%, 05/25/34	207
313	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE7, Class M2, VAR, 2.014%, 10/25/34	293
11,975	Benefit Street Partners CLO Ltd., (Cayman Islands), Series 2014-IVA, Class A1A, VAR, 2.124%, 07/20/26 (e)	11,946
4,287	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.528%, 10/15/21 (e)	4,236
1,386	Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, VAR, 1.946%, 06/25/34	1,328
1,025	CHEC Loan Trust, Series 2004-1, Class A3, VAR, 1.446%, 07/25/34	981
1,742	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	1,700
	Countrywide Asset-Backed Certificates,
176	Series 2002-3, Class M1, VAR, 1.571%, 03/25/32	172
2,158	Series 2002-4, Class M1, VAR, 1.571%, 12/25/32	1,982
781	Series 2003-3, Class 3A, VAR, 0.986%, 11/25/33	717
177	Series 2004-1, Class M2, VAR, 1.271%, 03/25/34	162
186	Series 2004-2, Class M1, VAR, 1.196%, 05/25/34	176
1,515	Series 2004-3, Class M1, VAR, 1.196%, 06/25/34	1,447
372	Series 2004-5, Class M2, VAR, 1.451%, 07/25/34	351
1,526	Series 2004-ECC2, Class M2, VAR, 1.421%, 12/25/34	1,457
9,329	Series 2005-AB3, Class 1A1, VAR, 0.696%, 02/25/36	8,323
	DT Auto Owner Trust,
4,229	Series 2015-1A, Class D, 4.260%, 02/15/22 (e)	4,205
5,142	Series 2016-1A, Class D, 4.660%, 12/15/22 (e)	5,020
407	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.692%, 07/25/34	397
	First Franklin Mortgage Loan Trust,
3,497	Series 2004-FF5, Class A1, VAR, 1.166%, 08/25/34	3,312
263	Series 2005-FF11, Class A2D, VAR, 1.126%, 11/25/35	263
2,487	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/20 (e)	2,486
15,000	Flatiron CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1, VAR, 2.033%, 01/17/26 (e)	14,893
750	Gallatin CLO VI LLC, Series 2013-2A, Class A1, VAR, 2.078%, 01/15/25 (e)	748
2,061	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	2,034
8,560	GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	8,188
6,745	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class DT1, 3.931%, 10/15/46 (e)	6,737
6,683	GSAMP Trust, Series 2006-HE3, Class A2C, VAR, 0.606%, 05/25/46	5,983
9,750	LCM LP, (Cayman Islands), Series 16A, Class A, VAR, 2.128%, 07/15/26 (e)	9,737
6,249	LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 07/15/19 (e)	5,902
3,858	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	4,091
	Morgan Stanley ABS Capital I, Inc. Trust,
2,472	Series 2004-HE1, Class M1, VAR, 1.301%, 01/25/34	2,343
433	Series 2004-HE7, Class M2, VAR, 1.391%, 08/25/34	427
131	Series 2004-HE7, Class M3, VAR, 1.466%, 08/25/34	123
731	Series 2004-HE8, Class M2, VAR, 1.466%, 09/25/34	707
160	Series 2004-NC7, Class M3, VAR, 1.421%, 07/25/34	139
719	Series 2004-OP1, Class M2, VAR, 1.361%, 11/25/34	698
430	Series 2005-NC1, Class M3, VAR, 1.211%, 01/25/35	340

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	New Century Home Equity Loan Trust,
92	Series 2004-2, Class M2, VAR, 1.376%, 08/25/34	84
426	Series 2004-4, Class M2, VAR, 1.241%, 02/25/35	364
6,268	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	6,131
10,250	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	10,237
	Ocwen Master Advance Receivables Trust,
869	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	868
6,495	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	6,511
	OneMain Financial Issuance Trust,
5,928	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	5,916
3,640	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,541
3,015	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	2,909
2,650	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	2,573
48	Option Mortgage Loan Trust, Series 2004-3, Class M3, VAR, 1.421%, 11/25/34	43
2,750	OZLM Funding IV Ltd., (Cayman Islands), Series 2013-4A, Class A1, VAR, 1.785%, 07/22/25 (e)	2,724
	Pretium Mortgage Credit Partners I LLC,
3,667	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	3,638
9,252	Series 2015-NPL3, Class A1, SUB, 4.125%, 10/27/30 (e)	9,219
2,845	Series 2015-NPL4, Class A1, SUB, 4.375%, 11/27/30 (e)	2,838
6,569	Pretium Mortgage Credit Partners LLC, Series 2016-NPL1, Class A1, SUB, 4.375%, 02/27/31 (e)	6,558
2,265	Progreso Receivables Funding II LLC, Series 2014-A, Class B, 6.000%, 07/08/19 (e)	2,274
	Progress Residential Trust,
3,750	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	3,654
603	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	609
3,679	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	3,542
6,050	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	6,020
6,525	RASC Trust, Series 2005-EMX1, Class M1, VAR, 1.091%, 03/25/35	6,108
956	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.685%, 10/25/47 (e)	956
	Renaissance Home Equity Loan Trust,
637	Series 2003-3, Class M1, VAR, 1.176%, 12/25/33	578
151	Series 2004-1, Class M1, VAR, 1.026%, 05/25/34	138
1,787	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	1,813
2,936	Series 2005-2, Class AV3, VAR, 0.816%, 08/25/35	2,649
573	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	565
3,709	Rockwall CDO II Ltd., (Cayman Islands), Series 2007-1A, Class A1LA, VAR, 0.887%, 08/01/24 (e)	3,615
227	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.596%, 09/25/36	215
561	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	556
9,580	Sound Point CLO IV Ltd., (Cayman Islands), Series 2013-3A, Class A, VAR, 2.005%, 01/21/26 (e)	9,545
9,800	SpringCastle America Funding LLC, Series 2014-AA, Class C, 5.590%, 10/25/33 (e)	9,822
	Springleaf Funding Trust,
4,192	Series 2015-AA, Class C, 5.040%, 11/15/24 (e)	4,059
4,200	Series 2015-AA, Class D, 6.310%, 11/15/24 (e)	4,098
	Structured Asset Investment Loan Trust,
1,771	Series 2004-1, Class M1, VAR, 1.414%, 02/25/34	1,694
5,540	Series 2004-6, Class A3, VAR, 1.239%, 07/25/34	5,217
2,026	Series 2004-7, Class M1, VAR, 1.496%, 08/25/34	1,883
457	Series 2004-8, Class M2, VAR, 1.376%, 09/25/34	403

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
119	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M2, VAR, 1.076%, 05/25/35	94
7,664	Symphony CLO Ltd., (Cayman Islands), Series 2014-14A, Class A2, VAR, 2.110%, 07/14/26 (e)	7,677
4,000	THL Credit Wind River CLO Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.153%, 04/18/26 (e)	3,978
5,456	Truman Capital Mortgage Loan Trust, Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)	5,403
3,708	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.625%, 02/27/35 (e)	3,641
4,753	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	4,707
9,580	Venture CDO Ltd., (Cayman Islands), Series 2014-17A, Class A, VAR, 2.108%, 07/15/26 (e)	9,524
6,854	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	6,848
3,167	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	2,986
8,740	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	8,386
4,466	VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)	4,305
9,609	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.875%, 09/25/45 (e)	9,510
1,237	Wells Fargo Home Equity Asset-Backed Securities, Series 2005-3, Class M2, VAR, 0.876%, 11/25/35	1,228
1,817	Westgate Resorts LLC, Series 2015-1A, Class B, 3.500%, 05/20/27 (e)	1,798
2,321	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,273
6,500	Wind River CLO Ltd., (Cayman Islands), Series 2012-1A, Class A, VAR, 2.028%, 01/15/24 (e)	6,469

	Total Asset-Backed Securities (Cost $330,701)	330,096

Collateralized Mortgage Obligations — 6.4%
	Agency CMO — 3.3%
	Federal Home Loan Mortgage Corp. REMIC,
764	Series 2936, Class AS, IF, IO, 5.666%, 02/15/35	123
2,151	Series 3160, Class SA, IF, IO, 6.716%, 05/15/36	353
678	Series 3174, Class SA, IF, IO, 7.266%, 04/15/36	130
1,609	Series 3203, Class SH, IF, IO, 6.706%, 08/15/36	363
8,306	Series 3716, Class PI, IO, 4.500%, 04/15/38	784
12,377	Series 3907, Class AI, IO, 5.000%, 05/15/40	1,966
6,146	Series 3958, Class MS, IF, IO, 6.266%, 08/15/26	857
10,572	Series 3998, Class KS, IF, IO, 6.266%, 02/15/27	1,756
8,086	Series 4010, Class NH, 2.500%, 12/15/41	8,226
9,428	Series 4018, Class HI, IO, 4.500%, 03/15/41	1,568
10,963	Series 4043, Class PI, IO, 2.500%, 05/15/27	920
2,508	Series 4056, Class BI, IO, 3.000%, 05/15/27	241
2,925	Series 4073, Class IQ, IO, 4.000%, 07/15/42	654
9,696	Series 4091, Class CI, IO, 3.500%, 06/15/27	981
5,554	Series 4097, Class CI, IO, 3.000%, 08/15/27	537
27,933	Series 4119, Class LI, IO, 3.500%, 06/15/39	2,677
3,094	Series 4120, Class UI, IO, 3.000%, 10/15/27	327
16,298	Series 4128, Class SA, 5.716%, 11/15/42	3,641
1,826	Series 4136, Class IN, IO, 3.000%, 11/15/27	198
4,022	Series 4146, Class AI, IO, 3.000%, 12/15/27	393
8,265	Series 4173, Class I, IO, 4.000%, 03/15/43	1,592
1,869	Series 4216, Class MI, IO, 3.000%, 06/15/28	202
11,729	Series 4347, Class WF, VAR, 0.834%, 01/15/40	11,655
14,456	Series 4372, Class SY, IF, IO, 5.666%, 08/15/44	2,114

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Collateralized Mortgage Obligations — continued
		Agency CMO — continued
	11,355	Series 4501, Class MB, 3.000%, 04/15/43	11,777
	13,689	Series 4505, Class SA, IF, IO, 5.716%, 08/15/45	3,153
		Federal National Mortgage Association REMIC,
	1,557	Series 2003-130, Class NS, IF, IO, 6.554%, 01/25/34	320
	1,062	Series 2005-67, Class SI, IF, IO, 6.254%, 08/25/35	215
	299	Series 2005-69, Class AS, IF, IO, 6.254%, 08/25/35	54
	1,154	Series 2006-24, Class QS, IF, IO, 6.754%, 04/25/36	241
	2,144	Series 2008-67, Class FG, 1.446%, 07/25/38	2,190
	1,784	Series 2009-93, Class SD, IF, IO, 5.754%, 11/25/39	298
	1,318	Series 2009-105, Class SE, IF, IO, 5.704%, 12/25/39	188
	982	Series 2010-68, Class SJ, IF, IO, 6.104%, 07/25/40	205
	4,992	Series 2010-102, Class IP, IO, 5.000%, 12/25/39	523
	1,218	Series 2011-68, Class AI, IO, 4.500%, 12/25/20	68
	3,591	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	377
	26,335	Series 2012-35, Class SE, IF, IO, 6.054%, 04/25/42	6,289
	2,038	Series 2012-93, Class SK, IF, IO, 5.604%, 09/25/42	390
	6,447	Series 2012-107, Class GI, IO, 3.500%, 09/25/27	711
	8,667	Series 2012-107, Class IG, IO, 3.500%, 10/25/27	984
	4,545	Series 2012-109, Class WI, IO, 2.500%, 10/25/27	393
	13,954	Series 2012-118, Class DI, IO, 3.500%, 01/25/40	1,696
	1,784	Series 2012-120, Class DI, IO, 3.000%, 03/25/31	187
	12,289	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	1,269
	3,788	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	423
	8,389	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	829
	6,624	Series 2012-148, Class JI, IO, 3.500%, 12/25/39	817
	5,520	Series 2012-149, Class MI, IO, 3.000%, 01/25/28	600
	6,423	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	627
	16,460	Series 2013-4, Class ST, IF, IO, 5.704%, 02/25/43	3,210
	12,525	Series 2013-5, Class BI, IO, 3.500%, 03/25/40	1,600
	3,318	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	334
	4,035	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	470
	3,452	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	349
	3,972	Series 2013-18, Class NS, IF, IO, 5.654%, 03/25/43	805
	8,116	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	896
	17,087	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	1,877
	1,551	Series 2013-123, Class DH, 3.000%, 05/25/43	1,557
	13,648	Series 2015-48, Class ST, IF, IO, 5.174%, 07/25/45	3,141
	810	Government National Mortgage Association, Series 2014-36, Class WY, 2.000%, 03/16/44	727

			92,048

		Non-Agency CMO — 3.1%
		Alternative Loan Trust,
	348	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	351
	513	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	518
	950	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	913
	2,476	Series 2005-21CB, Class A17, 6.000%, 06/25/35	2,388
	31	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	27
	2,802	American Home Mortgage Assets Trust, Series 2006-6, Class A1A, VAR, 0.636%, 12/25/46	1,761
	4,959	Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	4,987
GBP	1,100	Auburn Securities 4 plc, (United Kingdom), Series 4, Class B, Reg. S, VAR, 1.212%, 10/01/41	1,342

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
		Banc of America Alternative Loan Trust,
	5,292	Series 2003-9, Class 1CB1, 5.500%, 11/25/33	5,370
	737	Series 2004-9, Class 4A1, 5.500%, 10/25/19	738
	357	Series 2006-2, Class 7A1, 6.000%, 03/25/21	338
	1,294	Banc of America Funding Trust, Series 2006-A, Class 1A1, VAR, 2.831%, 02/20/36	1,265
	722	Banc of America Mortgage Trust, Series 2004-A, Class 2A2, VAR, 2.945%, 02/25/34	684
EUR	2,837	Bankinter 3 Fondo de Titulizacion Hipotecaria, (Spain), Series 3, Class A, Reg. S, VAR, 0.009%, 10/16/38	3,129
EUR	1,152	Berica 8 Residential Mbs Srl, (Italy), Series 8, Class A, Reg. S, VAR, 0.066%, 03/31/48	1,258
	22	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	22
	233	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 3A17, 5.500%, 06/25/35	234
	847	CSMC Mortgage-Backed Trust, Series 2007-2, Class 3A13, 5.500%, 03/25/37	765
	407	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	397
	1,814	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35	1,769
	1,196	GSR Mortgage Loan Trust, Series 2004-15F, Class 1A2, 5.500%, 12/25/34	1,207
		HarborView Mortgage Loan Trust,
	3,617	Series 2005-11, Class 2A1A, VAR, 0.749%, 08/19/45	3,321
	7,121	Series 2007-6, Class 2A1A, VAR, 0.629%, 08/19/37	5,994
	1,872	IndyMac INDX Mortgage Loan Trust, Series 2005-AR10, Class A1, VAR, 0.706%, 06/25/35	1,562
EUR	1,200	Intesa Sec S.p.A., (Italy), Series 3, Class B, Reg. S, VAR, 0.000%, 10/30/33	1,290
	971	JP Morgan Mortgage Trust, Series 2006-S2, Class 1A19, 6.000%, 07/25/36	858
	758	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	660
	4,365	MASTR Alternative Loan Trust, Series 2004-12, Class 3A1, 6.000%, 12/25/34	4,535
		Morgan Stanley Mortgage Loan Trust,
	859	Series 2004-4, Class 2A, VAR, 6.415%, 09/25/34	918
	237	Series 2004-9, Class 1A, VAR, 5.566%, 11/25/34	243
GBP	1,533	Paragon Mortgages No. 7 plc, (United Kingdom), Series 7X, Class A1B, Reg. S, VAR, 1.011%, 05/15/34	2,043
	86	RALI Trust, Series 2006-QS4, Class A2, 6.000%, 04/25/36	70
		Residential Asset Securitization Trust,
	4,138	Series 2005-A3, Class A2, 5.500%, 04/25/35	3,703
	490	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	458
	245	RFMSI Trust, Series 2007-S9, Class 2A1, 5.500%, 09/25/22	245
	997	Sequoia Mortgage Trust, Series 2003-8, Class A1, VAR, 1.079%, 01/20/34	944
	1,964	Structured Asset Securities Corp., Series 2005-1, Class 7A7, 5.500%, 02/25/35	1,992
	519	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-35, Class B1, VAR, 5.493%, 12/25/33	431
EUR	1,694	TDA CAM 4 Fondo de Titulizacion de Activos, (Spain), Series 4, Class A, Reg. S, VAR, 0.000%, 06/26/39	1,851
	333	WaMu Mortgage Pass-Through Certificates, Series 2003-S3, Class 3A2, 5.500%, 05/25/33	336
	48	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	45
		Wells Fargo Mortgage-Backed Securities Trust,
	4,859	Series 2004-M, Class A1, VAR, 2.749%, 08/25/34	4,870
	6,426	Series 2004-N, Class A6, VAR, 2.730%, 08/25/34	6,400
	7,291	Series 2004-N, Class A7, VAR, 2.730%, 08/25/34	7,262
	448	Series 2005-AR2, Class 2A2, VAR, 2.874%, 03/25/35	451

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
2,919	Series 2005-AR4, Class 2A2, VAR, 2.979%, 04/25/35	2,911
4,129	Series 2005-AR8, Class 1A1, VAR, 2.947%, 06/25/35	4,175

		87,031

	Total Collateralized Mortgage Obligations (Cost $180,659)	179,079

Commercial Mortgage-Backed Securities — 8.5%
6,000	A10 Securitization LLC, 5.115%, 01/09/20	6,000
2,219	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.834%, 08/15/31 (e)	2,160
	Banc of America Commercial Mortgage Trust,
2,250	Series 2006-1, Class C, VAR, 5.509%, 09/10/45	2,247
4,175	Series 2006-2, Class B, VAR, 5.921%, 05/10/45	4,165
	Bear Stearns Commercial Mortgage Securities Trust,
4,605	Series 2006-PW13, Class AJ, VAR, 5.611%, 09/11/41	4,594
3,340	Series 2006-PW13, Class B, VAR, 5.660%, 09/11/41 (e)	3,231
4,200	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	4,095
4,000	Series 2007-PW16, Class AJ, VAR, 5.720%, 06/11/40	3,880
5,630	Series 2007-PW17, Class AJ, VAR, 5.886%, 06/11/50	5,600
650	CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/48	406
5,932	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, VAR, 2.288%, 11/15/31 (e)	5,940
4,260	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 09/15/48 (e)	2,970
	COMM Mortgage Trust,
10,115	Series 2014-KYO, Class A, VAR, 1.339%, 06/11/27 (e)	10,065
3,075	Series 2015-CR23, VAR, 4.183%, 05/10/48	3,107
6,130	Series 2015-CR23, Class CMC, VAR, 3.685%, 05/10/48 (e)	5,934
9,605	Series 2015-CR24, Class A5, 3.696%, 08/10/55	10,286
7,710	Series 2015-PC1, Class A5, 3.902%, 07/10/50	8,334
797	Commercial Mortgage Trust, Series 2004-GG1, Class J, VAR, 5.450%, 06/10/36 (e)	383
192	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, VAR, 5.290%, 11/10/45	192
11,835	GS Mortgage Securities Corp. Trust, Series 2016-ICE2, Class A, VAR, 2.364%, 02/15/33 (e)	11,863
	GS Mortgage Securities Trust,
9,634	Series 2007-GG10, Class A4, VAR, 5.794%, 08/10/45	9,882
8,908	Series 2016-GS2, Class D, 2.753%, 05/10/49	6,113
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,500	Series 2005-LDP2, Class B, VAR, 4.882%, 07/15/42	1,499
2,900	Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42	2,894
3,680	Series 2005-LDP5, Class D, VAR, 5.553%, 12/15/44	3,668
11,735	Series 2006-LDP8, Class AJ, VAR, 5.480%, 05/15/45	11,709
715	Series 2006-LDP8, Class B, VAR, 5.520%, 05/15/45	711
6,414	Series 2007-LD11, Class AM, VAR, 5.743%, 06/15/49	6,434
15,615	Series 2007-LDPX, Class AM, VAR, 5.464%, 01/15/49	15,304
	LB-UBS Commercial Mortgage Trust,
10,440	Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	10,385
4,370	Series 2007-C6, Class AJ, VAR, 6.117%, 07/15/40	4,338
2,575	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	2,559
4,625	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, VAR, 4.895%, 04/15/47 (e)	3,995
	Morgan Stanley Capital I Trust,
2,415	Series 2006-HQ8, Class D, VAR, 5.423%, 03/12/44	1,956
2,275	Series 2006-HQ9, Class AJ, VAR, 5.793%, 07/12/44	2,276
8,275	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	8,124

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	Wachovia Bank Commercial Mortgage Trust,
3,477	Series 2005-C21, Class F, VAR, 5.290%, 10/15/44 (e)	3,263
6,771	Series 2006-C29, Class AJ, VAR, 5.368%, 11/15/48	6,644
15,515	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	15,551
5,560	Series 2007-C33, Class AJ, VAR, 5.948%, 02/15/51	5,480
6,915	Series 2007-C33, Class C, VAR, 5.948%, 02/15/51	6,194
3,250	Series 2007-C34, Class AJ, VAR, 5.945%, 05/15/46	3,207
3,345	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5, VAR, 3.767%, 07/15/58	3,590
4,665	WFRBS Commercial Mortgage Trust, Series 2012-C9, Class D, VAR, 4.801%, 11/15/45 (e)	4,470

	Total Commercial Mortgage-Backed Securities (Cost $239,617)	235,698

Convertible Bonds — 2.5%
	Consumer Discretionary — 0.5%
	Internet & Catalog Retail — 0.1%
3,320	Shutterfly, Inc., 0.250%, 05/15/18	3,353

	Media — 0.3%
7,465	Live Nation Entertainment, Inc., 2.500%, 05/15/19	7,568

	Textiles, Apparel & Luxury Goods — 0.1%
4,605	Iconix Brand Group, Inc., 1.500%, 03/15/18	3,307

	Total Consumer Discretionary	14,228

	Energy — 0.3%
	Energy Equipment & Services — 0.2%
5,560	Newpark Resources, Inc., 4.000%, 10/01/17	5,011

	Oil, Gas & Consumable Fuels — 0.1%
5,240	Whiting Petroleum Corp., 1.250%, 04/01/20 (e)	3,982

	Total Energy	8,993

	Health Care — 0.2%
	Health Care Providers & Services — 0.2%
5,145	HealthSouth Corp., 2.000%, 12/01/43	6,100

	Industrials — 0.3%
	Building Products — 0.2%
3,580	Griffon Corp., 4.000%, 01/15/17 (e)	4,379

	Electrical Equipment — 0.1%
6,508	General Cable Corp., SUB, 4.500%, 11/15/29	3,905

	Total Industrials	8,284

	Information Technology — 1.2%
	Communications Equipment — 0.3%
7,873	Finisar Corp., 0.500%, 12/15/33	7,509

	Internet Software & Services — 0.4%
5,070	Envestnet, Inc., 1.750%, 12/15/19	4,595
6,025	Web.com Group, Inc., 1.000%, 08/15/18	5,550

		10,145

	Semiconductors & Semiconductor Equipment — 0.5%
6,820	NXP Semiconductors N.V., (Netherlands), 1.000%, 12/01/19	8,052
6,360	ON Semiconductor Corp., Series B, 2.625%, 12/15/26	6,825

		14,877

	Total Information Technology	32,531

	Total Convertible Bonds (Cost $78,645)	70,136

Corporate Bonds — 37.9%
	Consumer Discretionary — 8.0%
	Auto Components — 1.4%
	American Axle & Manufacturing, Inc.,
1,500	6.250%, 03/15/21	1,560
650	6.625%, 10/15/22	683
EUR 1,575	Autodis S.A., (France), Reg. S, 6.500%, 02/01/19	1,813
	Dana Holding Corp.,
2,500	5.500%, 12/15/24	2,394
1,500	6.000%, 09/15/23	1,511
EUR 4,000	EC Finance plc, (United Kingdom), Reg. S, 5.125%, 07/15/21	4,690
EUR 1,351	Gestamp Funding Luxembourg S.A., (Luxembourg), 3.500%, 05/15/23 (e)	1,548
	Goodyear Tire & Rubber Co. (The),
2,720	6.500%, 03/01/21	2,853
1,175	7.000%, 05/15/22	1,262
2,515	8.750%, 08/15/20	2,999

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Auto Components — continued
EUR	1,700	Grupo Antolin Dutch B.V., (Netherlands), Reg. S, 5.125%, 06/30/22	2,011
EUR	2,100	HP Pelzer Holding GmbH, (Germany), Reg. S, 7.500%, 07/15/21	2,471
	1,105	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	1,014
	176	MPG Holdco I, Inc., 7.375%, 10/15/22	174
EUR	5,200	Schaeffler Finance B.V., (Netherlands), Reg. S, 3.500%, 05/15/22	5,945
	106	Tenneco, Inc., 5.375%, 12/15/24	110
	1,085	UCI International LLC, 8.625%, 02/15/19 (d)	301
		ZF North America Capital, Inc.,
EUR	1,500	2.750%, 04/27/23	1,702
	370	4.000%, 04/29/20 (e)	382
	279	4.500%, 04/29/22 (e)	281
	3,407	4.750%, 04/29/25 (e)	3,407

			39,111

		Automobiles — 0.7%
		Fiat Chrysler Automobiles N.V., (Netherlands),
EUR	2,500	3.750%, 03/29/24	2,834
	475	4.500%, 04/15/20	480
	342	5.250%, 04/15/23	340
EUR	2,410	Fiat Chrysler Finance Europe, (Luxembourg), 6.750%, 10/14/19	3,040
	5,600	Ford Motor Co., 4.750%, 01/15/43	5,715
GBP	1,700	Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 5.000%, 02/15/22	2,549
EUR	3,500	Peugeot S.A., (France), 6.500%, 01/18/19	4,432

			19,390

		Distributors — 0.1%
EUR	1,400	Alliance Automotive Finance plc, (United Kingdom), Reg. S, 6.250%, 12/01/21	1,666

		Diversified Consumer Services — 0.1%
		Service Corp. International,
	1,137	5.375%, 01/15/22	1,187
	684	5.375%, 05/15/24	708

			1,895

		Hotels, Restaurants & Leisure — 1.4%
	220	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	228
	134	Boyd Gaming Corp., 6.875%, 05/15/23	141
		Caesars Entertainment Operating Co., Inc.,
	2,610	8.500%, 02/15/20 (d)	2,453
	1,830	9.000%, 02/15/20 (d)	1,711
	90	CCM Merger, Inc., 9.125%, 05/01/19 (e)	94
	90	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	93
	4,250	International Game Technology plc, (United Kingdom), 6.250%, 02/15/22 (e)	4,324
	150	Landry’s, Inc., 9.375%, 05/01/20 (e)	158
	500	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	479
EUR	1,950	Merlin Entertainments plc, (United Kingdom), Reg. S, 2.750%, 03/15/22	2,150
		MGM Resorts International,
	165	5.250%, 03/31/20	171
	2,900	6.000%, 03/15/23	3,030
	5,310	7.750%, 03/15/22	5,974
	235	8.625%, 02/01/19	266
GBP	4,050	Pizzaexpress Financing 2 plc, (United Kingdom), Reg. S, 6.625%, 08/01/21	5,852
EUR	1,275	PortAventura Entertainment Barcelona B.V., (Netherlands), Reg. S, 7.250%, 12/01/20	1,483
	110	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	113
	890	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	910
		Scientific Games International, Inc.,
	210	7.000%, 01/01/22 (e)	212
	725	10.000%, 12/01/22	587
	475	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	480
	288	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	316
	225	Station Casinos LLC, 7.500%, 03/01/21	237
GBP	2,250	Vougeot Bidco plc, (United Kingdom), Reg. S, 7.875%, 07/15/20	3,406

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
3,845	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	3,715

		38,583

	Household Durables — 0.2%
240	CalAtlantic Group, Inc., 8.375%, 01/15/21	281
	Lennar Corp.,
156	4.500%, 06/15/19	161
565	6.950%, 06/01/18	609
2,000	Series B, 12.250%, 06/01/17	2,195
360	Meritage Homes Corp., 7.150%, 04/15/20	391
1,500	Tempur Sealy International, Inc., 5.625%, 10/15/23	1,554
106	Toll Brothers Finance Corp., 4.875%, 11/15/25	107

		5,298

	Media — 3.4%
	Altice Luxembourg S.A., (Luxembourg),
EUR 4,950	7.250%, 05/15/22 (e)	5,604
EUR 2,050	Reg. S, 7.250%, 05/15/22	2,321
200	7.625%, 02/15/25 (e)	198
402	Altice U.S. Finance I Corp., 5.500%, 05/15/26 (e)	410
	Cablevision Systems Corp.,
333	7.750%, 04/15/18	355
1,051	8.000%, 04/15/20	1,069
310	8.625%, 09/15/17	331
225	Cenveo Corp., 8.500%, 09/15/22 (e)	157
	Charter Communications Operating LLC/Charter Communications Operating Capital,
101	4.464%, 07/23/22 (e)	106
125	4.908%, 07/23/25 (e)	134
	Clear Channel Worldwide Holdings, Inc.,
13,455	Series B, 6.500%, 11/15/22	13,505
3,000	Series B, 7.625%, 03/15/20	2,880
	DISH DBS Corp.,
1,855	5.000%, 03/15/23	1,688
6,895	5.875%, 07/15/22	6,691
2,859	5.875%, 11/15/24	2,650
3,827	6.750%, 06/01/21	3,964
55	7.875%, 09/01/19	61
1,576	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	1,673
400	Gray Television, Inc., 7.500%, 10/01/20	418
305	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	320
2,500	Neptune Finco Corp., 6.625%, 10/15/25 (e)	2,670
2,540	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	2,648
4,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	4,090
300	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.625%, 02/15/24	310
7,625	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	7,816
100	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	103
	Sinclair Television Group, Inc.,
361	5.375%, 04/01/21	374
1,989	6.125%, 10/01/22	2,088
1,900	6.375%, 11/01/21	2,005
	Sirius XM Radio, Inc.,
585	4.625%, 05/15/23 (e)	575
1,185	5.375%, 04/15/25 (e)	1,189
5,900	6.000%, 07/15/24 (e)	6,180
283	Time Warner Cable, Inc., 7.300%, 07/01/38	340
2,000	Time, Inc., 5.750%, 04/15/22 (e)	1,908
EUR 5,350	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), Reg. S, 4.000%, 01/15/25	6,063
245	Univision Communications, Inc., 8.500%, 05/15/21 (e)	257
EUR 4,900	UPC Holding B.V., (Netherlands), Reg. S, 6.375%, 09/15/22	5,825
500	WMG Acquisition Corp., 5.625%, 04/15/22 (e)	510
EUR 4,500	Ziggo Bond Finance B.V., (Netherlands), Reg. S, 4.625%, 01/15/25	4,894

		94,380

	Multiline Retail — 0.0% (g)
1,100	Neiman Marcus Group Ltd. LLC, 8.750% (cash), 10/15/21 (e) (v)	781

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Specialty Retail — 0.7%
		Claire’s Stores, Inc.,
	500	6.125%, 03/15/20 (e)	255
	627	8.875%, 03/15/19	125
	3,295	9.000%, 03/15/19 (e)	2,027
EUR	4,200	Dufry Finance SCA, (Luxembourg), Reg. S, 4.500%, 08/01/23	4,963
GBP	2,350	New Look Secured Issuer plc, (United Kingdom), Reg. S, 6.500%, 07/01/22	3,345
	267	Radio Systems Corp., 8.375%, 11/01/19 (e)	280
	9,155	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	9,659

			20,654

		Textiles, Apparel & Luxury Goods — 0.0% (g)
EUR	831	Holdikks SAS, (France), Reg. S, 6.750%, 07/15/21	884

		Total Consumer Discretionary	222,642

		Consumer Staples — 2.4%
		Beverages — 0.3%
	6,490	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	7,233
	125	Constellation Brands, Inc., 4.750%, 11/15/24	131
	840	DS Services of America, Inc., 10.000%, 09/01/21 (e)	949

			8,313

		Food & Staples Retailing — 0.6%
EUR	1,500	Agrokor d.d., (Croatia), Reg. S, 9.125%, 02/01/20	1,780
		CVS Health Corp.,
	4,000	3.875%, 07/20/25	4,299
	2,000	5.125%, 07/20/45	2,322
	265	New Albertsons, Inc., 7.450%, 08/01/29	256
	2,500	Rite Aid Corp., 6.125%, 04/01/23 (e)	2,644
GBP	2,100	Tesco plc, (United Kingdom), 5.000%, 03/24/23	3,155
		Walgreens Boots Alliance, Inc.,
	995	4.650%, 06/01/46	1,007
	1,500	4.800%, 11/18/44	1,543

			17,006

		Food Products — 1.0%
	2,564	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	2,596
EUR	2,200	Campofrio Food Group S.A., (Spain), Reg. S, 3.375%, 03/15/22	2,515
	70	Darling Ingredients, Inc., 5.375%, 01/15/22	72
	237	Dean Foods Co., 6.500%, 03/15/23 (e)	247
		JBS USA LLC/JBS USA Finance, Inc.,
	386	5.750%, 06/15/25 (e)	367
	932	7.250%, 06/01/21 (e)	955
	384	8.250%, 02/01/20 (e)	400
	2,555	Kraft Heinz Foods Co., 4.375%, 06/01/46 (e)	2,560
EUR	1,500	Labeyrie Fine Foods SAS, (France), Reg. S, 5.625%, 03/15/21	1,752
	211	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	213
	85	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24 (e)	89
		Post Holdings, Inc.,
	125	6.750%, 12/01/21 (e)	132
	8,235	7.375%, 02/15/22	8,698
	1,000	7.750%, 03/15/24 (e)	1,083
GBP	2,700	R&R Ice Cream plc, (United Kingdom), Reg. S, 5.500%, 05/15/20	4,010
	1,086	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	1,098
	96	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	99

			26,886

		Household Products — 0.1%
	2,890	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	2,847
		Spectrum Brands, Inc.,
	205	5.750%, 07/15/25	214
	86	6.125%, 12/15/24	90

			3,151

		Personal Products — 0.0% (g)
	870	Albea Beauty Holdings S.A., (Luxembourg), 8.375%, 11/01/19 (e)	916
		Prestige Brands, Inc.,
	75	5.375%, 12/15/21 (e)	76
	90	6.375%, 03/01/24 (e)	94

			1,086

		Tobacco — 0.4%
	6,000	Altria Group, Inc., 2.850%, 08/09/22	6,160
	4,410	Reynolds American, Inc., 5.850%, 08/15/45	5,383

			11,543

		Total Consumer Staples	67,985

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Energy — 0.9%
		Energy Equipment & Services — 0.1%
	300	Basic Energy Services, Inc., 7.750%, 02/15/19	105
	400	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22	324
	500	Parker Drilling Co., 7.500%, 08/01/20	375
	683	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	208
	400	SESI LLC, 6.375%, 05/01/19	376

			1,388

		Oil, Gas & Consumable Fuels — 0.8%
		Apache Corp.,
	45	3.250%, 04/15/22	45
	63	4.750%, 04/15/43	60
	1,954	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625%, 10/15/20 (d)	274
	6,964	Chevron Corp., 2.355%, 12/05/22	6,902
	17	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	6
	140	CONSOL Energy, Inc., 5.875%, 04/15/22	114
	3,000	Denbury Resources, Inc., 4.625%, 07/15/23	2,025
	5,270	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	3,412
	390	Halcon Resources Corp., 13.000%, 02/15/22 (e)	213
	135	Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24 (e)	128
	3,000	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	2,295
	107	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	88
	3,435	Noble Energy, Inc., 5.250%, 11/15/43	3,268
	100	Oasis Petroleum, Inc., 6.875%, 03/15/22	92
	750	QEP Resources, Inc., 5.250%, 05/01/23	690
	240	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/22	235
EUR	1,650	Repsol International Finance B.V., (Netherlands), VAR, 4.500%, 03/25/75	1,533
	1,585	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	1,426
	865	Transcanada Trust, (Canada), VAR, 5.625%, 05/20/75	776

			23,582

		Total Energy	24,970

		Financials — 8.3%
		Banks — 1.9%
	3,190	Bank of America Corp., 3.500%, 04/19/26	3,232
EUR	3,637	Bank of Ireland, (Ireland), 3.250%, 01/15/19	4,313
		Barclays Bank plc, (United Kingdom),
	1,000	7.625%, 11/21/22	1,091
EUR	3,350	Reg. S, 6.000%, 01/14/21	4,364
		CIT Group, Inc.,
	400	5.000%, 05/15/17	407
	430	5.000%, 08/15/22	440
	2,000	5.500%, 02/15/19 (e)	2,090
		Citigroup, Inc.,
	4,080	3.700%, 01/12/26	4,215
	3,355	4.300%, 11/20/26	3,395
	4,840	4.450%, 09/29/27	4,907
EUR	1,700	Commerzbank AG, (Germany), 7.750%, 03/16/21	2,290
EUR	1,749	Intesa Sanpaolo S.p.A., (Italy), 6.625%, 09/13/23	2,312
	2,160	Royal Bank of Scotland Group plc, (United Kingdom), 6.125%, 12/15/22	2,292
	2,500	U.S. Bancorp, 3.100%, 04/27/26	2,518
		UniCredit S.p.A., (Italy),
EUR	172	6.950%, 10/31/22	221
EUR	2,259	Reg. S, 6.950%, 10/31/22	2,901
		Wells Fargo & Co.,
	5,505	2.500%, 03/04/21	5,561
	5,970	3.000%, 04/22/26	5,968

			52,517

		Capital Markets — 1.2%
EUR	3,320	Credit Suisse AG, (Switzerland), VAR, 5.750%, 09/18/25	3,971
	147	E*TRADE Financial Corp., 5.375%, 11/15/22	154
		Goldman Sachs Group, Inc. (The),
	5,600	2.625%, 04/25/21	5,617
	6,070	3.850%, 07/08/24	6,332
	2,875	Morgan Stanley, 2.500%, 04/21/21	2,867
		UBS AG, (Switzerland),
	3,815	5.125%, 05/15/24	3,877

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Capital Markets — continued
	2,033	Reg. S, VAR, 4.750%, 05/22/23	2,088
	6,451	VAR, 4.750%, 05/22/23	6,625
EUR	2,085	Volvo Treasury AB, (Sweden), VAR, 4.200%, 06/10/75	2,342

			33,873

		Consumer Finance — 0.9%
		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
	7,235	4.625%, 10/30/20	7,488
	937	4.625%, 07/01/22	961
		Ally Financial, Inc.,
	192	3.600%, 05/21/18	193
	77	4.625%, 05/19/22	78
	200	8.000%, 11/01/31	235
	400	VAR, 3.313%, 07/18/16	401
	6,000	Ford Motor Credit Co. LLC, 4.389%, 01/08/26	6,435
		General Motors Financial Co., Inc.,
	1,255	3.250%, 05/15/18	1,278
	450	4.750%, 08/15/17	465
		Synchrony Financial,
	2,505	3.750%, 08/15/21	2,586
	3,740	4.250%, 08/15/24	3,866

			23,986

		Diversified Financial Services — 1.2%
	641	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	301
	4,826	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	4,886
	415	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	215
	476	Denali International LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	501
	4,555	EDP Finance B.V., (Netherlands), 5.250%, 01/14/21 (e)	4,811
	3,048	GE Capital International Funding Co. Unlimited Co., (Ireland), 3.373%, 11/15/25 (e)	3,235
EUR	4,850	Lock A.S., (Norway), Reg. S, 7.000%, 08/15/21	5,610
		Monitchem HoldCo 3 S.A., (Luxembourg),
EUR	2,250	5.250%, 06/15/21 (e)	2,509
EUR	950	Reg. S, 5.250%, 06/15/21	1,059
	25	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	26
EUR	1,500	ProGroup AG, (Germany), Reg. S, 5.125%, 05/01/22	1,773
		Shell International Finance B.V., (Netherlands),
	4,855	3.250%, 05/11/25	4,970
	2,960	4.000%, 05/10/46	2,876
EUR	1,200	Worldpay Finance plc, (United Kingdom), Reg. S, 3.750%, 11/15/22	1,385

			34,157

		Insurance — 1.4%
	5,000	American International Group, Inc., 4.875%, 06/01/22	5,462
EUR	6,100	Assicurazioni Generali S.p.A., (Italy), VAR, 7.750%, 12/12/42	8,170
		CNO Financial Group, Inc.,
	112	4.500%, 05/30/20	115
	298	5.250%, 05/30/25	307
GBP	900	Direct Line Insurance Group plc, (United Kingdom), Reg. S, VAR, 9.250%, 04/27/42	1,567
	480	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	519
		MetLife, Inc.,
	2,500	4.721%, 12/15/44	2,623
	4,320	6.400%, 12/15/36	4,639
		Prudential Financial, Inc.,
	5,000	3.500%, 05/15/24	5,143
	2,500	4.600%, 05/15/44	2,571
	6,765	VAR, 5.875%, 09/15/42	7,332

			38,448

		Real Estate Investment Trusts (REITs) — 1.0%
	2,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)	1,990
	5,500	Corrections Corp. of America, 4.125%, 04/01/20	5,665
	1,840	Crown Castle International Corp., 3.700%, 06/15/26	1,851
	1,640	DDR Corp., 7.875%, 09/01/20	1,963
EUR	2,500	Deutsche Raststaetten Gruppe IV GmbH, (Germany), Reg. S, 6.750%, 12/30/20	2,960
	1,000	GEO Group, Inc. (The), 5.875%, 01/15/22	1,015
	130	Iron Mountain, Inc., 5.750%, 08/15/24	130
		Liberty Property LP,
	2,810	3.375%, 06/15/23	2,789

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Real Estate Management & Development — 0.1%
	2,755	4.400%, 02/15/24	2,910
	7,500	Simon Property Group LP, 3.300%, 01/15/26	7,773

			29,046

	154	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	150
	1,500	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	1,552

			1,702

		Thrifts & Mortgage Finance — 0.6%
	17,850	BPCE S.A., (France), VAR, 1.235%, 06/23/17	17,858

		Total Financials	231,587

		Health Care — 2.7%
		Biotechnology — 0.1%
	2,875	Biogen, Inc., 5.200%, 09/15/45	3,158

		Health Care Equipment & Supplies — 0.4%
	200	Alere, Inc., 7.250%, 07/01/18	207
EUR	3,200	Auris Luxembourg II S.A., (Luxembourg), Reg. S, 8.000%, 01/15/23	3,898
	953	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	983
	2,000	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	2,045
	2,500	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	2,494
		Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
	325	4.875%, 04/15/20 (e)	315
	270	5.500%, 04/15/25 (e)	244
	556	5.750%, 08/01/22 (e)	525

			10,711

		Health Care Providers & Services — 1.5%
	175	Amsurg Corp., 5.625%, 07/15/22	177
EUR	4,050	Ephios Bondco plc, (United Kingdom), Reg. S, 6.250%, 07/01/22	4,743
		HCA, Inc.,
	4,900	5.375%, 02/01/25	4,973
	8,207	7.500%, 02/15/22	9,305
		HealthSouth Corp.,
	1,000	5.750%, 09/15/25	1,010
	395	7.750%, 09/15/22	412
	900	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	864
	128	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	131
	1,500	Kindred Healthcare, Inc., 8.750%, 01/15/23	1,468
	3,500	McKesson Corp., 3.796%, 03/15/24	3,722
		Tenet Healthcare Corp.,
	2,650	4.750%, 06/01/20	2,711
	500	5.000%, 03/01/19	482
	110	6.000%, 10/01/20	116
	500	6.750%, 02/01/20	491
	3,500	6.750%, 06/15/23	3,290
	2,835	8.000%, 08/01/20	2,897
	2,817	8.125%, 04/01/22	2,835
	1,645	UnitedHealth Group, Inc., 4.750%, 07/15/45	1,879
		Universal Health Services, Inc.,
	83	3.750%, 08/01/19 (e)	86
	117	4.750%, 08/01/22 (e)	119

			41,711

		Health Care Technology — 0.2%
	4,000	IMS Health, Inc., 6.000%, 11/01/20 (e)	4,097

		Pharmaceuticals — 0.5%
	35	Capsugel S.A., (Luxembourg), 7.000% (cash), 05/15/19 (e) (v)	35
	1,560	Perrigo Finance Unlimited Co., (Ireland), 3.500%, 12/15/21	1,578
		Valeant Pharmaceuticals International, Inc., (Canada),
	4,000	5.875%, 05/15/23 (e)	3,362
	425	6.750%, 08/15/18 (e)	415
	3,220	6.750%, 08/15/21 (e)	2,834
	1,630	7.000%, 10/01/20 (e)	1,474
	750	7.250%, 07/15/22 (e)	657
	5,000	7.500%, 07/15/21 (e)	4,525

			14,880

		Total Health Care	74,557

		Industrials — 3.4%
		Aerospace & Defense — 0.3%
EUR	6,824	Airbus Group Finance B.V., (Netherlands), 2.375%, 04/02/24	8,522
	109	Bombardier, Inc., (Canada), 5.500%, 09/15/18 (e)	107
	62	Orbital ATK, Inc., 5.250%, 10/01/21	65

			8,694

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Air Freight & Logistics — 0.1%
	2,000	Air Medical Merger Sub Corp., 6.375%, 05/15/23 (e)	1,955
	1,775	XPO Logistics, Inc., 6.500%, 06/15/22 (e)	1,704

			3,659

		Airlines — 0.6%
	3,033	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25	3,200
	2,050	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	2,204
	4,955	American Airlines 2016-1 Class AA Pass-Through Trust, 3.575%, 01/15/28	5,142
	370	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	384
	118	Continental Airlines 2009-2 Class A Pass-Through Trust, 7.250%, 11/10/19	133
	1,801	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	1,878
	533	Continental Airlines, 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21	563
	170	Delta Air Lines 2009-1 Class A Pass-Through Trust, 7.750%, 12/17/19	190
	3,351	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	3,502

			17,196

		Building Products — 0.2%
EUR	2,000	Italcementi Finance S.A., (France), 6.625%, 03/19/20	2,656
	200	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	209
		Pfleiderer GmbH, (Germany),
EUR	1,600	7.875%, 08/01/19 (e)	1,869
EUR	1,600	Reg. S, 7.875%, 08/01/19	1,869

			6,603

		Commercial Services & Supplies — 0.4%
	600	ACCO Brands Corp., 6.750%, 04/30/20	634
		ADT Corp. (The),
	3,045	3.500%, 07/15/22	2,794
	2,420	4.125%, 06/15/23	2,250
	400	Casella Waste Systems, Inc., 7.750%, 02/15/19	409
	150	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	122
		Harland Clarke Holdings Corp.,
	165	6.875%, 03/01/20 (e)	154
	140	9.750%, 08/01/18 (e)	140
	255	ILFC E-Capital Trust I, VAR, 4.240%, 12/21/65 (e)	205
	1,625	ILFC E-Capital Trust II, VAR, 4.490%, 12/21/65 (e)	1,316
	120	Mustang Merger Corp., 8.500%, 08/15/21 (e)	125
	672	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23 (e)	701
	155	Quad/Graphics, Inc., 7.000%, 05/01/22	137
EUR	1,900	Verisure Holding AB, (Sweden), Reg. S, 6.000%, 11/01/22	2,267
	60	West Corp., 5.375%, 07/15/22 (e)	54

			11,308

		Construction & Engineering — 0.1%
		AECOM,
	380	5.750%, 10/15/22	392
	240	5.875%, 10/15/24	250
	680	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	646
	405	MasTec, Inc., 4.875%, 03/15/23	378

			1,666

		Electrical Equipment — 0.0% (g)
	500	General Cable Corp., 5.750%, 10/01/22	467
	435	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	432

			899

		Industrial Conglomerates — 0.1%
	1,153	General Electric Co., 3.450%, 05/15/24	1,238

		Machinery — 0.3%
	50	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	42
	1,000	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	450
		Galapagos Holding S.A., (Luxembourg),
EUR	3,700	7.000%, 06/15/22 (e)	3,397
EUR	400	Reg. S, 7.000%, 06/15/22	367
	400	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	411
	103	Oshkosh Corp., 5.375%, 03/01/25	106
	3,715	Terex Corp., 6.500%, 04/01/20	3,696

			8,469

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Marine — 0.0% (g)
	670	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	283
	452	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	286
	803	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	144

			713

		Road & Rail — 0.5%
	3,115	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	2,897
EUR	1,700	Europcar Groupe S.A., (France), Reg. S, 5.750%, 06/15/22	1,995
EUR	1,450	Geo Debt Finance S.C.A., (Luxembourg), Reg. S, 7.500%, 08/01/18	1,562
		Hertz Corp. (The),
	2,050	5.875%, 10/15/20	2,078
	5,000	7.375%, 01/15/21	5,106

			13,638

		Trading Companies & Distributors — 0.5%
	2,000	H&E Equipment Services, Inc., 7.000%, 09/01/22	2,060
		International Lease Finance Corp.,
	900	5.875%, 04/01/19	962
	800	5.875%, 08/15/22	873
	845	8.750%, 03/15/17	885
		Rexel S.A., (France),
EUR	200	3.250%, 06/15/22	226
EUR	2,850	Reg. S, 5.125%, 06/15/20	3,298
		United Rentals North America, Inc.,
	795	6.125%, 06/15/23	823
	5,039	7.625%, 04/15/22	5,363

			14,490

		Transportation Infrastructure — 0.3%
EUR	1,200	Atlantia S.p.A., (Italy), 2.875%, 02/26/21	1,483
EUR	3,200	Societe Des Autoroutes Paris-Rhin-Rhone, (France), 1.875%, 01/15/25	3,802
EUR	2,000	Swissport Investments S.A., (Luxembourg), Reg. S, 6.750%, 12/15/21	2,298

			7,583

		Total Industrials	96,156

		Information Technology — 2.4%
		Communications Equipment — 0.2%
	39	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	41
		Avaya, Inc.,
	2,160	7.000%, 04/01/19 (e)	1,566
	134	10.500%, 03/01/21 (e)	38
	2,625	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	2,671
	331	Goodman Networks, Inc., 12.125%, 07/01/18	158
	1,240	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	1,274

			5,748

		Electronic Equipment, Instruments & Components — 0.6%
	2,000	Anixter, Inc., 5.500%, 03/01/23	2,040
	800	Belden, Inc., 5.500%, 09/01/22 (e)	808
EUR	2,900	Techem GmbH, (Germany), Reg. S, 6.125%, 10/01/19	3,380
EUR	4,800	Trionista Holdco GmbH, (Germany), Reg. S, 5.000%, 04/30/20	5,488
	4,590	Zebra Technologies Corp., 7.250%, 10/15/22	4,894

			16,610

		IT Services — 0.2%
	500	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	485
		First Data Corp.,
	3,500	5.750%, 01/15/24 (e)	3,500
	2,476	6.750%, 11/01/20 (e)	2,606

			6,591

		Semiconductors & Semiconductor Equipment — 0.7%
		Advanced Micro Devices, Inc.,
	65	6.750%, 03/01/19	59
	200	7.750%, 08/01/20	174
	4,850	Amkor Technology, Inc., 6.625%, 06/01/21	4,777
	50	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	53
	2,040	Intel Corp., 4.900%, 07/29/45	2,279
		Micron Technology, Inc.,
	154	5.250%, 08/01/23 (e)	130
	3,860	5.500%, 02/01/25	3,233
		NXP B.V./NXP Funding LLC, (Netherlands),
	81	3.500%, 09/15/16 (e)	81

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
3,000	5.750%, 02/15/21 (e)	3,124
600	5.750%, 03/15/23 (e)	628
4,800	QUALCOMM, Inc., 4.800%, 05/20/45	4,856

		19,394

	Software — 0.5%
2,250	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	1,879
3,400	Infor U.S., Inc., 6.500%, 05/15/22	3,119
890	Informatica LLC, 7.125%, 07/15/23 (e)	848
6,495	Microsoft Corp., 2.700%, 02/12/25	6,608

		12,454

	Technology Hardware, Storage & Peripherals — 0.2%
2,445	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 06/15/26 (e)	2,467
	NCR Corp.,
33	5.000%, 07/15/22	32
10	5.875%, 12/15/21	10
30	6.375%, 12/15/23	31
2,000	Western Digital Corp., 10.500%, 04/01/24 (e)	2,070

		4,610

	Total Information Technology	65,407

	Materials — 2.9%
	Chemicals — 1.0%
3,455	Ashland, Inc., 4.750%, 08/15/22	3,495
500	Axiall Corp., 4.875%, 05/15/23	500
	Hexion, Inc.,
3,810	6.625%, 04/15/20	3,229
2,460	8.875%, 02/01/18	2,060
	Huntsman International LLC,
6,350	4.875%, 11/15/20	6,461
250	5.125%, 11/15/22	252
EUR 1,850	Ineos Finance plc, (United Kingdom), Reg. S, 4.000%, 05/01/23	2,012
5,300	INEOS Group Holdings S.A., (Luxembourg), 5.875%, 02/15/19 (e)	5,366
500	PolyOne Corp., 5.250%, 03/15/23	509
EUR 2,000	PSPC Escrow Corp., Reg. S, 6.000%, 02/01/23	1,975
239	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	208
EUR 1,400	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., (Luxembourg), Reg. S, 6.375%, 05/01/22	1,612

		27,679

	Construction Materials — 0.3%
725	Cemex Finance LLC, 9.375%, 10/12/22 (e)	783
1,071	Cemex S.A.B. de C.V., (Mexico), 7.750%, 04/16/26 (e)	1,116
EUR 4,050	HeidelbergCement Finance Luxembourg S.A., (Luxembourg), 7.500%, 04/03/20	5,559
90	U.S. Concrete, Inc., 8.500%, 12/01/18	94

		7,552

	Containers & Packaging — 1.1%
	Ardagh Packaging Finance plc, (Ireland),
5,500	9.125%, 10/15/20 (e)	5,764
EUR 3,700	Reg. S, 9.250%, 10/15/20	4,316
2,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), VAR, 3.634%, 12/15/19 (e)	2,005
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
85	5.625%, 12/15/16 (e)	85
570	6.000%, 06/15/17 (e)	570
EUR 1,650	Crown European Holdings S.A., (France), Reg. S, 4.000%, 07/15/22	1,978
EUR 1,000	Kloeckner Pentaplast of America, Inc., Reg. S, 7.125%, 11/01/20	1,173
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,160	5.750%, 10/15/20	1,196
255	7.125%, 04/15/19	260
1,840	9.000%, 04/15/19	1,877
4,897	9.875%, 08/15/19	5,087
EUR 5,250	SIG Combibloc Holdings SCA, (Luxembourg), Reg. S, 7.750%, 02/15/23	6,250

		30,561

	Metals & Mining — 0.3%
415	AK Steel Corp., 8.750%, 12/01/18	423
209	Aleris International, Inc., 7.875%, 11/01/20	183

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Metals & Mining — continued
		ArcelorMittal, (Luxembourg),
	500	7.250%, 02/25/22	522
	1,310	10.850%, 06/01/19	1,543
	40	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	41
	581	Coeur Mining, Inc., 7.875%, 02/01/21	536
	20	Freeport-McMoRan, Inc., 3.550%, 03/01/22	17
	1,835	Glencore Finance Canada Ltd., (Canada), 5.550%, 10/25/42 (e)	1,459
	1,960	Glencore Funding LLC, 3.125%, 04/29/19 (e)	1,896
	610	Hecla Mining Co., 6.875%, 05/01/21	577
	131	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	109
		Lundin Mining Corp., (Canada),
	260	7.500%, 11/01/20 (e)	265
	230	7.875%, 11/01/22 (e)	236
	510	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	483
	190	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	118

			8,408

		Paper & Forest Products — 0.2%
EUR	4,300	Smurfit Kappa Acquisitions, (Ireland), Reg. S, 3.250%, 06/01/21	5,095

		Total Materials	79,295

		Telecommunication Services — 4.5%
		Diversified Telecommunication Services — 3.9%
		Altice Financing S.A., (Luxembourg),
	200	6.500%, 01/15/22 (e)	202
	384	6.625%, 02/15/23 (e)	384
EUR	2,100	Reg. S, 5.250%, 02/15/23	2,410
		Altice Finco S.A., (Luxembourg),
	200	7.625%, 02/15/25 (e)	188
	200	8.125%, 01/15/24 (e)	198
		AT&T, Inc.,
	4,460	4.800%, 06/15/44	4,463
	1,850	5.150%, 03/15/42	1,925
		CCO Holdings LLC/CCO Holdings Capital Corp.,
	1,000	5.125%, 05/01/23 (e)	1,013
	3,867	5.375%, 05/01/25 (e)	3,925
	30	5.750%, 09/01/23	31
	2,335	5.750%, 02/15/26 (e)	2,393
	500	6.625%, 01/31/22	531
		CenturyLink, Inc.,
	1,650	Series T, 5.800%, 03/15/22	1,588
	4,560	Series W, 6.750%, 12/01/23	4,446
	182	Cincinnati Bell, Inc., 8.375%, 10/15/20	190
	2,000	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	1,990
	2,123	Embarq Corp., 7.995%, 06/01/36	2,121
		Frontier Communications Corp.,
	80	6.250%, 09/15/21	74
	2,500	6.875%, 01/15/25	2,075
	100	7.125%, 03/15/19	106
	410	8.500%, 04/15/20	433
	168	8.750%, 04/15/22	167
	91	8.875%, 09/15/20 (e)	97
	792	9.250%, 07/01/21	830
	2,507	10.500%, 09/15/22 (e)	2,607
	1,853	11.000%, 09/15/25 (e)	1,885
		Intelsat Jackson Holdings S.A., (Luxembourg),
	4,141	5.500%, 08/01/23	2,660
	2,155	6.625%, 12/15/22	1,449
	193	7.250%, 04/01/19	144
	2,715	7.250%, 10/15/20	1,894
	2,750	7.500%, 04/01/21	1,870
	266	8.000%, 02/15/24 (e)	271
	445	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	132
	434	Level 3 Communications, Inc., 5.750%, 12/01/22	444
		Level 3 Financing, Inc.,
	140	5.125%, 05/01/23	141
	1,394	5.375%, 08/15/22	1,415
	30	VAR, 4.407%, 01/15/18	30
		Numericable-SFR S.A., (France),
	2,715	6.000%, 05/15/22 (e)	2,703
EUR	4,500	Reg. S, 5.375%, 05/15/22	5,197
EUR	800	OTE plc, (United Kingdom), 3.500%, 07/09/20	890
EUR	1,400	Play Topco S.A., (Luxembourg), 7.750% (cash), 02/28/20 (v)	1,584
		Qwest Capital Funding, Inc.,
	298	6.875%, 07/15/28	250
	268	7.750%, 02/15/31	229
	6,220	Sprint Capital Corp., 8.750%, 03/15/32	5,023

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Diversified Telecommunication Services — continued
EUR	2,500	Telecom Italia S.p.A., (Italy), 3.250%, 01/16/23	2,934
EUR	5,000	Telenet Finance V Luxembourg S.C.A., (Luxembourg), Reg. S, 6.250%, 08/15/22	6,010
	1,377	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	1,449
	1,575	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	1,662
		Verizon Communications, Inc.,
	1,710	3.850%, 11/01/42	1,566
	3,000	4.862%, 08/21/46	3,196
	7,565	VAR, 2.164%, 09/15/16	7,593
GBP	3,915	Virgin Media Secured Finance plc, (United Kingdom), Reg. S, 6.000%, 04/15/21	5,905
		Wind Acquisition Finance S.A., (Luxembourg),
EUR	2,700	4.000%, 07/15/20 (e)	2,985
EUR	1,500	Reg. S, 4.000%, 07/15/20	1,659
		Windstream Services LLC,
	1,100	7.500%, 06/01/22	916
	3,416	7.500%, 04/01/23	2,775
	221	7.750%, 10/15/20	207
	5,348	7.750%, 10/01/21	4,666
	1,400	Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23	1,438

			107,559

		Wireless Telecommunication Services — 0.6%
	200	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	206
		Sprint Communications, Inc.,
	250	6.000%, 11/15/22	188
	223	7.000%, 03/01/20 (e)	230
	151	7.000%, 08/15/20	128
	450	9.000%, 11/15/18 (e)	479
		Sprint Corp.,
	98	7.125%, 06/15/24	74
	234	7.250%, 09/15/21	189
	12,309	7.875%, 09/15/23	9,663
		T-Mobile USA, Inc.,
	357	5.250%, 09/01/18	365
	327	6.125%, 01/15/22	345
	243	6.464%, 04/28/19	247
	30	6.500%, 01/15/24	32
	750	6.500%, 01/15/26	793
	32	6.625%, 11/15/20	33
	225	6.625%, 04/01/23	238
	1,622	6.633%, 04/28/21	1,705
	1,137	6.731%, 04/28/22	1,192
	128	6.836%, 04/28/23	136

			16,243

		Total Telecommunication Services	123,802

		Utilities — 2.4%
		Electric Utilities — 1.0%
EUR	3,930	Enel Finance International N.V., (Netherlands), 4.875%, 04/17/23	5,575
EUR	2,544	Enel S.p.A., (Italy), VAR, 6.500%, 01/10/74	3,064
	5,040	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	5,302
		Iberdrola International B.V., (Netherlands),
EUR	2,800	1.750%, 09/17/23	3,306
EUR	4,800	3.500%, 02/01/21	6,086
	2,141	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	1,826
EUR	1,400	Red Electrica de Espana Finance BV, (Netherlands), 3.875%, 01/25/22	1,841
EUR	800	Red Electrica Financiaciones S.A.U., (Spain), 2.125%, 07/01/23	974

			27,974

		Gas Utilities — 0.0% (g)
EUR	900	Snam SpA, (Italy), 3.250%, 01/22/24	1,168

		Independent Power & Renewable Electricity Producers — 0.2%
		Calpine Corp.,
	601	5.375%, 01/15/23	587
	599	5.750%, 01/15/25	580
	1,470	Exelon Generation Co. LLC, 2.950%, 01/15/20	1,493
	750	GenOn Energy, Inc., 9.875%, 10/15/20	538
		NRG Energy, Inc.,
	800	7.875%, 05/15/21	830
	1,000	8.250%, 09/01/20	1,038

			5,066

		Multi-Utilities — 1.2%
	10,395	Dominion Resources, Inc., 3.625%, 12/01/24	10,611
		Engie S.A., (France),
EUR	4,700	0.500%, 03/13/22	5,220
EUR	800	1.000%, 03/13/26	888

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Multi-Utilities — continued
EUR	1,200	3.000%, 02/01/23	1,536
GBP	1,800	NGG Finance plc, (United Kingdom), Reg. S, VAR, 5.625%, 06/18/73	2,732
	2,360	Sempra Energy, 2.875%, 10/01/22	2,375
EUR	5,900	Veolia Environnement S.A., (France), 4.625%, 03/30/27	8,749

			32,111

		Total Utilities	66,319

		Total Corporate Bonds (Cost $1,082,232)	1,052,720

	Foreign Government Security — 4.6%
GBP	84,010	United Kingdom Gilt, (United Kingdom), 2.000%, 09/07/25 (Cost $129,159)	127,391

	Mortgage Pass-Through Securities — 16.5%
		Federal National Mortgage Association, 30 Year, Single Family,
	323,085	TBA, 3.000%, 06/25/46	330,834
	120,900	TBA, 3.500%, 06/25/46	126,510

		Total Mortgage Pass-Through Securities (Cost $457,117)	457,344

	Preferred Securities — 2.3% (x)
		Financials — 2.1%
		Banks — 1.4%
	1,600	Banco Bilbao Vizcaya Argentaria S.A., (Spain), VAR, 9.000%, 05/09/18	1,656
		Bank of America Corp.,
	10,961	Series AA, VAR, 6.100%, 03/17/25	11,225
	565	Series K, VAR, 8.000%, 01/30/18	566
		Citigroup, Inc.,
	200	VAR, 5.950%, 01/30/23	200
	1,744	Series M, VAR, 6.300%, 05/15/24	1,742
	5,171	Series O, VAR, 5.875%, 03/27/20	5,029
	2,050	Series R, VAR, 6.125%, 11/15/20	2,088
		Credit Agricole S.A., (France),
	310	VAR, 6.625%, 09/23/19 (e)	291
GBP	2,200	VAR, 8.125%, 10/26/19	3,466
	2,240	Intesa Sanpaolo S.p.A., (Italy), VAR, 7.700%, 09/17/25 (e)	2,072
	5,535	Lloyds Banking Group plc, (United Kingdom), VAR, 7.500%, 06/27/24	5,549
	1,504	Societe Generale S.A., (France), VAR, 8.000%, 09/29/25 (e)	1,500
		Swedbank AB, (Sweden),
	3,400	VAR, 5.500%, 03/17/20	3,358

			38,742

		Capital Markets — 0.5%
		Goldman Sachs Group, Inc. (The),
	500	Series L, VAR, 5.700%, 05/10/19	498
	4,795	Series M, VAR, 5.375%, 05/10/20	4,676
	4,020	Morgan Stanley, Series J, VAR, 5.550%, 07/15/20	4,020
		UBS Group AG, (Switzerland),
EUR	2,550	VAR, 5.750%, 02/19/22	2,887
	2,682	VAR, 7.125%, 02/19/20	2,699

			14,780

		Diversified Financial Services — 0.2%
GBP	1,446	HBOS Capital Funding LP, (United Kingdom), VAR, 6.461%, 11/30/18	2,173
GBP	1,450	Nationwide Building Society, (United Kingdom), VAR, 6.875%, 06/20/19	2,034

			4,207

		Insurance — 0.0% (g)
GBP	759	Standard Life plc, (United Kingdom), VAR, 6.750%, 07/12/27	1,191

		Total Financials	58,920

		Telecommunication Services — 0.2%
		Wireless Telecommunication Services — 0.2%
		Telefonica Europe B.V., (Netherlands),
EUR	1,700	VAR, 4.200%, 12/04/19	1,892
EUR	200	VAR, 5.875%, 03/31/24	227
EUR	2,500	VAR, 6.500%, 09/18/18	2,952
EUR	300	VAR, 7.625%, 09/18/21	367

		Total Telecommunication Services	5,438

		Total Preferred Securities (Cost $65,991)	64,358

SHARES
	Common Stock — 0.0% (g)
		Telecommunication Services — 0.0% (g)
		Wireless Telecommunication Services — 0.0% (g)
	27	NII Holdings, Inc. (Cost $450) (a)	101

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Preferred Stock — 0.0% (g)
		Financials — 0.0% (g)
		Insurance — 0.0% (g)
—	(h)	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.748%, 07/01/16 ($1,000 par value) @ (Cost $344)	325

PRINCIPAL AMOUNT
Loan Assignments — 1.4%
		Consumer Discretionary — 0.6%
		Diversified Consumer Services — 0.0% (g)
635		Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	626

		Hotels, Restaurants & Leisure — 0.4%
10,680		Lila Mexican Holdings LLC, Tranche B, VAR, 3.434%, 08/11/22	10,413
782		Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	774

			11,187

		Media — 0.1%
400		iHeartCommunications, Inc., Term Loan D, VAR, 7.204%, 01/30/19	306
949		iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.954%, 07/30/19	722
638		Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	639
1,218		Univision Communications, Inc., 2013 Incramental Term Loan, VAR, 4.000%, 03/01/20	1,217
982		Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	981

			3,865

		Multiline Retail — 0.1%
1,220		J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18	1,220

		Specialty Retail — 0.0% (g)
101		J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	75
630		Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	630

			705

		Total Consumer Discretionary	17,603

		Consumer Staples — 0.2%
		Food & Staples Retailing — 0.1%
967		AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17	967
1,256		Albertson’s LLC, Term Loan B-2, VAR, 5.500%, 03/21/19	1,256
594		SUPERVALU, Inc., Term Loan B, VAR, 4.721%, 03/21/19	594

			2,817

		Food Products — 0.1%
830		Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.502%, 11/01/18	827
1,761		Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	1,762
140		Pinnacle Foods Finance LLC, 1st Lien Term Loan I, VAR, 3.750%, 01/13/23	141

			2,730

		Total Consumer Staples	5,547

		Energy — 0.0% (g)
		Energy Equipment & Services — 0.0% (g)
386		Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	183

		Oil, Gas & Consumable Fuels — 0.0% (g)
460		Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	123
266		Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	256

			379

		Total Energy	562

		Financials — 0.0% (g)
		Consumer Finance — 0.0% (g)
127		Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	120

		Diversified Financial Services — 0.0% (g)
637		ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	609

		Insurance — 0.0% (g)
255		National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20	253

		Total Financials	982

		Health Care — 0.1%
		Health Care Equipment & Supplies — 0.0% (g)
443		Mallinckrodt International Finance S.A., Incremental Term B-1 Loan, VAR, 3.500%, 03/19/21	439

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Health Care Equipment & Supplies — continued
372	Mallinckrodt International Finance S.A., Initial Term B Loan, VAR, 3.250%, 03/19/21	368

		807

	Health Care Providers & Services — 0.1%
344	Amsurg Corp., Initial Term Loan, VAR, 3.500%, 07/16/21	345
818	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	818
676	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	675

		1,838

	Total Health Care	2,645

	Industrials — 0.1%
	Airlines — 0.1%
970	U.S. Airways, Inc., Term Loan B-1, VAR, 3.500%, 05/23/19	970

	Commercial Services & Supplies — 0.0% (g)
99	Garda World Security Corp., Term B Delayed Draw Loan, (Canada), VAR, 4.004%, 11/06/20	98
388	Garda World Security Corp., Term B Loan, VAR, 4.004%, 11/06/20	382

		480

	Industrial Conglomerates — 0.0% (g)
191	Hudson Products Holdings, Inc., Term Loan, VAR, 3.434%, 03/15/19	133

	Marine — 0.0% (g)
403	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	259
640	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	250

		509

	Total Industrials	2,092

	Information Technology — 0.2%
	Communications Equipment — 0.0% (g)
1,651	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	1,202

	Electronic Equipment, Instruments & Components — 0.1%
1,856	Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	1,857

	IT Services — 0.1%
1,500	First Data Corp., 2021 New Dollar Term Loan, VAR, 4.443%, 03/24/21	1,506

	Total Information Technology	4,565

	Materials — 0.1%
	Chemicals — 0.1%
341	Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21	341

	Construction Materials — 0.0% (g)
142	Quikrete Holdings, Inc., 1st Lien Initial Term Loan, VAR, 4.000%, 09/28/20	142

	Containers & Packaging — 0.0% (g)
267	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	267

	Metals & Mining — 0.0% (g)
298	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	301

	Total Materials	1,051

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
1,265	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	1,257
807	UPC Financing Partnership, Facility AH, VAR, 3.344%, 06/30/21	806
293	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	293

	Total Telecommunication Services	2,356

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
2,500	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.917%, 10/10/17 (d)	781

	Total Loan Assignments (Cost $41,139)	38,184

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Payer Option Purchased on Credit Default Index Swaps — 0.0% (g)
1,000,000	Expiring 07/20/16. If exercised the Fund pays quarterly to Buy Protection on CDX.NA.IG.26-V1.at $0.01, terminating 06/20/21, European Style. (r)	—	(h)

	Total Options Purchased (Cost $2)	—	(h)

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 22.5%
	Investment Company — 22.5%
625,317	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) † (Cost $625,317)	625,317

	Total Investments — 114.5% (Cost $3,231,373)	3,180,749
	Liabilities in Excess of Other Assets — (14.5)%	(401,760)

	NET ASSETS — 100.0%	$2,778,989

Percentages indicated are based on net assets.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,552	10 Year Australian Government Bond	06/15/16	AUD	149,059	3,968
1,082	10 Year U.S. Treasury Note	09/21/16	USD	140,322	40
70	U.S. Treasury Long Bond	09/21/16	USD	11,432	60
105	U.S. Ultra Bond	09/21/16	USD	18,388	30
202	Long Gilt	09/28/16	GBP	35,913	119
31	5 Year U.S. Treasury Note	09/30/16	USD	3,723	1
	Short Futures Outstanding
(8)	10 Year U.S. Treasury Note	09/21/16	USD	(1,037)	(2)
(13)	U.S. Ultra Bond	09/21/16	USD	(2,277)	(4)
(7)	Long Gilt	09/28/16	GBP	(1,245)	(1)
(6,212)	5 Year U.S. Treasury Note	09/30/16	USD	(746,168)	(297)

					3,914

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,655	EUR	Australia and New Zealand Banking Group Limited	07/14/16	4,153	4,073	(80)
2,539	EUR	Goldman Sachs International	07/14/16	2,922	2,829	(93)
304	EUR	Royal Bank of Canada	07/14/16	349	339	(10)
24,470	EUR	Royal Bank of Scotland	07/14/16	28,424	27,268	(1,156)
87,662	EUR	Standard Chartered Bank	07/14/16	98,017	97,686	(331)
142,971	EUR	State Street Corp.	07/14/16	160,068	159,319	(749)
462	EUR	Union Bank of Switzerland AG	07/14/16	527	515	(12)

189	GBP	Merrill Lynch International	07/14/16	274	274	– (h)

				294,734	292,303	(2,431)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,532	AUD	Goldman Sachs International	07/14/16	4,871	4,713	158

544	EUR	BNP Paribas	07/14/16	611	606	5
516,206	EUR	Citibank, N.A.	07/14/16	590,349	575,233	15,116
1,350	EUR	State Street Corp.	07/14/16	1,541	1,505	36

117,572	GBP	Citibank, N.A.	07/14/16	172,021	170,337	1,684
2,825	GBP	TD Bank Financial Group	07/14/16	4,098	4,092	6

19,644,515	KRW	Goldman Sachs International†	07/14/16	16,651	16,487	164

309,412	MXN	Goldman Sachs International	07/14/16	16,651	16,685	(34)

22,906	SGD	Goldman Sachs International	07/14/16	16,651	16,622	29

262,049	ZAR	Standard Chartered Bank	07/14/16	16,651	16,527	124

				840,095	822,807	17,288

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit Default Swaps - Buy Protection [1]

Corporate Issuers:

			IMPLIED CREDIT			UPFRONT
SWAP COUNTERPARTY/	FUND PAYS	TERMINATION	SPREAD AS OF	NOTIONAL		PREMIUMS
REFERENCE OBLIGATION	FIXED RATE (r)	DATE	May 31, 2016 [2]	AMOUNT [3]	VALUE	(PAID)/RECEIVED [4]
Barclays Bank plc:
Iron Mountain, Inc., 5.750%, 08/15/24	5.000% quarterly	12/20/17	0.638%	4,000	(311)	456
Deutsche Bank AG, New York:
Freescale Semiconductor, Inc., 8.050%, 02/01/20	5.000% quarterly	09/20/17	0.123	1,000	(74)	(142)
TRW Automotive, Inc., 7.250%, 03/15/17	1.000% quarterly	12/20/17	0.166	2,825	(42)	(215)

					(427)	99

Centrally Cleared Credit Default Swaps - Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2016 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
CDX.NA.HY.26-V1	5.000% quarterly	06/20/21	4.361%	139,000	(5,177)	4,093
CDX.NA.IG.26-V1	1.000% quarterly	06/20/21	0.772	110,990	(1,440)	1,213

					(6,617)	5,306

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CDO	—	Collateralized Debt Obligation
CDX	—	Credit Derivative Index
CLO	—	Collateralized Loan Obligation
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
EUR	—	Euro
GBP	—	British Pound
GMAC	—	General Motors Acceptance Corp.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2016.
TBA	—	To Be Announced
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
ZAR	—	South African Rand
†	—	Approximately $670,000 of this investment is restricted as collateral for swaps to various brokers.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2016.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2016.
(r)	—	Rates shown are per annum and payments are as described.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of May 31, 2016.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	30,851
Aggregate gross unrealized depreciation	(81,475)

Net unrealized appreciation/depreciation	(50,624)

Federal income tax cost of investments	3,231,373

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and Forward Foreign Currency are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stock
Telecommunication Services	$101	$—	$—	$101
Preferred Stock
Financials	—	—	325	325
Debt Securities
Asset-Backed Securities	—	127,069	203,027	330,096
Collateralized Mortgage Obligations
Agency CMO	—	92,048	—	92,048
Non-Agency CMO	—	83,968	3,063	87,031

Total Collateralized Mortgage Obligations	—	176,016	3,063	179,079

Commercial Mortgage-Backed Securities	—	200,321	35,377	235,698
Convertible Bonds
Consumer Discretionary	—	14,228	—	14,228
Energy	—	8,993	—	8,993
Health Care	—	6,100	—	6,100
Industrials	—	8,284	—	8,284
Information Technology	—	32,531	—	32,531

Total Corporate Bonds	—	70,136	—	70,136

Corporate Bonds
Consumer Discretionary	—	218,177	4,465	222,642
Consumer Staples	—	67,985	—	67,985
Energy	—	24,970	—	24,970
Financials	—	231,587	—	231,587
Health Care	—	74,557	—	74,557
Industrials	—	95,724	432	96,156
Information Technology	—	65,407	—	65,407
Materials	—	79,295	—	79,295
Telecommunication Services	—	123,802	—	123,802
Utilities	—	66,319	—	66,319

Total Corporate Bonds	—	1,047,823	4,897	1,052,720

Foreign Government Securities	—	127,391	—	127,391
Mortgage Pass-Through Securities	—	457,344	—	457,344
Preferred Securities
Financials	—	58,920	—	58,920
Telecommunication Services	—	5,438	—	5,438

Total Preferred Securities	—	64,358	—	64,358

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Loan Assignments
Consumer Discretionary	$—	$17,603	$—	$17,603
Consumer Staples	—	5,547	—	5,547
Energy	—	562	—	562
Financials	—	982	—	982
Health Care	—	2,645	—	2,645
Industrials	—	2,092	—	2,092
Information Technology	—	4,565	—	4,565
Materials	—	750	301	1,051
Telecommunication Services	—	2,356	—	2,356
Utilities	—	781	—	781

Total Loan Assignments	—	37,883	301	38,184

Options Purchased
Payer Options Purchased on Interest Rate Swaps	—	— (a)	—	— (a)
Short-Term Investment
Investment Company	625,317	—	—	625,317

Total Investments in Securities	625,418	2,308,341	246,990	3,180,749

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$17,322	$—	$17,322
Futures Contracts	4,218	—	—	4,218
Swaps	—	145	—	145

Total Appreciation in Other Financial Instruments	$4,218	$17,467	$—	$21,685

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,465)	$—	$(2,465)
Futures Contracts	(304)	—	—	(304)
Swaps	—	(1784)	—	(1,784)

Total Depreciation in Other Financial Instruments	$(304)	$(4,249)	$—	$(4,553)

(a)	Amount rounds to less than $1,000.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers among any levels during the period ended May 31, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2016	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016
Investments in Securities
Asset-Backed Securities	$120,318	$—	$163	$74		$—	$(26,242)	$109,933	$(1,219)	$203,027
Collateralized Mortgage Obligations — Non-Agency CMO	2,976	—	90	4		—	(7)	—	—	3,063
Commercial Mortgage-Backed Securities	33,245	—	(71)	3		—	(1,786)	3,986	—	35,377
Corporate Bonds — Consumer Discretionary	553	(2)	887	—	(a)	—	(334)	3,361	—	4,465
Corporate Bonds — Industrials	963	—	8	(6)		—	—	—	(533)	432
Corporate Bonds — Materials	312	—	—	—		—	—	—	(312)	—
Loan Assignments — Industrials	169	(6)	5	—	(a)	—	(38)	—	(130)	—
Loan Assignments — Materials	266	—	36	—	(a)	—	(1)	—	—	301
Preferred Stock — Financials	—	—	(5)	—		—	—	330	—	325

Total	$158,802	$(8)	$1,113	$75		$—	$(28,408)	$117,610	$(2,194)	$246,990

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price for the period ended May 31, 2016..

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2016, which were valued using significant unobservable inputs (level 3), amounted to approximately $1,080,000.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Unconstrained Debt Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$168,066	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (12.51%)
			Constant Default Rate	0.00% - 38.00% (12.38%)
			Yield (Discount Rate of Cash Flows)	1.47% - 8.04% (4.96%)

Asset-Backed Securities	168,066

	431	Discounted Cash Flow	Constant Prepayment Rate	21.26% (21.26%)
			Constant Default Rate	1.84% (1.84%)
			Yield (Discount Rate of Cash Flows)	10.78% (10.78%)

Collateralized Mortgage Obligations	431

	31,399	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.12% - 199.00% (25.08%)

Commercial Mortgage-Backed Securities	31,399

Total	$199,896

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2016, the value of these investments was approximately $47,094,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction;

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of May 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including credit default to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 9.6%
	New York — 9.6%
	City of New York, Fiscal Year 2006,
5,000	Series I, Subseries I-4, GO, VRDO, LOC: TD Bank N.A., 0.350%, 06/01/16	5,000
4,900	Series I, Subseries I-5, GO, VRDO, LOC: Bank of NY Mellon, 0.350%, 06/01/16	4,900
2,810	City of New York, Fiscal Year 2012, Series D, Subseries D-3A, GO, VRDO, LOC: California Public Employees Retirement System, 0.350%, 06/01/16	2,810
2,450	City of New York, Fiscal Year 2013, Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.390%, 06/01/16	2,450
7,390	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries 2008A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.350%, 06/01/16	7,390
5,000	New York City Industrial Development Agency, 123 Washington LLC Project, Series 2007, Rev., VRDO, LOC: Bank of China, 0.450%, 06/01/16	5,000
10,080	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012, Series A, Subseries A-2, Rev., VRDO, 0.340%, 06/01/16	10,080
7,350	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007, Series CC, Subseries CC-1, Rev., VRDO, 0.380%, 06/01/16	7,350
6,790	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB-2, Rev., VRDO, 0.400%, 06/01/16	6,790
675	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013, Series AA, Subseries AA-1, Rev., VRDO, 0.360%, 06/01/16	675
1,475	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA-3, Rev., VRDO, 0.340%, 06/01/16	1,475
730	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001, Series C, Rev., VRDO, 0.360%, 06/01/16	730
1,600	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.340%, 06/01/16	1,600
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
1,775	Subseries A-4, Rev., VRDO, 0.330%, 06/01/16	1,775
810	Subseries D-4, Rev., VRDO, 0.360%, 06/01/16	810
	New York City Transitional Finance Authority, Future Tax Secured Tax-Exempt Subordinate, Fiscal Year 2015,
3,700	Subseries A-3, Rev., VRDO, 0.350%, 06/01/16	3,700
2,935	Subseries E-4, Rev., VRDO, 0.380%, 06/01/16	2,935
12,855	New York City Transitional Finance Authority, Future Tax Secured Tax-Exempt Subordinate, Fiscal Year 2016, Subseries A-4, Rev., VRDO, 0.380%, 06/01/16	12,855
5,925	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-H, Rev., VRDO, 0.350%, 06/01/16	5,925
7,530	New York State Housing Finance Agency, 160 Madison Avenue Housing, Series A, Rev., VRDO, LOC: PNC Bank, 0.380%, 06/01/16	7,530
1,100	New York State Housing Finance Agency, 605 West 42 Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.450%, 06/01/16	1,100
3,670	Triborough Bridge & Tunnel Authority, Series 2003B, Subseries B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.350%, 06/01/16	3,670
3,350	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series 2003B, Subseries B-3, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.350%, 06/01/16	3,350

	Total Daily Demand Notes (Cost $99,900)	99,900

Municipal Bonds — 6.6%
	New York — 6.6%
4,620	Alfred-Almond Central School District, Allegany and Steuben Counties, GO, BAN, 1.500%, 06/22/16	4,622
2,000	Avon Central School District, Livingston County, GO, BAN, 1.000%, 06/23/16	2,000
3,230	Dundee Central School District, GO, BAN, 1.500%, 06/17/16	3,231
7,250	Fonda-Fultonville Central School District, Fulton and Schoharie Counties, GO, BAN, 2.000%, 08/05/16	7,266

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
	Metropolitan Transportation Authority, Dedicated Tax Fund,
5,000	Series A, Subseries A-1, Rev., BAN, 0.750%, 06/01/16	5,000
5,000	Series A, Subseries A-8, Rev., BAN, 0.750%, 06/01/16	5,000
5,000	Mexico Central School District, Oswego County, GO, BAN, 2.000%, 07/15/16	5,008
6,919	Sidney Central School District, Delware, Chenango and Otsego Counties, GO, BAN, 2.000%, 07/29/16	6,934
2,800	South Seneca Central School District, Seneca and Schuyler Counties, GO, BAN, 2.000%, 08/25/16	2,808
7,862	Southern Cayuga Central School District, Cayuga and Tompkins Counties, Series A, GO, BAN, 2.250%, 06/24/16	7,870
4,150	Thousand Islands Central School District, Jeferson County, GO, BAN, 2.000%, 07/15/16	4,157
3,275	Town of Cornwall, Orange County, GO, BAN, 2.000%, 07/29/16	3,282
2,390	Village of Depew, Erie County, Series 2015A, GO, BAN, 2.000%, 08/25/16	2,397
5,300	Waterford Halfmoon Union Free School District, Saratoga County, GO, BAN, 2.000%, 06/28/16	5,305
3,500	Wilson Central School District, Niagara County, GO, BAN, 1.500%, 06/15/16	3,501

	Total Municipal Bonds (Cost $68,381)	68,381

Weekly Demand Notes — 77.8%
	New York — 77.8%
4,540	Albany Industrial Development Agency, Civic Facility Revenue, CHF-Holland Suites II LLC Project, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.410%, 06/07/16	4,540
2,780	Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.440%, 06/07/16	2,780
2,900	Build NYC Resource Corp., The Asia Society Project, Series 2015, Rev., VRDO, LOC: TD Bank N.A., 0.400%, 06/07/16	2,900
20,550	City of New York, Fiscal Year 2004, Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.460%, 06/07/16	20,550
	City of New York, Fiscal Year 2006,
1,700	Series E, GO, VRDO, LOC: Bank of America N.A., 0.400%, 06/07/16	1,700
530	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.400%, 06/07/16	530
18,500	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.410%, 06/07/16	18,500
5,260	City of New York, Fiscal Year 2008, Series J, Subseries J-8, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.410%, 06/07/16	5,260
175	City of New York, Fiscal Year 2009, Subseries B-3, GO, VRDO, LOC: TD Bank N.A., 0.390%, 06/07/16	175
2,400	City of New York, Fiscal Year 2010, Subseries G-4, GO, VRDO, LIQ: Barclays Bank PLC, 0.420%, 06/07/16	2,400
24,995	City of New York, Fiscal Year 2013, Series A, Subseries A-5, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.400%, 06/07/16	24,995
	City of Syracuse, Industrial Development Agency, Civic Facility, Syracuse University Project,
6,150	Series 2005A, Rev., VRDO, LOC: U.S. Bank N.A., 0.390%, 06/07/16	6,150
17,700	Series 2005B, Rev., VRDO, LOC: U.S. Bank N.A., 0.390%, 06/07/16	17,700
1,175	Dutches County Industrial Development Agency, Marist College Civic Facility, Rev., VRDO, LOC: TD Bank N.A., 0.420%, 06/07/16	1,175
4,145	Franklin County Civic Development Corp., Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.450%, 06/07/16	4,145
850	Franklin County Industrial Development Agency, Civic Facility, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.520%, 06/07/16	850
4,650	Long Island Power Authority, Electric System, Series C, Rev., VRDO, LOC: Barclays Bank plc, 0.400%, 06/07/16	4,650
	Metropolitan Transportation Authority,
2,500	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 06/07/16	2,500
7,920	Subseries G-1G, Rev., VRDO, LOC: TD Bank N.A., 0.400%, 06/07/16	7,920

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
4,500	Subseries G-2, Rev., VRDO, LOC: TD Bank N.A., 0.370%, 06/07/16	4,500
5,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries B-1, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.390%, 06/07/16	5,000
17,400	Nassau County Interim Finance Authority, A Public Benefit Corp., of the State of New York, Sales Tax Secured, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.400%, 06/07/16	17,400
6,610	Nassau Health Care Corp., Subseries B-2, Rev., VRDO, LOC: TD Bank N.A., 0.400%, 06/07/16	6,610
2,400	New York City Health & Hospital Corp., Health System, Series B, Rev., VRDO, LOC: TD BANK N.A., 0.420%, 06/07/16	2,400
14,600	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.410%, 06/07/16	14,600
4,435	New York City Housing Development Corp., Multi-Family Mortgage, Bathgate Avenue Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.430%, 06/07/16	4,435
6,665	New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site C, Series C, Rev., VRDO, AMT, LOC: Citibank N.A., 0.440%, 06/07/16	6,665
5,000	New York City Housing Development Corp., Multi-Family Mortgage, Markham Gardens Apartments, Series A, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 0.410%, 06/07/16	5,000
3,470	New York City Housing Development Corp., Multi-Family Mortgage, The Dorado Apartments, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.410%, 06/07/16	3,470
1,505	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.440%, 06/07/16	1,505
2,500	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.410%, 06/07/16	2,500
10,000	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.430%, 06/07/16	10,000
1,300	New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.450%, 06/07/16	1,300
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008,
6,900	Series B, Subseries B-2, Rev., VRDO, 0.390%, 06/07/16	6,900
5,600	Series B, Subseries B-4, Rev., VRDO, 0.390%, 06/07/16	5,600
5,050	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB, Rev., VRDO, LOC: Royal Bank of Canada, 0.390%, 06/07/16	5,050
5,665	New York City Transitional Finance Authority, New York City Recovery, Series 1, Subseries 1E, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.410%, 06/07/16	5,665
	New York City Trust for Cultural Resources, Metropolitan Museum of Art,
12,950	Subseries A-1, Rev., VRDO, 0.400%, 06/07/16	12,950
600	Subseries A-2, Rev., VRDO, 0.400%, 06/07/16	600
7,565	New York City Trust for Cultural Resources, Refunding, American Musuem Natural History, Series B3, Rev., VRDO, 0.360%, 06/07/16	7,565
9,220	New York City Trust for Cultural Resources, WNYC Radio, Inc., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.370%, 06/07/16	9,220
	New York Liberty Development Corp.,
15,525	Series 2015-XF2146, Rev., VRDO, LIQ: Citibank N.A., 0.440%, 06/07/16 (e)	15,525
7,500	Series 2015-XF2153, Rev., VRDO, LIQ: Citibank N.A., 0.440%, 06/07/16 (e)	7,500
	New York Mortgage Agency, Homeowner Mortgage,
2,700	Series 153, Rev., VRDO, AMT, 0.410%, 06/07/16	2,700
7,000	Series 162, Rev., VRDO, 0.400%, 06/07/16	7,000

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
6,265	New York Municipal Water Finance Authority, Series 2015-ZF0264, Rev., VRDO, TOB, LIQ: TD Bank N.A., 0.430%, 06/07/16 (e)	6,265
	New York State Dormitory Authority,
4,240	Series ROCS-RR-II-R-11559, Rev., VRDO, BHAC, LIQ: Citibank N.A., 0.420%, 06/02/16	4,240
6,175	Series ROCS-RR-II-R-11816, Rev., VRDO, LIQ: Citibank N.A., 0.420%, 06/02/16 (e)	6,175
550	New York State Dormitory Authority, Blythedale Children’s Hospital, Rev., VRDO, LOC: TD Bank N.A., 0.400%, 06/07/16	550
7,355	New York State Dormitory Authority, Catholic Health System, Series 2006A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.450%, 06/07/16	7,355
2,200	New York State Dormitory Authority, City University System, CONS Fifth General Resolution, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.370%, 06/07/16	2,200
10,600	New York State Dormitory Authority, Columbia University, Series B, Rev., VRDO, 0.380%, 06/07/16	10,600
	New York State Dormitory Authority, Cornell University,
3,975	Series 2004A, Rev., VRDO, 0.400%, 06/07/16	3,975
6,500	Series 2004B, Rev., VRDO, 0.400%, 06/07/16	6,500
40,975	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.410%, 06/07/16	40,975
15,670	New York State Dormitory Authority, Fordham University, Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/07/16	15,670
	New York State Dormitory Authority, Long Island University,
5,330	Series A-2, Rev., VRDO, LOC: TD BANK N.A., 0.390%, 06/07/16	5,330
16,300	Series A-2, Rev., VRDO, LOC: TD BANK N.A., 0.390%, 06/07/16	16,300
4,890	New York State Dormitory Authority, Metropolitan Museum of Art, Series B, Rev., VRDO, 0.410%, 06/07/16	4,890
10,000	New York State Dormitory Authority, Rochester University, Series B-1, Rev., VRDO, LOC: Barclays Bank plc, 0.400%, 06/07/16	10,000
7,000	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.390%, 06/07/16	7,000
2,755	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.390%, 06/07/16	2,755
	New York State Dormitory Authority, St. John’s University,
16,025	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 06/07/16	16,025
6,325	Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.390%, 06/07/16	6,325
15,835	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.420%, 06/07/16	15,835
	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project,
10,400	Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.400%, 06/07/16	10,400
2,800	Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.410%, 06/07/16	2,800
5,440	New York State Housing Finance Agency, Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/07/16	5,440
1,150	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.410%, 06/07/16	1,150
5,000	New York State Housing Finance Agency, 205 East 92nd Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.400%, 06/07/16	5,000
1,900	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 0.410%, 06/07/16	1,900
5,000	New York State Housing Finance Agency, 600 West 42nd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.430%, 06/07/16	5,000
2,050	New York State Housing Finance Agency, 625 West 57th Street, Series A-1, Rev., VRDO, LOC: Bank of New York Mellon, 0.370%, 06/07/16	2,050
11,900	New York State Housing Finance Agency, 80 Dekalb Avenue, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.410%, 06/07/16	11,900

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
38,900	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.430%, 06/07/16	38,900
1,450	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.430%, 06/07/16	1,450
4,085	New York State Housing Finance Agency, Clarkstown Maplewood Garden, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.400%, 06/07/16	4,085
18,100	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.430%, 06/07/16	18,100
15,750	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.410%, 06/07/16	15,750
	New York State Housing Finance Agency, Manhattan West Residential Housing,
26,500	Series A, Rev., VRDO, LOC: Bank of China, 0.500%, 06/07/16	26,500
12,500	Series A, Rev., VRDO, LOC: Bank of China, 0.500%, 06/07/16	12,500
14,870	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.440%, 06/07/16	14,870
7,500	New York State Housing Finance Agency, Riverside Center 2 Housing, Series A-3, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/07/16	7,500
46,210	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.430%, 06/07/16	46,210
3,400	New York State Housing Finance Agency, Tribeca Park, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.430%, 06/07/16	3,400
1,500	New York State Housing Finance Agency, Victory Housing, Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.430%, 06/07/16	1,500
1,600	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.430%, 06/07/16	1,600
1,800	New York State Local Government Assistance Corp., Series SG-100, Rev., VRDO, LIQ: Societe Generale N.A., 0.520%, 06/02/16	1,800
10,875	New York State Mortgage Agency, Homeowner Mortgage, Series 129, Rev., VRDO, AMT, 0.410%, 06/07/16	10,875
4,800	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series 2016-XF2279, Rev., VRDO, LIQ: Citibank N.A., 0.420%, 06/07/16 (e)	4,800
5,000	New York State, Housing Finance Agency, 42 & 10 Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.370%, 06/07/16	5,000
2,100	Ramapo State Housing Authority, Spring Valley Homes Project, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.420%, 06/07/16	2,100
8,290	Saratoga County, Industrial Development Agency, Civic Facilities, Saragota Hospital Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.450%, 06/07/16	8,290
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.470%, 06/07/16	5,000
	Tender Option Bond Trust Receipts,
1,460	Rev., VRDO, LIQ: TD Bank N.A., 0.430%, 06/07/16 (e)	1,460
9,955	Series 2015-XF0333, Rev., VRDO, LIQ: Bank of America N.A., 0.470%, 06/07/16 (e)	9,955
8,995	Series 2015-XM0072, Rev., VRDO, LIQ: Bank of America N.A., 0.450%, 06/07/16 (e)	8,995
3,170	Series 2015-ZF0271, Rev., VRDO, LIQ: Royal Bank of Canada, 0.410%, 06/07/16 (e)	3,170
	Triborough Bridge & Tunnel Authority,
2,500	Series 2016-ZM0138, Rev., VRDO, TOB, LIQ: Royal Bank of Canada, 0.410%, 06/07/16 (e)	2,500
3,500	Series 2016-ZM0139, Rev., VRDO, TOB, LIQ: Royal Bank of Canada, 0.410%, 06/07/16 (e)	3,500
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
435	Series 2001B, Rev., VRDO, LOC: State Street Bank &Trust, 0.390%, 06/07/16	435
14,910	Subseries B-3, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.410%, 06/07/16	14,910

	Total Weekly Demand Notes (Cost $810,840)	810,840

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — 5.9%
	Nuveen New York AMT-Free Municipal Income Fund, Inc.
20,000	Series 1, LIQ: Citibank N.A., 0.460%, 06/07/16 # (e)	20,000
4,200	Series 2, LIQ: Citibank N.A., 0.460%, 06/07/16 # (e)	4,200
17,700	Series 3, LIQ: Citibank N.A., 0.460%, 06/07/16 # (e)	17,700
20,000	Nuveen New York Dividend Advantage Municipal Fund, Inc., LIQ: TD Bank N.A., 0.520%, 06/07/16 # (e)	20,000

	Total Variable Rate Demand Preferred Shares (Cost $61,900)	61,900

	Total Investments — 99.9% (Cost $1,041,021) *	1,041,021
	Other Assets in Excess of Liabilities — 0.1%	1,199

	NET ASSETS — 100.0%	$1,042,220

Percentages indicated are based on net assets.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CONS	—	Consolidated Bonds
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TOB	—	Tender Option Bond
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2016.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of May 31, 2016.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2016, in valuing the Portfolio’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,041,021	$—	$1,041,021

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2016.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.4% (t)
	New Jersey — 0.5%
	Other Revenue — 0.5%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	1,080
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,376

	Total New Jersey	2,456

	New York — 97.5%
	Education — 5.5%
2,000	Erie County Industrial Development Agency, School District Project, Series A, Rev., 5.000%, 05/01/23	2,421
2,160	New York State Dormitory Authority, Consolidated City University System, Series A, Rev., NATL-RE-IBC, Bank of New York, 6.000%, 07/01/20	2,481
	New York State Dormitory Authority, New York University,
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,597
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,091
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,238
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,652
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	2,018
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,983
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16	3,515
	New York State Dormitory Authority, School Districts, Building Finance Program,
1,000	Series A, Rev., AGC, 5.000%, 10/01/24	1,117
400	Series F, Rev., NATL-RE, 6.500%, 10/01/20	441
1,050	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,210
1,155	Syracuse City Industrial Development Agency, School District Project, Series A, Rev., AGM, 5.000%, 05/01/21	1,243

		26,007

	General Obligation — 10.8%
	Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, 5.400%, 07/15/16	96
50	GO, NATL-RE, 5.500%, 07/15/17	50
60	GO, NATL-RE, 5.500%, 07/15/18	60
1,000	City of Buffalo, New York, Series B, GO, 5.000%, 11/15/22	1,214
	City of New York, Fiscal Year 2008,
3,985	Series A-1, GO, 5.000%, 08/01/18	4,188
3,000	Series L, Subseries L-1, GO, 5.000%, 04/01/22	3,226
	City of New York, Fiscal Year 2009,
3,000	Series B, Subseries B-1, GO, 5.250%, 09/01/24	3,282
2,000	Series B, Subseries B-1, GO, 5.250%, 09/01/25	2,188
2,000	Subseries H-1, GO, 5.125%, 03/01/24	2,221
1,000	Subseries J-1, GO, 5.000%, 05/15/24	1,114
7,600	City of New York, Fiscal Year 2012, Series A-1, GO, 5.000%, 08/01/28	8,942
2,000	City of New York, Fiscal Year 2014, Subseries D-1, GO, 5.000%, 08/01/28	2,429
3,050	County of Onondaga, Series A, GO, 5.000%, 03/01/24	3,386
2,000	County of Suffolk, Town of Brookhaven, GO, 5.000%, 05/01/27	2,513
	Monroe County, Greece Central School District,
880	Series B, GO, 4.500%, 12/15/21	1,028
765	Series B, GO, 5.000%, 12/15/22	933
500	Series B, GO, 5.000%, 12/15/23	606
1,000	Monroe County, Public Improvement Refunding, Series A, GO, NATL-RE-IBC, 6.000%, 03/01/18	1,085
685	Monroe, Orleans & Genesee Counties, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/17	719
1,000	Nassau County, General Improvement, Series A, GO, 5.000%, 01/01/25	1,232
1,350	Nassau County, Mineola Village, GO, 5.000%, 08/15/23	1,541
80	Nassau County, Unrefunded Balance, Series C, GO, AGM, 5.000%, 07/01/22	86
60	Nassau County, Unrefunded Balance, General Improvement, Series C, GO, AGC, 5.000%, 10/01/24	68

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
	Orange County, Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16	1,052
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,095
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,117
5,000	State of New York, Series A, GO, 5.000%, 02/15/27	5,538

		51,009

	Hospital — 2.1%
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series A-1, Rev., 5.375%, 02/15/21	1,117
3,000	New York State Dormitory Authority, Montefiore Medical Center, Rev., FHA, 5.000%, 08/01/20	3,184
2,000	New York State Dormitory Authority, Mt. Sinai Hospital Obligated Group, Series A, Rev., 5.000%, 07/01/26	2,279
3,000	New York State Dormitory Authority, Municipal Health Facilities Improvement Program, Series 2, Subseries 2-2, Rev., 5.000%, 01/15/21	3,207

		9,787

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
4,290	New York City Industrial Development Agency, New York Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	4,780

	Other Revenue — 24.1%
65	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., 5.000%, 11/15/20	73
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007, Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,083
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,663
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,121
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,667
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,426
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.000%, 07/15/28	3,688
5,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2007, Series C, Subseries C-1, Rev., 5.000%, 11/01/19	5,306
3,250	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series D, Rev., 5.000%, 11/01/25	3,744
1,525	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Subseries C-1, Rev., 5.000%, 11/01/27	1,860
2,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016, Subseries A-1, Rev., 5.000%, 08/01/32	2,457
1,400	New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate, Series I, Subseries I-2, Rev., 5.000%, 11/01/26	1,611
2,500	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Multi-Modal, Series B, Rev., 5.000%, 02/01/27	2,901
	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate,
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/26	1,186
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/27	1,184
	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured,
225	Rev., 5.250%, 11/01/19	255
335	Series B, Rev., 5.000%, 11/01/18	348
1,465	Series B, Rev., 5.000%, 11/01/20	1,523
1,545	Subseries A-1, Rev., 5.000%, 05/01/26	1,728
2,000	New York Convention Center Development Corporation, Hotel Unit Fee, Rev., 5.000%, 11/15/30	2,468
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,113
2,500	Series A, Rev., 5.000%, 04/01/20	2,694
5,000	New York State Dormitory Authority, Court Facilities, Series A, Rev., AMBAC, 5.500%, 05/15/26	6,506
	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center,
1,000	Rev., NATL-RE, 5.500%, 07/01/23	1,252
370	Rev., NATL-RE, 5.750%, 07/01/19	422

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
4,875	Series A2, Rev., 5.000%, 07/01/26	5,291
	New York State Dormitory Authority, State Sales Tax,
2,500	Series A, Rev., 5.000%, 03/15/29	3,079
3,100	Series A, Rev., 5.000%, 03/15/31	3,778
2,000	Series A, Rev., 5.000%, 03/15/32	2,431
2,500	Series B, Rev., 5.000%, 03/15/32	3,092
2,500	Series B, Rev., 5.000%, 03/15/33	3,080
	New York State Dormitory Authority, Unrefunded Balance,
2,415	Series A, Rev., NATL-RE-IBC, Bank of New York, 5.000%, 07/01/20	2,424
320	Series B, Rev., 6.000%, 08/15/16	323
2,550	New York State Environmental Facilities Corp., Master Financing Program, Series C, Rev., 5.000%, 10/15/27	2,914
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., 5.250%, 01/01/23	2,186
3,000	Series B, Rev., 5.250%, 01/01/25	3,277
7,000	Series C, Rev., 5.000%, 01/01/25	7,610
1,500	Series D, Rev., 5.375%, 01/01/21	1,673
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
5,000	Series A, Rev., 5.000%, 10/15/29	6,233
2,500	Series A, Rev., 5.000%, 10/15/30	3,102
530	TSASC, Inc., Tobacco Settlement, Asset-Backed, Rev., 4.750%, 06/01/22	531
	United Nations Development Corp., Senior Lien,
2,000	Series A, Rev., 5.000%, 07/01/22	2,228
1,000	Series A, Rev., 5.000%, 07/01/23	1,112

		113,643

	Prerefunded — 14.2%
15	City of New York, Fiscal Year 2008, Series A-1, GO, 5.000%, 08/01/17 (p)	16
2,380	Dutchess County, Arlington Central School District, Series A, GO, 5.000%, 05/15/19 (p)	2,663
2,000	Long Island Power Authority, Electric System, Series B, Rev., 5.625%, 04/01/19 (p)	2,261
	Metropolitan Transportation Authority, Dedicated Tax Fund,
1,000	Series A, Rev., 5.100%, 11/15/18 (p)	1,104
1,000	Series A, Rev., 5.125%, 11/15/18 (p)	1,105
3,000	Series B, Rev., 5.250%, 11/15/19 (p)	3,443
1,600	Metropolitan Transportation Authority, Transportation, Series C, Rev., 6.250%, 11/15/18 (p)	1,808
920	Nassau County, Series C, GO, AGM, 5.000%, 07/01/18 (p)	999
935	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., 5.000%, 05/15/19 (p)	1,046
4,220	Nassau County, General Improvement, Series C, GO, AGC, 5.000%, 10/01/19 (p)	4,770
3,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series AA, Rev., 5.000%, 06/15/18 (p)	3,256
1,145	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2007, Series B, Rev., 5.000%, 05/01/17 (p)	1,190
85	New York State Dormitory Authority, Series A, Rev., NATL-RE-IBC, Bank of New York, 5.000%, 07/01/16 (p)	85
5	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series B, Rev., 6.000%, 08/15/16 (p)	5
15	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.250%, 02/15/19 (p)	17
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/17 (p)	1,915
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution, Series B, Rev., 5.500%, 10/15/25 (p)	5,448
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
1,500	Series A, Rev., 5.000%, 04/01/18 (p)	1,615
5,000	Series B, Rev., 5.000%, 10/01/17 (p)	5,284
5,695	Series B, Rev., 5.000%, 10/01/18 (p)	6,244
3,780	New York State Thruway Authority, State Personal Income Tax, Transportation Series A, Rev., 5.000%, 09/15/17 (p)	3,989
3,495	New York State Urban Development Corp., State Personal Income Tax, Series A-1, Rev., 5.000%, 12/15/24 (p)	3,723
	Triborough Bridge & Tunnel Authority,
6,305	Series A, Rev., 5.000%, 11/15/17 (p)	6,696

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
565	Series A-2, Rev., 5.000%, 11/15/18 (p)	622
3,985	Series C, Rev., 5.000%, 11/15/18 (p)	4,390
3,085	Subseries D, Rev., 5.000%, 11/15/18 (p)	3,398

		67,092

	Special Tax — 12.5%
	New York State Dormitory Authority, State Personal Income Tax,
1,500	Series A, Rev., 5.000%, 12/15/28	1,831
5,000	Series A, Rev., 5.000%, 03/15/30	6,144
3,985	Series A, Rev., 5.250%, 02/15/23	4,438
2,000	Series B, Rev., 5.000%, 03/15/20	2,223
3,100	Series C, Rev., 5.000%, 03/15/24	3,332
1,715	Series E, Rev., 5.000%, 02/15/29	2,050
1,000	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.000%, 12/15/22	1,110
	New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing,
1,295	Series A, Rev., 5.000%, 03/15/25	1,436
2,890	Series A, Rev., 5.000%, 03/15/26	3,203
2,705	Series A, Rev., 5.000%, 03/15/27	2,997
	New York State Thruway Authority, State Personal Income Tax, Transportation,
2,000	Series A, Rev., 5.000%, 03/15/28	2,310
3,700	Series A, Rev., 5.250%, 03/15/19	4,143
	New York State Urban Development Corp., State Personal Income Tax,
3,000	Series A, Rev., 5.000%, 12/15/17	3,634
2,500	Series A, Rev., 5.000%, 03/15/27	3,095
2,500	Series A, Rev., 5.000%, 03/15/32	3,073
	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment,
1,500	Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,690
3,200	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	4,035
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	6,563
1,505	New York State Urban Development Corp., Unrefunded Balance, State Personal Income Tax, Series A-1, Rev., 5.000%, 12/15/24	1,602

		58,909

	Transportation — 16.6%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
4,000	Series A, Rev., Zero Coupon, 11/15/30	2,652
2,500	Series A, Rev., 5.250%, 11/15/33	3,193
5,000	Subseries B-1, Rev., 5.000%, 11/15/34	6,196
	Metropolitan Transportation Authority, Transportation,
2,550	Series A, Subseries A-1, Rev., 5.000%, 11/15/29	3,119
2,000	Series A-1, Rev., 4.000%, 11/15/33	2,233
2,000	Series A-1, Rev., 5.000%, 11/15/32	2,460
1,500	Subseries C-1, Rev., 5.250%, 11/15/30	1,896
2,000	Subseries D-1, Rev., 5.000%, 11/15/31	2,453
400	Metropolitan Transportation Authority, Unrefunded Balance, Transportation, Series C, Rev., 6.250%, 11/15/23	453
	New York State Thruway Authority,
2,000	Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,134
1,000	Series K, Rev., 5.000%, 01/01/28	1,229
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
6,000	Series A, Rev., 5.000%, 04/01/26	6,849
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,344
2,000	New York State Thruway Authority, Junior Indebtedness, Series 2016A, Rev., 5.000%, 01/01/34	2,407
2,000	New York State Thruway Authority, Local Highway & Bridge Service Contract, Rev., 5.000%, 04/01/19	2,228
3,000	Port Authority of New York & New Jersey, Consolidated 147, Series 147, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	3,104
4,000	Port Authority of New York & New Jersey, Consolidated 151, Series 151, Rev., 5.250%, 09/15/23	4,288
5,000	Port Authority of New York & New Jersey, Consolidated 152, Series 152, Rev., 5.000%, 11/01/22	5,344
2,020	Port Authority of New York & New Jersey, Consolidated 184, Series 184, Rev., 5.000%, 09/01/30	2,481
	Port Authority of New York & New Jersey, Consolidated 185,
1,000	Series 185, Rev., AMT, 5.000%, 09/01/28	1,201
2,000	Series 185, Rev., AMT, 5.000%, 09/01/30	2,388

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
2,000	Port Authority of New York & New Jersey, Consolidated 186, Series 186, Rev., AMT, 5.000%, 10/15/27	2,418
1,000	Port Authority of New York & New Jersey, Consolidated 189, Series 189, Rev., 5.000%, 05/01/30	1,237
	Triborough Bridge & Tunnel Authority,
935	Series A-2, Rev., 5.000%, 11/15/23	1,030
1,010	Series C, Rev., 5.000%, 11/15/21	1,113
1,455	Series C, Rev., 5.000%, 11/15/23	1,602
1,915	Subseries D, Rev., 5.000%, 11/15/23	2,104
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Capital Appreciation,
2,000	Series 2013A, Subseries A, Rev., Zero Coupon, 11/15/30	1,333
3,000	Subseries A, Rev., Zero Coupon, 11/15/32	1,868
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
1,000	Series A, Rev., 5.000%, 11/15/31	1,252
2,000	Series A, Rev., 5.000%, 11/15/33	2,484

		78,093

	Utility — 4.6%
	Long Island Power Authority, Electric System,
5,000	Series A, Rev., AGM, Zero Coupon, 06/01/21	4,603
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/17	1,011
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/21	3,375
2,500	New York State Power Authority, Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,660
	Utility Debt Securitization Authority,
2,500	Rev., 5.000%, 12/15/32	3,122
1,500	Series A, Rev., 5.000%, 12/15/32	1,887
3,000	Series A, Rev., 5.000%, 12/15/33	3,759
1,000	Series TE, Rev., 5.000%, 12/15/30	1,234

		21,651

	Water & Sewer — 6.1%
1,500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series GG, Rev., 5.000%, 06/15/31	1,841
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/25	1,156
6,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series HH, Rev., 5.000%, 06/15/26	7,796
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series EE, Rev., 5.000%, 06/15/28	4,770
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
2,000	Series DD, Rev., 5.000%, 06/15/29	2,470
2,000	Series EE, Rev., 5.000%, 06/15/28	2,479
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution,
1,500	Series A, Rev., 5.000%, 06/15/27	1,881
3,000	Series A, Rev., 5.000%, 06/15/30	3,709
2,000	Series A, Rev., 5.000%, 06/15/33	2,461

		28,563

	Total New York	459,534

	Puerto Rico — 0.4%
	Prerefunded — 0.4%
1,920	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	2,087

	Total Municipal Bonds (Cost $431,442)	464,077

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
1,438	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (Cost $1,438)	1,438

	Total Investments — 98.7% (Cost $432,880)	465,515
	Other Assets in Excess of Liabilities — 1.3%	6,076

	NET ASSETS — 100.0%	$471,591

Percentages indicated are based on net assets.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GO	—	General Obligation
IBC	—	Insured Bond Certificates
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2016.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,656
Aggregate gross unrealized depreciation	(21)

Net unrealized appreciation/depreciation	$32,635

Federal income tax cost of investments	$432,880

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,438	$464,077	$—	$465,515

(a)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2016.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 59.7%
	ABN AMRO Bank N.V.,
39,000	0.630%, 06/23/16	38,985
297,000	0.630%, 06/29/16	296,855
135,000	0.630%, 07/08/16	134,913
200,000	0.640%, 08/15/16	199,734
50,000	0.650%, 08/25/16	49,923
215,000	0.670%, 06/30/16	214,884
521,750	0.698%, 07/14/16	521,316
120,000	0.720%, 07/29/16	119,861
	Australia & New Zealand Banking Group Ltd.,
500,000	0.300%, 06/01/16	500,000
305,000	0.700%, 09/01/16	305,000
	Banco Del Estado De Chile,
100,000	0.600%, 08/15/16	100,000
100,000	0.620%, 06/03/16	100,000
60,000	VAR, 0.789%, 06/25/16	60,000
	Bank of China Ltd.,
140,000	Zero Coupon, 07/05/16	139,904
500,000	0.420%, 06/01/16	500,000
500,000	0.470%, 06/01/16	500,000
260,000	0.470%, 06/01/16	260,000
	Bank of Montreal,
189,530	0.370%, 06/07/16	189,530
400,000	0.430%, 06/27/16	399,876
250,000	0.570%, 07/18/16	250,000
250,000	0.570%, 07/21/16	250,000
200,000	0.570%, 08/08/16	200,000
255,000	VAR, 0.787%, 06/08/16	254,999
110,000	VAR, 0.829%, 06/11/16	110,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
405,000	0.300%, 06/01/16	405,000
781,434	0.300%, 06/01/16	781,434
224,000	0.730%, 06/08/16	224,000
50,000	0.890%, 10/07/16	50,000
	Banque Federative du Credit Mutuel S.A.,
200,000	0.470%, 07/05/16	199,911
400,000	0.630%, 08/12/16	399,497
374,000	0.695%, 06/01/16	374,000
190,000	0.700%, 06/01/16	190,000
250,000	0.740%, 09/06/16	249,503
	BNP Paribas,
589,169	0.300%, 06/01/16	589,169
1,000,000	0.590%, 08/04/16	1,000,000
366,000	0.690%, 07/12/16	366,000
100,000	0.880%, 10/12/16	100,000
	BNP Paribas S.A.,
200,000	0.710%, 08/15/16	199,705
250,000	0.770%, 09/01/16	249,509
100,000	Caisse des Depots et Consignations, 0.630%, 08/25/16	99,851
	Canadian Imperial Bank of Commerce,
249,530	0.370%, 06/02/16	249,530
325,000	0.560%, 08/01/16	325,000
125,000	0.850%, 08/24/16	125,000
	Chiba Bank Ltd.,
50,000	0.610%, 06/10/16	50,000
111,000	0.640%, 07/22/16	111,000
	China Construction Bank Corp.,
500,000	0.420%, 06/01/16	500,000
200,000	0.470%, 06/01/16	200,000
350,000	0.470%, 06/02/16	350,000
315,000	0.480%, 06/01/16	315,000
300,000	0.750%, 07/01/16 (n)	299,813
	Commonwealth Bank of Australia,
300,000	0.650%, 07/05/16	300,000
100,000	0.830%, 08/25/16	100,000
	Cooperatieve Rabobank U.A.,
700,000	0.370%, 06/01/16	700,000
500,000	0.610%, 08/15/16	499,366
590,000	0.630%, 06/08/16	589,928
465,000	0.640%, 08/15/16	464,381
300,000	0.784%, 06/16/16	300,000
100,000	0.787%, 06/09/16	100,000
75,000	0.845%, 08/25/16	74,851
250,000	0.900%, 09/19/16	249,316
	Credit Agricole Corporate and Investment Bank,
1,313,420	0.300%, 06/01/16	1,313,420
407,421	0.300%, 06/01/16	407,421
950,000	0.300%, 06/01/16	950,000
800,000	0.300%, 06/01/16	800,000
150,000	0.670%, 08/01/16	150,000
75,000	0.720%, 06/01/16	75,000
100,000	0.900%, 10/05/16	100,000
330,000	VAR, 0.847%, 06/09/16	330,000
	Credit Industriel et Commercial,
425,000	0.300%, 06/01/16	425,000
999,530	0.300%, 06/01/16	999,530
500,000	0.630%, 08/05/16	500,000
140,000	0.640%, 08/09/16	139,829
160,000	0.650%, 06/03/16	160,000
615,000	0.655%, 08/02/16 (n)	614,307
588,000	0.690%, 06/01/16	588,000
100,000	0.700%, 06/01/16	100,000
283,000	0.900%, 07/25/16	283,000
115,000	0.900%, 11/10/16	115,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
	Credit Suisse AG,
57,000	0.650%, 06/07/16	57,000
200,000	0.800%, 06/01/16	200,000
150,000	VAR, 0.873%, 06/25/16	150,000
150,000	VAR, 0.886%, 06/07/16	150,000
150,000	VAR, 0.889%, 06/04/16	150,000
	Danske Bank A/S,
673,000	0.600%, 07/11/16	672,552
300,000	0.600%, 08/11/16	299,646
	Dexia Credit Local S.A.,
444,000	0.730%, 06/15/16	443,874
275,000	VAR, 0.788%, 06/10/16	275,000
	DNB Bank ASA,
700,000	0.280%, 06/01/16	700,000
800,000	0.430%, 06/27/16	799,752
1,300,000	0.430%, 06/27/16	1,299,596
	DZ Bank AG,
155,000	0.640%, 08/12/16	155,000
99,000	0.750%, 09/07/16	99,000
	HSBC Bank plc,
169,000	0.850%, 07/19/16	169,020
185,000	0.870%, 07/26/16	185,028
	Industrial & Commercial Bank of China Ltd.,
550,000	0.420%, 06/01/16	550,000
417,230	0.480%, 06/01/16	417,230
	ING Bank N.V.,
250,000	0.620%, 08/15/16	250,000
400,000	0.715%, 08/15/16	400,000
200,000	0.720%, 08/08/16	200,000
20,000	0.960%, 11/25/16	20,000
400,000	VAR, 0.657%, 06/09/16	400,000
250,000	VAR, 0.844%, 06/16/16	250,000
	KBC Bank N.V.,
1,975,000	0.300%, 06/01/16	1,975,000
200,000	0.650%, 07/11/16	199,856
200,000	0.715%, 07/06/16	199,861
247,000	0.720%, 06/10/16	246,956
215,000	0.720%, 06/17/16	214,931
200,000	0.720%, 07/07/16	199,856
500,000	0.740%, 08/05/16	499,333
25,000	0.740%, 08/08/16	24,965
375,000	0.750%, 07/28/16	374,556
	Landesbank Hessen-Thueringen Girozentrale,
100,000	0.580%, 07/19/16	100,000
470,000	0.595%, 08/09/16	469,465
200,000	0.600%, 07/05/16	200,000
350,000	0.630%, 06/07/16	349,963
	Mitsubishi UFJ Trust & Banking Corp.,
400,000	0.610%, 08/05/16	400,000
325,000	0.640%, 08/10/16	325,000
200,000	0.640%, 08/15/16	200,000
195,000	0.680%, 06/09/16	194,970
175,000	0.680%, 07/28/16	174,812
200,000	0.680%, 08/15/16	199,717
125,000	0.755%, 08/30/16	124,765
100,000	0.770%, 08/22/16	99,825
255,000	0.770%, 08/29/16	255,000
	Mizuho Bank Ltd.,
250,000	0.610%, 07/11/16	250,000
100,000	0.620%, 07/21/16	100,000
350,000	0.620%, 07/22/16	350,002
300,000	0.680%, 06/02/16	300,000
50,000	0.680%, 06/22/16	50,002
147,000	0.700%, 06/13/16	146,966
90,000	0.700%, 06/15/16	90,000
400,000	0.700%, 07/25/16	400,000
100,000	0.720%, 06/08/16	99,986
115,000	0.720%, 08/02/16	114,858
300,000	0.725%, 06/10/16	299,946
200,000	0.730%, 07/22/16	199,793
50,000	0.760%, 08/26/16	49,909
175,000	0.770%, 07/07/16	174,866
200,000	0.800%, 08/22/16	199,636
100,000	0.800%, 08/25/16	99,812
250,000	0.805%, 08/31/16	249,493
	National Australia Bank Ltd.,
100,000	0.300%, 06/01/16	100,000
359,735	0.300%, 06/01/16	359,735
	Natixis,
234,795	0.900%, 08/31/16	234,795
171,968	0.930%, 10/31/16	171,968
500,000	VAR, 0.667%, 08/04/16	500,000
420,000	VAR, 0.683%, 06/02/16	420,000
1,438,178	Natixis S.A., 0.300%, 06/01/16	1,438,178
	Norinchukin Bank,
500,000	0.550%, 07/27/16	499,573
200,000	0.550%, 08/03/16	200,000
45,000	0.610%, 06/21/16	45,000
100,000	0.610%, 07/20/16	100,000
158,000	0.610%, 07/26/16	158,000
200,000	0.610%, 07/28/16	200,000
300,000	0.610%, 07/29/16	300,000
100,000	0.620%, 08/12/16	99,876
150,000	0.620%, 08/18/16	150,000
119,000	0.640%, 06/10/16	118,981

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
100,000	0.640%, 07/28/16	99,899
200,000	0.640%, 08/10/16	199,751
600,000	0.700%, 08/22/16	600,000
200,000	0.700%, 08/25/16	200,000
175,000	0.750%, 08/19/16	174,713
53,700	0.770%, 07/01/16	53,712
	OP Corporate Bank plc,
80,000	0.680%, 08/12/16	79,891
55,000	0.680%, 08/22/16	54,915
	Oversea-Chinese Banking Corp. Ltd.,
200,000	0.470%, 07/05/16	200,000
200,000	0.565%, 08/04/16	199,998
150,000	0.570%, 07/27/16	150,000
	Rabobank Nederland N.V.,
150,000	0.590%, 08/08/16	149,833
150,000	0.680%, 06/22/16	149,940
140,000	0.830%, 08/23/16	140,000
	Royal Bank of Canada,
500,000	0.280%, 06/01/16	500,000
600,000	0.290%, 06/01/16	600,000
	Skandinaviska Enskilda Banken AB,
1,000,000	0.280%, 06/01/16	1,000,000
999,300	0.280%, 06/01/16	999,300
	Standard Chartered plc,
130,000	0.630%, 08/15/16	130,000
270,000	0.640%, 07/13/16	270,000
100,000	0.640%, 08/08/16	100,000
725,000	0.665%, 07/15/16	724,412
424,000	0.665%, 07/20/16	423,617
275,000	0.675%, 07/29/16	274,701
180,000	0.700%, 07/12/16	179,857
	State Street Bank & Trust Co.,
500,000	VAR, 0.645%, 06/11/16	500,000
200,000	VAR, 0.804%, 06/14/16	200,000
	Sumitomo Mitsui Banking Corp.,
110,000	0.620%, 07/21/16	110,000
150,000	0.650%, 06/17/16	149,957
190,000	0.650%, 07/01/16	189,897
400,000	0.650%, 07/25/16	399,610
240,000	0.650%, 08/05/16	239,719
450,000	0.650%, 08/10/16	450,000
500,000	0.650%, 08/15/16	500,000
125,000	0.680%, 07/07/16	125,000
150,000	0.680%, 07/11/16	150,000
110,000	0.700%, 07/18/16	109,900
300,000	0.710%, 08/22/16	300,000
149,700	0.750%, 08/25/16	149,700
	Sumitomo Mitsui Trust Bank Ltd.,
499,530	0.380%, 06/01/16	499,530
151,000	0.530%, 07/25/16	150,880
168,000	0.685%, 06/10/16	167,971
275,000	0.720%, 08/10/16	275,000
124,000	0.725%, 08/08/16	123,831
299,100	0.730%, 08/16/16	299,100
200,000	0.730%, 08/26/16	199,652
200,000	0.735%, 08/22/16	199,666
199,000	0.820%, 07/14/16	198,806
100,000	0.900%, 10/14/16	100,000
150,000	0.920%, 11/16/16	149,359
225,000	Svenska Handelsbanken AB, 0.655%, 06/24/16	225,001
	Toronto-Dominion Bank,
400,000	0.430%, 06/20/16	399,909
250,000	0.470%, 07/20/16	249,840
470,000	0.470%, 07/20/16	469,700
	UBS AG,
50,000	0.910%, 11/07/16	50,000
174,000	VAR, 0.817%, 06/08/16	174,000
10,000	VAR, 0.836%, 06/05/16	10,000
	Wells Fargo Bank N.A.,
225,000	VAR, 0.793%, 06/21/16	225,057
128,700	VAR, 1.005%, 06/10/16	128,700

	Total Certificates of Deposit (Cost $64,244,279)	64,244,279

Commercial Paper — 24.9% (n)
	ABN AMRO Funding USA LLC,
50,000	0.591%, 08/05/16 (e)	49,947
52,000	0.611%, 07/11/16 (e)	51,965
48,000	0.621%, 06/21/16 (e)	47,984
90,000	0.621%, 07/05/16 (e)	89,947
148,000	0.631%, 08/02/16 (e)	147,839
68,000	0.682%, 08/09/16 (e)	67,911
15,000	0.682%, 08/11/16 (e)	14,980
484,730	Agricultural Bank of China Ltd., 0.470%, 06/01/16 (e)	484,730
154,957	Albion Capital LLC, 0.500%, 06/20/16 (e)	154,916
	Antalis S.A.,
46,950	0.400%, 06/07/16 (e)	46,947
22,260	0.681%, 07/07/16 (e)	22,245
	ANZ New Zealand (Int’l) Ltd.,
200,000	0.571%, 08/04/16 (e)	199,797
31,895	0.631%, 08/05/16 (e)	31,859
	Atlantic Asset Securitization LLC,
100,000	0.440%, 06/20/16 (e)	99,977
150,000	0.547%, 07/26/16 (e)	149,875
100,000	0.601%, 07/05/16 (e)	99,943

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
150,000	0.601%, 08/02/16 (e)	149,845
50,000	0.601%, 08/05/16 (e)	49,946
100,000	VAR, 0.663%, 08/04/16 (e)	100,000
100,000	VAR, 0.663%, 08/04/16 (e)	100,000
	Australia & New Zealand Banking Group Ltd.,
200,000	0.551%, 08/09/16 (e)	199,789
659,400	VAR, 0.837%, 06/03/16 (e)	659,400
	Bank Nederlandse Gemeenten N.V.,
189,308	0.390%, 06/01/16 (e)	189,308
300,000	0.390%, 06/02/16 (e)	299,997
230,000	0.450%, 06/30/16 (e)	229,917
190,000	0.692%, 08/31/16 (e)	189,668
	Bank of Nova Scotia,
190,000	VAR, 0.787%, 06/12/16 (e)	190,000
400,000	VAR, 0.789%, 06/09/16 (e)	400,000
	Barton Capital S.A.,
2,425	0.350%, 06/01/16 (e)	2,425
25,000	0.551%, 07/20/16 (e)	24,981
50,000	0.611%, 08/02/16 (e)	49,948
25,000	0.611%, 08/11/16 (e)	24,970
100,000	0.621%, 07/05/16 (e)	99,941
100,000	0.621%, 07/07/16 (e)	99,938
45,000	0.621%, 07/28/16 (e)	44,956
25,000	0.621%, 08/15/16 (e)	24,968
75,000	0.621%, 08/18/16 (e)	74,899
175,000	VAR, 0.653%, 08/04/16 (e)	175,000
100,000	Bedford Row Funding Corp., VAR, 0.789%, 06/10/16 (e)	100,000
	BNP Paribas,
500,000	0.410%, 06/13/16 (e)	499,932
500,000	0.611%, 06/14/16 (e)	499,890
50,000	0.692%, 07/12/16	49,961
308,000	0.702%, 07/11/16 (e)	307,760
75,102	BNP Paribas Fortis S.A., 0.290%, 06/01/16	75,102
	BPCE S.A.,
300,000	0.671%, 07/01/16 (e)	299,833
100,000	0.671%, 07/07/16 (e)	99,933
440,000	0.757%, 09/01/16 (e)	439,151
45,000	0.894%, 10/03/16 (e)	44,862
15,000	CAFCO LLC, 0.793%, 08/22/16 (e)	14,973
	Caisse Centrale Desjardins,
49,000	0.500%, 07/05/16 (e)	48,977
100,000	0.631%, 08/22/16 (e)	99,856
163,000	Caisse des Depots et Consignations, 0.601%, 06/01/16 (e)	163,000
	Cancara Asset Securitisation LLC,
15,000	0.601%, 07/05/16 (e)	14,991
480,000	0.601%, 07/06/16 (e)	479,720
50,000	0.601%, 07/07/16 (e)	49,970
37,000	0.601%, 07/18/16 (e)	36,971
115,750	0.601%, 08/01/16 (e)	115,632
150,000	0.601%, 08/03/16 (e)	149,843
165,000	0.601%, 08/04/16 (e)	164,824
50,039	Cedar Springs Capital Co. LLC, 0.661%, 06/06/16 (e)	50,034
23,000	Charta Corp., 0.601%, 08/24/16 (e)	22,968
	Chevron Corp.,
150,000	0.551%, 07/18/16 (e)	149,892
300,000	0.551%, 07/19/16 (e)	299,780
50,000	CRC Funding LLC, 0.571%, 08/04/16 (e)	49,949
151,134	Credit Agricole Corporate and Investment Bank, 0.300%, 06/01/16	151,134
200,000	Crown Point Capital Co. LLC, Series A,VAR, 0.954%, 09/06/16 (e)	200,000
	Danske Corp.,
71,000	0.576%, 07/18/16 (e)	70,947
130,000	0.596%, 08/15/16 (e)	129,839
	DBS Bank Ltd.,
100,000	0.420%, 06/06/16 (e)	99,994
356,000	0.420%, 06/09/16 (e)	355,967
65,000	0.420%, 06/10/16 (e)	64,993
75,000	0.500%, 07/05/16 (e)	74,964
200,000	0.505%, 07/06/16 (e)	199,902
75,000	0.530%, 07/22/16 (e)	74,944
80,000	0.591%, 07/14/16 (e)	79,944
111,000	Dexia Credit Local S.A., 0.904%, 09/13/16	110,711
	DNB Bank ASA,
430,000	0.606%, 06/21/16 (e)	429,855
185,275	0.606%, 06/22/16 (e)	185,210
107,000	0.651%, 06/27/16 (e)	106,950
400,000	0.652%, 06/24/16 (e)	399,834
140,000	Erste Abwicklungsanstalt, 0.661%, 08/26/16 (e)	139,779
168,530	European Investment Bank, 0.370%, 06/01/16	168,530
35,000	Fairway Finance Co. LLC, 0.470%, 07/18/16 (e)	34,979
	General Electric Co.,
350,000	0.370%, 06/01/16	350,000
313,049	0.390%, 06/09/16	313,022
	Gotham Funding Corp.,
70,000	0.500%, 07/12/16 (e)	69,960
83,200	0.581%, 08/04/16 (e)	83,114
125,000	0.591%, 07/11/16 (e)	124,918
235,000	HSBC Bank plc, VAR, 0.817%, 06/12/16 (e)	235,000
226,045	Industrial & Commercial Bank of China Ltd., 0.420%, 06/01/16 (e)	226,045

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
	ING U.S. Funding LLC,
167,000	0.672%, 06/10/16	166,972
81,000	0.702%, 08/03/16	80,901
125,000	0.702%, 08/11/16	124,827
516,000	0.712%, 08/25/16	515,135
100,000	0.844%, 08/09/16	99,839
38,700	0.854%, 08/17/16	38,630
75,000	0.899%, 10/03/16	74,769
69,000	Intercontinental Exchange, Inc., 0.551%, 07/01/16 (e)	68,968
	Kells Funding LLC,
25,000	0.591%, 07/12/16 (e)	24,983
100,000	0.591%, 07/13/16 (e)	99,931
150,000	0.591%, 07/25/16 (e)	149,867
120,000	0.591%, 08/03/16 (e)	119,876
49,650	0.591%, 08/05/16 (e)	49,597
133,000	0.591%, 08/11/16 (e)	132,845
97,000	0.601%, 07/28/16 (e)	96,908
100,000	0.611%, 06/01/16 (e)	100,000
200,000	0.611%, 06/02/16 (e)	199,997
115,000	0.611%, 06/02/16 (e)	114,998
200,000	0.611%, 06/08/16 (e)	199,976
125,000	0.616%, 08/02/16 (e)	124,868
110,000	0.641%, 07/08/16 (e)	109,928
239,000	0.651%, 07/14/16 (e)	238,815
	Landesbank Hessen-Thueringen Girozentrale,
30,000	0.500%, 06/16/16 (e)	29,994
20,000	0.601%, 06/20/16 (e)	19,993
200,000	0.601%, 08/01/16 (e)	199,797
	Lexington Parker Capital Co. LLC,
50,000	0.420%, 06/14/16 (e)	49,992
30,000	0.430%, 06/02/16 (e)	30,000
50,000	0.430%, 06/03/16 (e)	49,999
	Liberty Street Funding LLC,
50,000	0.601%, 06/07/16 (e)	49,995
11,000	0.611%, 06/02/16 (e)	11,000
	LMA Americas LLC,
30,000	0.500%, 07/05/16 (e)	29,986
40,000	0.601%, 07/20/16 (e)	39,967
75,000	0.611%, 08/02/16 (e)	74,921
30,000	0.621%, 08/03/16 (e)	29,967
77,000	0.631%, 06/13/16 (e)	76,984
77,000	0.641%, 06/02/16 (e)	76,999
	Macquarie Bank Ltd.,
31,840	0.626%, 06/06/16 (e)	31,837
150,000	0.631%, 06/15/16 (e)	149,963
184,000	0.631%, 06/17/16 (e)	183,949
135,000	0.631%, 06/20/16 (e)	134,955
90,000	MetLife Short Term Funding LLC, 0.601%, 07/29/16 (e)	89,913
100,000	Mitsubishi UFJ Trust & Banking Corp., 0.661%, 08/12/16 (e)	99,868
	Mont Blanc Capital Corp.,
50,187	0.611%, 06/10/16 (e)	50,179
40,217	0.611%, 08/05/16 (e)	40,173
175,000	National Bank of Canada, VAR, 0.813%, 06/23/16 (e)	175,000
10,000	Nationwide Building Society, 0.651%, 08/25/16 (e)	9,985
128,000	Natixis, 0.935%, 10/31/16	127,497
115,000	Nederlandse Waterschapsbank N.V., 0.616%, 06/14/16 (e)	114,975
	Nieuw Amsterdam Receivables Corp.,
98,091	0.511%, 06/17/16 (e)	98,069
100,000	0.571%, 08/03/16 (e)	99,900
195,000	0.601%, 06/09/16 (e)	194,974
121,988	0.601%, 08/16/16 (e)	121,834
	NRW Bank,
500,000	0.370%, 06/10/16 (e)	499,954
905,000	0.399%, 06/09/16 (e)	904,920
500,000	0.408%, 06/08/16 (e)	499,960
500,000	0.445%, 06/07/16 (e)	499,963
500,000	0.455%, 07/15/16 (e)	499,722
450,000	0.556%, 08/04/16 (e)	449,556
	Ontario Teachers’ Finance Trust,
125,000	0.752%, 06/24/16 (e)	124,940
15,000	0.752%, 06/29/16 (e)	14,991
78,050	Rabobank Nederland N.V., 0.657%, 07/18/16	77,983
	Regency Markets No. 1 LLC,
93,080	0.370%, 06/02/16 (e)	93,079
49,557	0.440%, 06/14/16 (e)	49,549
25,000	Ridgefield Funding Co. LLC, Series A1,0.712%, 08/15/16 (e)	24,963
	Skandinaviska Enskilda Banken AB,
440,000	0.651%, 07/06/16 (e)	439,722
61,650	0.662%, 07/11/16 (e)	61,605
378,000	0.834%, 09/22/16 (e)	377,015
50,000	0.854%, 10/24/16 (e)	49,829
1,225,000	Societe Generale S.A., 0.576%, 07/18/16 (e)	1,224,080
250,000	Sumitomo Mitsui Banking Corp., 0.722%, 08/29/16 (e)	249,555
203,950	Svenska Handelsbanken AB, 0.651%, 07/05/16 (e)	203,825
68,755	Toronto-Dominion Holdings USA, Inc., 0.631%, 06/24/16 (e)	68,727
50,000	Toyota Credit Canada, Inc., 0.621%, 08/08/16	49,941

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
	Versailles Commercial Paper LLC,
100,000	0.641%, 06/09/16 (e)	99,986
98,000	0.671%, 07/01/16 (e)	97,945
125,000	0.671%, 07/06/16 (e)	124,919
	Victory Receivables Corp.,
150,000	0.581%, 07/25/16 (e)	149,869
190,000	0.591%, 07/11/16 (e)	189,875
105,000	0.611%, 07/05/16 (e)	104,940
100,000	Westpac Banking Corp., VAR, 0.804%, 06/13/16 (e)	100,000
57,530	Working Capital Management Co. LP, 0.460%, 06/03/16 (e)	57,529

	Total Commercial Paper (Cost $26,763,334)	26,763,334

Corporate Notes — 1.5%
	Financials — 1.5%
	Banks — 1.5%
790,000	Royal Bank of Canada, VAR, 0.749%, 07/13/16 (e)	790,000
785,000	Wells Fargo Bank N.A., VAR, 0.754%, 06/17/16	785,000

	Total Corporate Notes (Cost $1,575,000)	1,575,000

Repurchase Agreements — 5.4%
686,142	Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.310%, dated 05/31/16, due 06/01/16, repurchase price $686,148. [1]	686,142
100,000	BNP Paribas Securities Corp., 0.880%, dated 05/31/16, due 06/13/16, repurchase price $100,032, collateralized by Asset-Backed Securities, 0.000% - 5.884%, due 07/15/25 - 03/15/42, Collateralized Mortgage Obligations, 0.636% - 6.250%, due 03/25/35 - 10/25/46, Corporate Bonds, 4.375%, due 05/20/23, Federal Home Loan Mortgage Corporation, 3.089% - 7.589%, due 07/25/23 - 04/25/28, Federal National Mortgage Association Connecticut Avenue Securities, 3.446%, due 07/25/24 and Sovereign Government Securities, 4.875% - 8.250%, due 04/2219 - 04/22/26, with a value of $108,000.	100,000
175,000	Citigroup Global Markets, Inc., 1.119%, dated 05/31/16, due 07/20/16, repurchase price $175,272, collateralized by Asset-Backed Securities, 0.000% - 6.632%, due 02/15/34 - 11/25/51, with a value of $189,000.	175,000
175,000	Citigroup Global Markets, Inc., 1.119%, dated 05/31/16, due 07/20/16, repurchase price $175,272, collateralized by Corporate Bonds, 0.000% - 15.000%, due 07/15/16 - 12/01/37, Corporate Notes, 0.000% - 8.875%, due 05/01/17 - 12/29/49, Municipal Debt Securities, 0.000%, due 09/01/22 and Sovereign Government Securities, 0.000% - 13.625%, due 01/17/17 - 04/22/46, with a value of $189,000.	175,000
250,000	Credit Suisse First Boston USA, Inc., 0.630%, dated 05/31/16, due 06/02/16, repurchase price $250,009, collateralized by Collateralized Mortgage Obligations, 3.500% - 6.142%, due 03/27/34 - 10/25/57, with a value of $270,002.	250,000
1,122,000	Credit Suisse First Boston USA, Inc., 1.224%, dated 05/31/16, due 07/05/16, repurchase price $1,123,336, collateralized by Collateralized Mortgage Obligations, 0.000% - 15.111%, due 12/27/18 - 01/15/59, with a value of $1,211,765.	1,122,000
230,000	HSBC Securities USA, Inc., 0.380%, dated 05/31/16, due 06/01/16, repurchase price $230,002, collateralized by Asset-Backed Securities, 0.834% - 4.690%, due 02/15/18 - 06/17/30, Corporate Bonds, 1.200% - 14.000%, due 03/01/17 - 12/29/49, Corporate Notes, 1.500% - 6.125%, due 10/07/17 - 12/09/45 and Sovereign Government Securities, 3.375% - 7.500%, due 09/26/16 - 09/18/37, with a value of $247,616.	230,000
50,000	HSBC Securities USA, Inc., 0.380%, dated 05/31/16, due 06/01/16, repurchase price $50,001, collateralized by Corporate Bonds, 0.000% - 8.750%, due 01/15/20 - 09/24/73, with a value of $52,504.	50,000
545,000	Merrill Lynch PFS, Inc., 0.870%, dated 05/31/16, due 06/01/16, repurchase price $545,013, collateralized by Asset-Backed Securities, 0.000% - 9.250%, due 09/01/17 - 05/25/55, Collateralized Mortgage Obligations, 0.000% - 7.054%, due 02/15/28 - 05/11/63, Commercial Paper, 0.000%, due 06/02/16, Corporate Bonds, 6.250% - 6.500%, due 03/01/24 - 05/12/26, Corporate Notes, 3.375%, due 05/12/21, with a value of $581,596.	545,000
450,000	Merrill Lynch PFS, Inc., 1.050%, dated 05/31/16, due 07/05/16, repurchase price $450,459, collateralized by Asset-Backed Securities, 0.000% - 7.750%, due 10/15/19 - 04/25/55, Collateralized Mortgage Obligations, 0.000% - 6.900%, due 01/15/28 - 06/25/58, Corporate Bonds, 0.000% - 14.000%, due 12/30/16 - 01/01/49, Corporate Notes, 7.431%, due 01/01/49, with a value of $479,040.	450,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
625,000	Merrill Lynch PFS, Inc., 1.050%, dated 05/31/16, due 07/05/16, repurchase price $625,638, collateralized by Asset-Backed Securities, 0.000% - 7.533%, due 01/13/18 - 07/25/60, Collateralized Mortgage Obligations, 0.000% - 6.200%, due 05/15/17 - 08/25/55, with a value of $675,000.	625,000
475,000	Merrill Lynch PFS, Inc., 1.050%, dated 05/31/16, due 07/05/16, repurchase price $475,485, collateralized by Asset-Backed Securities, 0.000% - 9.125%, due 01/02/17 - 11/19/52, Collateralized Mortgage Obligations, 0.000% - 10.125%, due 08/25/16 - 08/25/55, Corporate Bonds, 0.000% - 11.500%, due 07/15/16 - 01/01/99, with a value of $513,000.	475,000
200,000	Royal Bank of Canada, 0.400%, dated 05/31/16, due 06/07/16, repurchase price $200,016, collateralized by Federal Home Loan Mortgage Corporation, 2.629% - 6.049%, due 12/01/35 - 04/01/46, Federal National Mortgage Association, 2.230% - 4.000%, due 05/01/26 - 05/01/46 and Government National Mortgage Association, 3.000% - 5.000%, due 10/20/39 - 04/20/46, with a value of $204,008.	200,000
400,000	Societe Generale S.A., 0.380%, dated 05/31/16, due 06/01/16, repurchase price $400,004, collateralized by Corporate Bonds, 2.950% - 7.625%, due 07/23/19 - 11/15/45, Corporate Notes, 1.433% - 7.625%, due 12/15/17 - 10/23/24 and Sovereign Government Securities, 3.250% - 7.750%, due 09/26/16 - 02/17/45, with a value of $420,022.	400,000
200,000	Wells Fargo Securities, LLC, 0.570%, dated 05/31/16, due 06/07/16, repurchase price $200,022, collateralized by Asset-Backed Securities, 0.000% - 6.985%, due 07/20/18 - 04/18/52 and Collateralized Mortgage Obligations, 0.000% - 6.000%, due 03/15/30 - 04/15/50, with a value of $216,024.	200,000
175,000	Wells Fargo Securities, LLC, 0.570%, dated 05/31/16, due 06/07/16, repurchase price $175,019, collateralized by Collateralized Mortgage Obligations, 0.000% - 6.000%, due 10/25/25 - 01/17/59 and Corporate Bonds, 6.500% - 9.500%, due 04/01/19 - 04/01/46, with a value of $189,022.	175,000

	Total Repurchase Agreements (Cost $5,858,142)	5,858,142

Time Deposits — 7.9%
1,175,000	Australia & New Zealand Banking Group Ltd., 0.380%, 06/02/16	1,175,000
800,000	Bank of Montreal, 0.380%, 06/03/16	800,000
300,000	Citibank N.A., 0.370%, 06/01/16	300,000
1,000,000	Cooperatieve Rabobank U.A., 0.380%, 06/01/16	1,000,000
600,000	DNB Bank ASA, 0.370%, 06/01/16	600,000
2,500,000	Nordea Bank Finland plc, 0.370%, 06/02/16	2,500,000
699,530	Skandinaviska Enskilda Banken AB, 0.370%, 06/01/16	699,530
1,399,530	Swedbank AB, 0.370%, 06/01/16	1,399,530

	Total Time Deposits (Cost $8,474,060)	8,474,060

U.S. Treasury Obligations — 1.5%
	U.S. Treasury Notes — 1.5%
350,000	0.625%, 11/15/16	350,006
700,000	0.875%, 11/30/16	700,855
102,000	2.750%, 11/30/16	103,100
517,733	4.625%, 11/15/16	527,130

	Total U.S. Treasury Obligations (Cost $1,681,091)	1,681,091

Weekly Demand Notes — 0.1%
	New Jersey — 0.1%
67,745	Jets Stadium Development LLC, Series A-4A, VAR, LOC: Sumitomo Mitsui Banking, 0.450%, 06/07/16 (e)	67,745
49,515	Jets Stadium Finance Issuer 2015 LLC, VAR, LOC: Sumitomo Mitsui Banking, 0.450%, 06/07/16 (e)	49,515

	Total Weekly Demand Notes (Cost $117,260)	117,260

	Total Investments — 101.0% (Cost $108,713,166) *	108,713,166
	Liabilities in Excess of Other Assets — (1.0)%	(1,065,820)

	NET ASSETS — 100.0%	$107,647,346

Percentages indicated are based on net assets.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

LOC	—	Letter of Credit
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Additional Investment Information:

[1]	Agency Joint Trading Account I — At May 31, 2016, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of June 1, 2016, as follows

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
Prime Money Market Fund	$686,142	$686,148	$700,315

Repurchase Agreements — At May 31, 2016, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows

Counterparty	Interest Rate	Prime Money Market Fund
Societe Generale S.A.	0.310%	$64,578
Wells Fargo Bank N.A.	0.310%	113,012
Wells Fargo Securities, LLC	0.310%	508,552
Total		$686,142

At May 31, 2016, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corporation	0.733% to 7.500%	09/15/22 to 05/01/46
Federal National Mortgage Association	0.739% to 6.000%	09/01/20 to 04/01/46
Government National Mortgage Association	2.500% to 8.500%	02/15/17 to 08/20/59
U.S. Treasury Securities	0.125% to 2.500%	04/15/17 to 02/15/46

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2016, in valuing the Portfolio’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$ —	$108,713,166	$—	$108,713,166

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2016.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 3.5%
	American Credit Acceptance Receivables Trust,
148,562	Series 2013-1, Class C, 3.520%, 02/15/19 (e)	148,978
123,491	Series 2016-1A, Class A, 2.370%, 05/12/20 (e)	123,686
	American Homes 4 Rent Trust,
116,894	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	123,502
243,821	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	256,492
137,278	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	141,774
230,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 09/08/20	232,631
98,599	B2R Mortgage Trust, Series 2015-2, Class A, 3.336%, 11/15/48 (e)	100,037
230,998	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	230,305
89,446	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	89,519
92,467	Carnow Auto Receivables Trust, Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	92,269
120,000	Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class B, 1.780%, 06/17/19 (e)	120,008
139,710	Citi Held For Asset Issuance, Series 2016-PM1, Class A, 4.650%, 04/15/25 (e)	140,737
119,380	CPS Auto Receivables Trust, Series 2016-A, Class B, 3.340%, 05/15/20 (e)	119,622
	Drive Auto Receivables Trust,
165,000	Series 2015-AA, Class C, 3.060%, 05/17/21 (e)	166,183
155,000	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	155,253
156,000	Series 2016-AA, Class B, 3.170%, 05/15/20 (e)	157,942
	DT Auto Owner Trust,
153,480	Series 2014-2A, Class C, 2.460%, 01/15/20 (e)	153,258
130,000	Series 2015-3A, Class B, 2.460%, 11/15/19 (e)	129,265
95,000	Series 2016-1A, Class B, 2.790%, 05/15/20 (e)	94,798
	Exeter Automobile Receivables Trust,
220,000	Series 2015-3A, Class B, 3.590%, 08/16/21 (e)	220,304
175,000	Series 2016-2A, Class A, 2.210%, 07/15/20 (e)	174,984
225,000	Flagship Credit Auto Trust, Series 2013-2, Class B, 3.210%, 08/15/19 (e)	227,479
200,000	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class BT1, 3.192%, 10/15/46 (e)	199,766
	Nationstar HECM Loan Trust,
72,028	Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	72,014
66,683	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	66,569
165,000	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T4, Class AT4, 3.196%, 11/15/47 (e)	164,180
	Ocwen Master Advance Receivables Trust,
100,000	Series 2015-T1, Class CT1, 3.524%, 09/17/46 (e)	99,910
122,000	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	121,978
100,000	OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A, 4.210%, 05/17/20 (e)	99,994
	OneMain Financial Issuance Trust,
150,000	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	150,171
145,000	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	144,561
238,897	Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	239,172
124,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T3, Class AT3, 2.920%, 07/15/47 (e)	124,171
200,000	United Auto Credit Securitization Trust, Series 2016-1, Class B, 2.730%, 05/15/18 (e)	200,034
207,685	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	204,596
157,385	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	155,265

	Total Asset-Backed Securities (Cost $5,426,913)	5,441,407

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 8.5%
	Consumer Discretionary — 0.7%
	Auto Components — 0.1%
75,000	Johnson Controls, Inc., 3.625%, 07/02/24	77,087

	Automobiles — 0.1%
80,000	Daimler Finance North America LLC, 8.500%, 01/18/31	127,145
80,000	Ford Motor Co., 6.500%, 08/01/18	87,270

		214,415

	Internet & Catalog Retail — 0.0% (g)
3,000	Amazon.com, Inc., 3.300%, 12/05/21	3,199

	Media — 0.2%
	21st Century Fox America, Inc.,
5,000	6.900%, 03/01/19	5,664
4,000	8.875%, 04/26/23	5,341
80,000	CBS Corp., 3.375%, 03/01/22	82,699
95,000	Historic TW, Inc., 6.625%, 05/15/29	118,588
75,000	NBCUniversal Media LLC, 4.375%, 04/01/21	83,200
	Viacom, Inc.,
50,000	3.250%, 03/15/23	48,298
5,000	3.875%, 04/01/24	4,980

		348,770

	Multiline Retail — 0.2%
75,000	Macy’s Retail Holdings, Inc., 3.875%, 01/15/22	74,828
160,000	Target Corp., 2.500%, 04/15/26	159,166

		233,994

	Specialty Retail — 0.1%
50,000	Advance Auto Parts, Inc., 4.500%, 01/15/22	52,901
50,000	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	49,468
	Lowe’s Cos., Inc.,
5,000	3.800%, 11/15/21	5,440
75,000	6.500%, 03/15/29	99,742

		207,551

	Total Consumer Discretionary	1,085,016

	Consumer Staples — 0.3%
	Beverages — 0.1%
65,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	67,547
	Anheuser-Busch InBev Worldwide, Inc.,
75,000	5.375%, 01/15/20	83,969
5,000	7.750%, 01/15/19	5,763
4,000	Beam Suntory, Inc., 1.875%, 05/15/17	4,015
19,000	Brown-Forman Corp., 4.500%, 07/15/45	20,824

		182,118

	Food & Staples Retailing — 0.1%
80,000	Kroger Co. (The), 5.400%, 07/15/40	91,299
75,000	Walgreen Co., 3.100%, 09/15/22	75,763
50,000	Wal-Mart Stores, Inc., 5.875%, 04/05/27	64,339

		231,401

	Food Products — 0.1%
5,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	5,866
	ConAgra Foods, Inc.,
79,000	3.200%, 01/25/23	79,817
5,000	3.250%, 09/15/22	5,089

		90,772

	Total Consumer Staples	504,291

	Energy — 1.1%
	Energy Equipment & Services — 0.1%
50,000	Ensco plc, (United Kingdom), 5.200%, 03/15/25	33,225
	Halliburton Co.,
5,000	3.250%, 11/15/21	5,127
75,000	4.750%, 08/01/43	74,463
100,000	National Oilwell Varco, Inc., 2.600%, 12/01/22	89,022
50,000	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	52,661
2,000	Transocean, Inc., (Cayman Islands), 7.125%, 12/15/21	1,475

		255,973

	Oil, Gas & Consumable Fuels — 1.0%
50,000	Anadarko Petroleum Corp., 8.700%, 03/15/19	56,431
	Apache Corp.,
75,000	3.625%, 02/01/21	76,577
2,000	6.900%, 09/15/18	2,172
85,000	BP Capital Markets plc, (United Kingdom), 2.750%, 05/10/23	83,657
50,000	Buckeye Partners LP, 4.150%, 07/01/23	48,283
40,000	Canadian Natural Resources Ltd., (Canada), 3.900%, 02/01/25	36,921
100,000	ConocoPhillips, 5.900%, 10/15/32	110,065

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Devon Energy Corp.,
5,000	2.250%, 12/15/18	4,799
50,000	3.250%, 05/15/22	45,321
4,000	Energy Transfer Partners LP, 3.600%, 02/01/23	3,646
50,000	EnLink Midstream Partners LP, 4.400%, 04/01/24	43,661
	Enterprise Products Operating LLC,
1,000	3.900%, 02/15/24	1,033
75,000	5.100%, 02/15/45	76,133
48,000	Exxon Mobil Corp., 3.043%, 03/01/26	49,353
50,000	Magellan Midstream Partners LP, 4.250%, 02/01/21	53,081
75,000	Marathon Oil Corp., 6.800%, 03/15/32	72,542
80,000	Nexen Energy ULC, (Canada), 6.200%, 07/30/19	88,492
5,000	Noble Energy, Inc., 5.050%, 11/15/44	4,749
26,000	Occidental Petroleum Corp., 3.400%, 04/15/26	26,438
50,000	ONEOK Partners LP, 4.900%, 03/15/25	50,023
125,000	Petroleos Mexicanos, (Mexico), 4.875%, 01/24/22	124,859
50,000	Spectra Energy Partners LP, 4.750%, 03/15/24	53,588
	Statoil ASA, (Norway),
100,000	2.650%, 01/15/24	99,170
5,000	7.150%, 11/15/25	6,506
75,000	Suncor Energy, Inc., (Canada), 6.500%, 06/15/38	89,078
	Sunoco Logistics Partners Operations LP,
3,000	4.400%, 04/01/21	3,075
53,000	5.350%, 05/15/45	47,672
108,000	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	108,112
	TransCanada PipeLines Ltd., (Canada),
75,000	2.500%, 08/01/22	72,708
5,000	7.125%, 01/15/19	5,587

		1,543,732

	Total Energy	1,799,705

	Financials — 3.2%
	Banks — 1.1%
	Bank of America Corp.,
455,000	3.300%, 01/11/23	462,966
15,000	7.625%, 06/01/19	17,299
5,000	Bank of Montreal, (Canada), 1.400%, 09/11/17	5,007
77,000	BNP Paribas S.A., (France), 2.700%, 08/20/18	78,648
	Citigroup, Inc.,
75,000	6.125%, 05/15/18	81,007
100,000	8.125%, 07/15/39	151,218
21,000	Citizens Financial Group, Inc., 4.300%, 12/03/25	21,619
85,000	Cooperatieve Rabobank UA, (Netherlands), 4.500%, 01/11/21	93,644
210,000	HSBC Holdings plc, (United Kingdom), 3.600%, 05/25/23	211,699
79,000	KeyCorp, 5.100%, 03/24/21	87,744
5,000	MUFG Americas Holdings Corp., 3.000%, 02/10/25	4,946
5,000	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	5,293
75,000	PNC Funding Corp., 3.300%, 03/08/22	79,203
4,000	Royal Bank of Canada, (Canada), 1.200%, 09/19/17	3,991
50,000	SunTrust Banks, Inc., 6.000%, 09/11/17	52,677
75,000	U.S. Bancorp, 3.700%, 01/30/24	81,309
	Wells Fargo & Co.,
105,000	Series M, 3.450%, 02/13/23	107,371
178,000	4.100%, 06/03/26	187,672
5,000	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	5,491

		1,738,804

	Capital Markets — 0.9%
65,000	Ameriprise Financial, Inc., 3.700%, 10/15/24	68,129
5,000	BlackRock, Inc., 3.500%, 03/18/24	5,354
2,000	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	2,185
5,000	Charles Schwab Corp. (The), 6.375%, 09/01/17	5,309
100,000	Credit Suisse AG, (Switzerland), 6.000%, 02/15/18	105,707
	Deutsche Bank AG, (Germany),
75,000	1.875%, 02/13/18	74,573
5,000	6.000%, 09/01/17	5,234
	Goldman Sachs Group, Inc. (The),
10,000	5.250%, 07/27/21	11,186
185,000	6.125%, 02/15/33	227,207

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
100,000	7.500%, 02/15/19	114,009
90,000	Invesco Finance plc, (United Kingdom), 3.125%, 11/30/22	92,395
	Legg Mason, Inc.,
80,000	3.950%, 07/15/24	78,884
17,000	4.750%, 03/15/26	17,679
	Morgan Stanley,
5,000	Series F, 3.875%, 04/29/24	5,255
2,000	4.300%, 01/27/45	2,032
275,000	5.500%, 07/28/21	309,505
50,000	Raymond James Financial, Inc., 8.600%, 08/15/19	58,837
	State Street Corp.,
27,000	3.100%, 05/15/23	27,638
50,000	3.700%, 11/20/23	54,262
	TD Ameritrade Holding Corp.,
75,000	2.950%, 04/01/22	76,833
5,000	5.600%, 12/01/19	5,551

		1,347,764

	Consumer Finance — 0.2%
75,000	American Express Co., 7.000%, 03/19/18	81,972
5,000	American Express Credit Corp., 2.375%, 03/24/17	5,055
80,000	Capital One Financial Corp., 4.750%, 07/15/21	88,097
90,000	Discover Financial Services, 3.850%, 11/21/22	91,165
5,000	John Deere Capital Corp., 2.750%, 03/15/22	5,132

		271,421

	Diversified Financial Services — 0.3%
5,000	Berkshire Hathaway, Inc., 3.400%, 01/31/22	5,334
	CME Group, Inc.,
75,000	3.000%, 03/15/25	76,343
2,000	5.300%, 09/15/43	2,445
211,000	GE Capital International Funding Co. Unlimited Co., (Ireland), 4.418%, 11/15/35 (e)	229,465
5,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	6,044
75,000	Shell International Finance B.V., (Netherlands), 6.375%, 12/15/38	95,801

		415,432

	Insurance — 0.4%
	American International Group, Inc.,
2,000	4.125%, 02/15/24	2,081
5,000	5.600%, 10/18/16	5,082
100,000	5.850%, 01/16/18	106,656
3,000	Aon plc, (United Kingdom), 3.500%, 06/14/24	3,023
5,000	Chubb Corp. (The), 6.800%, 11/15/31	6,710
	Chubb INA Holdings, Inc.,
100,000	2.700%, 03/13/23	100,541
5,000	5.900%, 06/15/19	5,602
80,000	Liberty Mutual Group, Inc., 4.250%, 06/15/23 (e)	83,749
75,000	Lincoln National Corp., 4.000%, 09/01/23	77,652
	Manulife Financial Corp., (Canada),
45,000	4.150%, 03/04/26	47,517
5,000	4.900%, 09/17/20	5,441
80,000	MetLife, Inc., 5.700%, 06/15/35	96,194
5,000	Principal Financial Group, Inc., 3.300%, 09/15/22	5,134
75,000	Prudential Financial, Inc., 4.500%, 11/16/21	82,466
75,000	Travelers Cos., Inc. (The), 5.900%, 06/02/19	84,205

		712,053

	Real Estate Investment Trusts (REITs) — 0.3%
75,000	Boston Properties LP, 4.125%, 05/15/21	80,866
75,000	Duke Realty LP, 3.750%, 12/01/24	76,376
5,000	ERP Operating LP, 5.750%, 06/15/17	5,224
	HCP, Inc.,
2,000	3.875%, 08/15/24	1,980
50,000	5.375%, 02/01/21	55,140
2,000	Prologis LP, 6.875%, 03/15/20	2,318
	Simon Property Group LP,
5,000	4.125%, 12/01/21	5,468
50,000	10.350%, 04/01/19	60,852
	Ventas Realty LP/Ventas Capital Corp.,
50,000	2.700%, 04/01/20	50,267
5,000	3.250%, 08/15/22	5,043
75,000	Welltower, Inc., 5.250%, 01/15/22	82,616

		426,150

	Total Financials	4,911,624

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care — 0.6%
	Biotechnology — 0.2%
75,000	Amgen, Inc., 5.700%, 02/01/19	82,838
5,000	Biogen, Inc., 6.875%, 03/01/18	5,439
	Celgene Corp.,
75,000	2.875%, 08/15/20	76,737
5,000	3.625%, 05/15/24	5,137
55,000	Gilead Sciences, Inc., 3.250%, 09/01/22	57,446

		227,597

	Health Care Providers & Services — 0.2%
75,000	Anthem, Inc., 3.700%, 08/15/21	79,089
50,000	Cardinal Health, Inc., 3.200%, 03/15/23	51,382
70,000	Laboratory Corp. of America Holdings, 3.600%, 02/01/25	71,311
75,000	Medco Health Solutions, Inc., 7.125%, 03/15/18	81,922
75,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	79,357

		363,061

	Life Sciences Tools & Services — 0.0% (g)
50,000	Life Technologies Corp., 6.000%, 03/01/20	55,950

	Pharmaceuticals — 0.2%
85,000	AbbVie, Inc., 3.200%, 11/06/22	86,442
125,000	Actavis Funding SCS, (Luxembourg), 3.800%, 03/15/25	126,721
2,000	Actavis, Inc., 6.125%, 08/15/19	2,229
5,000	Teva Pharmaceutical Finance Co. B.V., (Curacao), 2.400%, 11/10/16	5,026
	Zoetis, Inc.,
5,000	1.875%, 02/01/18	4,996
75,000	3.250%, 02/01/23	74,988

		300,402

	Total Health Care	947,010

	Industrials — 0.8%
	Aerospace & Defense — 0.2%
75,000	Boeing Co. (The), 6.125%, 02/15/33	99,198
100,000	Lockheed Martin Corp., 3.100%, 01/15/23	103,799
50,000	Northrop Grumman Corp., 3.250%, 08/01/23	52,465
100,000	Precision Castparts Corp., 3.250%, 06/15/25	105,273

		360,735

	Air Freight & Logistics — 0.1%
80,000	FedEx Corp., 3.900%, 02/01/35	78,629
50,000	United Parcel Service, Inc., 6.200%, 01/15/38	69,104

		147,733

	Commercial Services & Supplies — 0.1%
75,000	Republic Services, Inc., 4.750%, 05/15/23	83,877
5,000	Waste Management, Inc., 4.600%, 03/01/21	5,499

		89,376

	Construction & Engineering — 0.0% (g)
80,000	ABB Finance USA, Inc., 2.875%, 05/08/22	81,960

	Electrical Equipment — 0.1%
75,000	Eaton Corp., 6.950%, 03/20/19	84,926

	Industrial Conglomerates — 0.1%
62,000	General Electric Co., Series A, 6.750%, 03/15/32	85,494
75,000	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	79,414
44,000	Pentair Finance S.A., (Luxembourg), 2.900%, 09/15/18	44,061
7,000	Tyco International Finance S.A., (Luxembourg), 3.900%, 02/14/26	7,401

		216,370

	Road & Rail — 0.2%
	Burlington Northern Santa Fe LLC,
75,000	5.400%, 06/01/41	90,036
5,000	6.150%, 05/01/37	6,508
75,000	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	85,807
	CSX Corp.,
5,000	5.600%, 05/01/17	5,202
75,000	7.375%, 02/01/19	85,960
6,000	Norfolk Southern Corp., 2.903%, 02/15/23	6,077
4,000	Ryder System, Inc., 2.350%, 02/26/19	4,009

		283,599

	Total Industrials	1,264,699

	Information Technology — 0.4%
	Communications Equipment — 0.0% (g)
75,000	Cisco Systems, Inc., 4.450%, 01/15/20	82,521

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — 0.1%
80,000	Arrow Electronics, Inc., 7.500%, 01/15/27	95,674

	Internet Software & Services — 0.0% (g)
80,000	eBay, Inc., 2.600%, 07/15/22	77,607

	IT Services — 0.1%
95,000	Visa, Inc., 4.300%, 12/14/45	104,788

	Semiconductors & Semiconductor Equipment — 0.0% (g)
29,000	Intel Corp., 3.700%, 07/29/25	31,676

	Software — 0.1%
5,000	Intuit, Inc., 5.750%, 03/15/17	5,188
100,000	Oracle Corp., 4.125%, 05/15/45	102,793

		107,981

	Technology Hardware, Storage & Peripherals — 0.1%
100,000	Apple, Inc., 3.450%, 05/06/24	106,488

	Total Information Technology	606,735

	Materials — 0.3%
	Chemicals — 0.2%
100,000	Agrium, Inc., (Canada), 3.375%, 03/15/25	98,510
50,000	Mosaic Co. (The), 4.250%, 11/15/23	53,183
	Potash Corp. of Saskatchewan, Inc., (Canada),
5,000	3.625%, 03/15/24	5,170
75,000	4.875%, 03/30/20	81,654

		238,517

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
75,000	3.850%, 09/30/23	78,446
4,000	6.500%, 04/01/19	4,506
	Freeport-McMoRan, Inc.,
5,000	2.150%, 03/01/17	4,950
55,000	2.375%, 03/15/18	53,350
	Nucor Corp.,
50,000	4.000%, 08/01/23	52,672
5,000	5.750%, 12/01/17	5,270
4,000	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	4,743

		203,937

	Total Materials	442,454

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.4%
	AT&T, Inc.,
7,000	4.300%, 12/15/42	6,544
75,000	5.000%, 03/01/21	82,628
80,000	5.500%, 02/01/18	85,128
155,000	5.550%, 08/15/41	169,027
55,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.750%, 06/15/30	81,378
50,000	Orange S.A., (France), 4.125%, 09/14/21	54,689
5,000	Telefonica Emisiones S.A.U., (Spain), 5.462%, 02/16/21	5,631
	Verizon Communications, Inc.,
130,000	3.500%, 11/01/21	137,376
5,000	5.150%, 09/15/23	5,742

		628,143

	Wireless Telecommunication Services — 0.1%
5,000	America Movil S.A.B. de C.V., (Mexico), 5.625%, 11/15/17	5,272
50,000	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	54,412
50,000	Vodafone Group plc, (United Kingdom), 5.450%, 06/10/19	55,008

		114,692

	Total Telecommunication Services	742,835

	Utilities — 0.6%
	Electric Utilities — 0.5%
2,000	Alabama Power Co., Series 13-A, 3.550%, 12/01/23	2,149
75,000	Appalachian Power Co., 7.000%, 04/01/38	99,165
75,000	Baltimore Gas & Electric Co., 2.800%, 08/15/22	76,209
75,000	CenterPoint Energy Houston Electric LLC, 2.250%, 08/01/22	74,091
75,000	Duke Energy Progress LLC, 2.800%, 05/15/22	77,538
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23	2,035
50,000	Florida Power & Light Co., 4.125%, 02/01/42	53,812
3,000	Kansas City Power & Light Co., Series 09A, 7.150%, 04/01/19	3,407
75,000	Pacific Gas & Electric Co., 6.250%, 03/01/39	98,881
75,000	Public Service Co. of Colorado, 6.500%, 08/01/38	105,617

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	Virginia Electric & Power Co.,
100,000	2.950%, 01/15/22	103,689
3,000	4.450%, 02/15/44	3,259

		699,852

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
50,000	4.150%, 01/15/43	51,403
5,000	8.500%, 03/15/19	5,873
75,000	Southern California Gas Co., Series KK, 5.750%, 11/15/35	92,712

		149,988

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,000	Southern Power Co., 5.250%, 07/15/43	1,045
56,000	Tri-State Generation & Transmission Association, Inc., 4.250%, 06/01/46 (e)	55,749

		56,794

	Multi-Utilities — 0.0% (g)
3,000	Consolidated Edison Co. of New York, Inc., 7.125%, 12/01/18	3,415

	Total Utilities	910,049

	Total Corporate Bonds (Cost $13,049,600)	13,214,418

SHARES
Exchange Traded Fund — 36.9%
	Fixed Income — 36.9%
518,808	iShares Core U.S. Aggregate Bond ETF (Cost $57,165,437)	57,432,046

PRINCIPAL AMOUNT($)
Foreign Government Securities — 0.1%
	United Mexican States, (Mexico),
3,000	5.550%, 01/21/45	3,338
120,000	5.625%, 01/15/17	123,120

	Total Foreign Government Securities (Cost $126,212)	126,458

SHARES
Investment Companies — 41.0% (b)
	Fixed Income — 41.0%
1,377,603	JPMorgan Corporate Bond Fund, Class R6 Shares	13,831,131
524,094	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	4,171,785
59,830	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	469,069
3,521,080	JPMorgan High Yield Fund, Class R6 Shares	24,999,670
1,788,223	JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares	20,296,330

	Total Investment Companies (Cost $65,529,511)	63,767,985

PRINCIPAL AMOUNT($)
U.S. Government Agency Securities — 0.2%
265,000	Federal National Mortgage Association, 1.993%, 10/09/19 (n)	251,528
5,000	Tennessee Valley Authority, 5.880%, 04/01/36	6,902

	Total U.S. Government Agency Securities (Cost $254,063)	258,430

U.S. Treasury Obligations — 8.1%
	U.S. Treasury Bonds,
800,000	3.875%, 08/15/40	1,000,562
75,000	4.500%, 08/15/39	102,478
700,000	5.375%, 02/15/31	995,750
1,500,000	6.000%, 02/15/26	2,057,929
	U.S. Treasury Coupon STRIPS,
770,000	2.293%, 08/15/32 (n)	526,082
780,000	2.320%, 02/15/33 (n)	523,465
800,000	2.375%, 02/15/34 (n)	520,233
	U.S. Treasury Notes,
310,000	0.500%, 01/31/17 (k)	309,698
1,355,000	0.875%, 07/31/19	1,346,901
25,000	1.375%, 06/30/18	25,237
1,220,000	1.750%, 10/31/18	1,243,305
1,622,000	1.875%, 08/31/17	1,643,605
860,000	2.000%, 02/15/22	883,213
120,000	2.125%, 09/30/21	124,097

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
1,250,000	2.375%, 08/15/24	1,308,496

	Total U.S. Treasury Obligations (Cost $12,466,132)	12,611,051

SHARES
Short-Term Investment — 1.4%
	Investment Company — 1.4%
2,198,060	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370%, (b) (l) (Cost $2,198,060)	2,198,060

	Total Investments — 99.7% (Cost $156,215,928)	155,049,855
	Other Assets in Excess of Liabilities — 0.3%	492,567

	NET ASSETS — 100.0%	$155,542,422

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
31	10 Year Australian Government Bond	06/15/16	AUD	2,977,331	66,159
31	10 Year U.S. Treasury Note	09/21/16	USD	4,020,312	11,432
	Short Futures Outstanding
(8)	Euro Bund	06/08/16	EUR	(1,459,530)	(8,522)
(12)	10 Year Canadian Government Bond	09/21/16	CAD	(1,326,236)	(3,890)
(12)	2 Year U.S. Treasury Note	09/30/16	USD	(2,614,875)	(962)

					64,217

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
ETF	—	Exchange Traded Fund
EUR	—	Euro
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2016.
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$864,355
Aggregate gross unrealized depreciation	(2,030,428)

Net unrealized appreciation/depreciation	$(1,166,073)

Federal income tax cost of investments	$156,215,928

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$4,311,748	$1,129,659	$5,441,407
Corporate Bonds
Consumer Discretionary	—	1,085,016	—	1,085,016
Consumer Staples	—	504,291	—	504,291
Energy	—	1,799,705	—	1,799,705
Financials	—	4,911,624	—	4,911,624
Health Care	—	947,010	—	947,010
Industrials	—	1,264,699	—	1,264,699
Information Technology	—	606,735	—	606,735
Materials	—	442,454	—	442,454
Telecommunication Services	—	742,835	—	742,835
Utilities	—	910,049	—	910,049

Total Corporate Bonds	—	13,214,418	—	13,214,418

Foreign Government Securities	—	126,458	—	126,458
U.S. Government Agency Securities	—	258,430	—	258,430
U.S. Treasury Obligations	—	12,611,051	—	12,611,051
Exchange Traded Fund	57,432,046	—	—	57,432,046
Investment Companies	63,767,985	—	—	63,767,985
Short-Term Investment
Investment Company	2,198,060	—	—	2,198,060

Total Investments in Securities	$123,398,091	$30,522,105	$1,129,659	$155,049,855

Appreciation in Other Financial Instruments
Futures Contracts	$77,591	$—	$—	$77,591

Depreciation in Other Financial Instruments
Futures Contracts	$(13,374)	$—	$—	$(13,374)

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

There were no significant transfers between levels 1 and 2 during the period ended May 31, 2016.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 29, 2016	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016
Investments in Securities
Asset-Backed Securities	$507,862	$—	$1,979	$(5)	$—	$(77,225)	$1,069,365	$(372,317)	$1,129,659

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2016, which were valued using significant unobservable inputs (level 3) amounted to $1,979.

Smart Allocation Income Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$829,982	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 1.75% (0.76%)
			Constant Default Rate	0.00% - 50.00% (17.73%)
			Yield (Discount Rate of Cash Flows)	2.58% - 5.05% (3.80%)

Asset-Backed Securities	829,982

Total	$829,982

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2016, the value of these investments was $299,677 The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligation — 0.0% (g)
		Agency CMO — 0.0%
—	(h)	Federal Home Loan Mortgage Corp. (Cost $31)	31

Corporate Bonds — 70.7%
		Consumer Discretionary — 12.6%
		Auto Components — 0.5%
515		Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	498
304		ZF North America Capital, Inc., 4.000%, 04/29/20 (e)	314

			812

		Automobiles — 0.7%
293		Fiat Chrysler Automobiles N.V., (Netherlands), 4.500%, 04/15/20	296
767		Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)	788

			1,084

		Hotels, Restaurants & Leisure — 3.2%
325		CCM Merger, Inc., 9.125%, 05/01/19 (e)	341
300		Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	281
		GLP Capital LP/GLP Financing II, Inc.,
465		4.375%, 11/01/18	480
40		4.375%, 04/15/21	41
		MGM Resorts International,
1,040		5.250%, 03/31/20	1,076
575		8.625%, 02/01/19	651
540		NCL Corp., Ltd., (Bermuda), 5.250%, 11/15/19 (e)	551
179		Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	184
675		Royal Caribbean Cruises Ltd., (Liberia), 7.250%, 03/15/18	732
156		Ruby Tuesday, Inc., 7.625%, 05/15/20	151
314		Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	345
155		Yum! Brands, Inc., 3.875%, 11/01/20	155

			4,988

		Household Durables — 2.1%
415		CalAtlantic Group Inc., 8.375%, 05/15/18	459
225		CalAtlantic Group, Inc., 8.375%, 01/15/21	264
675		DR Horton, Inc., 4.000%, 02/15/20	697
1,400		Lennar Corp., 4.500%, 06/15/19	1,445
435		Toll Brothers Finance Corp., 6.750%, 11/01/19	489

			3,354

		Media — 5.9%
		Cablevision Systems Corp.,
800		7.750%, 04/15/18	852
519		8.000%, 04/15/20	528
955		8.625%, 09/15/17	1,018
175		Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20	168
		DISH DBS Corp.,
1,055		4.250%, 04/01/18	1,081
650		4.625%, 07/15/17	667
1,259		7.875%, 09/01/19	1,391
850		Gray Television, Inc., 7.500%, 10/01/20	888
871		NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.000%, 08/01/18 (e)	888
250		Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20	256
600		Sirius XM Radio, Inc., 4.250%, 05/15/20 (e)	611
250		Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	254
500		TEGNA, Inc., 5.125%, 10/15/19	514

			9,116

		Specialty Retail — 0.2%
430		Claire’s Stores, Inc., 6.125%, 03/15/20 (e)	220
134		Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	141

			361

		Total Consumer Discretionary	19,715

		Consumer Staples — 2.8%
		Beverages — 0.2%
250		Cott Beverages, Inc., 6.750%, 01/01/20	261

		Food & Staples Retailing — 1.1%
1,500		Safeway, Inc., 5.000%, 08/15/19	1,500
145		US Foods, Inc., 8.500%, 06/30/19	149

			1,649

		Food Products — 1.4%
1,947		Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	1,971
134		JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20 (e)	140
216		Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	218

			2,329

		Personal Products — 0.1%
100		NBTY, Inc., 7.625%, 05/15/21 (e)	102

		Total Consumer Staples	4,341

		Energy — 6.5%
		Energy Equipment & Services — 0.6%
600		Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	498

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
413	Weatherford International Ltd., (Bermuda), 9.625%, 03/01/19	407

		905

	Oil, Gas & Consumable Fuels — 5.9%
350	Anadarko Petroleum Corp., 4.850%, 03/15/21	363
357	Antero Resources Corp., 6.000%, 12/01/20	355
175	Buckeye Partners LP, 6.050%, 01/15/18	185
	California Resources Corp.,
100	5.000%, 01/15/20	54
266	8.000%, 12/15/22 (e)	194
639	Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19	654
115	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	93
290	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	130
215	Continental Resources, Inc., 7.125%, 04/01/21	222
500	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/20	480
270	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	243
800	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	838
390	Oasis Petroleum, Inc., 7.250%, 02/01/19	374
185	ONEOK Partners LP, 3.200%, 09/15/18	186
170	Plains All American Pipeline LP/PAA Finance Corp., 6.500%, 05/01/18	180
366	QEP Resources, Inc., 6.800%, 04/01/18	363
800	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	830
227	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	5
	Sunoco LP/Sunoco Finance Corp.,
1,000	5.500%, 08/01/20 (e)	994
211	6.250%, 04/15/21 (e)	211
800	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/19	780
1,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19	1,039
666	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (d) (e)	356
77	Whiting Petroleum Corp., 5.000%, 03/15/19	69

		9,198

	Total Energy	10,103

	Financials — 7.1%
	Banks — 1.6%
2,461	CIT Group, Inc., 3.875%, 02/19/19	2,473

	Consumer Finance — 2.7%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
1,246	4.250%, 07/01/20	1,277
480	4.625%, 10/30/20	497
	Ally Financial, Inc.,
556	3.250%, 11/05/18	554
1,700	4.750%, 09/10/18	1,746
	Springleaf Finance Corp.,
26	7.750%, 10/01/21	26
119	8.250%, 12/15/20	124

		4,224

	Diversified Financial Services — 0.7%
300	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	155
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
505	6.500%, 08/01/18	492
485	9.625%, 05/01/19	506

		1,153

	Insurance — 0.6%
850	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	920

	Real Estate Investment Trusts (REITs) — 0.9%
700	Equinix, Inc., 5.375%, 01/01/22	721
543	Iron Mountain, Inc., 6.000%, 10/01/20 (e)	573
104	VEREIT Operating Partnership LP, 4.125%, 06/01/21	105

		1,399

	Real Estate Management & Development — 0.2%
287	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	279

	Thrifts & Mortgage Finance — 0.4%
675	Radian Group, Inc., 5.500%, 06/01/19	699

	Total Financials	11,147

	Health Care — 9.3%
	Health Care Equipment & Supplies — 1.3%
1,050	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	1,082
700	Mallinckrodt International Finance S.A., (Luxembourg), 3.500%, 04/15/18	681
270	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 4.875%, 04/15/20 (e)	262

		2,025

	Health Care Providers & Services — 5.6%
450	Centene Corp., 5.625%, 02/15/21 (e)	468

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
	CHS/Community Health Systems, Inc.,
191	5.125%, 08/15/18	195
375	7.125%, 07/15/20	348
500	8.000%, 11/15/19	493
580	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	644
325	HCA Holdings, Inc., 6.250%, 02/15/21	348
	HCA, Inc.,
521	3.750%, 03/15/19	537
620	4.250%, 10/15/19	643
700	6.500%, 02/15/20	770
2,200	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	2,112
	Tenet Healthcare Corp.,
830	5.000%, 03/01/19	801
350	6.250%, 11/01/18	368
965	VAR, 4.134%, 06/15/20 (e)	958

		8,685

	Health Care Technology — 1.0%
1,545	Change Healthcare Holdings, Inc., 11.000%, 12/31/19	1,638

	Pharmaceuticals — 1.4%
	Valeant Pharmaceuticals International, Inc., (Canada),
1,575	5.375%, 03/15/20 (e)	1,390
635	6.375%, 10/15/20 (e)	565
300	7.000%, 10/01/20 (e)	271

		2,226

	Total Health Care	14,574

	Industrials — 6.9%
	Aerospace & Defense — 0.5%
752	Bombardier, Inc., (Canada), 5.500%, 09/15/18 (e)	737

	Airlines — 0.4%
661	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	686
8	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	8

		694

	Building Products — 0.5%
680	Standard Industries, Inc., 5.125%, 02/15/21 (e)	706

	Commercial Services & Supplies — 3.0%
128	ACCO Brands Corp., 6.750%, 04/30/20	135
1,085	ADT Corp. (The), 6.250%, 10/15/21	1,137
1,045	Casella Waste Systems, Inc., 7.750%, 02/15/19	1,067
885	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	719
1,770	ILFC E-Capital Trust I, VAR, 4.240%, 12/21/65 (e)	1,420
300	R.R. Donnelley & Sons Co., 7.250%, 05/15/18	317

		4,795

	Construction & Engineering — 0.7%
1,033	Tutor Perini Corp., 7.625%, 11/01/18	1,036

	Electrical Equipment — 0.6%
530	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	526
450	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	413

		939

	Machinery — 0.4%
534	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	451
300	Bluewater Holding B.V., (Netherlands), 10.000%, 12/10/19 (e)	135

		586

	Trading Companies & Distributors — 0.8%
445	Aircastle Ltd., (Bermuda), 6.250%, 12/01/19	487
710	HD Supply, Inc., 7.500%, 07/15/20	749

		1,236

	Total Industrials	10,729

	Information Technology — 4.6%
	Electronic Equipment, Instruments & Components — 0.4%
550	Anixter, Inc., 5.625%, 05/01/19	589

	Internet Software & Services — 0.2%
354	IAC/InterActiveCorp., 4.875%, 11/30/18	362

	Semiconductors & Semiconductor Equipment — 1.5%
875	Advanced Micro Devices, Inc., 6.750%, 03/01/19	788
	NXP B.V./NXP Funding LLC, (Netherlands),
1,000	4.125%, 06/15/20 (e)	1,020
455	4.125%, 06/01/21 (e)	458

		2,266

	Software — 1.0%
750	Infor U.S., Inc., 5.750%, 08/15/20 (e)	786
825	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	838

		1,624

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — 1.5%
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
1,060	3.480%, 06/01/19 (e)	1,074
489	4.420%, 06/15/21 (e)	499
750	NCR Corp., 4.625%, 02/15/21	737

		2,310

	Total Information Technology	7,151

	Materials — 9.9%
	Chemicals — 1.0%
805	Hexion, Inc., 6.625%, 04/15/20	682
525	INEOS Group Holdings S.A., (Luxembourg), 6.125%, 08/15/18 (e)	533
425	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	369

		1,584

	Construction Materials — 1.4%
	Cemex S.A.B. de C.V., (Mexico),
945	5.875%, 03/25/19 (e)	955
350	6.500%, 12/10/19 (e)	369
676	Headwaters, Inc., 7.250%, 01/15/19	700
160	U.S. Concrete, Inc., 8.500%, 12/01/18	167

		2,191

	Containers & Packaging — 1.6%
300	Ball Corp., 4.375%, 12/15/20	314
550	Owens-Illinois, Inc., 7.800%, 05/15/18	600
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
714	7.125%, 04/15/19	727
250	7.875%, 08/15/19	257
500	Sealed Air Corp., 6.500%, 12/01/20 (e)	570

		2,468

	Metals & Mining — 5.9%
420	AK Steel Corp., 8.750%, 12/01/18	428
2,140	Alcoa, Inc., 5.720%, 02/23/19	2,294
	Anglo American Capital plc, (United Kingdom),
550	2.625%, 09/27/17 (e)	546
500	4.450%, 09/27/20 (e)	477
	ArcelorMittal, (Luxembourg),
270	6.500%, 03/01/21	279
1,570	10.850%, 06/01/19	1,848
91	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	94
940	Freeport-McMoRan, Inc., 2.375%, 03/15/18	912
430	New Gold, Inc., (Canada), 7.000%, 04/15/20 (e)	434
600	Novelis, Inc., (Canada), 8.375%, 12/15/17	614
400	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	348
550	Steel Dynamics, Inc., 6.125%, 08/15/19	571
25	Teck Resources Ltd., (Canada), 8.000%, 06/01/21 (e)	26
310	United States Steel Corp., 8.375%, 07/01/21 (e)	320

		9,191

	Total Materials	15,434

	Telecommunication Services — 7.7%
	Diversified Telecommunication Services — 3.2%
575	CCO Holdings LLC/CCO Holdings Capital Corp., 6.625%, 01/31/22	610
610	CenturyLink, Inc., Series R, 5.150%, 06/15/17	626
683	Cincinnati Bell, Inc., 8.375%, 10/15/20	712
	Frontier Communications Corp.,
900	7.125%, 03/15/19	955
845	8.125%, 10/01/18	917
523	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 04/01/19	390
820	Sprint Capital Corp., 6.900%, 05/01/19	762

		4,972

	Wireless Telecommunication Services — 4.5%
750	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	774
	Sprint Communications, Inc.,
1,000	8.375%, 08/15/17	1,029
1,200	9.000%, 11/15/18 (e)	1,276
	T-Mobile USA, Inc.,
525	6.250%, 04/01/21	550
1,000	6.464%, 04/28/19	1,017
2,275	6.542%, 04/28/20	2,351

		6,997

	Total Telecommunication Services	11,969

	Utilities — 3.3%
	Gas Utilities — 0.3%
400	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	407

	Independent Power & Renewable Electricity Producers — 3.0%
486	AES Corp., VAR, 3.635%, 06/01/19	484
1,500	Calpine Corp., 6.000%, 01/15/22 (e)	1,573
1,000	GenOn Energy, Inc., 9.875%, 10/15/20	718
1,000	NRG Energy, Inc., 8.250%, 09/01/20	1,038

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — continued
1,033	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	950

		4,763

	Total Utilities	5,170

	Total Corporate Bonds (Cost $112,781)	110,333

Preferred Securities — 0.8% (x)
	Financials — 0.8%
	Banks — 0.7%
545	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	555
575	Citigroup, Inc., Series Q, VAR, 5.950%, 08/15/20	562

		1,117

	Capital Markets — 0.1%
204	Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19	203

	Total Preferred Securities (Cost $1,357)	1,320

SHARES
Preferred Stocks — 0.9%
	Financials — 0.9%
	Consumer Finance — 0.4%
23	GMAC Capital Trust I, Series 2, VAR, 6.411%, 02/15/40 ($25 par value)	586

	Insurance — 0.5%
1	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.748%, 07/01/16 ($1,000 par value) @	805

	Total Preferred Stocks (Cost $1,493)	1,391

PRINCIPAL AMOUNT($)
Loan Assignments — 22.3%
	Consumer Discretionary — 8.5%
	Auto Components — 1.1%
1,371	CS Intermediate Holdco 2 LLC, Term Loan, VAR, 4.000%, 04/04/21	1,371
419	Key Safety Systems, Inc., Initial Term Loan, VAR, 4.750%, 08/29/21	420

		1,791

	Hotels, Restaurants & Leisure — 1.8%
748	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	698
783	Golden Nugget, Inc., Closing Date Facility Term Loan, VAR, 5.500%, 11/21/19	784
335	Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 5.500%, 11/21/19	336
595	Intrawest Operations Group LLC, Initial Term Loan, VAR, 5.000%, 12/09/20	595
324	Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	325

		2,738

	Internet & Catalog Retail — 0.7%
1,286	Lands’ End, Inc., Initial Term B Loan, VAR, 4.250%, 04/04/21	1,080

	Leisure Products — 0.5%
760	Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21	749

	Media — 3.5%
306	Charter Communications Operating LLC, Term Loan, VAR, 3.500%, 01/24/23	307
720	iHeartCommunications, Inc., Term Loan D, VAR, 7.204%, 01/30/19	551
142	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.954%, 07/30/19	108
489	Mission Broadcasting, Inc., Incremental Tranche B-1 Term Loan, VAR, 3.750%, 10/01/20	488
554	Nexstar Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	554
1,841	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	1,840
1,406	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	1,406

		5,254

	Multiline Retail — 0.6%
976	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	976

	Specialty Retail — 0.3%
509	PetSmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	509

	Total Consumer Discretionary	13,097

	Consumer Staples — 3.6%
	Food & Staples Retailing — 1.1%
418	Albertson’s LLC, Term B-4 Loan, VAR, 5.500%, 08/25/21	418
274	Albertson’s LLC, Term Loan B-5, VAR, 5.500%, 12/21/22	274
644	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	646
420	SUPERVALU, Inc., Term Loan B, VAR, 4.721%, 03/21/19 ^	419

		1,757

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Food Products — 2.5%
2,772	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.502%, 11/01/18	2,764
359	Hearthside Food Solutions LLC, Term Loan, VAR, 4.500%, 06/02/21	357
206	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	206
536	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20	536

		3,863

	Total Consumer Staples	5,620

	Energy — 2.2%
	Energy Equipment & Services — 0.7%
97	Drillships Ocean Ventures, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21	42
293	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	165
1,076	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	511
400	Western Refining, Inc., 1st Lien Term Loan B, VAR, 5.500%, 05/18/23 ^	394

		1,112

	Oil, Gas & Consumable Fuels — 1.5%
97	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	97
115	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	115
406	CITGO Petroleum Corp., Term B Loan, VAR, 4.500%, 07/29/21	402
875	Energy Transfer Equity LP, Term Loan, VAR, 3.250%, 12/02/19	843
715	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	191
248	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	238
797	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 (d)	315
310	Sabine Oil & Gas Corp., Term Loan, VAR, 12.000%, 12/31/18 (d)	9
80	Southcross Holdings Borrower LP, Tranche B Term Loan, VAR, 5.500%, 04/23/23	64

		2,274

	Total Energy	3,386

	Financials — 0.8%
	Diversified Financial Services — 0.5%
755	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	722

	Real Estate Investment Trusts (REITs) — 0.3%
540	MGM Growth Properties, Term Loan B, VAR, 4.000%, 04/25/23	543

	Total Financials	1,265

	Health Care — 1.8%
	Health Care Providers & Services — 0.9%
140	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, VAR, 4.500%, 02/16/23	140
107	CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19	107
480	CHG Healthcare Services, Inc., Term Loan B, VAR, 5.000%, 05/19/23 ^	482
221	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 5.000%, 05/25/23 ^	222
510	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	510

		1,461

	Pharmaceuticals — 0.9%
400	Endo Pharmaceutical, 2015 Incremental Term B Loan, VAR, 3.750%, 09/26/22 ^	394
470	Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, VAR, 3.454%, 02/27/21	472
216	Phibro Animal Health Corp., Term B Loan, VAR, 4.000%, 04/16/21	213
342	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.000%, 04/01/22	337

		1,416

	Total Health Care	2,877

	Industrials — 1.4%
	Airlines — 0.2%
387	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18	388

	Building Products — 0.3%
394	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/14/22	394

	Construction & Engineering — 0.1%
93	Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	93

	Industrial Conglomerates — 0.1%
286	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	200

	Machinery — 0.4%
617	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.504%, 07/30/18	614

	Marine — 0.3%
415	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	267
460	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	179

		446

	Total Industrials	2,135

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Materials — 1.6%
	Chemicals — 0.9%
949	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	950
500	Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21	500

		1,450

	Metals & Mining — 0.7%
233	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	236
950	FMG Resources Pty, Ltd., Term Loan B, (Australia), VAR, 4.250%, 06/30/19	889

		1,125

	Total Materials	2,575

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.4%
240	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	239
1,045	Level 3 Financing, Inc., Term Loan B-3, VAR, 4.000%, 08/01/19	1,047
435	UPC Financing Partnership, Facility AH, VAR, 3.344%, 06/30/21	435
379	Virgin Media Investments Holdings Ltd., F Facility, (United Kingdom), VAR, 3.649%, 06/30/23	379
141	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	140

	Total Telecommunication Services	2,240

	Utilities — 1.0%
	Electric Utilities — 1.0%
195	Calpine Construction Finance Co., Term B-1 Loan, VAR, 3.000%, 05/03/20	190
512	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 12/19/16	511
1,750	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.917%, 10/10/17 (d)	548
1,175	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.917%, 10/10/17 (d)	359

	Total Utilities	1,608

	Total Loan Assignments (Cost $39,314)	34,803

SHARES
Short-Term Investment — 4.1%
	Investment Company — 4.1%
6,354	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $6,354)	6,354

	Total Investments — 98.8% (Cost $161,330)	154,232
	Other Assets in Excess of Liabilities — 1.2%	1,934

	NET ASSETS — 100.0%	$156,166

Percentages indicated are based on net assets.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
GMAC	—	General Motors Acceptance Corp.
MLP	—	Master Limited Partnership
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2016.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of May 31, 2016.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of May 31, 2016.
^	—	All or a portion of the security is unsettled as of May 31, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,549
Aggregate gross unrealized depreciation	(8,647)

Net unrealized appreciation/depreciation	$(7,098)

Federal income tax cost of investments	$161,330

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Collateralized Mortgage Obligations
Agency CMO	$—	$—	$31	$31
Corporate Bonds
Consumer Discretionary	—	19,715	—	19,715
Consumer Staples	—	4,341	—	4,341
Energy	—	10,103	—	10,103
Financials	—	11,147	—	11,147
Health Care	—	14,574	—	14,574
Industrials	—	10,203	526	10,729
Information Technology	—	7,151	—	7,151
Materials	—	15,434	—	15,434
Telecommunication Services	—	11,969	—	11,969
Utilities	—	5,170	—	5,170

Total Corporate Bonds	—	109,807	526	110,333

Preferred Securities
Financials	—	1,320	—	1,320
Preferred Stocks
Financials	586	—	805	1,391

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Loan Assignments
Consumer Discretionary	—	12,399	698	13,097
Consumer Staples	—	5,620	—	5,620
Energy	—	3,386	—	3,386
Financials	—	1,265	—	1,265
Health Care	—	2,877	—	2,877
Industrials	—	2,135	—	2,135
Materials	—	2,339	236	2,575
Telecommunication Services	—	2,240	—	2,240
Utilities	—	1,608	—	1,608

Total Loan Assignments	—	33,869	934	34,803

Short-Term Investment
Investment Company	6,354	—	—	6,354

Total Investments in Securities	$6,940	$144,996	$2,296	$154,232

There were no transfers between levels 1 and 2 during the period ended May 31, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Short Duration High Yield Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016
Investments in Securities
Collateralized Mortgage Obligation - Agency CMO	$—	$—	$—	$—	$31	$—	$—	$—	$31
Corporate Bonds - Industrials	525	—	8	(7)	—	—	—	—	526
Corporate Bonds - Materials	536	—	—	—	—	—	—	(536)	—
Loan Assignments - Consumer Discretionary	—	—	(4)	(1)	—	(2)	705	—	698
Loan Assignments - Industrials	194	—	—	—	—	—	—	(194)	—
Loan Assignments - Materials	208	—	29	— (a)	—	(1)	—	—	236
Preferred Stock - Financials	—	—	(11)	—	—	—	816	—	805

Total	$1,463	$—	$22	$(8)	$31	$(3)	$1,521	$(730)	$2,296

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price for the period ended May 31, 2016.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2016 which were valued using significant unobservable inputs (level 3) amounted to approximately $ 21,000.

Short Duration High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Collateralized Mortgage Obligations	$31	Broker Quote	Mid Price	$325.00 - $365.00 ($345.00)

Total	$31

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2016, the value of these investments was approximately $2,265,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — 100.2%
Asset-Backed Securities — 4.4%
26,928	ABFC Trust, Series 2006-OPT2, Class A2, VAR, 0.586%, 10/25/36	22,127
3,251	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	3,162
32,023	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, VAR, 0.536%, 07/25/36	11,156
	Ameriquest Mortgage Securities Trust,
14,997	Series 2006-M3, Class A2B, VAR, 0.546%, 10/25/36	5,897
23,566	Series 2006-M3, Class A2C, VAR, 0.606%, 10/25/36	9,362
9,136	Series 2006-M3, Class A2D, VAR, 0.686%, 10/25/36	3,672
904	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.714%, 08/25/33	858
14,033	Argent Securities Trust, Series 2006-M2, Class A2D, VAR, 0.686%, 09/25/36	5,261
6,830	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W4, Class A2D, VAR, 0.826%, 02/25/36	4,661
1,332	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 3.058%, 12/15/33	1,308
3,079	Bear Stearns Asset-Backed Securities Trust, Series 2004-SD1, Class M2, VAR, 5.320%, 12/25/42	2,877
18,725	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A2, VAR, 0.566%, 10/25/36	10,709
2,980	Centex Home Equity Loan Trust, Series 2005-A, Class M2, VAR, 0.946%, 01/25/35	2,394
1,169	Citicorp Residential Mortgage Trust, Series 2006-1, Class A4, SUB, 5.592%, 07/25/36	1,197
744	CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.271%, 03/25/34	680
	Credit-Based Asset Servicing and Securitization LLC,
5,658	Series 2006-CB4, Class AV4, VAR, 0.686%, 05/25/36	4,094
17,636	Series 2006-CB8, Class A1, VAR, 0.586%, 10/25/36	13,385
9,492	CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.616%, 09/25/36	4,091
4,732	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.709%, 07/25/36	2,703
	First Franklin Mortgage Loan Trust,
12,837	Series 2004-FF10, Class M1, VAR, 1.721%, 07/25/34	11,866
15,901	Series 2006-FF13, Class A2D, VAR, 0.686%, 10/25/36	10,671
19,164	Series 2006-FF16, Class 2A3, VAR, 0.586%, 12/25/36	11,244
	Fremont Home Loan Trust,
31,896	Series 2006-B, Class 2A3, VAR, 0.606%, 08/25/36	12,677
10,720	Series 2006-B, Class 2A4, VAR, 0.686%, 08/25/36	4,342
9,357	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, VAR, 0.546%, 03/25/47	4,716
	GSAMP Trust,
19,030	Series 2006-FM1, Class A1, VAR, 0.606%, 04/25/36	13,297
5,914	Series 2006-FM2, Class A2C, VAR, 0.596%, 09/25/36	2,703
8,041	Series 2006-FM2, Class A2D, VAR, 0.686%, 09/25/36	3,807
23,678	Series 2006-HE3, Class A2C, VAR, 0.606%, 05/25/46	21,198
32,045	Series 2007-HE1, Class A2C, VAR, 0.596%, 03/25/47	27,024
	Home Equity Mortgage Loan Asset-Backed Trust,
1,294	Series 2004-B, Class M2, VAR, 1.564%, 11/25/34	1,185
20,165	Series 2006-C, Class 2A, VAR, 0.576%, 08/25/36	16,049
19,371	Series 2006-D, Class 1A, VAR, 0.586%, 11/25/36	15,311
13,800	Series 2006-D, Class 2A3, VAR, 0.606%, 11/25/36	8,985
23,757	Series 2006-E, Class 2A3, VAR, 0.616%, 04/25/37	14,484
21,968	Series 2007-B, Class 2A3, VAR, 0.646%, 07/25/37	13,135
1,781	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 1.301%, 07/25/34	1,708

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Asset-Backed Securities — continued
25,850	Marine Park CLO Ltd., (Cayman Islands), Series 2012-1A, Class SUB, 05/18/23 (e)	11,374
	MASTR Asset-Backed Securities Trust,
7,529	Series 2006-HE4, Class A2, VAR, 0.556%, 11/25/36	3,370
9,654	Series 2006-HE4, Class A3, VAR, 0.596%, 11/25/36	4,357
13,132	Series 2006-NC3, Class A1, VAR, 0.576%, 10/25/36	7,577
27,172	Series 2006-WMC2, Class A4, VAR, 0.589%, 04/25/36	10,963
9,890	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3, Class A1, VAR, 0.516%, 04/25/47	5,406
8,365	Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1, VAR, 1.316%, 11/25/34	7,570
17,703	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, VAR, 0.621%, 06/25/37	14,988
	New Century Home Equity Loan Trust,
33	Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	34
17,904	Series 2006-2, Class A2B, VAR, 0.606%, 08/25/36	14,659
19,413	Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, VAR, 0.636%, 04/25/37	16,078
	NovaStar Mortgage Funding Trust,
15,762	Series 2006-4, Class A2C, VAR, 0.596%, 09/25/36	8,236
5,964	Series 2006-4, Class A2D, VAR, 0.696%, 09/25/36	3,168
24,851	Series 2007-1, Class A1A, VAR, 0.576%, 03/25/37	15,882
45,288	Series 2007-1, Class A2C, VAR, 0.626%, 03/25/37	23,219
1,073	Option One Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.301%, 11/25/34	955
	Renaissance Home Equity Loan Trust,
1,553	Series 2004-4, Class AF4, SUB, 4.876%, 02/25/35	1,559
339	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	335
1,802	Saxon Asset Securities Trust, Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	1,768
	Securitized Asset-Backed Receivables LLC Trust,
16,497	Series 2006-NC3, Class A1, VAR, 0.586%, 09/25/36	10,873
24,053	Series 2006-NC3, Class A2B, VAR, 0.596%, 09/25/36	11,218
5,248	Series 2007-NC2, Class A2B, VAR, 0.586%, 01/25/37	3,003
14,065	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 0.626%, 02/25/36	7,887
17,794	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4, VAR, 0.719%, 06/25/37	11,352
12,814	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	12,918
	Structured Asset Investment Loan Trust,
6,825	Series 2005-HE3, Class M1, VAR, 1.166%, 09/25/35	6,060
20,808	Series 2006-4, Class A1, VAR, 0.619%, 07/25/36	11,777
5,023	Series 2006-BNC2, Class A5, VAR, 0.606%, 05/25/36	4,119
	WaMu Asset-Backed Certificates WaMu Trust,
24,862	Series 2007-HE2, Class 2A4, VAR, 0.806%, 04/25/37	11,190
26,586	Series 2007-HE4, Class 1A, VAR, 0.616%, 07/25/47	16,501

	Total Asset-Backed Securities (Cost $605,169)	562,392

Collateralized Mortgage Obligations — 6.5%
	Agency CMO — 1.7%
	Federal Home Loan Mortgage Corp. REMIC,
627	Series 3171, Class OJ, PO, 06/15/36	541
2,827	Series 3692, Class PS, IF, IO, 6.166%, 05/15/38	134
6,251	Series 3737, Class LI, IO, 4.500%, 05/15/24	241
8,133	Series 3850, Class LS, IF, IO, 1.690%, 05/15/39	523
16,503	Series 3962, Class KS, IF, IO, 1.880%, 06/15/38	1,252
16,502	Series 3997, Class HS, IF, IO, 6.116%, 03/15/38	1,486
36,869	Series 4002, Class MI, IO, 4.000%, 01/15/39	2,809
8,046	Series 4013, Class SB, IF, IO, 6.016%, 03/15/42	1,836
20,203	Series 4057, Class BS, IF, IO, 5.616%, 09/15/39	2,601
14,977	Series 4057, Class CS, IF, IO, 5.616%, 04/15/39	2,124
133,598	Series 4057, Class SA, IF, IO, 5.616%, 04/15/39	15,204
25,465	Series 4073, Class AS, IF, IO, 5.616%, 08/15/38	3,274

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
35,579	Series 4083, Class MS, IF, IO, 5.616%, 05/15/39	5,054
15,041	Series 4086, Class TS, IF, IO, 5.666%, 04/15/37	1,352
30,033	Series 4093, Class SD, IF, IO, 6.266%, 01/15/38	5,708
37,115	Series 4097, Class TS, IF, IO, 5.666%, 05/15/39	5,855
19,059	Series 4099, Class BS, IF, IO, 5.616%, 06/15/39	3,027
1,396	Series 4100, Class KJ, 3.500%, 08/15/42	1,436
9,399	Series 4102, Class SW, IF, IO, 5.666%, 05/15/39	1,668
8,299	Series 4113, Class JS, IF, IO, 5.616%, 07/15/39	1,205
12,707	Series 4116, Class MS, IF, IO, 5.766%, 11/15/39	2,420
17,107	Series 4122, Class SJ, IF, IO, 5.716%, 12/15/40	2,557
9,773	Series 4123, Class SA, IF, IO, 5.766%, 09/15/39	1,494
9,104	Series 4132, Class SE, IF, IO, 5.766%, 12/15/40	1,583
11,304	Series 4136, Class SA, IF, IO, 5.766%, 12/15/39	1,758
65,722	Series 4174, Class SA, IF, IO, 5.766%, 05/15/39	10,066
38,533	Series 4199, Class SD, IF, IO, 5.766%, 06/15/39	5,849
13,849	Series 4229, Class AS, IF, IO, 5.716%, 12/15/38	1,589
17,097	Series 4267, Class CI, IO, 4.000%, 05/15/39	1,871
	Federal National Mortgage Association REMIC,
1,384	Series 2004-61, Class NS, IF, IO, 7.254%, 08/25/34	286
4,383	Series 2004-72, Class S, IF, IO, 6.054%, 09/25/34	911
1,332	Series 2005-13, Class AS, IF, IO, 5.654%, 03/25/35	227
1,169	Series 2006-72, Class XI, IF, IO, 6.054%, 08/25/36	180
2,293	Series 2006-108, Class S, IF, IO, 6.754%, 11/25/36	631
816	Series 2007-88, Class XI, IF, IO, 6.094%, 06/25/37	144
3,217	Series 2008-17, Class KS, IF, IO, 5.904%, 11/25/37	513
1,361	Series 2008-34, Class GS, IF, IO, 6.004%, 05/25/38	231
3,316	Series 2011-18, Class UA, 4.000%, 08/25/38	3,334
189	Series 2011-70, Class CL, 3.000%, 08/25/26	189
2,231	Series 2012-20, Class JS, IF, IO, 5.554%, 10/25/38	232
6,164	Series 2012-42, Class PS, IF, IO, 6.134%, 08/25/41	533
48,963	Series 2012-73, Class LS, IF, IO, 5.604%, 06/25/39	6,684
30,608	Series 2012-74, Class AS, IF, IO, 5.604%, 03/25/39	4,026
8,983	Series 2012-84, Class QS, IF, IO, 6.204%, 09/25/31	1,654
8,158	Series 2012-84, Class SQ, IF, IO, 6.204%, 08/25/32	1,794
32,114	Series 2012-87, Class NS, IF, IO, 5.604%, 02/25/39	4,935
26,206	Series 2012-94, Class KS, IF, IO, 6.204%, 05/25/38	5,018
22,930	Series 2012-94, Class SL, IF, IO, 6.254%, 05/25/38	4,435
31,624	Series 2012-98, Class SA, IF, IO, 5.604%, 05/25/39	4,818
11,336	Series 2012-104, Class QS, IF, IO, 5.654%, 03/25/39	1,790
9,684	Series 2012-107, Class QS, IF, IO, 5.654%, 10/25/40	1,630
9,396	Series 2012-110, Class MS, IF, IO, 5.554%, 10/25/42	1,957
16,333	Series 2012-110, Class SB, IF, IO, 6.254%, 10/25/32	3,482
5,092	Series 2012-111, Class KS, IF, IO, 5.704%, 01/25/40	707
23,678	Series 2012-114, Class DS, IF, IO, 5.654%, 08/25/39	3,412
23,749	Series 2012-120, Class ES, IF, IO, 5.754%, 11/25/39	4,346
31,204	Series 2012-120, Class SE, IF, IO, 5.754%, 02/25/39	5,264
22,247	Series 2012-124, Class DS, IF, IO, 5.704%, 04/25/40	3,640
28,749	Series 2012-124, Class LS, IF, IO, 5.754%, 07/25/40	4,766
31,022	Series 2012-137, Class CS, IF, IO, 5.754%, 08/25/41	5,937
36,763	Series 2013-9, Class SG, IF, IO, 5.754%, 03/25/39	6,553
4,654	Series 2013-110, Class QI, IO, 3.500%, 02/25/37	285
10,022	Series 2013-131, Class S, IF, IO, 5.604%, 01/25/34	2,148
52,864	Series 2014-61, Class SA, IO, VAR, 1.784%, 10/25/44	3,618

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Federal National Mortgage Association STRIPS,
888	Series 366, Class 18, IO, 4.000%, 11/25/20	42
1,064	Series 377, Class 2, IO, 5.000%, 10/25/36	197
1,299	Series 379, Class 2, IO, 5.500%, 05/25/37	220
2,915	Series 390, Class C7, IO, 4.000%, 07/25/23	104
4,812	Series 390, Class C8, IO, 4.500%, 07/25/23	223
	Government National Mortgage Association,
686	Series 2005-7, Class NL, IF, IO, 6.316%, 03/17/33	72
2,740	Series 2009-41, Class GS, IF, IO, 5.616%, 06/16/39	411
7,226	Series 2013-69, Class SM, IF, IO, 5.762%, 05/20/43	1,100
10,794	Series 2013-165, Class ST, IF, IO, 5.712%, 11/20/43	1,998
13,467	Series 2013-190, Class KS, IF, IO, 5.112%, 12/20/43	1,916
6,720	Series 2014-2, Class NS, IF, IO, 5.712%, 01/20/44	1,258
9,527	Series 2014-68, Class SK, IF, IO, 5.762%, 05/20/44	1,727
32,341	Series 2014-90, Class SA, IO, 1.092%, 10/20/38	1,564
16,281	Series 2014-98, Class SM, IF, IO, 5.762%, 07/20/44	2,849
65,808	Series 2014-119, Class SA, IF, IO, 5.162%, 08/20/44	10,560
15,653	Series 2014-129, Class SK, IF, IO, 5.762%, 09/20/44	2,866
13,323	Series 2014-183, Class SG, IF, IO, 5.762%, 12/20/44	2,413
36,267	Series 2015-80, Class MS, IF, IO, 5.812%, 06/20/45	9,247

		215,594

	Non-Agency CMO — 4.8%
	Adjustable Rate Mortgage Trust,
9,676	Series 2005-5, Class 5A1, VAR, 3.256%, 09/25/35	8,472
2,134	Series 2005-10, Class 1A21, VAR, 2.922%, 01/25/36	1,831
	Alternative Loan Trust,
557	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	564
1,813	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	1,798
2,372	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	2,337
5,213	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	4,905
1,176	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	1,179
6,299	Series 2005-70CB, Class A5, 5.500%, 12/25/35	5,717
845	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	842
2,015	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	1,985
1,833	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	1,777
2,165	Series 2006-24CB, Class A1, 6.000%, 06/25/36	1,847
3,901	Series 2006-24CB, Class A23, 6.000%, 06/25/36	3,329
5,541	Series 2006-25CB, Class A9, 6.000%, 10/25/36	4,958
886	Series 2006-28CB, Class A17, 6.000%, 10/25/36	709
3,197	Series 2006-31CB, Class A3, 6.000%, 11/25/36	2,613
791	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	651
254	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	222
1,061	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	891
2,838	American General Mortgage Loan Trust, Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	2,864
2,475	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, VAR, 0.636%, 09/25/46	1,679
	Banc of America Alternative Loan Trust,
4,434	Series 2004-1, Class 1A1, 6.000%, 02/25/34	4,691
3,005	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	2,770
2,406	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	2,174
2,647	Series 2006-4, Class 2A1, 6.000%, 05/25/21	2,540
	Banc of America Funding Trust,
2,486	Series 2005-1, Class 1A1, 5.500%, 02/25/35	2,488
1,239	Series 2006-1, Class 2A1, 5.500%, 01/25/36	1,192
2,386	Series 2006-D, Class 5A2, VAR, 3.219%, 05/20/36	2,127

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
12,841	Series 2014-R7, Class 1A1, VAR, 0.589%, 05/26/36 (e)	11,627
3,138	Series 2014-R7, Class 2A1, VAR, 0.579%, 09/26/36 (e)	2,932
	Banc of America Mortgage Trust,
494	Series 2005-11, Class 2A1, 5.250%, 12/25/20	497
7,008	Series 2007-3, Class 1A1, 6.000%, 09/25/37	6,327
3,470	BCAP LLC Trust, Series 2013-RR12, Class 2A7, VAR, 0.589%, 05/26/37 (e)	3,421
11,917	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 2.440%, 02/25/36	10,954
6,150	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class A1, SUB, 5.250%, 10/25/34	6,134
2,059	Chase Mortgage Finance Trust, Series 2005-S1, Class 1A15, 6.000%, 05/25/35	2,149
	CHL Mortgage Pass-Through Trust,
3,276	Series 2005-20, Class A7, 5.250%, 12/25/27	3,045
928	Series 2005-21, Class A2, 5.500%, 10/25/35	908
2,278	Series 2006-15, Class A1, 6.250%, 10/25/36	2,095
1,160	Series 2006-20, Class 1A36, 5.750%, 02/25/37	995
3,522	Series 2007-5, Class A6, VAR, 0.796%, 05/25/37	2,675
7,162	Series 2007-17, Class 1A1, 6.000%, 10/25/37	6,915
	Citicorp Mortgage Securities Trust,
3,512	Series 2006-5, Class 1A3, 6.000%, 10/25/36	3,380
401	Series 2006-7, Class 2A1, 5.500%, 12/25/21	404
5,540	Series 2007-5, Class 1A9, 6.000%, 06/25/37	5,638
	Citigroup Mortgage Loan Trust,
1,374	Series 2006-4, Class 1A1, 5.500%, 12/25/35	1,346
4,402	Series 2013-11, Class 1A4, VAR, 0.609%, 10/25/46 (e)	4,482
5,942	Series 2014-10, Class 1A1, VAR, 0.574%, 11/25/36 (e)	5,337
9,481	Series 2014-10, Class 3A1, VAR, 0.638%, 07/25/36 (e)	8,674
9,982	Series 2014-10, Class 4A1, VAR, 0.608%, 02/25/37 (e)	8,989
4,990	Series 2014-10, Class 5A1, VAR, 0.589%, 06/25/36 (e)	4,548
5,938	Series 2014-11, Class 4A1, VAR, 0.539%, 07/25/36 (e)	5,264
23,543	Series 2014-12, Class 1A4, VAR, 0.564%, 08/25/36 (e)	21,517
3,092	Series 2014-12, Class 2A4, VAR, 4.250%, 02/25/37 (e)	3,015
11,455	Series 2014-C, Class A, VAR, 3.250%, 02/25/54 (e)	10,834
	CitiMortgage Alternative Loan Trust,
3,523	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	3,264
329	Series 2006-A1, Class 2A1, 5.250%, 03/25/21	331
	Credit Suisse First Boston Mortgage Securities Corp.,
36	Series 2003-AR24, Class 2A4, VAR, 2.739%, 10/25/33	35
2,432	Series 2004-5, Class 4A1, 6.000%, 09/25/34	2,474
563	Series 2005-5, Class 1A1, 5.000%, 07/25/20	560
183	Series 2005-7, Class 3A1, 5.000%, 08/25/20	174
	CSMC Trust,
5,234	Series 2011-12R, Class 3A1, VAR, 2.366%, 07/27/36 (e)	5,154
5,250	Series 2014-10R, Class 4A1, VAR, 0.603%, 12/27/36 (e)	5,019
3,959	Series 2014-11R, Class 8A1, VAR, 0.779%, 04/27/37 (e)	3,839
15,045	Series 2014-11R, Class 9A1, VAR, 0.579%, 10/27/36 (e)	14,257
14,257	Series 2015-3R, Class 5A1, VAR, 0.583%, 09/29/36 (e)	13,682
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
3,173	Series 2005-1, Class 1A1, VAR, 0.946%, 02/25/35	2,831
1,281	Series 2005-1, Class 2A1, VAR, 5.850%, 02/25/20	1,296
22,338	Deutsche Mortgage Securities, Inc., Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, VAR, 4.244%, 06/27/37 (e)	22,079
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes,
15,955	Series 2014-DN1, Class M2, VAR, 2.646%, 02/25/24	16,146
1,221	Series 2014-DN3, Class M2, VAR, 2.846%, 08/25/24	1,234
9,170	Series 2014-DN3, Class M3, VAR, 4.446%, 08/25/24	9,160

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
16,199	Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C04, Class 1M2, VAR, 6.146%, 04/25/28	16,909
2,773	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA7, Class A1, 5.750%, 12/25/36	2,057
3,223	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	2,683
2,901	First Horizon Mortgage Pass-Through Trust, Series 2006-2, Class 1A3, 6.000%, 08/25/36	2,720
3,746	GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.756%, 10/25/45	3,001
2,982	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.609%, 04/26/37 (e)	2,788
	GSR Mortgage Loan Trust,
3,379	Series 2006-2F, Class 2A1, 5.750%, 02/25/36	3,109
2,571	Series 2006-3F, Class 2A7, 5.750%, 03/25/36	2,362
4	Series 2006-9F, Class 7A1, 4.500%, 07/25/21	4
611	Series 2006-9F, Class 9A1, 6.000%, 08/25/21	595
	HarborView Mortgage Loan Trust,
3,654	Series 2004-9, Class 2A, VAR, 2.791%, 12/19/34	2,987
8,258	Series 2006-9, Class 2A1A, VAR, 0.649%, 11/19/36	6,021
3,123	Impac CMB Trust, Series 2004-6, Class 1A2, VAR, 1.226%, 10/25/34	2,858
1,935	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	1,886
1,218	Lehman Mortgage Trust, Series 2006-4, Class 3A1, 5.000%, 08/25/21	1,185
1,348	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.596%, 12/25/36	1,352
	LSTAR Securities Investment Trust,
16,366	Series 2014-1, Class NOTE, VAR, 3.539%, 09/01/21 (e)	16,203
5,671	Series 2014-2, Class A, VAR, 2.439%, 12/01/21 (e)	5,586
22,477	Series 2015-1, Class A, VAR, 2.439%, 01/01/20 (e)	22,136
22,041	Series 2015-2, Class A, VAR, 2.439%, 01/01/20 (e)	21,765
12,198	Series 2015-3, Class A, VAR, 2.439%, 03/01/20 (e)	11,958
6,110	Series 2015-4, Class A1, VAR, 2.434%, 04/01/20 (e)	5,957
13,138	Series 2015-6, Class A, VAR, 2.439%, 05/01/20 (e)	12,810
3,703	Series 2015-7, Class A, VAR, 2.439%, 07/01/20 (e)	3,643
	MASTR Alternative Loan Trust,
2,064	Series 2004-7, Class 10A1, 6.000%, 06/25/34	2,078
468	Series 2004-13, Class 9A1, 5.500%, 01/25/35	467
3,701	Series 2005-5, Class 3A1, 5.750%, 08/25/35	3,023
2,065	NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A1, 6.500%, 03/25/34 (e)	1,832
6,185	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.652%, 12/26/36 (e)	5,697
2,925	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.584%, 10/25/32	3,050
	RALI Trust,
2,075	Series 2003-QS16, Class A1, 5.000%, 08/25/18	2,074
1,161	Series 2003-QS20, Class CB, 5.000%, 11/25/18	1,170
702	Series 2005-QS3, Class 2A1, 5.000%, 03/25/20	706
561	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	526
408	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	414
2,680	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, VAR, 0.569%, 09/26/36 (e)	2,542
	Residential Asset Securitization Trust,
222	Series 2004-A6, Class A1, 5.000%, 08/25/19	222
7,430	Series 2006-A1, Class 1A6, VAR, 0.946%, 04/25/36	4,195
24,783	Series 2006-R1, Class A2, VAR, 0.846%, 01/25/46	11,440
	RFMSI Trust,
6,405	Series 2005-SA2, Class 2A2, VAR, 3.347%, 06/25/35	5,989
5,014	Series 2006-S9, Class A1, 6.250%, 09/25/36	4,585
4,130	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	3,650
5,696	Series 2006-S12, Class 3A9, 5.750%, 12/25/36	5,122
2,803	Series 2006-SA4, Class 2A1, VAR, 3.966%, 11/25/36	2,442
1,699	Series 2007-S2, Class A4, 6.000%, 02/25/37	1,535

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
9,800	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	9,460
	Springleaf Mortgage Loan Trust,
3,994	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	3,989
6,820	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,817
3,025	Series 2013-1A, Class M4, VAR, 4.440%, 06/25/58 (e)	3,022
	Structured Asset Securities Corp. Trust,
272	Series 2005-6, Class 5A1, 5.000%, 05/25/35	272
1,347	Series 2005-17, Class 4A5, 5.500%, 10/25/35	1,367
6,329	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2003-32, Class 5A1, VAR, 5.818%, 11/25/33	6,498
	Thornburg Mortgage Securities Trust,
3,063	Series 2002-4, Class 3A, VAR, 2.449%, 12/25/42	3,002
3,637	Series 2007-4, Class 3A1, VAR, 6.062%, 09/25/37	3,715
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
3,312	Series 2005-7, Class 1A2, VAR, 0.896%, 09/25/35	2,456
233	Series 2005-8, Class 1A8, 5.500%, 10/25/35	217
2,890	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 1A2, 5.500%, 02/25/35	3,005
	Wells Fargo Mortgage-Backed Securities Trust,
789	Series 2005-16, Class A8, 5.750%, 01/25/36	837
3,141	Series 2006-11, Class A4, 5.000%, 09/25/36	2,786
3,805	Series 2006-11, Class A8, 6.000%, 09/25/36	3,509
2,148	Series 2006-11, Class A9, 6.500%, 09/25/36	2,019
7	Series 2006-11, Class A13, 6.000%, 09/25/36	7
6,765	Series 2006-15, Class A1, 6.000%, 11/25/36	6,487
732	Series 2006-17, Class A1, 5.500%, 11/25/21	737
339	Series 2007-3, Class 3A1, 5.500%, 04/25/22	343
4,222	Series 2007-7, Class A39, 6.000%, 06/25/37	4,186
7,203	Series 2007-7, Class A49, 6.000%, 06/25/37	7,141
7,051	Series 2007-8, Class 2A8, 6.000%, 07/25/37	6,901
3,240	Series 2007-10, Class 1A5, 6.000%, 07/25/37	3,233
1,541	Series 2007-11, Class A85, 6.000%, 08/25/37	1,512
310	Series 2007-11, Class A96, 6.000%, 08/25/37	307

		613,948

	Total Collateralized Mortgage Obligations (Cost $832,653)	829,542

Commercial Mortgage-Backed Securities — 1.9%
	BAMLL Commercial Mortgage Securities Trust,
14,418	Series 2013-DSNY, Class F, VAR, 3.934%, 09/15/26 (e)	14,273
13,285	Series 2014-FL1, Class D, VAR, 4.434%, 12/15/31 (e)	12,622
21,520	Series 2014-FL1, Class E, VAR, 5.934%, 12/15/31 (e)	18,789
29,010	Series 2014-INLD, Class E, VAR, 3.773%, 12/15/29 (e)	27,649
6,710	Series 2015-ASHF, Class D, VAR, 3.433%, 01/15/28 (e)	6,428
7,240	Series 2015-ASHF, Class E, VAR, 4.433%, 01/15/28 (e)	6,883
	CG-CCRE Commercial Mortgage Trust,
4,063	Series 2014-FL2, Class COL1, VAR, 3.934%, 11/15/31 (e)	4,069
10,030	Series 2014-FL2, Class COL2, VAR, 4.934%, 11/15/31 (e)	9,983
9,970	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class E, VAR, 4.784%, 07/15/27 (e)	9,298
	Commercial Mortgage Trust,
9,270	Series 2014-FL5, Class KH1, VAR, 4.085%, 08/15/31 (e)	8,623
5,920	Series 2014-FL5, Class KH2, VAR, 4.935%, 08/15/31 (e)	5,479
16,803	Series 2015-CR23, Class CMD, VAR, 3.685%, 05/10/48 (e)	15,097
	CSMC Trust,
27,930	Series 2015-DEAL, Class E, VAR, 4.434%, 04/15/29 (e)	26,293
11,080	Series 2015-SAND, Class E, VAR, 4.284%, 08/15/30 (e)	10,780
24,430	GSCCRE Commercial Mortgage Trust, Series 2015-HULA, Class E, VAR, 4.830%, 08/15/32 (e)	23,795

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Commercial Mortgage-Backed Securities — continued
	Velocity Commercial Capital Loan Trust,
6,986	Series 2015-1, Class M3, VAR, 7.050%, 06/25/45 (e)	7,105
5,668	Series 2016-1, Class M3, VAR, 6.807%, 04/25/46 (e)	5,641
23,372	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class F, VAR, 4.155%, 11/15/29 (e)	22,515

	Total Commercial Mortgage-Backed Securities (Cost $240,313)	235,322

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.0% (g)
	Household Durables — 0.0% (g)
5,000	CalAtlantic Group, Inc., 1.250%, 08/01/32	5,425

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
3,010	Whiting Petroleum Corp., 1.250%, 04/01/20 (e)	2,287

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
6,166	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (e)	6,251

	Total Convertible Bonds (Cost $15,671)	13,963

Corporate Bonds — 49.5%
	Consumer Discretionary — 10.3%
	Auto Components — 1.1%
	American Axle & Manufacturing, Inc.,
4,138	6.250%, 03/15/21	4,304
2,928	6.625%, 10/15/22	3,078
3,510	Dana Financing Luxembourg Sarl, (Luxembourg), 6.500%, 06/01/26 (e)	3,497
	Dana Holding Corp.,
705	5.375%, 09/15/21	725
5,595	5.500%, 12/15/24	5,357
9,698	6.000%, 09/15/23	9,771
2,730	6.750%, 02/15/21	2,826
	Goodyear Tire & Rubber Co. (The),
7,318	5.000%, 05/31/26	7,400
4,933	5.125%, 11/15/23	5,044
3,815	6.500%, 03/01/21	4,001
12,825	7.000%, 05/15/22	13,771
4,160	8.750%, 08/15/20	4,961
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
14,466	4.875%, 03/15/19	13,978
2,198	6.000%, 08/01/20	2,126
3,911	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,116
1,710	Lear Corp., 5.250%, 01/15/25	1,821
10,165	MPG Holdco I, Inc., 7.375%, 10/15/22	10,063
	Schaeffler Finance B.V., (Netherlands),
4,490	4.250%, 05/15/21 (e)	4,546
3,240	4.750%, 05/15/23 (e)	3,319
7,710	TI Group Automotive Systems LLC, 8.750%, 07/15/23 (e)	7,614
11,587	UCI International LLC, 8.625%, 02/15/19 (d)	3,215
	ZF North America Capital, Inc.,
7,503	4.000%, 04/29/20 (e)	7,756
5,535	4.500%, 04/29/22 (e)	5,566
12,250	4.750%, 04/29/25 (e)	12,250

		141,105

	Automobiles — 0.3%
	Fiat Chrysler Automobiles N.V., (Netherlands),
6,674	4.500%, 04/15/20	6,741
5,375	5.250%, 04/15/23	5,348
14,620	General Motors Co., 4.875%, 10/02/23	15,524
	Jaguar Land Rover Automotive plc, (United Kingdom),
8,103	4.125%, 12/15/18 (e)	8,326
4,000	4.250%, 11/15/19 (e)	4,140
1,350	5.625%, 02/01/23 (e)	1,419
	Motors Liquidation Co.,
175	0.684%, 06/01/49 (d)	—	(h)
1,533	5.250%, 03/06/32 (d)	—	(h)
1,545	6.250%, 07/15/33 (d)	—	(h)
170	7.250%, 04/15/41 (d)	—	(h)
505	7.250%, 07/15/41 (d)	—	(h)
687	7.250%, 02/15/52 (d)	—	(h)
581	7.375%, 05/15/48 (d)	—	(h)
51	7.375%, 10/01/51 (d)	—	(h)

		41,498

	Distributors — 0.0% (g)
1,065	Performance Food Group, Inc., 5.500%, 06/01/24 (e)	1,078

	Diversified Consumer Services — 0.1%
	Service Corp. International,
1,630	5.375%, 05/15/24	1,687
8,670	7.500%, 04/01/27	10,144
1,900	8.000%, 11/15/21	2,223
1,054	Sotheby’s, 5.250%, 10/01/22 (e)	1,028

		15,082

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — 2.8%
8,155	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	8,451
	Boyd Gaming Corp.,
3,538	6.375%, 04/01/26 (e)	3,644
1,932	6.875%, 05/15/23	2,026
	Caesars Entertainment Operating Co., Inc.,
11,310	8.500%, 02/15/20 (d)	10,631
39,275	9.000%, 02/15/20 (d)	36,722
9,205	11.250%, 06/01/17 (d)	8,607
4,315	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 8.000%, 10/01/20	4,347
17,372	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e) (d)	9,902
7,817	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	7,309
	GLP Capital LP/GLP Financing II, Inc.,
555	4.375%, 04/15/21	569
920	5.375%, 04/15/26	959
4,280	4.875%, 11/01/20	4,478
8,690	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	8,999
	International Game Technology plc, (United Kingdom),
7,250	6.250%, 02/15/22 (e)	7,377
9,540	6.500%, 02/15/25 (e)	9,540
6,961	Interval Acquisition Corp., 5.625%, 04/15/23 (e)	7,100
11,250	Isle of Capri Casinos, Inc., 5.875%, 03/15/21	11,742
1,102	Landry’s, Inc., 9.375%, 05/01/20 (e)	1,157
8,790	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	8,416
2,345	MGM Growth Properties Operating Partnership LP/MGP Escrow Co.-Issuer, Inc., 5.625%, 05/01/24 (e)	2,468
	MGM Resorts International,
16,330	5.250%, 03/31/20	16,902
24,758	6.000%, 03/15/23	25,872
1,250	6.625%, 12/15/21	1,348
8,750	6.750%, 10/01/20	9,520
8,368	7.625%, 01/15/17	8,630
46,971	7.750%, 03/15/22	52,842
875	8.625%, 02/01/19	991
1,090	11.375%, 03/01/18	1,243
2,126	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	2,187
	Royal Caribbean Cruises Ltd., (Liberia),
9,569	7.250%, 03/15/18	10,382
427	7.500%, 10/15/27	497
	Sabre GLBL, Inc.,
4,449	5.250%, 11/15/23 (e)	4,544
6,545	5.375%, 04/15/23 (e)	6,692
	Scientific Games International, Inc.,
4,095	7.000%, 01/01/22 (e)	4,136
9,741	10.000%, 12/01/22	7,890
7,660	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	7,737
4,418	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	4,849
3,930	Station Casinos LLC, 7.500%, 03/01/21	4,136
24,460	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	23,635

		348,477

	Household Durables — 0.4%
2,160	Allegion U.S. Holding Co., Inc., 5.750%, 10/01/21	2,263
3,260	Apex Tool Group LLC, 7.000%, 02/01/21 (e)	2,901
	CalAtlantic Group, Inc.,
2,780	8.375%, 01/15/21	3,259
2,395	10.750%, 09/15/16	2,455
	Lennar Corp.,
2,862	4.500%, 06/15/19	2,955
2,000	6.950%, 06/01/18	2,155
6,355	Series B, 12.250%, 06/01/17	6,975
5,360	Meritage Homes Corp., 7.000%, 04/01/22	5,802
9,950	RSI Home Products, Inc., 6.500%, 03/15/23 (e)	10,248
	Tempur Sealy International, Inc.,
7,150	5.500%, 06/15/26 (e)	7,186
6,539	5.625%, 10/15/23	6,776

		52,975

	Internet & Catalog Retail — 0.1%
2,838	Acosta, Inc., 7.750%, 10/01/22 (e)	2,738
5,750	Netflix, Inc., 5.750%, 03/01/24	6,009

		8,747

	Leisure Products — 0.1%
9,985	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 05/01/20	7,239
3,690	Vista Outdoor, Inc., 5.875%, 10/01/23 (e)	3,857

		11,096

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Media — 4.4%
	Altice Luxembourg S.A., (Luxembourg),
5,023	7.625%, 02/15/25 (e)	4,967
15,308	7.750%, 05/15/22 (e)	15,681
5,878	Altice U.S. Finance I Corp., 5.500%, 05/15/26 (e)	5,995
8,340	AMC Entertainment, Inc., 5.750%, 06/15/25	8,277
13,947	AMC Networks, Inc., 5.000%, 04/01/24	13,930
	Cablevision Systems Corp.,
12,282	7.750%, 04/15/18	13,081
13,733	8.000%, 04/15/20	13,973
4,820	8.625%, 09/15/17	5,139
	Cinemark USA, Inc.,
8,640	4.875%, 06/01/23	8,554
1,051	5.125%, 12/15/22	1,077
	Clear Channel Worldwide Holdings, Inc.,
5,500	Series A, 6.500%, 11/15/22	5,362
1,185	Series A, 7.625%, 03/15/20	1,090
55,169	Series B, 6.500%, 11/15/22	55,376
34,130	Series B, 7.625%, 03/15/20	32,765
3,134	CSC Holdings LLC, 6.750%, 11/15/21	3,222
	DISH DBS Corp.,
705	4.250%, 04/01/18	723
11,955	5.000%, 03/15/23	10,879
20,329	5.875%, 07/15/22	19,730
28,644	5.875%, 11/15/24	26,549
30,934	6.750%, 06/01/21	32,041
10,913	7.875%, 09/01/19	12,045
10,940	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	11,610
5,040	Gray Television, Inc., 7.500%, 10/01/20	5,267
	iHeartCommunications, Inc.,
7,779	9.000%, 12/15/19	6,107
6,665	9.000%, 03/01/21	4,974
4,010	10.625%, 03/15/23	2,967
4,125	Liberty Interactive LLC, 8.250%, 02/01/30	4,259
	LIN Television Corp.,
2,811	5.875%, 11/15/22	2,843
3,700	6.375%, 01/15/21	3,857
1,615	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	1,694
	Neptune Finco Corp.,
2,475	6.625%, 10/15/25 (e)	2,643
19,504	10.125%, 01/15/23 (e)	21,747
15,968	10.875%, 10/15/25 (e)	18,164
	Nexstar Broadcasting, Inc.,
3,720	6.125%, 02/15/22 (e)	3,729
12,080	6.875%, 11/15/20	12,594
19,181	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	19,613
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
470	5.250%, 02/15/22	478
1,835	5.625%, 02/15/24	1,899
10,300	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	10,557
1,050	Quebecor, Inc., (Canada), 9.750%, 01/15/16 (d)	—	(h)
2,125	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	2,189
7,190	Regal Entertainment Group, 5.750%, 03/15/22	7,406
	Sinclair Television Group, Inc.,
2,300	5.625%, 08/01/24 (e)	2,369
707	5.875%, 03/15/26 (e)	728
12,610	6.125%, 10/01/22	13,241
3,434	6.375%, 11/01/21	3,623
	Sirius XM Radio, Inc.,
3,935	4.250%, 05/15/20 (e)	4,009
15,041	5.375%, 04/15/25 (e)	15,097
4,460	5.375%, 07/15/26 (e)	4,438
3,904	5.750%, 08/01/21 (e)	4,084
2,805	5.875%, 10/01/20 (e)	2,900
14,059	6.000%, 07/15/24 (e)	14,727
	TEGNA, Inc.,
1,345	4.875%, 09/15/21 (e)	1,369
965	5.500%, 09/15/24 (e)	996
2,905	6.375%, 10/15/23	3,103
3,644	Time Warner Cable, Inc., 7.300%, 07/01/38	4,382
7,945	Time, Inc., 5.750%, 04/15/22 (e)	7,577
3,590	Trader Corp., (Canada), 9.875%, 08/15/18 (e)	3,716
2,941	Unitymedia GmbH, (Germany), 6.125%, 01/15/25 (e)	3,018
4,245	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.000%, 01/15/25 (e)	4,266
3,595	Univision Communications, Inc., 8.500%, 05/15/21 (e)	3,766
11,088	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	11,531
	WMG Acquisition Corp.,
1,655	5.625%, 04/15/22 (e)	1,688
6,845	6.000%, 01/15/21 (e)	7,050

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Media — continued
7,350	6.750%, 04/15/22 (e)	7,304

		560,035

	Multiline Retail — 0.1%
	J.C. Penney Corp., Inc.,
9,160	6.375%, 10/15/36	6,778
357	8.125%, 10/01/19	365
	Neiman Marcus Group Ltd. LLC,
3,890	8.000%, 10/15/21 (e)	2,957
8,330	8.750% (cash), 10/15/21 (e) (v)	5,914

		16,014

	Specialty Retail — 0.8%
3,701	Chinos Intermediate Holdings A, Inc., 7.750% (PIK), 05/01/19 (e) (v)	1,517
	Claire’s Stores, Inc.,
4,833	6.125%, 03/15/20 (e)	2,465
17,593	8.875%, 03/15/19	3,519
30,965	9.000%, 03/15/19 (e)	19,043
3,919	Guitar Center, Inc., 6.500%, 04/15/19 (e)	3,478
3,930	Hillman Group, Inc. (The), 6.375%, 07/15/22 (e)	3,547
8,166	L Brands, Inc., 6.625%, 04/01/21	9,095
3,735	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	3,884
1,522	Nebraska Book Holdings, Inc., 15.000%, 06/30/16 (e) (d)	272
703	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	717
7,389	Penske Automotive Group, Inc., 5.500%, 05/15/26	7,334
10,449	Radio Systems Corp., 8.375%, 11/01/19 (e)	10,971
	Sally Holdings LLC/Sally Capital, Inc.,
1,430	5.500%, 11/01/23	1,502
5,160	5.625%, 12/01/25	5,399
935	5.750%, 06/01/22	972
21,821	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	23,021

		96,736

	Textiles, Apparel & Luxury Goods — 0.1%
	Hanesbrands, Inc.,
3,100	4.625%, 05/15/24 (e)	3,100
3,100	4.875%, 05/15/26 (e)	3,104

		6,204

	Total Consumer Discretionary	1,299,047

	Consumer Staples — 2.6%
	Beverages — 0.2%
	Constellation Brands, Inc.,
1,901	3.750%, 05/01/21	1,968
2,192	4.250%, 05/01/23	2,258
2,000	7.250%, 05/15/17	2,102
7,580	Cott Beverages, Inc., 6.750%, 01/01/20	7,921
11,806	DS Services of America, Inc., 10.000%, 09/01/21 (e)	13,341

		27,590

	Food & Staples Retailing — 0.4%
14,122	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 06/15/24 (e)	14,510
9,105	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/22 (e)	10,412
2,127	Fresh Market, Inc. (The), 9.750%, 05/01/23 (e)	1,941
3,880	Ingles Markets, Inc., 5.750%, 06/15/23	3,938
	New Albertsons, Inc.,
940	7.750%, 06/15/26	919
5,840	8.700%, 05/01/30	5,782
10,765	Rite Aid Corp., 6.125%, 04/01/23 (e)	11,384
6,100	SUPERVALU, Inc., 7.750%, 11/15/22	5,299

		54,185

	Food Products — 1.4%
5,420	B&G Foods, Inc., 4.625%, 06/01/21	5,467
26,022	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	26,347
4,075	Darling Ingredients, Inc., 5.375%, 01/15/22	4,218
7,606	Dean Foods Co., 6.500%, 03/15/23 (e)	7,929
	JBS USA LLC/JBS USA Finance, Inc.,
1,000	5.750%, 06/15/25 (e)	951
11,084	5.875%, 07/15/24 (e)	10,890
16,473	7.250%, 06/01/21 (e)	16,885
10,242	8.250%, 02/01/20 (e)	10,665
3,877	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	3,909
2,078	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24 (e)	2,182
	Post Holdings, Inc.,
2,690	6.000%, 12/15/22 (e)	2,744
9,310	6.750%, 12/01/21 (e)	9,822
12,825	7.375%, 02/15/22	13,547
8,435	7.750%, 03/15/24 (e)	9,131
5,721	8.000%, 07/15/25 (e)	6,350
12,440	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	11,320
	Smithfield Foods, Inc.,
8,147	5.250%, 08/01/18 (e)	8,239
4,898	5.875%, 08/01/21 (e)	5,106
9,125	6.625%, 08/15/22	9,581

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Food Products — continued
1,227	7.750%, 07/01/17	1,304
	TreeHouse Foods, Inc.,
703	4.875%, 03/15/22	721
3,330	6.000%, 02/15/24 (e)	3,505
1,128	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	1,159
1,955	WhiteWave Foods Co. (The), 5.375%, 10/01/22	2,089

		174,061

	Household Products — 0.4%
4,659	Central Garden & Pet Co., 6.125%, 11/15/23	4,834
7,600	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	7,486
	HRG Group, Inc.,
1,971	7.750%, 01/15/22	1,941
22,511	7.875%, 07/15/19	23,749
	Spectrum Brands, Inc.,
2,985	5.750%, 07/15/25	3,119
1,400	6.625%, 11/15/22	1,492
5,612	6.375%, 11/15/20	5,886
704	Sun Products Corp. (The), 7.750%, 03/15/21 (e)	681

		49,188

	Personal Products — 0.2%
5,155	Albea Beauty Holdings S.A., (Luxembourg), 8.375%, 11/01/19 (e)	5,426
	Avon Products, Inc.,
3,560	4.200%, 07/15/18	3,324
4,913	6.750%, 03/15/23	3,675
2,205	NBTY, Inc., 7.625%, 05/15/21 (e)	2,249
	Prestige Brands, Inc.,
3,500	5.375%, 12/15/21 (e)	3,544
1,385	6.375%, 03/01/24 (e)	1,457
4,462	Revlon Consumer Products Corp., 5.750%, 02/15/21	4,462

		24,137

	Total Consumer Staples	329,161

	Energy — 4.6%
	Energy Equipment & Services — 0.3%
3,600	Archrock Partners LP/Archrock Partners Finance Corp., 6.000%, 10/01/22	3,096
	Basic Energy Services, Inc.,
7,975	7.750%, 02/15/19	2,771
192	7.750%, 10/15/22	64
1,445	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22	1,170
8,950	Hiland Partners Holdings LLC/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	9,340
	Precision Drilling Corp., (Canada),
4,177	5.250%, 11/15/24	3,289
589	6.500%, 12/15/21	504
9,310	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	2,840
	Transocean, Inc., (Cayman Islands),
1,278	6.500%, 11/15/20	987
5,722	7.125%, 12/15/21	4,220
5,197	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	4,314
	Weatherford International Ltd., (Bermuda),
1,407	6.000%, 03/15/18	1,386
461	7.000%, 03/15/38	309
6,164	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	5,994

		40,284

	Oil, Gas & Consumable Fuels — 4.3%
	Antero Resources Corp.,
3,329	5.125%, 12/01/22	3,188
9,180	5.375%, 11/01/21	8,950
35	5.625%, 06/01/23	34
1,415	6.000%, 12/01/20	1,408
	Baytex Energy Corp., (Canada),
1,118	5.125%, 06/01/21 (e)	906
1,118	5.625%, 06/01/24 (e)	866
8,390	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	7,551
3,250	Boardwalk Pipelines LP, 5.950%, 06/01/26	3,255
3,241	Bonanza Creek Energy, Inc., 5.750%, 02/01/23	1,199
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
11,457	7.875%, 04/15/22 (d)	1,575
3,105	8.625%, 10/15/20 (d)	435
	California Resources Corp.,
460	5.000%, 01/15/20	248
919	5.500%, 09/15/21	496
11,392	8.000%, 12/15/22 (e)	8,288
	Carrizo Oil & Gas, Inc.,
2,100	6.250%, 04/15/23	2,042
705	7.500%, 09/15/20	707
	Cenovus Energy, Inc., (Canada),
2,204	4.450%, 09/15/42	1,617
1,728	6.750%, 11/15/39	1,659

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Chaparral Energy, Inc.,
9,605	7.625%, 11/15/22 (d)	4,538
3,371	8.250%, 09/01/21 (d)	1,593
12,109	9.875%, 10/01/20 (d)	5,812
3,502	Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24 (e)	3,589
	Chesapeake Energy Corp.,
351	7.250%, 12/15/18	299
18,058	8.000%, 12/15/22 (e)	14,537
5,885	VAR, 3.878%, 04/15/19	4,318
2,000	Cimarex Energy Co., 4.375%, 06/01/24	2,038
3,500	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	3,500
3,401	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	1,173
7,220	Comstock Resources, Inc., 10.000%, 03/15/20 (e)	5,307
1,420	CONSOL Energy, Inc., 5.875%, 04/15/22	1,157
4,935	Continental Resources, Inc., 4.500%, 04/15/23	4,494
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
310	6.125%, 03/01/22	293
4,290	6.250%, 04/01/23 (e)	4,011
5,108	CrownRock LP/CrownRock Finance, Inc., 7.125%, 04/15/21 (e)	5,287
	Denbury Resources, Inc.,
5,350	4.625%, 07/15/23	3,611
9,405	5.500%, 05/01/22	6,678
	Endeavor Energy Resources LP/EER Finance, Inc.,
12,855	7.000%, 08/15/21 (e)	12,533
2,187	8.125%, 09/15/23 (e)	2,231
	EP Energy LLC/Everest Acquisition Finance, Inc.,
2,295	7.750%, 09/01/22	1,211
35,018	9.375%, 05/01/20	22,674
	Halcon Resources Corp.,
5,131	8.625%, 02/01/20 (e)	4,849
26,008	13.000%, 02/15/22 (e)	14,239
	Hilcorp Energy I LP/Hilcorp Finance Co.,
8,057	5.000%, 12/01/24 (e)	7,654
5,989	5.750%, 10/01/25 (e)	5,780
5,302	7.625%, 04/15/21 (e)	5,474
20,019	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	16,015
2,169	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	2,281
	Kinder Morgan, Inc.,
2,187	2.000%, 12/01/17	2,162
1,458	3.050%, 12/01/19	1,453
7,485	7.000%, 06/15/17	7,813
2,560	Laredo Petroleum, Inc., 5.625%, 01/15/22	2,394
2,879	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	2,670
4,196	Matador Resources Co., 6.875%, 04/15/23	4,217
	MEG Energy Corp., (Canada),
8,540	6.375%, 01/30/23 (e)	6,533
1,432	6.500%, 03/15/21 (e)	1,128
11,884	7.000%, 03/31/24 (e)	9,150
	Memorial Production Partners LP/Memorial Production Finance Corp.,
12,810	6.875%, 08/01/22	6,021
10,274	7.625%, 05/01/21	5,034
	MPLX LP,
2,790	4.875%, 12/01/24 (e)	2,636
11,480	4.875%, 06/01/25 (e)	10,859
3,985	5.500%, 02/15/23 (e)	3,915
1,555	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	1,283
	Newfield Exploration Co.,
5,000	5.375%, 01/01/26	4,876
3,995	5.750%, 01/30/22	4,025
1,045	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	940
879	Northern Oil and Gas, Inc., 8.000%, 06/01/20	677
	Oasis Petroleum, Inc.,
3,479	6.500%, 11/01/21	3,140
11,245	6.875%, 03/15/22	10,345
14,053	6.875%, 01/15/23	12,683
6,856	7.250%, 02/01/19	6,582
	Parsley Energy LLC/Parsley Finance Corp.,
3,267	6.250%, 06/01/24 (e)	3,324
19,501	7.500%, 02/15/22 (e)	20,598
3,633	PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23 (e)	3,474
	Penn Virginia Corp.,
4,881	7.250%, 04/15/19 (d)	1,464
9,129	8.500%, 05/01/20 (d)	2,785

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	QEP Resources, Inc.,
3,000	5.375%, 10/01/22	2,790
2,816	6.875%, 03/01/21	2,830
4,400	Range Resources Corp., 4.875%, 05/15/25	4,158
	Regency Energy Partners LP/Regency Energy Finance Corp.,
3,382	4.500%, 11/01/23	3,180
2,485	5.000%, 10/01/22	2,434
3,175	5.500%, 04/15/23	3,103
1,300	5.875%, 03/01/22	1,325
6,599	RSP Permian, Inc., 6.625%, 10/01/22	6,813
2,046	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	41
33,231	Samson Resources Co., 9.750%, 02/15/20 (d)	498
	Sanchez Energy Corp.,
37,001	6.125%, 01/15/23	26,641
1,085	7.750%, 06/15/21	830
17,270	SandRidge Energy, Inc., 8.750%, 06/01/20 (e) (d)	6,822
2,500	SemGroup Corp., 7.500%, 06/15/21	2,369
9,228	Seven Generations Energy Ltd., (Canada), 8.250%, 05/15/20 (e)	9,666
	SM Energy Co.,
3,000	5.000%, 01/15/24	2,565
3,110	5.625%, 06/01/25	2,675
3,250	6.500%, 01/01/23	2,958
1,430	6.125%, 11/15/22	1,309
11,730	Southwestern Energy Co., 7.500%, 02/01/18	11,789
5,673	Sunoco LP/Sunoco Finance Corp., 6.250%, 04/15/21 (e)	5,673
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
1,410	4.125%, 11/15/19	1,375
2,852	5.000%, 01/15/18	2,909
925	5.250%, 05/01/23	869
8,310	6.750%, 03/15/24 (e)	8,206
2,075	Tesoro Corp., 4.250%, 10/01/17	2,122
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
2,265	5.500%, 10/15/19	2,356
10,957	5.875%, 10/01/20	11,286
1,470	6.125%, 10/15/21	1,515
6,660	6.250%, 10/15/22	6,876
2,405	6.375%, 05/01/24	2,477
4,014	Triangle USA Petroleum Corp., 6.750%, 07/15/22 (e)	863
	Ultra Petroleum Corp., (Canada),
7,091	5.750%, 12/15/18 (d)	3,794
3,000	6.125%, 10/01/24 (d)	1,605
5,208	W&T Offshore, Inc., 8.500%, 06/15/19	1,172
	Whiting Petroleum Corp.,
3,643	5.000%, 03/15/19	3,279
4,150	5.750%, 03/15/21	3,517
3,520	Williams Cos., Inc. (The), 7.875%, 09/01/21	3,714
6,946	Williams Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	6,804
	WPX Energy, Inc.,
6,227	5.250%, 09/15/24	5,418
3,668	6.000%, 01/15/22	3,301
704	7.500%, 08/01/20	690
8,515	8.250%, 08/01/23	8,291

		536,689

	Total Energy	576,973

	Financials — 4.0%
	Banks — 1.0%
6,185	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	6,749
	CIT Group, Inc.,
10,211	3.875%, 02/19/19	10,259
7,694	5.000%, 05/15/17	7,826
43,944	5.250%, 03/15/18	45,372
13,225	5.500%, 02/15/19 (e)	13,820
2,520	6.625%, 04/01/18 (e)	2,658
	Royal Bank of Scotland Group plc, (United Kingdom),
3,499	6.000%, 12/19/23	3,648
1,145	6.100%, 06/10/23	1,198
17,655	6.125%, 12/15/22	18,738
	Royal Bank of Scotland plc (The), (United Kingdom),
EUR 4,500	4.350%, 01/23/17	5,123
16,150	Reg. S, VAR, 9.500%, 03/16/22	17,039

		132,430

	Capital Markets — 0.1%
5,680	E*TRADE Financial Corp., 5.375%, 11/15/22	5,936

	Consumer Finance — 1.3%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
3,265	4.625%, 10/30/20	3,379
2,985	4.625%, 07/01/22	3,060
	Ally Financial, Inc.,
4,740	2.750%, 01/30/17	4,740
7,205	3.250%, 09/29/17	7,196

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Consumer Finance — continued
16,315	3.250%, 11/05/18	16,254
14,705	3.500%, 01/27/19	14,668
7,940	4.125%, 03/30/20	7,980
7,100	4.250%, 04/15/21	7,118
6,900	4.625%, 05/19/22	6,995
13,056	4.625%, 03/30/25	13,023
9,335	4.750%, 09/10/18	9,592
2,255	5.125%, 09/30/24	2,325
14,410	5.500%, 02/15/17	14,676
3,995	5.750%, 11/20/25	4,045
20,729	6.250%, 12/01/17	21,610
7,237	8.000%, 11/01/31	8,503
11,160	VAR, 3.313%, 07/18/16	11,178
	General Motors Financial Co., Inc.,
335	3.450%, 04/10/22	332
3,570	4.250%, 05/15/23	3,647
4,000	4.750%, 08/15/17	4,131
	Springleaf Finance Corp.,
830	5.750%, 09/15/16	836
2,358	6.500%, 09/15/17	2,435

		167,723

	Diversified Financial Services — 0.6%
9,276	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	4,360
3,780	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 3.750%, 05/15/19	3,832
24,102	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	24,403
11,976	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	6,198
4,569	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	4,352
17,058	Denali International LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	17,936
3,815	Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.250%, 08/01/22 (e)	3,338
2,915	James Hardie International Finance Ltd., (Ireland), 5.875%, 02/15/23 (e)	2,959
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
7,522	6.500%, 07/01/21	6,511
275	7.875%, 10/01/20	261
1,221	9.625%, 05/01/19	1,274
4,890	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	5,086
1,720	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	1,148

		81,658

	Insurance — 0.2%
4,533	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	4,907
5,831	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	6,444
5,825	National Financial Partners Corp., 9.000%, 07/15/21 (e)	5,672
1	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	1
GBP 1	Towergate Finance plc, (United Kingdom), 10.500%, 02/15/19 (a) (e)	—	(h)
6,359	USI, Inc., 7.750%, 01/15/21 (e)	6,327

		23,351

	Real Estate Investment Trusts (REITs) — 0.7%
2,830	Communications Sales & Leasing, Inc./CSL Capital LLC, 8.250%, 10/15/23	2,667
	Corrections Corp. of America,
10,328	4.125%, 04/01/20	10,638
2,260	4.625%, 05/01/23	2,294
2,595	5.000%, 10/15/22	2,724
	Crown Castle International Corp.,
3,634	4.875%, 04/15/22	3,952
4,070	5.250%, 01/15/23	4,517
2,591	DuPont Fabros Technology LP, 5.875%, 09/15/21	2,720
	Equinix, Inc.,
9,321	5.375%, 01/01/22	9,601
3,633	5.750%, 01/01/25	3,778
2,895	5.875%, 01/15/26	3,018
	GEO Group, Inc. (The),
305	5.125%, 04/01/23	297
5,290	5.875%, 01/15/22	5,369
1,570	5.875%, 10/15/24	1,588
2,795	6.000%, 04/15/26	2,823
3,510	Iron Mountain U.S. Holdings, Inc., 5.375%, 06/01/26 (e)	3,466
	Iron Mountain, Inc.,
3,510	4.375%, 06/01/21 (e)	3,501
2,250	5.750%, 08/15/24	2,250
703	6.000%, 10/01/20 (e)	742
6,149	6.000%, 08/15/23	6,426
1,397	iStar, Inc., 4.000%, 11/01/17	1,392
	RHP Hotel Properties LP/RHP Finance Corp.,
6,788	5.000%, 04/15/21	6,924
4,580	5.000%, 04/15/23	4,594
885	VEREIT Operating Partnership LP, 4.125%, 06/01/21	894

		86,175

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Real Estate Management & Development — 0.1%
2,332	Kennedy-Wilson, Inc., 5.875%, 04/01/24	2,279
	Mattamy Group Corp., (Canada),
2,670	6.500%, 11/15/20 (e)	2,596
CAD 3,000	6.875%, 11/15/20 (e)	2,265
4,844	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	5,014

		12,154

	Total Financials	509,427

	Health Care — 5.1%
	Health Care Equipment & Supplies — 0.8%
	Alere, Inc.,
4,080	6.375%, 07/01/23 (e)	4,253
3,949	6.500%, 06/15/20	3,959
1,310	7.250%, 07/01/18	1,354
20,013	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	20,638
15,735	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	14,122
3,640	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	3,722
7,605	Hologic, Inc., 5.250%, 07/15/22 (e)	7,957
	Kinetic Concepts, Inc./KCI USA, Inc.,
2,895	7.875%, 02/15/21 (e)	3,106
15,800	10.500%, 11/01/18	15,760
5,000	Mallinckrodt International Finance S.A., (Luxembourg), 3.500%, 04/15/18	4,863
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
6,880	4.875%, 04/15/20 (e)	6,674
7,945	5.500%, 04/15/25 (e)	7,170
10,751	5.625%, 10/15/23 (e)	10,106

		103,684

	Health Care Providers & Services — 2.8%
6,230	21st Century Oncology, Inc., 11.000%, 05/01/23 (e)	5,233
	Acadia Healthcare Co., Inc.,
350	5.125%, 07/01/22	352
5,687	5.625%, 02/15/23	5,779
1,790	Amsurg Corp., 5.625%, 11/30/20	1,839
	CHS/Community Health Systems, Inc.,
1,205	5.125%, 08/15/18	1,227
2,885	7.125%, 07/15/20	2,676
3,000	8.000%, 11/15/19	2,963
7,530	DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	7,464
6,170	Fresenius Medical Care U.S. Finance II, Inc., 5.875%, 01/31/22 (e)	6,787
4,970	HCA Holdings, Inc., 6.250%, 02/15/21	5,318
	HCA, Inc.,
4,046	3.750%, 03/15/19	4,167
4,605	5.000%, 03/15/24	4,726
5,418	5.250%, 04/15/25	5,581
4,945	5.250%, 06/15/26	5,081
30,075	5.375%, 02/01/25	30,526
19,280	5.875%, 02/15/26	19,955
40,676	7.500%, 02/15/22	46,116
2,225	8.000%, 10/01/18	2,492
1,270	Series 1, 5.875%, 05/01/23	1,345
	HealthSouth Corp.,
4,350	5.750%, 11/01/24	4,410
5,066	5.750%, 09/15/25	5,116
774	7.750%, 09/15/22	807
23,019	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	22,098
	inVentiv Health, Inc.,
12,200	9.000%, 01/15/18 (e)	12,474
1,503	10.000%, 08/15/18	1,473
3,877	10.000%, 08/15/18 (e)	3,945
842	10.000%, 08/15/18	836
	Kindred Healthcare, Inc.,
895	8.000%, 01/15/20	894
8,575	8.750%, 01/15/23	8,393
702	LifePoint Health, Inc., 5.375%, 05/01/24 (e)	705
8,496	Molina Healthcare, Inc., 5.375%, 11/15/22 (e)	8,486
4,000	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	4,372
3,115	RegionalCare Hospital Partners Holdings, Inc., 8.250%, 05/01/23 (e)	3,206
	Tenet Healthcare Corp.,
1,470	4.500%, 04/01/21	1,479
4,590	4.750%, 06/01/20	4,696
20,165	5.000%, 03/01/19	19,459
8,227	5.500%, 03/01/19	8,042
12,900	6.000%, 10/01/20	13,577
1,485	6.750%, 02/01/20	1,459
7,635	6.750%, 06/15/23	7,177
17,996	8.000%, 08/01/20	18,390
33,489	8.125%, 04/01/22	33,698
4,265	WellCare Health Plans, Inc., 5.750%, 11/15/20	4,420

		349,239

	Health Care Technology — 0.1%
3,056	Change Healthcare Holdings, Inc., 11.000%, 12/31/19	3,239

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Health Care Technology — continued
13,805	IMS Health, Inc., 6.000%, 11/01/20 (e)	14,138

		17,377

	Pharmaceuticals — 1.4%
2,316	Capsugel S.A., (Luxembourg), 7.000% (cash), 05/15/19 (e) (v)	2,325
14,127	Concordia Healthcare Corp., (Canada), 7.000%, 04/15/23 (e)	13,120
7,616	Endo Finance LLC, 5.750%, 01/15/22 (e)	6,835
2,204	Endo Finance LLC/Endo Finco, Inc., 5.875%, 01/15/23 (e)	1,901
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., (Ireland),
8,970	6.000%, 07/15/23 (e)	7,853
850	6.000%, 02/01/25 (e)	737
6,425	Grifols Worldwide Operations Ltd., (Ireland), 5.250%, 04/01/22	6,570
	Valeant Pharmaceuticals International, Inc., (Canada),
8,170	5.375%, 03/15/20 (e)	7,210
409	5.500%, 03/01/23 (e)	340
24,968	5.875%, 05/15/23 (e)	20,989
16,490	6.125%, 04/15/25 (e)	13,769
7,000	6.375%, 10/15/20 (e)	6,230
10,215	6.750%, 08/15/18 (e)	9,985
7,485	6.750%, 08/15/21 (e)	6,587
7,275	7.000%, 10/01/20 (e)	6,579
20,905	7.250%, 07/15/22 (e)	18,302
52,926	7.500%, 07/15/21 (e)	47,898

		177,230

	Total Health Care	647,530

	Industrials — 5.6%
	Aerospace & Defense — 0.7%
14,930	Aerojet Rocketdyne Holdings, Inc., 7.125%, 03/15/21	15,714
	Bombardier, Inc., (Canada),
2,518	4.750%, 04/15/19 (e)	2,386
4,583	5.500%, 09/15/18 (e)	4,491
1,409	6.125%, 01/15/23 (e)	1,207
9,480	7.500%, 03/15/25 (e)	8,343
4,767	7.750%, 03/15/20 (e)	4,743
709	Huntington Ingalls Industries, Inc., 5.000%, 11/15/25 (e)	744
8,815	KLX, Inc., 5.875%, 12/01/22 (e)	8,611
7,437	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	5,875
7,331	Orbital ATK, Inc., 5.250%, 10/01/21	7,652
	TransDigm, Inc.,
705	6.000%, 07/15/22	717
2,531	6.375%, 06/15/26 (e)	2,534
8,515	6.500%, 05/15/25	8,643
12,053	Triumph Group, Inc., 4.875%, 04/01/21	11,330

		82,990

	Air Freight & Logistics — 0.1%
7,185	Air Medical Merger Sub Corp., 6.375%, 05/15/23 (e)	7,023
8,715	XPO Logistics, Inc., 6.500%, 06/15/22 (e)	8,367

		15,390

	Airlines — 0.3%
3,796	Allegiant Travel Co., 5.500%, 07/15/19	3,919
9,084	American Airlines 2013-1 Class A Pass-Through Trust, 5.600%, 07/15/20 (e)	9,334
4,254	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	4,414
4,950	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	5,321
5,236	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	5,733
2,426	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	2,602
449	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	485
4,772	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	5,312
3,332	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	3,427

		40,547

	Building Products — 0.2%
1,330	Allegion plc, (Ireland), 5.875%, 09/15/23	1,406
4,030	Associated Materials LLC/AMH New Finance, Inc., 9.125%, 11/01/17	3,597
	Griffon Corp.,
702	5.250%, 03/01/22 (e)	693
1,868	5.250%, 03/01/22	1,845
3,066	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	3,204
1,980	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	2,118
3,541	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	3,559
2,825	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	2,260
	USG Corp.,
2,076	5.500%, 03/01/25 (e)	2,206
3,565	6.300%, 11/15/16	3,636

		24,524

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Commercial Services & Supplies — 1.0%
17,578	ACCO Brands Corp., 6.750%, 04/30/20	18,567
	ADT Corp. (The),
9,850	3.500%, 07/15/22	9,037
9,500	4.125%, 06/15/23	8,835
7,020	Algeco Scotsman Global Finance plc, (United Kingdom), 8.500%, 10/15/18 (e)	5,914
350	APX Group, Inc., 6.375%, 12/01/19	347
652	Aramark Services, Inc., 5.750%, 03/15/20	673
10,010	Casella Waste Systems, Inc., 7.750%, 02/15/19	10,223
	Clean Harbors, Inc.,
3,301	5.125%, 06/01/21 (e)	3,334
7,335	5.250%, 08/01/20	7,491
9,597	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	7,798
	Harland Clarke Holdings Corp.,
4,330	6.875%, 03/01/20 (e)	4,027
1,435	9.750%, 08/01/18 (e)	1,438
21,560	ILFC E-Capital Trust I, VAR, 4.240%, 12/21/65 (e)	17,302
14,629	ILFC E-Capital Trust II, VAR, 4.490%, 12/21/65 (e)	11,849
	Mobile Mini, Inc.,
1,409	5.875%, 07/01/24 (e)	1,444
6,270	7.875%, 12/01/20	6,521
10,076	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23 (e)	10,504
4,940	Quad/Graphics, Inc., 7.000%, 05/01/22	4,360
	Quebecor World Capital Corp., (Canada),
2,565	6.125%, 01/15/16 (d)	—	(h)
2,650	6.500%, 08/01/27 (d)	—	(h)
	R.R. Donnelley & Sons Co.,
476	6.500%, 11/15/23	443
2,139	7.000%, 02/15/22	2,069

		132,176

	Construction & Engineering — 0.2%
	AECOM,
4,870	5.750%, 10/15/22	5,028
9,915	5.875%, 10/15/24	10,312
10,865	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	10,322
1,000	MasTec, Inc., 4.875%, 03/15/23	934
2,807	Tutor Perini Corp., 7.625%, 11/01/18	2,814

		29,410

	Electrical Equipment — 0.3%
10,450	General Cable Corp., 5.750%, 10/01/22	9,771
10,399	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	10,321
9,318	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.625%, 06/01/21 (e)	6,988
	Sensata Technologies B.V., (Netherlands),
2,545	4.875%, 10/15/23 (e)	2,574
4,412	5.000%, 10/01/25 (e)	4,423
3,915	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	3,592

		37,669

	Industrial Conglomerates — 0.1%
8,567	CTP Transportation Products LLC/CTP Finance, Inc., 8.250%, 12/15/19 (e)	8,267

	Machinery — 0.5%
4,438	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	3,750
12,100	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	5,445
	CNH Industrial Capital LLC,
6,848	4.375%, 11/06/20	6,797
9,468	4.875%, 04/01/21	9,468
2,000	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	1,715
2,480	Manitowoc Foodservice, Inc., 9.500%, 02/15/24 (e)	2,728
8,110	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	8,333
	Oshkosh Corp.,
4,575	5.375%, 03/01/22	4,724
3,034	5.375%, 03/01/25	3,117
	Terex Corp.,
14,230	6.000%, 05/15/21	14,070
5,790	6.500%, 04/01/20	5,761

		65,908

	Marine — 0.1%
7,932	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	3,346
6,318	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	3,996
2,800	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	2,048
13,329	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	2,399

		11,789

	Professional Services — 0.1%
12,295	CEB, Inc., 5.625%, 06/15/23 (e)	12,203

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Road & Rail — 0.7%
	Ashtead Capital, Inc.,
4,225	5.625%, 10/01/24 (e)	4,267
12,249	6.500%, 07/15/22 (e)	12,793
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
6,390	5.500%, 04/01/23	5,943
9,465	6.375%, 04/01/24 (e)	9,086
	Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp.,
4,930	7.500%, 06/01/22 (e)	4,955
5,640	7.750%, 06/01/24 (e)	5,654
	Hertz Corp. (The),
3,430	5.875%, 10/15/20	3,477
12,491	6.250%, 10/15/22	12,413
9,696	7.375%, 01/15/21	9,902
3,308	7.500%, 10/15/18	3,360
4,794	Jack Cooper Enterprises, Inc., 10.500% (PIK), 03/15/19 (e) (v)	2,061
22,182	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e)	14,640

		88,551

	Trading Companies & Distributors — 1.3%
	Aircastle Ltd., (Bermuda),
1,110	5.000%, 04/01/23	1,135
1,085	5.125%, 03/15/21	1,145
1,500	6.250%, 12/01/19	1,640
6,490	6.750%, 04/15/17	6,701
5,155	7.625%, 04/15/20	5,848
11,300	H&E Equipment Services, Inc., 7.000%, 09/01/22	11,639
	HD Supply, Inc.,
10,554	5.250%, 12/15/21 (e)	11,108
9,831	5.750%, 04/15/24 (e)	10,224
7,892	7.500%, 07/15/20	8,326
	International Lease Finance Corp.,
5,747	4.625%, 04/15/21	5,934
24,200	5.875%, 04/01/19	25,864
1,408	5.875%, 08/15/22	1,536
5,065	6.250%, 05/15/19	5,470
4,615	8.250%, 12/15/20	5,428
	United Rentals North America, Inc.,
7,625	4.625%, 07/15/23	7,568
2,805	5.500%, 07/15/25	2,752
2,353	5.750%, 11/15/24	2,359
3,835	5.875%, 09/15/26	3,778
18,765	6.125%, 06/15/23	19,422
17,357	7.625%, 04/15/22	18,474
3,518	Univar USA, Inc., 6.750%, 07/15/23 (e)	3,546

		159,897

	Total Industrials	709,321

	Information Technology — 3.9%
	Communications Equipment — 0.5%
4,479	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	4,748
	Aspect Software, Inc.,
2,725	3.000%, 05/25/23	2,725
5,550	10.625%, 05/15/17 (d)	6
	Avaya, Inc.,
15,487	7.000%, 04/01/19 (e)	11,228
4,084	10.500%, 03/01/21 (e)	1,154
9,947	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	10,121
	CommScope, Inc.,
2,822	4.375%, 06/15/20 (e)	2,907
1,893	5.000%, 06/15/21 (e)	1,921
4,731	5.500%, 06/15/24 (e)	4,796
11,924	Goodman Networks, Inc., 12.125%, 07/01/18	5,694
3,763	Nokia OYJ, (Finland), 5.375%, 05/15/19	4,011
4,590	Plantronics, Inc., 5.500%, 05/31/23 (e)	4,567
10,895	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	11,195

		65,073

	Electronic Equipment, Instruments & Components — 0.3%
4,560	Anixter, Inc., 5.500%, 03/01/23	4,651
	Belden, Inc.,
1,497	5.250%, 07/15/24 (e)	1,448
8,090	5.500%, 09/01/22 (e)	8,171
	CDW LLC/CDW Finance Corp.,
1,432	5.000%, 09/01/23	1,439
1,635	5.500%, 12/01/24	1,680
3,300	6.000%, 08/15/22	3,465
1,085	Sanmina Corp., 4.375%, 06/01/19 (e)	1,107
15,383	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	16,402

		38,363

	Internet Software & Services — 0.1%
1,398	Blue Coat Holdings, Inc., 8.375%, 06/01/23 (e)	1,501
	Match Group, Inc.,
703	6.375%, 06/01/24 (e)	717
7,731	6.750%, 12/15/22 (e)	8,002
	VeriSign, Inc.,
1,958	4.625%, 05/01/23	1,982
1,142	5.250%, 04/01/25	1,162

		13,364

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	IT Services — 0.9%
1,534	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	1,488
	First Data Corp.,
17,372	5.000%, 01/15/24 (e)	17,361
20,835	5.375%, 08/15/23 (e)	21,356
48,937	5.750%, 01/15/24 (e)	48,937
2,584	6.750%, 11/01/20 (e)	2,720
12,887	7.000%, 12/01/23 (e)	13,064
2,129	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	2,235
705	WEX, Inc., 4.750%, 02/01/23 (e)	649

		107,810

	Semiconductors & Semiconductor Equipment — 1.0%
	Advanced Micro Devices, Inc.,
6,963	7.000%, 07/01/24	5,501
3,715	7.750%, 08/01/20	3,232
	Amkor Technology, Inc.,
10,947	6.375%, 10/01/22	10,618
4,755	6.625%, 06/01/21	4,684
4,545	Entegris, Inc., 6.000%, 04/01/22 (e)	4,693
6,835	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	7,250
8,312	Magnachip Semiconductor Corp., 6.625%, 07/15/21	6,566
	Micron Technology, Inc.,
3,228	5.250%, 08/01/23 (e)	2,736
11,206	5.250%, 01/15/24 (e)	9,413
7,414	5.500%, 02/01/25	6,209
2,340	5.625%, 01/15/26 (e)	1,907
1,654	5.875%, 02/15/22	1,505
11,917	7.500%, 09/15/23 (e)	12,513
7,905	Microsemi Corp., 9.125%, 04/15/23 (e)	8,676
	NXP B.V./NXP Funding LLC, (Netherlands),
1,073	3.500%, 09/15/16 (e)	1,076
4,690	4.125%, 06/01/21 (e)	4,725
8,625	4.625%, 06/01/23 (e)	8,668
7,830	5.750%, 02/15/21 (e)	8,153
2,350	5.750%, 03/15/23 (e)	2,462
10,010	Sensata Technologies UK Financing Co. plc, (United Kingdom), 6.250%, 02/15/26 (e)	10,510

		121,097

	Software — 0.4%
3,740	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	3,866
3,240	Blackboard, Inc., 7.750%, 11/15/19 (e)	2,576
17,833	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	14,889
18,924	Infor U.S., Inc., 6.500%, 05/15/22	17,363
7,920	Informatica LLC, 7.125%, 07/15/23 (e)	7,544
4,821	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	4,712
1,750	Open Text Corp., (Canada), 5.625%, 01/15/23 (e)	1,763

		52,713

	Technology Hardware, Storage & Peripherals — 0.7%
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
40	3.480%, 06/01/19 (e)	41
2,115	4.420%, 06/15/21 (e)	2,160
19,078	5.450%, 06/15/23 (e)	19,389
21,261	6.020%, 06/15/26 (e)	21,453
856	8.100%, 07/15/36 (e)	875
4,733	8.350%, 07/15/46 (e)	4,812
6,920	EMC Corp., 1.875%, 06/01/18	6,748
	NCR Corp.,
1,046	5.000%, 07/15/22	1,028
495	5.875%, 12/15/21	502
1,602	6.375%, 12/15/23	1,637
	Western Digital Corp.,
9,865	7.375%, 04/01/23 (e)	10,284
20,714	10.500%, 04/01/24 (e)	21,439

		90,368

	Total Information Technology	488,788

	Materials — 4.8%
	Chemicals — 1.7%
	Ashland, Inc.,
16,210	4.750%, 08/15/22	16,398
4,115	3.875%, 04/15/18	4,218
3,460	Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 05/01/21 (e)	3,665
4,650	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	5,978
	Blue Cube Spinco, Inc.,
3,795	9.750%, 10/15/23 (e)	4,383
3,730	10.000%, 10/15/25 (e)	4,355
	Chemours Co. (The),
10,609	6.625%, 05/15/23	9,522
2,070	7.000%, 05/15/25	1,819

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		Chemicals — continued
	2,470	East Dubuque Nitrogen Partners LP/East Dubuque Finance Corp., 6.500%, 04/15/21 (e)	2,504
	3,930	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	4,362
		Hexion, Inc.,
	46,571	6.625%, 04/15/20	39,469
	7,430	8.875%, 02/01/18	6,223
		Huntsman International LLC,
	4,627	4.875%, 11/15/20	4,708
	9,352	5.125%, 11/15/22	9,422
		INEOS Group Holdings S.A., (Luxembourg),
	20,007	5.875%, 02/15/19 (e)	20,257
	12,605	6.125%, 08/15/18 (e)	12,794
	11,180	LSB Industries, Inc., 7.750%, 08/01/19	11,398
		Momentive Performance Materials, Inc.,
	8,000	3.880%, 10/24/21	6,400
	8,000	8.875%, 10/15/20 (d)	—	(h)
	4,815	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18	4,815
	4,687	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	4,710
	5,569	PQ Corp., 6.750%, 11/15/22 (e)	5,806
		Rain CII Carbon LLC/CII Carbon Corp.,
	4,883	8.000%, 12/01/18 (e)	4,242
	7,245	8.250%, 01/15/21 (e)	5,561
EUR	1,250	8.500%, 01/15/21 (e)	1,000
	5,673	Reichhold Industries, Inc., 9.000%, 05/08/17 (e) (d)	—	(h)
		Reichhold International,
	5,393	12.000%, 03/31/17	5,393
	4,842	15.000%, 03/31/17	4,841
	2,495	Reichhold LLC, 12.000%, 03/31/17	2,495
	3,995	Scotts Miracle-Gro Co. (The), 6.000%, 10/15/23 (e)	4,235
	2,410	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., (Luxembourg), 6.750%, 05/01/22 (e)	2,488
	901	Tronox Finance LLC, 7.500%, 03/15/22 (e)	671
	610	W.R. Grace & Co.-Conn, 5.625%, 10/01/24 (e)	645

			214,777

		Construction Materials — 0.4%
		Cemex Finance LLC,
	3,000	6.000%, 04/01/24 (e)	2,929
	22,600	9.375%, 10/12/22 (e)	24,408
		Cemex S.A.B. de C.V., (Mexico),
	1,299	6.125%, 05/05/25 (e)	1,257
	5,820	7.250%, 01/15/21 (e)	6,059
	3,788	7.750%, 04/16/26 (e)	3,949
		U.S. Concrete, Inc.,
	2,498	6.375%, 06/01/24 (e)	2,498
	3,340	8.500%, 12/01/18	3,490

			44,590

		Containers & Packaging — 1.1%
		Ardagh Packaging Finance plc, (Ireland),
	19,995	9.125%, 10/15/20 (e)	20,955
EUR	3,325	9.250%, 10/15/20 (e)	3,878
		Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
	3,400	6.250%, 01/31/19 (e)	3,443
	2,655	6.750%, 01/31/21 (e)	2,675
	378	7.000%, 11/15/20 (e)	369
	9,924	7.250%, 05/15/24 (e)	10,073
	2,305	9.125%, 10/15/20 (e)	2,416
	8,985	VAR, 3.634%, 12/15/19 (e)	9,007
	703	Ball Corp., 5.250%, 07/01/25	732
		Berry Plastics Corp.,
	1,765	5.125%, 07/15/23	1,778
	2,030	6.000%, 10/15/22 (e)	2,086
	4,067	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 5.625%, 12/15/16 (e)	4,062
	2,257	Constar International, Inc., 11.000%, 12/31/17 (d)	237
	4,895	Pactiv LLC, 8.375%, 04/15/27	4,993
		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
	11,055	5.750%, 10/15/20	11,401
	15,547	6.875%, 02/15/21	16,129
	2,374	7.125%, 04/15/19	2,419
	3,900	8.250%, 02/15/21	4,051
	18,820	9.000%, 04/15/19	19,196
	15,764	9.875%, 08/15/19	16,375
		Sealed Air Corp.,
	1,500	5.125%, 12/01/24 (e)	1,541
	3,000	6.500%, 12/01/20 (e)	3,420

			141,236

		Metals & Mining — 1.6%
	3,796	AK Steel Corp., 8.750%, 12/01/18	3,872
		Alcoa, Inc.,
	11,617	5.125%, 10/01/24	11,207
	2,969	5.400%, 04/15/21	3,073

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Metals & Mining — continued
3,650	5.720%, 02/23/19	3,914
2,136	5.870%, 02/23/22	2,195
2,564	6.150%, 08/15/20	2,755
4,920	6.750%, 01/15/28	4,895
3,716	Aleris International, Inc., 7.875%, 11/01/20	3,251
4,558	Anglo American Capital plc, (United Kingdom), 4.875%, 05/14/25 (e)	4,148
	ArcelorMittal, (Luxembourg),
28,300	7.250%, 02/25/22	29,574
5,000	8.000%, 10/15/39	4,725
13,500	10.850%, 06/01/19	15,896
991	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	1,021
351	Cliffs Natural Resources, Inc., 8.250%, 03/31/20 (e)	336
8,026	Coeur Mining, Inc., 7.875%, 02/01/21	7,406
8,235	Commercial Metals Co., 4.875%, 05/15/23	7,864
	Constellium N.V., (Netherlands),
1,080	5.750%, 05/15/24 (e)	843
3,410	7.875%, 04/01/21 (e)	3,461
351	FMG Resources August 2006 Pty Ltd., (Australia), 9.750%, 03/01/22 (e)	376
	Freeport-McMoRan, Inc.,
702	2.300%, 11/14/17	685
3,990	3.100%, 03/15/20	3,657
500	3.550%, 03/01/22	420
11,525	3.875%, 03/15/23	9,479
631	5.400%, 11/14/34	478
12,149	5.450%, 03/15/43	9,169
10,635	Hecla Mining Co., 6.875%, 05/01/21	10,050
1,970	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	1,635
	Lundin Mining Corp., (Canada),
3,500	7.500%, 11/01/20 (e)	3,561
4,905	7.875%, 11/01/22 (e)	5,040
7,465	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	7,073
2,180	Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19 (d)	11
	Novelis, Inc., (Canada),
2,885	8.375%, 12/15/17	2,950
11,478	8.750%, 12/15/20	11,908
1,325	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	1,153
2,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	1,908
	Steel Dynamics, Inc.,
3,000	5.125%, 10/01/21	3,058
1,500	5.250%, 04/15/23	1,539
480	5.500%, 10/01/24	493
2,560	6.125%, 08/15/19	2,656
2,560	6.375%, 08/15/22	2,688
2,770	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	1,717
	Teck Resources Ltd., (Canada),
7,555	3.000%, 03/01/19	7,234
575	8.000%, 06/01/21 (e)	586
2,237	8.500%, 06/01/24 (e)	2,293
4,388	United States Steel Corp., 8.375%, 07/01/21 (e)	4,531

		206,784

	Paper & Forest Products — 0.0% (g)
8,100	NWH Escrow Corp., 7.500%, 08/01/21 (e)	5,791
700	Sappi Papier Holding GmbH, (Austria), 7.750%, 07/15/17 (e)	731

		6,522

	Total Materials	613,909

	Telecommunication Services — 7.3%
	Diversified Telecommunication Services — 5.0%
	Altice Financing S.A., (Luxembourg),
3,113	6.500%, 01/15/22 (e)	3,145
9,202	6.625%, 02/15/23 (e)	9,202
23,816	7.500%, 05/15/26 (e)	23,786
1,169	Altice Finco S.A., (Luxembourg), 7.625%, 02/15/25 (e)	1,097
	CCO Holdings LLC/CCO Holdings Capital Corp.,
6,200	5.125%, 02/15/23	6,309
5,948	5.125%, 05/01/23 (e)	6,022
7,532	5.375%, 05/01/25 (e)	7,645
9,139	5.500%, 05/01/26 (e)	9,230
478	5.750%, 09/01/23	498
9,635	5.750%, 02/15/26 (e)	9,876
14,880	5.875%, 04/01/24 (e)	15,512
3,750	5.875%, 05/01/27 (e)	3,839
6,997	6.625%, 01/31/22	7,424
	CenturyLink, Inc.,
4,652	Series T, 5.800%, 03/15/22	4,477
703	Series V, 5.625%, 04/01/20	721
16,995	Series W, 6.750%, 12/01/23	16,570
5,661	Cincinnati Bell, Inc., 8.375%, 10/15/20	5,902
9,051	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	9,006

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
6,080	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	6,110
32,929	Embarq Corp., 7.995%, 06/01/36	32,896
	Frontier Communications Corp.,
3,450	6.250%, 09/15/21	3,209
4,070	6.875%, 01/15/25	3,378
15,200	7.125%, 03/15/19	16,150
2,640	8.125%, 10/01/18	2,864
1,987	8.250%, 04/15/17	2,091
2,625	8.500%, 04/15/20	2,769
5,447	8.750%, 04/15/22	5,420
10,245	9.250%, 07/01/21	10,732
7,000	10.500%, 09/15/22 (e)	7,280
25,581	11.000%, 09/15/25 (e)	26,029
17,843	GCI, Inc., 6.750%, 06/01/21	18,022
	Intelsat Jackson Holdings S.A., (Luxembourg),
23,619	5.500%, 08/01/23	15,175
3,860	6.625%, 12/15/22 (e)	2,596
8,093	7.250%, 04/01/19	6,029
38,731	7.250%, 10/15/20	27,015
10,121	7.500%, 04/01/21	6,882
9,061	8.000%, 02/15/24 (e)	9,231
11,713	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	3,485
4,935	Level 3 Communications, Inc., 5.750%, 12/01/22	5,046
	Level 3 Financing, Inc.,
4,587	5.125%, 05/01/23	4,604
3,135	5.250%, 03/15/26 (e)	3,127
5,488	5.375%, 01/15/24	5,577
13,494	5.375%, 05/01/25	13,733
5,815	5.625%, 02/01/23	5,938
704	6.125%, 01/15/21	736
4,300	VAR, 4.407%, 01/15/18	4,338
	Numericable-SFR S.A., (France),
29,275	6.000%, 05/15/22 (e)	29,143
5,695	7.375%, 05/01/26 (e)	5,734
5,291	Reg. S, 6.250%, 05/15/24 (e)	5,146
	Qwest Capital Funding, Inc.,
1,426	6.875%, 07/15/28	1,198
10,386	7.750%, 02/15/31	8,854
1,000	Qwest Corp., 7.250%, 09/15/25	1,068
	Sprint Capital Corp.,
14,890	6.875%, 11/15/28	11,112
27,517	6.900%, 05/01/19	25,556
44,917	8.750%, 03/15/32	36,271
5,960	Telecom Italia S.p.A., (Italy), 5.303%, 05/30/24 (e)	6,001
3,440	UPCB Finance IV Ltd., (Cayman Islands), 5.375%, 01/15/25 (e)	3,506
4,174	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	4,393
5,999	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	6,328
	Virgin Media Secured Finance plc, (United Kingdom),
8,042	5.375%, 04/15/21 (e)	8,318
1,485	5.500%, 01/15/25 (e)	1,510
715	5.500%, 08/15/26 (e)	720
	Wind Acquisition Finance S.A., (Luxembourg),
5,590	4.750%, 07/15/20 (e)	5,450
16,165	7.375%, 04/23/21 (e)	15,296
EUR 1,007	VAR, 4.999%, 04/30/19 (e)	1,121
	Windstream Services LLC,
4,585	6.375%, 08/01/23	3,528
6,291	7.500%, 06/01/22	5,237
5,404	7.500%, 04/01/23	4,391
25,737	7.750%, 10/01/21	22,455
	Zayo Group LLC/Zayo Capital, Inc.,
23,256	6.000%, 04/01/23	23,896
8,950	6.375%, 05/15/25	9,308

		636,263

	Wireless Telecommunication Services — 2.3%
5,915	SBA Telecommunications, Inc., 5.750%, 07/15/20	6,092
7,651	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	7,900
	Sprint Communications, Inc.,
3,111	6.000%, 12/01/16	3,146
5,497	6.000%, 11/15/22	4,123
8,025	7.000%, 03/01/20 (e)	8,282
9,990	7.000%, 08/15/20	8,491
51,320	9.000%, 11/15/18 (e)	54,592
889	9.125%, 03/01/17	918
8,760	11.500%, 11/15/21	8,103
	Sprint Corp.,
4,174	7.125%, 06/15/24	3,144
9,757	7.250%, 09/15/21	7,891
14,595	7.625%, 02/15/25	11,010
62,710	7.875%, 09/15/23	49,227
	T-Mobile USA, Inc.,
4,551	5.250%, 09/01/18	4,653
4,958	6.000%, 04/15/24	5,167
5,346	6.250%, 04/01/21	5,600
6,200	6.375%, 03/01/25	6,494
3,099	6.464%, 04/28/19	3,151

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Wireless Telecommunication Services — continued
1,405	6.500%, 01/15/24	1,491
14,779	6.500%, 01/15/26	15,620
9,442	6.625%, 11/15/20	9,751
5,309	6.625%, 04/01/23	5,628
19,152	6.633%, 04/28/21	20,133
25,142	6.731%, 04/28/22	26,368
7,785	6.836%, 04/28/23	8,242
5,820	United States Cellular Corp., 6.700%, 12/15/33	5,322

		290,539

	Total Telecommunication Services	926,802

	Utilities — 1.3%
	Electric Utilities — 0.0% (g)
1,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	900
5,000	Texas Competitive Electric Holdings Co. LLC, VAR, 3.977%, 10/01/20	1,550

		2,450

	Gas Utilities — 0.5%
708	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	720
	Ferrellgas LP/Ferrellgas Finance Corp.,
4,917	6.500%, 05/01/21	4,647
346	6.750%, 01/15/22	325
9,044	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23	8,818
	Rose Rock Midstream LP/Rose Rock Finance Corp.,
2,095	5.625%, 07/15/22	1,807
6,672	5.625%, 11/15/23	5,538
	Sabine Pass Liquefaction LLC,
550	5.625%, 02/01/21	562
18,541	5.625%, 04/15/23	18,726
3,709	5.625%, 03/01/25	3,709
8,570	5.750%, 05/15/24	8,613
9,276	6.250%, 03/15/22	9,485

		62,950

	Independent Power & Renewable Electricity Producers — 0.8%
	AES Corp.,
647	4.875%, 05/15/23	639
1,764	5.500%, 03/15/24	1,781
2,395	6.000%, 05/15/26	2,428
6,080	7.375%, 07/01/21	6,931
3,480	VAR, 3.673%, 06/01/19	3,467
	Calpine Corp.,
10,529	5.250%, 06/01/26 (e)	10,529
15,000	6.000%, 01/15/22 (e)	15,731
6,491	7.875%, 01/15/23 (e)	6,905
	Dynegy, Inc.,
6,500	7.375%, 11/01/22	6,289
4,070	7.625%, 11/01/24	3,907
15,075	GenOn Energy, Inc., 9.875%, 10/15/20	10,816
	NRG Energy, Inc.,
4,345	6.250%, 07/15/22	4,268
9,122	7.250%, 05/15/26 (e)	9,111
351	7.625%, 01/15/18	378
1,962	7.875%, 05/15/21	2,036
1,295	8.250%, 09/01/20	1,343
2,565	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	2,360
	TerraForm Power Operating LLC,
5,424	5.875%, 02/01/23 (e)	4,800
784	6.125%, 06/15/25 (e)	676

		94,395

	Total Utilities	159,795

	Total Corporate Bonds (Cost $6,516,975)	6,260,753

SHARES
Exchange Traded Funds — 1.1%
	Fixed Income — 1.1%
533	iShares iBoxx $ High Yield Corporate Bond ETF	44,548
2,698	SPDR Barclays High Yield Bond ETF	95,060

	Total Exchange Traded Funds (Cost $141,126)	139,608

PRINCIPAL AMOUNT
Insurance-Linked Securities — 1.5%
	Catastrophe Bonds — 1.5%
6,650	Acorn Re Ltd., (Bermuda), VAR, 4.049%, 07/17/18 (e)	6,793
3,100	Alamo Re Ltd., (Bermuda), VAR, 4.889%, 06/07/19 (e)	3,186
15,150	Armor Re Ltd., (Bermuda), VAR, 4.739%, 12/15/16 (e)	15,064
EUR 1,100	Azzurro RE I Ltd., (Ireland), VAR, 2.150%, 01/16/19 (e)	1,221
2,900	Caelus Re 2013 Ltd., (Cayman Islands), VAR, 7.139%, 04/07/17 (e)	2,937
	Calypso Capital II Ltd., (Ireland),
EUR 4,600	VAR, 2.880%, 01/09/17 (e)	5,139
EUR 2,350	VAR, 4.100%, 01/08/18 (e)	2,678
1,100	Cranberry Re Ltd., (Bermuda), VAR, 4.089%, 07/06/18 (e)	1,115
10,000	East Lane Re VI Ltd., (Cayman Islands), VAR, 3.390%, 03/13/20 (e)	10,103
	IBIS Re II Ltd., (Cayman Islands),
9,400	VAR, 4.289%, 06/28/16 (e)	9,401

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
	Catastrophe Bonds — continued
2,500	VAR, 4.789%, 06/28/16 (e)	2,501
1,650	VAR, 8.289%, 06/28/16 (e)	1,655
15,950	Kilimanjaro Re Ltd., (Bermuda), VAR, 4.789%, 04/30/18 (e)	15,952
1,000	Kizuna Re II Ltd., (Bermuda), VAR, 2.539%, 04/06/18 (e)	998
1,100	Longpoint Re Ltd. III, (Cayman Islands), VAR, 3.750%, 05/23/18 (e)	1,111
17,800	MetroCat Re Ltd., (Bermuda), VAR, 4.789%, 08/05/16 (e)	17,823
	Nakama Re Ltd., (Bermuda),
2,000	VAR, 2.414%, 01/16/19 (e)	1,997
6,150	VAR, 3.039%, 09/29/16 (e)	6,158
2,000	Pelican Re Ltd., (Cayman Islands), VAR, 6.289%, 05/15/17 (e)	2,014
	Residential Reinsurance 2012 Ltd., (Cayman Islands),
17,000	VAR, 4.789%, 12/06/16 (e)	16,954
3,200	VAR, 6.039%, 12/06/16 (e)	3,191
18,650	VAR, 8.289%, 06/06/16 (e)	18,643
	Residential Reinsurance 2013 Ltd., (Cayman Islands),
7,000	VAR, 5.539%, 12/06/17 (e)	6,958
1,000	VAR, 8.289%, 06/06/17 (e)	1,032
	Residential Reinsurance 2014 Ltd., (Cayman Islands),
1,500	VAR, 3.789%, 06/06/18 (e)	1,501
1,750	VAR, 5.089%, 12/06/18 (e)	1,744
	Sanders Re Ltd., (Bermuda),
17,250	VAR, 3.289%, 05/25/18 (e)	17,008
9,900	VAR, 3.789%, 05/05/17 (e)	9,833
1,000	VAR, 4.149%, 05/28/19 (e)	989
1,500	Tramline Re II Ltd., (Bermuda), VAR, 3.539%, 07/07/17 (e)	1,500

	Total Insurance-Linked Securities (Cost $188,748)	187,199

Mortgage Pass-Through Securities — 0.3%
36,560	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 06/25/46 (Cost $37,360)	37,437

Municipal Bonds — 0.1% (t)
	New York — 0.0% (g)
3,400	City of New York, Series F, Subseries F-1, GO, 5.000%, 03/01/26	4,150

	Oklahoma — 0.1%
	Oklahoma City Economic Development Trust, Tax Apportionment, Increment District #8 Project,
5,990	Series B, Rev., 5.000%, 03/01/33	6,758
3,390	Series B, Rev., 5.000%, 03/01/34	3,824

		10,582

	Total Municipal Bonds (Cost $13,801)	14,732

Preferred Securities — 0.6% (x)
	Financials — 0.6%
	Banks — 0.6%
	Bank of America Corp.,
7,106	Series AA, VAR, 6.100%, 03/17/25	7,277
41,338	Series K, VAR, 8.000%, 01/30/18	41,441
10,816	Series M, VAR, 8.125%, 05/15/18	10,958
2,000	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	2,037
	Citigroup, Inc.,
10,560	VAR, 5.875%, 03/27/20	10,270
1	VAR, 5.950%, 01/30/23	1
3,856	Credit Agricole S.A., (France), VAR, 8.125%, 12/23/25 (e)	4,000

	Total Preferred Securities (Cost $75,957)	75,984

Private Placements — 5.0%
	Commercial Loans — 2.3%
32,000	Ace Hotel Bowery, VAR, 6.919%, 12/01/16	32,000
62,000	DoubleTree, VAR, 6.424%, 06/01/17	62,000
15,515	Hotel Waldorf-Astoria Corp. (The), VAR, 7.392%, 06/01/17	15,515
61,000	Hyatt Centric Funding LLC, VAR, 6.419%, 10/01/17	61,000
35,000	Raleigh Hotel, VAR, 6.919%, 12/31/16	35,000
39,899	Scout Harbor, VAR, 6.909%, 01/01/17	39,899
41,500	Sheraton Needham Hotel, VAR, 5.419%, 07/01/20	41,500

	Total Commercial Loans	286,914

	Residential Loans — 2.7%
50,000	17 East 12th Street Mortgage Pass-Through Trust, VAR, 7.909%, 01/01/17	50,000
180,000	787 11th Funding LLC, VAR, 5.189%, 01/09/17	180,000
42,000	8995 Collins Funding LLC, VAR, 7.919%, 08/04/17	42,000
37,500	Four Seasons Private Residences, VAR, 8.414%, 10/01/16	37,500
35,000	Prospect Properties Owners LLC, VAR, 7.181%, 11/01/16	35,000

	Total Residential Loans	344,500

	Total Private Placements (Cost $631,363)	631,414

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Investment Companies — 0.9%
372	Advent Claymore Convertible Securities and Income Fund II	2,086
2,738	BlackRock Corporate High Yield Fund, Inc.	28,115
3,733	BlackRock Debt Strategies Fund, Inc.	13,251
1,027	Blackstone/GSO Strategic Credit Fund	14,715
557	Eaton Vance Floating-Rate Income Trust	7,559
626	Eaton Vance Senior Income Trust	3,737
675	Invesco Dynamic Credit Opportunities Fund	7,418
390	Invesco Senior Income Trust	1,613
1,670	Nuveen Credit Strategies Income Fund	13,620
499	Nuveen Floating Rate Income Opportunity Fund	5,222
667	Prudential Global Short Duration High Yield Fund, Inc.	9,901
452	Voya Prime Rate Trust	2,304

	Total Investment Companies (Cost $102,580)	109,541

Common Stocks — 0.1%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
— (h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (e)	517

	Specialty Retail — 0.0% (g)
93	Nebraska Book Holdings, Inc. (a)	74

	Total Consumer Discretionary	591

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
1	Halcon Resources Corp. (a)	—	(h)
25	Southwestern Energy Co. (a)	336

	Total Energy	336

	Financials — 0.0% (g)
	Real Estate Investment Trusts (REITs) — 0.0% (g)
67	Sutherland Asset Management Corp. (e)	717

	Materials — 0.1%
	Chemicals — 0.1%
— (h)	LyondellBasell Industries N.V., Class A	16
9	Reichhold, Inc. (a)	5,875

		5,891

	Containers & Packaging — 0.0% (g)
42	Constar International, Inc., Class A, ADR (a)	—	(h)

	Total Materials	5,891

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
777	NII Holdings, Inc. (a)	2,885

	Utilities — 0.0% (g)
	Independent Power & Renewable Electricity Producers — 0.0% (g)
90	Dynegy, Inc. (a)	1,696

	Total Common Stocks (Cost $20,381)	12,116

Preferred Stocks — 0.3%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
— (h)	Halcon Resources Corp., Series A, 5.750% ($1,000 par value) @	18
280	Southwestern Energy Co., Series B, 6.250%, 01/15/18 ($50 par value)	9,030

	Total Energy	9,048

	Financials — 0.2%
	Consumer Finance — 0.0% (g)
156	GMAC Capital Trust I, Series 2, VAR, 6.411%, 02/15/40 ($25 par value)	3,897

	Insurance — 0.2%
28	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.748%, 07/01/16 ($1,000 par value) @	22,523

	Total Financials	26,420

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
5	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) @	5,095

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
4	Constar International, Inc., Class A	—

	Total Preferred Stocks (Cost $47,465)	40,563

PRINCIPAL AMOUNT
Loan Assignments — 7.4%
	Consumer Discretionary — 2.0%
	Automobiles — 0.2%
8,842	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	8,853
10,201	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	10,202

		19,055

	Diversified Consumer Services — 0.0% (g)
3,950	Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	3,888

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Hotels, Restaurants & Leisure — 0.1%
1,995	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	1,860
3,796	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22	3,804
3,349	Hilton Worldwide Finance LLC, Initial Term Loan, VAR, 3.500%, 10/26/20	3,358
2,812	Intrawest Operations Group LLC, Initial Term Loan, VAR, 5.000%, 12/09/20	2,811
2,802	Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18	2,806
650	Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	651

		15,290

	Leisure Products — 0.1%
4,000	Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21	3,941
5,613	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	4,575
6,451	Steinway Musical Instruments, Inc., 1st Lien Term Loan, VAR, 4.750%, 09/19/19	6,193

		14,709

	Media — 0.8%
2,932	AMC Entertainment, Inc., 1st Lien Term Loan, VAR, 4.000%, 12/15/22	2,942
4,395	CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22	4,427
3,411	Entercom Radio LLC, Term B-2 Loan, VAR, 4.001%, 11/23/18	3,415
11,148	Hercules Achievement, Inc, 1st Lien Initial Term Loan, VAR, 5.000%, 12/10/21	11,156
15,935	iHeartCommunications, Inc., Term Loan D, VAR, 7.204%, 01/30/19	12,201
7,542	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.954%, 07/30/19	5,741
948	NEP Broadcasting LLC, 2nd Lien Term Loan, VAR, 10.000%, 07/22/20	885
1,843	Sinclair Television Group, Inc., 1st Lien Term Loan B, VAR, 3.000%, 04/09/20	1,837
8,941	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	8,956
13,390	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	13,374
29,347	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	29,328
13,738	Vertis, Inc., 1st Lien Term Loan, VAR, 4.250%, 12/20/15 (d)	—	(h)
6,470	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	6,433

		100,695

	Multiline Retail — 0.4%
40,899	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	40,899
12,806	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	11,728

		52,627

	Specialty Retail — 0.4%
1,190	Gymboree Corp. (The), Initial Term Loan A&R, VAR, 5.000%, 02/23/18	910
1,181	Hillman Group, Inc. (The), Initial Term Loan, VAR, 4.500%, 06/30/21	1,170
29,811	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	22,118
4,936	Michaels Stores, Inc., Term B Loan, VAR, 3.750%, 01/28/20	4,942
10,010	Petco Animal Supplies, Inc., Tranche B-1 Term Loan, VAR, 5.750%, 01/26/23	10,074
3,421	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	3,426

		42,640

	Total Consumer Discretionary	248,904

	Consumer Staples — 1.2%
	Food & Staples Retailing — 0.4%
4,103	Albertson’s LLC, Term Loan B-2, VAR, 5.500%, 03/21/19	4,104
4,808	Albertson’s LLC, Term B-4 Loan, VAR, 5.500%, 08/25/21	4,807
9,819	Albertson’s LLC, Term Loan B-5, VAR, 5.500%, 12/21/22	9,823
3,325	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	3,333
14,167	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	14,184
18,069	SUPERVALU, Inc., Term Loan B, VAR, 4.721%, 03/21/19	18,062

		54,313

	Food Products — 0.5%
10,863	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.502%, 11/01/18	10,831
1,965	Hearthside Group Holdings LLC, Term Loan, VAR, 4.500%, 06/02/21	1,955
27,423	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	27,436
2,289	Pinnacle Foods Finance LLC, 1st Lien Term Loan I, VAR, 3.750%, 01/13/23	2,299

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Food Products — continued
3,908	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20	3,909
2,031	Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21	2,044
13,493	Wilton Brands, Tranche B Term Loan, VAR, 8.500%, 08/30/18	11,987

		60,461

	Household Products — 0.3%
12,031	Reynolds Group Holdings Ltd., Incremental U.S. Term Loan, VAR, 4.500%, 12/01/18	12,073
23,840	Sun Products Corp. (The), Tranche B Term Loan, VAR, 5.500%, 03/23/20	23,572
6,723	Zep, Inc., Initial Term Loan, VAR, 5.500%, 06/27/22	6,719

		42,364

	Total Consumer Staples	157,138

	Energy — 0.5%
	Energy Equipment & Services — 0.1%
11,689	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21	5,104
2,563	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	1,448
13,691	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	6,494

		13,046

	Oil, Gas & Consumable Fuels — 0.4%
1,231	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	1,228
21,971	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	22,060
5,234	Exco Resources, Inc., Senior Secured 2nd Lien Term Loan, VAR, 12.500%, 10/19/20	3,043
11,650	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	3,116
10,124	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	9,010
1,814	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	1,741
4,875	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 (d)	1,926
4,667	Sabine Oil & Gas Corp., Term Loan, VAR, 12.000%, 12/31/18 (d)	128
2,710	Veresen Midstream Ltd. Partnership, Initial Term Loan, VAR, 5.250%, 03/31/22	2,553

		44,805

	Total Energy	57,851

	Financials — 0.4%
	Consumer Finance — 0.1%
500	Sears Roebuck Acceptance Corp., 1st Lien Guaranteed Senior Secured Term Loan, VAR, 8.500%, 07/20/20	498
13,494	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	12,820

		13,318

	Diversified Financial Services — 0.2%
11,459	Compass investorsOnex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	11,395
6,283	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	6,008

		17,403

	Insurance — 0.1%
4,963	Alliant Holdings I, Inc., Initial Term Loan, VAR, 4.500%, 08/12/22	4,919
5,955	HUB International Ltd., Initial Term Loan, VAR, 4.250%, 10/02/20	5,912
3,849	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20	3,818

		14,649

	Real Estate Management & Development — 0.0% (g)
1,734	CityCenter Holdings LLC, Term B Loan, VAR, 4.250%, 10/16/20	1,738

	Total Financials	47,108

	Health Care — 1.2%
	Health Care Equipment & Supplies — 0.1%
4,628	Kinetic Concepts, Inc., Dollar Term E-1 Loan, VAR, 4.500%, 05/04/18	4,625
14,879	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.750%, 06/30/21	14,086

		18,711

	Health Care Providers & Services — 0.8%
9,751	21st Century Oncology, Inc., 1st Lien Senior Secured Term Loan B, VAR, 6.500%, 04/30/22	8,947
17,106	CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19	17,098
9,840	CHG Healthcare Services, Inc., Term Loan B, VAR, 5.000%, 05/19/23 ^	9,877
3,816	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, VAR, 4.000%, 01/27/21	3,757
9,545	IASIS Healthcare LLC/IASIS Capital Corp., Term Loan B, VAR, 4.500%, 05/03/18	9,557
18,948	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	18,948
6,986	MPH Acquisition Holdings LLC, Initial Term Loan, VAR, 3.750%, 03/31/21	7,041

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Health Care Providers & Services — continued
4,824	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 5.000%, 05/25/23 ^	4,857
1,973	NAPA Management Services, 1st Lien Term Loan B, VAR, 6.000%, 03/31/23 ^	1,985
14,428	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	14,406

		96,473

	Pharmaceuticals — 0.3%
8,460	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	8,382
8,271	Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, VAR, 3.454%, 02/27/21	8,288
6,587	Medi Impact OpCo Holdings, Inc., Term Loan, VAR, 5.750%, 10/27/22	6,620
4,736	Phibro Animal Health Corp., Term B Loan, VAR, 4.000%, 04/16/21	4,677
13,502	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.000%, 04/01/22	13,324

		41,291

	Total Health Care	156,475

	Industrials — 0.8%
	Airlines — 0.2%
24,912	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18	24,971

	Building Products — 0.1%
6,793	Continental Building Products, Inc., Closing Date Loan, VAR, 4.000%, 08/28/20	6,687
4,541	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/14/22	4,535

		11,222

	Commercial Services & Supplies — 0.0% (g)
63	Garda World Security Corp., Term B Delayed Draw Loan, (Canada), VAR, 4.004%, 11/06/20	62
245	Garda World Security Corp., Term B Loan, VAR, 4.004%, 11/06/20	241
1,482	Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.000%, 08/04/19	1,467
1,150	Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21	1,148

		2,918

	Construction & Engineering — 0.0% (g)
418	Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	419

	Industrial Conglomerates — 0.1%
1,804	Autoparts Holdings Ltd., Term Loan, VAR, 7.000%, 07/29/17	1,666
6,303	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	4,412

		6,078

	Machinery — 0.2%
12,380	Blount International, Inc., Term Loan, VAR, 7.250%, 04/12/23	12,504
2,721	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20 ^	2,516
5,468	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.504%, 07/30/18	5,444
9,801	Rexnord LLC/RBS Global Inc., Term Loan B, VAR, 4.000%, 08/21/20	9,742

		30,206

	Marine — 0.1%
9,654	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20	8,568
3,390	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	1,322

		9,890

	Trading Companies & Distributors — 0.1%
11,801	Flying Fortress, Inc., Term Loan, VAR, 3.500%, 04/30/20	11,806
2,847	Univar, Inc., 1st Lien Term Loan B, VAR, 4.250%, 07/01/22	2,838

		14,644

	Total Industrials	100,348

	Information Technology — 0.6%
	Communications Equipment — 0.1%
2,746	Aspect Software, Inc., Tranche B Term Loan, VAR, 10.000%, 06/15/16	2,722
8,098	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	5,899
7,618	Riverbed Technology, Inc., 1st Lien Term Loan, VAR, 5.000%, 04/27/22	7,635

		16,256

	Electronic Equipment, Instruments & Components — 0.1%
4,123	CDW LLC/CDW Finance Corp., Term Loan, VAR, 3.250%, 04/29/20	4,127
5,945	Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	5,947
6,149	Zebra Technologies Corp., Initial Term Loan, VAR, 4.750%, 10/27/21	6,178

		16,252

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Internet Software & Services — 0.2%
12,065	Evergreen Skills Lux Sarl, 1st Lien Initial Term Loan, VAR, 5.750%, 04/28/21	9,705
6,995	Evergreen Skills Lux Sarl., 2nd Lien Initial Term Loan, VAR, 9.250%, 04/28/22	3,474
6,941	Go Daddy Operating Co., Initial Term Loan, VAR, 4.250%, 05/13/21	6,963

		20,142

	IT Services — 0.1%
	First Data Corp., 2021 New Dollar Term Loan,
3,300	VAR, 3.943%, 09/24/18	3,299
13,476	VAR, 4.443%, 03/24/21	13,532
1,363	Global Knowledge Training LLC, 1st Lien Initial Term Loan, VAR, 6.500%, 01/20/21	1,352

		18,183

	Semiconductors & Semiconductor Equipment — 0.0% (g)
2,081	On Semiconductor Corp., Term Loan B, VAR, 5.250%, 03/31/23	2,094

	Software — 0.1%
1,966	Emdeon, Inc., Term B-2 Loan, VAR, 3.750%, 11/02/18	1,965
4,330	Vertafore, Inc., 2nd Lien Term Loan, VAR, 9.750%, 10/27/17	4,339

		6,304

	Total Information Technology	79,231

	Materials — 0.2%
	Chemicals — 0.0% (g)
3,732	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	3,739

	Construction Materials — 0.0% (g)
4,646	Quikrete Holdings, Inc., 1st Lien Initial Loan, VAR, 4.000%, 09/28/20	4,655

	Containers & Packaging — 0.1%
4,830	Mauser AG (FKA Pertus Sechzehnte GmbH), Initial 2nd Lien Term Loan, VAR, 8.750%, 07/31/22	4,433
1,970	Mauser AG (FKA Pertus Sechzehnte GmbH), Initial Dollar 1st Lien Term Loan, VAR, 4.500%, 07/31/21	1,953
735	NVLX Acquisition LLC, 1st Lien Term Loan, VAR, 6.000%, 12/05/21	738

		7,124

	Metals & Mining — 0.1%
4,028	Atkore International, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 04/09/21	3,996
3,300	Atkore International, Inc., 2nd Lien Initial Term Loan, VAR, 7.750%, 10/09/21	3,201
4,268	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	4,311
2,136	FMG Resources Pty, Ltd., Term Loan B, (Australia), VAR, 4.250%, 06/30/19	2,000

		13,508

	Total Materials	29,026

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
3,929	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	3,905
8,878	Integra Telecom Holdings, Inc., Term Loan B, VAR, 5.250%, 08/14/20	8,551
3,367	Virgin Media Investments Holdings Ltd., F Facility, (United Kingdom), VAR, 3.649%, 06/30/23	3,368

		15,824

	Wireless Telecommunication Services — 0.1%
5,559	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	4,188

	Total Telecommunication Services	20,012

	Utilities — 0.3%
	Electric Utilities — 0.3%
6,009	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 12/19/16	6,005
12,156	InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20	10,667
37,201	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.917%, 10/10/17 (d)	11,625
24,805	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.917%, 10/10/17 (d)	7,585

		35,882

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,843	NRG Energy, Inc., Incremental Term Loan, VAR, 2.750%, 07/01/18	1,842

	Total Utilities	37,724

	Total Loan Assignments (Cost $1,035,197)	933,817

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
	Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
142	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)
66	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)

	Total Consumer Discretionary	—	(h)

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
25	Gener8 Maritime, Inc., expiring 05/17/17 (Strike Price $1.00) (a)	—	(h)

	Total Warrants (Cost $2)	—	(h)

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Options Purchased — 0.0% (g)
782	Eurodollar, Expiring 09/19/16, at $97.75, American Style	5
1,381	Eurodollar, Expiring 12/19/16, at $98.00, American Style	9

	Total Put Options Purchased (Cost $1,737)	14

	Foreign Exchange Currency Option — 0.0% (g)
GBP 10,529,000	USD Call/GBP Put, Expiring 08/25/16 @1.40 USD to 1 GBP, Vanilla, European Style	223

	Total Options Purchased (Cost $1,923)	237

PRINCIPAL AMOUNT(S)
Short-Term Investments — 20.5%
	U.S. Treasury Obligations — 0.2%
	U.S. Treasury Bills,
6,220	0.302%, 10/06/16 (k) (n)	6,212
14,837	0.377%, 07/07/16 (k) (n)	14,834

	Total U.S. Treasury Obligations	21,046

SHARES
	Investment Companies — 20.3%
2,550,865	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) †	2,550,865
13,754	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.200% (b) (l) †	13,754

	Total Investment Companies	2,564,619

	Total Short-Term Investments (Cost $2,585,665)	2,585,665

	Total Investments, Before Short Positions — 100.2% (Cost $13,092,349)	12,670,285

	Liabilities in Excess of Other Assets — (0.2)%	(17,873)

	NET ASSETS — 100.0%	$12,652,412

PRINCIPAL AMOUNT
Short Positions — 0.2%
Corporate Bonds — 0.2%
	Consumer Staples — 0.1%
	Food Products — 0.1%
10,000	Darling Ingredients, Inc., 5.375%, 01/15/22	10,450

	Industrials — 0.1%
	Airlines — 0.1%
10,000	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	10,156

	Total Corporate Bonds (Cost $19,825)	20,606

	Total Securities Sold Short (Proceeds $19,825)	20,606

Percentages indicated are based on net assets.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(18,390)	Federal National Mortgage Association, 30-Year, Single Family, TBA, 3.500%, 06/25/46 (Proceeds received of $19,226)	(19,246)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
155	U.S. Treasury Long Bond	09/21/16	USD	25,313	102
	Short Futures Outstanding
(348)	90 Day Eurodollar	06/13/16	USD	(86,371)	(129)
(97)	E-mini S&P 500	06/17/16	USD	(10,160)	(410)
(249)	10 Year U.S. Treasury Note	09/21/16	USD	(32,292)	(31)
(16)	U.S. Treasury Long Bond	09/21/16	USD	(2,613)	(16)
(25)	2 Year U.S. Treasury Note	09/30/16	USD	(5,448)	(1)
(2,070)	5 Year U.S. Treasury Note	09/30/16	USD	(248,643)	(183)
(627)	90 Day Eurodollar	12/19/16	USD	(155,276)	296
(522)	90 Day Eurodollar	06/19/17	USD	(129,084)	(301)
(522)	90 Day Eurodollar	09/18/17	USD	(128,993)	(378)

					(1,051)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
23,057	AUD	State Street Corp.	06/14/16	17,815	16,657	(1,158)

23,970	CHF	State Street Corp.	06/10/16	24,826	24,123	(703)

516	EUR	Citibank, N.A.	07/08/16	590	574	(16)
21,000	EUR	Goldman Sachs International	07/08/16	23,932	23,397	(535)
10,621	EUR	Union Bank of Switzerland AG	07/08/16	11,858	11,833	(25)
13,982	EUR	Deutsche Bank AG	07/19/16	15,794	15,583	(211)
27,969	EUR	Goldman Sachs International	07/19/16	31,902	31,173	(729)
10,479	EUR	State Street Corp.	07/19/16	11,834	11,679	(155)

17,506	GBP	Deutsche Bank AG	06/10/16	25,242	25,356	114
17,410	GBP	Morgan Stanley	06/10/16	24,441	25,216	775
13,997	GBP	Morgan Stanley	06/30/16	19,888	20,277	389

1,585,931	JPY	Standard Chartered Bank	06/17/16	14,063	14,329	266
4,059,461	JPY	Deutsche Bank AG	07/29/16	37,636	36,730	(906)
1,119,851	JPY	Standard Chartered Bank	07/29/16	10,238	10,132	(106)
1,119,851	JPY	TD Bank Financial Group	07/29/16	10,225	10,132	(93)

16,816,211	KRW	Standard Chartered Bank ††	06/17/16	14,457	14,119	(338)

143,920	NOK	State Street Corp.	06/14/16	17,402	17,203	(199)

12,671	NZD	Standard Chartered Bank	07/06/16	8,573	8,558	(15)
25,166	NZD	State Street Corp.	07/06/16	16,908	16,996	88
12,672	NZD	TD Bank Financial Group	07/06/16	8,513	8,558	45

165,446	SEK	TD Bank Financial Group	06/30/16	20,071	19,859	(212)
352,531	SEK	Deutsche Bank AG	07/19/16	43,647	42,346	(1,301)
129,616	SEK	TD Bank Financial Group	07/19/16	16,111	15,570	(541)

				425,966	420,400	(5,566)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
23,057	AUD	Royal Bank of Canada	06/14/16	17,365	16,657	708
24,235	AUD	State Street Corp.	07/25/16	17,529	17,481	48

3,364	CAD	Morgan Stanley	06/22/16	2,593	2,565	28
24,234	CAD	Royal Bank of Canada	07/25/16	18,466	18,481	(15)

23,970	CHF	State Street Corp.	06/10/16	24,574	24,122	452

11,176	EUR	Deutsche Bank AG	06/22/16	12,546	12,444	102
323	EUR	Credit Suisse International	07/08/16	365	360	5
39,945	EUR	Union Bank of Switzerland AG	07/08/16	45,596	44,504	1,092
24,450	EUR	Deutsche Bank AG	07/19/16	27,638	27,250	388
13,982	EUR	Goldman Sachs International	07/19/16	16,101	15,584	517
13,998	EUR	State Street Corp.	07/19/16	16,060	15,601	459
17,410	GBP	Morgan Stanley	06/10/16	24,758	25,216	(458)

17,506	GBP	State Street Corp.	06/10/16	24,828	25,356	(528)
13,997	GBP	State Street Corp.	06/30/16	20,008	20,277	(269)

1,585,931	JPY	State Street Corp.	06/17/16	14,227	14,329	(102)
2,029,731	JPY	Morgan Stanley	07/29/16	19,013	18,365	648
2,029,730	JPY	State Street Corp.	07/29/16	19,049	18,365	684

16,816,211	KRW	Standard Chartered Bank ††	06/17/16	14,038	14,119	(81)
10,386,109	KRW	Standard Chartered Bank ††	07/25/16	8,760	8,716	44

143,920	NOK	Barclays Bank plc	06/14/16	17,692	17,203	489

25,343	NZD	Deutsche Bank AG	07/06/16	17,237	17,115	122
25,166	NZD	State Street Corp.	07/06/16	17,079	16,997	82

165,446	SEK	Barclays Bank plc	06/30/16	20,445	19,860	585
129,616	SEK	Deutsche Bank AG	07/19/16	15,667	15,569	98
352,531	SEK	State Street Corp.	07/19/16	43,412	42,346	1,066

				475,046	468,882	6,164

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.:
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/21	1.729%	120,840	3,956	(3,628)
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.137	2,325	(95)	231
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.137	4,740	(194)	377
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.491	3,570	(228)	394
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.491	4,166	(266)	555
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.491	5,993	(382)	733
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.151	722	(36)	73
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.151	3,520	(178)	397
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	0.691	1,987	(110)	194
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	2.254	2,358	(107)	188
BNP Paribas:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	06/20/21	3.469	13,750	1,509	(1,704)
Canadian Natural Resources Ltd., 5.700%, 05/15/17	1.000% quarterly	06/20/21	2.556	10,320	717	(816)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/21	2.671	188,800	14,286	(13,235)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	9.915	2,830	437	(793)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	9.915	3,520	544	(1,139)
Standard Chartered Bank, 7.750%, 04/03/18	1.000% quarterly	06/20/21	2.731	EUR 13,750	1,239	(1,513)
Citibank, N.A.:
Beazer Homes USA, Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	3.909	7,120	(188)	324
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	06/20/21	1.238	137,300	1,293	(1,484)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	8.462	2,770	219	(282)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	8.462	3,460	274	(369)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	8.462	4,200	333	(471)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.491	7,205	(460)	796
Goldman Sachs International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.137	6,880	(282)	196
Avon Products, Inc., 6.500%, 03/01/19	5.000% quarterly	09/20/18	5.592	3,560	10	(19)
Beazer Homes USA, Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	3.909	3,580	(95)	172
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	06/20/21	4.997	15,120	2,538	(2,689)
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/16	1.572	830	(17)	31
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	9.915	3,530	545	(181)
Morgan Stanley Capital Services:
Devon Energy Corp., 7.950%, 04/15/32	1.000% quarterly	06/20/21	3.257	6,870	683	(1,147)

					25,945	(24,809)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.018%	6,970	1,055	(1,310)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.018	14,170	2,144	(2,771)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.018	13,370	2,023	(3,973)
CDX.EM.25-V1	1.000% quarterly	06/20/21	3.033	133,870	11,960	(11,263)
CMBX.NA.A.6	2.000% monthly	05/11/63	3.057	7,270	422	117
CMBX.NA.AA.3	0.270% monthly	12/13/49	86.639	14,100	6,848	(8,000)
Citibank, N.A.:
CMBX.NA.A.6	2.000% monthly	05/11/63	3.057	7,000	406	56
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	110.012	6,900	1,261	(5,854)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	110.012	10,550	1,928	(8,434)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.018	6,600	999	(1,840)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.018	13,380	2,025	(3,404)
Goldman Sachs International:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.662	1,500	35	(277)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.662	8,800	208	(3,000)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.662	12,100	285	(3,595)
CMBX.NA.A.6	2.000% monthly	05/11/63	3.057	7,220	419	128
CMBX.NA.A.6	2.000% monthly	05/11/63	3.057	7,230	420	108
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000% monthly	05/11/63	3.057	7,260	422	112
CMBX.NA.AA.3	0.270% monthly	12/13/49	86.639	7,050	3,424	(4,088)

					36,284	(57,288)

Centrally Cleared Credit Default Swaps - Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.26-V1	5.000% quarterly	06/20/21	4.361%	17,880	(666)	219
CDX.NA.IG.25-V1	1.000% quarterly	12/20/20	0.834	355,080	(3,283)	1,377
iTraxx Europe 25.1	1.000% quarterly	06/20/21	0.725	EUR 171,770	(3,004)	2,229

					(6,953)	3,825

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428%	3,610	(2,220)	2,408
Barclays Bank plc:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	2,893	(1,767)	1,431
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	3,620	(2,212)	2,219
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	7,210	(4,405)	4,457
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	7,220	(4,411)	4,679
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	7,230	(4,417)	4,175
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	3,620	(2,226)	2,358
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	10,800	(6,640)	6,932
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	6.266	3,510	11	165
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	6.266	3,580	11	168
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	6.266	3,580	11	221
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	6.266	7,160	22	509
BNP Paribas:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/16	60.219	11,200	(224)	4,076
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	3,470	(464)	1,741
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	3,500	(468)	1,258
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	3,620	(2,226)	2,346
Citibank, N.A.:
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	6.266	2,150	7	195
Credit Suisse International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	14,010	(1,874)	6,569
Deutsche Bank AG, New York:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	3,620	(2,212)	2,183
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	1,760	(235)	786
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	3,490	(467)	1,636
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	3,510	(469)	1,631
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	7,020	(939)	3,130
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	66.994	3,500	(1,453)	1,829
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	66.994	3,500	(1,453)	1,847
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	66.994	3,540	(1,470)	1,677
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	66.994	3,540	(1,470)	1,712
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	66.994	7,060	(2,931)	3,435
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	1,450	(886)	854
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	3,600	(2,213)	2,169
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	3,610	(2,220)	2,334
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	3,620	(2,226)	2,341
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	3,620	(2,226)	2,359
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	3,620	(2,226)	2,376
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	6.266	3,500	11	172
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	6.266	3,510	11	205
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/16	17.787	3,540	(99)	621
Union Bank of Switzerland AG:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	1,390	(186)	682
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	730	(449)	465
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	1,440	(885)	927
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	3,610	(2,221)	2,403
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	3,610	(2,220)	2,399

					(64,626)	86,080

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	111.071%	14,100	(5,523)	9,829
Citibank, N.A.:
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	2.550	2,620	(491)	3,530
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	2.550	9,280	(1,741)	6,194
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	2.550	9,360	(1,756)	6,080
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	111.071	7,050	(2,761)	4,932

					(12,272)	30,565

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.	1.393% semi-annually	3 months LIBOR quarterly	10/27/16	14,907	(50)
Bank of America N.A.	0.888% semi-annually	3 months LIBOR quarterly	12/21/17	18,900	(29)
Bank of America N.A.	0.866% semi-annually	3 months LIBOR quarterly	12/27/17	15,200	(16)

					(95)

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456% semi-annually	3 months LIBOR quarterly	06/21/18	34,400	(476)
1.541% semi-annually	3 months LIBOR quarterly	12/06/18	33,891	(581)
3.979% semi-annually	3 months LIBOR quarterly	04/17/24	30,000	(3,050)

				(4,107)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	36,060	(72)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	37,530	(75)
Citibank, N.A.:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,150	(71)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,890	(72)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,890	(72)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	36,040	(72)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	36,060	(72)
IOS Index 4.500% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	75,577	(100)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	43,100	(55)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	46,860	(60)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	46,860	(60)
Credit Suisse International:
IOS Index 4.500% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	36,260	(48)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	21,457	(27)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	88,515	(112)
Goldman Sachs International:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	3,550	282
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	3,560	265
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	3,560	272
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	3,590	286
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	7,090	599
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	7,120	502
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	25,000	2,770
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	37,530	(75)
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	4,270	337
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	7,100	328

					4,598

FOREIGN EXCHANGE CURRENCY OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE	PREMIUMS RECEIVED
USD Put/GBP Call, Vanilla, European Style	GBP 1.52	08/25/16	7,020	56	GBP 97

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE	PREMIUMS RECEIVED
USD Call/GBP Put, Vanilla, European Style	GBP 1.34	08/25/16	10,529	110	GBP 88

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABX	—	Asset-Backed Securities Index
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CDX	—	Credit Default Swap Index
CHF	—	Swiss Franc
CMBX	—	Commercial Mortgage-Backed Securities Index
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
GO	—	General Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
LIBOR	—	London Interbank Offered Rate
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SEK	—	Swedish Krona
SPDR	—	Standard & Poor’s Depositary Receipts
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2016.
TBA	—	To Be Announced
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
†	—	Approximately $34,144,000 of this investment is restricted as collateral for swaps to various brokers.
††	—	Non-deliverable forward.
^	—	All or a portion of the security is unsettled as of May 31, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2016.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of May 31, 2016.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	177,838
Aggregate gross unrealized depreciation	(599,902)

Net unrealized appreciation/depreciation	(422,064)

Federal income tax cost of investments	13,092,349

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$591		$591
Energy	336	—	—		336
Financials	717	—	—		717
Materials	16	—	5,875		5,891
Telecommunication Services	2,885	—	—		2,885
Utilities	1,696	—	—		1,696

Total Common Stocks	5,650	—	6,466		12,116

Preferred Stocks
Energy	9,030	18	—		9,048
Financials	3,897	—	22,523		26,420
Industrials	—	5,095	—		5,095
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	12,927	5,113	22,523		40,563

Debt Securities
Asset-Backed Securities	—	36,561	525,831		562,392
Collateralized Mortgage Obligations
Agency CMO	—	215,594	—		215,594
Non-Agency CMO	—	549,628	64,320		613,948

Total Collateralized Mortgage Obligations	—	765,222	64,320		829,542

Commercial Mortgage-Backed Securities	—	36,541	198,781		235,322
Convertible Bonds
Consumer Discretionary	—	5,425	—		5,425
Energy	—	2,287	—		2,287
Telecommunication Services	—	6,251	—		6,251

Total Convertible Bonds	—	13,963	—		13,963

Corporate Bonds
Consumer Discretionary	—	1,248,207	50,840		1,299,047
Consumer Staples	—	329,161	—		329,161
Energy	—	576,973	—		576,973
Financials	—	509,427	—	(b)	509,427
Health Care	—	647,530	—		647,530
Industrials	—	699,000	10,321		709,321
Information Technology	—	488,782	6		488,788
Materials	—	600,943	12,966		613,909
Telecommunication Services	—	926,802	—		926,802
Utilities	—	159,795	—		159,795

Total Corporate Bonds	—	6,186,620	74,133		6,260,753

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Insurance-Linked Securities	$—	$187,199	$—		$187,199
Mortgage Pass-Through Securities	—	37,437	—		37,437
Municipal Bonds	—	14,732	—		14,732
Preferred Securities
Financials	—	75,984	—		75,984
Private Placements — Commercial Loans	—	—	286,914		286,914
Private Placements — Residential Loans	—	—	344,500		344,500
Exchange Traded Funds	139,608	—	—		139,608
Investment Companies	109,541	—	—		109,541
Loan Assignments
Consumer Discretionary	—	247,044	1,860		248,904
Consumer Staples	—	157,138	—		157,138
Energy	—	57,851	—		57,851
Financials	—	47,108	—		47,108
Health Care	—	156,475	—		156,475
Industrials	—	100,348	—		100,348
Information Technology	—	76,509	2,722		79,231
Materials	—	24,715	4,311		29,026
Telecommunication Services	—	20,012	—		20,012
Utilities	—	37,724	—		37,724

Total Loan Assignments	—	924,924	8,893		933,817

Options Purchased
Put Option Purchased	14	—	—		14
Foreign Exchange Currency Option	—	223	—		223

Total Options Purchased	14	223	—		237

Warrants
Consumer Discretionary	—	—	—	(b)	— (b)
Energy	—	—	—	(b)	— (b)

Total Warrants	—	—	—	(b)	— (b)

Short-Term Investments
Investment Companies	2,564,619	—	—		2,564,619
U.S. Treasury Obligations	—	21,046	—		21,046

Total Investments in Securities	$2,832,359	$8,305,565	$1,532,361		$12,670,285

Liabilities
Debt Securities
Corporate Bonds
Consumer Staples	—	(10,450)	—		(10,450)
Industrials	—	(10,156)	—		(10,156)

Total Corporate Bonds	—	(20,606)	—		(20,606)

TBA Short Commitment	—	(19,246)	—		(19,246)

Total Liabilities for Securities Sold Short	$—	$(39,852)	$—		$(39,852)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$9,294	$—		$9,294
Futures Contracts	398	—	—		398
Swaps	—	53,230	—		53,230

Total Appreciation in Other Financial Instruments	$398	$62,524	$—		$62,922

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(8,696)	$—		$(8,696)
Futures Contracts	(1,449)	—	—		(1,449)
Written Options
Call Options Written	—	(56)	—		(56)
Put Options Written	—	(110)	—		(110)
Swaps	—	(36,082)	—		(36,082)

Total Depreciation in Other Financial Instruments	$(1,449)	$(44,944)	$—		$(46,393)

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2016.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2016		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016
Investments in Securities
Asset-Backed Securities	$619,148		$3,239	$15,713	$2,694	$—	$(122,951)	$7,988	$—	$525,831
Collateralized Mortgage Obligations — Non-Agency CMO	83,566		703	1,915	6	—	(28,715)	18,707	(11,862)	64,320
Commercial Mortgage-Backed Securities	195,047		—	3,659	75	—	—	—	—	198,781
Common Stocks — Consumer Discretionary	566		—	25	—	—	—	—	—	591
Common Stocks — Financials	767		204	(273)	—	2,392	(3,090)	—	—	—
Common Stocks — Materials	5,441		—	434	—	—	—	—	—	5,875
Convertible Bonds — Consumer Discretionary	—	(a)	(729)	729	—	—	— (a)	—	—	—
Convertible Bonds — Utilities	2,384		1,150	(1,142)	—	—	(2,392)	—	—	—
Corporate Bonds — Consumer Discretionary	14,017		(331)	8,736	15	1	(9,986)	38,388	—	50,840
Corporate Bonds — Energy	2,303		—	—	—	—	—	—	(2,303)	—
Corporate Bonds — Financials	—	(a)	—	— (a)	—	—	—	—	—	—	(a)
Corporate Bonds — Industrials	19,600		—	114	(88)	—	—	—	(9,305)	10,321
Corporate Bonds — Information Technology	3,580		—	(3,572)	(2)	—	—	—	—	6
Corporate Bonds — Materials	17,794		—	(79)	79	163	—	—	(4,991)	12,966
Loan Assignments — Consumer Discretionary	—	(a)	—	(13)	(2)	—	(5)	1,880	—	1,860
Loan Assignments — Industrials	4,286		—	—	—	—	—	—	(4,286)	—
Loan Assignments — Information Technology	—		—	(25)	(1)	2,748	—	—	—	2,722
Loan Assignments — Materials	3,808		—	512	1	—	(10)	—	—	4,311
Preferred Stocks — Financials	—		—	(337)	—	—	—	22,860	—	22,523
Preferred Stocks — Materials	—	(b)	—	—	—	—	—	—	—	—	(b)
Private Placements — Commercial Loans	286,930		—	(38)	22	—	—	—	—	286,914
Private Placements — Residential Loans	574,500		—	—	—	—	(230,000)	—	—	344,500
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Energy	—	(a)	—	— (a)	—	—	—	—	—	—	(a)

Total	$1,833,737		$4,236	$26,358	$2,799	$5,304	$(397,149)	$89,823	$(32,747)	$1,532,361

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price for the period ended May 31, 2016.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $ 28,098,000.

Strategic Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$5,875		Market Comparable Companies	EBITDA Multiple (a)	7.65x (7.65x)
	—		Pending Sale Amount (b)	Discount for potential outcome (c)	100.00% (100.00%)

Common Stocks	5,875

	—		Pending Sale Amount (b)	Discount for potential outcome (c)	100.00% (100.00%)

Preferred Stocks	—

	12,729		Market Comparable Companies	EBITDA Multiple (a)	7.65x (7.65x)
	272		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	18.50% (18.50%)
	237		Pending Sale Amount	Discount for potential outcome (c)	15.00% - 100.00% (25.87%)

Corporate Bonds	13,238

	631,414		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.47% - 8.42% (6.67%)

Private Placements	631,414

	514,456		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (1.53%)
				Constant Default Rate	2.00% - 15.00% (7.26%)
				Yield (Discount Rate of Cash Flows)	1.90% - 7.00% (4.77%)

Asset-Backed Securities	514,456

	—	(d)	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Warrants	—	(d)

	48,117		Discounted Cash Flow	Constant Prepayment Rate	8.00% - 10.00% (9.43%)
				Constant Default Rate	0.00% - 1.00% (0.29%)
				Yield (Discount Rate of Cash Flows)	1.98% - 5.50% (3.61%)

Collateralized Mortgage Obligations	48,117

	171,368		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.46% - 7.45% (6.19%)

Commercial Mortgage-Backed Securities	171,368

Total	$1,384,468

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2016, the value of these investments was approximately $147,893,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(d)	Amount rounds to less than $1000.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of May 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, index and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund used total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligation — 0.0% (g)
		Agency CMO — 0.0% (g)
—	(h)	Federal Home Loan Mortgage Corp. (Cost $11)	11

Corporate Bond — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
24		Constar International, Inc., 11.000%, 12/31/17 (d) (Cost $23)	3

Municipal Bonds — 81.1% (t)
		Alabama — 0.5%
		Utility — 0.5%
500		The Lower Alabama Gas District, Gas Project, Series A, Rev., 5.000%, 09/01/31	623

		Alaska — 0.8%
		Housing — 0.1%
140		Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	144

		Industrial Development Revenue/Pollution Control Revenue — 0.3%
325		Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	375

		Other Revenue — 0.1%
90		Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	91

		Prerefunded — 0.3%
300		Alaska Student Loan Corp., Education Loan, Series A-2, Rev., 5.000%, 06/01/16 (p)	300

		Total Alaska	910

		Arizona — 1.1%
		Education — 0.3%
300		Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	324

		Hospital — 0.1%
100		Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/24	106

		Utility — 0.2%
200		City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	260

		Water & Sewer — 0.5%
500		City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	601

		Total Arizona	1,291

		California — 3.3%
		Education — 0.1%
200		California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, Series A, Rev., AGM, Zero Coupon, 08/01/30	122

		General Obligation — 0.6%
350		Metropolitan Water District of Southern California, Series A, GO, 5.000%, 03/01/31	408
100		San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/28	62
175		Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.500%, 09/01/34	251

			721

		Housing — 0.0% (g)
5		California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	5

		Industrial Development Revenue/Pollution Control Revenue — 0.2%
250		California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-2, Rev., VAR, AMT, 3.125%, 11/03/25	264

		Prerefunded — 0.8%
620		Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	543
160		Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	235
100		Sierra View Local Health Care District, Rev., 4.875%, 07/01/17 (p)	105

			883

		Transportation — 0.8%
785		Harbor Department of Los Angeles, Series A, Rev., AMT, 5.000%, 08/01/35	932

		Utility — 0.8%
250		Los Angeles Department of Water & Power, Series A, Rev., 5.250%, 07/01/39	289

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
	Los Angeles Department of Water & Power, Power System,
250	Series B, Rev., 5.000%, 07/01/43	297
290	Subseries A-1, Rev., 5.250%, 07/01/38	315

		901

	Total California	3,828

	Colorado — 0.9%
	Certificate of Participation/Lease — 0.3%
300	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	341

	General Obligation — 0.5%
435	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/22	538

	Housing — 0.0% (g)
25	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	26

	Utility — 0.1%
110	Public Authority for Colorado Energy, Natural Gas Purchase, Series 2008, Rev., 6.125%, 11/15/23	138

	Total Colorado	1,043

	Connecticut — 1.2%
	Education — 1.0%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
945	Series A, Rev., 4.000%, 11/15/19	1,002
200	Series A, Rev., 5.250%, 11/15/24	231

		1,233

	Housing — 0.2%
185	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Subseries A-1, Rev., 4.000%, 11/15/45	201

	Total Connecticut	1,434

	Delaware — 0.4%
	Housing — 0.4%
	Delaware State Housing Authority, Senior Single Family Mortgage,
400	Series A-1, Rev., AMT, 4.900%, 07/01/29	432
35	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.625%, 01/01/23	35

	Total Delaware	467

	District of Columbia — 0.4%
	Education — 0.2%
200	District of Columbia, Gallaudet University, Rev., 4.000%, 04/01/17	205

	Other Revenue — 0.1%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	108

	Transportation — 0.1%
100	Metropolitan Washington Airports Authority, Series C, Rev., AMT, 5.000%, 10/01/22	118

	Total District of Columbia	431

	Florida — 10.5%
	Certificate of Participation/Lease — 1.6%
750	Broward County School Board, Series A, COP, 5.000%, 07/01/24	923
750	South Florida Water Management District, COP, 5.000%, 10/01/32	921

		1,844

	Education — 0.5%
500	Lakeland Educational Facilities, Southern College Project, Series A, Rev., 5.000%, 09/01/25	578

	General Obligation — 0.2%
200	Florida State Board Education, Public Education Capital Outlay, Series A, GO, 5.500%, 06/01/38	220

	Hospital — 1.7%
995	Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series A, Rev., 5.000%, 12/01/26	1,183
200	County of Sumter, Industrial Development Authority, Central Florida Health Alliance Projects, Series A, Rev., 5.000%, 07/01/18	215
545	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 5.000%, 11/15/29	640

		2,038

	Housing — 0.3%
80	Florida Housing Finance Corp., Series 1, Rev., AMT, 5.000%, 07/01/41	84

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
315	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	335

		419

	Industrial Development Revenue/Pollution Control Revenue — 0.9%
500	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	588
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., VAR, 2.100%, 04/11/19	511

		1,099

	Other Revenue — 0.8%
900	Orlando Community Redevelopment Agency, Republic Drive, Tax Allocation, Rev., 5.000%, 04/01/17	926

	Prerefunded — 0.5%
450	Tohopekaliga Water Authority, Series A, Rev., 5.750%, 10/01/21 (p)	553

	Transportation — 2.2%
300	City of Orlando, Greater Orlando Aviation Authority, Airport Facilities, Series B, Rev., AMT, 5.000%, 10/01/26	342
100	County of Broward, Port Facilities, Series A, Rev., 5.000%, 09/01/21	112
155	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 4.000%, 07/01/21	171
625	State of Florida, Department of Transportation, Seaport Investment Program, Rev., 5.000%, 07/01/37	744
1,000	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,181

		2,550

	Utility — 1.8%
200	Charlotte County, Utility Systems, Rev., AGM, 5.250%, 10/01/24	240
200	Florida Municipal Power Agency, All Requirements Power Supply Project, Series A, Rev., 5.000%, 10/01/30	247
500	JEA Electric System Revenue, Subseries B, Rev., 5.000%, 10/01/34	576
275	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	316
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, 6.000%, 10/01/29	699

		2,078

	Total Florida	12,305

	Georgia — 1.8%
	Education — 0.2%
200	Private Colleges & Universities Authority, Mercer University Project, Series C, Rev., 5.000%, 10/01/16	203

	Housing — 0.5%
	Georgia Housing & Finance Authority, Non Single Family,
90	Series B, Rev., 4.000%, 12/01/29	95
440	Subseries A-1, Rev., 4.000%, 06/01/44	465

		560

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	Burke County Development Authority, Pollution Control, Oglethorpe Power Corp. Vogtle Project, Series A, Rev., VAR, 2.400%, 04/01/20	514

	Other Revenue — 0.2%
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	300

	Transportation — 0.5%
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.000%, 01/01/42	555

	Total Georgia	2,132

	Guam — 1.0%
	Water & Sewer — 1.0%
	Guam Government Waterworks Authority, Water & Waste Water System,
200	Rev., 5.000%, 07/01/19	221
275	Rev., 5.000%, 07/01/24	328
525	Rev., 5.000%, 07/01/25	634

	Total Guam	1,183

	Hawaii — 0.1%
	General Obligation — 0.1%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/27	114

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Idaho — 1.2%
	General Obligation — 0.7%
750	City of Nampa, GO, 5.000%, 08/01/21	879

	Housing — 0.5%
505	Idaho Housing & Finance Association, Single Family Mortgage, Series A-2, Class I, Rev., AMT, 4.000%, 07/01/34	534

	Total Idaho	1,413

	Illinois — 2.6%
	General Obligation — 0.3%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	142
50	Greater Chicago Metropolitan Water Reclamation District, Series C, GO, 5.250%, 12/01/27	62
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.250%, 01/01/24	173

		377

	Housing — 0.4%
65	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	68
365	Illinois Housing Development Authority, Homeowner Mortgage, Subseries A-2, Rev., AMT, 4.000%, 02/01/35	383

		451

	Other Revenue — 1.1%
750	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A, Rev., 5.000%, 11/15/28	904
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.125%, 06/01/19	200
130	Rev., 5.250%, 06/01/21	152

		1,256

	Transportation — 0.6%
200	City of Chicago, O’Hare International Airport, Third Lien, Series C, Rev., AGC, 5.250%, 01/01/25	226
205	City of Chicago, O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	210
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	327

		763

	Water & Sewer — 0.2%
150	City of Chicago, Waterworks, Second Lien, Rev., AMBAC, BHAC-CR, 5.750%, 11/01/30	190

	Total Illinois	3,037

	Indiana — 1.4%
	Hospital — 0.6%
	Indiana Health Facility Financing Authority, Ascension Health,
150	Series A-1, Rev., VAR, 5.000%, 06/01/17	156
95	Subseries A-8, Rev., VAR, 5.000%, 07/28/16	96
330	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., 5.000%, 11/15/34	399

		651

	Housing — 0.1%
	Indiana Housing & Community Development Authority, Home First Program,
45	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	47
80	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	85

		132

	Other Revenue — 0.5%
500	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 06/01/20	571

	Prerefunded — 0.0% (g)
5	Indiana Health Facility Financing Authority, Ascension Health, Subseries A-8, Rev., VAR, 5.000%, 07/28/16 (p)	5

	Water & Sewer — 0.2%
250	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	296

	Total Indiana	1,655

	Iowa — 0.0% (g)
	Housing — 0.0% (g)
35	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	37

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Kansas — 0.1%
	Prerefunded — 0.1%
105	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/16 (p)	108

	Kentucky — 0.2%
	Housing — 0.0% (g)
35	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	37

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	251

	Total Kentucky	288

	Louisiana — 0.8%
	Housing — 0.1%
	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
30	Series A-2, Rev., GNMA/FNMA/FHLMC, 3.900%, 04/01/19	31
70	Series A-2, Rev., GNMA/FNMA/FHLMC, 4.750%, 10/01/29	73
20	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	21

		125

	Other Revenue — 0.2%
225	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	255

	Transportation — 0.1%
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	137

	Water & Sewer — 0.4%
400	City of New Orleans, Sewerage Service, Rev., 5.000%, 06/01/21	467

	Total Louisiana	984

	Maine — 1.3%
	Education — 0.3%
275	Maine Health & Higher Educational Facilities Authority, Series A, Rev., 5.000%, 07/01/25	329

	Housing — 1.0%
	Maine State Housing Authority,
340	Series A, Rev., 4.000%, 11/15/45	371
435	Series A-1, Rev., AMT, 4.500%, 11/15/28	462
300	Series B, Rev., 4.000%, 11/15/43	317

		1,150

	Prerefunded — 0.0% (g)
25	Maine Health & Higher Educational Facilities Authority, Series A, Rev., 5.000%, 07/01/23 (p)	31

	Total Maine	1,510

	Maryland — 0.5%
	Other Revenue — 0.1%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	109

	Special Tax — 0.4%
400	County of Anne Arundel, Consolidated Special Taxing District, The Villages of Dorchester and Farmington Village Projects, Rev., 5.000%, 07/01/21	464

	Total Maryland	573

	Massachusetts — 5.9%
	Education — 1.9%
350	Massachusetts College Building Authority, Series B, Rev., XLCA, 5.500%, 05/01/28	435
	Massachusetts Educational Financing Authority, Education Loan,
300	Rev., AMT, 5.000%, 07/01/23 (w)	345
500	Series J, Rev., AMT, 5.000%, 07/01/18	536
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	759
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	105

		2,180

	Housing — 1.1%
	Massachusetts Housing Finance Agency, Single Family Housing,
285	Series 160, Rev., AMT, 3.750%, 06/01/34	294
895	Series 169, Rev., 4.000%, 12/01/44	958

		1,252

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.1%
125	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	125

	Transportation — 1.6%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	408
	Massachusetts Port Authority,
500	Series A, Rev., 5.000%, 07/01/44	591
770	Series A, Rev., AMT, 5.000%, 07/01/37	881

		1,880

	Water & Sewer — 1.2%
	Massachusetts Water Resources Authority,
500	Series B, Rev., AGM, 5.250%, 08/01/29	678
100	Series B, Rev., AGM, 5.250%, 08/01/32	137
500	Series D, Rev., 5.000%, 08/01/44	594

		1,409

	Total Massachusetts	6,846

	Michigan — 1.6%
	Education — 0.5%
500	Michigan Finance Authority, Student Loan, Series 25-A, Rev., AMT, 5.000%, 11/01/22	573

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
200	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	224

	Transportation — 0.5%
	Wayne County Airport Authority, Detroit Metropolitan Airport,
400	Series B, Rev., AMT, 5.000%, 12/01/21	457
150	Series D, Rev., 5.000%, 12/01/18	164

		621

	Water & Sewer — 0.4%
470	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/16	472

	Total Michigan	1,890

	Minnesota — 2.1%
	Hospital — 0.2%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	208

	Housing — 1.9%
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
23	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	23
150	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	159
95	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.250%, 07/01/28	99
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
100	Rev., 4.000%, 08/01/17	103
300	Rev., 5.250%, 08/01/26	350
	Minnesota Housing Finance Agency, Residential Housing Finance,
520	Series A, Rev., 4.000%, 07/01/38	563
395	Series B, Rev., 4.000%, 01/01/38	428
435	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.000%, 01/01/45	464
40	Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	42

		2,231

	Total Minnesota	2,439

	Mississippi — 0.3%
	Other Revenue — 0.3%
	Mississippi Development Bank, Harrison County, Coliseum & Convention Center,
160	Series A, Rev., 5.250%, 01/01/30	210
100	Series A, Rev., 5.250%, 01/01/34	136

	Total Mississippi	346

	Missouri — 1.1%
	General Obligation — 0.3%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	292

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 0.4%
105	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC, 4.625%, 05/01/28	111
175	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.000%, 11/01/41	186
140	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	146

		443

	Other Revenue — 0.4%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	506

	Total Missouri	1,241

	Montana — 0.5%
	Hospital — 0.2%
200	Montana Facility Finance Authority, Hospital Benefits, Health Systems, Rev., AGC, 5.125%, 01/01/22	233

	Housing — 0.2%
270	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	282

	Transportation — 0.1%
100	City of Billings, Airport, Series A, Rev., AMT, 5.000%, 07/01/20	108

	Total Montana	623

	Nebraska — 1.0%
	General Obligation — 0.6%
	Omaha City Convention Center/Arena Project,
295	GO, 5.250%, 04/01/25	380
285	GO, 5.250%, 04/01/27	375

		755

	Utility — 0.4%
360	Central Plains Energy Project, Gas Project No. 3, Rev., 5.000%, 09/01/27	414

	Total Nebraska	1,169

	New Hampshire — 0.5%
	Education — 0.4%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.500%, 06/01/26	263
100	Rev., NATL-RE, 5.500%, 06/01/27	133

		396

	Housing — 0.1%
	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition,
80	Series A, Rev., 5.250%, 07/01/28	84
55	Series B, Rev., 5.000%, 07/01/27	58

		142

	Total New Hampshire	538

	New Jersey — 3.0%
	Education — 1.1%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	269
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.000%, 12/01/19	551
250	Series 1A, Rev., AMT, 5.000%, 12/01/24	291
200	New Jersey Higher Education Student Assistance Authority, Student Loan, Series 1, Rev., 5.000%, 12/01/16	204

		1,315

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	508

	Other Revenue — 1.4%
	New Brunswick Parking Authority, City Guaranteed Parking,
385	Rev., 5.000%, 09/01/27	470
590	Rev., 5.000%, 09/01/28	717
380	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	448

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued

		1,635

	Total New Jersey	3,458

	New Mexico — 0.6%
	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
100	Series B, Class I, Rev., GNMA/FNMA/FHLMC, 5.000%, 03/01/28	107
5	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	5
85	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.000%, 09/01/30	89

		201

	Other Revenue — 0.4%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	453
55	New Mexico Finance Authority, Public Project, Senior Lien, Series A, Rev., AMT, 4.000%, 06/01/16	55

		508

	Total New Mexico	709

	New York — 7.3%
	Education — 0.5%
275	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/24	354
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	267

		621

	General Obligation — 0.5%
500	City of New York, Series I, GO, 5.000%, 08/01/21	593

	Housing — 1.0%
	New York Mortgage Agency, Homeowner Mortgage,
440	Series 191, Rev., AMT, 3.500%, 10/01/34	459
625	Series 195, Rev., 4.000%, 10/01/46	680

		1,139

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	502

	Other Revenue — 2.1%
250	New York City Municipal Water Finance Authority, Series FF-2, Rev., 5.500%, 06/15/40	283
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Series BB, Rev., 5.250%, 06/15/44	297
440	Series EE, Rev., 5.375%, 06/15/43	516
	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing,
310	Series B, Rev., 5.500%, 10/15/26 (p)	409
390	Series B, Rev., 5.500%, 10/15/30 (p)	541
325	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Rev., 5.000%, 05/15/21	374

		2,420

	Prerefunded — 0.5%
90	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.750%, 06/15/18 (p)	99
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 04/15/35 (p)	434

		533

	Special Tax — 0.5%
500	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A-1, Rev., 5.000%, 03/15/43	588

	Transportation — 0.5%
500	Port Authority of New York & New Jersey, Consolidated, 194th Series, Rev., 5.000%, 10/15/30	624

	Water & Sewer — 1.3%
295	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.750%, 06/15/40	324
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series DD, Rev., 5.000%, 06/15/34	599

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	614

		1,537

	Total New York	8,557

	North Dakota — 0.6%
	Housing — 0.4%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
175	Series A, Rev., 3.750%, 07/01/42	184
215	Series A, Rev., 4.000%, 07/01/34	230

		414

	Utility — 0.2%
210	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	230

	Total North Dakota	644

	Ohio — 3.0%
	Education — 0.9%
	Ohio State University, General Receipts, Special Purpose,
500	Series A, Rev., 5.000%, 06/01/28	606
365	Series A, Rev., 5.000%, 06/01/43	431

		1,037

	General Obligation — 0.3%
185	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, GO, NATL-RE, 5.250%, 12/01/25	237
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	60

		297

	Hospital — 0.1%
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	100

	Housing — 0.2%
	Ohio Housing Finance Agency, Single Family Mortgage,
110	Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/28	116
85	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	90

		206

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
	Ohio Air Quality Development Authority, Pollution Control, FirstEnergy Generation Project, Series A, Rev., VAR, 3.750%, 12/03/18
500	Series A, Rev., VAR, 3.750%, 12/03/18	511
270	Series C, Rev., 5.625%, 06/01/18	286
190	Ohio Economic Development, Ohio Enterprise Bond Fund, Seepex Project, Series 1, Rev., 2.000%, 06/01/17	191

		988

	Other Revenue — 0.2%
285	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	296

	Prerefunded — 0.5%
95	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/18 (p)	102
395	Cleveland-Cuyahoga County, Port Authority Development, Port of Cleveland Bond Fund, One Community Project, Series C, Rev., 5.000%, 11/15/20 (p)	460

		562

	Utility — 0.0% (g)
5	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	5

	Total Ohio	3,491

	Oklahoma — 1.2%
	Transportation — 0.7%
	Tulsa Airports Improvement Trust,
300	Series A, Rev., AMT, 5.000%, 06/01/24	348
420	Series A, Rev., AMT, 5.000%, 06/01/25	486

		834

	Water & Sewer — 0.5%
	Oklahoma City Water Utilities Trust, Water & Sewer System,
285	Rev., 5.000%, 07/01/30	355
220	Rev., 5.375%, 07/01/40	259

		614

	Total Oklahoma	1,448

	Oregon — 1.6%
	Education — 0.5%
500	University of Oregon, Series A, Rev., 5.000%, 04/01/45	602

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.3%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	215
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, 5.500%, 06/15/30	27
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	124

		366

	Housing — 0.3%
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
190	Series B, Rev., 5.000%, 07/01/20	215
65	Series B, Rev., AMT, 5.000%, 07/01/30	70

		285

	Other Revenue — 0.3%
300	Oregon State Department of Administrative Services, Series A, Rev., 5.000%, 04/01/23	370

	Transportation — 0.2%
215	Port of Portland, International Airport, Subseries 20-C, Rev., AMT, 5.000%, 07/01/19	240

	Total Oregon	1,863

	Pennsylvania — 2.4%
	Education — 0.7%
160	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/20	181
625	Pennsylvania Higher Educational Facilities Authority, Philadelphia University, Rev., 5.000%, 06/01/17	646

		827

	Housing — 1.0%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
425	Series 96-B, Rev., 3.950%, 10/01/16	426
170	Series 112, Rev., 5.000%, 04/01/28	181
495	Series 118A, Rev., AMT, 3.500%, 04/01/40	521

		1,128

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	Beaver County IDA, Firstenergy Generation Project, Pollution Control, Series B, Rev., VAR, 2.500%, 06/01/17	504

	Transportation — 0.3%
350	Allegheny County Airport Authority, Pittsburgh International Airport, Series A-1, Rev., AMT, 5.000%, 01/01/26	396

	Total Pennsylvania	2,855

	Rhode Island — 0.7%
	Education — 0.5%
500	Rhode Island Student Loan Authority, Series A, Rev., AMT, 5.000%, 12/01/23	571

	Transportation — 0.2%
250	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	288

	Total Rhode Island	859

	South Carolina — 1.3%
	Education — 0.5%
500	Charleston Educational Excellence Financing Corp., Charleston County School District Project, Rev., 5.000%, 12/01/24	621

	Transportation — 0.8%
750	South Carolina State Ports Authority, Rev., AMT, 5.000%, 07/01/31	884

	Total South Carolina	1,505

	South Dakota — 0.6%
	Education — 0.5%
500	South Dakota State Health & Educational Facilities Authority, Sanford Health, Rev., 5.000%, 11/01/45	579

	Housing — 0.1%
130	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	139

	Total South Dakota	718

	Tennessee — 1.2%
	Housing — 0.3%
	Tennessee Housing Development Agency, Homeownership Program,
210	Series 1A, Rev., AMT, 4.500%, 01/01/38	223
120	Series A, Rev., AMT, 4.500%, 07/01/31	128

		351

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.1%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/19	135

	Utility — 0.8%
	Tennessee Energy Acquisition Corp., Gas Project,
370	Series A, Rev., 5.250%, 09/01/21	433
375	Series A, Rev., 5.250%, 09/01/23	449

		882

	Total Tennessee	1,368

	Texas — 5.8%
	Education — 0.8%
170	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center, Series A, Rev., 5.250%, 12/01/39	201
	University of Texas System,
140	Series B, Rev., 5.250%, 07/01/28	186
395	Series B, Rev., 5.250%, 07/01/30	530

		917

	General Obligation — 1.5%
250	Dallas County Utility and Reclamation District, GO, 5.000%, 02/15/23	298
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	261
1,000	Texas Transportation Commission, State Highway Improvement, Series A, GO, 5.000%, 04/01/30	1,180

		1,739

	Housing — 0.1%
105	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	112
45	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	47

		159

	Industrial Development Revenue/Pollution Control Revenue — 1.5%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
100	Rev., 4.700%, 05/01/18	105
1,000	Rev., 5.000%, 02/01/23	1,100
500	Mission Economic Development Corp., Solid Waste Disposal, Waste Management, Inc. Project, Rev., 2.500%, 08/01/20	513

		1,718

	Prerefunded — 0.4%
30	City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/27 (p)	24
100	Comal Independent School District, School Building, Series A, GO, PSF-GTD, 5.250%, 02/01/18 (p)	107
80	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/18 (p)	86
115	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/19 (p)	134
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/20 (p)	118

		469

	Transportation — 1.1%
	Dallas Area Rapid Transit, Senior Lien,
130	Rev., AMBAC, 5.250%, 12/01/29	172
700	Series A, Rev., 5.000%, 12/01/32	865
200	Texas Transportation Commission, Turnpike System, Second Tier, Series C, Rev., 5.000%, 08/15/25	243

		1,280

	Water & Sewer — 0.4%
425	City of Dallas, Waterworks & Sewer System, Rev., 5.000%, 10/01/42	505

	Total Texas	6,787

	Utah — 1.1%
	Other Revenue — 0.6%
	Utah Transit Authority, Sales Tax,
40	Series C, Rev., AGM, 5.250%, 06/15/25	52
450	Series C, Rev., AGM, 5.250%, 06/15/32	619

		671

	Water & Sewer — 0.5%
500	Central Utah Water Conservancy District, Series C, Rev., 5.000%, 10/01/42	588

	Total Utah	1,259

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Vermont — 2.6%
	Education — 0.7%
750	Vermont Student Assistance Corp., Education Loan, Series A, Rev., AMT, 5.000%, 06/15/24 (w)	860

	Housing — 1.9%
	Vermont Housing Finance Agency, Multiple Purpose,
750	Series A, Rev., AMT, 4.000%, 11/01/46	798
410	Series B, Rev., 4.000%, 11/01/44	437
670	Series B, Rev., AMT, 3.750%, 11/01/45	706
210	Series B, Rev., AMT, 4.125%, 11/01/42	218

		2,159

	Total Vermont	3,019

	Virginia — 0.7%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	York County Economic Development Authority, Pollution Control, Electric & Power Company Project, Series A, Rev., VAR, 1.875%, 05/16/19	255

	Other Revenue — 0.5%
470	Virginia Resources Authority, Infrastructure, Unrefunded Balance, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/25	558

	Prerefunded — 0.0% (g)
30	Virginia Resources Authority, Infrastructure, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/21 (p)	36

	Total Virginia	849

	Washington — 2.3%
	General Obligation — 0.2%
220	State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	196

	Housing — 0.7%
125	Washington State Housing Finance Commission, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	131
665	Washington State Housing Finance Commission, Single Family Program, Series 2A-R, Rev., AMT, 3.500%, 06/01/44	699

		830

	Transportation — 1.0%
1,000	Port of Seattle, Series B, Rev., AMT, 5.000%, 09/01/25	1,168

	Utility — 0.4%
150	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	176
300	City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	349

		525

	Total Washington	2,719

	West Virginia — 0.5%
	Other Revenue — 0.5%
500	Monongalia County Building Commission, Rev., 5.000%, 07/01/23	603

	Wisconsin — 1.1%
	Education — 0.5%
500	Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc., Series A, Rev., 5.000%, 07/01/25	592

	Other Revenue — 0.3%
330	State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	374

	Transportation — 0.3%
240	Wisconsin State Department of Transportation, Series 1, Rev., 5.000%, 07/01/27	294

	Total Wisconsin	1,260

	Wyoming — 0.4%
	Hospital — 0.3%
375	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	395

	Housing — 0.1%
65	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	66

	Total Wyoming	461

	Total Municipal Bonds (Cost $89,665)	94,890

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stock — 0.0% (g)
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
451	Constar International, Inc., Class A, ADR (a) (Cost $– (h))	—

Preferred Stock — 0.0% (g)
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
45	Constar International, Inc., Class A (a) (Cost $9)	—

PRINCIPAL AMOUNT($)
Loan Assignments — 14.4%
	Consumer Discretionary — 3.7%
	Automobiles — 0.1%
173	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	173

	Diversified Consumer Services — 0.2%
242	Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	238

	Hotels, Restaurants & Leisure — 0.4%
50	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	47
147	Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	145
146	Seminole Hard Rock Entertainment, Inc., Term Loan B, VAR, 3.500%, 05/14/20	145
118	Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	118

		455

	Internet & Catalog Retail — 0.2%
286	Lands’ End, Inc., Initial Term B Loan, VAR, 4.250%, 04/04/21	240

	Media — 1.5%
250	CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22	252
498	EMI Group NA Holdings, Term B-3 Loan, VAR, 4.000%, 08/19/22	497
319	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	319
54	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	54
579	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	576

		1,698

	Multiline Retail — 0.8%
487	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	487
499	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	457

		944

	Specialty Retail — 0.4%
289	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	214
255	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	255

		469

	Textiles, Apparel & Luxury Goods — 0.1%
170	Nine West Holdings, Inc., Initial Loan, VAR, 4.750%, 10/08/19	88

	Total Consumer Discretionary	4,305

	Consumer Staples — 1.1%
	Food & Staples Retailing — 1.0%
140	Albertson’s LLC, Term Loan B-2, VAR, 5.500%, 03/21/19	140
748	Albertson’s LLC, Term Loan B-5, VAR, 5.500%, 12/21/22	749
229	SUPERVALU, Inc., Term Loan B, VAR, 4.721%, 03/21/19	229

		1,118

	Food Products — 0.1%
65	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	65
80	Pinnacle Foods Finance LLC, 1st Lien Term Loan I, VAR, 3.750%, 01/13/23	80

		145

	Total Consumer Staples	1,263

	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
16	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	16
125	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	125
125	Energy Transfer Equity LP, Term Loan, VAR, 3.250%, 12/02/19	120
100	Sabine Oil & Gas Corp., Term Loan, VAR, 12.000%, 12/31/18 (d)	3
88	Southcross Energy Partners LP, Term Loan, VAR, 5.250%, 08/04/21	71
29	Southcross Holdings Borrower LP, Tranche B Term Loan, VAR, 5.500%, 04/23/23	23

	Total Energy	358

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Financials — 0.7%
	Consumer Finance — 0.4%
496	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	471

	Diversified Financial Services — 0.1%
146	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	140

	Insurance — 0.2%
248	Alliant Holdings I, Inc., Initial Term Loan, VAR, 4.500%, 08/12/22	246

	Total Financials	857

	Health Care — 2.1%
	Health Care Equipment & Supplies — 0.1%
145	Kinetic Concepts, Inc., Dollar Term E-1 Loan, VAR, 4.500%, 05/04/18	145

	Health Care Providers & Services — 0.9%
49	Amsurg Corp., Initial Term Loan, VAR, 3.500%, 07/16/21	49
88	CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, VAR, 3.924%, 12/31/18	88
95	IASIS Healthcare LLC/IASIS Capital Corp., Term Loan B, VAR, 4.500%, 05/03/18	95
481	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	481
333	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	333

		1,046

	Pharmaceuticals — 1.1%
424	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	420
806	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.000%, 04/01/22	795

		1,215

	Total Health Care	2,406

	Industrials — 2.2%
	Airlines — 0.6%
598	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18	600
146	U.S. Airways, Inc., Term Loan B-1, VAR, 3.500%, 05/23/19	145

		745

	Building Products — 0.4%
454	Summit Materials Co. I LLC, Term Loan, VAR, 4.000%, 07/18/22	454

	Commercial Services & Supplies — 0.2%
85	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.881%, 06/30/17	84
144	Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21	144

		228

	Industrial Conglomerates — 0.2%
66	Autoparts Holdings Ltd., Term Loan, VAR, 7.000%, 07/29/17	61
205	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	143

		204

	Machinery — 0.2%
145	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.504%, 07/30/18	144
129	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), VAR, 4.250%, 03/11/22	129

		273

	Marine — 0.1%
201	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	130

	Road & Rail — 0.2%
221	Quality Distribution, Inc., 1st Lien Term Loan, VAR, 5.750%, 08/18/22	200

	Trading Companies & Distributors — 0.3%
315	Delos Finance SARL, Loan, (Luxembourg), VAR, 3.500%, 03/06/21	316

	Total Industrials	2,550

	Information Technology — 1.2%
	IT Services — 0.5%
	First Data Corp., 2021 New Dollar Term Loan,
46	VAR, 3.943%, 09/24/18	46
572	VAR, 4.443%, 03/24/21	574

		620

	Semiconductors & Semiconductor Equipment — 0.5%
241	Microsemi Corp., Closing Date Term B Loan, VAR, 5.250%, 01/15/23	243
267	NXP B.V./NXP Funding LLC, Term B Loan, (Netherlands), VAR, 3.750%, 12/07/20	268

		511

	Software — 0.2%
144	Emdeon, Inc., Term B-2 Loan, VAR, 3.750%, 11/02/18	144

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Software — continued
99	Longview Solutions, Inc., Term B Advance, (Canada), VAR, 7.000%, 04/13/21	88

		232

	Total Information Technology	1,363

	Materials — 1.3%
	Chemicals — 0.7%
37	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	38
235	GCP Applied Technologies, Inc., Term Loan, VAR, 5.250%, 02/03/22	237
221	Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21	220
170	PolyOne Corp., Initial Loan, VAR, 3.750%, 11/11/22	170
146	Tronox Ltd., Term Loan, VAR, 4.500%, 03/19/20	141

		806

	Containers & Packaging — 0.5%
162	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	163
226	Berry Plastics Corp., Term Loan F, VAR, 4.000%, 10/03/22	226
247	NVLX Acquisition LLC, 1st Lien Term Loan, VAR, 6.000%, 12/05/21	248

		637

	Paper & Forest Products — 0.1%
79	Unifrax I LLC/Unifrax Holding Co., Term Loan, VAR, 4.250%, 11/28/18	75

	Total Materials	1,518

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.3%
250	Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, (Luxembourg), VAR, 3.750%, 06/30/19	230
150	Level 3 Financing, Inc., Term Loan B-3, VAR, 4.000%, 08/01/19	150

		380

	Wireless Telecommunication Services — 0.1%
107	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	80

	Total Telecommunication Services	460

	Utilities — 1.4%
	Electric Utilities — 1.4%
486	Calpine Construction Finance Co., Term B-1 Loan, VAR, 3.000%, 05/03/20	475
1,048	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 12/19/16	1,048
182	Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, VAR, 3.750%, 11/07/16 (d)	182

	Total Utilities	1,705

	Total Loan Assignments (Cost $17,341)	16,785

SHARES
Short-Term Investment — 4.3%
	Investment Company — 4.3%
5,006	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (Cost $5,006)	5,006

	Total Investments — 99.8% (Cost $112,055)	116,695
	Other Assets in Excess of Liabilities — 0.2%	231

	NET ASSETS — 100.0%	$116,926

Percentages indicated are based on net assets.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	—	Connecticut Higher Education Supplemental Loan Authority
CMO	—	Collateralized Mortgage Obligation
COP	—	Certificate of Participation
CR	—	Custodial Receipts
DIP	—	Debtor in possession
EDA	—	Economic Development Authority
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
XLCA	—	Insured by XL Capital Assurance
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2016.
(p)	—	Security is prerefunded or escrowed to maturity.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,385
Aggregate gross unrealized depreciation	(745)

Net unrealized appreciation/depreciation	$4,640

Federal income tax cost of investments	$112,055

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Collateralized Mortgage Obligations
Agency CMO	$—	$—	$11	$11
Corporate Bonds
Materials	—	—	3	3
Municipal Bonds
Alabama
Utility	—	623	—	623
Alaska
Housing	—	144	—	144
Industrial Development Revenue/Pollution Control Revenue	—	375	—	375
Other Revenue	—	91	—	91
Prerefunded	—	300	—	300

Total Alaska	—	910	—	910

Arizona
Education	—	324	—	324

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hospital	$—	$106	$—	$106
Utility	—	260	—	260
Water & Sewer	—	601	—	601

Total Arizona	—	1,291	—	1,291

California
Education	—	122	—	122
General Obligation	—	721	—	721
Housing	—	5	—	5
Industrial Development Revenue/Pollution Control Revenue	—	264	—	264
Prerefunded	—	883	—	883
Transportation	—	932	—	932
Utility	—	901	—	901

Total California	—	3,828	—	3,828

Colorado
Certificate of Participation/Lease	—	341	—	341
General Obligation	—	538	—	538
Housing	—	26	—	26
Utility	—	138	—	138

Total Colorado	—	1,043	—	1,043

Connecticut
Education	—	1,233	—	1,233
Housing	—	201	—	201

Total Connecticut	—	1,434	—	1,434

Delaware
Housing	—	467	—	467
District of Columbia
Education	—	205	—	205
Other Revenue	—	108	—	108
Transportation	—	118	—	118

Total District of Columbia	—	431	—	431

Florida
Certificate of Participation/Lease	—	1,844	—	1,844
Education	—	578	—	578
General Obligation	—	220	—	220
Hospital	—	2,038	—	2,038
Housing	—	419	—	419
Industrial Development Revenue/Pollution Control Revenue	—	1,099	—	1,099
Other Revenue	—	926	—	926
Prerefunded	—	553	—	553
Transportation	—	2,550	—	2,550
Utility	—	2,078	—	2,078

Total Florida	—	12,305	—	12,305

Georgia
Education	—	203	—	203
Housing	—	560	—	560
Industrial Development Revenue/Pollution Control Revenue	—	514	—	514
Other Revenue	—	300	—	300
Transportation	—	555	—	555

Total Georgia	—	2,132	—	2,132

Guam
Water & Sewer	—	1,183	—	1,183

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hawaii
General Obligation	$—	$114	$—	$114
Idaho
General Obligation	—	879	—	879
Housing	—	534	—	534

Total Idaho	—	1,413	—	1,413

Illinois
General Obligation	—	377	—	377
Housing	—	451	—	451
Other Revenue	—	1,256	—	1,256
Transportation	—	763	—	763
Water & Sewer	—	190	—	190

Total Illinois	—	3,037	—	3,037

Indiana
Hospital	—	651	—	651
Housing	—	132	—	132
Other Revenue	—	571	—	571
Prerefunded	—	5	—	5
Water & Sewer	—	296	—	296

Total Indiana	—	1,655	—	1,655

Iowa
Housing	—	37	—	37
Kansas
Prerefunded	—	108	—	108
Kentucky
Housing	—	37	—	37
Industrial Development Revenue/Pollution Control Revenue	—	251	—	251

Total Kentucky	—	288	—	288

Louisiana
Housing	—	125	—	125
Other Revenue	—	255	—	255
Transportation	—	137	—	137
Water & Sewer	—	467	—	467

Total Louisiana	—	984	—	984

Maine
Education	—	329	—	329
Housing	—	1,150	—	1,150
Prerefunded	—	31	—	31

Total Maine	—	1,510	—	1,510

Maryland
Other Revenue	—	109	—	109
Special Tax	—	464	—	464

Total Maryland	—	573	—	573

Massachusetts
Education	—	2,180	—	2,180
Housing	—	1,252	—	1,252
Other Revenue	—	125	—	125
Transportation	—	1,880	—	1,880
Water & Sewer	—	1,409	—	1,409

Total Massachusetts	—	6,846	—	6,846

Michigan
Education	—	573	—	573
Industrial Development Revenue/Pollution Control Revenue	—	224	—	224
Transportation	—	621	—	621
Water & Sewer	—	472	—	472

Total Michigan	—	1,890	—	1,890

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Minnesota
Hospital	$—	$208	$—	$208
Housing	—	2,231	—	2,231

Total Minnesota	—	2,439	—	2,439

Mississippi
Other Revenue	—	346	—	346
Missouri
General Obligation	—	292	—	292
Housing	—	443	—	443
Other Revenue	—	506	—	506

Total Missouri	—	1,241	—	1,241

Montana
Hospital	—	233	—	233
Housing	—	282	—	282
Transportation	—	108	—	108

Total Montana	—	623	—	623

Nebraska
General Obligation	—	755	—	755
Utility	—	414	—	414

Total Nebraska	—	1,169	—	1,169

New Hampshire
Education	—	396	—	396
Housing	—	142	—	142

Total New Hampshire	—	538	—	538

New Jersey
Education	—	1,315	—	1,315
Industrial Development Revenue/Pollution Control Revenue	—	508	—	508
Other Revenue	—	1,635	—	1,635

Total New Jersey	—	3,458	—	3,458

New Mexico
Housing	—	201	—	201
Other Revenue	—	508	—	508

Total New Mexico	—	709	—	709

New York
Education	—	621	—	621
General Obligation	—	593	—	593
Housing	—	1,139	—	1,139
Industrial Development Revenue/Pollution Control Revenue	—	502	—	502
Other Revenue	—	2,420	—	2,420
Prerefunded	—	533	—	533
Special Tax	—	588	—	588
Transportation	—	624	—	624
Water & Sewer	—	1,537	—	1,537

Total New York	—	8,557	—	8,557

North Dakota
Housing	—	414	—	414
Utility	—	230	—	230

Total North Dakota	—	644	—	644

Ohio
Education	—	1,037	—	1,037
General Obligation	—	297	—	297
Hospital	—	100	—	100
Housing	—	206	—	206
Industrial Development Revenue/Pollution Control Revenue	—	988	—	988
Other Revenue	—	296	—	296

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prerefunded	$—	$562	$—	$562
Utility	—	5	—	5

Total Ohio	—	3,491	—	3,491

Oklahoma
Transportation	—	834	—	834
Water & Sewer	—	614	—	614

Total Oklahoma	—	1,448	—	1,448

Oregon
Education	—	602	—	602
General Obligation	—	366	—	366
Housing	—	285	—	285
Other Revenue	—	370	—	370
Transportation	—	240	—	240

Total Oregon	—	1,863	—	1,863

Pennsylvania
Education	—	827	—	827
Housing	—	1,128	—	1,128
Industrial Development Revenue/Pollution Control Revenue	—	504	—	504
Transportation	—	396	—	396

Total Pennsylvania	—	2,855	—	2,855

Rhode Island
Education	—	571	—	571
Transportation	—	288	—	288

Total Rhode Island	—	859	—	859

South Carolina
Education	—	621	—	621
Transportation	—	884	—	884

Total South Carolina	—	1,505	—	1,505

South Dakota
Education	—	579	—	579
Housing	—	139	—	139

Total South Dakota	—	718	—	718

Tennessee
Housing	—	351	—	351
Other Revenue	—	135	—	135
Utility	—	882	—	882

Total Tennessee	—	1,368	—	1,368

Texas
Education	—	917	—	917
General Obligation	—	1,739	—	1,739
Housing	—	159	—	159
Industrial Development Revenue/Pollution Control Revenue	—	1,718	—	1,718
Prerefunded	—	469	—	469
Transportation	—	1,280	—	1,280
Water & Sewer	—	505	—	505

Total Texas	—	6,787	—	6,787

Utah
Other Revenue	—	671	—	671
Water & Sewer	—	588	—	588

Total Utah	—	1,259	—	1,259

Vermont
Education	—	860	—	860
Housing	—	2,159	—	2,159

Total Vermont	—	3,019	—	3,019

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Virginia
Industrial Development Revenue/Pollution Control Revenue	$—	$255	$—		$255
Other Revenue	—	558	—		558
Prerefunded	—	36	—		36

Total Virginia	—	849	—		849

Washington
General Obligation	—	196	—		196
Housing	—	830	—		830
Transportation	—	1,168	—		1,168
Utility	—	525	—		525

Total Washington	—	2,719	—		2,719

West Virginia
Other Revenue	—	603	—		603
Wisconsin
Education	—	592	—		592
Other Revenue	—	374	—		374
Transportation	—	294	—		294

Total Wisconsin	—	1,260	—		1,260

Wyoming
Hospital	—	395	—		395
Housing	—	66	—		66

Total Wyoming	—	461	—		461

Total Municipal Bonds	—	94,890	—		94,890

Preferred Stocks
Materials	—	—	—	(a)	—	(a)
Common Stocks
Materials	—	—	—	(a)	—	(a)
Loan Assignments
Consumer Discretionary	—	4,258	47		4,305
Consumer Staples	—	1,263	—		1,263
Energy	—	358	—		358
Financials	—	857	—		857
Health Care	—	2,406	—		2,406
Industrials	—	2,550	—		2,550
Information Technology	—	1,363	—		1,363
Materials	—	1,518	—		1,518
Telecommunication Services	—	460	—		460
Utilities	—	1,705	—		1,705

Total Loan Assignments	—	16,738	47		16,785

Short-Term Investment Investment Company	5,006	—	—		5,006

Total Investments in Securities	$5,006	$111,628	$61		$116,695

(a)	Value is zero.

There were no significant transfers among any levels during the period ended May 31, 2016.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Annual Demand Note — 1.0%
	New York — 1.0%
3,000	New York City Industrial Development Agency, American Airlines, Inc., John F. Kennedy International Airport Project, Series B, Rev., VAR, 2.000%, 08/01/16 (Cost $3,000)	3,005

Asset-Backed Securities — 3.5%
562	ABFC Trust, Series 2006-OPT2, Class A2, VAR, 0.586%, 10/25/36	462
624	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, VAR, 0.536%, 07/25/36	217
	Ameriquest Mortgage Securities Trust,
266	Series 2006-M3, Class A2B, VAR, 0.546%, 10/25/36	105
433	Series 2006-M3, Class A2C, VAR, 0.606%, 10/25/36	172
166	Series 2006-M3, Class A2D, VAR, 0.686%, 10/25/36	67
294	Argent Securities Trust, Series 2006-M2, Class A2D, VAR, 0.686%, 09/25/36	110
144	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W4, Class A2D, VAR, 0.826%, 02/25/36	98
344	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A2, VAR, 0.566%, 10/25/36	197
	Credit-Based Asset Servicing and Securitization LLC,
97	Series 2006-CB4, Class AV4, VAR, 0.686%, 05/25/36	70
369	Series 2006-CB8, Class A1, VAR, 0.586%, 10/25/36	280
188	CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.616%, 09/25/36	81
85	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.709%, 07/25/36	48
	First Franklin Mortgage Loan Trust,
275	Series 2004-FF10, Class M1, VAR, 1.721%, 07/25/34	254
345	Series 2006-FF13, Class A2D, VAR, 0.686%, 10/25/36	232
339	Series 2006-FF16, Class 2A3, VAR, 0.586%, 12/25/36	199
	Fremont Home Loan Trust,
567	Series 2006-B, Class 2A3, VAR, 0.606%, 08/25/36	225
234	Series 2006-B, Class 2A4, VAR, 0.686%, 08/25/36	95
160	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, VAR, 0.546%, 03/25/47	81
	GSAMP Trust,
398	Series 2006-FM1, Class A1, VAR, 0.606%, 04/25/36	278
123	Series 2006-FM2, Class A2C, VAR, 0.596%, 09/25/36	56
123	Series 2006-FM2, Class A2D, VAR, 0.686%, 09/25/36	58
481	Series 2006-HE3, Class A2C, VAR, 0.606%, 05/25/46	431
670	Series 2007-HE1, Class A2C, VAR, 0.596%, 03/25/47	565
	Home Equity Mortgage Loan Asset-Backed Trust,
343	Series 2006-C, Class 2A, VAR, 0.576%, 08/25/36	273
405	Series 2006-D, Class 1A, VAR, 0.586%, 11/25/36	321
240	Series 2006-D, Class 2A3, VAR, 0.606%, 11/25/36	156
373	Series 2006-E, Class 2A3, VAR, 0.616%, 04/25/37	228
452	Series 2007-B, Class 2A3, VAR, 0.646%, 07/25/37	270
	MASTR Asset-Backed Securities Trust,
165	Series 2006-HE4, Class A2, VAR, 0.556%, 11/25/36	74
211	Series 2006-HE4, Class A3, VAR, 0.596%, 11/25/36	95
285	Series 2006-NC3, Class A1, VAR, 0.576%, 10/25/36	164
484	Series 2006-WMC2, Class A4, VAR, 0.589%, 04/25/36	196
174	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3, Class A1, VAR, 0.516%, 04/25/47	95
318	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, VAR, 0.621%, 06/25/37	269
334	New Century Home Equity Loan Trust, Series 2006-2, Class A2B, VAR, 0.606%, 08/25/36	273
347	Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, VAR, 0.636%, 04/25/37	287
	NovaStar Mortgage Funding Trust,
216	Series 2006-4, Class A2C, VAR, 0.596%, 09/25/36	113
104	Series 2006-4, Class A2D, VAR, 0.696%, 09/25/36	55

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
518	Series 2007-1, Class A1A, VAR, 0.576%, 03/25/37	331
793	Series 2007-1, Class A2C, VAR, 0.626%, 03/25/37	407
	Securitized Asset-Backed Receivables LLC Trust,
345	Series 2006-NC3, Class A1, VAR, 0.586%, 09/25/36	227
526	Series 2006-NC3, Class A2B, VAR, 0.596%, 09/25/36	245
91	Series 2007-NC2, Class A2B, VAR, 0.586%, 01/25/37	52
249	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 0.626%, 02/25/36	140
377	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4, VAR, 0.719%, 06/25/37	240
228	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	230
	Structured Asset Investment Loan Trust,
120	Series 2005-HE3, Class M1, VAR, 1.166%, 09/25/35	107
461	Series 2006-4, Class A1, VAR, 0.619%, 07/25/36	261
105	Series 2006-BNC2, Class A5, VAR, 0.606%, 05/25/36	86
	WaMu Asset-Backed Certificates WaMu Trust,
493	Series 2007-HE2, Class 2A4, VAR, 0.806%, 04/25/37	222
577	Series 2007-HE4, Class 1A, VAR, 0.616%, 07/25/47	358

	Total Asset-Backed Securities (Cost $10,751)	10,156

Collateralized Mortgage Obligations — 2.4%
	Agency CMO — 0.0% (g)
248	Federal Home Loan Mortgage Corp. REMIC, Series 4057, Class SA, IF, IO, 5.616%, 04/15/39	28

	Non-Agency CMO — 2.4%
169	Adjustable Rate Mortgage Trust, Series 2005-5, Class 5A1, VAR, 3.256%, 09/25/35	148
	Banc of America Funding Trust,
43	Series 2006-D, Class 5A2, VAR, 3.219%, 05/20/36	38
264	Series 2014-R7, Class 1A1, VAR, 0.589%, 05/26/36 (e)	239
82	Series 2014-R7, Class 2A1, VAR, 0.579%, 09/26/36 (e)	77
100	BCAP LLC Trust, Series 2013-RR12, Class 2A7, VAR, 0.589%, 05/26/37 (e)	98
211	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 2.440%, 02/25/36	194
74	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, VAR, 0.796%, 05/25/37	56
	Citigroup Mortgage Loan Trust,
91	Series 2013-11, Class 1A4, VAR, 0.609%, 10/25/46 (e)	93
121	Series 2014-10, Class 1A1, VAR, 0.574%, 11/25/36 (e)	109
175	Series 2014-10, Class 3A1, VAR, 0.638%, 07/25/36 (e)	160
209	Series 2014-10, Class 4A1, VAR, 0.608%, 02/25/37 (e)	188
109	Series 2014-10, Class 5A1, VAR, 0.589%, 06/25/36 (e)	99
118	Series 2014-11, Class 4A1, VAR, 0.539%, 07/25/36 (e)	105
476	Series 2014-12, Class 1A4, VAR, 0.564%, 08/25/36 (e)	435
78	Series 2014-12, Class 2A4, VAR, 4.250%, 02/25/37 (e)	76
250	Series 2014-C, Class A, VAR, 3.250%, 02/25/54 (e)	237
	CSMC Trust,
104	Series 2011-12R, Class 3A1, VAR, 2.366%, 07/27/36 (e)	102
109	Series 2014-10R, Class 4A1, VAR, 0.603%, 12/27/36 (e)	104
82	Series 2014-11R, Class 8A1, VAR, 0.779%, 04/27/37 (e)	79
325	Series 2014-11R, Class 9A1, VAR, 0.579%, 10/27/36 (e)	308
287	Series 2015-3R, Class 5A1, VAR, 0.583%, 09/29/36 (e)	276
55	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.946%, 02/25/35	49
409	Deutsche Mortgage Securities, Inc., Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, VAR, 4.244%, 06/27/37 (e)	404
250	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2014-DN3, Class M3, VAR, 4.446%, 08/25/24	250
258	Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C04, Class 1M2, VAR, 6.146%, 04/25/28	269

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
78	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.609%, 04/26/37 (e)	73
60	GSR Mortgage Loan Trust, Series 2006-2F, Class 2A1, 5.750%, 02/25/36	55
	HarborView Mortgage Loan Trust,
64	Series 2004-9, Class 2A, VAR, 2.791%, 12/19/34	52
174	Series 2006-9, Class 2A1A, VAR, 0.649%, 11/19/36	127
20	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.596%, 12/25/36	20
	LSTAR Securities Investment Trust,
303	Series 2014-1, Class NOTE, VAR, 3.539%, 09/01/21 (e)	300
101	Series 2014-2, Class A, VAR, 2.439%, 12/01/21 (e)	100
458	Series 2015-1, Class A, VAR, 2.439%, 01/01/20 (e)	451
450	Series 2015-2, Class A, VAR, 2.439%, 01/01/20 (e)	444
251	Series 2015-3, Class A, VAR, 2.439%, 03/01/20 (e)	246
126	Series 2015-4, Class A1, VAR, 2.434%, 04/01/20 (e)	123
259	Series 2015-6, Class A, VAR, 2.439%, 05/01/20 (e)	253
88	Series 2015-7, Class A, VAR, 2.439%, 07/01/20 (e)	86
128	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.652%, 12/26/36 (e)	118
47	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, VAR, 0.569%, 09/26/36 (e)	45
	Residential Asset Securitization Trust,
150	Series 2006-A1, Class 1A6, VAR, 0.946%, 04/25/36	85
518	Series 2006-R1, Class A2, VAR, 0.846%, 01/25/46	239
68	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 1A2, VAR, 0.896%, 09/25/35	51

		7,061

	Total Collateralized Mortgage Obligations (Cost $7,160)	7,089

Commercial Mortgage-Backed Securities — 1.5%
	BAMLL Commercial Mortgage Securities Trust,
250	Series 2013-DSNY, Class F, VAR, 3.934%, 09/15/26 (e)	247
260	Series 2014-FL1, Class D, VAR, 4.434%, 12/15/31 (e)	247
420	Series 2014-FL1, Class E, VAR, 5.934%, 12/15/31 (e)	367
570	Series 2014-INLD, Class E, VAR, 3.773%, 12/15/29 (e)	543
140	Series 2015-ASHF, Class D, VAR, 3.433%, 01/15/28 (e)	134
150	Series 2015-ASHF, Class E, VAR, 4.433%, 01/15/28 (e)	143
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, VAR, 3.934%, 11/15/31 (e)	100
185	Series 2014-FL2, Class COL2, VAR, 4.934%, 11/15/31 (e)	184
210	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class E, VAR, 4.784%, 07/15/27 (e)	196
	Commercial Mortgage Trust,
170	Series 2014-FL5, Class KH1, VAR, 4.085%, 08/15/31 (e)	158
110	Series 2014-FL5, Class KH2, VAR, 4.935%, 08/15/31 (e)	102
340	Series 2015-CR23, Class CMD, VAR, 3.685%, 05/10/48 (e)	305
	CSMC Trust,
560	Series 2015-DEAL, Class E, VAR, 4.434%, 04/15/29 (e)	527
240	Series 2015-SAND, Class E, VAR, 4.284%, 08/15/30 (e)	234
540	GSCCRE Commercial Mortgage Trust, Series 2015-HULA, Class E, VAR, 4.830%, 08/15/32 (e)	526
490	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class F, VAR, 4.155%, 11/15/29 (e)	472

	Total Commercial Mortgage-Backed Securities (Cost $4,588)	4,485

Convertible Bond — 0.1%
	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
128	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (e) (Cost $140)	130

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 4.3%
	Consumer Discretionary — 0.5%
	Auto Components — 0.1%
15	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	16
	Dana Holding Corp.,
15	5.375%, 09/15/21	16
37	6.000%, 09/15/23	37
23	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	23
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
124	4.875%, 03/15/19	120
15	6.000%, 08/01/20	14

		226

	Diversified Consumer Services — 0.0% (g)
23	Sotheby’s, 5.250%, 10/01/22 (e)	23

	Hotels, Restaurants & Leisure — 0.0% (g)
8	Interval Acquisition Corp., 5.625%, 04/15/23 (e)	8
	MGM Resorts International,
30	6.000%, 03/15/23	31
76	7.625%, 01/15/17	79
15	Sabre GLBL, Inc., 5.250%, 11/15/23 (e)	15
8	Scientific Games International, Inc., 10.000%, 12/01/22	7

		140

	Household Durables — 0.0% (g)
16	Tempur Sealy International, Inc., 5.625%, 10/15/23	17

	Internet & Catalog Retail — 0.0% (g)
50	Acosta, Inc., 7.750%, 10/01/22 (e)	48

	Media — 0.4%
263	Cablevision Systems Corp., 7.750%, 04/15/18	280
23	Cinemark USA, Inc., 5.125%, 12/15/22	24
15	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	15
15	DISH DBS Corp., 4.250%, 04/01/18	15
8	iHeartCommunications, Inc., 9.000%, 12/15/19	6
	Neptune Finco Corp.,
200	10.125%, 01/15/23 (e)	223
400	10.875%, 10/15/25 (e)	455
16	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	16
15	Sirius XM Radio, Inc., 6.000%, 07/15/24 (e)	16
60	Trader Corp., (Canada), 9.875%, 08/15/18 (e)	62
15	Univision Communications, Inc., 8.500%, 05/15/21 (e)	16

		1,128

	Specialty Retail — 0.0% (g)
15	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	15

	Total Consumer Discretionary	1,597

	Consumer Staples — 0.3%
	Food Products — 0.2%
174	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	176
15	Dean Foods Co., 6.500%, 03/15/23 (e)	16
15	Post Holdings, Inc., 6.000%, 12/15/22 (e)	15
254	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	231
15	TreeHouse Foods, Inc., 4.875%, 03/15/22	15
27	WhiteWave Foods Co. (The), 5.375%, 10/01/22	29

		482

	Household Products — 0.1%
15	Central Garden & Pet Co., 6.125%, 11/15/23	16
	HRG Group, Inc.,
12	7.750%, 01/15/22	12
232	7.875%, 07/15/19	245
15	Sun Products Corp. (The), 7.750%, 03/15/21 (e)	14

		287

	Personal Products — 0.0% (g)
107	Avon Products, Inc., 6.750%, 03/15/23	80

	Total Consumer Staples	849

	Energy — 1.1%
	Energy Equipment & Services — 0.1%
129	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	125

	Oil, Gas & Consumable Fuels — 1.0%
23	Antero Resources Corp., 5.125%, 12/01/22	22
86	Bonanza Creek Energy, Inc., 5.750%, 02/01/23	32
188	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 04/15/22 (d)	26
15	Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	15
	Chaparral Energy, Inc.,
187	7.625%, 11/15/22 (d)	88
70	8.250%, 09/01/21 (d)	33
189	9.875%, 10/01/20 (d)	91

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
107	CrownRock LP/CrownRock Finance, Inc., 7.125%, 04/15/21 (e)	111
	Endeavor Energy Resources LP/EER Finance, Inc.,
248	7.000%, 08/15/21 (e)	242
45	8.125%, 09/15/23 (e)	46
	Halcon Resources Corp.,
55	8.625%, 02/01/20 (e)	52
199	13.000%, 02/15/22 (e)	109
	Hilcorp Energy I LP/Hilcorp Finance Co.,
23	5.000%, 12/01/24 (e)	22
130	5.750%, 10/01/25 (e)	125
48	7.625%, 04/15/21 (e)	50
242	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	194
40	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	42
	Kinder Morgan, Inc.,
40	2.000%, 12/01/17	39
27	3.050%, 12/01/19	27
138	7.000%, 06/15/17	144
60	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	56
86	Matador Resources Co., 6.875%, 04/15/23	86
	MEG Energy Corp., (Canada),
30	6.500%, 03/15/21 (e)	24
15	7.000%, 03/31/24 (e)	11
	Memorial Production Partners LP/Memorial Production Finance Corp.,
98	6.875%, 08/01/22	46
213	7.625%, 05/01/21	104
18	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	16
19	Northern Oil and Gas, Inc., 8.000%, 06/01/20	15
400	Parsley Energy LLC/Parsley Finance Corp., 7.500%, 02/15/22 (e)	422
69	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/23	65
82	RSP Permian, Inc., 6.625%, 10/01/22	85
684	Samson Resources Co., 9.750%, 02/15/20 (d)	10
330	Sanchez Energy Corp., 6.125%, 01/15/23	238
184	Seven Generations Energy Ltd., (Canada), 8.250%, 05/15/20 (e)	193
62	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 03/15/24 (e)	61
15	Whiting Petroleum Corp., 5.000%, 03/15/19	13
60	Williams Cos., Inc. (The), 7.875%, 09/01/21	63
15	WPX Energy, Inc., 7.500%, 08/01/20	15

		3,033

	Total Energy	3,158

	Financials — 0.5%
	Banks — 0.0% (g)
73	CIT Group, Inc., 5.000%, 05/15/17	74

	Consumer Finance — 0.4%
	Ally Financial, Inc.,
96	2.750%, 01/30/17	96
150	3.250%, 09/29/17	150
77	3.250%, 11/05/18	77
130	4.750%, 09/10/18	133
40	5.500%, 02/15/17	41
253	6.250%, 12/01/17	264
150	8.000%, 11/01/31	176
	Springleaf Finance Corp.,
100	5.750%, 09/15/16	101
100	6.500%, 09/15/17	103

		1,141

	Diversified Financial Services — 0.1%
15	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	15
93	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	89

		104

	Real Estate Investment Trusts (REITs) — 0.0% (g)
20	Equinix, Inc., 5.375%, 01/01/22	21
	Iron Mountain, Inc.,
15	6.000%, 10/01/20 (e)	16
31	6.000%, 08/15/23	32

		69

	Total Financials	1,388

	Health Care — 0.4%
	Health Care Equipment & Supplies — 0.0% (g)
23	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.625%, 10/15/23 (e)	22

	Health Care Providers & Services — 0.2%
	Acadia Healthcare Co., Inc.,
9	5.125%, 07/01/22	9
46	5.625%, 02/15/23	47
30	HCA, Inc., 5.250%, 04/15/25	31
39	HealthSouth Corp., 5.750%, 09/15/25	39

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
184	Molina Healthcare, Inc., 5.375%, 11/15/22 (e)	184
104	Tenet Healthcare Corp., 8.125%, 04/01/22	105
86	WellCare Health Plans, Inc., 5.750%, 11/15/20	89

		504

	Pharmaceuticals — 0.2%
290	Concordia Healthcare Corp., (Canada), 7.000%, 04/15/23 (e)	269
	Valeant Pharmaceuticals International, Inc., (Canada),
23	6.750%, 08/15/18 (e)	22
446	7.500%, 07/15/21 (e)	404

		695

	Total Health Care	1,221

	Industrials — 0.4%
	Aerospace & Defense — 0.1%
8	Bombardier, Inc., (Canada), 5.500%, 09/15/18 (e)	8
15	Huntington Ingalls Industries, Inc., 5.000%, 11/15/25 (e)	16
15	TransDigm, Inc., 6.000%, 07/15/22	15
134	Triumph Group, Inc., 4.875%, 04/01/21	126

		165

	Airlines — 0.0% (g)
87	Allegiant Travel Co., 5.500%, 07/15/19	90

	Building Products — 0.0% (g)
76	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	76

	Commercial Services & Supplies — 0.0% (g)
8	APX Group, Inc., 6.375%, 12/01/19	8
110	Mobile Mini, Inc., 7.875%, 12/01/20	114

		122

	Electrical Equipment — 0.0% (g)
186	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.625%, 06/01/21 (e)	139

	Industrial Conglomerates — 0.1%
178	CTP Transportation Products LLC/CTP Finance, Inc., 8.250%, 12/15/19 (e)	172

	Professional Services — 0.1%
157	CEB, Inc., 5.625%, 06/15/23 (e)	156

	Road & Rail — 0.1%
	Hertz Corp. (The),
15	6.250%, 10/15/22	15
72	7.500%, 10/15/18	73
219	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e)	145

		233

	Trading Companies & Distributors — 0.0% (g)
15	HD Supply, Inc., 5.250%, 12/15/21 (e)	16
30	International Lease Finance Corp., 5.875%, 08/15/22	33
15	United Rentals North America, Inc., 5.750%, 11/15/24	15
74	Univar USA, Inc., 6.750%, 07/15/23 (e)	74

		138

	Total Industrials	1,291

	Information Technology — 0.3%
	Communications Equipment — 0.0% (g)
56	CommScope, Inc., 4.375%, 06/15/20 (e)	58

	Electronic Equipment, Instruments & Components — 0.0% (g)
11	Belden, Inc., 5.500%, 09/01/22 (e)	11

	Internet Software & Services — 0.1%
171	Match Group, Inc., 6.750%, 12/15/22 (e)	177

	IT Services — 0.2%
	First Data Corp.,
183	5.000%, 01/15/24 (e)	183
93	5.375%, 08/15/23 (e)	95
138	5.750%, 01/15/24 (e)	138
77	7.000%, 12/01/23 (e)	78
15	WEX, Inc., 4.750%, 02/01/23 (e)	14

		508

	Semiconductors & Semiconductor Equipment — 0.0% (g)
86	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	91

	Software — 0.0% (g)
98	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	96

	Technology Hardware, Storage & Peripherals — 0.0% (g)
8	NCR Corp., 6.375%, 12/15/23	8

	Total Information Technology	949

	Materials — 0.1%
	Chemicals — 0.0% (g)
80	Chemours Co. (The), 6.625%, 05/15/23	72

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Containers & Packaging — 0.1%
15	Ball Corp., 5.250%, 07/01/25	15
89	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 5.625%, 12/15/16 (e)	89
99	Pactiv LLC, 8.375%, 04/15/27	101

		205

	Metals & Mining — 0.0% (g)
8	AK Steel Corp., 8.750%, 12/01/18	8
8	Alcoa, Inc., 5.125%, 10/01/24	8
8	ArcelorMittal, (Luxembourg), 10.850%, 06/01/19	9
8	Cliffs Natural Resources, Inc., 8.250%, 03/31/20 (e)	8
8	FMG Resources August 2006 Pty Ltd., (Australia), 9.750%, 03/01/22 (e)	9
11	Novelis, Inc., (Canada), 8.750%, 12/15/20	11

		53

	Total Materials	330

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.2%
15	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/23 (e)	15
15	CenturyLink, Inc., Series V, 5.625%, 04/01/20	16
	Frontier Communications Corp.,
42	8.250%, 04/15/17	44
77	11.000%, 09/15/25 (e)	79
233	GCI, Inc., 6.750%, 06/01/21	235
11	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 04/01/19	8
	Level 3 Financing, Inc.,
74	5.125%, 05/01/23	74
46	5.375%, 01/15/24	47
74	5.375%, 05/01/25	75
15	6.125%, 01/15/21	16
8	Windstream Services LLC, 7.500%, 06/01/22	7

		616

	Wireless Telecommunication Services — 0.3%
800	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	851
23	T-Mobile USA, Inc., 6.500%, 01/15/26	24

		875

	Total Telecommunication Services	1,491

	Utilities — 0.2%
	Gas Utilities — 0.1%
109	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	103
179	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23	174

		277

	Independent Power & Renewable Electricity Producers — 0.1%
143	Calpine Corp., 7.875%, 01/15/23 (e)	152
8	NRG Energy, Inc., 7.625%, 01/15/18	9

		161

	Total Utilities	438

	Total Corporate Bonds (Cost $13,547)	12,712

Daily Demand Notes — 4.1%
	Arizona — 0.1%
200	The Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic, Series 2014B, Rev., VRDO, 0.270%, 06/01/16	200

	California — 0.1%
200	State of California, Kindergarten, Series B3, GO, VRDO, LOC: Citibank, N.A., 0.250%, 06/01/16	200

	Delaware — 0.3%
800	University of Delaware, Rev., VRDO, 0.370%, 06/01/16	800

	Florida — 0.3%
450	JEA Water and Sewer System, Subseries A-1, Rev., VRDO, 0.310%, 06/01/16	450
500	Pinellas County Health Facilities Authority, Health System, Baycare Health, Series A-1, Rev., VRDO, 0.380%, 06/01/16	500

	Total Florida	950

	Indiana — 0.1%
400	Indiana State Finance Authority, Environmental, Duke Energy Indiana, Inc., Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.310%, 06/01/16	400

	Kansas — 0.2%
465	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.350%, 06/01/16	465

	Michigan — 0.5%
400	Regents of the University of Michigan, Series B, Rev., VRDO, 0.300%, 06/01/16	400
1,080	University of Michigan, Series D-1, Rev., VRDO, 0.270%, 06/01/16	1,080

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Daily Demand Notes — continued
	Michigan — continued
	Total Michigan	1,480

	Mississippi — 0.2%
330	Jackson County, Pollution Control, Chevron USA, Inc., Project, Rev., VRDO, 0.340%, 06/01/16	330
200	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project, Series E, Rev., VRDO, 0.340%, 06/01/16	200

	Total Mississippi	530

	Missouri — 0.2%
695	Missouri Health & Educational Facilities Authority, St. Louis University, Series A-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.310%, 06/01/16	695

	New York — 0.2%
350	City of New York, Fiscal Year 2013, Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.350%, 06/01/16	350
100	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007, Series CC, Subseries CC-1, Rev., VRDO, 0.340%, 06/01/16	100
175	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB, Subseries BB-1, Rev., VRDO, 0.380%, 06/01/16	175

	Total New York	625

	North Carolina — 0.9%
700	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 06/01/16	700
1,300	University of North Carolina, University Hospital at Chapel Hill, Series A, Rev., VRDO, 0.310%, 06/01/16	1,300
700	Vermont Educational & Health Buildings Financing Agency, Series A, Rev., VRDO, LOC: Toronto-Dominion Bank (The), 0.310%, 06/01/16	700

	Total North Carolina	2,700

	Ohio — 0.2%
600	State of Ohio, Higher Educational Facility Commission, Cleveland Clinic Health System, Series B-1, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.300%, 06/01/16	600

	South Carolina — 0.1%
300	South Carolina Higher Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.310%, 06/01/16	300

	Tennessee — 0.0% (g)
150	Clarksville Public Building Authority, Morristown Loans, Rev., VRDO, LOC: Bank of America N.A., 0.390%, 06/01/16	150

	Virginia — 0.5%
1,450	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.310%, 06/01/16	1,450

	Washington — 0.1%
410	Washington Economic Development Finance Authority, Series H, Rev., VRDO, LOC: U.S. Bank N.A., 0.390%, 06/01/16	410

	Wyoming — 0.1%
150	Uinta County, Pollution Control, Chevron USA, Inc., Project, Rev., VRDO, 0.300%, 06/01/16	150

	Total Daily Demand Notes (Cost $12,105)	12,105

Insurance-Linked Securities — 1.4%
	Catastrophe Bonds — 1.4%
250	Acorn Re Ltd., (Bermuda), VAR, 4.049%, 07/17/18 (e)	255
250	Armor Re Ltd., (Bermuda), VAR, 4.739%, 12/15/16 (e)	249
250	Caelus Re 2013 Ltd., (Cayman Islands), VAR, 7.139%, 04/07/17 (e)	253
250	East Lane Re VI Ltd., (Cayman Islands), VAR, 3.390%, 03/13/20 (e)	253
500	Ibis Re II Ltd., (Cayman Islands), VAR, 4.289%, 06/28/16 (e)	500
250	Kilimanjaro Re Ltd., (Bermuda), VAR, 4.789%, 04/30/18 (e)	250
500	MetroCat Re Ltd., (Bermuda), VAR, 4.789%, 08/05/16 (e)	501
	Residential Reinsurance 2012 Ltd., (Cayman Islands),
250	VAR, 4.789%, 12/06/16 (e)	249
500	VAR, 8.289%, 06/06/16 (e)	500
250	Residential Reinsurance 2014 Ltd., (Cayman Islands), VAR, 3.789%, 06/06/18 (e)	250
	Sanders Re Ltd., (Bermuda),
500	VAR, 3.289%, 05/25/18 (e)	493
250	VAR, 3.789%, 05/05/17 (e)	248

	Total Insurance-Linked Securities (Cost $4,030)	4,001

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Monthly Demand Notes — 1.4%
	California — 0.9%
2,500	State of California, Series D, GO, VAR, 1.028%, 07/01/16	2,504

	New York — 0.3%
1,000	Metropolitan Transportation Authority, Transportation, Subseries 2002D—2A, Rev., VAR, AGM, 0.785%, 07/01/16	999

	Vermont — 0.2%
462	Vermont Student Assistance Corp., Education Loan, Series B, Class A-1, Rev., VAR, 2.181%, 07/01/16	467

	Total Monthly Demand Notes (Cost $3,962)	3,970

Municipal Bonds — 63.5% (t)
	Alabama — 0.4%
	Education — 0.1%
75	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	76
255	University of Alabama, Series A, Rev., 5.000%, 10/01/16	259

		335

	General Obligation — 0.0% (g)
125	State of Alabama, Capital Improvement, Series D, GO, 4.000%, 06/01/16	125

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
750	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co., Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	755

	Prerefunded — 0.0% (g)
65	City of Gulf Shores, Series A, GO, AGC, 4.500%, 12/15/17 (p)	69

	Total Alabama	1,284

	Alaska — 0.3%
	Education — 0.1%
335	University of Alaska, Rev., 3.000%, 10/01/16	338

	General Obligation — 0.1%
250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18	273
100	Matanuska-Susitna Borough School Board, Series A, GO, NATL-RE, 5.000%, 04/01/19	111

		384

	Housing — 0.1%
195	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	200

	Prerefunded — 0.0% (g)
50	State of Alaska, International Airports System, Rev., Series B, Rev., NATL-RE, 5.000%, 10/01/16 (p)	51

	Total Alaska	973

	Arizona — 0.8%
	General Obligation — 0.1%
75	City of Scottsdale, GO, 4.000%, 07/01/17	78
40	City of Tempe, GO, 4.750%, 07/01/16	40

		118

	Hospital — 0.2%
400	Yavapai County IDA, Regional Medical Center, Series A, Rev., 5.000%, 08/01/16	402

	Other Revenue — 0.0% (g)
50	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/17	53
25	City of Tempe, Excise Tax, Rev., 5.000%, 07/01/17	26

		79

	Prerefunded — 0.1%
25	Arizona Health Facilities Authority, Banner Health, Series A, Rev., 5.000%, 01/01/17 (p)	26
30	Arizona Transportation Board, Highway, Rev., 5.000%, 07/01/16 (p)	30
140	Arizona Transportation Board, University Projects, COP, AMBAC, 4.500%, 09/01/16 (p)	141
150	Maricopa County, Unified School District No. 69, Project of 2005, Series A, GO, AGM, 4.750%, 07/01/16 (p)	151

		348

	Transportation — 0.2%
75	Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund, Rev., 5.000%, 07/01/17	79
50	Arizona Transportation Board, Series A, Rev., GAN, 5.000%, 07/01/16	50
490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Rev., 4.000%, 07/01/19	528

		657

	Utility — 0.1%
95	City of Mesa, Utility System, Rev., NATL-RE, 5.250%, 07/01/17	100

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Utility –– continued
110	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/27	121

		221

	Water & Sewer — 0.1%
400	City of Scottsdale, Water & Sewer Improvement Project, Rev., 4.000%, 07/01/16	401

	Total Arizona	2,226

	California — 1.4%
	Certificate of Participation/Lease — 0.0% (g)
125	Irvine Ranch Water District, COP, 5.000%, 03/01/19	139

	Education — 0.2%
500	California State University, Systemwide, Series A, Rev., 4.000%, 11/01/45	551

	General Obligation — 0.2%
670	Campbell Union High School District, GO, 3.000%, 08/01/30	723
10	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Series R-3, GO, 5.000%, 07/01/17	10

		733

	Hospital — 0.2%
450	California Health Facilities Financing Authority, Children Hospital, Series A, Rev., 4.000%, 11/15/17	466

	Other Revenue — 0.1%
100	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Rev., 4.500%, 06/01/17	104
20	Los Angeles County, Metropolitan Transportation Authority, Sales Tax, Series A, Rev., 5.000%, 07/01/17	21
100	San Diego Public Facilities Financing Authority, Series B, Rev., 5.000%, 05/15/17	104

		229

	Prerefunded — 0.4%
150	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.250%, 04/01/19 (p)	168
50	California Standard Elementary School District, Election of 2006, Series A, GO, AMBAC, 5.000%, 11/01/16 (p)	51
25	City of Bakersfield, Wastewater, Series A, Rev., AGM, 5.000%, 09/15/17 (p)	27
100	City of Palm Springs, Subseries B, Rev., Zero Coupon, 04/15/21 (p)	93
50	Los Angeles Unified School District, Election of 2002, Series B, GO, AMBAC, 5.000%, 07/01/17 (p)	52
105	Los Angeles Unified School District, Election of 2004, Series F, GO, FGIC, 4.750%, 07/01/16 (p)	105
	University of California,
210	Series Q, Rev., 5.000%, 05/15/17 (p)	221
200	Series Q, Rev., 5.250%, 05/15/17 (p)	211
100	Vacaville Unified School District, Election of 2001, GO, AMBAC, 5.000%, 08/01/17 (p)	105

		1,033

	Transportation — 0.0% (g)
40	Los Angeles County, Metropolitan Transportation Authority, Union Station Gateway Project, Series A, Rev., NATL-RE, 5.000%, 10/01/17	42

	Utility — 0.3%
20	California State Department of Water Resources, Power Supply, Series H, Rev., AGM, 5.000%, 05/01/17	21
625	Northern California Transmission Agency, Transmission Project, Series A, Rev., 5.000%, 05/01/31	778

		799

	Total California	3,992

	Colorado — 0.7%
	Certificate of Participation/Lease — 0.2%
295	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	335
50	State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program, COP, 5.000%, 11/01/16	51

		386

	Education — 0.0% (g)
25	Colorado State Board Governors University, Enterprise System, Series A, Rev., 4.000%, 03/01/17	26

	Hospital — 0.2%
520	Colorado Health Facilities Authority, Boulder Community Hospital Project, Rev., 4.000%, 10/01/17	540
130	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.000%, 07/01/16	131

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Hospital –– continued

		671

	Other Revenue — 0.0% (g)
30	State of Colorado, Sales & Use Tax, Rev., AGC, 4.000%, 12/01/16	31

	Prerefunded — 0.0% (g)
60	City & County of Denver, Justice System Facilities, GO, 5.000%, 08/01/16 (p)	60
25	El Paso County School District, Series A, COP, NATL-RE, 5.000%, 12/15/16 (p)	26

		86

	Transportation — 0.1%
250	City & County of Denver, Airport System, Series A, Rev., AMT, 5.000%, 11/15/16	255

	Water & Sewer — 0.2%
590	Denver County, Board of Water Commissioners, Master Resolution Water refunding, Series B, Rev., 5.000%, 12/15/16	604

	Total Colorado	2,059

	Connecticut — 1.0%
	Education — 0.6%
945	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Series A, Rev., 4.000%, 11/15/18	960
750	State of Connecticut Health & Educational Facilities Authority, Sacred Heart University, Series G, Rev., 4.000%, 07/01/16	752

		1,712

	General Obligation — 0.0% (g)
80	Town of Cheshire, GO, 4.000%, 08/01/19	88
25	Town of Newtown, Series B, GO, 4.000%, 07/01/16	25

		113

	Housing — 0.4%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
795	Series B, Subseries B-2, Rev., 4.000%, 11/15/32	841
190	Subseries A-1, Rev., 4.000%, 11/15/45	206

		1,047

	Prerefunded — 0.0% (g)
100	State of Connecticut, Revolving Fund, Series A, Rev., 5.000%, 07/01/16 (p)	100
25	State of Connecticut, Special Tax, Transportation Infrastructure Purposes, Series A, Rev., NATL-RE, 5.000%, 07/01/16 (p)	25

		125

	Total Connecticut	2,997

	Delaware — 0.4%
	General Obligation — 0.1%
100	County of New Castle, Series B, GO, 5.000%, 07/15/17	105
100	State of Delaware, Series B, GO, 5.000%, 07/01/18	109

		214

	Housing — 0.3%
815	Delaware State Housing Authority, Senior Single Family Mortgage, Series A-1, Rev., AMT, 4.900%, 07/01/29	879

	Total Delaware	1,093

	District of Columbia — 0.5%
	Other Revenue — 0.3%
	District of Columbia, Ballpark,
180	Series B-1, Rev., NATL-RE, 5.000%, 02/01/18	181
240	Series B-1, Rev., NATL-RE, 5.000%, 02/01/19	242
	District of Columbia, Income Tax,
245	Series A, Rev., 5.000%, 12/01/16	250
200	Series A, Rev., 5.000%, 12/01/29	229

		902

	Prerefunded — 0.1%
30	District of Columbia, Medlantic/Helix Issue, Series C, Rev., AGM, 5.500%, 08/15/17 (p)	32
120	District of Columbia, Water & Sewer Authority, Public Utility, Sub Lien, Series A, Rev., AGM-CR, FGIC, FSA-CR, 5.000%, 10/01/17 (p)	127

		159

	Transportation — 0.1%
	Metropolitan Washington Airports Authority,
190	Series A, Rev., AMT, AGM-CR, AMBAC, 5.000%, 10/01/18	201
150	Series C, Rev., 5.000%, 10/01/19	169
50	Washington Metropolitan Area Transit Authority, Rev., 5.000%, 07/01/17	52

		422

	Total District of Columbia	1,483

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Florida — 4.0%
	Certificate of Participation/Lease — 0.1%
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, AGC, 6.000%, 09/01/17	127

	Education — 0.1%
80	Florida State Board Education, Lottery, Series A, Rev., 5.000%, 07/01/17	84
125	Florida State Board of Governors, Series A, Rev., 5.000%, 07/01/18	135

		219

	General Obligation — 0.1%
	Florida State Board of Education, Public Education, Capital Outlay
50	Series B, GO, 4.000%, 06/01/16	50
50	Series B, GO, 5.000%, 06/01/16	50
100	Series C, GO, 5.000%, 06/01/17	104
150	Series D, GO, 5.000%, 06/01/19	164

		368

	Hospital — 1.4%
125	City of Tallahassee, Health Facilities, Tallahassee Memorial Healthcare, Inc., Project, Series A, Rev., 5.000%, 12/01/16	128
500	Highlands County, Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group, Series I, Rev., 5.000%, 11/15/16	510
750	Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, Rev., 4.000%, 11/15/17	776
	Orange County Health Facilities Authority, Orlando Health, Inc.,
80	Rev., 5.000%, 10/01/16	81
2,020	Series A, Rev., 5.000%, 10/01/36	2,426
265	Sumter County IDA, Central Florida Health Alliance Projects, Series A, Rev., 4.000%, 07/01/16	266

		4,187

	Housing — 0.6%
60	Florida Housing Finance Corp., Series 1, Rev., AMT, 5.000%, 07/01/41	63
	Florida Housing Finance Corp., Homeowner Mortgage,
1,170	Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	1,237
280	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/30	293

		1,593

	Other Revenue — 0.3%
25	Citizens Property Insurance Corp., Personal & Commercial Lines Account, Series A-1, Rev., 3.000%, 06/01/16	25
50	City of Jacksonville, Capital Improvement, Rev., 4.000%, 10/01/16	51
75	Florida Hurricane Catastrophe Fund, Finance Corporation, Series A, Rev., 3.750%, 07/01/16 (p)	75
500	Jacksonville Sales Tax, Better Jacksonville, Rev., 5.000%, 10/01/16	507
100	Okaloosa County, Sales Tax, Rev., 3.000%, 10/01/16	101

		759

	Prerefunded — 0.3%
145	City of Sarasota, GO, NATL-RE, 4.750%, 07/01/17 (p)	151
65	County of Lee, Rev., XLCA, 4.375%, 10/01/16 (p)	66
55	County of Orange, Series A, COP, NATL-RE, 4.600%, 08/01/16 (p)	56
100	Florida State Turnpike Authority, Department of Transportation, Series A, Rev., NATL-RE, 5.000%, 07/01/16 (p)	101
105	Highlands County, Health Facilities Authority, Adventist Health System, Series G, Rev., NATL-RE, MBIA-IBC, 5.125%, 11/15/16 (p)	107
75	St Lucie Country School District, Sales Tax, Rev., BHAC-CR, MBIA-RE, FGIC, 5.000%, 10/01/16 (p)	76
250	Florida State Board of Education, Public Education, Capital Outlay, Series F, GO, 5.000%, 06/01/16 (p)	253

		810

	Transportation — 0.1%
300	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	300
85	Miami-Dade County, Transport System, Sales Surtax, Rev., XLCA, 5.000%, 07/01/16 (p)	85

		385

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Utility — 0.8%
750	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 4.000%, 10/01/17	781
1,000	Florida Municipal Power Agency, St. Lucie Project, Auction Rate Securities, Series 2002-1, Rev., VAR, AMBAC, 0.683%, 10/01/21	931
50	Manatee County, Public Utilities, Rev., 4.000%, 10/01/16	50
70	Orlando Utilities Commission, Utility System, Series C, Rev., 5.000%, 10/01/17	74
500	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	575
50	West Palm Beach, Florida Utility System, Series A, Rev., AGM, 5.000%, 10/01/16	51

		2,462

	Water & Sewer — 0.2%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	596
110	Miami-Dade County, Water & Sewer, Series C, Rev., 5.250%, 10/01/16	112

		708

	Total Florida	11,618

	Georgia — 1.9%
	Education — 0.2%
65	Development Authority of Fulton, Student Recreation Center Project at Georgia State University, Rev., 5.000%, 10/01/16	66
430	Private Colleges & Universities Authority, Mercer University Project, Series C, Rev., 5.000%, 10/01/16	436

		502

	General Obligation — 0.4%
75	City of Albany, Sales Tax, GO, 3.000%, 06/01/16	75
50	Henry County School District, GO, 5.000%, 12/01/17	53
100	Paulding County School District, GO, 5.000%, 02/01/17	103
185	School District of the City of Gainesville, GO, 5.000%, 12/01/16	189
	State of Georgia,
150	Series C, GO, 4.000%, 09/01/22	174
150	Series G, GO, 5.000%, 12/01/17	160
360	Series I, GO, 5.000%, 11/01/21	432

		1,186

	Hospital — 0.6%
1,630	Hospital Authority of Floyd County, Rev., 4.000%, 07/01/43	1,741

	Housing — 0.3%
	Georgia Housing & Finance Authority, Non Single Family,
375	Series B, Rev., 4.000%, 12/01/29	397
435	Subseries A-1, Rev., 4.000%, 06/01/44	460
40	Georgia Housing & Finance Authority, Single Family, Rev., 5.000%, 06/01/29	43

		900

	Other Revenue — 0.2%
530	Fulton County Development Authority, Robert W. Woodruff Arts Center, Inc., Project, Series A, Rev., 3.500%, 03/15/36	548

	Prerefunded — 0.1%
50	Metropolitan Rapid Transit Authority, Sales Tax, Series B, Rev., AGM, 5.000%, 07/01/17 (p)	52
75	Paulding County Courthouse-Government Complex Project, GO, NATL-RE, 4.250%, 02/01/17 (p)	77
	State of Georgia,
50	Series E, GO, 5.000%, 08/01/17 (p)	53
100	Series G, GO, 5.000%, 12/01/17 (p)	106

		288

	Transportation — 0.0% (g)
100	Georgia State Road & Tollway Authority, Federal Highway, Rev., GAN, NATL-RE, 5.000%, 06/01/16	100

	Water & Sewer — 0.1%
200	Cherokee County Water & Sewerage Authority, Series 2006, Rev., AGM, 4.000%, 08/01/17	208
50	City of Gainesville, Georgia Water and Sewerage, Rev., 5.000%, 11/15/16	51
150	Macon Water Authority, Water & Sewer System, Series B, Rev., 4.000%, 10/01/17	156

		415

	Total Georgia	5,680

	Hawaii — 0.1%
	Certificate of Participation/Lease — 0.1%
375	State of Hawaii, Department of Transportation, Airport Division, COP, AMT, 5.000%, 08/01/17	393

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
50	City & County of Honolulu, Wastewater System, Series A, Rev., NATL-RE, 5.000%, 07/01/16 (p)	50

	Total Hawaii	443

	Illinois — 3.0%
	General Obligation — 0.8%
	City of Chicago,
235	Series 2006A, GO, AGM, 4.750%, 01/01/30	236
30	Series A, GO, AMBAC, 4.000%, 01/01/17 (p)	30
1,000	Cook County, Series A, GO, 5.000%, 11/15/17	1,048
195	Cook County, Forest Preserve District, GO, AMBAC, 5.250%, 11/15/16	199
135	Cook County, School District No. 109 Indian Springs, GO, 3.000%, 12/01/16	137
155	Cumberland & Jasper Counties, Community Unit School District No. 77, GO, AGM, 5.950%, 12/01/16	159
125	DuPage & Will Counties, Community School District No. 204, GO, 4.000%, 12/30/16	127
55	Kane Kendall Counties Community College District No. 516, Series A, GO, 4.000%, 12/15/16	56
50	Metropolitan Water Reclamation District of Greater Chicago, Series A, GO, 5.000%, 12/01/16	51
370	Village of Kenilworth, Series B, GO, 4.000%, 12/01/16	376

		2,419

	Housing — 0.7%
150	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	158
1,815	Illinois Housing Development Authority, Homeowner Mortgage, Subseries A-2, Rev., AMT, 4.000%, 02/01/35	1,905

		2,063

	Other Revenue — 1.0%
500	City of Chicago, Motor Fuel Tax, Rev., 5.000%, 01/01/18	517
500	City of Chicago, Tax Increment, Pilsen Redevelopment Project, Series A, Rev., 5.000%, 06/01/19	547
1,455	Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Guaranteed Solid Waste Disposal, Prairie Power, Inc., Project, Series 2008A, Rev., VAR, 1.300%, 05/08/17	1,455
200	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	234
250	Railsplitter Tobacco Settlement Authority, Tobacco Settlement, Rev., 5.000%, 06/01/18	269

		3,022

	Prerefunded — 0.2%
250	City of Chicago, Transport Authority, Rev., AMBAC, 5.000%, 12/01/16 (p)	255
50	Illinois Municipal Electric Agency, Power Supply System, Series A, Rev., BHAC-CR MBIA, NATL-RE-IBC, FGIC, 5.000%, 02/01/17 (p)	51
115	Saint Clair County High School District, Series A, GO, AMBAC, 5.750%, 12/01/17 (p)	124

		430

	Transportation — 0.2%
100	Chicago Transit Authority, Federal Transit Administration, Rev., AMBAC, 4.250%, 06/01/16 (p)	100
350	City of Chicago, O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	358
55	Regional Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 06/01/16	55

		513

	Water & Sewer — 0.1%
50	City of Chicago, Second Lien, Wastewater Transmission, Series B, Rev., NATL-RE, 5.000%, 01/01/17	51
220	Lake County Water & Sewer System, Rev., NATL-RE, 4.500%, 12/01/16	224

		275

	Total Illinois	8,722

	Indiana — 3.3%
	Education — 0.2%
150	Concord Community Schools Building Corp., Series B, Rev., 4.400%, 07/15/16	151
100	Fort Wayne Community Schools Building Corp., Rev., 3.000%, 07/15/17	102
25	Hamilton Southeastern Industrial Construction, School Building Corp., Rev., AGM, 5.000%, 01/15/17	26
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, 5.000%, 01/15/20	110
150	Zionsville Indiana Community Schools Building Corp., Series B, Rev., 3.000%, 07/15/17	154

		543

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Hospital — 0.9%
250	City of Jasper, Hospital Authority, Memorial Hospital and Health Care Center Project, Rev., 4.000%, 11/01/17	259
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.000%, 07/01/18	353
250	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	251
1,685	Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group, Series A-5, Rev., VAR, 2.000%, 08/01/17	1,707

		2,570

	Housing — 0.2%
205	Indiana Housing & Community Development Authority, Home First Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	216
255	Indiana Housing & Community Development Authority, Home First Program, Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	270

		486

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
1,860	City of Rockport, Pollution Control, Indiana Michigan Power Company Project, Series 2009 A, Rev., VAR, 1.750%, 06/01/18	1,871

	Other Revenue — 1.4%
2,500	City of Whiting, Environmental Facilities, BP Products North America, Inc., Project, Rev., VAR, 1.850%, 10/01/19	2,513
560	Indiana Finance Authority, BHI Senior Living, Rev., 4.000%, 11/15/16	566
70	Indiana Finance Authority, Community Foundation of Northwest, Rev., 3.000%, 03/01/17	71
750	Indiana Finance Authority, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/21	859
100	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/21	114
50	Wayne County, Jail Holding Corp., First Mortgage, Rev., AGM, 4.125%, 01/15/17	51

		4,174

	Total Indiana	9,644

	Iowa — 0.5%
	General Obligation — 0.0% (g)
75	City of Bettendorf, Series B, GO, 3.000%, 06/01/17	77

	Hospital — 0.0% (g)
50	Iowa Finance Authority, Health Care Facilities, Genesis Health, Rev., 5.000%, 07/01/17	52

	Housing — 0.5%
	Iowa Finance Authority, Single Family Mortgage,
210	Series 1, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	223
250	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/28	261
750	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.000%, 07/01/46	822

		1,306

	Prerefunded — 0.0% (g)
25	Cedar Rapids Community School District, School Infrastructure Sales Services & Use Tax, Rev., 4.250%, 07/01/17 (p)	26

	Total Iowa	1,461

	Kansas — 0.7%
	General Obligation — 0.3%
935	Ford County, Unified School District No. 443, GO, 5.000%, 09/01/16	946
25	Kansas Unified School District No. 259 Sedgwick County, Series C, GO, 4.000%, 09/01/17	26

		972

	Other Revenue — 0.2%
75	Kansas State Development Finance Authority, Series C, Rev., 3.500%, 03/01/17	76
25	Kansas State Development Finance Authority, Department of Commerce Impact Program, Rev., 4.000%, 06/01/17	26
	Kansas State Development Finance Authority, Water Pollution Control,
15	Series CW, Rev., 5.000%, 11/01/18 (p)	17
425	Series CW, Rev., 5.000%, 11/01/18	467

		586

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — 0.1%
210	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/16 (p)	216

	Transportation — 0.1%
	Kansas State Department of Transportation, Highway,
225	Series A, Rev., 5.000%, 09/01/16	228
25	Series A, Rev., 5.000%, 09/01/17	26

		254

	Total Kansas	2,028

	Kentucky — 1.2%
	Education — 0.0% (g)
60	University of Kentucky, Rev., 5.250%, 10/01/16	61

	Housing — 0.0% (g)
115	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28	121

	Industrial Development Revenue/Pollution Control Revenue — 0.9%
2,500	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 2.200%, 08/01/19	2,552

	Other Revenue — 0.3%
800	State of Kentucky, Property and Buildings Commission Project No. 99, Series A, Rev., 5.000%, 11/01/16	815

	Total Kentucky	3,549

	Louisiana — 1.5%
	General Obligation — 0.1%
300	City of Shreveport, GO, 5.000%, 05/01/17	311

	Other Revenue — 0.5%
50	Baton Rouge, Public Improvement Sales Tax, Series A-2, Rev., AGM, 4.000%, 08/01/16	50
100	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 5.000%, 05/01/20	115
300	State of Louisiana, Office Facilities Corp., Facilities Lien, Rev., 5.000%, 11/01/16	305
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.000%, 05/15/17	1,040

		1,510

	Transportation — 0.4%
955	Lake Charles Harbor & Terminal District, Series B, Rev., AMT, AGM, 4.000%, 01/01/17	970

	Water & Sewer — 0.5%
500	City of New Orleans, Sewerage Service, Rev., 5.000%, 06/01/18	539
1,000	Louisiana Offshore Terminal Authority, Deepwater Port, LOOP LLC Project, Series B-1, Rev., VAR, 2.200%, 10/01/17	1,011

		1,550

	Total Louisiana	4,341

	Maine — 0.5%
	Education — 0.0% (g)
50	Maine Health & Higher Educational Facilities Authority, Series A, Rev., AMBAC, 5.000%, 07/01/17	52

	Housing — 0.5%
	Maine State Housing Authority,
640	Series A, Rev., 4.000%, 11/15/45	698
595	Series B, Rev., 4.000%, 11/15/43	629

		1,327

	Other Revenue — 0.0% (g)
100	Maine Municipal Bond Bank, Series E, Rev., 4.000%, 11/01/21	114

	Prerefunded — 0.0% (g)
70	Maine Health & Higher Educational Facilities Authority, Series A, Rev., AMBAC, 4.750%, 07/01/17 (p)	73

	Total Maine	1,566

	Maryland — 0.6%
	General Obligation — 0.1%
75	Frederick County, Public Facilities, Series B, GO, 4.000%, 08/01/16	76
150	Harford County, Public Improvement, GO, 5.000%, 03/15/17	155
	State of Maryland, State and Local Facilities, Loan of 2009,
50	Series C, GO, 5.000%, 11/01/16	51
100	Series C, GO, 5.000%, 11/01/17	106

		388

	Housing — 0.2%
530	Montgomery County Housing Opportunities Commission, Single Family Mortgage, Series A, Rev., 4.000%, 01/01/31	555

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
30	County of Cecil, Consolidated Public Improvement, GO, AGM, 4.125%, 12/01/17 (p)	31

	Transportation — 0.3%
	Maryland Transportation Authority,
50	Rev., 4.000%, 09/01/16	50
75	Rev., 4.000%, 09/01/17	78
100	Rev., GRAN, 5.250%, 03/01/17	104
540	Rev., GRAN, 5.250%, 03/01/19	604

		836

	Total Maryland	1,810

	Massachusetts — 2.6%
	Education — 0.5%
	Massachusetts Educational Financing Authority, Education Loan,
750	Series J, Rev., AMT, 4.750%, 07/01/19	815
500	Series J, Rev., AMT, 5.000%, 07/01/18	535

		1,350

	General Obligation — 0.1%
75	Commonwealth of Massachusetts, Series D, GO, AGM-CR, 5.500%, 11/01/16	77
110	Commonwealth of Massachusetts, Consolidated Loan, Series C, GO, NATL-RE-IBC, MBIA, 5.500%, 11/01/17	117

		194

	Housing — 1.3%
	Massachusetts Housing Finance Agency, Single Family Housing,
790	Series 167, Rev., 4.000%, 12/01/43	834
1,800	Series 169, Rev., 4.000%, 12/01/44	1,927
910	Series 177, Rev., AMT, 4.000%, 06/01/39	977

		3,738

	Other Revenue — 0.0% (g)
40	Massachusetts Bay Transportation Authority, Sales Tax, Series B, Rev., 4.000%, 07/01/16	40

	Prerefunded — 0.7%
25	City of New Bedford, Qualified Municipal Purpose Loan, GO, AGM, 4.000%, 02/15/17 (p)	26
510	Commonwealth of Massachusetts, Consolidate Loan of 2007, Series C, GO, AMBAC, 5.000%, 08/01/17 (p)	536
265	Commonwealth of Massachusetts, Consolidate Loan of 2008, Series A, GO, 5.000%, 08/01/18 (p)	289
300	Commonwealth of Massachusetts, Consolidated Loan, Series C, GO, 5.000%, 07/01/19 (p)	337
750	Massachusetts Development Finance Agency, Dominion Energy Brayton, Series A, Rev., VAR, 2.250%, 09/01/16 (p)	753
25	Massachusetts Health & Educational Facilities Authority, Williams College, Series K, Rev., 4.375%, 07/01/16 (p)	25
100	Massachusetts School Building Authority, Sales Tax, Series A, Rev., AMBAC, 4.750%, 08/15/17 (p)	105
25	Massachusetts State Development Finance Agency, Phillips Academy, Rev., 5.000%, 09/01/16 (p)	25
25	Massachusetts State Health & Educational Facilities Authority, Institute of Technology, Series A, Rev., 5.000%, 07/01/17 (p)	26

		2,122

	Water & Sewer — 0.0% (g)
100	Massachusetts States Water Pollution, Abatement Trust, Series A, Rev., 5.250%, 08/01/17	105

	Total Massachusetts	7,549

	Michigan — 3.0%
	Education — 0.3%
1,000	Michigan Finance Authority, Student Loan, Series 25-A, Rev., AMT, 5.000%, 11/01/17	1,045

	General Obligation — 1.3%
295	Armada Area Schools, GO, Q-SBLF, 4.000%, 05/01/17	304
100	East China School District, School Bus, Series I, GO, Q-SBLF, 2.500%, 05/01/17	101
980	Grand Blanc Community Schools, GO, AGM, 3.000%, 05/01/17	998
	Healthsource Saginaw, Inc.,
575	GO, 4.000%, 05/01/18	607
650	GO, 5.000%, 05/01/19	721
930	GO, 5.000%, 05/01/20	1,060

		3,791

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Hospital — 0.1%
300	Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group, Series A-2, Rev., VRDO, 4.000%, 06/01/16	300

	Housing — 0.8%
220	Michigan State Housing Development Authority, Single Family Homeownership, Series A, Rev., 5.000%, 12/01/27	235
1,965	Michigan State Housing Development Authority, Single-Family Mortgage, Series A, Rev., 4.000%, 06/01/46	2,129

		2,364

	Other Revenue — 0.4%
950	Michigan Finance Authority, Sparrow Obligation Group, Rev., 4.000%, 11/15/20	1,056
50	Michigan Municipal Bond Authority, Rev., 5.500%, 10/01/16	51

		1,107

	Prerefunded — 0.0% (g)
60	Michigan Finance Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/16 (p)	61

	Water & Sewer — 0.1%
200	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/28	223

	Total Michigan	8,891

	Minnesota — 2.5%
	Education — 0.1%
275	University of Minnesota, Series A, Rev., 5.250%, 12/01/26	326

	General Obligation — 0.2%
205	Fisher Independent School District No. 600, Series A, GO, 2.000%, 02/01/17	207
75	Holdingford Minnesota Independent School District No. 738, Series A, GO, 5.000%, 02/01/17	77
110	Independent School District No. 192 Farmington, School Building Credit Enhancement Program, Series C, GO, 5.000%, 02/01/17	113
100	State of Minnesota, Trunk Highway, Series B, GO, 5.000%, 10/01/18	110
150	State of Minnesota, Various Purpose, Series D, GO, 5.000%, 08/01/17	157

		664

	Housing — 2.2%
240	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/35	254
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
225	Series A, Rev., GNMA/COLL, 4.500%, 12/01/26	236
69	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	70
150	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	159
	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program,
110	Series D, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/34	116
245	Series E, Rev., GNMA/FNMA/FHLMC, 4.000%, 01/01/35	256
120	Minnesota Housing Finance Agency, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/31	126
2,000	Minnesota Housing Finance Agency, Multifamily Housing, Minneapolis Preservation Portfolio Project, Rev., VAR, 0.550%, 08/01/16	2,000
	Minnesota Housing Finance Agency, Residential Housing Finance,
525	Series A, Rev., 4.000%, 07/01/38	568
775	Series B, Rev., 4.000%, 01/01/38	840
1,280	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.000%, 01/01/45	1,366
345	Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	359

		6,350

	Total Minnesota	7,340

	Mississippi — 0.5%
	General Obligation — 0.1%
85	DeSoto County School District, GO, 4.000%, 05/01/17	88
50	Jackson Public School District, GO, NATL-RE, 5.000%, 04/01/17	51
150	State of Mississippi, Series A, GO, 5.250%, 11/01/21	181

		320

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — 0.2%
590	Mississippi Development Bank, Rev., AMBAC, 5.000%, 11/01/17	606

	Prerefunded — 0.0% (g)
55	Mississippi Development Bank, Madison County, Highway Construction Project, Rev., NATL-RE, FGIC, MBIA, 5.000%, 07/01/16 (p)	55

	Transportation — 0.1%
255	Mississippi Development Bank, Gulfport, Mississippi Public Improvement Project, Rev., AGM, 3.000%, 07/01/17	261

	Utility — 0.1%
100	Mississippi Development Bank, Power Co., Project, Series A, Rev., AMBAC, 5.000%, 07/01/17	104

	Total Mississippi	1,346

	Missouri — 1.0%
	Education — 0.1%
50	Missouri Health & Educational Facilities Authority, The Washington University, Series A, Rev., 5.500%, 06/15/16 (p)	50
350	Missouri Health & Educational Facilities Authority, Educational Facilities, St. Louis College of Pharmacy, Rev., 5.000%, 05/01/17	362

		412

	Housing — 0.7%
65	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC, 4.625%, 05/01/28	69
950	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program, Series B-2, Rev., GNMA/FNMA/FHLMC, 4.000%, 11/01/45	1,031
685	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.000%, 11/01/41	729
110	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	115

		1,944

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
35	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.000%, 07/01/25	41

	Other Revenue — 0.0% (g)
95	Jackson County, Rev., 4.000%, 12/01/16	97

	Prerefunded — 0.1%
100	City of Gladstone, Series A, COP, XLCA, 5.000%, 06/01/16 (p)	100
50	Kansas City, Missouri Industrial Development Authority, Downtown Redevelopment District, Rev., 5.000%, 09/01/18 (p)	55
190	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.000%, 01/01/21 (p)	222

		377

	Transportation — 0.1%
100	Missouri Highways & Transportation Commission, Second Lien, Rev., 4.250%, 05/01/17	103
25	Missouri Highways & Transportation Commission, State Road Revenue Federal Reimbursement, Series A, Rev., 5.000%, 05/01/17	26

		129

	Total Missouri	3,000

	Montana — 0.3%
	Housing — 0.3%
	Montana Board of Housing, Single Family Homeownership,
280	Series A-2, Rev., AMT, 4.000%, 12/01/38	293
535	Series B2, Rev., AMT, 5.000%, 12/01/27	566

	Total Montana	859

	Nebraska — 0.3%
	Utility — 0.3%
800	Central Plains Energy Project, Project No. 3, Rev., 5.000%, 09/01/16	808

	Nevada — 0.2%
	General Obligation — 0.1%
25	Clark County, GO, 5.000%, 06/01/17	26
100	Clark County School District, Series A, GO, 5.000%, 06/15/20	108

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	General Obligation –– continued
	Las Vegas Valley Water District,
50	Series B, GO, 4.000%, 03/01/17	52
100	Series D, GO, 5.000%, 06/01/16	100

		286

	Other Revenue — 0.0% (g)
30	County of Clark, Sales & Excise Tax, Series B, Rev., 3.000%, 07/01/17	31
50	State of Nevada, Unemployment Compensation, Rev., 5.000%, 12/01/16	51

		82

	Prerefunded — 0.1%
100	Clark County School District, GO, AMBAC, 5.000%, 11/01/16 (p)	102
25	State of Nevada, Capital Improvement & Cultural Affairs, Series B, GO, NATL-RE, 5.000%, 12/01/17 (p)	26

		128

	Total Nevada	496

	New Hampshire — 0.5%
	Housing — 0.2%
320	New Hampshire Housing Finance Authority, Single Family Mortgage, Rev., 4.000%, 01/01/28	333
115	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	121

		454

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal, Waste Management, Inc., Project, Rev., VAR, 2.125%, 06/01/18	1,029

	Total New Hampshire	1,483

	New Jersey — 4.1%
	Certificate of Participation/Lease — 0.0% (g)
150	County of Middlesex, Civic Square IV Redevelopment Associates, LLC, COP, 5.500%, 10/15/16	153

	Education — 0.3%
35	New Jersey Economic Development Authority, School Facilities Construction, Series W, Rev., NATL-RE-IBC, 4.000%, 09/01/17 (p)	36
	New Jersey Educational Facilities Authorities, Ramapo College,
250	Series A, Rev., 3.000%, 07/01/17	256
60	Series B, Rev., 4.000%, 07/01/17	62
500	New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Series 1A, Rev., AMT, 5.000%, 12/01/17	527
50	New Jersey State Educational Facilities Authority, Princeton University, Series J, Rev., 5.000%, 07/01/16	50

		931

	General Obligation — 0.7%
50	City of Ocean, GO, 3.000%, 08/15/16	50
100	City of Paterson, General Improvement, GO, AGM, 5.000%, 06/15/16	100
25	County of Gloucester, GO, 3.000%, 03/01/17	25
75	County of Monmouth, Series A, GO, 4.000%, 12/01/16	76
65	County of Morris, GO, 4.000%, 02/01/17	67
50	Egg Harbor Township School District, GO, AGM, 4.000%, 09/15/16	51
410	Middletown Township Board Education, GO, 5.000%, 08/01/17	430
570	Teaneck Township, Education Board, GO, AGM, 4.250%, 07/15/21	573
	Township of Maplewood,
180	GO, 4.000%, 10/01/16	182
100	GO, AMBAC, 4.125%, 08/15/16	101
205	Township of Montville, GO, 4.000%, 08/15/20	230
100	Township of Wayne, GO, 4.000%, 09/01/17	104

		1,989

	Housing — 0.4%
1,000	New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit Revenue, Broadway Townhouses Project, Series E, Rev., 0.600%, 12/01/16	999
320	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Rev., 4.500%, 10/01/29	327

		1,326

	Other Revenue — 0.1%
100	Monmouth County Improvement Authority, Rev., 5.000%, 01/15/20	114

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue –– continued
	New Jersey Environmental Infrastructure Trust,
75	Series B, Rev., 4.000%, 09/01/16	75
50	Series C, Rev., 5.000%, 09/01/17	53

		242

	Prerefunded — 0.2%
100	Borough of Madison, General Improvement, GO, 5.000%, 10/15/18 (p)	110
120	New Jersey Economic Development Authority, Rev., 5.000%, 12/15/17 (p)	128
	New Jersey Economic Development Authority, School Facilities Construction,
60	Series S, Rev., 5.000%, 09/01/16 (p)	61
140	Series Y, Rev., 4.750%, 09/01/18 (p)	152
25	State of New Jersey, Qualified General Improvement, Series A, GO, AGM, 4.250%, 08/01/16 (p)	25

		476

	Transportation — 2.4%
355	New Jersey State Turnpike Authority, Series E, Rev., 3.375%, 01/01/31	371
1,500	New Jersey Transit Corp., Series A, Rev., GAN, 5.000%, 09/15/18	1,605
1,885	New Jersey Transportation Fund Authority, Transportations System, Series C, Rev., AGM, 5.500%, 12/15/16	1,933
	New Jersey Transportation Trust Fund Authority, Transportation System,
100	Series A, Rev., AGM-CR, 5.750%, 06/15/17	104
300	Series B-1, Rev., 3.500%, 12/15/16	304
2,595	Series B-2, Rev., XLCA, 5.000%, 12/15/16	2,651

		6,968

	Total New Jersey	12,085

	New Mexico — 0.7%
	General Obligation — 0.1%
	Albuquerque Municipal School District No. 12,
260	GO, 4.000%, 08/01/16	261
75	Series B, GO, 5.000%, 08/01/16	76

		337

	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
480	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 4.250%, 03/01/43	513
95	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.000%, 09/01/30	100
50	Series B-3, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	50

		663

	Other Revenue — 0.2%
25	City of Albuquerque, Series A, Rev., 5.000%, 07/01/17	26
350	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund, Series B, Rev., 3.000%, 06/01/16	350
250	New Mexico Finance Authority, Sub Lien, Series A-2, Rev., 5.000%, 12/15/16	256

		632

	Special Tax — 0.1%
135	State of New Mexico, Series A, Rev., 5.000%, 07/01/16	135
100	State of New Mexico, Severance Tax, Series A, Rev., 5.000%, 07/01/17	105

		240

	Transportation — 0.1%
100	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/24	115
100	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/19	114

		229

	Total New Mexico	2,101

	New York — 6.0%
	Education — 0.2%
300	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., 5.000%, 05/01/17	312
75	New York State Dormitory Authority, St. John’s University, Series A, Rev., 5.000%, 07/01/17	79
150	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	160

		551

	General Obligation — 3.0%
25	City of Ithaca, School District, GO, 3.250%, 07/01/16	25

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	General Obligation –– continued
1,170	County of Orange, Various Purpose, GO, AGM, 2.000%, 08/15/16	1,173
800	Hilton Central School District, GO, 4.000%, 06/15/16	801
135	Lindenhurst Union Free School District, GO, 4.000%, 07/15/16	136
	New York City,
155	Series B, GO, 5.000%, 08/01/16	156
100	Series E-1, GO, 5.250%, 10/15/17	106
1,800	Owego Apalachin Central School District, GO, RAN, 1.500%, 10/28/16	1,806
2,500	Port Jefferson Union Free School District, Suffolk County, GO, 1.500%, 06/27/16	2,502
2,000	Town of Grand Island, GO, BAN, 1.500%, 10/13/16	2,006
95	Valhalla Union Free School District, GO, 2.000%, 10/15/17	97

		8,808

	Housing — 0.9%
	New York Mortgage Agency, Homeowner Mortgage,
1,765	Series 191, Rev., AMT, 3.500%, 10/01/34	1,841
625	Series 195, Rev., 4.000%, 10/01/46	680

		2,521

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	1,003

	Other Revenue — 0.1%
50	Nassau County Interim Finance Authority Sales Tax, Series A, Rev., 5.000%, 11/15/16	51
170	New York City Transitional Finance Authority, Series C, Rev., 5.000%, 11/01/21	200
100	New York City Transitional Finance Authority Building Aid, Series S-2, Rev., AGM, FGIC, NATL-RE, 5.000%, 01/15/18	103

		354

	Prerefunded — 0.4%
25	City of Schenectady, Industrial Development Agency, Union College Project, Rev., 5.000%, 07/01/16 (p)	25
50	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.750%, 06/15/18 (p)	55
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series AA, Rev., 5.000%, 06/15/18 (p)	760
50	New York State Dormitory Authority, Financing Program, Series A, Rev., NATL-RE, 4.500%, 10/01/16 (p)	51
40	New York State Dormitory Authority, Personal Income Tax, Series D, Rev., 5.000%, 09/15/16 (p)	40
25	New York State Dormitory Authority, Personal Income Tax, Education, Series C, Rev., 5.000%, 12/15/16 (p)	26
55	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series A, Rev., 5.000%, 04/01/17 (p)	57
	Triborough Bridge & Tunnel Authority,
20	Rev., 5.000%, 11/15/16 (p)	20
105	Series A, Rev., 5.000%, 05/15/18 (p)	114

		1,148

	Special Tax — 0.2%
	New York State Dormitory Authority, Personal Income Tax,
100	Series A, Rev., 4.000%, 02/15/19	108
170	Series D, Rev., 5.000%, 06/15/17	178
50	New York State Dormitory Authority, Personal Income Tax, Education, Series C, Rev., 5.000%, 12/15/16	51
50	New York State Urban Development Corp., Economic Development & Housing, Series A-1, Rev., 5.000%, 12/15/16	51
80	New York State Urban Development Corp., Personal Income Tax, Series C, Rev., 4.000%, 12/15/16	82

		470

	Transportation — 0.6%
205	New York State Thruway Authority, Series I, Rev., 5.000%, 01/01/17	210
1,500	New York Transportation Development Corp., Special Facilities Bonds, Series A, Rev., 4.000%, 07/01/41	1,551
50	Triborough Bridge & Tunnel Authority, Rev., 4.000%, 11/15/16	51

		1,812

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Water & Sewer — 0.3%
	New York City Municipal Water Finance Authority, Water & Sewer System,
625	Series A, Rev., 4.500%, 06/15/32	745
180	Series A, Rev., 5.750%, 06/15/40	198

		943

	Total New York	17,610

	North Carolina — 0.4%
	Education — 0.0% (g)
25	University of North Carolina, Greensboro, Rev., 3.000%, 04/01/17	26

	General Obligation — 0.2%
50	County of Wake, Public Improvement, Series A, GO, 5.000%, 04/01/17	52
175	Mecklenburg County, Series C, GO, 5.000%, 12/01/18	193
200	New Hanover County, GO, 5.000%, 12/01/20	234

		479

	Housing — 0.2%
	North Carolina Housing Finance Agency, Homeownership,
335	Series 1, Rev., 4.500%, 07/01/28	350
185	Series 2, Rev., 4.250%, 01/01/28	191

		541

	Prerefunded — 0.0% (g)
100	North Carolina Eastern Municipal Power Agency, Power System, Series A, Rev., 6.500%, 01/01/18 (p)	109

	Utility — 0.0% (g)
165	North Carolina Eastern Municipal Power Agency No. 1, Catawab Electric, Series A, Rev., 5.250%, 01/01/17	169

	Total North Carolina	1,324

	North Dakota — 0.7%
	Housing — 0.7%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
545	Series A, Rev., 3.750%, 07/01/42	572
640	Series A, Rev., 4.000%, 07/01/34	685
370	Series B, Rev., 4.500%, 01/01/28	389
125	Series B, Rev., 5.000%, 07/01/28	133
270	Series D, Rev., 4.250%, 07/01/28	290

	Total North Dakota	2,069

	Ohio — 2.3%
	Education — 0.1%
200	University of Cincinnati, Series A, Rev., 5.000%, 06/01/18	217

	General Obligation — 0.4%
145	County of Cuyahoga, GO, 5.000%, 12/01/16	148
55	Dublin City School District, School Facilities Construction & Improvement, GO, 4.000%, 12/01/17	58
50	Hamilton Country, GO, 4.000%, 12/01/16	51
50	Logan Hocking Local School District, GO, 2.000%, 12/01/16	50
50	State of Ohio, Common Schools, Series C, GO, 4.000%, 09/15/16	51
	State of Ohio, Higher Education,
110	Series B, GO, 5.000%, 08/01/23	134
715	Series C, GO, 5.000%, 08/01/17	751

		1,243

	Hospital — 0.1%
200	Hancock County, Hospital Revenue Facilities, Blanchard Valley Regional Health, Rev., 4.000%, 12/01/16	203
25	State of Ohio, Cleveland Clinic Health System Obligated Group, Series B-1, Rev., 5.000%, 01/01/17	25

		228

	Housing — 0.3%
	Ohio Housing Finance Agency, Single Family Mortgage,
105	Series 1, Rev., GNMA/FNMA/FHLMC, 4.800%, 11/01/28	112
100	Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/28	105
405	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	430
250	Series 3, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/29	262

		909

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
1,000	Ohio Air Quality Development Authority, Pollution Control, Series A, Rev., VAR, 3.750%, 12/03/18	1,022

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue –– continued
105	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Series C, Rev., 5.000%, 06/01/19	118

		1,140

	Other Revenue — 0.4%
1,000	Franklin County, Convention Facilities Authority, Tax & Lease, Rev., RAN, 5.000%, 12/01/20	1,160

	Prerefunded — 0.6%
185	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/18 (p)	199
75	City of Cincinnati, School District, School Improvement Project, COP, AGM, 5.000%, 12/15/16 (p)	77
160	City of Cleveland, Waterworks, Series O, Rev., NATL-RE, 5.000%, 01/01/17 (p)	164
	Cleveland-Cuyahoga County Port Authority Development, One Community Project,
115	Series C, Rev., 3.000%, 11/15/16 (p)	116
120	Series C, Rev., 3.000%, 05/15/17 (p)	123
175	Series C, Rev., 3.000%, 11/15/17 (p)	181
340	Series C, Rev., 3.000%, 11/15/18 (p)	357
200	Hamilton County, Sewer System Improvement, Metropolitan Sewer District, Series A, Rev., NATL-RE, 5.000%, 12/01/16 (p)	204
370	State of Ohio, Series A, GO, 5.000%, 06/15/16 (p)	371
25	Uhrichsville Recreational Facilities Construction, GO, AGC, 4.750%, 06/01/17 (p)	26

		1,818

	Transportation — 0.0% (g)
70	State of Ohio, Major New State Infrastructure Project, Series 1, Rev., 4.000%, 12/15/16	71

	Utility — 0.0% (g)
15	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	16

	Water & Sewer — 0.0% (g)
50	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/16	51
	Total Ohio	6,853

	Oklahoma — 0.7%
	Education — 0.3%
850	Tulsa County Industrial Authority Educationall Facilities Lease, Broken Arrow Public Schools Project, Rev., 4.000%, 09/01/16	857

	General Obligation — 0.1%
125	City of Tulsa, Series B, GO, 5.000%, 10/01/16	127

	Housing — 0.1%
	Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program,
125	Series A, Rev., GNMA/COLL, 4.750%, 03/01/28	135
140	Series B, Rev., GNMA/COLL, 4.500%, 09/01/27	148

		283

	Transportation — 0.2%
	Tulsa Airports Improvement Trust,
250	Series A, Rev., AMT, 3.000%, 06/01/16	250
400	Series B, Rev., AMT, 3.000%, 06/01/16	400

		650

	Total Oklahoma	1,917

	Oregon — 1.1%
	General Obligation — 0.2%
430	Jackson County, School District No. 549C, Series B, GO, AGM, 5.000%, 12/15/16	440
70	State of Oregon, Alternate Energy Project, Series A, GO, 4.000%, 04/01/17	72

		512

	Hospital — 0.0% (g)
50	Oregon Health Facilities Authority, Series A, Rev., 4.000%, 03/15/17	51

	Housing — 0.3%
790	Oregon State Housing & Community Services Department, Mortgage, Single-Family Mortgage Program, Series D, Rev., 4.000%, 07/01/43	834

	Other Revenue — 0.2%
	Oregon State Department of Administrative Services, Lottery,
30	Series A, Rev., 3.500%, 04/01/17	31
375	Series A, Rev., 5.000%, 04/01/18	404

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — continued
75	Series A, Rev., AGM, 4.000%, 04/01/17	77

		512

	Prerefunded — 0.0% (g)
50	Lane Country, Metropolitan Wastewater Management Commission, Rev., NATL-RE, 5.000%, 11/01/16 (p)	51
100	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 4.500%, 04/01/19 (p)	110

		161

	Transportation — 0.4%
60	Oregon Department of Transportation, Highway User Tax, Series A, Rev., 4.125%, 11/15/16	61
1,000	Port of Portland, International Airport, Series 21C, Rev., AMT, 5.000%, 07/01/20	1,142

		1,203

	Water & Sewer — 0.0% (g)
45	City of Portland, Sewer System, Series A, Rev., 5.000%, 10/01/17	48

	Total Oregon	3,321

	Pennsylvania — 1.7%
	Education — 0.5%
260	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/22	300
350	Pennsylvania Higher Educational Facilities Authority, State System of Higher Education, Series AP, Rev., 2.000%, 06/15/16	350
	Pennsylvania Higher Educational Facilities Authority, Widener University,
400	Series A, Rev., 4.000%, 07/15/16	402
400	Series A, Rev., 5.000%, 07/15/17	418

		1,470

	General Obligation — 0.4%
500	Athens Area School District, Series B, GO, AGM, 1.750%, 04/15/17	504
	Commonwealth of Pennsylvania,
100	Series 2004, GO, AGM, 5.375%, 07/01/20	116
25	Series 2004, GO, AGM-CR, 5.375%, 07/01/17	26
190	Series 2004, GO, NATL-RE, 5.375%, 07/01/16	191
25	Series A, GO, 5.000%, 08/01/16	25
125	Council Rock School District, Bucks County, Series B, GO, 3.000%, 11/15/17	129
25	County of Allegheny, Series C-68, GO, 5.000%, 11/01/16	26
50	Hanover Area School District, Luzerne County, Series A, GO, AGM, 3.800%, 02/01/17	51

		1,068

	Hospital — 0.0% (g)
60	Lancaster County Hospital Authority, Health System, General Hospital Project, Series B, Rev., 4.000%, 07/01/17 (p)	62

	Housing — 0.6%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
160	Series 112, Rev., 5.000%, 04/01/28	170
1,480	Series 118A, Rev., AMT, 3.500%, 04/01/40	1,557

		1,727

	Other Revenue — 0.0% (g)
100	Delaware Valley, Regional Finance Authority, Local Government, Series B, Rev., AMBAC, 5.600%, 07/01/17	105

	Prerefunded — 0.1%
150	Commonwealth of Pennsylvania, Series A, GO, 5.000%, 08/01/17 (p)	157
50	Delaware River Joint Toll Bridge Commission, Series A, Rev., NATL-RE, 4.500%, 07/01/17 (p)	52
25	Philadelphia Authority for Industrial Development, Cultural & Commercial Corridors Program, Series A, Rev., NATL-RE, 5.000%, 12/01/16 (p)	26
25	Reading Area Water Authority, Rev., AGM, 5.000%, 06/01/17 (p)	26

		261

	Utility — 0.1%
285	Philadelphia Gas Works, Series 13, Rev., 3.000%, 08/01/16	286

	Total Pennsylvania	4,979

	Puerto Rico — 0.0% (g)
	Prerefunded — 0.0% (g)
140	Puerto Rico Commonwealth Highway & Transportation Authority, Series Y, Rev., NATL-RE-IBC, 5.500%, 07/01/16 (p)	141

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	South Carolina — 1.4%
	General Obligation — 0.0% (g)
25	Lexington County School District No. 1, Series C, GO, SCSDE, 5.000%, 02/01/17	25

	Industrial Development Revenue/Pollution Control Revenue — 0.7%
2,000	South Carolina Jobs-Economic Development Authority, Economic Development, Waste Management of South Carolina, Inc., Project, Rev., AMT, 1.875%, 11/01/16	2,012

	Other Revenue — 0.2%
245	North Charleston Public Facilities Corp., Installment Purchase, Rev., 5.000%, 06/01/16	245
175	South Carolina State Public Service Authority, Series C, Rev., 5.000%, 12/01/17	186

		431

	Prerefunded — 0.0% (g)
50	Town of Fort Mill, School Facilities Corp., Installment Purchase, Rev., 5.250%, 12/01/16 (p)	51

	Transportation — 0.4%
1,095	South Carolina State Ports Authority, Rev., AMT, 4.000%, 07/01/40	1,154

	Water & Sewer — 0.1%
250	City of Charleston, Waterworks & Sewer system, Rev., 5.000%, 01/01/17	256
50	City of Greenville, Waterworks, Rev., 5.000%, 02/01/17	52

		308

	Total South Carolina	3,981

	South Dakota — 0.7%
	Housing — 0.7%
	South Dakota Housing Development Authority, Homeownership Mortgage,
125	Series A, Rev., AMT, 4.500%, 05/01/31	133
750	Series D, Rev., 4.000%, 11/01/45	819
665	Series D, Rev., AMT, 4.000%, 11/01/29	704
325	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.250%, 05/01/32	340

	Total South Dakota	1,996

	Tennessee — 0.8%
	General Obligation — 0.0% (g)
50	Montgomery County School & Public Improvement, GO, 3.000%, 04/01/17	51
50	State of Tennessee, Series B, GO, 5.000%, 11/01/16	51

		102

	Housing — 0.7%
1,000	Tennessee Housing Development Agency Residential Finance Program, Rev., 4.000%, 01/01/46	1,085
	Tennessee Housing Development Agency, Homeownership Program,
185	Series 1A, Rev., AMT, 4.500%, 01/01/38	196
15	Series 1C, Rev., AMT, 3.750%, 01/01/25	15
215	Series A, Rev., AMT, 4.500%, 07/01/31	229
	Tennessee Housing Development Agency, Housing Finance Program,
110	Series A, Rev., 4.500%, 01/01/28	116
215	Series B, Rev., 4.500%, 01/01/28	230

		1,871

	Utility — 0.1%
230	City of Clarksville, Natural Gas Acquisition Corp., Rev., 5.000%, 12/15/16	235

	Total Tennessee	2,208

	Texas — 5.3%
	Education — 0.6%
75	Laredo Community College District, Combined Fee, Series D, Rev., AGM, 2.000%, 08/01/17	76
1,000	Lone Star College System, Series B-2, Rev., VAR, 1.250%, 08/15/16	1,000
375	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Hendrick Medical Center, Rev., 4.000%, 09/01/18	397
	University of Texas, Financing System,
100	Series A, Rev., 4.000%, 08/15/17	104
60	Series A, Rev., 5.000%, 08/15/16	61

		1,638

	General Obligation — 3.0%
100	Austin Independent School District, GO, PSF-GTD, 5.000%, 08/01/20	116
150	City of El Paso, GO, 5.000%, 08/15/18	163

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	General Obligation — continued
	City of Fort Worth, Tarrant, Denton, Parker & Wise Counties,
150	GO, 3.000%, 03/01/17	153
415	GO, 5.000%, 03/01/20	473
50	City of Grand Prairie, Series EE, GO, XLCA, 4.000%, 02/15/17	51
25	City of Houston, Community College System, GO, 5.000%, 02/15/17	26
85	City of Mesquite, Independent School District, GO, PSF-GTD, 4.250%, 08/15/16	86
65	City of San Antonio, GO, 5.000%, 08/01/16	66
750	County of Brazoria, Alvin Independent School District, Series B, GO, VAR, PSF-GTD, 3.000%, 08/14/17	769
	County of Collin, Wylie Independent School District, Unlimited Tax,
310	GO, PSF-GTD, Zero Coupon, 08/15/18	304
815	GO, PSF-GTD, Zero Coupon, 08/15/19	787
135	GO, PSF-GTD, Zero Coupon, 08/15/20	128
460	Crandall Independent School District, Series A, GO, PSF-GTD, Zero Coupon, 08/15/16	459
85	Dallas County Hospital District Ltd., Series A, GO, 3.000%, 08/15/16	85
100	Eagle Mountain & Saginaw Independent School District, Series B, GO, PSF-GTD, 4.000%, 08/15/17	104
190	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, 5.000%, 02/15/20	211
	Harris County Permanent Improvement,
375	Series A, GO, 5.000%, 10/01/18	411
25	Series B, GO, 4.000%, 10/01/16	25
	Nixon-Smiley Consolidated Independent School District, School Building,
170	GO, PSF-GTD, 0.900%, 08/15/17	170
250	GO, PSF-GTD, 1.250%, 08/15/18	250
3,555	Northside Independent School District, School Building, GO, VAR, PSF-GTD, 2.125%, 08/01/20	3,561
35	Tarrant Country, Limited Tax, GO, 5.000%, 07/15/16	35
	Texas Public Finance Authority,
60	GO, 5.000%, 10/01/16	61
50	Series A, GO, 5.000%, 10/01/16	51
175	Series A, GO, 5.000%, 10/01/19	198
50	Wildorado Independent School District, School Building, GO, PSF-GTD, 3.000%, 02/15/17	51

		8,794

	Housing — 0.2%
525	Texas Department of Housing & Community Affairs, Residential Mortgage, Series B, Rev., GNMA/COLL, 4.250%, 01/01/34	565

	Other Revenue — 0.7%
50	Sugar Land 4B Corp., Sales Tax, Rev., AGM, 4.000%, 02/15/17	51
2,000	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment, Series B, Special Assessment, 4.000%, 07/01/17	2,041

		2,092

	Prerefunded — 0.4%
25	Canton Texas Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/17 (p)	26
200	City of Dallas, Improvement, Series 2007, GO, 5.000%, 02/15/17 (p)	206
50	City of Laredo, GO, NATL-RE, 5.250%, 02/15/17 (p)	52
180	Comal Independent School District, School Building, Series A, GO, PSF-GTD, 5.250%, 02/01/18 (p)	193
105	Dallas Area Rapid Transit, Sales Tax, Rev., AMBAC, 5.000%, 12/01/16 (p)	107
50	Fort Bend County, Municipal Utility District No. 151, Series A, GO, AGC, 5.300%, 09/01/16 (p)	51
170	Keller Independent School District, School Building, GO, 5.250%, 02/15/19 (p)	189
75	Laredo Independent School District, School Building, GO, PSF-GTD, 4.125%, 08/01/16 (p)	75
55	North Texas Municipal Water District, Water System, Rev., NATL-RE, 5.000%, 09/01/16 (p)	56
25	Texas Transportation Commission, Highway Fund, Rev., 5.000%, 04/01/17 (p)	26

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — continued
100	Tomball Independent School District, School Building, GO, AGC, 5.000%, 02/15/18 (p)	107
75	Waco Health Facilities Development Corp., Hillcrest Health System Project, Rev., NATL-RE, FHA, 4.500%, 08/01/16 (p)	76
50	Willis Independent School District, GO, PSF-GTD, 4.100%, 02/15/17 (p)	51

		1,215

	Special Tax — 0.1%
295	City of Irving, Hotel Occupancy Tax, Series B, Rev., 2.000%, 08/15/17	296

	Transportation — 0.1%
50	Harris County, Toll Road, Senior Lien, Series A, Rev., NATL-RE, 5.000%, 08/15/19	52
150	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	152
105	Texas Transportation Commission, Highway, First Tier, Series A, Rev., 4.750%, 04/01/17	109

		313

	Utility — 0.2%
150	City of San Antonio, Electric & Gas, Series A, Rev., 5.250%, 02/01/22	167
25	Lower Colorado River Authority, Transmission Contract, LCRA Transmission Corp., Project, Series A, Rev., 5.000%, 05/15/17	26
270	SA Energy Acquisition Public Facility Corp., Rev., 5.250%, 08/01/16	272

		465

	Water & Sewer — 0.0% (g)
85	City of Dallas, Waterworks and Sewer System, Rev., 4.000%, 10/01/16	86

	Total Texas	15,464

	Utah — 0.1%
	General Obligation — 0.1%
50	Central Utah Water Conservancy District, Series C, GO, 2.500%, 04/01/17	51
20	Davis County, School District, School Building Guaranty Program, GO, 4.000%, 06/01/16	20
145	State of Utah, Series A, GO, 5.000%, 07/01/20	168

		239

	Other Revenue — 0.0% (g)
75	Salt Lake City, Sales Tax, Series A, Rev., 5.000%, 10/01/16	76
	Prerefunded — 0.0% (g)
25	Weber Basin, Utah Water Conservancy District, Series A, Rev., AMBAC, 5.250%, 10/01/17 (p)	27

	Water & Sewer — 0.0% (g)
55	Spanish Fork City, Water Revenue, Rev., AGM, 2.000%, 06/01/16	55

	Total Utah	397

	Vermont — 0.9%
	Certificate of Participation/Lease — 0.1%
360	City of Burlington, Lakeview Garage Project, Series A, COP, 4.000%, 12/01/17	374

	Housing — 0.8%
275	Vermont Housing Finance Agency, Mortgage-Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 02/01/26	294
	Vermont Housing Finance Agency, Multiple Purpose,
450	Series A, Rev., AMT, 4.000%, 11/01/46	479
1,365	Series B, Rev., AMT, 4.125%, 11/01/42	1,418

		2,191

	Total Vermont	2,565

	Virginia — 0.7%
	Education — 0.0% (g)
100	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Rev., 5.000%, 08/01/16	101

	General Obligation — 0.1%
50	City of Richmond, Public Improvement, Series C, GO, 5.000%, 07/15/16	50
290	City of Roanoke, Public Improvement, Series A, GO, 5.000%, 10/01/16	295

		345

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
600	Peninsula Ports Authority, Dominion Term Association Project, Rev., VAR, 2.375%, 10/01/16	602

	Other Revenue — 0.3%
	Virginia Public Building Authority, Public Facilities,
115	Rev., 5.000%, 08/01/17	121
50	Series A, Rev., 5.000%, 08/01/17	53

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — continued
50	Series D, Rev., 5.000%, 08/01/17	52
	Virginia Resources Authority, Infrastructure & State Moral Obligation,
150	Series B, Rev., 5.000%, 11/01/23	180
175	Series B, Rev., 5.000%, 11/01/26	209
55	Virginia State Public Building Authority, Public Facilities, Series B, Rev., 5.000%, 08/01/16	55
50	Virginia State Resources Authority Infrastructure, Series B, Rev., 4.000%, 11/01/16	51

		721

	Prerefunded — 0.1%
400	Loudoun County, Public Improvement, Series B, GO, 5.000%, 12/01/16 (p)	409

	Total Virginia	2,178

	Washington — 1.4%
	General Obligation — 0.3%
75	Bellevue School District No. 405, King County, Series 2011, GO, 5.000%, 12/01/17	80
50	City of Seattle, Limited Tax, Improvement & Refunding, Series B, GO, 5.000%, 08/01/16	50
50	City of Tacoma, Limited Tax, GO, 4.000%, 12/01/16	51
220	Island County, School District No. 201 Oak Harbor, GO, AGM, 5.000%, 12/01/16	225
225	King County, School District No. 414 Lake Washington Ltd., GO, 4.000%, 12/01/16	229
50	State of Washington, Series C, GO, NATL-RE-IBC, FGIC, 5.500%, 07/01/16	50
25	State of Washington, Motor Vehicle Fuel Tax, Series R, GO, 5.000%, 07/01/16	25
100	State of Washington, Various Purpose, Series D, GO, 5.000%, 02/01/20	114

		824

	Hospital — 0.0% (g)
50	State of Washington, Health Care Facilities Authority, Providence Health & Services, Series A, Rev., 5.000%, 10/01/16	51

	Housing — 0.3%
655	Washington State Housing Finance Commission, Homeownership Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.250%, 10/01/32	705

	Prerefunded — 0.2%
50	City of Tacoma, Sewer, Rev., NATL-RE, 5.000%, 12/01/16 (p)	51
100	County of Spokane, Freeman School District No. 358, GO, AGC, 5.000%, 07/15/18 (p)	109
100	Energy Northwest Electric Project, Series A, Rev., 5.000%, 07/01/16 (p)	101
230	Pierce & Lewis County, School District No. 404 Eatonville, GO, NATL-RE, 5.250%, 12/01/16 (p)	235
85	Public Utility District No. 2 of Snohomish County, GO, NATL-RE, 5.000%, 12/01/16 (p)	87
50	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, AGM, 5.000%, 07/01/16 (p)	50

		633

	Transportation — 0.1%
	Port of Seattle,
100	Series A, Rev., 5.000%, 08/01/16	101
70	Series A, Rev., AMBAC, 5.000%, 10/01/16	71
110	Port of Seattle, Passenger Facilities Charge, Series A, Rev., BHAC-CR MBIA, 5.500%, 12/01/19	125

		297

	Utility — 0.4%
350	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	412
50	City of Tacoma, Solid Waste, Rev., 5.000%, 12/01/17	53
50	Public Utility District No. 1 of Benton County, Electric, Rev., 4.000%, 11/01/16	51
740	Public Utility District No. 1 of Snohomish County, Series A, Rev., 5.000%, 12/01/16	756

		1,272

	Water & Sewer — 0.1%
300	Pierce County Sewer, Rev., 4.000%, 08/01/16	301
50	Spokane County, Wastewater System, Series A, Rev., 4.000%, 12/01/16	51

		352

	Total Washington	4,134

	West Virginia — 0.3%
	Other Revenue — 0.3%
1,000	West Virginia Economic Development, Appalachian Power Amos Project, Series A, Rev., VAR, 2.250%, 09/01/16	1,002

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Wisconsin — 0.2%
	Education — 0.1%
350	Wisconsin Health & Educational Facilities Authority, Fort Healthcare, Inc., Rev., 4.000%, 05/01/17	359
100	Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc., Series A, Rev., 3.000%, 07/01/16	100

		459

	General Obligation — 0.1%
95	County of Milwaukee, Corporate Purpose, Series A, GO, 2.000%, 10/01/17	96
	State of Wisconsin,
50	Series 2, GO, 4.000%, 11/01/16	51
100	Series A, GO, 5.000%, 05/01/17	104

		251

	Total Wisconsin	710

	Wyoming — 0.3%
	Hospital — 0.2%
625	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	659

	Housing — 0.1%
215	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	216

	Total Wyoming	875

	Total Municipal Bonds (Cost $184,373)	186,651

Quarterly Demand Notes — 2.0%
	Pennsylvania — 1.4%
2,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project, Series A, Rev., VRDO, 0.900%, 07/01/16	2,000
2,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project, Rev., VRDO, 0.850%, 08/01/16	2,000

	Total Pennsylvania	4,000

	Texas — 0.6%
2,000	Mission Economic Development Corp., Solid Waste Disposal, Republic Services, Inc., Project, Rev., VRDO, 0.900%, 08/01/16	2,000

	Total Quarterly Demand Notes (Cost $6,000)	6,000

Weekly Demand Notes — 12.4%
	Alaska — 0.4%
1,250	Alaska Housing Finance Corp., Home Mortgage, Series B, Rev., VRDO, 0.360%, 06/02/16	1,250

	California — 1.7%
1,000	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., VAR, 2.490%, 06/02/16	1,000
2,000	California State Infrastructure and Economy Development Bank, The J. Paul Getty Trust, Series B-1, Rev., VAR, 0.670%, 06/02/16	1,988
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VAR, 1.340%, 06/02/16	1,003
1,100	Los Angeles Department of Water & Power, Power System, Series B, Subseries B-2, Rev., VRDO, 0.360%, 06/02/16	1,100

	Total California	5,091

	Florida — 1.0%
1,800	Florida Development Finance Corp., Healthcare Facilities, UF Health-Jacksonville Project, Series B, Rev., VRDO, 1.100%, 06/02/16	1,800
1,000	The Hillsborough Community College Foundation, Inc., Student Housing, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.370%, 06/02/16	1,000

	Total Florida	2,800

	Georgia — 1.0%
295	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, RAN, 0.400%, 06/02/16	295
2,000	Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Rev., VAR, 0.670%, 06/02/16	1,998
700	Private Colleges & Universities Authority, Emory University, Series B, Subseries B-2, Rev., VRDO, 0.380%, 06/02/16	700

	Total Georgia	2,993

	Illinois — 0.1%
255	Illinois Finance Authority, University of Chicago Medical Center, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.370%, 06/02/16	255

	Indiana — 1.4%
3,000	City of Whiting, Environmental Facilities, BP Products North America, Inc., Project, Rev., VAR, 1.140%, 06/02/16	2,930
1,300	Indiana Health Facility Financing Authority, Community Hospital Project, Series A, Rev., VRDO, 0.370%, 06/02/16	1,300

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Weekly Demand Notes — continued
	Indiana — continued

	Total Indiana	4,230

	Massachusetts — 0.5%
1,500	Massachusetts Development Finance Agency, Partners HealthCare System, Series K-1, Rev., VRDO, 0.370%, 06/02/16	1,500

	Minnesota — 0.4%
1,100	Minnesota Higher Educational Facilities Authority, The College of Saint Catherine, Series 5-N2, Rev., VRDO, LOC: U.S. Bank N.A., 0.370%, 06/02/16	1,100

	New Jersey — 0.1%
150	Tender Option Bond Trust Receipts/Certificates, Rev., VRDO, AGM-CR, AMBAC, LIQ: Bank of America N.A., 0.650%, 06/02/16 (e)	150

	New York — 0.6%
875	Metropolitan Transportation Authority, Series B-1, Rev., VAR, AGM, 0.892%, 06/02/16	848
1,000	New York City, Series J-7, GO, VAR, 0.860%, 06/02/16	1,000

	Total New York	1,848

	North Carolina — 2.0%
960	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.360%, 06/02/16	960
580	City of Charlotte, Charlotte Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/02/16	580
255	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.400%, 06/02/16	255
480	City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 0.360%, 06/02/16	480
1,400	North Carolina Capital Facilities Finance Agency, Student University Foundation, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.370%, 06/02/16	1,400
300	North Carolina Medical Commission Health Care Facilities, Series C, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.360%, 06/02/16	300
1,900	Wake County, Public Improvement, Series B, GO, VRDO, 0.360%, 06/02/16	1,900

	Total North Carolina	5,875

	Oregon — 0.1%
340	Confederated Tribes of The Umatilla Indian Reservation, Tribal Infrastructure, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.370%, 06/02/16	340

	Pennsylvania — 0.7%
2,000	Pennsylvania Turnpike Commission, Series B-1, Rev., VAR, 0.840%, 06/02/16	1,990

	Rhode Island — 0.3%
800	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University Issue, Series A, Rev., VRDO, 0.360%, 06/02/16	800

	South Carolina — 0.3%
865	City of North Charleston, Golf Course Mortgage, Rev., VRDO, 0.400%, 06/02/16	865

	Texas — 1.5%
950	City of Houston, Airport System Revenue, Series P-1, Rev., VAR, AMT, AGM, 0.840%, 06/02/16	875
2,000	City of San Antonio, Water System, Junior Lien, Series F, Rev., VAR, 1.070%, 06/02/16	2,000
1,000	University of North Texas, Financing System, Series B4, Rev., VRDO, 0.360%, 06/02/16	1,000
485	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, 0.360%, 06/02/16	485

	Total Texas	4,360

	Virginia — 0.3%
1,000	Industrial Development Authority of Loudoun County, Howard Medical Institute, Series A, Rev., VRDO, 0.370%, 06/02/16	1,000

	Total Weekly Demand Notes (Cost $36,493)	36,447

SHARES
Investment Companies — 0.7%
	Fixed Income — 0.7%
56	BlackRock Corporate High Yield Fund, Inc.	576
78	BlackRock Debt Strategies Fund, Inc.	277
19	Blackstone/GSO Strategic Credit Fund	279
12	Eaton Vance Floating-Rate Income Trust	169
14	Eaton Vance Senior Income Trust	83
15	Invesco Dynamic Credit Opportunities Fund	166
18	Nuveen Credit Strategies Income Fund	144
9	Nuveen Floating Rate Income Opportunity Fund	89
14	Prudential Global Short Duration High Yield Fund, Inc.	206

	Total Investment Companies (Cost $1,934)	1,989

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — 0.5%
	Consumer Staples — 0.2%
	Household Products — 0.2%
510	Sun Products Corp. (The), Tranche B Term Loan, VAR, 5.500%, 03/23/20	504
140	Zep, Inc., Initial Term Loan, VAR, 5.500%, 06/27/22	140

	Total Consumer Staples	644

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
227	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	228
105	Exco Resources, Inc., Senior Secured 2nd Lien Term Loan, VAR, 12.500%, 10/19/20	61

	Total Energy	289

	Health Care — 0.1%
	Pharmaceuticals — 0.1%
150	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	148
146	Medi Impact OpCo Holdings, Inc., Term Loan, VAR, 5.750%, 10/27/22	147

	Total Health Care	295

	Industrials — 0.1%
	Machinery — 0.0% (g)
56	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20	52

	Marine — 0.1%
209	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20	185

	Trading Companies & Distributors — 0.0% (g)
62	Univar, Inc., 1st Lien Term Loan B, VAR, 4.250%, 07/01/22	62

	Total Industrials	299

	Total Loan Assignments (Cost $1,566)	1,527

Short-Term Investments— 0.4%
	U.S. Treasury Obligation — 0.2%
610	U.S. Treasury Bill, 0.382%, 07/07/16 (n)	610

SHARES
	Investment Companies — 0.2% (g)
28	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.180% (b) (l)	28
590	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.200% (b) (l) †	590

	Total Investment Companies	618

	Total Short-Term Investments (Cost $1,228)	1,228

	Total Investments — 99.2% (Cost $290,877)	291,495
	Other Assets in Excess of Liabilities — 0.8%	2,483

	NET ASSETS — 100.0%	$293,978

Percentages indicated are based on net assets.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(4)	10 Year U.S. Treasury Note	09/21/16	USD	(519)	(1)
(2)	2 Year U.S. Treasury Note	09/30/16	USD	(436)	—	(h)
(5)	5 Year U.S. Treasury Note	09/30/16	USD	(600)	—	(h)

					(1)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
524	EUR	Goldman Sachs International	07/08/16	594	583	(11)
252	EUR	State Street Corp.	07/08/16	282	281	(1)

				876	864	(12)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
7	EUR	Deutsche Bank AG	07/08/16	8	8	— (h)
769	EUR	Union Bank of Switzerland AG	07/08/16	878	857	21

				886	865	21

Credit Default Swaps—Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.:
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/21	1.729%	2,700	88	(81)
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.137	40	(2)	3
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.137	96	(4)	8
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.491	70	(4)	8
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.491	74	(5)	10
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.491	109	(7)	13
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.151	13	(1)	1
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.151	60	(3)	7
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	0.691	42	(2)	4
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	2.254	100	(5)	8
BNP Paribas:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	06/20/21	3.469	310	34	(38)
Canadian Natural Resources Ltd., 5.700%, 05/15/17	1.000% quarterly	06/20/21	2.556	230	16	(18)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/21	2.671	4,220	319	(296)
Standard Chartered Bank, 7.750%, 04/03/18	1.000% quarterly	06/20/21	2.731	EUR 310	28	(34)
Citibank, N.A.:
Beazer Homes USA, Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	3.909	50	(1)	2
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	06/20/21	1.238	3,070	29	(33)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.491	150	(10)	17
Goldman Sachs International:
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	06/20/21	4.997	340	57	(60)
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/16	1.572	100	(2)	4
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	9.915	70	11	(4)
Morgan Stanley Capital Services:
Devon Energy Corp., 7.950%, 04/15/32	1.000% quarterly	06/20/21	3.257	150	15	(25)

					551	(504)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.018%	120	18	(23)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.018	200	30	(59)
CDX.EM.25-V1	1.000% quarterly	06/20/21	3.033	2,990	267	(253)
CMBX.NA.A.6	2.000% monthly	05/11/63	3.057	150	9	2
Citibank, N.A.:
CMBX.NA.A.6	2.000% monthly	05/11/63	3.057	150	9	1
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.018	100	15	(28)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.018	230	35	(59)
Goldman Sachs International:
CMBX.NA.A.6	2.000% monthly	05/11/63	3.057	150	9	2
CMBX.NA.A.6	2.000% monthly	05/11/63	3.057	150	9	3
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000% monthly	05/11/63	3.057	150	9	2

					410	(412)

Centrally Cleared Credit Default Swaps—Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.26-V1	5.000% quarterly	06/20/21	4.361%	400	(15)	5
CDX.NA.IG.25-V1	1.000% quarterly	12/20/20	0.834	6,300	(58)	24
iTraxx Europe 25.1	1.000% quarterly	06/20/21	0.725	EUR 3,850	(67)	50

					(140)	79

Credit Default Swaps—Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428%	80	(49)	53
Barclays Bank plc:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	70	(43)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	220	(135)	141
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	54	(33)	27
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	70	(43)	43
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	140	(86)	81
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	140	(86)	87
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	140	(86)	91
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	6.266	80	0	4
BNP Paribas:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	80	(49)	52
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/16	60.219	240	(5)	87
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	70	(9)	25
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	80	(11)	40
Credit Suisse International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	300	(40)	141
Deutsche Bank AG, New York:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	70	(43)	42
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	70	(43)	45
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	70	(43)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	70	(43)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	80	(49)	48
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	80	(49)	52
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	66.994	70	(29)	33
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	66.994	70	(29)	34
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	66.994	70	(29)	37
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	66.994	70	(29)	37
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	66.994	140	(58)	67
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	40	(5)	18

Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	70	(9)	33
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	80	(11)	38
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	150	(20)	67
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	27	(17)	16
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	6.266	80	0	4
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	6.266	80	0	5
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/16	17.787	60	(2)	11
Union Bank of Switzerland AG:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	10	(6)	6
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	30	(18)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	70	(43)	47
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	80	(49)	53
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	30	(4)	15

					(1,303)	1,737

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A.:
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	390	—	(h)
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	160	7

					7

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABX	—	Asset-Backed Securities Index
ACE	—	Adjusted Current Earnings
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CDX	—	Credit Default Swap Index
CHESLA	—	Connecticut Higher Education Supplemental Loan Authority
CMO	—	Collateralized Mortgage Obligation
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
CSMC	—	Credit Suisse Mortgage Trust
EUR	—	Euro
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GRAN	—	Grant Revenue Anticipation Notes
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
REMIC	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2016.
XLCA	—	Insured by XL Capital Assurance
†	—	Approximately $590 of this investment is restricted as collateral for swaps to various brokers.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	2,842
Aggregate gross unrealized depreciation	(2,224)

Net unrealized appreciation/depreciation	618

Federal income tax cost of investments	290,877

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$745	$9,411	$10,156
Collateralized Mortgage Obligations
Agency CMO	—	28	—	28
Non-Agency CMO	—	6,492	569	7,061

Total Collateralized Mortgage Obligations	—	6,520	569	7,089

Commercial Mortgage-Backed Securities	—	526	3,959	4,485

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Convertible Bonds
Telecommunication Services	—	130	—	130
Corporate Bonds
Consumer Discretionary	—	1,597	—	1,597
Consumer Staples	—	849	—	849
Energy	—	3,158	—	3,158
Financials	—	1,388	—	1,388
Health Care	—	1,221	—	1,221
Industrials	—	1,291	—	1,291
Information Technology	—	949	—	949
Materials	—	330	—	330
Telecommunication Services	—	1,491	—	1,491
Utilities	—	438	—	438

Total Corporate Bonds	—	12,712	—	12,712

Daily Demand Notes
Arizona	—	200	—	200
California	—	200	—	200
Delaware	—	800	—	800
Florida	—	950	—	950
Indiana	—	400	—	400
Kansas	—	465	—	465
Michigan	—	1,480	—	1,480
Mississippi	—	530	—	530
Missouri	—	695	—	695
New York	—	625	—	625
North Carolina	—	2,700	—	2,700
Ohio	—	600	—	600
South Carolina	—	300	—	300
Tennessee	—	150	—	150
Virginia	—	1,450	—	1,450
Washington	—	410	—	410
Wyoming	—	150	—	150

Total Daily Demand Notes	—	12,105	—	12,105

Insurance-Linked Securities	—	4,001	—	4,001

Monthly Demand Notes
California	—	2,504	—	2,504
New York	—	999	—	999
Vermont	—	467	—	467

Total Monthly Demand Notes	—	3,970	—	3,970

Municipal Bonds
Alabama	—	1,284	—	1,284
Alaska	—	973	—	973
Arizona	—	2,226	—	2,226
California	—	3,992	—	3,992
Colorado	—	2,059	—	2,059
Connecticut	—	2,997	—	2,997
Delaware	—	1,093	—	1,093
District of Columbia	—	1,483	—	1,483
Florida	—	11,618	—	11,618
Georgia	—	5,680	—	5,680
Hawaii	—	443	—	443
Illinois	—	8,722	—	8,722
Indiana	—	9,644	—	9,644
Iowa	—	1,461	—	1,461
Kansas	—	2,028	—	2,028
Kentucky	—	3,549	—	3,549
Louisiana	—	4,341	—	4,341
Maine	—	1,566	—	1,566
Maryland	—	1,810	—	1,810
Massachusetts	—	7,549	—	7,549

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Michigan	—	8,891	—	8,891
Minnesota	—	7,340	—	7,340
Mississippi	—	1,346	—	1,346
Missouri	—	3,000	—	3,000
Montana	—	859	—	859
Nebraska	—	808	—	808
Nevada	—	496	—	496
New Hampshire	—	1,483	—	1,483
New Jersey	—	12,085	—	12,085
New Mexico	—	2,101	—	2,101
New York	—	17,610	—	17,610
North Carolina	—	1,324	—	1,324
North Dakota	—	2,069	—	2,069
Ohio	—	6,853	—	6,853
Oklahoma	—	1,917	—	1,917
Oregon	—	3,321	—	3,321
Pennsylvania	—	4,979	—	4,979
Puerto Rico	—	141	—	141
South Carolina	—	3,981	—	3,981
South Dakota	—	1,996	—	1,996
Tennessee	—	2,208	—	2,208
Texas	—	15,464	—	15,464
Utah	—	397	—	397
Vermont	—	2,565	—	2,565
Virginia	—	2,178	—	2,178
Washington	—	4,134	—	4,134
West Virginia	—	1,002	—	1,002
Wisconsin	—	710	—	710
Wyoming	—	875	—	875

Total Municipal Bonds	—	186,651	—	186,651

Annual Demand Notes	—	3,005	—	3,005
Quarterly Demand Notes
Pennsylvania	—	4,000	—	4,000
Texas	—	2,000	—	2,000

Total Quarterly Demand Notes	—	6,000	—	6,000

Weekly Demand Notes
Alaska	—	1,250	—	1,250
California	—	5,091	—	5,091
Florida	—	2,800	—	2,800
Georgia	—	2,993	—	2,993
Illinois	—	255	—	255
Indiana	—	4,230	—	4,230
Massachusetts	—	1,500	—	1,500
Minnesota	—	1,100	—	1,100
New Jersey	—	150	—	150
New York	—	1,848	—	1,848
North Carolina	—	5,875	—	5,875
Oregon	—	340	—	340
Pennsylvania	—	1,990	—	1,990
Rhode Island	—	800	—	800
South Carolina	—	865	—	865
Texas	—	4,360	—	4,360
Virginia	—	1,000	—	1,000

Total Weekly Demand Notes	—	36,447	—	36,447

Loan Assignments
Consumer Staples	—	644	—	644
Energy	—	289	—	289
Health Care	—	295	—	295

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Industrials	—	299	—	299

Total Loan Assignments	—	1,527	—	1,527

Investment Companies	1,989	—	—	1,989
Short-Term Investments
U.S. Treasury Obligation	—	610	—	610
Investment Companies	618	—	—	618

Total Short-Term Investments	618	610	—	1,228

Total Investments in Securities	$2,607	$274,949	$13,939	$291,495

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$21	$—	$21
Swaps	—	600	—	600

Total Appreciation in Other Financial Instruments	$—	$621	$—	$621

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(12)	$—	$(12)
Futures Contracts	(1)	—	—	(1)
Swaps	—	(175)	—	(175)

Total Depreciation in Other Financial Instruments	$(1)	$(187)	$—	$(188)

There were no significant transfers among any levels during the period ended May 31, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Tax Aware Income Opportunities Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016
Investments in Securities
Asset-Backed Securities	$10,767	$(5)	$327	$50		$—	$(1,837)	$109	$—	$9,411
Collateralized Mortgage Obligations — Non-Agency CMO	1,057	(1)	37	—	(a)	—	(363)	298	(459)	569
Commercial Mortgage-Backed Securities	3,887	—	71	1		—	—	—	—	3,959
Corporate Bond — Energy	48	—	—	—		—	—	—	(48)	—

	$15,759	$(6)	$435	$51		$—	$(2,200)	$407	$(507)	$13,939

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than $1,000.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $ 384.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Tax Aware Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at May 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$9,411	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 6.71% (1.36%)
			Constant Default Rate	3.95% - 15.00% (7.37%)
			Yield (Discount Rate of Cash Flows)	1.90% - 7.00% (4.77%)

Asset-Backed Securities	9,411

	269	Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
			Yield (Discount Rate of Cash Flows)	5.50% (5.50%)
Collateralized Mortgage Obligations	269

	3,423	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.46 - 7.45% (6.20%)

Commercial Mortgage-Backed Securities	3,423

Total	$13,103

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2016, the value of these investments was approximately $836,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in thedefault rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate) may decrease or increase the fair value measurement.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of May 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund used total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 96.5%
	Alabama — 0.9%
15,000	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.420%, 06/07/16	15,000
775	Mobile County IDA, PCR, ExxonMobil Project, Rev., VRDO, 0.340%, 06/01/16	775
	The Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project,
8,335	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/07/16	8,335
10,450	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.400%, 06/07/16	10,450
128,500	Tuscaloosa County Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series A, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.400%, 06/07/16	128,500

		163,060

	Alaska — 1.1%
	Alaska Housing Finance Corp., Governmental Purpose,
49,910	Series A, Rev., VRDO, 0.360%, 06/07/16	49,910
31,985	Series B, Rev., VRDO, 0.390%, 06/07/16	31,985
12,300	Alaska Housing Finance Corp., Governmental Purpose, University of Alaska, Series A, Rev., VRDO, 0.400%, 06/07/16	12,300
	Alaska Housing Finance Corp., Home Mortgage,
50,880	Series A, Rev., VRDO, 0.410%, 06/07/16	50,880
25,930	Series B, Rev., VRDO, 0.360%, 06/07/16	25,930
23,500	State of Alaska, International Airports Revenue, Series A, Rev., AMT, LOC: State Street Bank & Trust, 06/07/16	23,500

		194,505

	Arizona — 0.8%
42,300	Ak-Chin Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 06/07/16	42,300
	Arizona Health Facilities Authority, Banner Health,
18,195	Series 2008G, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.410%, 06/07/16	18,195
15,000	Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.410%, 06/07/16	15,000
15,600	City of Mesa, Utility System, Series ROCS-RR-II-R-11032, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.420%, 06/07/16 (e)	15,600
14,475	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.420%, 06/07/16	14,475
2,000	Phoenix City IDA, Multi-Family Housing, Del Mar Terrace Apartments Project, Series A, Rev., VRDO, FHLMC COLL, LIQ: FHLMC, 0.410%, 06/07/16	2,000
37,440	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 06/07/16	37,440

		145,010

	California — 10.5%
28,780	ABAG Finance Authority for Nonprofit Corps., Sharp HealthCare, Series D, Rev., VRDO, LOC: Citibank N.A., 0.390%, 06/07/16	28,780
46,000	Big Bear Lake Industrial, Southwest Gas Corp. Project, Series A, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.400%, 06/07/16	46,000
1,664	California Educational Facilities Authority, Series 3144, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.440%, 06/01/16 (e)	1,664
	California Health Facilities Financing Authority, Adventist Health System,
2,400	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.400%, 06/07/16	2,400
3,500	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.400%, 06/07/16	3,500
11,750	California Health Facilities Financing Authority, City of Hope, Series C, Rev., VRDO, 0.360%, 06/07/16	11,750
23,800	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.360%, 06/07/16	23,800
30,000	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.390%, 06/07/16	30,000
1,220	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.450%, 06/07/16	1,220
2,870	California Municipal Finance Authority, La Sierra University, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.360%, 06/07/16	2,870

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
	California Statewide Communities Development Authority,
45,000	Series 2009 B1, 0.460%, 07/08/16	45,000
17,000	Series 2009 B1, 0.470%, 07/05/16	17,000
13,000	Series 2009 B1, 0.480%, 07/07/16	13,000
22,000	Series 2009 B2, 0.440%, 07/14/16	22,000
11,000	Series 2009 B3, 0.480%, 07/07/16	11,000
45,000	Series 2009 B4, 0.480%, 07/07/16	45,000
10,000	Series 2009 B5, 0.400%, 06/15/16	10,000
35,000	Series 2009 B5, VRDO, 0.260%, 06/02/16	35,000
30,000	Series 2009 D, 0.470%, 07/05/16	30,000
20,000	Series D, 0.440%, 07/14/16	20,000
100	California Statewide Communities Development Authority, John Muir Health, Series A, Rev., VRDO , LOC: Wells Fargo Bank N.A., 0.320%, 06/01/16 (p)	100
	California Statewide Communities Development Authority, Kaiser Permanente,
88,300	Series B, Rev., VRDO, 0.350%, 06/07/16	88,300
39,100	Series B, Rev., VRDO, 0.360%, 06/07/16	39,100
31,350	Series C-1, Rev., VRDO, 0.360%, 06/07/16	31,350
49,450	Series C-2, Rev., VRDO, 0.360%, 06/07/16	49,450
96,280	Series E, Rev., VRDO, 0.350%, 06/07/16	96,280
133,850	Series M, Rev., VRDO, 0.360%, 06/07/16	133,850
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 06/07/16	3,650
8,700	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 06/07/16	8,700
9,565	California Statewide Communities Development Authority, PCR, Chevron U.S.A., Inc. Project, Series 2002, Rev., VRDO, 0.280%, 06/01/16	9,565
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.400%, 06/07/16	1,400
52,200	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.400%, 06/07/16	52,200
50,430	City of Riverside, Riverside Renaissance Projects, Series 2008, COP, VRDO, LOC: Bank of America N.A., 0.400%, 06/07/16	50,430
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.390%, 06/07/16	900
80,000	County of Kern, Rev., TAN, 7.000%, 06/30/16	80,423
70,000	County of Los Angeles, Rev., TAN, 5.000%, 06/30/16	70,260
35,000	County of Santa Cruz, Rev., TAN, 2.000%, 06/30/16	35,047
26,660	Eastern Municipal Water District, Refunding Water and Wastewater, Series C, Rev., VRDO, 0.360%, 06/07/16	26,660
1,500	Irvine Ranch Water District, Nos. 105, 140, 240 & 250, CONS, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.380%, 06/07/16	1,500
31,745	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax, Series 2014 B, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.390%, 06/07/16	31,745
	Los Angeles Community College District,
10,800	Series ROCS-RR-II-R-11768, GO, VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.420%, 06/07/16 (e)	10,800
11,820	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.420%, 06/07/16 (e)	11,820
	Los Angeles Department of Water & Power, Power System,
25,000	Series B, Subseries B-2, Rev., VRDO, 0.360%, 06/07/16	25,000
52,900	Series B, Subseries B-7, Rev., VRDO, 0.370%, 06/07/16	52,900
9,200	Los Angeles Department of Water & Power, Waterworks, Series B, Subseries B-3, Rev., VRDO, 0.360%, 06/07/16	9,200
	Metropolitan Water District of Southern California,
11,500	Series A-1, Rev., VRDO, 0.360%, 06/07/16	11,500
26,050	Series A-2, Rev., 0.360%, 06/07/16	26,050
	Regents of the University of California,
10,000	Series AL-1, Rev., VRDO, 0.370%, 06/07/16	10,000
14,850	Series AL-4, Rev., VRDO, 0.360%, 06/07/16	14,850
16,140	Riverside County Transportation Commission, Sales Tax, Series C, Rev., VRDO, 0.370%, 06/07/16	16,140

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
5,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, 0.450%, 06/07/16	5,000
60,035	Sacramento County Sanitation Districts Financing Authority, Sub-Lien, Sacramento Regional County Sanitation District, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.390%, 06/07/16	60,035
18,000	San Diego Community College District, Series ROCS-RR-II-R-11775, GO, VRDO, LIQ: Citibank N.A., 0.420%, 06/07/16 (e)	18,000
4,775	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.400%, 06/07/16	4,775
17,000	San Francisco City & County Redevelopment Agency, Airport Commission City, California San Francisco International Airport, Series 36A, Rev., VRDO, LOC: U.S. Bank N.A., 0.400%, 06/07/16	17,000
6,240	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Notre Dame Apartments, Series G, Rev., VRDO, AMT, LOC: Citibank N.A., 0.410%, 06/07/16	6,240
27,000	San Francisco City & County, Public Utility Commission, Wastewater, Series A-1, LOC: Wells Fargo Bank N.A., 0.430%, 06/22/16	27,000
32,400	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/07/16	32,400
39,130	Southern California Public Power Authority, Magnolia Power Project A, Series 2009-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.380%, 06/07/16	39,130
	State of California,
20,000	Series A-1, LOC: Wells Fargo Bank N.A., 0.470%, 08/04/16	20,000
31,300	Series A-2, LOC: Royal Bank of Canada, 0.160%, 06/07/16	31,300
23,075	Series A-2, LOC: Royal Bank of Canada, 0.410%, 06/14/16	23,075
31,000	Series A-2, LOC: Royal Bank of Canada, 0.500%, 07/20/16	31,000
10,000	Series B, Subseries B-1, GO, VRDO, LOC: Mizuho Bank Ltd., 0.380%, 06/07/16	10,000
34,200	State of California, Kindergarten, Series A7, GO, VRDO, LOC: Citibank N.A., 0.380%, 06/07/16	34,200
33,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.450%, 06/07/16	33,000
	Tender Option Bond Trust Receipts,
6,250	Rev., VRDO, 0.430%, 06/07/16	6,250
55,260	Series 2016-XF0431, GO, VRDO, LIQ: Bank of America N.A., 0.400%, 06/07/16	55,260

		1,852,819

	Colorado — 3.5%
22,210	City of Colorado Springs, Utilities Revenue System, Sub Lien, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/07/16	22,210
	City of Colorado Springs, Utilities System Improvement,
10,800	Series A, Rev., VRDO, 0.400%, 06/07/16	10,800
43,565	Series A, Rev., VRDO, 0.400%, 06/07/16	43,565
20,000	City of Colorado Springs, Utilities System, Sub Lien, Series A, Rev., VRDO, 0.400%, 06/07/16	20,000
60,590	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Series 2012, Rev., VRDO, 0.410%, 06/07/16	60,590
105,000	Colorado Educational Loan program, Series 2015A, Rev., TAN, 1.500%, 06/29/16	105,097
10,300	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.390%, 06/07/16	10,300
745	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, FHLB, 0.410%, 06/07/16	745
11,460	Colorado Housing & Finance Authority, Multi-Family Housing, Terrace Park Apartments Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.420%, 06/07/16	11,460
	Colorado Housing & Finance Authority, Single Family Mortgage,
49,825	Series B-2, Class I, Rev., VRDO, AMT, 0.420%, 06/07/16	49,825
40,645	Series B-3, Class I, Rev., VRDO, FHLB, LOC: FHLB, 0.420%, 06/07/16	40,645

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Colorado — continued
15,010	County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.420%, 06/07/16	15,010
35,075	Moffat County, PCR, Tri-State Generation and Transmission Association, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 06/07/16	35,075
195,000	State of Colorado, General Fund, Series 2015A, Rev., TAN, 1.500%, 06/28/16	195,175

		620,497

	Connecticut — 0.3%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
35,000	Series C, Subseries C-2, Rev., VRDO, AMT, 0.420%, 06/07/16	35,000
21,935	Series D, Subseries D-3, Rev., VRDO, AMT, 0.410%, 06/07/16	21,935

		56,935

	Delaware — 0.3%
13,800	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, BHAC, 0.400%, 06/07/16	13,800
28,155	County of New Castle, Multi-Family Rental Housing, Fairfield English Village Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.420%, 06/07/16	28,155
8,525	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 0.400%, 06/07/16	8,525
200	University of Delaware, Series B, Rev., VRDO, 0.370%, 06/01/16	200

		50,680

	District of Columbia — 0.4%
1,730	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 06/07/16	1,730
21,850	District of Columbia, Georgetown University, Series 2007 C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.400%, 06/07/16	21,850
1,848	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.570%, 06/07/16	1,848
12,125	District of Columbia, Water & Sewer Authority, Public Utility, Subordinate Lien, Series B, Subseries B-1, Rev., VRDO, 0.390%, 06/07/16	12,125
18,775	Metropolitan Washington Airports Authority, Subseries D-2, Rev., VRDO, LOC: TD Bank N.A., 0.410%, 06/07/16	18,775
9,395	Metropolitan Washington Airports Authority, Airport System, Series D, Subseries D2, Rev., VRDO, LOC: TD Bank N.A., 0.360%, 06/01/16	9,395

		65,723

	Florida — 2.9%
31,240	Alachua County Health Facilities Authority, Series 2008-A, LOC: Bank of America N.A., 0.430%, 07/06/16	31,240
20,100	County of Hillsborough, Series A, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.450%, 06/30/16	20,100
	Eclipse Funding Trust, Solar Eclipse, Various States,
38,300	Series 2007-0045, Rev., VRDO, LIQ: U.S. Bank N.A., 0.350%, 06/01/16	38,300
20,495	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., 0.400%, 06/07/16	20,495
18,765	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.370%, 06/07/16	18,765
1,400	Florida Housing Finance Corp., Multi-Family Mortgage, Tuscany Lake Apartments, Rev., FNMA, LIQ: FNMA, 0.450%, 06/07/16	1,400
18,410	Gainesville Utility Systems, Series A, Rev., VRDO, 0.370%, 06/01/16	18,410
	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group,
44,150	Series I-1, Rev., VRDO, 0.380%, 06/07/16	44,150
48,000	Series I-2, Rev., VRDO, 0.370%, 06/07/16	48,000
15,100	Series I-3, Rev., VRDO, 0.370%, 06/07/16	15,100
18,300	Series I-4, Rev., VRDO, 0.390%, 06/07/16	18,300
	JEA, Electric System,
21,500	Series B-2, Rev., VRDO, 0.390%, 06/07/16	21,500
27,600	Series B-3, Rev., VRDO, 0.390%, 06/07/16	27,600
14,000	Subseries D, Rev., VRDO, 0.350%, 06/01/16	14,000
44,520	JEA, Water and Sewer System, Series A-1, Rev., VRDO, 0.310%, 06/01/16	44,520
200	JEA, Water and Sewer Systems, Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.420%, 06/07/16	200
	Orange County Health Facilities Authority, The Nemours Foundation Project,
3,575	Series 2009C-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.420%, 06/07/16	3,575

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Florida — continued
18,185	Series 2009C-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.420%, 06/07/16	18,185
28,820	Series B, Rev., VRDO, LOC: Northern Trust Co., 0.420%, 06/07/16	28,820
22,585	Orange County School Board, Certificates of Participation, Series 2008C, COP, VRDO, LOC: Bank of America N.A., 0.410%, 06/07/16	22,585
22,285	Orange County Tourist Development Tax, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.420%, 06/07/16 (e)	22,285
675	South Florida Water Management District, Series ROCS RR II R-12313, COP, VRDO, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.370%, 06/01/16	675
	Tender Option Bond Trust Receipts,
14,900	Series 2015-XF0251, Rev., VRDO, 0.420%, 06/07/16	14,900
16,575	Series 2016-XG0002, Rev., VRDO, 0.420%, 06/07/16	16,575

		509,680

	Georgia — 1.8%
47,400	Burke County Development Authorities, Pollution Control, Oglethorpe Power Corp. Vogtle Project, Series 2010A, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 06/07/16	47,400
7,460	DeKalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.440%, 06/07/16	7,460
10,735	DeKalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.440%, 06/07/16	10,735
111,765	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Project, Rev., VRDO, 0.400%, 06/07/16	111,765
9,420	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2006-0074, Rev., VAR, AGM, LIQ: U.S. Bank N.A., 0.400%, 06/07/16	9,420
17,700	Georgia Municipal Electric Authority, Project One, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.370%, 06/07/16	17,700
2,770	Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.560%, 06/07/16	2,770
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VAR, BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.420%, 06/07/16	5,940
400	Marietta City Housing Authority, Multi-Family Housing, Concepts 21 - Delk Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.420%, 06/07/16 (p)	400
	Private Colleges & Universities Authority, Emory University,
500	Series B-1, Rev., VRDO, 0.400%, 06/07/16	500
46,725	Series B-2, Rev., VRDO, 0.380%, 06/07/16	46,725
43,295	Series C-1, Rev., VRDO, 0.390%, 06/07/16	43,295
22,000	Series C-5, Rev., VRDO, 0.390%, 06/07/16	22,000

		326,110

	Idaho — 1.1%
9,100	Coeur d’Alene Tribe, GO, VRDO, LOC: Bank of America N.A., 0.420%, 06/07/16	9,100
7,370	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.400%, 06/07/16	7,370
180,000	State of Idaho, GO, TAN, 2.000%, 06/30/16	180,243

		196,713

	Illinois — 4.8%
57,995	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.420%, 06/07/16	57,995
140,600	Chicago O’Hare International Airport, Third Lien, Series C, Rev., VRDO, LOC: Citibank N.A., 0.410%, 06/07/16	140,600
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: PNC Bank N.A., 0.410%, 06/07/16	4,300
16,735	County of Cook, Illinois, Catholic Theological Union Project, Series 2005, Rev., VRDO, LOC: U.S. Bank N.A., 0.380%, 06/07/16	16,735
10,300	County of Cook, Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.450%, 06/07/16	10,300
1,140	County of Lake, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.460%, 06/07/16	1,140
19,585	County of Will, Environmental Facilities, ExxonMobil Project, Series 2001, Rev., VRDO, AMT, 0.370%, 06/01/16	19,585

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Illinois — continued
5,065	County of Will, Village of Romeoville, Lewis University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.350%, 06/01/16	5,065
10,000	Illinois Development Finance Authority, Residential Rental, F.C. Harris Pavilion Project, Rev., VRDO, FNMA, LIQ: FHLMC, 0.460%, 06/07/16	10,000
13,000	Illinois Development Finance Authority, Village of Oak Park Residence Corporation Project, Series 2001, Rev., VRDO, LOC: PNC Bank N.A., 0.410%, 06/07/16	13,000
6,200	Illinois Educational Facilities Authority, Adler Planetarium, Series 1997, Rev., VRDO, LOC: PNC Bank N.A., 0.390%, 06/07/16	6,200
49,230	Illinois Finance Authority, Advocate Healthcare Network, Series C-2A, Rev., VRDO, 0.370%, 06/07/16	49,230
12,790	Illinois Finance Authority, Bradley University, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.400%, 06/07/16	12,790
65,865	Illinois Finance Authority, Chicago Symphony Orchestra, Rev., VRDO, LOC: PNC Bank N.A., 0.400%, 06/07/16	65,865
21,250	Illinois Finance Authority, Edward Hospital Obligated Group, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.400%, 06/07/16	21,250
31,735	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-4, Rev., VRDO, 0.370%, 06/07/16	31,735
13,500	Illinois Finance Authority, Northwestern University, Subseries C, Rev., VRDO, 0.390%, 06/07/16	13,500
	Illinois Finance Authority, University of Chicago,
76,576	Rev., VRDO, 0.400%, 06/07/16	76,576
23,045	Series B, Rev., VRDO, 0.440%, 06/07/16	23,045
39,545	Series C, Rev., VRDO, 0.430%, 06/07/16	39,545
	Illinois Finance Authority, University of Chicago Medical Center,
25,000	Series D-1, Rev., VRDO, LOC: PNC Bank N.A., 0.360%, 06/01/16	25,000
2,600	Series E-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.350%, 06/01/16	2,600
6,900	Illinois Housing Development Authority, Homeowner Mortgage, Series C-3, Rev., VRDO, AMT, 0.430%, 06/07/16	6,900
	Illinois State Toll Highway Authority, Toll Highway,
30,000	Series A-1B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.410%, 06/07/16	30,000
50,000	Series A-1B, Rev., VRDO, AGM, 0.420%, 06/07/16	50,000
51,900	Series A-2A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.410%, 06/07/16	51,900
21,300	Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.450%, 06/07/16	21,300
17,705	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.570%, 06/07/16 (e)	17,705
6,530	Regional Transportation Authority, Series SGC-55, Class A, GO, FGIC, LOC: Societe Generale, 0.450%, 06/07/16	6,530
13,635	Tender Option Bond Trust Receipts, Series 2016-XF0435, Rev., VRDO, LIQ: Bank of America N.A., 0.400%, 06/07/16	13,635

		844,026

	Indiana — 3.2%
9,600	City of Madison, Economic Development, Arvin Sango, Inc. Project, Series 1987, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.440%, 06/07/16	9,600
9,100	City of Rockport, PCR, AEP Generating Co. Project, Series A, Rev., VRDO, 0.440%, 06/07/16	9,100
25,425	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., 0.400%, 06/07/16	25,425
36,340	Indiana Finance Authority, Health System, Series I, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.380%, 06/07/16	36,340
174,775	Indiana Finance Authority, Trinity Health, Series 2008 D-2, 0.410%, 06/15/16	174,775
19,610	Indiana Health & Educational Facility Financing Authority, Community Hospital of Lagrange County, Inc. Project, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.400%, 06/07/16	19,610
	Indiana Health Facility Financing Authority, Ascension Health,
29,400	Series A-2, Rev., VRDO, 0.400%, 06/07/16	29,400
57,810	Series E-6, Rev., VRDO, 0.400%, 06/07/16	57,810

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Indiana — continued
8,700	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.370%, 06/07/16	8,700
35,275	Indiana State Finance Authority, Ascension Health Senior Credit Group, Series E-8, Rev., VRDO, 0.400%, 06/07/16	35,275
13,830	Indiana State Finance Authority, Environmental, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.310%, 06/01/16	13,830
33,425	Indiana State Finance Authority, Lease Appropriation, Stadium Project, Series A-2, Rev., VRDO, 0.380%, 06/07/16	33,425
36,000	Indiana State Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.400%, 06/07/16	36,000
70,585	Indiana State Finance Authority, Parkview Health System, Series C, Rev., VRDO, LOC: PNC Bank N.A., 0.390%, 06/07/16	70,585

		559,875

	Iowa — 0.5%
7,690	Iowa Finance Authority, Midwest Disaster Area, Chrisbro III, Inc. Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.420%, 06/07/16	7,690
80,800	Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Company Project, Rev., VRDO, 0.370%, 06/07/16	80,800

		88,490

	Kansas — 0.3%
30,315	Kansas State Department of Transportation, Highway, Series C-2, Rev., VRDO, 0.370%, 06/07/16	30,315
19,720	Olathe Health Facilities, Olathe Medical Center, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/01/16	19,720

		50,035

	Kentucky — 0.6%
33,200	County of Carroll, Environmental Facilities, Kentucky Utilities Co. Project, Series A, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.420%, 06/07/16	33,200
10,100	County of Carroll, Solid Waste Disposal, Colotex Corp. Project, Rev., VRDO, AMT, LOC: Bank of America N.A., 0.420%, 06/07/16	10,100
32,000	County of Louisville & Jefferson, Metropolitan Government Norton Healthcare, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.390%, 06/07/16	32,000
32,600	Louisville Regional Airport Authority, Special Facilities, BT-OH, LLC Project, Series A, Rev., VRDO, AMT, 0.370%, 06/01/16	32,600

		107,900

	Louisiana — 0.1%
17,335	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., 0.410%, 06/07/16	17,335
7,240	State of Louisiana, Gas & Fuels Tax, Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.430%, 06/07/16 (e)	7,240

		24,575

	Maryland — 2.4%
49,900	County of Baltimore, Consolidated Public Improvement, 0.450%, 07/06/16	49,900
31,500	County of Baltimore, Metropolitan District, Series 2011, 0.420%, 07/08/16	31,500
15,200	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments, Series E, Rev., VRDO, FHLMC, LOC: FHLMC, 0.420%, 06/07/16	15,200
6,400	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.400%, 06/07/16	6,400
11,700	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.440%, 06/07/16	11,700
	Maryland Community Development Administration, Department of Housing & Community Development, Residential,
46,690	Series D, Rev., VRDO, AMT, LOC: PNC Bank N.A., 0.440%, 06/07/16	46,690
58,800	Series J, Rev., VRDO, AMT, 0.420%, 06/07/16	58,800
72,750	Maryland Economic Development Corp., Multi-Modal, Howard Hughes Medical Institute Project, Series B, Rev., VRDO, 0.390%, 06/07/16	72,750

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Maryland — continued
26,100	Maryland Health & Higher Education Facilities Authority, Pooled Loan Program, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.380%, 06/07/16	26,100
	Maryland Health & Higher Educational Facilities Authority,
6,300	Series B, Rev., VRDO, LOC: TD Bank N.A., 0.370%, 06/07/16	6,300
36,110	Series B, 0.410%, 06/15/16	36,110
16,100	Maryland Health & Higher Educational Facilities Authority, John Hopkins University, Series A, Rev., VRDO, 0.380%, 06/07/16	16,100
4,454	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 06/07/16	4,454
1,100	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.340%, 06/01/16	1,100
30,415	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, 0.400%, 06/07/16	30,415
15,400	Maryland Transportation Authority, Passenger Facility, Baltimore/Washington International Thurgood Marshall Airport, Series 2012 C, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.420%, 06/07/16	15,400
2,000	Montgomery County Housing Opportunities Commission, Oakfield Apartments, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.440%, 06/07/16	2,000

		430,919

	Massachusetts — 3.4%
	Commonwealth of Massachusetts,
145,000	Series C, GO, RAN, 2.000%, 06/22/16	145,151
100,000	Series I, 0.430%, 06/23/16	100,000
20,000	Series I, 0.440%, 06/23/16	20,000
40,000	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A, GO, VRDO, 0.390%, 06/07/16	40,000
500	Massachusetts Development Finance Agency, Partners HealthCare System, Series K-1, Rev., VRDO, 0.370%, 06/07/16	500
18,000	Massachusetts Health & Educational Facilities Authority, Series H-2, 0.480%, 06/06/16	18,000
29,700	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System, Series I-2, Rev., VRDO, 0.390%, 06/07/16	29,700
51,000	Massachusetts Port Authority, Series 2008 B, LOC: TD Bank N.A., 0.170%, 06/07/16	51,000
	Massachusetts School Building Authority,
78,750	Series A, LOC: Bank of America N.A., 0.420%, 07/05/16	78,750
26,000	Series A, LOC: Bank of America N.A., 0.470%, 08/04/16	26,000
2,300	Massachusetts State Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.520%, 06/07/16	2,300
24,200	Massachusetts State Health & Educational Facilities Authority, Amherst College, Series J-1, Rev., VRDO, 0.390%, 06/07/16	24,200
13,070	Massachusetts State Health & Educational Facilities Authority, Baystate Medical Center, Series G, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.350%, 06/01/16	13,070
	Massachusetts State Health & Educational Facilities Authority, Capital Asset Program,
24,980	Series M-2, Rev., VRDO, LOC: Bank of America N.A., 0.430%, 06/07/16	24,980
2,500	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.430%, 06/07/16	2,500
22,000	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 0.400%, 06/07/16	22,000

		598,151

	Michigan — 2.5%
34,140	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Rev., VRDO, 0.370%, 06/07/16	34,140
20,000	Michigan Finance Authority, Hospital Project & Refunding, Ascension Senior Credit Group, Series 2016 E-2, Rev., VRDO, 0.400%, 06/07/16	20,000
12,803	Michigan Finance Authority, Student Loan, Series 22-A, Rev., VRDO, LOC: State Street Bank & Trust, 0.410%, 06/07/16	12,803
87,265	Michigan State Building Authority, Series 7, LOC: U.S. Bank N.A., 0.470%, 07/07/16	87,265
	Michigan State Hospital Finance Authority,
39,875	Series 2008 C, 0.440%, 07/06/16	39,875
117,735	Series 2008 C, 0.460%, 08/04/16	117,735
15,380	Regents of the University of Michigan, Series 2012 A, Rev., VRDO, 0.380%, 06/07/16	15,380

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Michigan — continued
11,580	Tender Option Bond Trust Receipts, Series 2016-XF0394, Rev., VRDO, LIQ: Bank of America N.A., 0.440%, 06/07/16	11,580
	University of Michigan,
65,790	Series B, Rev., VRDO, 0.380%, 06/07/16	65,790
45,700	Series B, 0.430%, 07/01/16	45,700

		450,268

	Minnesota — 3.5%
50,000	City of Jacksonville, Series 2016, 0.420%, 06/01/16	50,000
	City of Rochester, Health Care Facilities, Mayo Clinic,
75,000	0.440%, 06/15/16	75,000
13,000	Series 2000 A, 0.410%, 06/15/16	13,000
119,400	Series 2000 B, LIQ: U.S. Bank N.A., 0.440%, 07/15/16	119,400
47,050	Series A, Rev., VRDO, 0.370%, 06/07/16	47,050
18,800	City of Rochester, Minnesota Health Care Facilities, Mayo Foundation, Rev., 0.390%, 06/07/16	18,800
7,000	County of Hennepin, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.370%, 06/07/16	7,000
	Eclipse Funding Trust, Solar Eclipse, Various States,
30,345	Series 2007-0003, Rev., VAR, AGM, LIQ: U.S. Bank N.A., 0.400%, 06/07/16	30,345
19,970	Series 2007-0015, Rev., VRDO, LIQ: U.S. Bank N.A., 0.400%, 06/07/16	19,970
30,515	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., 0.400%, 06/07/16	30,515
19,285	Series 2007-0059, Rev., VRDO, LIQ: U.S. Bank N.A., 0.350%, 06/01/16	19,285
8,500	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.370%, 06/07/16	8,500
37,570	Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System, Series C-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.370%, 06/07/16	37,570
43,700	Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System,, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.390%, 06/07/16	43,700
	Minnesota Housing Finance Agency, Residential Housing Finance,
4,865	Series B, Rev., VRDO, AMT, 0.420%, 06/07/16	4,865
20,000	Series C, Rev., VRDO, AMT, FHLB, 0.420%, 06/07/16	20,000
7,640	Series J, Rev., VRDO, AMT, 0.420%, 06/07/16	7,640
12,580	Series S, Rev., VRDO, AMT, 0.420%, 06/07/16	12,580
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LOC: Royal Bank of Canada, 0.410%, 06/07/16 (e)	24,990
21,250	Rochester, Minnesota Health Care Facilities, Mayo Foundation, Series C, Rev., VRDO, 0.370%, 06/07/16	21,250

		611,460

	Mississippi — 1.1%
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project,
3,700	Series A, Rev., VRDO, 0.340%, 06/01/16	3,700
30,400	Series A, Rev., VRDO, 0.400%, 06/07/16	30,400
19,000	Series B, Rev., VRDO, 0.400%, 06/07/16	19,000
25,000	Series C, Rev., VRDO, 0.400%, 06/07/16	25,000
40,000	Series D, Rev., VRDO, 0.400%, 06/07/16	40,000
30,000	Series E, Rev., VRDO, 0.400%, 06/07/16	30,000
325	Series F, Rev., VRDO, 0.350%, 06/01/16	325
32,875	Series F, Rev., VRDO, 0.370%, 06/07/16	32,875
10,430	Mississippi Hospital Equipment & Facilities Authority, Rev., VRDO, 0.380%, 06/07/16	10,430

		191,730

	Missouri — 3.0%
59,075	City of Kansas, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.410%, 06/07/16	59,075
	Curators of University of Missouri,
20,000	Series A, 0.400%, 06/02/16	20,000
70,543	Series A, 0.420%, 06/15/16	70,543
11,715	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2007-0062, Rev., VRDO, LIQ: U.S. Bank N.A., 0.410%, 06/07/16	11,715
725	Kansas City IDA, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.610%, 06/07/16	725

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Missouri — continued
32,700	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.380%, 06/01/16	32,700
	Missouri State Health & Educational Facilities Authority,
36,445	Series 2000, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/07/16	36,445
48,000	Series 2014 B, 0.450%, 07/06/16	48,000
25,000	Series D, 0.500%, 06/07/16	25,000
48,000	Series E, 0.440%, 07/06/16	48,000
69,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series D, Rev., VRDO, 0.370%, 06/07/16	69,000
2,500	Missouri State Health & Educational Facilities Authority, Educational Facilities, Washington University, Series C, Rev., VRDO, 0.350%, 06/01/16	2,500
48,725	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series G, Rev., VRDO, 0.370%, 06/07/16	48,725
2,120	Missouri State Health & Educational Facilities Authority, Saint Louis University, Series A-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.310%, 06/01/16	2,120
50,000	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series F, Rev., VRDO, 0.370%, 06/07/16	50,000
7,275	Missouri State Health & Educational Facilities Authority, State Louis University, Series B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.350%, 06/01/16	7,275
3,800	Missouri State Health & Educational Facilities Authority, Washington University, Series C, Rev., VRDO, 0.350%, 06/01/16	3,800

		535,623

	Nebraska — 0.2%
29,295	County of Lancaster, Hospital Authority No. 1, BryanLGH Medical Center, Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.400%, 06/07/16	29,295

	Nevada — 3.4%
29,335	City of Reno, Renown Regional Medical Center, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.410%, 06/07/16	29,335
	Clark County, Nevada Airport System, Sub Lien,
51,175	Series 2011 B-1, Rev., AMT, LOC: Citibank N.A., 0.410%, 06/07/16	51,175
24,975	Series D-2B, Rev., VRDO, LOC: Royal Bank of Canada, 0.390%, 06/07/16	24,975
39,150	Series D-3, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/07/16	39,150
69,850	Clark County, Nevada Las Vegas-McCarran International Airport, Passenger Facility Charge, Series F-2, Rev., VRDO, LOC: Union Bank N.A., 0.400%, 06/07/16	69,850
28,735	County of Clark, Airport, Series A, GO, VRDO, AMT, 0.410%, 06/07/16	28,735
	County of Clark, Airport System Subordinate Lien,
58,920	Series D-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.400%, 06/07/16	58,920
93,100	Series D-2A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.400%, 06/07/16	93,100
150,000	Las Vegas Valley Water District, Series 04-B, 0.420%, 07/01/16	150,000
	Nevada Housing Division, Multi-Unit Housing,
8,550	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.450%, 06/07/16	8,550
13,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.550%, 06/07/16	13,900
2,850	Series M, Rev., VAR, LOC: U.S. Bank N.A., 0.450%, 06/07/16	2,850
3,395	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.450%, 06/07/16	3,395
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.450%, 06/07/16	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.450%, 06/07/16	12,710

		604,495

	New Hampshire — 0.0% (g)
7,000	New Hampshire Health & Educational Facilities Authority, Series 2011 B, Rev., AMT, LOC: Royal Bank of Canada, 0.430%, 06/07/16	7,000

	New Jersey — 0.2%
	New Jersey Housing & Mortgage Finance Agency, Single Family Housing,
11,460	Series I, Rev., VRDO, AMT, 0.420%, 06/07/16	11,460
17,200	Series R, Rev., VRDO, 0.430%, 06/07/16	17,200

		28,660

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New Mexico — 0.5%
21,485	New Mexico Finance Authority, State Transportation, Senior Lien, Rev., 2.000%, 06/15/16	21,499
23,065	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.400%, 06/07/16	23,065
	University of New Mexico, Subordinate Lien System,
27,755	Series 2001, Rev., VRDO, 0.390%, 06/07/16	27,755
16,650	Series B, Rev., VRDO, 0.390%, 06/07/16	16,650

		88,969

	New York — 22.1%
5,450	City of New York, Cultural Reserve, Alvin Ailey Dance Foundation, Inc, Series 2003, Rev., VRDO, LOC: Citibank N.A., 0.390%, 06/07/16	5,450
1,500	City of New York, Fiscal Year 1994, Subseries H-3, GO, VRDO, AGM, 0.360%, 06/01/16	1,500
	City of New York, Fiscal Year 2004,
17,850	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.460%, 06/07/16	17,850
11,000	Series A, Subseries A-4, GO, VRDO, LOC: Bank of Montreal, 0.380%, 06/07/16	11,000
8,330	Subseries H-1, GO, VRDO, LOC: Bank of New York Mellon, 0.350%, 06/01/16	8,330
1,325	Subseries H-4, GO, VRDO, LOC: Bank of New York Mellon, 0.350%, 06/01/16	1,325
	City of New York, Fiscal Year 2006,
22,770	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.400%, 06/07/16	22,770
34,100	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.400%, 06/07/16	34,100
23,200	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.410%, 06/07/16	23,200
34,200	Series F, Subseries F-4B, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.400%, 06/07/16	34,200
30,750	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.360%, 06/01/16	30,750
25,000	Series I, Subseries I-4, GO, VRDO, LOC: TD Bank N.A., 0.350%, 06/01/16	25,000
	City of New York, Fiscal Year 2008,
37,700	Series D, Subseries D-4, GO, VRDO, LOC: BMO Harris Bank N.A., 0.380%, 06/07/16	37,700
62,040	Series J, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.390%, 06/01/16	62,040
61,735	Series J, Subseries J-10, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.400%, 06/07/16	61,735
18,975	Series L, Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.350%, 06/01/16	18,975
	City of New York, Fiscal Year 2012,
5,760	Series A, Subseries A-3, GO, VRDO, LIQ: Landesbank Hessen-Thuringen, 0.380%, 06/01/16	5,760
37,300	Series A, Subseries A-5, GO, VRDO, LOC: Royal Bank of Canada, 0.350%, 06/01/16	37,300
10,620	Series D, Subseries D-3A, GO, VRDO, LOC: California Public Employees Retirement System, 0.350%, 06/01/16	10,620
2,800	Series D, Subseries D-3B, GO, VRDO, LOC: Royal Bank of Canada, 0.350%, 06/01/16	2,800
52,600	Series G, Subseries G-3, GO, VRDO, LOC: Citibank N.A., 0.380%, 06/07/16	52,600
86,690	Series G, Subseries G-4, GO, VRDO, LOC: Citibank N.A., 0.380%, 06/07/16	86,690
18,225	Series I, GO, 5.000%, 08/01/16	18,370
	City of New York, Fiscal Year 2013,
53,180	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.350%, 06/01/16	53,180
12,750	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.390%, 06/07/16	12,750
	City of New York, Fiscal Year 2014,
16,050	Series D, Subseries D-5, GO, VRDO, 0.360%, 06/01/16	16,050
13,000	Subseries D-4, GO, VRDO, LOC: TD Bank N.A., 0.340%, 06/01/16	13,000
3,450	City of New York, Fiscal Year 2015, Series F, Subseries F-7, GO, VRDO, LOC: Royal Bank of Canada, 0.350%, 06/01/16	3,450
31,635	City of Rochester, Series II, GO, BAN, 1.500%, 08/05/16	31,703
48,215	EAGLE Tax-Exempt Trust, Series 0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.440%, 06/07/16	48,215

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
20,455	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2006-0159, Rev., VAR, LIQ: U.S. Bank N.A., 0.400%, 06/07/16	20,455
	Metropolitan Transportation Authority,
20,000	Subseries B-1, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.390%, 06/07/16	20,000
138,600	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 06/07/16	138,600
3,620	Subseries E-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.350%, 06/01/16	3,620
44,200	Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.380%, 06/07/16	44,200
18,000	Subseries E-3, Rev., VRDO, LOC: Citibank N.A., 0.380%, 06/07/16	18,000
	Metropolitan Transportation Authority, Dedicated Tax Fund,
500	Series A, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.350%, 06/01/16	500
120,000	Series A, Subseries A-1, Rev., BAN, 0.750%, 06/01/16	120,000
45,000	Series A, Subseries A-8, Rev., BAN, 0.750%, 06/01/16	45,000
10,000	Metropolitan Transportation Authority, New York, Subseries G-2, Rev., VRDO, LOC: TD Bank N.A., 0.370%, 06/07/16	10,000
20,000	Metropolitan Transportation Authority, Transportation, Series 2012E, Subseries 2005E-3, Rev., VRDO, LOC: Bank of Montreal, 0.400%, 06/07/16	20,000
19,350	Nassau County Interim Finance Authority, A Public Benefit Corp., of the State of New York, Sales Tax Secured, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.400%, 06/07/16	19,350
15,570	Nassau Health Care Corp., Subseries B-2, Rev., VRDO, LOC: TD Bank N.A., 0.400%, 06/07/16	15,570
124,300	Nassau Interim Finance Authority, Sales Tax Secured, Series A, Rev., VRDO, 0.400%, 06/07/16	124,300
8,750	New York City Health & Hospital Corp., Health System, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.420%, 06/07/16	8,750
20,000	New York City Housing Development Corp., Multi-Family Housing, First Ave. Development, Rev., FNMA, LOC: FNMA, 0.410%, 06/07/16	20,000
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 06/07/16	4,760
25,000	New York City Housing Development Corp., Multi-Family Mortgage, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 06/07/16	25,000
2,800	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.410%, 06/07/16	2,800
7,255	New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 06/07/16	7,255
13,600	New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 06/07/16	13,600
8,230	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.440%, 06/07/16	8,230
44,900	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.410%, 06/07/16	44,900
27,300	New York City Housing Development Corp., Multi-Family Rental Housing, Atlantic Court Apartments, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.410%, 06/07/16	27,300
47,800	New York City Housing Development Corp., Multi-Family Rental Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.390%, 06/07/16	47,800
2,930	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 06/07/16	2,930
45,000	New York City Industrial Development Agency, 123 Washington LLC Project, Series 2007, Rev., VRDO, LOC: Bank of China, 0.450%, 06/01/16	45,000
71,500	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2001, Series F, Subseries F-1, Rev., VRDO, LOC: Dexia S.A., 0.360%, 06/01/16	71,500

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
23,905	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2003, Series F, Subseries F-2, Rev., VRDO, LOC: Citibank N.A., 0.350%, 06/01/16	23,905
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008,
64,400	Rev., VRDO, 0.400%, 06/07/16	64,400
23,805	Series B, Subseries B-4, Rev., VRDO, 0.390%, 06/07/16	23,805
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
435	Series A, Subseries A-2, Rev., VRDO, 0.340%, 06/01/16	435
21,560	Series B, Subseries B-1, Rev., VRDO, 0.350%, 06/01/16	21,560
49,700	Series B, Subseries B-2, Rev., VRDO, 0.350%, 06/01/16	49,700
14,960	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006, Series B, Subseries AA-1B, Rev., VRDO, 0.370%, 06/01/16	14,960
120	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007, Series CC, Subseries CC-1, Rev., VRDO, 0.340%, 06/01/16	120
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008,
21,050	Series BB, Subseries BB-1, Rev., VRDO, 0.350%, 06/07/16	21,050
13,000	Subseries BB-4, Rev., VRDO, 0.400%, 06/07/16	13,000
18,800	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB, Subseries BB-1, Rev., VRDO, 0.380%, 06/01/16	18,800
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011,
29,255	Series DD, Subseries DD-1, Rev., VRDO, 0.340%, 06/01/16	29,255
4,070	Series DD, Subseries DD-3A, Rev., VRDO, 0.350%, 06/01/16	4,070
4,885	Subseries DD-3B, Rev., VRDO, 0.350%, 06/01/16	4,885
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013,
29,725	Series AA, Subseries AA-1, Rev., VRDO, 0.360%, 06/01/16	29,725
37,700	Series AA, Subseries AA-2, Rev., VRDO, 0.400%, 06/07/16	37,700
12,850	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA-3, Rev., VRDO, 0.340%, 06/01/16	12,850
72,720	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB, Subseries BB-2, Rev., VRDO, 0.370%, 06/01/16	72,720
35,350	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2016, Series AA-2, Rev., VRDO, 0.360%, 06/01/16	35,350
11,055	New York City Transitional Finance Authority, Series 1, Subseries 1D, Rev., VRDO, 0.390%, 06/01/16	11,055
	New York City Transitional Finance Authority, EAGLE,
48,260	Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.430%, 06/07/16	48,260
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Landesbank Hessen-Thuringen, 0.430%, 06/07/16	36,060
345	New York City Transitional Finance Authority, Future Tax Secured Tax-Exempt Subordinate, Fiscal Year 2014, Subseries A-4, Rev., VRDO, 0.330%, 06/01/16	345
64,965	New York City Transitional Finance Authority, Future Tax Secured Tax-Exempt Subordinate, Fiscal Year 2015, Subseries A-3, Rev., VRDO, 0.350%, 06/01/16	64,965
12,250	New York City Transitional Finance Authority, Future Tax Secured Tax-Exempt Subordinate, Fiscal Year 2016, Subseries A-5, Rev., VRDO, 0.350%, 06/01/16	12,250
66,200	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 1999, Series A, Subseries A-1, Rev., VRDO, 0.400%, 06/07/16	66,200
42,120	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001, Series C, Rev., VRDO, 0.360%, 06/01/16	42,120

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
9,175	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.340%, 06/01/16	9,175
300	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Series A, Subseries A-5, Rev., VRDO, 0.350%, 06/01/16	300
60,865	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014, Subseries D-4, Rev., VRDO, 0.360%, 06/01/16	60,865
	New York City Transitional Finance Authority, New York City Recovery,
2,360	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.440%, 06/07/16	2,360
14,865	Series 2, Subseries 2F, Rev., VRDO, LIQ: Bayerische Landesbank, 0.420%, 06/01/16	14,865
19,925	Series 3, Subseries 3-G, Rev., VRDO, 0.390%, 06/07/16	19,925
9,985	Series 3, Subseries 3-H, Rev., VRDO, 0.350%, 06/01/16	9,985
25,800	New York City, Fiscal Year 2006, Series I, Subseries I-5, GO, VRDO, LOC: Bank of New York Mellon, 0.350%, 06/01/16	25,800
24,700	New York City, Fiscal Year 2008, Subseries D-3, GO, VRDO, LIQ: Credit Agricole Corporate and Investment Bank, 0.380%, 06/07/16	24,700
26,650	New York City, Fiscal Year 2012, Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.340%, 06/01/16	26,650
3,160	New York Liberty Development Corp., Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.440%, 06/07/16 (e)	3,160
7,400	New York State Dormitory Authority, Series ROCS-RR II R-14018, Rev., VAR, LIQ: Citibank N.A., 0.420%, 06/07/16 (e)	7,400
	New York State Dormitory Authority, City University System, CONS Fifth General Resolution,
91,575	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/07/16	91,575
45,600	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.370%, 06/07/16	45,600
69,525	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.410%, 06/07/16	69,525
500	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.430%, 06/07/16	500
62,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.390%, 06/07/16	62,490
25,190	New York State Dormitory Authority, St. John’s University, Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 06/07/16	25,190
	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project,
19,920	Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.410%, 06/07/16	19,920
9,300	Series C, Subseries C-1, Rev., VRDO, AMT, LOC: Mizuho Bank Ltd., 0.410%, 06/07/16	9,300
35,000	Subseries A-4, Rev., VRDO, AMT, LOC: Scotiabank, 0.400%, 06/07/16	35,000
1,800	New York State Housing Finance Agency, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 06/07/16	1,800
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.400%, 06/07/16	2,755
55,100	New York State Housing Finance Agency, 10 Liberty, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.390%, 06/07/16	55,100
8,000	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.410%, 06/07/16	8,000
51,100	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.430%, 06/07/16	51,100
10,000	New York State Housing Finance Agency, 205 East 92nd Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.400%, 06/07/16	10,000
11,550	New York State Housing Finance Agency, 222 East 44th Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.450%, 06/07/16	11,550
4,200	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.410%, 06/07/16	4,200
60,400	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.430%, 06/07/16	60,400

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
7,200	New York State Housing Finance Agency, 345 East 94th Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.410%, 06/07/16	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 06/07/16	3,200
21,500	New York State Housing Finance Agency, 555 Tenth Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.430%, 06/07/16	21,500
	New York State Housing Finance Agency, 605 West 42nd Street,
80,000	Series A, Rev., VRDO, LOC: Bank of China, 0.450%, 06/01/16	80,000
47,280	Series A, Rev., VRDO, LOC: Bank of China, 0.450%, 06/01/16	47,280
5,500	New York State Housing Finance Agency, 625 West 57th Street, Series A-1, Rev., LOC: Bank of New York Mellon, 0.370%, 06/07/16	5,500
17,760	New York State Housing Finance Agency, 80 Dekalb Avenue, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.410%, 06/07/16	17,760
50,000	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.430%, 06/07/16	50,000
9,550	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 06/07/16	9,550
3,900	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.430%, 06/07/16	3,900
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.410%, 06/07/16	7,400
18,250	New York State Housing Finance Agency, Helena, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.430%, 06/07/16	18,250
28,550	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.410%, 06/07/16	28,550
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.400%, 06/07/16	7,050
27,000	New York State Housing Finance Agency, Related 205 East 92nd Street Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.400%, 06/07/16	27,000
	New York State Housing Finance Agency, Riverside Center 2 Housing,
10,200	Rev., LOC: Bank of America N.A., 0.400%, 06/07/16	10,200
28,000	Series A-3, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/07/16	28,000
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.420%, 06/07/16	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.430%, 06/07/16	11,300
50,065	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.430%, 06/07/16	50,065
10,000	New York State Housing Finance Agency, Victory, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.430%, 06/07/16	10,000
2,100	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 06/07/16	2,100
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 06/07/16	100
3,400	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 06/07/16	3,400
12,665	Puttable Floating Option Tax-Exempt Receipts, Series PT-4648, Rev., VRDO, LIQ: Bank of America N.A., 0.400%, 06/07/16 (e)	12,665
78,000	Sachem Central School District, Suffolk County, GO, TAN, 2.000%, 06/28/16	78,095
11,250	Tender Option Bond Trust Receipts, Series 2016-XG0018, Rev., VRDO, LIQ: Bank of America N.A., 0.470%, 06/07/16	11,250
40,790	Triborough Bridge & Tunnel Authority, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.370%, 06/07/16	40,790
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
28,890	Rev., LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.410%, 06/07/16	28,890
17,290	Series B-1, Rev., VRDO, LOC: PNC Bank N.A., 0.390%, 06/07/16	17,290
22,295	Watkins Glen Central School District, Chemung and Schuyler Counties, GO, BAN, 2.000%, 08/03/16	22,354

		3,913,887

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	North Carolina — 4.1%
26,235	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.360%, 06/07/16	26,235
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System,
1,000	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 06/01/16	1,000
7,625	Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.330%, 06/01/16	7,625
8,760	Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.350%, 06/01/16	8,760
51,200	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.360%, 06/07/16	51,200
	City of Charlotte, Charlotte Douglas International Airport,
13,570	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/07/16	13,570
7,080	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/07/16	7,080
7,675	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.400%, 06/07/16	7,675
17,950	City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 0.360%, 06/07/16	17,950
19,580	City of Greensboro, Combined Enterprise System, Series A, Rev., VRDO, 0.410%, 06/07/16	19,580
5,415	City of Raleigh, Combined Enterprise System, Series B, Rev., VRDO, 0.400%, 06/07/16	5,415
	City of Raleigh, Downtown Improvement Projects,
40,900	Series A, COP, VRDO, 0.370%, 06/07/16	40,900
43,585	Series B-1, COP, VRDO, 0.370%, 06/07/16	43,585
42,325	Series B-2, COP, VRDO, LOC: PNC Bank N.A., 0.390%, 06/07/16	42,325
8,330	City of Raleigh, Enterprise System, Series A, Rev., VRDO, 0.400%, 06/07/16	8,330
62,860	County of Guilford, Series B, GO, VRDO, 0.370%, 06/07/16	62,860
	County of Wake,
50,000	Series A, GO, VRDO, 0.390%, 06/07/16	50,000
44,000	Series B, GO, VRDO, 0.390%, 06/07/16	44,000
18,910	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.390%, 06/07/16	18,910
15,800	Forsyth County, Series B, GO, VRDO, 0.370%, 06/07/16	15,800
16,000	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.370%, 06/07/16	16,000
16,220	North Carolina Medical Care Commission, Health Care Facilities, WakeMed, Series C, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.360%, 06/07/16	16,220
21,775	North Carolina Medical Care Commission, Health System, Rev., VRDO, 0.400%, 06/07/16	21,775
25,000	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.440%, 06/07/16	25,000
40,620	North Carolina State University at Raleigh, Board of Governors, Series B, Rev., VRDO, 0.370%, 06/07/16	40,620
17,130	Piedmont Triad Airport Authority, Series A, Rev., VRDO, LOC: Branch Banking & Trust, 0.420%, 06/07/16	17,130
17,140	University of North Carolina, Chapel Hill, Series C, Rev., VRDO, 0.390%, 06/07/16	17,140
	University of North Carolina, University Hospital at Chapel Hill,
12,550	Series A, Rev., VRDO, 0.310%, 06/01/16	12,550
14,000	Series A, Rev., VRDO, 0.370%, 06/07/16	14,000
20,435	Series B, Rev., VRDO, 0.360%, 06/07/16	20,435
30,000	Wake County, Public Improvement, Series B, GO, VRDO, 0.360%, 06/07/16	30,000

		723,670

	Ohio — 1.1%
400	City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project, Series 2008, Rev., VRDO, LOC: PNC Bank N.A., 0.410%, 06/07/16	400
24,700	County of Cuyahoga, Ohio, Hospital Facilities, Sisters of Charity Health System, Series 2000, Rev., VRDO, LOC: PNC Bank N.A., 0.400%, 06/07/16	24,700
300	County of Franklin, Hospital, Holy Cross Health System, Rev., VRDO, 0.390%, 06/01/16	300
	Franklin County, Ohio Health Care Facilities, Ohio Presbyterian Retirement Services,
7,000	Series 2006-A, Rev., VRDO, LOC: PNC Bank N.A., 0.410%, 06/07/16 (p)	7,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Ohio — continued
10,540	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.410%, 06/07/16	10,540
400	Ohio Air Quality Development Authority, Air Quality, Ohio Valley Electric Corp. Project, Series 2009 B, Rev., VRDO, LOC: Bank of Nova Scotia, 0.420%, 06/07/16	400
	Ohio State University, General Receipts,
500	Rev., VRDO, 0.380%, 06/07/16	500
25,000	Rev., VRDO, 0.400%, 06/07/16	25,000
28,600	Series 2008 B, Rev., VRDO, 0.380%, 06/07/16	28,600
45,000	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Series 2016 A, Rev., VRDO, LIQ: BMO Harris Bank N.A., 0.420%, 06/07/16	45,000
	State of Ohio, Infrastructure Improvement,
20,715	Series A, GO, VRDO, 0.420%, 06/07/16	20,715
25,995	Series B, GO, VRDO, 0.420%, 06/07/16	25,995

		189,150

	Oklahoma — 0.1%
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.400%, 06/07/16	10,490

	Oregon — 0.4%
15,450	Clackamas County Hospital Facility Authority, Legacy Health System, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.380%, 06/07/16	15,450
48,700	Oregon Facilities Authority, PeaceHealth, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.400%, 06/07/16	48,700
10,950	Umatilla Indian Reservation, Confederated Tribes, Tribal Infrastructure, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.370%, 06/07/16	10,950

		75,100

	Pennsylvania — 2.1%
	Bucks County IDA, Grand View Hospital,
11,275	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.370%, 06/07/16	11,275
7,200	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.400%, 06/07/16	7,200
20,130	Butler County General Authority, Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, 0.450%, 06/07/16	20,130
23,700	City of Philadelphia, Gas Works, Series D, Rev., VRDO, LOC: Royal Bank of Canada, 0.400%, 06/07/16	23,700
10,000	Delaware County IDA, Airport Facilities, United Parcel Service Project, Series 2015, Rev., VRDO, 0.370%, 06/01/16	10,000
29,290	Delaware River Port Authority, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.390%, 06/07/16	29,290
17,155	Delaware Valley Regional Finance Authority, Local Government, Class A, Rev., VRDO, LIQ: Societe Generale, 0.450%, 06/07/16	17,155
28,110	Fayette County Hospital Authority, Regional Health System, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.400%, 06/07/16	28,110
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.420%, 06/07/16	4,810
2,405	Series A-T2, Rev., VRDO, FNMA, LIQ: FNMA, 0.420%, 06/07/16	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.420%, 06/07/16	17,080
25,535	Northeastern Pennsylvania Hospital and Education Authority, The Commonwealth Medical College Project, Rev., VRDO, LOC: PNC Bank N.A., 0.400%, 06/07/16	25,535
44,500	Pennsylvania Economic Development Financing Authority, PSEG Power LLC Project, Rev., VRDO, LOC: TD Bank N.A., 0.370%, 06/07/16	44,500
12,975	Pennsylvania Housing Finance Agency, Building Development, Rev., VRDO, 0.420%, 06/07/16	12,975
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
28,710	Series 2005-89, Rev., VRDO, AMT, 0.440%, 06/07/16	28,710
29,270	Series 79B, Rev., VRDO, AMT, 0.430%, 06/07/16	29,270
6,885	Series 99C, Rev., VRDO, AMT, 0.440%, 06/07/16	6,885
10,000	Philadelphia Authority, Industrial Development Multi-Modal Lease, Series B-3, Rev., VRDO, LOC: PNC Bank N.A., 0.400%, 06/07/16	10,000
20,000	Pittsburgh Water & Sewer Authority, Series B-2, Rev., VRDO, LOC: Royal Bank of Canada, 0.400%, 06/07/16	20,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Pennsylvania — continued
30,000	University of Pittsburgh of the Commonwealth System of Higher Education, PANTHERS, Rev., 2.000%, 08/02/16	30,086

		379,116

	Rhode Island — 0.8%
13,765	Narragansett Bay Commission, Wastewater System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.400%, 06/07/16	13,765
1,720	Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America N.A., 0.570%, 06/07/16	1,720
4,425	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University Issue, Series A, Rev., VRDO, 0.360%, 06/07/16	4,425
34,030	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Roger Williams University Issue, Series 2008 B, Rev., VRDO, LOC: U.S. Bank N.A., 0.390%, 06/07/16	34,030
	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue,
48,740	Series 2008A, Rev., VRDO, LOC: U.S. Bank N.A., 0.380%, 06/07/16	48,740
7,045	Series B, Rev., VRDO, LOC: TD Bank N.A., 0.370%, 06/07/16	7,045
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.440%, 06/07/16	7,000
24,600	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.440%, 06/07/16	24,600
750	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.340%, 06/01/16	750

		142,075

	South Carolina — 0.1%
10,000	City of Columbia, Waterworks & Sewer System, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.400%, 06/01/16	10,000
6,925	City of North Charleston, Public Facilities Convention, COP, VRDO, LOC: Bank of America N.A., 0.370%, 06/07/16	6,925
300	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.540%, 06/07/16	300

		17,225

	Tennessee — 1.1%
14,675	Memphis City Health, Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.420%, 06/07/16	14,675
	Metropolitan Government of Nashville & Davidson County,
42,640	Series A-1, 0.450%, 06/06/16	42,640
55,685	Series A-1, 0.450%, 06/20/16	55,685
27,110	Series A-1, 0.460%, 07/06/16	27,110
5,000	Metropolitan Government of Nashville & Davidson County, Multi-Family Housing, Weatherly Ridge Apartments Project, Series 2006 A, Rev., VRDO, AMT, LOC: U.S. Bank N.A., 0.420%, 06/07/16	5,000
25,000	Metropolitan Government of Nashville & Davidson County, Water & Sewer, Series A, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.440%, 06/16/16	25,000
22,860	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 06/01/16	22,860

		192,970

	Texas — 6.7%
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.440%, 06/07/16	9,100
45,475	City of Austin, Airport System, Subseries 2005-4, Rev., VRDO, AMT, AGM, LOC: Sumitomo Mitsui Banking Corp., 0.430%, 06/07/16	45,475
44,580	City of Austin, Utilities System, Series A, 0.420%, 06/01/16	44,580
50,000	City of Houston, Rev., TRAN, 2.250%, 06/30/16	50,077
	City of Houston, Combined Utility System, First Lien,
21,000	Series 2004B-2, Rev., VRDO, LOC: Citibank N.A., 0.400%, 06/07/16	21,000
10,600	Series 2004B-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.400%, 06/07/16	10,600
41,700	Series 2004B-4, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.400%, 06/07/16	41,700
88,255	City of San Antonio, Texas Water System, Series B, 0.440%, 06/06/16	88,255

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — continued
65,880	Counties of Travis & Williamson, City of Austin, Water & Wastewater System, Rev., VRDO, LOC: Citibank N.A., 0.410%, 06/07/16	65,880
24,225	County of Harris, Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.450%, 06/07/16	24,225
600	County of Jefferson, Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.500%, 06/07/16	600
45,755	Crawford Education Facilities Corp., Education, Houston Baptist University Project, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 06/07/16	45,755
15,000	Gulf Coast Waste Disposal Authority, Environmental Facilities, American Acryl L.P. Project, Series 2003, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.450%, 06/07/16	15,000
25,000	Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project, Series 2000, Rev., VRDO, AMT, 0.370%, 06/01/16	25,000
300	Gulf Coast Waste Disposal Authority, PCR, Exxon Project, Rev., VRDO, 0.340%, 06/01/16	300
32,935	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series 2013D, Rev., VRDO, 0.370%, 06/07/16 (p)	32,935
230	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Subseries A-3, Rev., VRDO, 0.340%, 06/01/16	230
20,000	Midlothian Industrial Development Corp., Environmental Facilities, Holcim Project, Rev., VRDO, LOC: UBS AG, 0.380%, 06/07/16	20,000
6,750	North Texas Tollway Authority, Rev., VAR, LIQ: Citibank N.A., 0.430%, 06/07/16 (e)	6,750
8,300	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.420%, 06/07/16	8,300
5,535	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.460%, 06/07/16	5,535
14,275	Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project, Rev., LOC: TD Bank N.A., 0.370%, 06/01/16	14,275
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System,
55,250	Series A, Rev., VRDO, 0.440%, 06/07/16	55,250
18,500	Series B, Rev., VRDO, 0.440%, 06/07/16	18,500
6,400	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Hill Development, Rev., VRDO, FNMA, LIQ: FNMA, 0.400%, 06/07/16	6,400
9,335	Tender Option Bond Trust Receipts, Rev., VRDO, 0.450%, 06/07/16	9,335
8,550	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Road Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.420%, 06/07/16	8,550
740	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.450%, 06/07/16	740
58,020	Texas State Multi-Mode-Mobility, Series B, VRDO, 0.400%, 06/07/16	58,020
	University of Texas System,
25,000	Series A, 0.100%, 06/01/16	25,000
25,000	Series A, 0.100%, 06/02/16	25,000
25,000	Series A, 0.140%, 06/01/16	25,000
25,000	Series A, 0.160%, 06/02/16	25,000
25,000	Series A, 0.180%, 06/03/16	25,000
25,000	Series A, 0.420%, 06/06/16	25,000
25,000	Series A, 0.420%, 06/07/16	25,000
24,000	Series A, 0.430%, 06/02/16	24,000
17,502	Series A, 0.430%, 06/29/16	17,502
25,000	Series A, 0.430%, 07/01/16	25,000
25,000	Series A, 0.430%, 07/07/16	25,000
21,292	Series A, 0.430%, 07/07/16	21,292
21,000	Series A, 0.430%, 07/11/16	21,000
24,000	Series A, 0.440%, 07/13/16	24,000
25,000	Series A, 0.440%, 07/14/16	25,000
21,000	Series A, 0.450%, 08/04/16	21,000
25,000	Series A, 0.450%, 08/05/16	25,000
34,450	University of Texas System, Board of Regents, Financing System, Series B, Rev., VRDO, 0.380%, 06/07/16	34,450
11,965	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, LIQ: University of Texas Permanent University Fund, 0.360%, 06/07/16	11,965
9,495	Wells Fargo Stage Trust, Various States, Series P04-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.380%, 06/07/16 (e)	9,495

		1,192,071

	Utah — 0.3%
23,700	Central Utah Water Conservancy District, Series A, GO, VRDO, 0.410%, 06/07/16	23,700

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utah — continued
965	Murray City, Utah, IHC Health Services, Inc., Series D, Rev., VRDO, 0.340%, 06/01/16	965
21,700	Utah County, Utah Hospital, IHC Health Services, Inc., Series C, Rev., VRDO, 0.380%, 06/07/16	21,700
	Utah Housing Finance Agency, Single Family Mortgage,
4,795	Series D-1, Rev., VRDO, AMT, LOC: Bayerische Landesbank, 0.430%, 06/07/16	4,795
4,890	Series E-1, Class I, Rev., VRDO, AMT, LIQ: Bayerische Landesbank, 0.430%, 06/07/16	4,890
4,220	Series F-2, Class I, Rev., VRDO, 0.400%, 06/07/16	4,220

		60,270

	Vermont — 0.2%
37,600	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.370%, 06/07/16	37,600

	Virginia — 2.5%
13,850	County of Loudon, IDA, Multi-Modal, Howard Huges Medical Institute, Series B, Rev., VRDO, 0.390%, 06/07/16	13,850
22,930	Fairfax County EDA, Smithsonian Institution Issue, Series A, Rev., VRDO, 0.420%, 06/07/16	22,930
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
151,099	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.430%, 06/07/16	151,099
14,911	Series M019, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.440%, 06/07/16	14,911
18,924	Series M020, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.440%, 06/07/16	18,924
12,235	Series M024, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.440%, 06/07/16	12,235
21,345	Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.460%, 06/07/16	21,345
11,600	Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.460%, 06/07/16	11,600
	Loudoun County IDA, Howard Hughes Medical,
65,000	Series B, Rev., VRDO, 0.390%, 06/07/16	65,000
37,600	Series C, Rev., VRDO, 0.390%, 06/07/16	37,600
15,000	Series D, Rev., VRDO, 0.390%, 06/07/16	15,000
9,900	Series E, Rev., VRDO, 0.390%, 06/07/16	9,900
14,600	Series F, Rev., VRDO, 0.390%, 06/07/16	14,600
7,170	Loudoun County Sanitation Authority, Water & Sewer System, Rev., VRDO, 0.370%, 06/07/16	7,170
17,675	Montgomery County IDA, Virginia Tech Foundation, Series A, Rev., VRDO, 0.410%, 06/07/16	17,675
1,100	Peninsula Ports Authority, Dominion Term Association Project, Series D, Rev., VRDO, LOC: U.S. Bank N.A., 0.360%, 06/01/16	1,100
2,935	Virginia College Building Authority, Educatioal Facilities, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.350%, 06/01/16	2,935
9,400	Virginia College Building Authority, Educatioal Facilities, Washington and Lee University, Series B, Rev., VRDO, 0.370%, 06/07/16	9,400

		447,274

	Washington — 1.0%
17,000	Chelan County Public Utility District No.1, Series B, Rev., VRDO, 0.400%, 06/07/16	17,000
22,000	County of King, Sewer, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 06/07/16	22,000
31,350	King County Housing Authority, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.420%, 06/07/16	31,350
300	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.410%, 06/07/16	300
9,750	University of Washington, Series 2015-XF2183, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.440%, 06/07/16 (e)	9,750
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.400%, 06/07/16	2,935
1,945	Washington State Housing Finance Commission, Local 82 - JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.380%, 06/01/16	1,945
14,660	Washington State Housing Finance Commission, Multi-Family Housing, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.450%, 06/07/16	14,660
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.430%, 06/07/16	2,545

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Washington — continued
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.420%, 06/07/16	13,600
24,600	Washington State Housing Finance Commission, Multi-Family Housing, Merrill Gardens, Kirkland, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 06/07/16	24,600
5,430	Washington State Housing Finance Commission, Single Family Program, Series VR-1A, Rev., VRDO, AMT, FHLMC, 0.420%, 06/07/16	5,430
25,115	Washington State Housing Finance Commission, Urban Center Apartments Project, Series 2012, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.410%, 06/07/16	25,115

		171,230

	West Virginia — 0.2%
44,000	West Virginia EDA, Solid Waste Disposal Facilities, Kentucky Power Company - Mitchell Project, Series A, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.420%, 06/07/16	44,000

	Wisconsin — 0.4%
	State of Wisconsin,
16,714	Series 2005 A, 0.440%, 07/18/16	16,714
29,415	Series 2013 A, 0.440%, 07/08/16	29,415
22,150	Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Inc., Series 09-A, Rev., VRDO, LOC: Bank of Montreal, 0.350%, 06/01/16	22,150
11,205	Wisconsin Housing & EDA, Home Ownership, Series C, Rev., VRDO, 0.410%, 06/07/16	11,205

		79,484

	Wyoming — 0.0% (g)
100	County of Lincoln, PCR, Exxon Project, Series B, Rev., VRDO, 0.340%, 06/01/16	100
400	Uinta County, Pollution Control, Chevron USA, Inc. Project, Rev., VRDO, 0.350%, 06/01/16	400

		500

	Total Municipal Bonds (Cost $17,109,315)	17,109,315

SHARES
Variable Rate Demand Preferred Shares — 3.9%
	Nuveen AMT-Free Municipal Income Fund
27,500	Series 2, LIQ: Citibank N.A., 0.480%, 06/07/16# (e)	27,500
11,000	Series 4, LIQ: Royal Bank of Canada, 0.510%, 06/07/16# (e)	11,000
14,100	Nuveen California AMT-Free Municipal Income Fund, Series 5, LIQ: TD Bank N.A., 0.480%, 06/07/16# (e)	14,100
	Nuveen California Dividend Advantage Municipal Fund
59,200	Series 1, LIQ: Morgan Stanley Bank, 0.550%, 06/07/16# (e)	59,200
8,500	Series 2, LIQ: Citibank N.A., 0.520%, 06/07/16# (e)	8,500
21,000	Series 5, LIQ: Citibank N.A., 0.520%, 06/07/16# (e)	21,000
20,000	Series 6, LIQ: Citibank N.A., 0.520%, 06/07/16# (e)	20,000
249,300	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, Series 4, LIQ: Citibank N.A., 0.480%, 06/07/16# (e)	249,300
128,500	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: TD Bank N.A., 0.520%, 06/07/16# (e)	128,500
25,000	Nuveen New Jersey Dividend Advantage Municipal Fund, Series 2, LIQ: Royal Bank of Canada, 0.510%, 06/07/16# (e)	25,000
	Nuveen New York AMT-Free Municipal Income Fund, Inc.
47,400	Series 2, LIQ: Citibank N.A., 0.460%, 06/07/16# (e)	47,400
8,500	Series 3, LIQ: Citibank N.A., 0.460%, 06/07/16# (e)	8,500
16,000	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.520%, 06/07/16# (e)	16,000
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, Series 2, LIQ: Royal Bank of Canada, 0.520%, 06/07/16# (e)	17,500
38,000	Nuveen Virginia Premium Income Municipal Fund, LIQ: TD Bank N.A., 0.520%, 06/07/16# (e)	38,000

	Total Variable Rate Demand Preferred Shares (Cost $691,500)	691,500

	Total Investments — 100.4% (Cost $17,800,815)*	17,800,815
	Liabilities in Excess of Other Assets — (0.4)%	(74,555)

	NET ASSETS — 100.0%	$17,726,260

Percentages indicated are based on net assets.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TAN	—	Tax Anticipation Note
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2016.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2016, in valuing the Portfolio’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$17,800,815	$—	$17,800,815

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2016.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 1.5%
295	ABFC Trust, Series 2006-OPT2, Class A2, VAR, 0.586%, 10/25/36	242
247	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, VAR, 0.536%, 07/25/36	86
172	Argent Securities Trust, Series 2006-M2, Class A2D, VAR, 0.686%, 09/25/36	65
85	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W4, Class A2D, VAR, 0.826%, 02/25/36	58
59	Countrywide Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.271%, 03/25/34	54
191	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A1, VAR, 0.586%, 10/25/36	145
121	CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.616%, 09/25/36	52
	CWABS Revolving Home Equity Loan Trust,
34	Series 2004-I, Class A, VAR, 0.724%, 02/15/34	31
37	Series 2004-K, Class 2A, VAR, 0.734%, 02/15/34	34
	CWABS, Inc. Asset-Backed Certificates,
415	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	415
10	Series 2004-1, Class 3A, VAR, 1.006%, 04/25/34	9
418	Series 2004-1, Class M1, VAR, 1.196%, 03/25/34	400
	First Franklin Mortgage Loan Trust,
179	Series 2004-FF10, Class M1, VAR, 1.721%, 07/25/34	166
228	Series 2006-FF13, Class A2D, VAR, 0.686%, 10/25/36	153
143	Fremont Home Loan Trust, Series 2006-B, Class 2A4, VAR, 0.686%, 08/25/36	58
	GSAMP Trust,
238	Series 2006-FM1, Class A1, VAR, 0.606%, 04/25/36	167
49	Series 2006-FM2, Class A2C, VAR, 0.596%, 09/25/36	23
41	Series 2006-FM2, Class A2D, VAR, 0.686%, 09/25/36	19
276	Series 2006-HE3, Class A2C, VAR, 0.606%, 05/25/46	247
350	Series 2007-HE1, Class A2C, VAR, 0.596%, 03/25/47	295
	Home Equity Mortgage Loan Asset-Backed Trust,
241	Series 2006-D, Class 1A, VAR, 0.586%, 11/25/36	191
235	Series 2007-B, Class 2A3, VAR, 0.646%, 07/25/37	140
	Long Beach Mortgage Loan Trust,
859	Series 2004-1, Class M1, VAR, 1.196%, 02/25/34	811
67	Series 2004-1, Class M2, VAR, 1.271%, 02/25/34	62
	MASTR Asset-Backed Securities Trust,
101	Series 2006-HE4, Class A2, VAR, 0.556%, 11/25/36	45
129	Series 2006-HE4, Class A3, VAR, 0.596%, 11/25/36	58
188	Series 2006-NC3, Class A1, VAR, 0.576%, 10/25/36	108
	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, VAR, 1.121%, 03/25/35	687
66	Series 2006-2, Class A2B, VAR, 0.606%, 08/25/36	54
	NovaStar Mortgage Funding Trust,
191	Series 2006-4, Class A2C, VAR, 0.596%, 09/25/36	100
20	Series 2006-4, Class A2D, VAR, 0.696%, 09/25/36	10
319	Series 2007-1, Class A1A, VAR, 0.576%, 03/25/37	204
101	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.286%, 02/25/33	94
943	RAMP Trust, Series 2005-EFC6, Class M1, VAR, 0.856%, 11/25/35	933
	Securitized Asset-Backed Receivables LLC Trust,
152	Series 2006-NC3, Class A1, VAR, 0.586%, 09/25/36	100
326	Series 2006-NC3, Class A2B, VAR, 0.596%, 09/25/36	152
197	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4, VAR, 0.719%, 06/25/37	126
	Structured Asset Investment Loan Trust,
25	Series 2005-HE3, Class M1, VAR, 1.166%, 09/25/35	22
289	Series 2006-4, Class A1, VAR, 0.619%, 07/25/36	164

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
54	Series 2006-BNC2, Class A5, VAR, 0.606%, 05/25/36	44
	WaMu Asset-Backed Certificates WaMu Trust,
329	Series 2007-HE2, Class 2A4, VAR, 0.806%, 04/25/37	148
380	Series 2007-HE4, Class 1A, VAR, 0.616%, 07/25/47	236

	Total Asset-Backed Securities (Cost $7,026)	7,208

Collateralized Mortgage Obligations — 2.1%
	Agency CMO — 0.5%
	Federal Home Loan Mortgage Corp. REMIC,
71	Series 2980, Class QB, 6.500%, 05/15/35	83
75	Series 3850, Class LS, IF, IO, 1.690%, 05/15/39	5
142	Series 3962, Class KS, IF, IO, 1.880%, 06/15/38	11
289	Series 3997, Class HS, IF, IO, 6.116%, 03/15/38	26
256	Series 4002, Class MI, IO, 4.000%, 01/15/39	20
121	Series 4013, Class SB, IF, IO, 6.016%, 03/15/42	28
150	Series 4057, Class BS, IF, IO, 5.616%, 09/15/39	19
140	Series 4057, Class CS, IF, IO, 5.616%, 04/15/39	20
1,614	Series 4057, Class SA, IF, IO, 5.616%, 04/15/39	184
188	Series 4073, Class AS, IF, IO, 5.616%, 08/15/38	24
367	Series 4083, Class MS, IF, IO, 5.616%, 05/15/39	52
272	Series 4086, Class TS, IF, IO, 5.666%, 04/15/37	25
278	Series 4093, Class SD, IF, IO, 6.266%, 01/15/38	53
313	Series 4097, Class TS, IF, IO, 5.666%, 05/15/39	49
185	Series 4099, Class BS, IF, IO, 5.616%, 06/15/39	29
72	Series 4102, Class SW, IF, IO, 5.666%, 05/15/39	13
64	Series 4113, Class JS, IF, IO, 5.616%, 07/15/39	9
93	Series 4116, Class MS, IF, IO, 5.766%, 11/15/39	18
173	Series 4122, Class SJ, IF, IO, 5.716%, 12/15/40	26
75	Series 4123, Class SA, IF, IO, 5.766%, 09/15/39	11
133	Series 4132, Class SE, IF, IO, 5.766%, 12/15/40	23
146	Series 4174, Class SA, IF, IO, 5.766%, 05/15/39	22
166	Series 4267, Class CI, IO, 4.000%, 05/15/39	18
	Federal National Mortgage Association REMIC,
262	Series 2008-17, Class KS, IF, IO, 5.904%, 11/25/37	42
816	Series 2012-73, Class LS, IF, IO, 5.604%, 06/25/39	111
532	Series 2012-74, Class AS, IF, IO, 5.604%, 03/25/39	70
134	Series 2012-84, Class QS, IF, IO, 6.204%, 09/25/31	25
287	Series 2012-87, Class NS, IF, IO, 5.604%, 02/25/39	44
233	Series 2012-94, Class KS, IF, IO, 6.204%, 05/25/38	45
204	Series 2012-94, Class SL, IF, IO, 6.254%, 05/25/38	39
148	Series 2012-98, Class SA, IF, IO, 5.604%, 05/25/39	23
110	Series 2012-104, Class QS, IF, IO, 5.654%, 03/25/39	17
93	Series 2012-107, Class QS, IF, IO, 5.654%, 10/25/40	15
70	Series 2012-110, Class MS, IF, IO, 5.554%, 10/25/42	15
198	Series 2012-114, Class DS, IF, IO, 5.654%, 08/25/39	28
230	Series 2012-120, Class ES, IF, IO, 5.754%, 11/25/39	42
247	Series 2012-120, Class SE, IF, IO, 5.754%, 02/25/39	42
180	Series 2012-124, Class DS, IF, IO, 5.704%, 04/25/40	29
294	Series 2012-124, Class LS, IF, IO, 5.754%, 07/25/40	49
235	Series 2012-137, Class CS, IF, IO, 5.754%, 08/25/41	45
1,092	Series 2013-9, Class SG, IF, IO, 5.754%, 03/25/39	195
81	Series 2013-110, Class QI, IO, 3.500%, 02/25/37	5

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
541	Series 2014-61, Class SA, IO, VAR, 1.784%, 10/25/44	37
	Federal National Mortgage Association STRIPS,
44	Series 366, Class 18, IO, 4.000%, 11/25/20	2
161	Series 390, Class C7, IO, 4.000%, 07/25/23	6
254	Series 390, Class C8, IO, 4.500%, 07/25/23	12
26	Federal National Mortgage Association Trust, Series 2003-W3, Class 2A5, 5.356%, 06/25/42	30
	Government National Mortgage Association,
64	Series 2013-69, Class SM, IF, IO, 5.762%, 05/20/43	10
70	Series 2013-165, Class ST, IF, IO, 5.712%, 11/20/43	13
47	Series 2014-2, Class NS, IF, IO, 5.712%, 01/20/44	9
85	Series 2014-68, Class SK, IF, IO, 5.762%, 05/20/44	15
310	Series 2014-90, Class SA, IO, 1.092%, 10/20/38	15
158	Series 2014-98, Class SM, IF, IO, 5.762%, 07/20/44	28
696	Series 2014-119, Class SA, IF, IO, 5.162%, 08/20/44	112
160	Series 2014-129, Class SK, IF, IO, 5.762%, 09/20/44	29
180	Series 2014-183, Class SG, IF, IO, 5.762%, 12/20/44	32
811	Series 2015-80, Class MS, IF, IO, 5.812%, 06/20/45	207

		2,206

	Non-Agency CMO — 1.6%
802	Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.500%, 09/25/34	799
437	Banc of America Alternative Loan Trust, Series 2004-7, Class 3A1, 6.000%, 08/25/34	445
	Banc of America Funding Trust,
124	Series 2014-R7, Class 1A1, VAR, 0.589%, 05/26/36 (e)	112
82	Series 2014-R7, Class 2A1, VAR, 0.579%, 09/26/36 (e)	77
	Banc of America Mortgage Trust,
206	Series 2005-A, Class 3A1, VAR, 2.902%, 02/25/35	200
261	Series 2007-3, Class 1A1, 6.000%, 09/25/37	236
100	BCAP LLC Trust, Series 2013-RR12, Class 2A7, VAR, 0.589%, 05/26/37 (e)	99
35	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, VAR, 0.796%, 05/25/37	27
	Citigroup Mortgage Loan Trust,
54	Series 2013-11, Class 1A4, VAR, 0.609%, 10/25/46 (e)	55
81	Series 2014-10, Class 1A1, VAR, 0.574%, 11/25/36 (e)	72
109	Series 2014-10, Class 4A1, VAR, 0.608%, 02/25/37 (e)	98
73	Series 2014-10, Class 5A1, VAR, 0.589%, 06/25/36 (e)	66
288	Series 2014-12, Class 1A4, VAR, 0.564%, 08/25/36 (e)	263
78	Series 2014-12, Class 2A4, VAR, 4.250%, 02/25/37 (e)	76
152	Series 2014-C, Class A, VAR, 3.250%, 02/25/54 (e)	144
	Credit Suisse First Boston Mortgage Securities Corp.,
55	Series 2003-29, Class 7A1, 6.500%, 12/25/33	56
224	Series 2004-5, Class 4A1, 6.000%, 09/25/34	228
	CSMC Trust,
45	Series 2011-12R, Class 3A1, VAR, 2.366%, 07/27/36 (e)	44
45	Series 2014-10R, Class 4A1, VAR, 0.603%, 12/27/36 (e)	43
41	Series 2014-11R, Class 8A1, VAR, 0.779%, 04/27/37 (e)	40
162	Series 2014-11R, Class 9A1, VAR, 0.579%, 10/27/36 (e)	154
181	Series 2015-3R, Class 5A1, VAR, 0.583%, 09/29/36 (e)	173
13	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.946%, 02/25/35	11
30	Deutsche Mortgage Securities, Inc., Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, VAR, 4.244%, 06/27/37 (e)	29

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
230	Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C04, Class 1M2, VAR, 6.146%, 04/25/28	240
78	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.609%, 04/26/37 (e)	73
239	GSR Mortgage Loan Trust, Series 2006-3F, Class 2A7, 5.750%, 03/25/36	219
	HarborView Mortgage Loan Trust,
13	Series 2004-9, Class 2A, VAR, 2.791%, 12/19/34	11
89	Series 2006-9, Class 2A1A, VAR, 0.649%, 11/19/36	64
310	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	302
6	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.596%, 12/25/36	6
	LSTAR Securities Investment Trust,
154	Series 2014-1, Class NOTE, VAR, 3.539%, 09/01/21 (e)	153
194	Series 2015-1, Class A, VAR, 2.439%, 01/01/20 (e)	191
203	Series 2015-2, Class A, VAR, 2.439%, 01/01/20 (e)	201
134	Series 2015-3, Class A, VAR, 2.439%, 03/01/20 (e)	131
152	Series 2015-4, Class A1, VAR, 2.434%, 04/01/20 (e)	148
159	Series 2015-6, Class A, VAR, 2.439%, 05/01/20 (e)	155
88	Series 2015-7, Class A, VAR, 2.439%, 07/01/20 (e)	86
193	MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	158
85	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.652%, 12/26/36 (e)	79
1,103	RALI Trust, Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	913
120	RESI Finance LP, (Cayman Islands), Series 2003-D, Class B3, VAR, 1.738%, 12/10/35 (e)	101
	Residential Asset Securitization Trust,
282	Series 2005-A15, Class 1A7, 6.000%, 02/25/36	265
95	Series 2006-A1, Class 1A6, VAR, 0.946%, 04/25/36	54
275	Series 2006-R1, Class A2, VAR, 0.846%, 01/25/46	127
252	RFMSI Trust, Series 2006-S9, Class A1, 6.250%, 09/25/36	231
148	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	143
29	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 1A2, VAR, 0.896%, 09/25/35	22
	Wells Fargo Mortgage-Backed Securities Trust,
44	Series 2005-16, Class A8, 5.750%, 01/25/36	46
396	Series 2007-8, Class 2A8, 6.000%, 07/25/37	388

		8,054

	Total Collateralized Mortgage Obligations (Cost $10,032)	10,260

Commercial Mortgage-Backed Securities — 1.0%
	BAMLL Commercial Mortgage Securities Trust,
100	Series 2013-DSNY, Class F, VAR, 3.934%, 09/15/26 (e)	99
200	Series 2014-FL1, Class D, VAR, 4.434%, 12/15/31 (e)	190
330	Series 2014-FL1, Class E, VAR, 5.934%, 12/15/31 (e)	288
460	Series 2014-INLD, Class E, VAR, 3.773%, 12/15/29 (e)	438
150	Series 2015-ASHF, Class D, VAR, 3.433%, 01/15/28 (e)	144
160	Series 2015-ASHF, Class E, VAR, 4.433%, 01/15/28 (e)	152
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, VAR, 3.934%, 11/15/31 (e)	100
143	Series 2014-FL2, Class COL2, VAR, 4.934%, 11/15/31 (e)	143
250	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class E, VAR, 4.784%, 07/15/27 (e)	233
	Commercial Mortgage Trust,
130	Series 2014-FL5, Class KH1, VAR, 4.085%, 08/15/31 (e)	121
100	Series 2014-FL5, Class KH2, VAR, 4.935%, 08/15/31 (e)	93
430	Series 2015-CR23, Class CMD, VAR, 3.685%, 05/10/48 (e)	386
	CSMC Trust,
690	Series 2015-DEAL, Class E, VAR, 4.434%, 04/15/29 (e)	650

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
280	Series 2015-SAND, Class E, VAR, 4.284%, 08/15/30 (e)	272
680	GSCCRE Commercial Mortgage Trust, Series 2015-HULA, Class E, VAR, 4.830%, 08/15/32 (e)	662
	Velocity Commercial Capital Loan Trust,
131	Series 2015-1, Class M3, VAR, 7.050%, 06/25/45 (e)	133
104	Series 2016-1, Class M3, VAR, 6.807%, 04/25/46 (e)	104
546	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class F, VAR, 4.155%, 11/15/29 (e)	526

	Total Commercial Mortgage-Backed Securities (Cost $4,856)	4,734

Convertible Bond — 0.0% (g)
	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
67	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (e) (Cost $73)	68

Corporate Bonds — 56.5%
	Consumer Discretionary — 9.5%
	Auto Components — 0.5%
	American Axle & Manufacturing, Inc.,
430	6.250%, 03/15/21	447
10	6.625%, 10/15/22	11
67	Dana Financing Luxembourg Sarl, (Luxembourg), 6.500%, 06/01/26 (e)	67
	Dana Holding Corp.,
10	5.375%, 09/15/21	10
415	5.500%, 12/15/24	397
523	6.000%, 09/15/23	527
	Goodyear Tire & Rubber Co. (The),
13	5.000%, 05/31/26	13
15	5.125%, 11/15/23	15
500	6.500%, 03/01/21	525
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
35	4.875%, 03/15/19	34
9	6.000%, 08/01/20	8
600	Schaeffler Finance B.V., (Netherlands), 4.750%, 05/15/23 (e)	615

		2,669

	Automobiles — 0.6%
750	Daimler Finance North America LLC, 2.250%, 03/02/20 (e)	755
500	Fiat Chrysler Automobiles N.V., (Netherlands), 5.250%, 04/15/23	497
1,000	General Motors Co., 4.875%, 10/02/23	1,062
750	Nissan Motor Acceptance Corp., 2.125%, 03/03/20 (e)	750

		3,064

	Diversified Consumer Services — 0.1%
310	Service Corp. International, 7.500%, 04/01/27	363
15	Sotheby’s, 5.250%, 10/01/22 (e)	14

		377

	Hotels, Restaurants & Leisure — 1.3%
500	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	518
64	Boyd Gaming Corp., 6.375%, 04/01/26 (e)	66
	Caesars Entertainment Operating Co., Inc.,
375	8.500%, 02/15/20 (d)	353
335	11.250%, 06/01/17 (d)	313
405	Darden Restaurants, Inc., 6.800%, 10/15/37	456
750	International Game Technology plc, (United Kingdom), 6.250%, 02/15/22 (e)	763
5	Interval Acquisition Corp., 5.625%, 04/15/23 (e)	5
	McDonald’s Corp.,
500	3.375%, 05/26/25	519
300	4.600%, 05/26/45	320
	MGM Resorts International,
1,245	6.000%, 03/15/23	1,301
46	7.625%, 01/15/17	48
250	7.750%, 03/15/22	281
	Sabre GLBL, Inc.,
10	5.250%, 11/15/23 (e)	10
300	5.375%, 04/15/23 (e)	307
5	Scientific Games International, Inc., 10.000%, 12/01/22	4
500	Starbucks Corp., 2.700%, 06/15/22	519
500	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	483

		6,266

	Household Durables — 0.4%
500	Newell Brands, Inc., 2.875%, 12/01/19	510
	Tempur Sealy International, Inc.,
10	5.625%, 10/15/23	10

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Household Durables — continued
500	6.875%, 12/15/20	532
1,000	Whirlpool Corp., 1.650%, 11/01/17	1,005

		2,057

	Internet & Catalog Retail — 0.5%
15	Acosta, Inc., 7.750%, 10/01/22 (e)	15
	Amazon.com, Inc.,
500	3.800%, 12/05/24	551
400	4.950%, 12/05/44	467
500	Expedia, Inc., 4.500%, 08/15/24	505
500	Priceline Group, Inc. (The), 3.650%, 03/15/25	509
500	QVC, Inc., 4.450%, 02/15/25	488

		2,535

	Leisure Products — 0.2%
500	Hasbro, Inc., 3.150%, 05/15/21	509
500	Mattel, Inc., 3.150%, 03/15/23	498

		1,007

	Media — 4.7%
525	21st Century Fox America, Inc., 6.400%, 12/15/35	650
600	Altice Luxembourg S.A., (Luxembourg), 7.625%, 02/15/25 (e)	593
200	AMC Entertainment, Inc., 5.750%, 06/15/25	199
102	AMC Networks, Inc., 5.000%, 04/01/24	102
185	Cablevision Systems Corp., 7.750%, 04/15/18	197
	CBS Corp.,
500	3.700%, 08/15/24	517
350	4.600%, 01/15/45	343
1,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.464%, 07/23/22 (e)	1,053
15	Cinemark USA, Inc., 5.125%, 12/15/22	15
	Clear Channel Worldwide Holdings, Inc.,
1,583	Series B, 6.500%, 11/15/22	1,589
750	Series B, 7.625%, 03/15/20	720
	Comcast Corp.,
500	3.375%, 02/15/25	525
400	4.400%, 08/15/35	434
250	4.500%, 01/15/43	272
975	6.500%, 01/15/17	1,008
500	Cox Communications, Inc., 3.850%, 02/01/25 (e)	491
500	Discovery Communications LLC, 3.450%, 03/15/25	483
	DISH DBS Corp.,
10	4.250%, 04/01/18	10
675	5.000%, 03/15/23	614
60	5.875%, 07/15/22	58
1,700	5.875%, 11/15/24	1,576
101	6.750%, 06/01/21	105
510	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	541
5	iHeartCommunications, Inc., 9.000%, 12/15/19	4
45	LIN Television Corp., 5.875%, 11/15/22	46
1,065	NBCUniversal Media LLC, 4.375%, 04/01/21	1,181
	Neptune Finco Corp.,
200	10.125%, 01/15/23 (e)	223
400	10.875%, 10/15/25 (e)	455
	Nexstar Broadcasting, Inc.,
400	6.125%, 02/15/22 (e)	401
400	6.875%, 11/15/20	417
510	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	522
300	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	308
	Scripps Networks Interactive, Inc.,
250	2.750%, 11/15/19	253
500	3.500%, 06/15/22	511
	Sinclair Television Group, Inc.,
12	5.875%, 03/15/26 (e)	12
500	6.125%, 10/01/22	525
400	6.375%, 11/01/21	422
	Sirius XM Radio, Inc.,
500	5.375%, 04/15/25 (e)	502
400	5.750%, 08/01/21 (e)	418
495	6.000%, 07/15/24 (e)	519
500	Thomson Reuters Corp., (Canada), 3.850%, 09/29/24	520
	Time Warner, Inc.,
500	3.600%, 07/15/25	519
330	5.350%, 12/15/43	361
20	Trader Corp., (Canada), 9.875%, 08/15/18 (e)	21
10	Univision Communications, Inc., 8.500%, 05/15/21 (e)	10
1,250	Viacom, Inc., 4.250%, 09/01/23	1,277
550	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	572

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
500	Walt Disney Co. (The), 4.125%, 06/01/44	544
500	WMG Acquisition Corp., 6.000%, 01/15/21 (e)	515

		23,153

	Multiline Retail — 0.3%
500	Neiman Marcus Group Ltd. LLC, (cash), 8.750%, 10/15/21 (e) (v)	355
	Target Corp.,
500	2.300%, 06/26/19	514
750	2.500%, 04/15/26	746

		1,615

	Specialty Retail — 0.8%
550	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	338
	Home Depot, Inc. (The),
500	2.000%, 06/15/19	510
500	2.625%, 06/01/22	514
500	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	520
10	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	10
66	Penske Automotive Group, Inc., 5.500%, 05/15/26	66
250	Radio Systems Corp., 8.375%, 11/01/19 (e)	263
31	Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/01/25	32
1,200	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	1,266
500	Tiffany & Co., 4.900%, 10/01/44 (e)	522

		4,041

	Textiles, Apparel & Luxury Goods — 0.1%
300	NIKE Inc., 3.875%, 11/01/45	314

	Total Consumer Discretionary	47,098

	Consumer Staples — 3.6%
	Beverages — 0.7%
500	Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	540
	Anheuser-Busch InBev Worldwide, Inc.,
500	2.500%, 07/15/22	498
700	6.875%, 11/15/19	819
500	Coca-Cola Co. (The), 2.550%, 06/01/26	501
500	Dr. Pepper Snapple Group, Inc., 3.400%, 11/15/25	518
	PepsiCo, Inc.,
500	3.600%, 03/01/24	541
250	Series FXD, 2.250%, 01/07/19	256

		3,673

	Food & Staples Retailing — 1.1%
41	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 06/15/24 (e)	42
1,000	CVS Health Corp., 2.800%, 07/20/20	1,028
939	CVS Pass-Through Trust, 7.507%, 01/10/32 (e)	1,140
405	Delhaize Group, (Belgium), 5.700%, 10/01/40	451
39	Fresh Market, Inc. (The), 9.750%, 05/01/23 (e)	36
750	Kroger Co. (The), 2.950%, 11/01/21	775
	Walgreens Boots Alliance, Inc.,
500	3.800%, 11/18/24	519
350	4.650%, 06/01/46	354
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	932

		5,277

	Food Products — 1.1%
287	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	291
10	Dean Foods Co., 6.500%, 03/15/23 (e)	10
750	General Mills, Inc., 2.200%, 10/21/19	761
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	532
1,500	HJ Heinz Co., 2.800%, 07/02/20 (e)	1,539
30	JBS USA LLC/JBS USA Finance, Inc., 5.875%, 07/15/24 (e)	29
300	JM Smucker Co. (The), 4.375%, 03/15/45	314
11	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24 (e)	11
	Post Holdings, Inc.,
10	6.000%, 12/15/22 (e)	10
315	6.750%, 12/01/21 (e)	333
875	7.375%, 02/15/22	924
158	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	144
	TreeHouse Foods, Inc.,
10	4.875%, 03/15/22	10
11	6.000%, 02/15/24 (e)	12
250	Tyson Foods, Inc., 3.950%, 08/15/24	267
26	WhiteWave Foods Co. (The), 5.375%, 10/01/22	28

		5,215

	Household Products — 0.3%
10	Central Garden & Pet Co., 6.125%, 11/15/23	10

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Household Products — continued
	HRG Group, Inc.,
7	7.750%, 01/15/22	7
336	7.875%, 07/15/19	354
750	Kimberly-Clark Corp., 1.850%, 03/01/20	760
500	Kimberly-Clark de Mexico S.A.B. de C.V., (Mexico), 3.800%, 04/08/24 (e)	512
10	Sun Products Corp. (The), 7.750%, 03/15/21 (e)	10

		1,653

	Personal Products — 0.0% (g)
	Avon Products, Inc.,
50	4.200%, 07/15/18	47
66	6.750%, 03/15/23	49

		96

	Tobacco — 0.4%
500	Altria Group, Inc., 2.625%, 01/14/20	514
	Philip Morris International, Inc.,
400	4.250%, 11/10/44	418
725	5.650%, 05/16/18	787

		1,719

	Total Consumer Staples	17,633

	Energy — 4.1%
	Energy Equipment & Services — 0.1%
250	Halliburton Co., 3.500%, 08/01/23	253
24	Weatherford International Ltd., (Bermuda), 6.000%, 03/15/18	24
67	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	65

		342

	Oil, Gas & Consumable Fuels — 4.0%
500	Anadarko Petroleum Corp., 3.450%, 07/15/24	473
15	Antero Resources Corp., 5.125%, 12/01/22	14
77	Bonanza Creek Energy, Inc., 5.750%, 02/01/23	28
	BP Capital Markets plc, (United Kingdom),
1,000	1.674%, 02/13/18	1,003
750	2.521%, 01/15/20	764
300	2.750%, 05/10/23	295
500	3.814%, 02/10/24	525
346	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 04/15/22 (d)	48
10	California Resources Corp., 8.000%, 12/15/22 (e)	7
500	Canadian Natural Resources Ltd., (Canada), 1.750%, 01/15/18	491
10	Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	10
	Chaparral Energy, Inc.,
125	7.625%, 11/15/22 (d)	59
43	8.250%, 09/01/21 (d)	21
163	9.875%, 10/01/20 (d)	78
100	Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24 (e)	102
	Chesapeake Energy Corp.,
7	7.250%, 12/15/18	6
339	8.000%, 12/15/22 (e)	273
500	Chevron Corp., 2.411%, 03/03/22	501
1,000	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	986
475	ConocoPhillips, 6.500%, 02/01/39	585
500	ConocoPhillips Co., 2.875%, 11/15/21	502
72	CrownRock LP/CrownRock Finance, Inc., 7.125%, 04/15/21 (e)	74
850	DCP Midstream LLC, 9.750%, 03/15/19 (e)	905
300	Denbury Resources, Inc., 4.625%, 07/15/23	202
500	Devon Energy Corp., 3.250%, 05/15/22	453
500	El Paso Natural Gas Co. LLC, 5.950%, 04/15/17	515
	Endeavor Energy Resources LP/EER Finance, Inc.,
157	7.000%, 08/15/21 (e)	153
26	8.125%, 09/15/23 (e)	27
300	Energy Transfer Partners LP, 5.150%, 03/15/45	255
385	Enterprise Products Operating LLC, 7.550%, 04/15/38	468
950	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	615
300	Exxon Mobil Corp., 3.567%, 03/06/45	292
	Halcon Resources Corp.,
47	8.625%, 02/01/20 (e)	44
100	13.000%, 02/15/22 (e)	55
	Hilcorp Energy I LP/Hilcorp Finance Co.,
15	5.000%, 12/01/24 (e)	14
85	5.750%, 10/01/25 (e)	82
23	7.625%, 04/15/21 (e)	24
225	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	180
350	Kinder Morgan Energy Partners LP, 2.650%, 02/01/19	347
15	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	16

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Kinder Morgan, Inc.,
15	2.000%, 12/01/17	15
135	3.050%, 12/01/19	135
500	4.300%, 06/01/25	489
300	5.050%, 02/15/46	263
52	7.000%, 06/15/17	54
1,000	Marathon Petroleum Corp., 3.625%, 09/15/24	942
31	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	29
50	Matador Resources Co., 6.875%, 04/15/23	50
	MEG Energy Corp., (Canada),
300	6.375%, 01/30/23 (e)	230
12	6.500%, 03/15/21 (e)	9
510	7.000%, 03/31/24 (e)	393
	Memorial Production Partners LP/Memorial Production Finance Corp.,
200	6.875%, 08/01/22	94
105	7.625%, 05/01/21	51
5	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	4
12	Northern Oil and Gas, Inc., 8.000%, 06/01/20	9
	Oasis Petroleum, Inc.,
65	6.500%, 11/01/21	59
103	6.875%, 01/15/23	93
37	7.250%, 02/01/19	35
	Parsley Energy LLC/Parsley Finance Corp.,
47	6.250%, 06/01/24 (e)	48
248	7.500%, 02/15/22 (e)	262
250	Phillips 66, 4.650%, 11/15/34	253
500	Phillips 66 Partners LP, 3.605%, 02/15/25	470
84	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/23	79
500	Reliance Industries Ltd., (India), 4.125%, 01/28/25 (e)	508
42	RSP Permian, Inc., 6.625%, 10/01/22	43
368	Samson Resources Co., 9.750%, 02/15/20 (d)	5
476	Sanchez Energy Corp., 6.125%, 01/15/23	343
331	SandRidge Energy, Inc., 8.750%, 06/01/20 (d) (e)	131
80	Seven Generations Energy Ltd., (Canada), 8.250%, 05/15/20 (e)	84
216	Southwestern Energy Co., 7.500%, 02/01/18	217
500	Sunoco Logistics Partners Operations LP, 4.250%, 04/01/24	485
104	Sunoco LP/Sunoco Finance Corp., 6.250%, 04/15/21 (e)	104
38	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 03/15/24 (e)	38
750	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	773
345	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	404
500	Western Gas Partners LP, 2.600%, 08/15/18	484
10	Whiting Petroleum Corp., 5.000%, 03/15/19	9
	Williams Cos., Inc. (The),
500	5.750%, 06/24/44	408
20	7.875%, 09/01/21	21
500	Williams Partners LP, 4.000%, 09/15/25	431
10	WPX Energy, Inc., 7.500%, 08/01/20	10

		20,056

	Total Energy	20,398

	Financials — 15.0%
	Banks — 3.6%
	Bank of America Corp.,
750	4.000%, 01/22/25	752
750	4.200%, 08/26/24	766
690	6.500%, 08/01/16	696
500	Series L, 2.250%, 04/21/20	498
500	Series L, 3.950%, 04/21/25	499
740	Series L, 5.650%, 05/01/18	791
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,500	1.700%, 03/05/18 (e)	1,499
500	2.350%, 09/08/19 (e)	505
	Barclays plc, (United Kingdom),
1,500	2.750%, 11/08/19	1,498
750	3.650%, 03/16/25	727
1,000	BNP Paribas S.A., (France), 2.375%, 05/21/20	1,008
	CIT Group, Inc.,
25	5.000%, 05/15/17	25
750	5.500%, 02/15/19 (e)	784
	Citigroup, Inc.,
2,000	1.800%, 02/05/18	2,002
500	2.400%, 02/18/20	503

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
500	3.875%, 03/26/25	499
320	6.625%, 06/15/32	386
	HSBC Holdings plc, (United Kingdom),
750	3.600%, 05/25/23	756
400	4.250%, 03/14/24	406
1,000	Mizuho Bank Ltd., (Japan), 2.400%, 03/26/20 (e)	1,007
	Wells Fargo & Co.,
500	3.000%, 02/19/25	503
300	3.900%, 05/01/45	302
1,500	Series N, 2.150%, 01/30/20	1,509

		17,921

	Capital Markets — 3.8%
500	Bank of New York Mellon Corp. (The), Series G, 2.200%, 05/15/19	508
300	Blackstone Holdings Finance Co. LLC, 4.450%, 07/15/45 (e)	287
	Credit Suisse AG, (Switzerland),
700	3.000%, 10/29/21	710
1,000	3.625%, 09/09/24	1,041
300	Credit Suisse USA, Inc., 7.125%, 07/15/32	391
	Deutsche Bank AG, (Germany),
3,300	1.875%, 02/13/18	3,281
500	3.375%, 05/12/21	496
	Goldman Sachs Group, Inc. (The),
1,000	2.625%, 04/25/21	1,003
750	2.750%, 09/15/20	760
500	4.250%, 10/21/25	509
300	5.150%, 05/22/45	308
890	5.950%, 01/18/18	950
1,530	6.150%, 04/01/18	1,649
180	6.450%, 05/01/36	211
400	Lazard Group LLC, 3.750%, 02/13/25	389
	Lehman Brothers Holdings, Inc.,
1,350	0.000%, 12/30/16 (d)	103
850	0.000%, 05/25/49 (d)	66
	Macquarie Bank Ltd., (Australia),
1,000	1.600%, 10/27/17 (e)	998
500	2.600%, 06/24/19 (e)	506
	Morgan Stanley,
500	2.375%, 07/23/19	505
1,000	3.700%, 10/23/24	1,033
500	3.950%, 04/23/27	499
500	4.000%, 07/23/25	525
395	5.500%, 01/26/20	438
560	6.625%, 04/01/18	608
300	Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.875%, 04/15/45 (e)	255
500	TD Ameritrade Holding Corp., 2.950%, 04/01/22	512

		18,541

	Consumer Finance — 3.9%
	Ally Financial, Inc.,
58	2.750%, 01/30/17	58
70	3.250%, 09/29/17	70
50	3.250%, 11/05/18	50
500	4.125%, 03/30/20	503
130	4.250%, 04/15/21	130
795	4.625%, 03/30/25	793
40	4.750%, 09/10/18	41
135	5.500%, 02/15/17	137
82	6.250%, 12/01/17	85
85	8.000%, 11/01/31	100
	American Express Credit Corp.,
1,000	1.875%, 11/05/18	1,005
1,000	2.250%, 08/15/19	1,014
750	2.375%, 05/26/20	759
825	American Honda Finance Corp., 1.600%, 02/16/18 (e)	829
	Caterpillar Financial Services Corp.,
500	2.000%, 03/05/20	506
500	2.850%, 06/01/22	516
1,000	Discover Financial Services, 3.950%, 11/06/24	1,015
	Ford Motor Credit Co. LLC,
500	2.240%, 06/15/18	503
1,000	2.597%, 11/04/19	1,015
750	3.219%, 01/09/22	761
500	4.375%, 08/06/23	536
	General Motors Financial Co., Inc.,
1,000	2.400%, 04/10/18	1,003
1,250	3.150%, 01/15/20	1,263
750	Harley-Davidson Financial Services, Inc., 2.150%, 02/26/20 (e)	753
719	HSBC Finance Corp., 6.676%, 01/15/21	815
	HSBC USA, Inc.,
1,500	2.350%, 03/05/20	1,497
500	2.375%, 11/13/19	503

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Finance — continued
	John Deere Capital Corp.,
500	2.050%, 03/10/20	505
500	3.350%, 06/12/24	525
	Springleaf Finance Corp.,
100	5.750%, 09/15/16	101
100	6.500%, 09/15/17	103
	Synchrony Financial,
1,000	2.700%, 02/03/20	999
500	4.250%, 08/15/24	517
500	Toyota Motor Credit Corp., 2.750%, 05/17/21	518

		19,528

	Diversified Financial Services — 0.7%
510	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	516
400	Berkshire Hathaway, Inc., 3.750%, 08/15/21	438
500	CME Group, Inc., 3.000%, 03/15/25	509
58	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	55
592	GE Capital International Funding Co. Unlimited Co., (Ireland), 4.418%, 11/15/35 (e)	644
500	Moody’s Corp., 2.750%, 07/15/19	512
750	Shell International Finance B.V., (Netherlands), 3.250%, 05/11/25	768

		3,442

	Insurance — 1.6%
	Aflac, Inc.,
500	3.250%, 03/17/25	513
400	3.625%, 06/15/23	423
	American International Group, Inc.,
500	3.875%, 01/15/35	459
500	4.125%, 02/15/24	520
250	4.500%, 07/16/44	238
275	Aon plc, (United Kingdom), 4.250%, 12/12/42	257
500	Chubb INA Holdings, Inc., 3.150%, 03/15/25	514
	Lincoln National Corp.,
250	4.000%, 09/01/23	259
300	7.000%, 06/15/40	370
	MetLife, Inc.,
500	3.600%, 04/10/24	524
300	4.050%, 03/01/45	289
875	6.750%, 06/01/16	875
750	New York Life Global Funding, 1.950%, 02/11/20 (e)	753
500	Prudential Financial, Inc., 3.500%, 05/15/24	514
1,000	TIAA Asset Management Finance Co. LLC, 4.125%, 11/01/24 (e)	1,029
500	XLIT Ltd., (Cayman Islands), 4.450%, 03/31/25	495

		8,032

	Real Estate Investment Trusts (REITs) — 1.0%
	American Tower Corp.,
500	2.800%, 06/01/20	505
500	3.450%, 09/15/21	515
500	AvalonBay Communities, Inc., 3.450%, 06/01/25	520
500	Communications Sales & Leasing, Inc./CSL Capital LLC, 8.250%, 10/15/23	471
525	Corrections Corp. of America, 4.625%, 05/01/23	533
13	Equinix, Inc., 5.375%, 01/01/22	13
	GEO Group, Inc. (The),
400	5.125%, 04/01/23	389
215	5.875%, 01/15/22	218
200	5.875%, 10/15/24	202
625	Health Care REIT, Inc., 4.700%, 09/15/17	647
67	Iron Mountain U.S. Holdings, Inc., 5.375%, 06/01/26 (e)	66
	Iron Mountain, Inc.,
67	4.375%, 06/01/21 (e)	67
10	6.000%, 10/01/20 (e)	10
19	6.000%, 08/15/23	20
25	iStar, Inc., 4.000%, 11/01/17	25
350	Kimco Realty Corp., 4.250%, 04/01/45	342
200	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23	201

		4,744

	Thrifts & Mortgage Finance — 0.4%
750	Abbey National Treasury Services plc, (United Kingdom), 2.375%, 03/16/20	755
1,000	Santander Holdings USA, Inc., 2.650%, 04/17/20	998

		1,753

	Total Financials	73,961

	Health Care — 5.2%
	Biotechnology — 0.4%
500	Amgen, Inc., 4.400%, 05/01/45	498

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Biotechnology — continued
	Celgene Corp.,
400	2.250%, 05/15/19	404
500	2.875%, 08/15/20	512
500	Gilead Sciences, Inc., 3.500%, 02/01/25	521

		1,935

	Health Care Equipment & Supplies — 0.6%
500	Abbott Laboratories, 2.950%, 03/15/25	499
250	Boston Scientific Corp., 4.125%, 10/01/23	267
515	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	462
255	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	261
600	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	599
14	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.625%, 10/15/23 (e)	13
500	Medtronic, Inc., 2.500%, 03/15/20	514
300	Zimmer Biomet Holdings, Inc., 4.450%, 08/15/45	300

		2,915

	Health Care Providers & Services — 2.5%
	Acadia Healthcare Co., Inc.,
5	5.125%, 07/01/22	5
80	5.625%, 02/15/23	81
500	Aetna, Inc., 3.500%, 11/15/24	515
300	AmerisourceBergen Corp., 4.250%, 03/01/45	301
750	Cardinal Health, Inc., 1.950%, 06/15/18	756
500	DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	496
750	Express Scripts Holding Co., 2.250%, 06/15/19	756
	HCA, Inc.,
20	5.250%, 04/15/25	20
1,205	5.375%, 02/01/25	1,223
1,300	7.500%, 02/15/22	1,474
	HealthSouth Corp.,
410	5.750%, 11/01/24	416
24	5.750%, 09/15/25	24
	Kindred Healthcare, Inc.,
500	8.000%, 01/15/20	499
300	8.750%, 01/15/23	294
500	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	505
13	LifePoint Health, Inc., 5.375%, 05/01/24 (e)	13
121	Molina Healthcare, Inc., 5.375%, 11/15/22 (e)	121
	Quest Diagnostics, Inc.,
1,000	2.700%, 04/01/19	1,019
500	3.500%, 03/30/25	507
	Tenet Healthcare Corp.,
250	4.500%, 04/01/21	252
825	6.750%, 02/01/20	810
50	8.000%, 08/01/20	51
1,415	8.125%, 04/01/22	1,424
500	UnitedHealth Group, Inc., 4.750%, 07/15/45	571
55	WellCare Health Plans, Inc., 5.750%, 11/15/20	57

		12,190

	Health Care Technology — 0.1%
515	IMS Health, Inc., 6.000%, 11/01/20 (e)	527

	Pharmaceuticals — 1.6%
300	Actavis Funding SCS, (Luxembourg), 4.750%, 03/15/45	296
173	Concordia Healthcare Corp., (Canada), 7.000%, 04/15/23 (e)	161
300	Eli Lilly & Co., 3.700%, 03/01/45	299
200	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., (Ireland), 6.000%, 07/15/23 (e)	175
750	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	771
	Merck & Co., Inc.,
500	2.750%, 02/10/25	510
400	4.150%, 05/18/43	426
1,000	Mylan N.V., (Netherlands), 3.150%, 06/15/21 (e) (w)	999
826	Pfizer, Inc., 3.000%, 06/15/23	863
	Valeant Pharmaceuticals International, Inc., (Canada),
500	5.875%, 05/15/23 (e)	420
15	6.750%, 08/15/18 (e)	15
1,125	7.250%, 07/15/22 (e)	985
1,495	7.500%, 07/15/21 (e)	1,353
750	Zoetis, Inc., 3.450%, 11/13/20	769

		8,042

	Total Health Care	25,609

	Industrials — 4.2%
	Aerospace & Defense — 1.0%
	Boeing Co. (The),
1,000	2.350%, 10/30/21	1,024

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Aerospace & Defense — continued
250	3.500%, 03/01/45	246
	Bombardier, Inc., (Canada),
5	5.500%, 09/15/18 (e)	5
800	7.500%, 03/15/25 (e)	704
10	Huntington Ingalls Industries, Inc., 5.000%, 11/15/25 (e)	11
450	KLX, Inc., 5.875%, 12/01/22 (e)	440
300	Lockheed Martin Corp., 3.800%, 03/01/45	292
	Northrop Grumman Corp.,
1,000	3.250%, 08/01/23	1,049
250	3.850%, 04/15/45	248
	TransDigm, Inc.,
10	6.000%, 07/15/22	10
550	6.500%, 05/15/25	558
82	Triumph Group, Inc., 4.875%, 04/01/21	77
300	United Technologies Corp., 4.150%, 05/15/45	312

		4,976

	Air Freight & Logistics — 0.2%
410	Air Medical Merger Sub Corp., 6.375%, 05/15/23 (e)	401
500	FedEx Corp., 4.100%, 02/01/45	483

		884

	Airlines — 0.1%
48	Allegiant Travel Co., 5.500%, 07/15/19	50
500	Southwest Airlines Co., 2.750%, 11/06/19	512

		562

	Building Products — 0.0% (g)
13	Griffon Corp., 5.250%, 03/01/22 (e)	13
50	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	50

		63

	Commercial Services & Supplies — 0.3%
633	ACCO Brands Corp., 6.750%, 04/30/20	668
350	ADT Corp. (The), 3.500%, 07/15/22	321
5	APX Group, Inc., 6.375%, 12/01/19	5
13	Clean Harbors, Inc., 5.125%, 06/01/21 (e)	13
	Mobile Mini, Inc.,
26	5.875%, 07/01/24 (e)	27
30	7.875%, 12/01/20	31
500	Waste Management, Inc., 3.125%, 03/01/25	515

		1,580

	Electrical Equipment — 0.1%
500	General Cable Corp., 5.750%, 10/01/22	467
116	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.625%, 06/01/21 (e)	87

		554

	Industrial Conglomerates — 0.1%
107	CTP Transportation Products LLC/CTP Finance, Inc., 8.250%, 12/15/19 (e)	103
185	General Electric Co., 5.875%, 01/14/38	243

		346

	Machinery — 0.6%
500	CNH Industrial Capital LLC, 4.875%, 04/01/21	500
1,500	Stanley Black & Decker, Inc., 2.451%, 11/17/18	1,528
1,200	Terex Corp., 6.000%, 05/15/21	1,186

		3,214

	Professional Services — 0.0% (g)
187	CEB, Inc., 5.625%, 06/15/23 (e)	186

	Road & Rail — 1.2%
400	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	418
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
550	5.500%, 04/01/23	512
200	6.375%, 04/01/24 (e)	192
500	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40	627
750	CSX Corp., 3.400%, 08/01/24	787
	Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp.,
130	7.500%, 06/01/22 (e) (w)	131
135	7.750%, 06/01/24 (e) (w)	135
	Hertz Corp. (The),
550	5.875%, 10/15/20	557
410	6.250%, 10/15/22	407
550	7.375%, 01/15/21	562
48	7.500%, 10/15/18	49
135	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e)	89
500	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 02/01/22 (e)	498
500	Ryder System, Inc., 2.650%, 03/02/20	500
250	Union Pacific Corp., 3.375%, 02/01/35	243

		5,707

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Trading Companies & Distributors — 0.6%
250	H&E Equipment Services, Inc., 7.000%, 09/01/22	258
	HD Supply, Inc.,
560	5.250%, 12/15/21 (e)	589
38	5.750%, 04/15/24 (e)	40
	International Lease Finance Corp.,
20	5.875%, 08/15/22	22
750	6.250%, 05/15/19	810
	United Rentals North America, Inc.,
10	5.750%, 11/15/24	10
500	6.125%, 06/15/23	517
585	7.625%, 04/15/22	623
46	Univar USA, Inc., 6.750%, 07/15/23 (e)	46

		2,915

	Total Industrials	20,987

	Information Technology — 4.5%
	Communications Equipment — 0.5%
320	Avaya, Inc., 7.000%, 04/01/19 (e)	232
300	Cisco Systems, Inc., 5.500%, 01/15/40	381
250	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	254
	CommScope, Inc.,
36	4.375%, 06/15/20 (e)	37
1,500	5.500%, 06/15/24 (e)	1,521

		2,425

	Computers & Peripherals — 0.1%
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
130	5.450%, 06/15/23 (e)	132
196	6.020%, 06/15/26 (e)	198
70	8.350%, 07/15/46 (e)	71

		401

	Electronic Equipment, Instruments & Components — 0.2%
500	Arrow Electronics, Inc., 4.000%, 04/01/25	495
7	Belden, Inc., 5.500%, 09/01/22 (e)	7
750	Zebra Technologies Corp., 7.250%, 10/15/22	800

		1,302

	Internet Software & Services — 0.4%
1,000	Alibaba Group Holding Ltd., (Cayman Islands), 2.500%, 11/28/19	1,003
400	Alphabet, Inc., 3.375%, 02/25/24	432
500	Baidu, Inc., (Cayman Islands), 3.250%, 08/06/18	511
	Match Group, Inc.,
13	6.375%, 06/01/24 (e)	13
107	6.750%, 12/15/22 (e)	111

		2,070

	IT Services — 0.6%
	First Data Corp.,
245	5.000%, 01/15/24 (e)	245
58	5.375%, 08/15/23 (e)	59
1,090	5.750%, 01/15/24 (e)	1,090
550	7.000%, 12/01/23 (e)	558
750	International Business Machines Corp., 1.875%, 08/01/22	736
10	WEX, Inc., 4.750%, 02/01/23 (e)	9
400	Xerox Corp., 2.800%, 05/15/20	383

		3,080

	Semiconductors & Semiconductor Equipment — 1.2%
1,325	Amkor Technology, Inc., 6.375%, 10/01/22	1,285
350	Entegris, Inc., 6.000%, 04/01/22 (e)	361
55	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	58
1,000	Intel Corp., 2.450%, 07/29/20	1,029
	Micron Technology, Inc.,
600	5.250%, 01/15/24 (e)	504
275	5.500%, 02/01/25	230
73	7.500%, 09/15/23 (e)	77
750	NXP B.V./NXP Funding LLC, (Netherlands), 5.750%, 02/15/21 (e)	781
500	QUALCOMM, Inc., 3.450%, 05/20/25	520
910	Sensata Technologies UK Financing Co. plc, (United Kingdom), 6.250%, 02/15/26 (e)	956

		5,801

	Software — 0.9%
750	Adobe Systems, Inc., 3.250%, 02/01/25	772
250	CA, Inc., 4.500%, 08/15/23	268
500	Infor Software Parent LLC/Infor Software Parent, Inc., (cash), 7.125%, 05/01/21 (e) (v)	417
1,072	Infor U.S., Inc., 6.500%, 05/15/22	984
61	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	60
350	Microsoft Corp., 4.000%, 02/12/55	343

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Software — continued
	Oracle Corp.,
500	2.800%, 07/08/21	519
300	3.250%, 05/15/30	309
500	3.400%, 07/08/24	529
300	4.375%, 05/15/55	301

		4,502

	Technology Hardware, Storage & Peripherals — 0.6%
750	Apple, Inc., 2.500%, 02/09/25	743
140	EMC Corp., 1.875%, 06/01/18	136
1,000	Hewlett Packard Enterprise Co., 3.600%, 10/15/20 (e)	1,027
5	NCR Corp., 6.375%, 12/15/23	5
	Western Digital Corp.,
453	7.375%, 04/01/23 (e)	472
440	10.500%, 04/01/24 (e)	456

		2,839

	Total Information Technology	22,420

	Materials — 3.0%
	Chemicals — 1.6%
500	Ashland, Inc., 4.750%, 08/15/22	506
51	Chemours Co. (The), 6.625%, 05/15/23	46
250	Cytec Industries, Inc., 3.950%, 05/01/25	243
	Dow Chemical Co. (The),
500	3.500%, 10/01/24	517
500	4.125%, 11/15/21	543
250	4.375%, 11/15/42	243
1,125	Hexion, Inc., 6.625%, 04/15/20	953
	Huntsman International LLC,
700	4.875%, 11/15/20	712
150	5.125%, 11/15/22	151
950	INEOS Group Holdings S.A., (Luxembourg), 5.875%, 02/15/19 (e)	962
	LyondellBasell Industries N.V., (Netherlands),
250	4.625%, 02/26/55	223
500	6.000%, 11/15/21	577
	Monsanto Co.,
500	3.375%, 07/15/24	506
400	4.200%, 07/15/34	386
105	PQ Corp., 6.750%, 11/15/22 (e)	110
283	Reichhold Industries, Inc., 9.000%, 05/08/17 (d) (e)	—	(h)
	Reichhold International,
336	12.000%, 03/31/17	336
681	15.000%, 03/31/17	681
270	Reichhold LLC, 12.000%, 03/31/17	270

		7,965

	Containers & Packaging — 0.9%
950	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	996
400	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), VAR, 3.634%, 12/15/19 (e)	401
10	Ball Corp., 5.250%, 07/01/25	10
54	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 5.625%, 12/15/16 (e)	54
385	International Paper Co., 7.300%, 11/15/39	493
59	Pactiv LLC, 8.375%, 04/15/27	60
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
500	5.750%, 10/15/20	516
191	6.875%, 02/15/21	198
1,450	9.000%, 04/15/19	1,479

		4,207

	Metals & Mining — 0.4%
5	AK Steel Corp., 8.750%, 12/01/18	5
5	Alcoa, Inc., 5.125%, 10/01/24	5
930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20	935
5	ArcelorMittal, (Luxembourg), 10.850%, 06/01/19	6
5	Cliffs Natural Resources, Inc., 8.250%, 03/31/20 (e)	5
5	FMG Resources August 2006 Pty Ltd., (Australia), 9.750%, 03/01/22 (e)	5
12	Freeport-McMoRan, Inc., 2.300%, 11/14/17	12
1,005	Gold Fields Orogen Holding BVI Ltd., (United Kingdom), 4.875%, 10/07/20 (e)	916
8	Novelis, Inc., (Canada), 8.750%, 12/15/20	8
150	Teck Resources Ltd., (Canada), 3.000%, 03/01/19	143
52	United States Steel Corp., 8.375%, 07/01/21 (e)	54

		2,094

	Paper & Forest Products — 0.1%
500	Georgia-Pacific LLC, 3.163%, 11/15/21 (e)	511

	Total Materials	14,777

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Telecommunication Services — 4.9%
	Diversified Telecommunication Services — 4.0%
	Altice Financing S.A., (Luxembourg),
750	6.625%, 02/15/23 (e)	750
200	7.500%, 05/15/26 (e)	200
	AT&T, Inc.,
600	3.900%, 03/11/24	624
500	3.950%, 01/15/25	519
500	4.500%, 05/15/35	500
850	5.350%, 09/01/40	904
300	6.000%, 08/15/40	341
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	820
	CCO Holdings LLC/CCO Holdings Capital Corp.,
860	5.125%, 05/01/23 (e)	871
52	5.500%, 05/01/26 (e)	52
950	6.625%, 01/31/22	1,008
	CenturyLink, Inc.,
700	Series T, 5.800%, 03/15/22	674
10	Series V, 5.625%, 04/01/20	10
650	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	653
	Frontier Communications Corp.,
21	8.250%, 04/15/17	22
968	11.000%, 09/15/25 (e)	985
241	GCI, Inc., 6.750%, 06/01/21	243
	Intelsat Jackson Holdings S.A., (Luxembourg),
1,299	5.500%, 08/01/23	835
350	6.625%, 12/15/22	235
7	7.250%, 04/01/19	5
405	7.250%, 10/15/20	282
335	7.500%, 04/01/21	228
89	8.000%, 02/15/24 (e)	91
	Level 3 Financing, Inc.,
44	5.125%, 05/01/23	44
105	5.250%, 03/15/26 (e)	105
30	5.375%, 01/15/24	31
44	5.375%, 05/01/25	45
750	5.625%, 02/01/23	766
10	6.125%, 01/15/21	10
675	Numericable-SFR S.A., (France), 6.000%, 05/15/22 (e)	672
	Sprint Capital Corp.,
250	6.875%, 11/15/28	187
446	6.900%, 05/01/19	414
730	8.750%, 03/15/32	589
360	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	379
360	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	380
	Verizon Communications, Inc.,
500	3.000%, 11/01/21	515
1,000	4.150%, 03/15/24	1,081
577	4.272%, 01/15/36	573
500	4.400%, 11/01/34	506
500	Wind Acquisition Finance S.A., (Luxembourg), 7.375%, 04/23/21 (e)	473
	Windstream Services LLC,
5	7.500%, 06/01/22	4
300	7.500%, 04/01/23	244
1,125	7.750%, 10/01/21	982
	Zayo Group LLC/Zayo Capital, Inc.,
791	6.000%, 04/01/23	813
58	6.375%, 05/15/25	60

		19,725

	Wireless Telecommunication Services — 0.9%
675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20	741
501	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	533
	Sprint Corp.,
150	7.625%, 02/15/25	113
2,450	7.875%, 09/15/23	1,923
	T-Mobile USA, Inc.,
90	6.000%, 04/15/24	94
113	6.500%, 01/15/26	119
625	6.633%, 04/28/21	657
550	6.731%, 04/28/22	577

		4,757

	Total Telecommunication Services	24,482

	Utilities — 2.5%
	Electric Utilities — 1.0%
300	Alabama Power Co., 3.750%, 03/01/45	296
300	Commonwealth Edison Co., 3.700%, 03/01/45	296
300	DTE Electric Co., 3.700%, 03/15/45	302
300	Duke Energy Carolinas LLC, 3.750%, 06/01/45	302
535	Entergy Arkansas, Inc., 3.750%, 02/15/21	576

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
600	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	512
1,010	Nevada Power Co., 7.125%, 03/15/19	1,163
440	Pacific Gas & Electric Co., 5.400%, 01/15/40	538
250	Potomac Electric Power Co., 4.150%, 03/15/43	264
730	Xcel Energy, Inc., 4.700%, 05/15/20	794

		5,043

	Gas Utilities — 0.3%
	Ferrellgas LP/Ferrellgas Finance Corp.,
69	6.500%, 05/01/21	65
7	6.750%, 01/15/22	7
500	Korea Gas Corp., (South Korea), 2.875%, 07/29/18 (e)	510
111	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23	108
	Rose Rock Midstream LP/Rose Rock Finance Corp.,
38	5.625%, 07/15/22	33
119	5.625%, 11/15/23	99
600	Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	603

		1,425

	Independent Power & Renewable Electricity Producers — 0.3%
700	AES Corp., 4.875%, 05/15/23	691
	Calpine Corp.,
202	5.250%, 06/01/26 (e)	202
91	7.875%, 01/15/23 (e)	97
	NRG Energy, Inc.,
171	7.250%, 05/15/26 (e)	171
5	7.625%, 01/15/18	6
110	8.250%, 09/01/20	114

		1,281

	Multi-Utilities — 0.8%
385	Berkshire Hathaway Energy Co., 6.500%, 09/15/37	517
	Consolidated Edison Co. of New York, Inc.,
250	4.450%, 03/15/44	275
350	4.625%, 12/01/54	388
	Dominion Resources, Inc.,
250	4.700%, 12/01/44	261
630	5.200%, 08/15/19	690
250	Series C, 4.900%, 08/01/41	263
300	DTE Energy Co., Series C, 3.500%, 06/01/24	313
630	NiSource Finance Corp., 6.800%, 01/15/19	707
560	TECO Finance, Inc., 5.150%, 03/15/20	613

		4,027

	Water Utilities — 0.1%
500	Aquarion Co., 4.000%, 08/15/24 (e)	519

	Total Utilities	12,295

	Total Corporate Bonds (Cost $280,121)	279,660

Insurance-Linked Securities — 1.2%
	Catastrophe Bonds — 1.2%
300	Acorn Re Ltd., (Bermuda), VAR, 4.049%, 07/17/18 (e)	306
250	Alamo Re Ltd., (Bermuda), VAR, 4.889%, 06/07/19 (e)	257
250	Armor Re Ltd., (Bermuda), VAR, 4.739%, 12/15/16 (e)	249
250	Caelus Re 2013 Ltd., (Cayman Islands), VAR, 7.139%, 04/07/17 (e)	253
250	East Lane Re VI Ltd., (Cayman Islands), VAR, 3.390%, 03/13/20 (e)	253
500	Ibis Re II Ltd., (Cayman Islands), VAR, 4.289%, 06/28/16 (e)	500
250	Kilimanjaro Re Ltd., (Bermuda), VAR, 4.789%, 04/30/18 (e)	250
500	MetroCat Re Ltd., (Bermuda), VAR, 4.789%, 08/05/16 (e)	501
	Residential Reinsurance 2012 Ltd., (Cayman Islands),
500	VAR, 4.789%, 12/06/16 (e)	499
1,000	VAR, 8.289%, 06/06/16 (e)	999
250	Residential Reinsurance 2013 Ltd., (Cayman Islands), VAR, 5.539%, 12/06/17 (e)	248
	Sanders Re Ltd., (Bermuda),
600	VAR, 3.289%, 05/25/18 (e)	592
750	VAR, 3.789%, 05/05/17 (e)	745
250	VAR, 4.149%, 05/28/19 (e)	247

	Total Insurance-Linked Securities (Cost $5,945)	5,899

Investment Companies — 0.3%
41	BlackRock Corporate High Yield Fund, Inc.	420
58	BlackRock Debt Strategies Fund, Inc.	207
13	Blackstone/GSO Strategic Credit Fund	190

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Investment Companies — continued
8	Eaton Vance Floating-Rate Income Trust	106
9	Eaton Vance Senior Income Trust	52
10	Invesco Dynamic Credit Opportunities Fund	105
15	Nuveen Credit Strategies Income Fund	122
7	Nuveen Floating Rate Income Opportunity Fund	76
9	Prudential Global Short Duration High Yield Fund, Inc.	139

	Total Investment Companies (Cost $1,373)	1,417

Mortgage Pass-Through Securities — 26.8%
15	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 01/01/29	17
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
11,000	TBA, 3.000%, 06/15/46 (w)	11,256
10,600	TBA, 3.500%, 06/15/46 (w)	11,082
2,000	TBA, 4.500%, 06/15/46 (w)	2,176
865	6.000%, 02/01/36 - 08/01/38	987
4	7.000%, 12/01/25 - 02/01/26	5
28	7.500%, 10/01/26 - 02/01/27	31
11	8.000%, 05/01/26 - 07/01/26	11
Federal National Mortgage Association, 15 Year, Single Family,
3,200	TBA, 2.500%, 06/25/31 (w)	3,281
3,500	TBA, 3.000%, 06/25/31 (w)	3,647
5,260	TBA, 4.000%, 06/25/31 (w)	5,457
4,035	TBA, 5.000%, 06/25/31 (w)	4,143
Federal National Mortgage Association, 30 Year, Single Family,
7,730	TBA, 3.000%, 06/25/46 (w)	7,915
18,140	TBA, 3.500%, 06/25/46 (w)	18,982
9,000	TBA, 4.000%, 06/25/46 (w)	9,608
5,700	TBA, 4.500%, 06/25/46 (w)	6,206
2,000	TBA, 5.500%, 06/25/46 c	2,242
9,885	4.000%, 05/01/45 - 06/01/45	10,745
484	6.000%, 05/01/37	553
151	6.500%, 07/01/29 - 03/01/35	178
63	7.000%, 02/01/35 - 03/01/35	73
5	7.500%, 03/01/35	6
Government National Mortgage Association, 30 Year, Single Family,
5,850	TBA, 3.000%, 06/15/46 (w)	6,045
6,000	TBA, 3.500%, 06/15/46 (w)	6,331
4,000	TBA, 4.000%, 06/15/46 (w)	4,277
8,500	TBA, 4.500%, 06/15/46 (w)	9,342
4,300	TBA, 5.000%, 06/15/46 (w)	4,770
2,400	TBA, 6.000%, 06/15/46 (w)	2,716
185	7.000%, 09/15/31	228

	Total Mortgage Pass-Through Securities (Cost $131,886)	132,310

Preferred Security — 0.0% (g) (x)
	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
3,795	Lehman Brothers Holdings Capital Trust VII, 5.857%, 07/18/16 (d) (Cost $2,016)	—	(h)

Supranational — 0.1%
750	Export-Import Bank of Korea, (South Korea), 2.250%, 01/21/20 (Cost $749)	755

U.S. Government Agency Securities — 3.7%
	Federal Home Loan Bank,
5,000	1.625%, 12/09/16	5,027
1,500	2.875%, 09/13/24	1,603
	Federal National Mortgage Association,
5,000	0.875%, 05/21/18	4,992
2,600	1.750%, 09/12/19	2,646
2,000	2.625%, 09/06/24	2,097
2,140	4.875%, 12/15/16	2,188

	Total U.S. Government Agency Securities (Cost $18,258)	18,553

U.S. Treasury Obligations — 4.7%
	U.S. Treasury Bonds,
7,940	2.500%, 02/15/46	7,701
1,725	3.000%, 11/15/45	1,853
4,870	3.375%, 05/15/44	5,623
4,865	3.875%, 08/15/40	6,085
1,300	4.500%, 02/15/36	1,776

	Total U.S. Treasury Obligations (Cost $21,721)	23,038

SHARES

Common Stock — 0.1%
	Materials — 0.1%
	Chemicals — 0.1%
— (h)	Reichhold, Inc. (a) (Cost $185)	294

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, expect number of Options contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — 0.2%
	Consumer Staples — 0.1%
	Household Products — 0.1%
306	Sun Products Corp. (The), Tranche B Term Loan, VAR, 5.500%, 03/23/20	303
84	Zep, Inc., Initial Term Loan, VAR, 5.500%, 06/27/22	84

	Total Consumer Staples	387

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
339	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	340
65	Exco Resources, Inc., Senior Secured 2nd Lien Term Loan, VAR, 12.500%, 10/19/20	38

	Total Energy	378

	Health Care — 0.0% (g)
	Pharmaceuticals — 0.0% (g)
94	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	93
92	Medi Impact OpCo Holdings, Inc., Term Loan, VAR, 5.750%, 10/27/22	92

	Total Health Care	185

	Industrials — 0.0% (g)
	Machinery — 0.0% (g)
37	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20	34

	Marine — 0.0% (g)
137	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20	122

	Trading Companies & Distributors — 0.0% (g)
38	Univar, Inc., 1st Lien Term Loan B, VAR, 4.250%, 07/01/22	38

	Total Industrials	194

	Total Loan Assignments (Cost $1,168)	1,144

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Option Purchased — 0.0% (g)
13	Eurodollar, Expiring 12/19/16, at $98.00, American Style	—	(h)
	Foreign Exchange Currency Option — 0.0% (g)
GBP 202,000	USD Call/GBP Put, Expiring 08/25/16 @ 1.40 USD to 1 GBP, Vanilla, European Style	4

	Total Options Purchased (Cost $13)	4

PRINCIPAL AMOUNT
Short-Term Investments — 24.6%
	U.S. Treasury Obligations — 0.2%
	U.S. Treasury Bills,
75	0.302%, 10/06/16 (k) (n)	75
845	0.327%, 07/07/16 (k) (n)	845

	Total U.S. Treasury Obligations	920

SHARES
	Investment Companies — 24.4%
120,638	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l)	120,638
260	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.200% (b) (l) †	260

	Total Investment Companies	120,898

	Total Short-Term Investments (Cost $121,817)	121,818

	Total Investments — 122.8% (Cost $607,239)	607,162
	Liabilities in Excess of Other Assets — (22.8)%	(112,652)

	NET ASSETS — 100.0%	494,510

Percentages indicated are based on net assets.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
83	10 Year U.S. Treasury Note	09/21/16	USD	10,764	15
37	U.S. Treasury Long Bond	09/21/16	USD	6,043	22
37	5 Year U.S. Treasury Note	09/30/16	USD	4,444	2
	Short Futures Outstanding
(4)	90 Day Eurodollar	06/13/16	USD	(993)	(2)
(171)	2 Year U.S. Treasury Note	09/30/16	USD	(37,262)	(8)
(38)	5 Year U.S. Treasury Note	09/30/16	USD	(4,565)	(3)
(6)	90 Day Eurodollar	12/19/16	USD	(1,486)	3
(6)	90 Day Eurodollar	06/19/17	USD	(1,484)	(4)
(6)	90 Day Eurodollar	09/18/17	USD	(1,482)	(4)

					21

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
424	AUD	State Street Corp.	06/14/16	327	306	(21)

439	CHF	State Street Corp.	06/10/16	455	442	(13)

376	EUR	Goldman Sachs International	07/08/16	424	418	(6)
493	EUR	National Australia Bank	07/08/16	551	550	(1)
256	EUR	Deutsche Bank AG	07/19/16	289	285	(4)
513	EUR	Goldman Sachs International	07/19/16	585	572	(13)
193	EUR	State Street Corp.	07/19/16	218	215	(3)

312	GBP	Deutsche Bank AG	06/10/16	450	452	2
300	GBP	Morgan Stanley	06/10/16	421	435	14
253	GBP	Morgan Stanley	06/30/16	359	366	7

56,259	JPY	Standard Chartered Bank	06/17/16	498	508	10
74,884	JPY	Deutsche Bank AG	07/29/16	695	678	(17)
20,658	JPY	Standard Chartered Bank	07/29/16	189	187	(2)
20,658	JPY	TD Bank Financial Group	07/29/16	189	187	(2)

596,537	KRW	Standard Chartered Bank††	06/17/16	513	501	(12)

2,649	NOK	State Street Corp.	06/14/16	321	317	(4)

232	NZD	Standard Chartered Bank	07/06/16	157	157	— (h)
475	NZD	State Street Corp.	07/06/16	320	321	1
232	NZD	TD Bank Financial Group	07/06/16	155	156	1

2,995	SEK	TD Bank Financial Group	06/30/16	363	359	(4)
6,475	SEK	Deutsche Bank AG	07/19/16	802	778	(24)
2,373	SEK	TD Bank Financial Group	07/19/16	295	285	(10)

				8,576	8,475	(101)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
424	AUD	Royal Bank of Canada	06/14/16	319	306	13
461	AUD	State Street Corp.	07/25/16	333	332	1

460	CAD	Royal Bank of Canada	07/25/16	351	352	(1)

439	CHF	State Street Corp.	06/10/16	450	442	8

869	EUR	Union Bank of Switzerland AG	07/08/16	992	968	24
448	EUR	Deutsche Bank AG	07/19/16	506	499	7
256	EUR	Goldman Sachs International	07/19/16	295	285	10
258	EUR	State Street Corp.	07/19/16	296	288	8

300	GBP	Morgan Stanley	06/10/16	427	435	(8)
312	GBP	State Street Corp.	06/10/16	442	451	(9)
253	GBP	State Street Corp.	06/30/16	362	367	(5)

56,259	JPY	State Street Corp.	06/17/16	505	509	(4)
37,442	JPY	Morgan Stanley	07/29/16	351	339	12
37,442	JPY	State Street Corp.	07/29/16	351	338	13

596,537	KRW	Standard Chartered Bank††	06/17/16	498	501	(3)
197,391	KRW	Standard Chartered Bank††	07/25/16	166	165	1

2,649	NOK	Barclays Bank plc	06/14/16	326	317	9

464	NZD	Deutsche Bank AG	07/06/16	316	314	2
475	NZD	State Street Corp.	07/06/16	322	320	2

2,995	SEK	Barclays Bank plc	06/30/16	370	359	11
2,373	SEK	Deutsche Bank AG	07/19/16	287	285	2
6,475	SEK	State Street Corp.	07/19/16	797	778	19

				9,062	8,950	112

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2016 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.:
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/21	1.729%		2,160	71	(65)
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.137		15	(1)	1
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.137		58	(2)	5
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.491		20	(1)	2
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.491		22	(1)	3
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.491		40	(3)	5
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.151		5	— (h)	1
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.151		20	(1)	2
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	0.691		21	(1)	2
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	2.254		100	(5)	8
BNP Paribas:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	06/20/21	3.469		240	26	(30)
Canadian Natural Resources Ltd., 5.700%, 05/15/17	1.000% quarterly	06/20/21	2.556		180	13	(14)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/21	2.671		3,380	256	(237)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	9.915		50	8	(14)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	9.915		60	9	(20)
Standard Chartered Bank, 7.750%, 04/03/18	1.000% quarterly	06/20/21	2.731	EUR	250	23	(27)
Citibank, N.A.:
Beazer Homes USA Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	3.909		100	(3)	5
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	06/20/21	1.238		2,460	23	(27)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	8.462		55	4	(6)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	8.462		65	5	(7)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	8.462		78	6	(9)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.491		70	(4)	8

Goldman Sachs International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.137	120	(5)	3
Avon Products Inc., 6.500% 03/01/19	5.000% quarterly	09/20/18	5.592	50	— (h)	— (h)
Beazer Homes USA Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	3.909	50	(1)	2
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	06/20/21	4.997	270	45	(48)
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/16	1.572	100	(2)	4
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	9.915	40	6	(2)
Morgan Stanley Capital Services:
Devon Energy Corp., 7.950%, 04/15/32	1.000% quarterly	06/20/21	3.257	120	12	(20)

					477	(475)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.018%	40	6	(8)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.018	60	9	(12)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.018	60	9	(18)
CDX.EM.25-V1	1.000% quarterly	06/20/21	3.033	2,400	214	(202)
CMBX.NA.A.6	2.000% monthly	05/11/63	3.057	80	5	1
CMBX.NA.AA.3	0.270% monthly	12/13/49	86.639	260	126	(147)
Citibank, N.A.:
CMBX.NA.A.6	2.000% monthly	05/11/63	3.057	90	5	1
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	110.012	180	33	(153)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	110.012	210	38	(168)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.018	30	5	(8)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.018	60	9	(15)
Goldman Sachs International:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.662	300	7	(2,098)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.662	1,300	31	(443)
CMBX.NA.A.6	2.000% monthly	05/11/63	3.057	90	5	1
CMBX.NA.A.6	2.000% monthly	05/11/63	3.057	90	5	2
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000% monthly	05/11/63	3.057	80	5	1
CMBX.NA.AA.3	0.270% monthly	12/13/49	86.639	140	68	(81)

					580	(3,347)

Centrally Cleared Credit Default Swaps - Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2016 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.26-V1	5.000% quarterly	06/20/21	4.361%		320	(12)	4
CDX.NA.IG.25-V1	1.000% quarterly	12/20/20	0.834		1,970	(18)	8
iTraxx Europe 25.1	1.000% quarterly	06/20/21	0.725	EUR	3,100	(54)	40

						(84)	52

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428%	40	(24)	27
Barclays Bank plc:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	21	(13)	10
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	30	(18)	18
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	50	(30)	29
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	60	(37)	37
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	60	(37)	39
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	30	(18)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	100	(61)	64
K. Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	6.266	50	— (h)	2

K. Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	6.266	50	— (h)	2
K. Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	6.266	50	— (h)	3
K. Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	6.266	100	— (h)	7
BNP Paribas:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	40	(24)	26
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/16	60.219	140	(3)	51
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	40	(5)	14
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	50	(7)	25
Citibank, N.A.:
K. Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	6.266	30	— (h)	3
Credit Suisse International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	180	(24)	84
Deutsche Bank AG, New York:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	30	(18)	18
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	30	(18)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	30	(18)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	30	(18)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	30	(18)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	40	(25)	24
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	66.994	40	(17)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	66.994	40	(17)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	66.994	40	(17)	21
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	66.994	40	(17)	21
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	66.994	90	(37)	44
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	20	(3)	9
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	40	(5)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	50	(7)	24
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	90	(12)	40
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	59.096	11	(7)	6
K. Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	6.266	50	— (h)	3
K. Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	6.266	50	— (h)	3
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/16	17.787	20	(1)	4
Union Bank of Switzerland AG:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	10	(6)	6
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	30	(18)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	58.428	40	(25)	27
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	59.462	20	(3)	10

					(608)	876

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	111.071%	260	(102)	181
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	111.071	140	(55)	98

					(157)	279

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Interest Rate Swaps

	RATE TYPE (r)
	PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	NOTIONAL
SWAP COUNTERPARTY	BY THE FUND	BY THE FUND	DATE	AMOUNT	VALUE
Bank of America N.A.	1.393% semi-annually	3 months LIBOR quarterly	10/27/16	266	(1)

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456% semi-annually	3 months LIBOR quarterly	06/21/18	500	(7)
1.541% semi-annually	3 months LIBOR quarterly	12/06/18	451	(8)

				(15)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	(2)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	920	(2)
Citibank, N.A.:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	740	(1)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	770	(1)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	770	(2)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	(2)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	(2)
IOS Index 4.500% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,005	(1)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	410	(1)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,010	(1)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,010	(1)
Credit Suisse International:
IOS Index 4.500% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	328	— (h)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	57	— (h)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	647	(1)
Goldman Sachs International:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	50	4
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	50	4
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	50	4
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	100	7
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	100	8
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	920	(2)
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	60	5
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	100	5

					18

FOREIGN EXCHANGE CURRENCY OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT	VALUE	PREMIUMS RECEIVED
USD Put/GBP Call, Vanilla, American Style	GBP	1.52	08/25/16	135	1	GBP	2

Put Options Written
DESCRIPTION	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT	VALUE	PREMIUMS RECEIVED
USD Call/GBP Put, Vanilla, American Style	GBP	1.34	08/25/16	202	2	GBP	2

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
ABX	—	Asset-Backed Securities Index
CAD	—	Canadian Dollar
CDX	—	Credit Default Swap Index
CHF	—	Swiss Franc
CMBX	—	Commercial Mortgage-Backed Securities Index
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
EUR	—	Euro
GBP	—	British Pound
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
LIBOR	—	London Interbank Offered Rate
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SEK	—	Swedish Krona
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	—	United States Dollar
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed
(w)	—	When-issued security, delayed delivery security, forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2016.
†	—	Approximately $260,000 of this investment is restricted as collateral for swaps to various brokers.
††	—	Non-deliverable forward.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	9,783
Aggregate gross unrealized depreciation	(9,860)

Net unrealized appreciation/depreciation	(77)

Federal income tax cost of investments	607,239

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stock
Materials	$—	$—	$294		$294

Debt Securities
Asset-Backed Securities	—	330	6,878		7,208
Collateralized Mortgage Obligations
Agency CMO	—	2,206	—		2,206
Non-Agency CMO	—	7,560	494		8,054

Total Collateralized Mortgage Obligations	—	9,766	494		10,260

Commercial Mortgage-Backed Securities	—	899	3,835		4,734
Convertible Bond
Telecommunication Services	—	68	—		68
Corporate Bonds
Consumer Discretionary	—	46,745	353		47,098
Consumer Staples	—	17,633	—		17,633
Energy	—	20,398	—		20,398
Financials	—	73,961	—		73,961
Health Care	—	25,609	—		25,609
Industrials	—	20,987	—		20,987
Information Technology	—	22,420	—		22,420
Materials	—	13,490	1,287		14,777
Telecommunication Services	—	24,482	—		24,482
Utilities	—	12,295	—		12,295

Total Corporate Bonds	—	278,020	1,640		279,660

Insurance-Linked Securities	—	5,899	—		5,899
Mortgage Pass-Through Securities	—	132,310	—		132,310
Preferred Security
Financials	—	—	—	(a)	—	(a)
Supranational	—	755	—		755
U.S. Government Agency Securities	—	18,553	—		18,553
U.S. Treasury Obligations	—	23,038	—		23,038
Investment Companies	1,417	—	—		1,417
Loan Assignments
Consumer Staples	—	387	—		387

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Energy	—	378	—	378
Health Care	—	185	—	185
Industrials	—	194	—	194

Total Loan Assignments	—	1,144	—	1,144

Options Purchased
Put Options Purchased	—	4	—	4
Short-Term Investments
Investment Companies	120,898	—	—	120,898
U.S. Treasury Obligations	—	920	—	920

Total Investments in Securities	$122,315	$471,706	$13,141	$607,162

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$177	$—	$177
Futures Contracts	42	—	—	42
Swaps	—	528	—	528

Total Appreciation in Other Financial Instruments	$42	$705	$—	$747

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(166)	$—	$(166)
Futures Contracts	(21)	—	—	(21)
Options Written
Call Options Written	—	(1)	—	(1)
Put Options Written	—	(2)	—	(2)
Swaps	—	(2,932)	—	(2932)

Total Depreciation in Other Financial Instruments	$(21)	$(3,101)	$—	$(3,122)

(a)	Amount rounds to less than $1,000.

There were no significant transfers among any levels during the period ended May 31, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 29, 2016		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016
Investments in Securities
Asset-Backed Securities	$6,848		$40	$66	$23		$—	$(1,040)	$941	$—	$6,878
Collateralized Mortgage Obligations — Non-Agency CMO	373		(3)	33	—	(a)	—	(174)	265	—	494
Commercial Mortgage-Backed Securities	3,773		—	61	1		—	—	—	—	3,835
Common Stock — Materials	272		—	22	—		—	—	—	—	294
Corporate Bonds — Consumer Discretionary	—		—	70	—		—	—	283	—	353
Corporate Bonds — Energy	25		—	—	—		—	—	—	(25)	—
Corporate Bonds — Materials	1,270		—	(8)	8		17	—	—	—	1,287
Preferred Security — Financials	—	(a)	—	—	—		—	—	—	—	—	(a)

Total	$12,561		$37	$244	$32		$17	$(1,214)	$1,489	$(25)	$13,141

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $ 252,000.

Total Return Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$293		Market Comparable Companies	EBITDA Multiple (a)	7.65x (7.65x)

Common Stock	293

	1,287		Market Comparable Companies	EBITDA Multiple (a)	7.65x (7.65x)

	—	(c)		Discount for lack of marketability (b)	100% (100%)

Corporate Bond	1,287

	6,879		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (2.62%)
				Constant Default Rate	2.00% - 15.00% (6.16%)
				Yield (Discount Rate of Cash Flows)	1.90 - 6.40% (3.98%)

Asset-Backed Securities	6,879

	240		Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
				Yield (Discount Rate of Cash Flows)	5.50% (5.50%)

Collateralized Mortgage Obligations	240

	3,326		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.46% - 7.45% (6.29%)

Commercial Mortgage-Backed Securities	3,326

Total	$12,025

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2016, the value of these investments was approximately $1,116,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior in the issuing entity capital structure result in this security being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of March 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund used total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 26, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 26, 2016